UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number      811-08236
Northern Funds

(Exact name of registrant as specified in charter)
50 South LaSalle Street
Chicago, IL 60603

(Address of principal executive offices) (Zip code)
Lloyd A. Wennlund, President
Northern Funds
50 South LaSalle Street
Chicago, IL 60603

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 557-2790
Date of fiscal year end: March 31
Date of reporting period: September 30, 2007

Item 1. Reports to Stockholders.

EQUITY FUNDS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in fund management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/ No bank guarantee

2	STATEMENTS OF ASSETS AND LIABILITIES
4	STATEMENTS OF OPERATIONS
6	STATEMENTS OF CHANGES IN NET ASSETS
8	FINANCIAL HIGHLIGHTS
19	SCHEDULES OF INVESTMENTS
	19	EMERGING MARKETS EQUITY FUND
	32	ENHANCED LARGE CAP FUND
	36	GROWTH EQUITY FUND
	38	INCOME EQUITY FUND
	41	INTERNATIONAL GROWTH EQUITY FUND
	43	LARGE CAP VALUE FUND
	45	MID CAP GROWTH FUND
	47	SELECT EQUITY FUND
	49	SMALL CAP GROWTH FUND
	52	SMALL CAP VALUE FUND
	62	TECHNOLOGY FUND
64	NOTES TO THE FINANCIAL STATEMENTS
72	FUND EXPENSES

76	FOR MORE INFORMATION

NORTHERN FUNDS SEMIANNUAL REPORT   1  EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

	EMERGING	ENHANCED			INTERNATIONAL
Amounts in thousands,	MARKETS	LARGE CAP	GROWTH	INCOME	GROWTH
except per share data	EQUITY FUND	FUND	EQUITY FUND	EQUITY FUND	EQUITY FUND

ASSETS:
Investments, at cost	$513,153	$163,745	$530,915	$489,500	$996,721
Investments, at value	$684,964	$173,297	$604,811	$548,520	$1,214,443
Cash	-	1	52	86	1
Foreign currencies, at value (cost $9,733 and $35,486, respectively)	9,277	-	-	-	36,374
Dividend income receivable	1,102	160	415	1,885	2,199
Interest income receivable	4	-	-	-	1
Receivable for foreign tax reclaimable	16	-	-	-	1,752
Receivable for securities sold	80	-	-	-	5,078
Receivable for variation margin on futures contracts	448	-	-	-	-
Receivable for fund shares sold	1,271	124	393	885	158
Receivable from investment adviser	-	1	13	18	25
Unrealized gain on forward foreign currency exchange contracts	-	-	-	-	1
Prepaid and other assets	102	6	8	44	16
Total Assets	697,264	173,589	605,692	551,438	1,260,048

LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts	17	-	-	-	16
Cash Overdraft	1,827	-	-	-	-
Payable for securities purchased	106	-	-	500	4,206
Payable for variation margin on futures contracts	13	3	-	-	-
Payable for fund shares redeemed	1,043	1,990	519	1,682	866
Payable to affiliates:
Investment advisory fees	40	9	84	77	204
Co-administration fees	17	4	15	13	31
Custody and accounting fees	-	-	6	-	53
Transfer agent fees	11	3	10	9	20
Trustee fees	1	1	4	2	5
Accrued other liabilities	23	19	43	231	64
Total Liabilities	3,098	2,029	681	2,514	5,465

Net Assets	$694,166	$171,560	$605,011	$548,924	$1,254,583

ANALYSIS OF NET ASSETS:
Capital stock	$504,616	$157,698	$471,617	$464,831	$792,105
Undistributed net investment income (loss)	6,940	70	81	(1,954)	9,590
Accumulated undistributed net realized gain (loss)	10,931	4,232	59,417	27,027	234,132
Net unrealized appreciation	171,679	9,560	73,896	59,020	218,756
Net Assets	$694,166	$171,560	$605,011	$548,924	$1,254,583

Shares Outstanding ($.0001 par value, unlimited authorization)	47,836	14,629	34,446	40,210	83,451

Net Asset Value, Redemption and Offering Price Per Share	$14.51	$11.73	$17.56	$13.65	$15.03

See Notes to the Financial Statements.
   EQUITY FUNDS    2    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

LARGE CAP	MID CAP	SELECT	SMALL CAP	SMALL CAP	TECHNOLOGY
VALUE FUND	GROWTH FUND	EQUITY FUND	GROWTH FUND	VALUE FUND	FUND

$1,059,666	$174,568	$154,801	$44,961	$961,591	$119,535
$1,182,616	$196,887	$187,034	$51,463	$1,028,652	$149,878
343	-	1	1	1,629	-

-	-	-	-	-	-
1,717	86	156	6	1,520	25
-	-	-	-	-	-
-	-	-	-	-	-
-	1,990	-	1,130	2,676	4,985

-	-	-	-	-	-
408	-	50	17	10,966	61
13	8	7	2	34	3
-	-	-	-	-	-
22	2	5	10	18	23
1,185,119	198,973	187,253	52,629	1,045,495	154,975

-	-	-	-	-	-

-	-	-	-	-	-
-	1,154	3,605	810	903	3,115

-	-	-	-	232	-
3,132	244	800	60	2,651	283

166	27	26	9	145	25
29	5	5	1	26	4
6	1	4	2	16	3
19	3	3	1	17	2
5	1	2	2	3	2
281	21	100	18	321	73
3,638	1,456	4,545	903	4,314	3,507

$1,181,481	$197,517	$182,708	$51,726	$1,041,181	$151,468

$916,136	$239,553	$227,112	$206,783	$899,076	$1,130,583
18,517	(231)	554	(214)	6,727	(349)

123,878	(64,124)	(77,191)	(161,345)	66,958	(1,009,109)
122,950	22,319	32,233	6,502	68,420	30,343
$1,181,481	$197,517	$182,708	$51,726	$1,041,181	$151,468

83,043	10,948	7,631	3,564	64,440	10,506

$14.23	$18.04	$23.94	$14.52	$16.16	$14.42

See Notes to the Financial Statements.
    NORTHERN FUNDS SEMIANNUAL REPORT     3     EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

	EMERGING	ENHANCED			INTERNATIONAL
	MARKETS	LARGE CAP	GROWTH	INCOME	GROWTH
Amounts in thousands	EQUITY FUND	FUND	EQUITY FUND	EQUITY FUND	EQUITY FUND

INVESTMENT INCOME:

Dividend income	$8,027 (1)	$1,521	$4,616	$6,050	$17,748 (2)
Interest income	265	209	356	3,330	227
Total Investment Income	8,292	1.730	4,972	9,380	17,975

EXPENSES:

Investment advisory fees	1,030	258	2,515	2,224	6,127
Co-administration fees	441	129	444	392	919
Custody and accounting fees	213	42	85	61	672
Transfer agent fees	294	86	296	262	613
Registration fees	17	10	12	11	13
Printing fees	17	17	32	17	58
Professional fees	7	7	13	7	27
Shareholder servicing fees	-	-	7	154	9
Trustee fees and expenses	3	3	5	3	12
Other	23	4	9	4	17

Total Expenses	2,045	556	3,418	3,135	8,467
Less expenses reimbursed by investment adviser	-	(39)	(453)	(511)	(807)
Less custodian credits	(23)	-	(5)	(8)	-
Net Expenses	2,022	517	2,960	2,616	7,660

Net Investment Income (Loss)	6,270	1,213	2,012	6,764	10,315

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:
Investments	6,435	610	48,058	11,402	110,651
Futures contracts	1,040	416	-	-	-
Foreign currency transactions	559	-	-	-	627
Net change in unrealized appreciation (depreciation) on:
Investments	142,252	4,857	(817)	2,006	(358)
Futures contracts	101	(59)	-	-	-
Forward foreign currency exchange contracts	13	-	-	-	(15)
Translation of other assets and liabilities denominated in foreign currencies	(546)	-	-	-	946
Net Gains (Losses) on Investments	149,854	5,824	47,241	13,408	111,851

Net Increase (Decrease) in Net Assets Resulting from Operations	$156,124	$7,037	$49,253	$20,172	$122,166

(1)	Net of $1,007 in non-reclaimable foreign withholding taxes.
(2)	Net of $2,267 in non-reclaimable foreign withholding taxes.
See Notes to the Financial Statements.
   EQUITY FUNDS    4    NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

LARGE CAP	MID CAP	SELECT	SMALL CAP	SMALL CAP	TECHNOLOGY
VALUE FUND	GROWTH FUND	EQUITY FUND	GROWTH FUND	VALUE FUND	FUND

$18,085	$545	$1,101	$80	$7,831	$492
753	184	137	33	1,376	81
18,838	729	1,238	113	9,207	573

5,165	816	760	262	4,403	737
911	144	134	39	777	110
141	41	42	29	181	35
608	96	89	26	518	74
17	9	10	8	15	10
46	17	17	17	31	17
20	7	7	7	13	7
167	3	52	3	269	34
9	3	3	3	5	2
13	5	5	5	11	5

7,097	1,141	1,119	399	6,223	1031

(409)	(181)	(224)	(71)	(1,025)	(109)
(3)	-	-	(1)	(19)	-
6,685	960	895	327	5,179	922

12,153	(231)	343	(214)	4,028	(349)

59,076	18,084	7,567	3,761	56,651	10,990
-	-	-	-	(902)	-
-	-	-	-	-	-

(27,077)	7,543	16,425	(855)	(92,731)	11,822
-	-	-	-	799	-

-	-	-	-	-	-

-	-	-	-	-	-
31,999	25,627	23,992	2,906	(36,183)	22,812

$44,152	$25,396	$24,335	$2,692	$(32,155)	$22,463

See Notes to the Financial Statements.
    NORTHERN FUNDS SEMIANNUAL REPORT    5    EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING		ENHANCED
	MARKETS		LARGE CAP		GROWTH		INCOME
	EQUITY FUND		FUND		EQUITY FUND		EQUITY FUND

	SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,
Amounts in thousands	2007	2007(1)	2007	2007	2007	2007	2007	2007

OPERATIONS:
Net investment income (loss)	$6,270	$2,526	$1,213	$1,178	$2,012	$4,198	$6,764	$10,676
Net realized gains	8,034	2,438	1,026	4,035	48,058	22,300	11,402	22,524
Net change in unrealized appreciation (depreciation)	141,820	29,859	4,798	4,389	(817)	14,758	2,006	26,958
Net Increase (Decrease) in Net Assets
Resulting from Operations	156,124	34,823	7,037	9,602	49,253	41,256	20,172	60,158

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets
resulting from capital share transactions	86,391	418,225	27,416	93,232	(19,504)	(153,307)	82,890	54,603
Net Increase (Decrease) in Net Assets
Resulting from Capital Share Transactions	86,391	418,225	27,416	93,232	(19,504)	(153,307)	82,890	54,603

DISTRIBUTIONS PAID:
From net investment income	-	(1,397)	(1,184)	(1,145)	(1,950)	(4,737)	(7,336)	(11,828)
From net realized gains	-	-	-	(941)	-	(40,552)	-	(13,071)
Total Distributions Paid	-	(1,397)	(1,184)	(2,086)	(1,950)	(45,289)	(7,336)	(24,899)

Total Increase (Decrease) in Net Assets	242,515	451,651	33,269	100,748	27,799	(157,340)	95,726	89,862
NET ASSETS:
Beginning of period	451,651	-	138,291	37,543	577,212	734,552	453,198	363,336
End of period	$694,166	$451,651	$171,560	$138,291	$605,011	$577,212	$548,924	$453,198

Accumulated Undistributed Net Investment Income (Loss)	$6,940	$670	$70	$41	$81	$19	$(1,954)	$(1,382)

(1)	Commenced investment operations on April 25, 2006.
See Notes to the Financial Statements.
   EQUITY FUNDS    6    NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED) OR FISCAL YEAR OR PERIOD ENDED MARCH 31, 2007

INTERNATIONAL
GROWTH		LARGE CAP		MID CAP		SELECT		SMALL CAP		SMALL CAP		TECHNOLOGY
EQUITY FUND		VALUE FUND		GROWTH FUND		EQUITY FUND		GROWTH FUND		VALUE FUND		FUND

SEPT. 30,	MARCH 31 ,	SEPT. 30,	MARCH 31 ,	SEPT. 30 ,	MARCH 31,	SEPT. 30 ,	MARCH 31,	SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31 ,
2007	2007	2007	2007	2007	2007	2007	2007	2007	2007	2007	2007	2007	2007

$10,315	$14,658	$12,153	$21,531	$(231)	$(388)	$343	$716	$(214)	$(452)	$4,028	$4,455	$(349)	$(1,172)
111,278	217,578	59,076	131,959	18,084	19,124	7,567	14,487	3,761	2,346	55,749	65,804	10,990	7,896

573	(6,986)	(27,077)	1,945	7,543	(19,518)	16,425	(9,062)	(855)	220	(91,932)	(41,322)	11,822	(6,741)

122,166	225,250	44,152	155,435	25,396	(782)	24,335	6,141	2,692	2,114	(32,155)	28,937	22,463	(17)

(68,940)	(305,536)	(34,315)	(48,125)	(13,030)	(134,000)	(20,379)	(72,157)	(3,065)	(18,025)	122,029	382,310	(17,532)	(62,744)

(68,940)	(305,536)	(34,315)	(48,125)	(13,030)	(134,000)	(20,379)	(72,157)	(3,065)	(18,025)	122,029	382,310	(17,532)	(62,744)

-	(21,201)	-	(20,912)	-	-	-	(700)	-	-	-	(4,198)	-	-
-	(111,568)	-	(102,269)	-	-	-	-	-	-	-	(67,470)	-	-
-	(132,769)	-	(123,181)	-	-	-	(700)	-	-	-	(71,668)	-	-

53,226	(213,055)	9,837	(15,871)	12,366	(134,782)	3,956	(66,716)	(373)	(15,911)	89,874	339,579	4,931	(62,761)
1,201,357	1,414,412	1,171,644	1,187,515	185,151	319,933	178,752	245,468	52,099	68,010	951,307	611,728	146,537	209,298
$1,254,583	$1,201,357	$1,181,481	$1,171,644	$197,517	$185,151	$182,708	$178,752	$51,726	$52,099	$1,041,181	$951,307	$151,468	$146,537

$9,590	$(725)	$18,517	$6,364	$(231)	$ -	$554	$211	$(214)	$ -	$6,727	$2,699	$(349)	$ -

See Notes to the Financial Statements.

    NORTHERN FUNDS SEMIANNUAL REPORT     7     EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

	EMERGING MARKETS
	EQUITY FUND
	SIX MONTHS
	ENDED		PERIOD
	SEPT. 30,		ENDED
	2007		MARCH 31,
Selected per share data	(UNAUDITED)		2007 (5)

Net Asset Value, Beginning of Period	$11.11		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.09
Net realized and unrealized gains	3.27		1.08
Total from Investment Operations	3.40		1.17

LESS DISTRIBUTIONS PAID:
From net investment income (1)	-		(0.06)
Total Distributions Paid	-		(0.06)

Net Asset Value, End of Period	$14.51		$11.11

Total Return (2)	30.60%		11.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$694,166		$451,651
Ratio to average net assets of: (3)
Expenses	0.69	% (4)	0.77%
Expenses, before credits	0.70%		0.77%
Net investment income	2.15%		1.23%
Net investment income, before credits	2.14%		1.23%
Portfolio Turnover Rate	7.56%		16.23%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $23,000, which represents 0.01% of average net assets for the period ended September 30, 2007.
(5)	Commenced investment operations on April 25, 2006.
See Notes to the Financial Statements.
    EQUITY FUNDS     8     NORTHERN FUNDS SEMIANNUAL REPORT

	ENHANCED LARGE CAP FUND
	SIX MONTHS
	ENDED	YEAR	PERIOD
	SEPT. 30,	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006 (3)

Net Asset Value, Beginning of Period	$11.25	$10.22	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.14	0.04
Net realized and unrealized gains	0.48	1.13	0.22
Total from Investment Operations	0.56	1.27	0.26

LESS DISTRIBUTIONS PAID:
From net investment income	(0.08)	(0.14)	(0.04)
From net realized gains	–	(0.10)	–
Total Distributions Paid	(0.08)	(0.24)	(0.04)

Net Asset Value, End of Period	$11.73	$11.25	$10.22

Total Return (1)	4.98%	12.50%	2.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$171,560	$138,291	$37,543
Ratio to average net assets of: (2)
Expenses, net of reimbursements	0.60%	0.60%	0.60%
Expenses, before reimbursements	0.65%	0.78%	1.71%
Net investment income, net of reimbursements	1.41%	1.49%	1.68%
Net investment income, before reimbursements	1.36%	1.31%	0.57%
Portfolio Turnover Rate	70.85%	100.03%	22.05%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Commenced investment operations on December 16, 2005
See Notes to the Financial Statements.
    NORTHERN FUNDS SEMIANNUAL REPORT     9     EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS (continued)

	GROWTH EQUITY FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$16.22	$16.24	$15.64	$15.00	$11.51	$15.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	0.12	0.07	0.09	0.01	0.04
Net realized and unrealized gains (losses)	1.34	1.16	1.60	0.64	3.49	(4.15)
Total from Investment Operations	1.40	1.28	1.67	0.73	3.50	(4.11)

LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)	(0.13)	(0.06)	(0.09)	(0.01)	(0.04)
From net realized gains	-	(1.17)	(1.01)	-	-	-
Total Distributions Paid	(0.06)	(1.30)	(1.07)	(0.09)	(0.01)	(0.04)

Net Asset Value, End of Period	$17.56	$16.22	$16.24	$15.64	$15.00	$11.51

Total Return (1)	8.62%	7.93%	10.72%	4.93%	30.41%	(26.25)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$605,011	$577,212	$734,552	$728,760	$766,233	$562,961
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers and reimbursements	1.15%	1.17%	1.24%	1.25%	1.25%	1.27%
Net investment income, net of waivers and reimbursements	0.68%	0.67%	0.42%	0.60%	0.06%	0.32%
Net investment income (loss), before waivers and reimbursements	0.53%	0.50%	0.18%	0.35%	(0.19)%	0.05%
Portfolio Turnover Rate	49.92%	88.79%	60.23%	86.61%	105.57%	50.79%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
See Notes to the Financial Statements.
    EQUITY FUNDS     10     NORTHERN FUNDS SEMIANNUAL REPORT

	INCOME EQUITY FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$13.26	$12.06	$12.11	$12.11	$10.15	$11.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.36	0.35	0.34	0.36	0.39
Net realized and unrealized gains (losses)	0.40	1.67	0.94	0.42	2.00	(1.27)
Total from Investment Operations	0.58	2.03	1.29	0.76	2.36	(0.88)

LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.39)	(0.37)	(0.46)	(0.40)	(0.38)
From net realized gains	-	(0.44)	(0.97)	(0.30)	-	-
Total Distributions Paid	(0.19)	(0.83)	(1.34)	(0.76)	(0.40)	(0.38)

Net Asset Value, End of Period	$13.65	$13.26	$12.06	$12.11	$12.11	$10.15

Total Return (1)	4.47%	17.31%	11.06%	6.45%	23.60%	(7.77)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$548,924	$453,198	$363,336	$343,905	$319,188	$217,944
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers and reimbursements	1.20%	1.23%	1.34%	1.30%	1.27%	1.30%
Net investment income, net of waivers and reimbursements	2.58%	2.81%	2.80%	2.76%	3.20%	3.78%
Net investment income, before waivers and reimbursements	2.38%	2.58%	2.46%	2.46%	2.93%	3.48%
Portfolio Turnover Rate	11.92%	32.85%	74.74%	58.81%	84.84%	48.77%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
See Notes to the Financial Statements.
    NORTHERN FUNDS SEMIANNUAL REPORT     11     EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS (continued)

	INTERNATIONAL GROWTH EQUITY FUND
	SIX MONTHS
	ENDED	YEAR		YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED		ENDED	ENDED	ENDED	ENDED
Selected per share data	2007	MARCH 31,		MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
	(UNAUDITED)	2007		2006	2005	2004	2003

Net Asset Value, Beginning of Period	$13.61	$12.62		$10.51	$9.35	$5.98	$7.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.16		0.11	0.09	-	0.05
Net realized and unrealized gains (losses)	1.30	2.25		2.09	1.13	3.39	(1.95)

Total from Investment Operations	1.42	2.41		2.20	1.22	3.39	(1.90)

LESS DISTRIBUTIONS PAID:
From net investment income (1)	-	(0.23)		(0.09)	(0.06)	(0.02)	(0.05)
From net realized gains	-	(1.19)		-	-	-	-

Total Distributions Paid	-	(1.42)		(0.09)	(0.06)	(0.02)	(0.05)

Net Asset Value, End of Period	$15.03	$13.61		$12.62	$10.51	$9.35	$5.98

Total Return (2)	10.43%	19.63%		21.00%	13.05%	56.78%	(23.97)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,254,583	$1,201,357		$1,414,412	$1,282,892	$586,529	$168,651
Ratio to average net assets of: (3)
Expenses, net of waivers and reimbursements	1.25%	1.26	%(4)	1.25%	1.25%	1.25%	1.26	%(4)
Expenses, before waivers and reimbursements	1.38%	1.40%		1.49%	1.45%	1.50%	1.56%
Net investment income, net of waivers and reimbursements	1.69%	1.14%		0.93%	1.15%	0.40%	0.65%
Net investment income, before waivers and reimbursements	1.56%	1.00%		0.69%	0.95%	0.15%	0.35%
Portfolio Turnover Rate	39.10%	69.99%		98.16%	63.85%	73.36%	182.39%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Expense ratios, net of waivers and reimbursements, for the years would have been 1.25%, absent the effect of interest expense incurred by the Fund’s temporary borrowings against a line of credit.
See Notes to the Financial Statements.
   EQUITY FUNDS    12    NORTHERN FUNDS SEMIANNUAL REPORT

	LARGE CAP VALUE FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
Selected per share data	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$13.70	$13.36	$13.44	$12.66	$8.93	$11.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.27	0.25	0.16	0.12	0.11
Net realized and unrealized gains (losses)	0.39	1.59	0.90	0.76	3.74	(2.81)

Total from Investment Operations	0.53	1.86	1.15	0.92	3.86	(2.70)

LESS DISTRIBUTIONS PAID:

From net investment income	-	(0.26)	(0.23)	(0.14)	(0.13)	(0.11)

From net realized gains	-	(1.26)	(1.00)	-	-	-

Total Distributions Paid	-	(1.52)	(1.23)	(0.14)	(0.13)	(0.11)

Net Asset Value, End of Period	$14.23	$13.70	$13.36	$13.44	$12.66	$8.93

Total Return (1)	3.94%	14.04%	8.96%	7.31%	43.33%	(23.05)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,181,481	$1,171,644	$1,187,515	$1,175,150	$867,370	$428,735
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses, before waivers and reimbursements	1.17%	1.18%	1.29%	1.24%	1.24%	1.27%
Net investment income, net of waivers and reimbursements	2.00%	1.83%	1.80%	1.39%	1.30%	1.53%
Net investment income, before waivers and reimbursements	1.93%	1.75%	1.61%	1.25%	1.16%	1.36%
Portfolio Turnover Rate	22.65%	41.13%	33.10%	22.30%	15.08%	25.04%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    13    EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS (continued)

	MID CAP GROWTH FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
Selected per share data	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$15.80	$15.06	$12.91	$12.47	$9.07	$11.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)	(0.03)	(0.05)	(0.10)	(0.06)	(0.09)
Net realized and unrealized gains (losses)	2.26	0.77	2.20	0.54	3.46	(2.49)

Total from Investment Operations	2.24	0.74	2.15	0.44	3.40	(2.58)

Net Asset Value, End of Period	$18.04	$15.80	$15.06	$12.91	$12.47	$9.07

Total Return (1)	14.18%	4.91%	16.65%	3.53%	37.49%	(22.15)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$197,517	$185,151	$319,933	$311,668	$365,064	$224,930
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%	1.01	%(3)
Expenses, before waivers and reimbursements	1.19%	1.18%	1.26%	1.26%	1.26%	1.29%
Net investment loss, net of waivers and reimbursements	(0.24)%	(0.17)%	(0.26)%	(0.59)%	(0.64)%	(0.71)%
Net investment loss, before waivers and reimbursements	(0.43)%	(0.35)%	(0.52)%	(0.85)%	(0.90)%	(0.99)%
Portfolio Turnover Rate	110.0%	140.46%	149.57%	106.13%	228.75%	161.58%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Expense ratio, net of waivers and reimbursements, for the year would have been 1.00%, absent the effect of interest expense incurred by the Fund’s temporary borrowings against a line of credit.
See Notes to the Financial Statements.
   EQUITY FUNDS    14    NORTHERN FUNDS SEMIANNUAL REPORT

	SELECT EQUITY FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$20.91	$20.17	$18.11	$17.86	$14.84	$19.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.05	0.08	0.04	0.07	(0.03)	-
Net realized and unrealized gains (losses)	2.98	0.73	2.05	0.25	3.05	(4.68)
Total from Investment Operations	3.03	0.81	2.09	0.32	3.02	(4.68)

LESS DISTRIBUTIONS PAID:
From net investment income	-	(0.07)	(0.03)	(0.07)	-	-
From net realized gains	-	-	-	-	-	-
Total Distributions Paid	-	(0.07)	(0.03)	(0.07)	-	-

Net Asset Value, End of Period	$23.94	$20.91	$20.17	$18.11	$17.86	$14.84

Total Return (1)	14.44%	4.09%	11.56%	1.76%	20.35%	(24.02)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$182,708	$178,752	$245,468	$307,334	$425,965	$394,283
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers and reimbursements	1.25%	1.25%	1.27%	1.42%	1.32%	1.40%
Net investment income (loss), net of waivers and reimbursements	0.38%	0.35%	0.17%	0.39%	(0.15)%	(0.06)%
Net investment income (loss), before waivers and reimbursements	0.13%	0.10%	(0.10)%	(0.03)%	(0.47)%	(0.46)%
Portfolio Turnover Rate	60.51%	148.99%	145.09%	206.70%	200.55%	187.80%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
See Notes to the Financial Statements.
    NORTHERN FUNDS SEMIANNUAL REPORT     15     EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS (continued)

	SMALL CAP GROWTH FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR		YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED		ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,		MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005		2004	2003

Net Asset Value, Beginning of Period	$13.77	$12.93	$10.32	$9.79		$6.74	$9.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.06)	(0.12)	(0.13)	(0.26)		(0.08)	(0.12)
Net realized and unrealized gains (losses)	0.81	0.96	2.74	0.79		3.13	(2.72)
Total from Investment Operations	0.75	0.84	2.61	0.53		3.05	(2.84)

Net Asset Value, End of Period	$14.52	$13.77	$12.93	$10.32		$9.79	$6.74

Total Return (1)	5.45%	6.50%	25.29%	5.41%		45.25%	(29.65)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$51,726	$52,099	$68,010	$74,082		$178,801	$121,679
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements	1.25%	1.25%	1.25%	1.26	%(3)	1.25%	1.25%
Expenses, before waivers and reimbursements	1.52%	1.53%	1.52%	1.49%		1.44%	1.48%
Net investment loss, net of waivers and reimbursements	(0.82)%	(0.80)%	(0.67)%	(0.88)%		(0.87)%	(0.92)%
Net investment loss, before waivers and reimbursements	(1.09)%	(1.08)%	(0.94)%	(1.11)%		(1.06)%	(1.15)%
Portfolio Turnover Rate	96.81%	140.99%	150.83%	145.26%		291.99%	310.96%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Expense ratio, net of waivers and reimbursements, for the year would have been 1.25%, absent the effect of interest expense incurred by the Fund’s temporary borrowing against a line of credit.
See Notes to the Financial Statements.
   EQUITY FUNDS    16    NORTHERN FUNDS SEMIANNUAL REPORT

	SMALL CAP VALUE FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$16.62	$17.59	$15.15	$14.23	$9.00	$11.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.09	0.13	0.10	0.10	0.12
Net realized and unrealized gains (losses)	(0.53)	0.91	3.57	1.76	5.23	(2.49)
Total from Investment Operations	(0.46)	1.00	3.70	1.86	5.33	(2.37)

LESS DISTRIBUTIONS PAID:
From net investment income	-	(0.12)	(0.08)	(0.14)	(0.10)	(0.04)
From net realized gains	-	(1.85)	(1.18)	(0.80)	-	-
Total Distributions Paid	-	(1.97)	(1.26)	(0.94)	(0.10)	(0.04)

Net Asset Value, End of Period	$16.16	$16.62	$17.59	$15.15	$14.23	$9.00

Total Return (1)	(2.77)%	5.78%	25.55%	13.11%	59.34%	(20.76)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,041,181	$951,307	$611,728	$482,494	$396,966	$235,801
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers and reimbursements	1.20%	1.24%	1.28%	1.28%	1.27%	1.40%
Net investment income, net of waivers and reimbursements	0.78%	0.68%	0.85%	0.79%	0.91%	1.18%
Net investment income, before waivers and reimbursements	0.58%	0.44%	0.57%	0.51%	0.64%	0.78%
Portfolio Turnover Rate	25.20%	41.07%	31.58%	23.07%	50.46%	69.44%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
See Notes to the Financial Statements.
    NORTHERN FUNDS SEMIANNUAL REPORT     17     EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS (continued)

	TECHNOLOGY FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$12.38	$12.22	$10.48	$11.52	$7.39	$11.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.03)	(0.10)	(0.11)	(0.14)	(0.11)	(0.11)
Net realized and unrealized gains (losses)	2.07	0.26	1.85	(0.90)	4.24	(3.96)
Total from Investment Operations	2.04	0.16	1.74	(1.04)	4.13	(4.07)

Net Asset Value, End of Period	$14.42	$12.38	$12.22	$10.48	$11.52	$7.39

Total Return (1)	16.48%	1.31%	16.60%	(9.03)%	55.89%	(35.57)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$151,468	$146,537	$209,298	$255,160	$400,847	$277,679
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before waivers and reimbursements	1.40%	1.38%	1.43%	1.48%	1.47%	1.53%
Net investment loss, net of waivers and reimbursements	(0.47)%	(0.68)%	(0.54)%	(0.69)%	(0.92)%	(0.90)%
Net investment loss, before waivers and reimbursements	(0.62)%	(0.81)%	(0.72)%	(0.92)%	(1.14)%	(1.18)%
Portfolio Turnover Rate	55.63%	84.66%	75.95%	29.78%	60.58%	61.72%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
See Notes to the Financial Statements.
   EQUITY FUNDS     18     NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9%
Argentina - 0.1%
BBVA Banco Frances S.A. ADR	10,200	$91
Petroleo Brasileiro S.A. ADR	25,900	260
Telecom Argentina S.A. ADR *	22,020	541

		892

Bermuda - 0.3%
Central European Media Enterprises Ltd., Class A	5,600	525
Credicorp Ltd.	19,725	1,335

		1,860

Brazil - 4.7%
All America Latina Logistica S.A.	75,600	1,077
B2W Companhia Global Do Varejo	10,600	500
Banco Nossa Caixa S.A.	4,600	81
Brasil Telecom Participacoes S.A.	8,454	226
Centrais Eletricas Brasileiras S.A.	48,132	706
Cia de Concessoes Rodoviarias	25,700	517
Cia de Saneamento Basico do Estado de Sao Paulo	23,983	601
Cia Siderurgica Nacional S.A.	25,300	1,778
Cia Vale do Rio Doce	272,854	9,222
Cosan SA Industria e Comercio	11,600	158
CPFL Energia S.A.	22,400	434
Cyrela Brazil Realty S.A.	40,200	548
Diagnosticos da America S.A.	6,100	140
EDP – Energias do Brasil S.A.	12,200	203
Empresa Brasileira de Aeronautica S.A.	91,600	1,009
Gafisa S.A.	18,215	307
Gerdau S.A.	10,200	221
Lojas Renner S.A.	26,400	529
Natura Cosmeticos S.A.	22,900	275
Perdigao S.A.	20,142	439
Petroleo Brasileiro S.A. – Petrobras	229,766	8,687
Redecard S.A. *	34,355	641
Souza Cruz S.A.	14,900	387
Tele Norte Leste Participacoes S.A.	12,900	429
Tractebel Energia S.A.	23,700	292
Unibanco – Uniao de Bancos Brasileiros S.A.	216,300	2,866

		32,273

Cayman Islands - 0.2%
Agile Property Holdings Ltd.	324,000	680
Hengan International Group Ltd.	132,000	496

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
Cayman Islands - 0.2% – (continued)
Li Ning Co Ltd.	142,000	$491

		1,667

Chile - 1.3%
Banco de Credito e Inversiones	6,118	192
Banco Santander Chile S.A.	6,181,117	299
Banco Santander Chile S.A. ADR	3,400	172
CAP S.A.	15,083	428
Centros Comerciales Sudamericanos S.A.	160,673	632
Cia Cervecerias Unidas S.A. ADR	1,900	73
Cia de Telecomunicaciones de Chile S.A. ADR	10,100	83
Cia de Telecomunicaciones de Chile S.A., Class A	69,928	144
Cia Sudamericana de Vapores S.A. *	73,082	184
Colbun S.A.	1,194,799	268
Compania Cervecerias Unidas S.A.	16,066	119
CorpBanca S.A.	15,176,234	113
Cristalerias de Chile S.A.	5,733	81
Distribucion y Servicio D&S S.A.	348,895	176
Distribucion y Servicio D&S S.A. ADR	3,300	100
Empresa Nacional de Electricidad S.A. ADR	7,700	331
Empresa Nacional de Electricidad S.A./Chile	430,434	615
Empresa Nacional de Telecomunicaciones S.A.	19,097	321
Empresas CMPC S.A.	18,166	651
Empresas COPEC S.A.	91,831	1,486
Empresas Iansa S.A.	243,229	23
Enersis S.A. ADR	18,200	323
Enersis S.A./Chile	1,713,557	607
Inversiones Aguas Metropolitanas S.A.	91,087	114
Lan Airlines S.A.	16,737	267
Lan Airlines S.A. ADR	9,000	144
Madeco S.A. *	566,281	70
Masisa S.A.	553,522	135
Parque Arauco S.A.	67,431	82
SACI Falabella	57,877	287
Sociedad Quimica y Minera de Chile S.A. ADR	900	156
Vina Concha y Toro S.A.	90,632	211

		8,887

China - 9.7%
Air China Ltd.	528,000	754
Aluminum Corp. of China Ltd.	634,000	1,823
Angang New Steel Co. Ltd.	188,000	728
Anhui Conch Cement Co. Ltd.	92,000	797

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    19    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
China - 9.7% – (continued)
Bank of China Ltd.	4,590,146	$2,457
Bank of Communications Co. Ltd.	1,163,000	1,404
Beijing Capital International Airport Co. Ltd.	344,000	716
Byd Co. Ltd.	26,000	194
China Citic Bank *	996,000	774
China Communications Construction Co. Ltd.	870,000	2,069
China Construction Bank	4,975,643	4,540
China Eastern Airlines Corp. Ltd. *	236,000	245
China Life Insurance Co. Ltd.	1,427,502	8,202
China Petroleum & Chemical Corp.	3,378,751	4,222
China Shenhua Energy Co. Ltd.	652,000	3,918
China Shipping Container Lines Co. Ltd.	675,800	524
China Shipping Development Co. Ltd.	280,000	908
China Southern Airlines Co. Ltd. *	188,000	292
China Telecom Corp. Ltd., Class H	2,800,000	2,111
COSCO Holdings	521,250	1,630
Country Garden Holdings Co Ltd. *	628,000	1,068
Datang International Power Generation Co. Ltd.	614,000	706
Dongfeng Motor Group Co. Ltd.	614,000	540
FU JI Food and Catering Services Holdings Ltd.	34,000	105
Guangshen Railway Co. Ltd.	288,000	248
Guangzhou R&F Properties Co. Ltd.	216,800	1,024
Huadian Power International Co.	216,000	138
Huaneng Power International, Inc.	644,000	890
Hunan Non-Ferrous Metal Corp. Ltd.	254,000	262
Industrial & Commercial Bank of China	5,852,000	4,104
Jiangsu Express	268,000	345
Jiangxi Cooper Co. Ltd.	295,000	955
Maanshan Iron & Steel	352,000	385
PetroChina Co. Ltd.	3,823,038	7,251
PICC Property & Casualty Co., Ltd.	462,000	899
Ping An Insurance Group Co. of China Ltd.	283,000	3,918
Semiconductor Manufacturing International Corp. *	3,481,000	412
Shanghai Electric Group Co. Ltd.	530,000	413
Shanghai Forte Land Co.	140,000	112
Shenzhen Expressway Co. Ltd.	106,000	110
Shimao Property Holdings Ltd	317,000	965
Sinopec Shanghai Petrochemical Co. Ltd.	456,000	374
Sinopec Yizheng Chemical Fibre Co. Ltd. *	220,000	118
Sinotrans Ltd.	228,000	140
Travelsky Technology Ltd.	72,000	77
Tsingtao Brewery Co. Ltd.	52,000	189

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
China - 9.7% – (continued)
Weichai Power Co. Ltd.	20,000	$159
Weiqiao Textile Co.	69,000	130
Xinao Gas Holdings Ltd.	104,000	212
Yanzhou Coal Mining Co. Ltd.	390,000	803
Zhejiang Expressway Co. Ltd.	297,000	422
Zijin Mining Group Co. Ltd.	864,000	1,343
ZTE Corp.	29,800	157

		67,282

Colombia - 0.3%
BanColombia S.A.	52,000	1,802

Czech Republic - 0.6%
CEZ	41,670	2,563
Komercni Banka A/S	3,010	702
Philip Morris CR A/S	100	51
Telefonica O2 Czech Republic A/S	22,740	643
Unipetrol *	12,630	200
Zentiva N.V.	4,760	291

		4,450

Egypt - 0.8%
Alexandria Mineral Oils Co.	2,889	37
Commercial International Bank	31,687	437
Credit Agricole Egypt SAE	9,223	29
Eastern Tobacco	2,336	167
Egypt Kuwait Holding Co.	97,800	208
Egyptian Co. for Mobile Services	7,114	238
Egyptian Financial Group-Hermes Holding	39,127	318
Egyptian International Pharmaceutical Industrial Co.	5,728	29
EL Ezz Aldekhela Steel Alexandria	592	109
El Ezz Steel Rebars SAE	17,583	167
El Watany Bank of Egypt	11,773	158
Medinet Nasr Housing	6,530	57
Misr Beni Suef Cement Co.	2,363	55
Olympic Group Financial Investments	8,246	103
Orascom Construction Industries	16,309	1,368
Orascom Hotels & Development *	17,627	207
Orascom Telecom Holding SAE	99,915	1,305
Oriental Weavers	3,320	38
Sidi Kerir Petrochemcials Co.	26,431	82
Telecom Egypt	69,161	211

		5,323

See Notes to the Financial Statements.
    EQUITY FUNDS    20   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
Hong Kong - 5.8%
Beijing Enterprises Holdings Ltd.	56,000	$285
Brilliance China Automotive Holdings Ltd. *	322,000	89
Chaoda Modern Agriculture	390,000	317
China Agri-Industries Holdings Ltd. *	318,000	218
China Everbright Ltd. *	158,000	563
China Mengniu Dairy Co. Ltd.	214,000	932
China Merchants Holdings International Co. Ltd.	211,394	1,315
China Mobile Ltd.	1,208,486	19,796
China Overseas Land & Investment Ltd.	714,000	1,630
China Resources Enterprise Ltd., Class H	242,000	1,028
China Resources Land Ltd.	366,000	763
China Resources Power Holdings Co.	250,000	777
China Travel International Inv HK	640,000	474
Citic Pacific Ltd.	231,000	1,474
CNOOC Ltd.	3,052,604	5,130
Cofco International Ltd. *	130,000	83
Cosco Pacific Ltd.	242,000	766
Denway Motors Ltd.	1,076,000	624
Global Bio-Chem Technology Group Co. Ltd.	192,000	74
GOME Electrical Appliances Holdings Ltd.	228,000	448
Guangdong Investment Ltd.	540,000	370
Guangzhou Investment Co. Ltd.	650,000	203
Hopson Development Holdings Ltd.	126,000	420
Nine Dragons Paper Holdings Ltd.	276,000	863
Shanghai Industrial Holdings Ltd.	116,000	579
Shenzhen Investment Ltd.	298,000	266
Sinochem Hong Kong Holding Ltd.	372,000	292
TPV Technology Ltd.	220,000	159

		39,938

Hungary - 0.9%
Gedeon Richter Nyrt.	2,835	606
Magyar Telekom Telecommunications PLC	94,721	528
MOL Hungarian Oil and Gas Nyrt.	12,137	1,967
OTP Bank PLC	53,547	2,909

		6,010

India - 6.7%
ABB Ltd./India	10,950	356
ACC Ltd.	10,501	315
Aditya Birla Nuvo Ltd.	7,383	282
Ashok Leyland Ltd.	84,716	97
Asian Paints Ltd.	4,993	124
AXIS Bank	38,188	733

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
India - 6.7% – (continued)
Bajaj Auto Ltd.	5,993	$382
Bharat Electronics Ltd.	2,919	135
Bharat Forge Ltd.	17,026	122
Bharat Heavy Electricals Ltd.	23,714	1,212
Bharat Petroleum Corp. Ltd.	17,170	154
Cipla Ltd./India	64,327	294
Dish TV India Ltd. *	37,093	69
Dr Reddy’s Laboratories Ltd.	5,913	96
Dr. Reddy’s Laboratories Ltd. ADR	17,180	281
GAIL India Ltd.	53,531	509
GlaxoSmithKline Pharmaceuticals Ltd.	4,484	126
Glenmark Pharmaceutical Ltd	19,434	206
Grasim Industries Ltd.	7,217	636
Gujarat Ambuja Cements Ltd.	126,729	459
HDFC Bank Ltd.	12,886	464
HDFC Bank Ltd. ADR	10,670	1,143
Hero Honda Motors Ltd.	16,224	304
Hindalco Industries	109,144	472
Hindustan Lever Ltd.	178,181	986
Hindustan Petroleum Corp. Ltd.	12,682	85
Housing Development Finance Corp.	38,312	2,430
ICICI Bank Ltd.	62,048	1,654
ICICI Bank Ltd. ADR	45,764	2,413
Indiabulls Financial Services Ltd.	26,827	403
Indiabulls Real Estate Ltd. *	31,376	539
Indian Hotels Co. Ltd.	51,503	178
Indian Petrochemicals Co.	20,560	237
Infosys Technologies Ltd.	30,910	1,468
Infosys Technologies Ltd. ADR	61,349	2,969
Infrastructure Development Finance Co. Ltd.	122,258	433
ITC Ltd.	220,226	1,049
Jaiprakash Associates Ltd.	19,780	544
Jindal Steel & Power Ltd.	2,372	309
Kotak Mahindra Bank Ltd.	23,286	539
Larsen & Toubro Ltd.	21,714	1,530
Mahanagar Telephone Nigam	6,515	26
Mahanagar Telephone Nigam ADR	15,400	121
Mahindra & Mahindra Ltd.	29,952	565
Maruti Udyog Ltd.	14,604	366
Nestle India Ltd.	5,107	170
Oil & Natural Gas Corp. Ltd.	52,122	1,253
Ranbaxy Laboratories Ltd. GDR	30,357	331

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    21    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.9% – CONTINUED
India - 6.7% – (continued)
Reliance Capital Ltd.	22,311	$887
Reliance Communications Ltd.	123,811	1,823
Reliance Energy Ltd.	20,277	613
Reliance Industries Ltd.	28,803	1,661
Reliance Industries Ltd., GDR (London Exchange) (1)	44,845	5,135
Reliance Industries Ltd., GDR (OTC Exchange) (1)	4,000	461
Satyam Computer Services Ltd.	26,666	298
Satyam Computer Services Ltd. ADR	28,660	742
Siemens India Ltd.	8,722	296
State Bank of India Ltd.	11,222	548
Sun Pharmaceuticals Industries Ltd.	11,773	285
Tata Consultancy Services Ltd.	26,143	695
Tata Motors Ltd.	10,682	208
Tata Motors Ltd. ADR	27,750	531
Tata Power Compnay Ltd.	13,389	287
Tata Steel Ltd.	29,055	620
Tata Tea Ltd.	5,089	103
Ultra Tech Cement Ltd.	6,436	169
Unitech Ltd.	69,178	534
Videocon Industries Ltd.	12,390	116
Videsh Sanchar Nigam Ltd.	9,892	109
Wipro Ltd.	24,958	288
Wipro Ltd. ADR	28,240	408
Zee Entertainment Enterprises Ltd.	41,439	355

		46,741

Indonesia - 1.5%
Aneka Tambang Tbk PT	675,000	205
Astra Agro Lestari Tbk PT	80,000	147
Astra International Tbk PT	408,500	860
Bank Central Asia Tbk PT	1,232,000	828
Bank Danamon Indonesia Tbk PT	363,000	335
Bank Internasional Indonesia Tbk PT	3,656,000	94
Bank Mandiri Persero Tbk PT	1,451,000	559
Bank Pan Indonesia Tbk PT *	1,151,000	88
Bank Rakyat Indonesia	1,105,500	798
Berlian Laju Tanker Tbk PT	431,000	92
Bumi Resources Tbk PT	3,525,000	1,378
Energi Mega Persada Tbk PT *	858,000	80
Gudang Garam Tbk PT	116,000	119
Indocement Tunggal Prakarsa Tbk PT	187,000	125
Indofood Sukses Makmur Tbk PT	918,500	194

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.9% – CONTINUED
Indonesia - 1.5% – (continued)
Indosat Tbk PT	493,500	$415
International Nickel Indonesia Tbk PT	41,500	288
Kalbe Farma Tbk PT	1,039,000	151
Perusahaan Gas Negara PT	412,500	544
Ramayana Lestari Sentosa TbK PT	477,000	44
Semen Gresik Persero Tbk PT	290,000	168
Telekomunikasi Indonesia Tbk PT	2,029,321	2,441
Unilever Indonesia Tbk PT	317,000	236
United Tractors Tbk PT	264,000	237

		10,426

Israel - 2.1%
Africa Israel Investments Ltd.	2,615	241
Aladdin Knowledge Systems Ltd. *	2,001	45
Alvarion Ltd. *	11,280	164
AudioCodes Ltd. *	4,300	23
Bank Hapoalim BM	190,856	974
Bank Leumi Le-Israel BM	171,277	749
Bezeq Israeli Telecommunication Corp. Ltd.	210,330	360
Check Point Software Technologies *	36,739	925
Clal Industries and Investments	12,062	69
Clal Insurance	4,151	108
Discount Investment Corp.	5,005	155
ECI Telecom Ltd. *	12,599	125
Elbit Systems Ltd.	4,681	219
Given Imaging Ltd. *	2,391	66
Harel Insurance Investments Ltd.	1,339	74
IDB Development Corp. Ltd.	3,825	129
Israel (The) Corp. Ltd	460	371
Israel Chemicals Ltd.	104,149	955
Israel Discount Bank Ltd. *	93,192	211
Koor Industries Ltd.	1,775	141
Makhteshim-Agan Industries Ltd. *	58,625	519
Migdal Insurance Holdings Ltd.	49,482	83
Mizrahi Tefahot Bank Ltd.	24,435	182
Nice Systems Ltd. *	10,639	386
Orbotech Ltd. *	6,227	131
Partner Communications	16,308	271
RADWARE Ltd. *	2,592	41
Retalix Ltd. *	3,097	57
Strauss-Elite Ltd. *	4,468	60
Super-Sol Ltd. *	13,878	53
Syneron Medical Ltd. *	4,488	106

See Notes to the Financial Statements.
   EQUITY FUNDS    22    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.9% – CONTINUED
Israel - 2.1% – (continued)
Teva Pharmaceutical Industries Ltd.	152,673	$6,773

		14,766

Luxembourg - 0.5%
Tenaris S.A. ADR	62,199	3,273

Malaysia - 2.3%
AirAsia Bhd. *	179,000	96
AMMB Holdings Bhd.	285,100	363
Astro All Asia Networks PLC	82,300	85
Berjaya Sports Toto Bhd.	152,600	224
British American Tobacco Malaysia Bhd.	26,200	317
Bumiputra-Commerce Holdings Bhd.	510,100	1,602
Bursa Malaysia Bhd.	69,000	223
DRB-Hicom Bhd.	100,000	56
Gamuda Bhd.	159,400	412
Genting Bhd	373,000	881
Golden Hope Plantations Bhd.	123,400	308
Guinness Anchor Bhd.	21,000	37
Highlands & Lowlands Bhd.	27,000	62
Hong Leong Bank Bhd.	91,600	159
Hong Leong Financial Group Bhd.	34,000	58
IGB Corp. Bhd.	156,000	127
IJM Corp. Bhd.	113,500	265
IOI Corp. Bhd	660,350	1,173
IOI Properties Bhd.	15,000	56
KLCC Property Holdings Bhd.	76,000	76
Kuala Lumpur Kepong Bhd.	86,150	334
Lafarge Malayan Cement Bhd.	236,000	125
Magnum Corp. Bhd.	153,000	130
Malayan Banking Bhd.	392,700	1,268
Malaysia International Shipping Corp. Bhd. (MISC)	225,600	649
Malaysian Airline System Bhd. *	54,000	68
Malaysian Bulk Carriers Bhd.	55,750	72
Malaysian Pacific Industries	13,000	35
Malaysian Resources Corp Bhd. *	160,000	118
Media Prima Bhd.	129,000	108
MMC Corp. Bhd.	58,200	144
Mulpha International Bhd. *	164,000	68
Multi-Purpose Holdings Bhd.	95,000	51
Petronas Dagangan Bhd.	53,600	138
Petronas Gas BHD	100,900	329
PLUS Expressways BHD	317,000	296

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.9% – CONTINUED
Malaysia - 2.3% – (continued)
POS Malaysia & Services Holdings Bhd. *	55,000	$49
PPB Group Bhd.	100,000	270
Proton Holdings Bhd. *	53,000	82
Public Bank Bhd.	210,000	647
Resorts World Bhd	538,500	620
RHB Capital BHD	78,000	137
Scomi Group Bhd.	109,000	46
Shell Refining Co. Federation of Malaya Bhd.	30,000	97
Sime Darby Bhd.	307,200	938
SP Setia Bhd.	105,400	272
Star Publications Malaysia BHD	82,000	81
TA Enterprise Bhd.	133,000	57
Tanjong PLC	45,600	239
Telekom Malaysia BHD	207,100	590
Tenaga Nasional Bhd.	261,400	725
UEM World Bhd	125,000	150
UMW Holdings Bhd.	49,000	203
YTL Corp. Bhd.	168,400	371

		16,087

Mexico - 4.8%
Alfa S.A. de C.V., Class A	66,000	446
America Movil S.A. de C.V., Series L	3,712,417	11,884
Carso Infraestructura Construccion SA de CV	134,000	135
Cemex S.A. de C.V., CPO *	1,428,840	4,268
Coca-Cola Femsa S.A. de CV, Series L	51,000	219
Consorcio ARA SAB de CV	169,000	226
Controladora Comercial Mexicana S.A. de C.V., UBC	67,000	178
Corp. GEO S.A. de C.V., Series B *	89,000	391
Desarrolladora Homex S.A. de C.V. *	31,000	287
Empresas ICA Sociedad Controladora S.A. de C.V. *	73,000	440
Fomento Economico Mexicano S.A. de C.V., UBD	436,000	1,625
Grupo Aeroportuario del Pacifico S.A. de C.V., Class B	98,000	536
Grupo Aeroportuario del Sureste S.A. de C.V., Class B	46,000	228
Grupo Bimbo SAB De CV, Series A *	57,000	318
Grupo Bimbo S.A. de CV, Series A	2,000	11
Grupo Carso S.A. de C.V., Series A1	127,000	484
Grupo Financiero Banorte S.A. de C.V.	265,000	1,050
Grupo Mexico SAB de C.V., Series B	257,000	1,845
Grupo Modelo S.A., Series C	106,000	509

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    23    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
Mexico - 4.8% – (continued)
Grupo Televisa S.A., Series CPO	496,612	$2,387
Industrias Penoles S.A. de C.V.	20,000	336
Kimberly-Clark de Mexico S.A. de C.V., Class A	101,000	460
Telefonos de Mexico S.A. de C.V., Series L	1,527,388	2,505
Urbi Desarrollos Urbanos S.A. de C.V *	72,000	259
Wal-Mart de Mexico S.A. de C.V., Series V	622,971	2,285

		33,312

Morocco - 0.3%
Attijariwafa Bank	583	237
Banque Marocaine du Commerce Exterieur	802	303
Brasseries Maroc	100	23
Douja Promotion Groupe Addoha S.A.	930	396
Holcim Maroc S.A.	323	117
Lafarge Ciments/Morocco	131	94
Managem	366	26
Marco Telecom	35,551	624
ONA S.A.	857	177
Samir	524	54
Societe Nationale d’Investissement	257	55
Sonasid	227	89

		2,195

Pakistan - 0.2%
Engro Chemical Pakistan Ltd.	19,535	84
Fauji Fertilizer Co Ltd.	39,300	74
Faysal Bank Ltd.	30,625	38
HUB Power Co.	96,195	53
Lucky Cement Ltd	31,900	67
MCB Bank Ltd.	50,852	279
National Bank Of Pakistan	34,550	139
Nishat Mills Ltd.	12,500	24
Oil & Gas Development Co Ltd.	118,351	224
Pakistan Petroleum Ltd.	12,000	53
Pakistan State Oil Co Ltd.	17,635	105
Pakistan Telecommunication Co. Ltd.	94,122	81
SUI Northern Gas Pipeline	21,044	22
United Bank Ltd.	31,762	94

		1,337

Philippines - 0.5%
Ayala Corp.	29,180	356
Ayala Land, Inc.	1,048,580	378
Banco de Oro Universal Bank	115,100	151
Bank of the Philippine Islands	218,340	322

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
Philippines - 0.5% – (continued)
Filinvest Land, Inc. *	1,465,000	$57
First Philippine Holdings Corp.	46,800	81
Globe Telecom, Inc.	5,580	182
Jollibee Foods Corp.	70,400	83
Manila Electric Co.	73,480	135
Megaworld Corp.	1,645,000	126
Metropolitan Bank & Trust	115,700	144
Petron Corp.	334,000	42
Philippine Long Distance Telephone Co.	11,420	738
PNOC Energy Development Corp.	1,248,000	177
San Miguel Corp., Class B	48,600	67
SM Investments Corp.	30,827	255
SM Prime Holdings	794,251	212

		3,506

Poland - 1.6%
Agora S.A.	7,992	155
Asseco Poland S.A	5,728	161
Bank BPH	1,739	599
Bank Pekao S.A.	15,177	1,411
Bank Zachodni WBK S.A.	4,564	437
Bioton S.A. *	249,810	113
Boryszew S.A. *	4,024	28
BRE Bank S.A. *	1,838	356
Budimex S.A. *	2,105	57
Computerland	1,026	20
Debica	1,185	45
Echo Investment S.A. *	5,250	177
Globe Trade Centre S.A. *	24,354	438
Grupa Kety S.A.	1,948	143
KGHM Polska Miedz S.A.	24,222	1,133
Mondi Packaging Paper Swiecie S.A.	2,328	75
Orbis S.A.	5,412	152
PBG S.A. *	1,801	245
Polish Oil & Gas Co.	240,993	459
Polska Grupa Farmaceutycz	1,854	66
Polski Koncern Naftowy Orlen *	64,749	1,361
Powszechna Kasa Oszczednosci Bank Polski S.A.	100,651	2,104
Prokom Software S.A.	2,263	116
Telekomunikacja Polska S.A.	141,294	1,121
TVN S.A.	32,416	268

		11,240

      See Notes to the Financial Statements.
   EQUITY FUNDS    24    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
Russia - 8.6%
Comstar United Telesystems, GDR	33,831	$438
LUKOIL	10,728	894
LUKOIL ADR (London Exchange)	63,640	5,289
LUKOIL ADR (OTC Exchange)	19,800	1,636
Mechel OAO	6,631	338
MMC Norilsk Nickel	3,395	869
MMC Norilsk Nickel ADR	13,920	3,765
Mobile Telesystems ADR	40,126	2,781
NovaTek OAO, GDR (Registered)	15,352	806
Novolipetsk Steel, GDR (London Exchange)	9,200	309
Novolipetsk Steel, GDR (Registered)	7,117	242
OAO Gazprom	194,605	2,147
OAO Gazprom ADR (London Exchange)	420,720	18,554
OAO Gazprom ADR (OTC Exchange)	7,800	339
Polyus Gold Co.	1,357	60
Polyus Gold Co. ADR	14,667	641
Rostelecom	6,913	73
Rostelecom ADR	11,710	736
Sberbank RF	1,738,206	7,248
Severstal	2,846	60
Severstal GDR	38,330	813
Sibirtelecom	862,632	93
Sistema JSFC	19,904	662
Surgutneftegaz	177,016	242
Surgutneftegaz ADR (London Exchange)	600	41
Surgutneftegaz ADR (OTC Exchange)	24,655	1,683
Surgutneftegaz ADR (Preferred)	13,130	916
Tatneft	11,399	63
Tatneft, GDR	12,895	1,418
Unified Energy System *	169,909	206
Unified Energy System GDR (Registered) *	1,300	157
Unified Energy System, ADR	14,728	1,789
Uralsvyazinform ADR	11,600	147
Vimpel-Communications ADR	92,905	2,512
VolgaTelecom	15,348	80
VTB Bank OJSC	329,767,481	1,517
VTB Bank OJSC GDR (1) *	5,276	49
Wimm-Bill-Dann Foods OJSC ADR	3,350	366

		59,979

South Africa - 6.7%
African Bank Investments Ltd.	95,468	435
Allan Gray Property Trust	174,820	172

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
South Africa - 6.7% – (continued)
Anglo Platinum Corp. Ltd.	14,085	$2,136
Anglogold Ashanti Ltd.	31,288	1,485
Aspen Pharmacare Holdings Ltd. *	40,389	197
Aveng Ltd.	83,659	669
AVI Ltd.	56,765	178
Barloworld Ltd.	41,050	774
Bidvest Group Ltd.	52,614	1,037
Ellerine Holdings Ltd.	23,188	249
FirstRand Ltd.	565,245	1,817
Foschini Ltd.	43,884	332
Gold Fields Ltd.	123,602	2,232
Grindrod Ltd.	60,053	225
Harmony Gold Mining Co. Ltd. *	70,939	842
Impala Platinum Holdings Ltd.	107,952	3,769
Imperial Holdings Ltd.	36,766	690
Investec Ltd.	34,317	369
JD Group Ltd.	37,282	316
Kumba Iron Ore Ltd.	15,686	516
Lewis Group Ltd.	17,272	142
Liberty Group Ltd.	21,853	278
Massmart Holdings Ltd.	42,346	514
Metropolitan Holdings Ltd.	112,409	249
Mittal Steel South Africa Ltd.	41,755	833
Mondi Ltd.	28,080	279
MTN Group Ltd.	299,582	4,554
Murray & Roberts Holdings Ltd.	60,765	794
Nampak Ltd.	99,783	314
Naspers Ltd.	69,602	1,934
Nedbank Group Ltd.	42,860	779
Network Healthcare Holdings Ltd. *	244,965	425
Pick’n Pay Stores Ltd.	41,611	216
Pretoria Portland Cement Co. Ltd.	110,121	766
Reunert Ltd.	34,924	340
Sanlam Ltd.	468,966	1,519
Sappi Ltd.	41,980	638
Sasol Ltd.	119,919	5,164
Shoprite Holdings Ltd.	90,679	475
Spar Group (The) Ltd.	32,796	263
Standard Bank Group Ltd.	246,908	3,572
Steinhoff International Holdings Ltd.	205,150	582
Super Group Ltd.	44,499	84
Telkom S.A. Ltd.	60,087	1,517

      See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    25    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
South Africa - 6.7% – (continued)
Tiger Brands Ltd.	33,679	$891
Truworths International Ltd.	95,052	437
Woolworths Holdings Ltd.	170,287	448

		46,447

South Korea - 14.8%
Amorepacific Corp.	689	514
Asiana Airlines	12,390	115
Cheil Communications, Inc.	616	182
Cheil Industries, Inc.	9,870	660
CJ CheilJedang Corp. *	1,575	396
CJ Corp.	2,682	207
Daegu Bank	23,930	443
Daelim Industrial Co.	5,670	1,050
Daewoo Engineering & Construction Co. Ltd.	32,500	932
Daewoo International Corp.	8,730	366
Daewoo Securities Co. Ltd.	23,020	692
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	19,260	1,219
Daishin Securities Co. Ltd.	7,090	235
Daum Communications Corp. *	1,417	107
Dongbu Insurance Co. Ltd.	7,470	313
Dongkuk Steel Mill Co. Ltd.	7,990	422
Doosan Heavy Industries and Construction Co. Ltd.	6,890	728
Doosan Infracore Co. Ltd.	16,520	642
GS Engineering & Construction Corp.	7,510	1,305
Hana Financial Group, Inc.	24,520	1,156
Hanjin Heavy Industries & Construction Co. Ltd. *	6,094	543
Hanjin Heavy Industries & Construction Holdings Co. Ltd.	2,253	94
Hanjin Heavy Industries and Construction Co. Ltd.	11,840	582
Hankook Tire Co. Ltd.	20,770	426
Hanmi Pharm Co. Ltd.	943	143
Hanwha Chem Corp.	9,350	247
Hanwha Corp.	9,830	772
Hite Brewery Co. Ltd.	2,524	353
Honam Petrochemical Corp.	2,990	493
Hyosung Corp.	3,910	296
Hyundai Autonet Co. Ltd.	15,140	116
Hyundai Department Store Co. Ltd.	2,670	321
Hyundai Development Co.	12,900	1,205

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
South Korea - 14.8% – (continued)
Hyundai Engineering & Construction Co. Ltd. *	9,330	$891
Hyundai Heavy Industries	8,412	3,888
Hyundai Marine & Fire Insurance Co. Ltd.	13,360	263
Hyundai Merchant Marine Co. Ltd.	7,480	395
Hyundai Mipo Dockyard	2,590	891
Hyundai Mobis	11,432	1,213
Hyundai Motor Co. Ltd.	30,922	2,497
Hyundai Securities Co.	25,570	596
Hyundai Steel Co.	10,880	918
Kangwon Land, Inc.	23,660	698
KCC Corp.	1,010	617
KIA Motors Corp. *	41,610	566
Kookmin Bank	67,915	5,655
Korea Electric Power Corp.	51,656	2,421
Korea Exchange Bank	48,880	793
Korea Investment Holdings Co. Ltd.	8,340	549
Korea Zinc Co. Ltd.	2,310	437
Korean Air Lines Co. Ltd.	7,888	533
Korean Reinsurance Co.	11,450	162
KT Corp.	28,100	1,411
KT Freetel Co. Ltd.	16,860	612
KT&G Corp.	22,258	1,739
LG Chem Ltd.	8,670	909
LG Electronics, Inc.	18,924	1,768
LG Fashion Corp.	3,447	114
LG Household & Health Care Ltd.	2,244	405
LG International Corp.	4,902	155
LG Petrochemical Co. Ltd.	6,510	324
LG.Philips LCD Co. Ltd. *	22,640	1,084
Lotte Chilsung Beverage Co. Ltd.	100	153
Lotte Confectionery Co. Ltd.	150	261
Lotte Shopping Co. Ltd.	1,884	803
LS Cable Ltd.	3,460	431
Mirae Asset Securities Co. Ltd.	3,652	349
NCSoft Corp. *	2,990	265
NHN Corp. *	7,844	1,815
Nong Shim Co. Ltd.	518	128
Orion Corp.	590	179
Pacific Corp.	320	67
Poongsan Corp.	3,380	95
POSCO	14,919	10,971
Pusan Bank	24,410	448

See Notes to the Financial Statements.
   EQUITY FUNDS    26    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
South Korea - 14.8% – (continued)
S-Oil Corp.	9,510	$846
S1 Corp. of Korea	2,960	178
Samsung Corp.	26,800	1,971
Samsung Electro-Mechanics Co. Ltd.	12,060	792
Samsung Electronics Co. Ltd.	22,238	13,972
Samsung Engineering Co. Ltd.	6,400	860
Samsung Fine Chemicals Co. Ltd.	2,650	177
Samsung Fire & Marine Insurance Co. Ltd.	7,388	1,590
Samsung Heavy Industries Co. Ltd.	34,850	1,853
Samsung SDI Co. Ltd.	7,020	471
Samsung Securities Co. Ltd.	11,014	999
Samsung Techwin Co. Ltd.	10,410	793
Shinhan Financial Group Co. Ltd.	65,290	4,266
Shinsegae Co. Ltd.	2,845	1,980
SK Corp.	5,068	1,080
SK Energy Co. Ltd. *	12,098	2,115
SK Telecom Co. Ltd.	8,005	1,837
Tong Yang Investment Bank	14,438	265
Woongjin Coway Co. Ltd.	8,800	289
Woori Investment & Securities Co. Ltd.	18,610	527
Yuhan Corp.	1,596	339

		102,944

Taiwan - 11.1%
Acer, Inc.	480,379	846
Advanced Semiconductor Engineering, Inc.	775,777	851
Advantech Co Ltd.	41,182	122
Asia Cement Corp.	335,361	585
Asia Optical Co., Inc.	38,834	134
Asustek Computer, Inc.	611,896	1,862
AU Optronics Corp.	1,222,452	2,109
Benq Corp. *	402,000	205
Catcher Technology Co. Ltd.	104,209	758
Cathay Financial Holding Co. Ltd.	1,107,720	2,620
Cathay Real Estate Development Co. Ltd.	113,000	56
Chang Hwa Commercial Bank	781,000	515
Cheng Shin Rubber Industry Co. Ltd.	137,762	312
Cheng Uei Precision Industry Co. Ltd.	54,766	155
Chi Mei Optoelectronics Corp.	851,969	989
China Airlines	226,600	92
China Development Financial Holding Corp.	1,770,250	713
China Motor Corp.	71,746	66
China Steel Corp.	1,719,148	2,508

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
Taiwan - 11.1% – (continued)
Chinatrust Financial Holding Co. *	1,386,480	$1,018
Chunghwa Picture Tubes Ltd. *	1,290,000	368
Chunghwa Telecom Co. Ltd. ADR	28,407	525
Chunghwa Telecom Co. Ltd.	788,500	1,474
CMC Magnetics Corp. *	479,000	214
Compal Communications, Inc.	28,245	72
Compal Electronics, Inc.	650,161	735
Compeq Manufacturing Co.	101,000	49
D-Link Corp.	136,272	338
Delta Electronics, Inc.	293,495	1,138
E.Sun Financial Holding Co. Ltd. *	511,200	276
Epistar Corp.	62,170	303
Eternal Chemical Co. Ltd.	78,736	109
Eva Airways Corp. *	164,000	60
Evergreen Marine Corp. Tawain Ltd.	220,180	191
Far Eastern Textile Co. Ltd.	574,798	772
First Financial Holding Co. Ltd.	904,995	648
Formosa Chemicals & Fibre Co.	572,520	1,465
Formosa Petrochemical Corp.	373,000	1,120
Formosa Plastics Corp.	806,390	2,273
Formosa Taffeta Co. Ltd.	147,540	168
Foxconn Technology Co. Ltd.	87,735	1,016
Fubon Financial Holding Co. Ltd.	744,000	635
Gigabyte Technology Co. Ltd.	76,000	63
HannStar Display Corp. *	1,126,000	324
High Tech Computer Corp.	90,520	1,327
HON HAI Precision Industry Co. Ltd.	997,072	7,516
Hua Nan Financial Holdings Co. Ltd.	718,000	506
InnoLux Display Corp.	388,900	1,668
Inotera Memories, Inc.	636,320	642
Inventec Appliances Corp.	25,305	50
Inventec Co. Ltd.	337,134	211
Kinpo Electronics	112,954	45
Kinsus Interconnect Technology Corp.	37,400	128
Largan Precision Co. Ltd.	21,930	239
Lite-On Technology Corp.	393,268	615
Macronix International	509,805	316
MediaTek, Inc.	163,510	2,946
Mega Financial Holding Co. Ltd.	1,691,000	1,067
Micro-Star International Co. Ltd.	108,528	110
Mitac International	238,231	332
Mosel Vitelic, Inc.	163,770	222

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    27    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
Taiwan - 11.1% – (continued)
Motech Industries, Inc.	16,975	$185
Nan Ya Plastics Corp.	997,800	2,599
Nan Ya Printed Circuit Board Corp.	35,000	211
Nanya Technology Corp.	469,932	317
Novatek Microelectronics Corp. Ltd.	93,357	406
Oriental Union Chemical Corp.	60,180	75
Phoenix Precision Technology Corp.	84,176	98
Polaris Securities Co. Ltd. *	308,280	166
POU Chen Corp.	413,042	413
Powerchip Semiconductor Corp.	1,535,758	762
Powertech Technology, Inc.	67,850	273
President Chain Store Corp.	104,000	292
ProMOS Technologies, Inc.	1,177,000	361
Quanta Computer, Inc.	402,737	633
Realtek Semiconductor Corp.	82,286	373
Ritek Corp. *	339,000	119
Shin Kong Financial Holding Co. Ltd.	714,016	663
Siliconware Precision Industries Co.	509,611	1,148
Sinopac Financial Holdings Co. Ltd.	1,216,000	566
Synnex Technology International Corp.	158,445	444
Taishin Financial Holdings Co. Ltd. *	1,057,000	534
Taiwan Cement Corp.	535,314	876
Taiwan Fertilizer Co Ltd.	144,000	348
Taiwan Glass Industrial Corp.	107,495	117
Taiwan Mobile Co. Ltd.	464,343	632
Taiwan Secom Co. Ltd.	34,100	56
Taiwan Semiconductor Manufacturing Co. Ltd.	4,179,267	8,145
Tatung Co. Ltd. *	853,000	444
Teco Electric and Machinery Co. Ltd.	348,000	205
Tripod Technology Corp.	64,980	265
U-Ming Marine Transport Corp.	94,000	308
Uni-President Enterprises Corp.	572,140	877
Unimicron Technology Corp.	138,720	254
United Microelectronics Corp.	2,416,022	2,039
Vanguard International Semiconductor Corp.	131,287	118
Via Technologies, Inc. *	156,000	105
Walsin Lihwa Corp.	583,000	289
Wan Hai Lines Ltd.	222,200	171
Waterland Financial Holdings	183,600	59
Winbond Electronics Corp.	614,000	198
Wintek Corp.	156,508	209
Wistron Corp.	224,698	406

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
Taiwan - 11.1% – (continued)
Ya Hsin Industrial Co. Ltd. *	121,548	$22
Yageo Corp.	454,000	189
Yang Ming Marine Transport	250,989	202
Yieh Phui Enterprise	105,018	49
Yuanta Financial Holdings	1,173,285	719
Yuen Foong Yu Paper Manufacturing Co. Ltd.	147,205	69
Yulon Motor Co. Ltd.	153,963	173
Zyxel Communications Corp.	60,261	108

		77,082

Thailand - 1.3%
Advanced Info Service PCL (Registered)	179,000	460
Airports of Thailand PCL	88,600	160
Aromatics Thailand PCL	6,100	13
Aromatics Thailand PCL	40,600	90
Bangkok Bank PCL	80,900	274
Bangkok Bank PCL (Registered)	188,800	634
Bangkok Expressway PCL	61,600	45
Banpu PCL	5,500	56
Banpu PCL (Registered)	25,100	256
BEC World PCL (Registered)	196,500	133
Central Pattana PCL (Registered)	132,900	100
Charoen Pokphand Foods PCL	604,900	93
CP Seven Eleven PCL	475,300	157
Electricity Generating PCL	17,900	61
Electricity Generating PCL	22,400	77
Glow Energy PCL	100,200	102
Hana Microelectronics PCL	116,000	83
IRPC PCL	1,928,700	388
Kasikornbank PCL	109,000	258
Kasikornbank PCL (Registered)	236,100	568
Krung Thai Bank Public Co. Ltd.	559,800	178
Land and Houses PCL	390,000	83
Land and Houses PCL (Registered)	444,100	113
Precious Shipping PCL (Registered)	76,800	84
PTT Chemical PCL (Registered)	72,700	274
PTT Exploration & Production PCL (Registered)	232,200	921
PTT PCL (Registered)	167,600	1,614
PTT PCL NVDR	2,300	23
Ratchaburi Electricity Generating Holding PCL (Registered)	74,900	103
Rayong Refinery PCL (Registered)	294,800	211
Siam Cement PCL	26,600	197

      See Notes to the Financial Statements.
   EQUITY FUNDS    28    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
Thailand - 1.3% – (continued)
Siam Cement PCL (Registered)	60,500	$459
Siam City Cement PCL	14,200	116
Siam Commercial Bank PCL (Registered)	199,000	467
Siam Makro PCL (Registered)	15,600	42
Thai Airways International PCL	105,500	129
Thanachart Capital PCL	122,900	56
True Corp. PCL *	375,000	73

		9,151

Turkey - 1.6%
Adana Cimento	6,474	51
Akbank TAS	181,664	1,382
Akcansa Cimento A.S.	8,755	67
Aksigorta A.S.	25,849	178
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	45,731	476
Arcelik	21,718	176
Aygaz A.S.	16,176	69
Cimsa Cimento Sanayi VE Tica	7,010	60
Dogan Sirketler Grubu Holdings *	113,169	247
Dogan Yayin Holding *	44,713	190
Eregli Demir ve Celik Fabrikalari TAS	85,522	799
Ford Otomotiv Sanayi A.S.	13,832	146
Haci Omer Sabanci Holding A.S.	91,726	588
Hurriyet Gazetecilik A.S. *	36,782	116
Is Gayrimenkul Yatirim Ortakligi AS *	33,893	58
KOC Holding A.S. *	71,549	376
Migros Turk TAS	19,859	345
Petkim Petrokimya Holding *	17,144	140
Tofas Turk Otomobil Fabrikasi A.S.	25,295	127
Trakya Cam Sanayi A.S.	17,910	67
Tupras Turkiye Petrol Rafine	25,274	669
Turk Hava Yollari *	13,446	105
Turk Sise ve Cam Fabrikalari A.S.	28,223	140
Turkcell Iletisim Hizmet AS	111,018	936
Turkiye Garanti Bankasi A.S.	211,941	1,621
Turkiye Is Bankasi	194,737	1,175
Turkiye Vakiflar Bankasi Tao	156,627	534
Ulker Gida Sanayi ve Ticaret A.S.	14,123	63
Vestel Elektronik Sanayi *	13,190	36
Yapi ve Kredi Bankasi *	127,144	406

		11,343

United States - 0.6%
Lenovo Group Ltd.	750,000	575

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 89.9% – CONTINUED
United States - 0.6% – (continued)
Southern Copper Corp.	25,965	$3,216

		3,791

Total Common Stocks

(Cost $469,080)		624,004

PREFERRED STOCKS - 7.6%
Brazil - 7.0%
Aracruz Celulose S.A., Class B	95,600	701
Banco Bradesco S.A.	192,726	5,636
Banco Itau Holding Financeira S.A.	98,382	4,946
Brasil Telecom Participacoes S.A.	45,942	689
Braskem S.A., Class A	29,900	282
Centrais Eletricas Brasileiras S.A., Class B	41,162	577
Cia Brasileira de Distribuicao Grupo Pao de Acucar	13,002	199
Cia de Bebidas das Americas	39,414	2,903
Cia de Tecidos do Norte de Minas - Coteminas	10,136	68
Cia Energetica de Minas Gerais	59,536	1,267
Cia Energetica de Sao Paulo *	31,406	582
Cia Paranaense de Energia, Class B	21,321	341
Cia Vale do Rio Doce, Class A	386,334	11,002
Duratex S.A.	15,000	448
Eletropaulo Metropolitana de Sao Paulo S.A., Class A	160,000	11
Eletropaulo Metropolitana de Sao Paulo S.A., Class B	4,195,400	279
Gerdau S.A.	61,400	1,605
Gol Linhas Aereas Inteligentes S.A.	9,900	240
Klabin S.A.	92,300	352
Lojas Americanas S.A.	72,074	716
Net Servicos de Comunicacao S.A. (Sao Paolo Exchange) *	33,825	555
Petroleo Brasileiro S.A. - Petrobras	316,633	10,226
Sadia S.A.	73,900	410
Tam S.A.	15,500	424
Tele Norte Leste Participacoes S.A.	52,700	1,193
Tim Participacoes S.A.	124,610	508
Usinas Siderurgicas de Minas Gerais S.A., Class A	22,700	1,585
Vivo Participacoes S.A.	104,700	507
Votorantim Celulose e Papel S.A.	18,700	536

		48,788

      See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    29    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
PREFERRED STOCKS - 7.6% - CONTINUED
Chile - 0.1%
Embotelladora Andina S.A.	20,158	$58
Embotelladora Andina S.A., Class B	33,774	105
Sociedad Quimica y Minera de Chile S.A.	15,851	271

		434

Russia - 0.1%
Surgutneftegaz	134,419	94
Transneft OAO	310	561
Unified Energy System *	253,872	271

		926

South Korea - 0.4%
Hyundai Motor Co.	6,880	276
LG Electronics, Inc.	2,540	125
Samsung Electronics Co. Ltd.	4,131	1,923

		2,324

Total Preferred Stocks

(Cost $35,585)		52,472

RIGHTS - 0.0%
Byo Co. Ltd., Class H	8,666	-

Total Rights

(Cost $-)		-

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 1.2%
ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit, 5.50%, 10/1/07	$8,488	8,488

Total Short-Term Investment

(Cost $8,488)		8,488

Total Investments - 98.7%

(Cost $513,153)		684,964
Other Assets less Liabilities - 1.3%		9,202

NET ASSETS - 100.0%		$694,166

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At September 30, 2007, the Emerging Markets Equity Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)

DAX Index	6	$1,703	Long	12/07	$21

Hang Seng	9	1,574	Long	10/07	15

JSE All Share Index	98	3,964	Long	12/07	117

Topix Index	5	708	Long	12/07	17

MSCI Taiwan SGX	61	2,221	Long	10/07	56

Nikkei 225 CME	4	335	Long	12/07	20

SPI 200 Index	13	1,907	Long	12/07	63

Total					$309
At September 30, 2007, the industry sectors for the Emerging Markets Equity Fund were:

% OF LONG TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	5.0%
Consumer Staples	4.4
Energy	16.0
Financials	20.3
Health Care	1.7
Industrials	14.3
Information Technology	11.9
Materials	15.0
Telecommunication Services	8.1
Utilities	3.3

Total	100.0%

       See Notes to the Financial Statements.
    EQUITY FUNDS    30    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

At September 30, 2007, the Emerging Markets Equity Fund’s investments were denominated in the following currencies:

% OF LONG TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
Hong Kong Dollar	16.2%
Korean Won	15.6
U.S. Dollar	12.7
Brazil Real	12.0
Taiwan Dollar	11.3
South African Rand	6.9
All other currencies less than 5%	25.3

Total	100.0%
At September 30, 2007, the Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	(LOSS)
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
Malaysian		U.S.
Ringgit	1,888	Dollar	537	9/06/07	$(17)

Brazilian		U.S.
Real	20	Dollar	11	9/28/07	-

Indian		U.S.
Rupee	508	Dollar	13	9/28/07	-

Total					$(17)

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    31    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 100.6%
Aerospace/Defense - 3.1%
Boeing (The) Co.	18,800	$1,974
Lockheed Martin Corp.	13,400	1,454
Northrop Grumman Corp.	9,600	749
Raytheon Co.	15,700	1,002
United Technologies Corp.	1,559	125

		5,304

Agriculture - 1.3%
Altria Group, Inc.	19,100	1,328
UST, Inc.	19,600	972

		2,300

Apparel - 0.6%
NIKE, Inc., Class B	18,600	1,091

Banks - 4.3%
Bank of America Corp.	42,003	2,111
Fifth Third Bancorp	25,700	871
National City Corp.	36,600	918
SunTrust Banks, Inc.	15,800	1,196
U.S. Bancorp	16,400	533
Wachovia Corp.	18,700	938
Wells Fargo & Co.	21,500	766

		7,333

Beverages - 1.8%
Anheuser-Busch Cos., Inc.	27,900	1,395
Coca-Cola (The) Co.	10,600	609
Coca-Cola Enterprises, Inc.	18,200	441
PepsiCo, Inc.	8,800	644

		3,089

Biotechnology - 0.7%
Biogen Idec, Inc. *	17,300	1,148

Building Materials - 0.1%
American Standard Companies, Inc.	3,900	139

Chemicals - 1.9%
Ashland, Inc.	15,900	957
Dow Chemical (The) Co.	33,100	1,425
du Pont (E.I.) de Nemours & Co.	18,900	937

		3,319

Computers - 4.8%
Apple, Inc. *	5,000	768
Computer Sciences Corp. *	9,200	514
Dell, Inc. *	17,000	469
Hewlett-Packard Co.	51,000	2,539

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 100.6% — CONTINUED
Computers - 4.8% — (continued)
IBM Corp.	25,600	$3,016
NCR Corp. *	19,900	991

		8,297

Cosmetics/Personal Care - 1.6%
Procter & Gamble Co.	38,200	2,687

Diversified Financial Services - 8.6%
American Express Co.	13,650	810
Charles Schwab (The) Corp.	17,500	378
CIT Group, Inc.	10,600	426
Citigroup, Inc.	83,500	3,897
Franklin Resources, Inc.	4,400	561
Goldman Sachs Group, Inc.	10,100	2,189
JPMorgan Chase & Co.	64,300	2,946
Lehman Brothers Holdings, Inc.	7,200	445
Merrill Lynch & Co., Inc.	23,100	1,647
Morgan Stanley	22,700	1,430

		14,729

Electric - 3.6%
AES Corp. *	12,900	259
Dynegy, Inc., Class A *	900	8
Edison International	19,468	1,079
Entergy Corp.	800	87
FirstEnergy Corp.	18,600	1,178
Progress Energy, Inc.	23,200	1,087
Public Service Enterprise Group, Inc.	13,800	1,214
TECO Energy, Inc.	55,900	918
TXU Corp.	4,800	329

		6,159

Environmental Control - 1.0%
Allied Waste Industries, Inc. *	42,600	543
Waste Management, Inc.	30,301	1,144

		1,687

Food - 3.1%
ConAgra Foods, Inc.	36,100	943
Dean Foods Co.	10,200	261
General Mills, Inc.	20,200	1,172
Kroger Co.	42,500	1,212
Safeway, Inc.	23,500	778
SUPERVALU, Inc.	3,600	140
Tyson Foods, Inc., Class A	48,500	866

		5,372

See Notes to the Financial Statements.
   EQUITY FUNDS    32    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 100.6% – CONTINUED
Forest Products & Paper - 0.6%
International Paper Co.	27,800	$997

Gas - 0.1%
Sempra Energy	3,800	221

Hand/Machine Tools - 0.5%
Black & Decker Corp.	10,700	891
Healthcare - Products - 2.6%
Baxter International, Inc.	19,657	1,106
Johnson & Johnson	24,100	1,583
Medtronic, Inc.	30,982	1,748

		4,437

Healthcare - Services - 1.5%
Aetna, Inc.	17,600	955
UnitedHealth Group, Inc.	600	29
WellPoint, Inc. *	19,200	1,516

		2,500

Household Products/Wares - 0.6%
Clorox Co.	15,700	958

Insurance - 5.6%
AMBAC Financial Group, Inc.	2,300	145
American International Group, Inc.	47,600	3,220
Assurant, Inc.	18,400	984
CIGNA Corp.	13,300	709
Metlife, Inc.	23,500	1,639
Prudential Financial, Inc.	16,000	1,561
SAFECO Corp.	16,500	1,010
Travelers Cos. (The), Inc.	5,800	292

		9,560

Internet - 1.7%
Amazon.com, Inc. *	9,100	848
eBay, Inc. *	28,300	1,104
Google, Inc., Class A *	1,200	681
IAC/InterActiveCorp *	10,900	323

		2,956

Iron/Steel - 0.6%
Nucor Corp.	4,200	250
United States Steel Corp.	7,500	794

		1,044

Leisure Time - 0.5%
Harley-Davidson, Inc.	19,258	890

Lodging - 0.0%
Marriott International, Inc., Class A	1,500	65

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 100.6% - CONTINUED
Machinery - Construction & Mining - 0.7%
Caterpillar, Inc.	16,200	$1,271

Machinery - Diversified - 0.5%
Rockwell Automation, Inc.	12,200	848

Media - 3.6%
CBS Corp., Class B	18,900	595
Comcast Corp., Class A *	6,416	155
Disney (The Walt) Co.	52,300	1,799
McGraw-Hill Cos. (The), Inc.	22,500	1,146
Time Warner, Inc.	79,300	1,456
Tribune Co.	1,039	28
Viacom, Inc., Class B *	23,600	920

		6,099

Miscellaneous Manufacturing - 5.2%
3M Co.	10,649	997
General Electric Co.	112,200	4,645
Honeywell International, Inc.	9,000	535
Illinois Tool Works, Inc.	3,200	191
Ingersoll-Rand Co. Ltd., Class A	2,300	125
ITT Corp.	16,100	1,094
Parker Hannifin Corp.	1,300	145
Tyco International Ltd.	26,450	1,173

		8,905

Office/Business Equipment - 0.4%
Xerox Corp. *	36,700	636

Oil & Gas - 10.3%
Chevron Corp.	36,100	3,378
ConocoPhillips	31,349	2,752
ENSCO International, Inc.	16,700	937
Exxon Mobil Corp.	82,600	7,645
Marathon Oil Corp.	22,000	1,254
Sunoco, Inc.	5,000	354
Valero Energy Corp.	20,700	1,391

		17,711

Oil & Gas Services - 1.9%
Halliburton Co.	33,000	1,267
National-Oilwell Varco, Inc. *	9,000	1,300
Schlumberger Ltd.	6,700	704

		3,271

Packaging & Containers - 0.2%
Ball Corp.	6,800	366

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    33    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 100.6% – CONTINUED
Pharmaceuticals - 6.1%
Abbott Laboratories	3,375	$181
AmerisourceBergen Corp.	21,100	956
Cardinal Health, Inc.	7,000	438
Forest Laboratories, Inc. *	26,466	987
Gilead Sciences, Inc. *	13,900	568
King Pharmaceuticals, Inc. *	35,900	421
Lilly (Eli) & Co.	17,200	979
Merck & Co., Inc.	25,600	1,323
Pfizer, Inc.	128,600	3,142
Schering-Plough Corp.	46,500	1,471

		10,466

Real Estate Investment Trusts - 0.7%
Apartment Investment & Management Co., Class A	9,000	406
Boston Properties, Inc.	7,700	800
Host Hotels & Resorts, Inc.	2,100	47

		1,253

Retail - 3.7%
Big Lots, Inc. *	30,300	904
Darden Restaurants, Inc.	5,800	243
Family Dollar Stores, Inc.	33,800	898
Home Depot (The), Inc.	31,000	1,006
McDonald’s Corp.	28,200	1,536
RadioShack Corp.	39,900	824
Wal-Mart Stores, Inc.	23,100	1,008

		6,419

Savings & Loans - 0.7%
Washington Mutual, Inc.	35,000	1,236

Semiconductors - 2.5%
Applied Materials, Inc.	61,200	1,267
Intel Corp.	40,800	1,055
National Semiconductor Corp.	5,100	138
Novellus Systems, Inc. *	7,700	210
Texas Instruments, Inc.	44,500	1,628

		4,298

Software - 5.1%
Automatic Data Processing, Inc.	25,300	1,162
BMC Software, Inc. *	30,900	965
CA, Inc.	8,500	219
Compuware Corp. *	74,000	594
Fiserv, Inc. *	20,100	1,022
Microsoft Corp.	139,900	4,121

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 100.6% – CONTINUED
Software - 5.1% – (continued)
Oracle Corp. *	29,000	$628

		8,711

Telecommunications - 6.4%
Alltel Corp.	2,800	195
AT&T, Inc.	57,627	2,438
CenturyTel, Inc.	20,800	962
Cisco Systems, Inc. *	107,500	3,559
Qualcomm, Inc.	42,764	1,807
Qwest Communications International, Inc. *	61,300	562
Verizon Communications, Inc.	32,547	1,441

		10,964

Toys, Games & Hobbies - 0.7%
Hasbro, Inc.	29,000	808
Mattel, Inc.	14,700	345

		1,153

Transportation - 1.1%
Norfolk Southern Corp.	21,500	1,116
United Parcel Service, Inc., Class B	9,900	744

		1,860

Total Common Stocks

(Cost $163,089)		172,640

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 0.4%
ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit, 5.50%, 10/1/07	$454	454
U.S. Treasury Bill,(1) 4.23%, 1/17/08	205	203

Total Short-Term Investments

(Cost $656)		657

Total Investments - 101.0%

(Cost $163,745)		173,297
Liabilities less Other Assets – (1.0)%		(1,737)

NET ASSETS - 100.0%		$171,560
(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
Percentages shown are based on Net Assets.

      See Notes to the Financial Statements.
   EQUITY FUNDS    34    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

At September 30, 2007, the Enhanced Large Cap Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)

S & P 500 EMINI	4	$308	Long	12/07	$8

At September 30, 2007, the industry sectors for the Enhanced Large Cap Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	9.7%
Consumer Staples	8.9
Energy	12.2
Financials	19.3
Health Care	11.2
Industrials	11.6
Information Technology	16.9
Materials	3.3
Telecommunication Services	3.2
Utilities	3.7

Total	100.0%

      See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    35    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1%
Aerospace/Defense - 4.6%
Boeing (The) Co.	68,525	$7,194
Lockheed Martin Corp.	47,650	5,170
Northrop Grumman Corp.	126,700	9,883
Raytheon Co.	90,325	5,764

		28,011

Banks - 1.3%
Bank of America Corp.	152,350	7,659

Biotechnology - 3.9%
Amgen, Inc. *	194,730	11,016
Biogen Idec, Inc. *	191,090	12,675

		23,691

Chemicals - 1.8%
Celanese Corp., Class A	171,020	6,666
Lubrizol Corp.	67,100	4,366

		11,032

Commercial Services - 1.1%
McKesson Corp.	112,650	6,623

Computers - 5.3%
Cadence Design Systems, Inc. *	206,550	4,583
Electronic Data Systems Corp.	199,475	4,357
IBM Corp.	153,275	18,056
Network Appliance, Inc. *	182,950	4,923

		31,919

Cosmetics/Personal Care - 3.0%
Colgate-Palmolive Co.	88,050	6,279
Procter & Gamble Co.	171,180	12,041

		18,320

Diversified Financial Services - 6.5%
Citigroup, Inc.	195,625	9,130
Countrywide Financial Corp.	230,215	4,376
Goldman Sachs Group, Inc.	42,125	9,130
JPMorgan Chase & Co.	115,800	5,306
Merrill Lynch & Co., Inc.	90,550	6,455
Morgan Stanley	73,575	4,635

		39,032

Electric - 2.8%
Duke Energy Corp.	324,415	6,063
NRG Energy, Inc. *	111,835	4,730
PG&E Corp.	133,175	6,366

		17,159

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1% – CONTINUED
Electronics - 0.8%
Tyco Electronics Ltd.	136,575	$4,839

Food - 2.4%
General Mills, Inc.	146,650	8,507
Kroger Co.	218,525	6,232

		14,739

Healthcare – Products - 2.2%
Baxter International, Inc.	134,675	7,579
Covidien Ltd. *	136,575	5,668

		13,247

Home Furnishings - 0.9%
Matsushita Electric Industrial Co. Ltd. ADR	299,425	5,554

Household Products/Wares - 0.9%
Clorox Co.	90,075	5,494

Insurance - 9.4%
Allstate (The) Corp.	85,725	4,902
AMBAC Financial Group, Inc.	80,525	5,066
American International Group, Inc.	291,200	19,700
Chubb Corp.	80,700	4,329
Hartford Financial Services Group, Inc.	63,675	5,893
Prudential Financial, Inc.	66,750	6,513
Travelers Cos. (The), Inc.	115,825	5,831
XL Capital Ltd., Class A	56,425	4,469

		56,703

Internet - 1.5%
eBay, Inc. *	235,470	9,188

Iron/Steel - 1.8%
United States Steel Corp.	103,475	10,962

Machinery - Diversified - 1.8%
Deere & Co.	71,250	10,575

Media - 2.1%
Disney (The Walt) Co.	368,225	12,663

Miscellaneous Manufacturing - 3.9%
Eaton Corp.	63,225	6,262
General Electric Co.	286,090	11,844
ITT Corp.	83,525	5,674

		23,780

Oil & Gas - 11.6%
Chevron Corp.	228,540	21,387
ENSCO International, Inc.	150,945	8,468
Exxon Mobil Corp.	369,850	34,233

      See Notes to the Financial Statements.
   EQUITY FUNDS    36    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1% – CONTINUED
Oil & Gas - 11.6% – (continued)
Occidental Petroleum Corp.	97,725	$6,262

		70,350

Pharmaceuticals - 7.1%
Lilly (Eli) & Co.	199,875	11,379
Pfizer, Inc.	433,700	10,595
Sanofi-Aventis ADR	130,175	5,522
Schering-Plough Corp.	489,100	15,470

		42,966

Retail - 3.1%
Kohl’s Corp. *	103,500	5,934
McDonald’s Corp.	134,745	7,339
TJX Cos., Inc.	189,925	5,521

		18,794

Semiconductors - 3.5%
ASML Holding N.V.	294,000	9,661
National Semiconductor Corp.	163,000	4,421
Texas Instruments, Inc.	188,200	6,886

		20,968

Software - 4.0%
BMC Software, Inc. *	132,250	4,130
Microsoft Corp.	683,875	20,147

		24,277

Telecommunications - 9.8%
Cisco Systems, Inc. *	605,375	20,044
Embarq Corp.	82,450	4,584
Nokia OYJ ADR	375,520	14,244
Qwest Communications International, Inc. *	960,315	8,797
Verizon Communications, Inc.	254,775	11,281

		58,950

Total Common Stocks

(Cost $513,599)		587,495

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 2.9%
ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit, 5.50%, 10/1/07	$17,316	$17,316

Total Short-Term Investment

(Cost $17,316)		17,316

Total Investments - 100.0%

(Cost $530,915)		604,811
Other Assets less Liabilities - 0.0%		200

NET ASSETS - 100.0%		$605,011
*	Non-Income Producing Security

Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the Growth Equity Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	6.3%
Consumer Staples	6.6
Energy	12.0
Financials	17.6
Health Care	14.7
Industrials	10.6
Information Technology	21.4
Materials	3.7
Telecommunication Services	4.2
Utilities	2.9

Total	100.0%

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    37    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 55.7%
Agriculture - 1.0%
UST, Inc.	105,000	$5,208

Banks - 1.5%
Bank of America Corp.	161,000	8,094

Beverages - 3.0%
Anheuser-Busch Cos., Inc.	161,000	8,048
Diageo PLC ADR	96,500	8,466

		16,514

Chemicals - 1.3%
Dow Chemical (The) Co.	170,000	7,320

Commercial Services - 3.6%
Accenture Ltd., Class A	190,000	7,647
Coinmach Service Corp.	368,000	6,808
Macquarie Infrastructure Co. LLC	135,000	5,210

		19,665

Computers - 3.0%
Computer Sciences Corp. *	140,000	7,826
Hewlett-Packard Co.	175,000	8,713

		16,539

Electric - 2.0%
Centerpoint Energy, Inc.	330,000	5,290
TECO Energy, Inc.	350,000	5,750

		11,040

Food - 3.8%
B&G Food Holdings Corp.	300,000	6,210
Kraft Foods, Inc., Class A	220,000	7,592
SUPERVALU, Inc.	180,000	7,022

		20,824

Healthcare – Products - 1.5%
Johnson & Johnson	125,000	8,213

Housewares - 0.7%
Newell Rubbermaid, Inc.	140,000	4,035

Insurance - 5.5%
Chubb Corp.	144,511	7,751
Old Republic International Corp.	366,000	6,859
Prudential Financial, Inc.	84,000	8,197
Travelers Cos. (The), Inc.	145,000	7,299

		30,106

Investment Companies - 2.7%
Allied Capital Corp.	245,000	7,201
American Capital Strategies Ltd.	177,000	7,563

		14,764

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 55.7% – CONTINUED
Machinery - Diversified - 1.2%
Cummins, Inc.	50,000	$6,395

Media - 2.7%
Disney (The Walt) Co.	241,000	8,288
Gannett Co., Inc.	150,000	6,555

		14,843

Mining - 1.1%
Southern Copper Corp.	50,000	6,192

Miscellaneous Manufacturing - 1.5%
3M Co.	90,000	8,422

Oil & Gas - 6.4%
ConocoPhillips	103,284	9,065
Devon Energy Corp.	75,000	6,240
EnCana Corp.	85,000	5,257
Marathon Oil Corp.	144,000	8,211
Occidental Petroleum Corp.	100,000	6,408

		35,181

Pharmaceuticals - 2.4%
GlaxoSmithKline PLC ADR	127,000	6,756
Pfizer, Inc.	255,000	6,230

		12,986

Real Estate Investment Trusts - 2.7%
Healthcare Realty Trust, Inc.	170,000	4,532
HRPT Properties Trust	560,000	5,538
iStar Financial, Inc.	140,000	4,759

		14,829

Retail - 1.2%
Home Depot (The), Inc.	195,000	6,326

Savings & Loans - 0.5%
New York Community Bancorp, Inc.	150,000	2,858

Semiconductors - 1.2%
Taiwan Semiconductor Manufacturing	650,733	6,585
Co. Ltd. ADR

Telecommunications - 5.2%
Nokia OYJ ADR	285,000	10,810
RF Micro Devices, Inc. *	350,000	2,355
Verizon Communications, Inc.	190,000	8,413
Vodafone Group PLC ADR	196,875	7,147

		28,725

Total Common Stocks

(Cost $260,010)		305,664

      See Notes to the Financial Statements.
   EQUITY FUNDS    38    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
CONVERTIBLE PREFERRED STOCKS - 9.6%
Chemicals - 3.5%
Celanese Corp., 4.25%	225,000	$11,282
Huntsman Corp., 5.00%	160,000	7,934

		19,216

Commercial Services - 0.5%
United Rentals Trust I, 6.50%	55,857	2,695

Diversified Financial Services - 1.4%
Citigroup Funding, Inc., 5.02%	165,000	4,620
Lehman Brothers Holdings, Inc., 6.25%	100,000	2,655

		7,275

Insurance - 0.6%
Metlife, Inc., 6.38%	100,000	3,430

Pharmaceuticals - 1.6%
Schering-Plough Corp.	32,000	8,864

Savings & Loans - 2.0%
New York Community Capital Trust V	87,500	4,353
Sovereign Capital Trust II, 4.38%	100,000	4,250
Washington Mutual, Inc., 5.38%	50,000	2,401

		11,004

Total Convertible Preferred Stocks

(Cost $45,578)		52,484

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CONVERTIBLE BONDS - 27.7%
Aerospace/Defense - 2.2%
L-3 Communications Corp.,
3.00%, 8/1/35	$2,290	2,665
Lockheed Martin Corp.,
5.16%, 8/15/33	6,276	9,524

		12,189

Apparel - 1.1%
Kellwood, Co.,
3.50%, 6/15/34	6,400	5,824

Computers - 3.5%
CACI International Inc.,
2.13%, 5/1/14	6,000	6,517
Electronic Data Systems Corp.,
3.88%, 7/15/23	7,000	7,009
Mentor Graphics Corp.
6.25%, 3/1/26	5,000	5,763

		19,289

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CONVERTIBLE BONDS - 27.7% – CONTINUED
Electrical Components & Equipment - 0.1%
General Cable Corp.
1.00%, 10/15/12	$500	$521

Electronics - 1.8%
Vishay Intertechnology, Inc.
3.63%, 8/1/23	10,000	9,963

Environmental Control - 0.7%
Allied Waste Industries,
4.25%, 4/15/34	4,000	3,795

Healthcare - Products - 0.6%
Conmed Corp.,
2.50%, 11/15/24	3,500	3,347

Healthcare - Services - 0.8%
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	5,000	4,444

Insurance - 1.9%
American Equity Investment Life Holding Co.,
5.25%, 12/6/24	10,000	10,512

Machinery - Diversified - 2.1%
AGCO Corp.,
1.75%, 12/31/33	5,000	11,531

Media - 1.7%
Gannett Co., Inc.
5.09%, 7/15/37	5,000	4,956
Liberty Media Corp.,
0.75%, 3/30/23	4,000	4,400

		9,356

Mining - 0.4%
USEC, Inc.
3.00%, 10/1/14	2,000	2,180

Pharmaceuticals - 3.2%
King Pharmaceuticals, Inc.
1.25%, 4/1/26	7,000	5,889
Mylan Laboratories, Inc.,
1.25%, 3/15/12	5,000	4,675
Watson Pharmaceuticals, Inc.,
1.75%, 3/15/23	7,000	6,737

		17,301

Retail - 1.1%
Sonic Automotive, Inc.,
4.25%, 11/30/15	5,500	6,304

See Notes to the Financial Statements.

   NORTHERN FUNDS SEMIANNUAL REPORT    39    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

INCOME EQUITY FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CONVERTIBLE BONDS - 27.7% – CONTINUED
Semiconductors - 1.5%
Intel Corp.,
2.95%, 12/15/35	$8,000	$8,320

Software - 2.4%
Fair Isaac Corp.,
1.50%, 8/15/23	7,000	6,991
Sybase, Inc.,
1.75%, 2/22/25	6,000	6,450

		13,441

Telecommunications - 1.0%
RF Micro Devices, Inc.,
0.75%, 4/15/12	5,250	5,408

Transportation - 1.6%
YRC Worldwide, Inc.,
5.00%, 8/8/23	8,000	8,580

Total Convertible Bonds

(Cost $145,844)		152,305

SHORT-TERM INVESTMENT - 6.9%
ABN-Amro Bank, Amsterdam,
Eurodollar Time Deposit,
5.50%, 10/1/07	38,067	38,067

Total Short-Term Investment

(Cost $38,067)		38,067

Total Investments - 99.9%

(Cost $489,500)		548,520
Other Assets less Liabilities - 0.1%		404

NET ASSETS - 100.0%		$548,924

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the Income Equity Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	9.2%
Consumer Staples	5.9
Communication	3.1
Energy	8.5
Financials	19.7
Health Care	10.8
Industrials	9.8
Materials	6.4
Technology	17.5
Transportation	1.7
Telecommunication Services	5.2
Utilities	2.2

Total	100.0%

See Notes to the Financial Statements.
   EQUITY FUNDS    40    NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

INTERNATIONAL GROWTH EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.7%
Australia - 3.5%
Cochlear Ltd.	318,529	$22,062
Suncorp-Metway Ltd.	1,192,850	21,513

		43,575

Canada - 1.6%
Bombardier, Inc., Class B *	3,377,800	20,090

China - 0.7%
Bank of China Ltd.	17,350,000	9,288

Finland - 2.6%
Nokia OYJ	850,496	32,361

France - 7.3%
Accor S.A.	115,996	10,307
Alstom	62,424	12,702
AXA S.A.	542,943	24,316
L’Oreal S.A.	186,754	24,521
Thales S.A.	332,315	19,498

		91,344

Germany - 14.5%
Deutsche Bank A.G. (Registered)	109,900	14,176
Deutsche Telekom A.G. (Registered)	1,227,481	24,141
E.ON A.G.	105,879	19,593
Linde A.G.	179,481	22,309
MAN A.G.	138,063	20,108
Merck KGaA	142,592	17,217
Metro A.G.	113,916	10,298
SAP A.G.	406,724	23,829
Siemens A.G. (Registered)	220,894	30,398

		182,069

Greece - 1.6%
National Bank of Greece S.A.	310,946	19,837

Ireland - 0.6%
Allied Irish Banks PLC	336,891	8,174

Italy - 7.0%
ENI S.p.A.	734,293	27,237
Finmeccanica S.p.A.	332,438	9,693
Lottomatica S.p.A.	471,853	17,072
UniCredito Italiano S.p.A. (Milan Exchange)	2,645,942	22,658
Unione di Banche Italiane SCPA	416,856	11,215

		87,875

Japan - 13.0%
East Japan Railway Co.	2,541	20,073
Fanuc Ltd.	185,000	18,889
See Notes to the Financial Statements.

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.7% – CONTINUED
Japan - 13.0% – (continued)
Kirin Brewery Co. Ltd.	1,180,000	$15,639
Komatsu Ltd.	665,900	22,411
Mizuho Financial Group, Inc.	3,197	18,258
Shin-Etsu Chemical Co. Ltd.	318,000	22,015
Sony Corp.	242,900	11,796
Toyota Motor Corp.	576,000	34,051

		163,132

Netherlands - 4.8%
Qiagen N.V. *	1,006,321	19,447
Royal Dutch Shell PLC, Class B (London Exchange)	1,007,052	41,441

		60,888

Norway - 1.0%
Petroleum Geo-Services ASA *	445,800	12,859

Singapore - 1.8%
CapitaLand Ltd.	1,488,000	8,162
Cosco Corp. Singapore Ltd.	3,615,000	14,476

		22,638

Spain - 3.9%
Banco Santander Central Hispano S.A.	856,951	16,670
Telefonica S.A.	1,141,477	31,980

		48,650

Sweden - 0.9%
Assa Abloy AB, Class B	80,534	1,673
Autoliv, Inc. SDR	156,740	9,459

		11,132

Switzerland - 11.9%
ABB Ltd. (Registered)	544,605	14,354
Julius Baer Holding A.G. (Registered)	189,788	14,202
Logitech International S.A. (Registered) *	298,654	8,898
Nestle S.A. (Registered)	56,295	25,309
Roche Holding A.G. (Genusschein)	165,978	30,119
Swiss Life Holding (Registered) *	72,581	18,842
Syngenta A.G. (Registered)	56,763	12,247
Xstrata PLC	373,292	24,768

		148,739

United Kingdom - 20.0%
BHP Billiton PLC	1,089,736	39,005
BT Group PLC	3,336,553	20,950
Centrica PLC	2,586,413	20,128
GlaxoSmithKline PLC	1,184,114	31,412

   NORTHERN FUNDS SEMIANNUAL REPORT    41    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

INTERNATIONAL GROWTH EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.7% – CONTINUED
United Kingdom - 20.0% – (continued)
ITV PLC	7,872,434	$16,520
Lloyds TSB Group PLC	2,197,499	24,383
Marks & Spencer Group PLC	932,061	11,734
Prudential PLC	1,526,084	23,456
Smith & Nephew PLC	1,431,187	17,490
Vodafone Group PLC	10,130,461	36,570
WPP Group PLC	661,028	8,950

		250,598

Total Common Stocks

(Cost $995,527)		1,213,249

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.1%
ABN-Amro Bank, Amsterdam,
Eurodollar Time Deposit,
5.50%, 10/1/07	$1,194	1,194

Total Short-Term Investment

(Cost $1,194)		1,194

Total Investments - 96.8%

(Cost $996,721)		1,214,443
Other Assets less Liabilities - 3.2%		40,140

NET ASSETS - 100.0%		$1,254,583
*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the International Growth Equity Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	9.9%
Consumer Staples	6.2
Energy	6.7
Financials	20.9
Health Care	11.4
Industrials	16.9
Information Technology	5.4
Materials	9.9
Telecommunication Services	9.4
Utilities	3.3

Total	100.0%
At September 30, 2007, the International Growth Equity Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
Euro	40.4%
British Pound	26.1
Japanese Yen	13.4
Swiss Franc	10.2
All other currencies less than	9.9

Total	100.0%
At September 30, 2007, the International Growth Equity Fund had outstanding foreign currency contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN (LOSS)
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
		United
Japanese		Kingdom
Yen	70,230	Pound	300	10/1/07	$1
Japanese		U.S.
Yen	919,360	Dollar	8,000	10/2/07	(16)

Total					$(15)

            See Notes to the Financial Statements.
   EQUITY FUNDS    42    NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

LARGE CAP VALUE FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 99.0%
Banks - 2.3%
Wachovia Corp.	554,000	$27,783

Beverages - 3.5%
Anheuser-Busch Cos., Inc.	497,000	24,845
Coca-Cola (The) Co.	299,000	17,184

		42,029

Chemicals - 1.8%
Dow Chemical (The) Co.	505,000	21,745

Commercial Services - 1.6%
H&R Block, Inc.	904,000	19,147

Diversified Financial Services - 9.9%
CIT Group, Inc.	342,000	13,748
Citigroup, Inc.	622,000	29,029
Countrywide Financial Corp.	680,000	12,927
Fannie Mae	271,000	16,480
Freddie Mac	392,000	23,132
JPMorgan Chase & Co.	471,000	21,581

		116,897

Food - 6.4%
Hershey (The) Co.	463,000	21,488
Kraft Foods, Inc., Class A	727,000	25,089
Sara Lee Corp.	1,741,000	29,057

		75,634

Forest Products & Paper - 3.9%
MeadWestvaco Corp.	795,000	23,477
Weyerhaeuser Co.	311,000	22,485

		45,962

Healthcare - Products - 2.8%
Johnson & Johnson	511,000	33,573

Insurance - 3.6%
Lincoln National Corp.	330,000	21,770
XL Capital Ltd., Class A	257,000	20,354

		42,124

Leisure Time - 2.0%
Carnival Corp.	483,000	23,392

Media - 9.0%
CBS Corp., Class B	775,000	24,412
Clear Channel Communications, Inc.	692,000	25,908
Gannett Co., Inc.	622,000	27,181
New York Times Co., Class A	976,000	19,286
Tribune Co.	329,851	9,012

		105,799

See Notes to the Financial Statements.

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 99.0% – CONTINUED
Mining - 2.3%
Alcoa, Inc.	683,000	$26,719

Miscellaneous Manufacturing - 6.5%
3M Co.	198,000	18,529
Eastman Kodak Co.	861,000	23,040
General Electric Co.	840,000	34,776

		76,345

Office/Business Equipment - 2.2%
Pitney Bowes, Inc.	568,000	25,799

Pharmaceuticals - 12.5%
Abbott Laboratories	316,000	16,944
Bristol-Myers Squibb Co.	1,065,000	30,693
Lilly (Eli) & Co.	426,000	24,252
Pfizer, Inc.	1,219,000	29,780
Sanofi-Aventis ADR	575,000	24,392
Wyeth	478,000	21,295

		147,356

Retail - 3.2%
Home Depot (The), Inc.	624,000	20,242
Wal-Mart Stores, Inc.	395,000	17,242

		37,484

Savings & Loans - 2.3%
New York Community Bancorp, Inc.	1,428,000	27,203

Semiconductors - 7.2%
Analog Devices, Inc.	565,000	20,430
Intel Corp.	1,423,000	36,799
Linear Technology Corp.	809,000	28,307

		85,536

Telecommunications - 13.9%
AT&T, Inc.	956,700	40,478
Deutsche Telekom A.G. ADR	1,500,000	29,445
Embarq Corp.	549,000	30,524
NTT DoCoMo, Inc.	1,181,000	16,818
Verizon Communications, Inc.	787,000	34,848
Windstream Corp.	882,000	12,454

		164,567

Transportation - 2.1%
United Parcel Service, Inc., Class B	324,000	24,332

Total Common Stocks

(Cost $1,046,477)		1,169,426

   NORTHERN FUNDS SEMIANNUAL REPORT      43    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

LARGE CAP VALUE FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 1.1%
ABN-Amro Bank, Amsterdam,
Eurodollar Time Deposit
5.50%, 10/1/07	$13,190	$13,190

Total Short-Term Investment

(Cost $13,190)		13,190

Total Investments - 100.1%

(Cost $1,059,666)		1,182,616
Liabilities less Other Assets - (0.1)%		(1,135)

NET ASSETS - 100.0%		$1,181,481
Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the Large Cap Value Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	14.5%
Consumer Staples	11.8
Financials	18.6
Health Care	15.8
Industrials	9.1
Information Technology	7.5
Materials	8.3
Telecommunication Services	14.4

Total	100.0%
      See Notes to the Financial Statements.
    EQUITY FUNDS     44     NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

MID CAP GROWTH FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.1%
Aerospace/Defense - 3.3%
Goodrich Corp.	48,800	$3,330
Rockwell Collins, Inc.	44,226	3,230

		6,560

Apparel - 2.1%
Coach, Inc. *	39,400	1,862
Phillips-Van Heusen Corp.	44,817	2,352

		4,214

Auto Parts & Equipment - 1.5%
Johnson Controls, Inc.	25,700	3,035

Banks - 1.6%
TCF Financial Corp.	123,800	3,241

Beverages - 1.5%
Hansen Natural Corp. *	51,900	2,942

Biotechnology - 2.9%
Charles River Laboratories International, Inc. *	59,200	3,324
Invitrogen Corp. *	28,900	2,362

		5,686

Chemicals - 2.5%
Air Products & Chemicals, Inc.	27,100	2,649
FMC Corp.	45,800	2,383

		5,032

Commercial Services - 6.0%
Apollo Group, Inc., Class A *	56,000	3,368
DeVry, Inc.	70,200	2,598
Dun & Bradstreet Corp.	30,000	2,958
Quanta Services, Inc. *	110,300	2,918

		11,842

Computers - 4.2%
Cadence Design Systems, Inc. *	109,300	2,425
IHS, Inc., Class A *	40,700	2,299
Micros Systems, Inc. *	53,800	3,501

		8,225

Diversified Financial Services - 3.7%
Ameriprise Financial, Inc.	39,400	2,487
CIT Group, Inc.	49,600	1,994
Jefferies Group, Inc.	99,800	2,777

		7,258

Electrical Components & Equipment - 1.6%
Ametek, Inc.	71,300	3,082

Electronics - 6.5%
Amphenol Corp., Class A	67,200	2,672

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.1% – CONTINUED
Electronics - 6.5% – (continued)
Dolby Laboratories, Inc., Class A *	57,300	$1,995
National Instruments Corp.	67,900	2,331
Trimble Navigation Ltd. *	61,300	2,404
Waters Corp. *	52,600	3,520

		12,922

Engineering & Construction - 2.0%
Chicago Bridge & Iron Co. N.V., New York Shares	68,426	2,947
Jacobs Engineering Group, Inc. *	13,300	1,005

		3,952

Food - 1.4%
Hain Celestial Group, Inc. *	86,600	2,782

Healthcare - Products - 1.3%
Dentsply International, Inc.	63,400	2,640

Healthcare - Services - 6.0%
Coventry Health Care, Inc. *	57,900	3,602
Laboratory Corp. of America Holdings *	30,100	2,355
Pediatrix Medical Group, Inc. *	43,700	2,859
Psychiatric Solutions, Inc. *	76,822	3,017

		11,833

Household Products/Wares - 1.6%
Church & Dwight, Inc.	65,800	3,095

Insurance - 0.9%
AMBAC Financial Group, Inc.	28,200	1,774

Iron/Steel - 1.3%
Carpenter Technology Corp.	20,500	2,665

Machinery - Diversified - 1.6%
AGCO Corp. *	62,258	3,161

Media - 3.2%
Discovery Holding Co., Class A *	113,400	3,271
Liberty Global, Inc., Class A *	76,200	3,126

		6,397

Miscellaneous Manufacturing - 5.8%
Aptargroup, Inc.	73,500	2,783
Roper Industries, Inc.	38,500	2,522
SPX Corp.	27,700	2,564
Textron, Inc.	56,900	3,540

		11,409

Oil & Gas - 1.7%
Noble Energy, Inc.	47,300	3,313

Oil & Gas Services - 8.3%
Cameron International Corp. *	34,400	3,175

      See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT     45     EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

MID CAP GROWTH FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.1% – CONTINUED
Oil & Gas Services - 8.3% – (continued)
Core Laboratories N.V. *	20,000	$2,548
Dresser-Rand Group, Inc. *	80,600	3,442
FMC Technologies, Inc. *	35,600	2,053
Grant Prideco, Inc. *	57,600	3,140
National-Oilwell Varco, Inc. *	13,571	1,961

		16,319

Pharmaceuticals - 2.4%
Express Scripts, Inc. *	84,000	4,689

Real Estate - 1.1%
CB Richard Ellis Group, Inc., Class A *	82,136	2,287

Retail - 6.5%
Burger King Holdings, Inc.	117,700	3,000
Family Dollar Stores, Inc.	108,300	2,877
GameStop Corp., Class A *	33,100	1,865
PetSmart, Inc.	91,800	2,928
Tiffany & Co.	39,900	2,089

		12,759

Semiconductors - 6.6%
Intersil Corp., Class A	85,400	2,855
Kla-Tencor Corp.	38,900	2,170
National Semiconductor Corp.	75,700	2,053
Nvidia Corp. *	70,550	2,556
ON Semiconductor Corp. *	269,500	3,385

		13,019

Software - 6.1%
Activision, Inc. *	114,500	2,472
Ansys, Inc. *	81,400	2,781
Autodesk, Inc. *	48,700	2,434
NAVTEQ Corp. *	30,800	2,401
Total System Services, Inc.	67,800	1,884

		11,972

Telecommunications - 2.9%
Foundry Networks, Inc. *	167,200	2,971
Millicom International Cellular S.A. *	31,900	2,677

		5,648

Total Common Stocks

(Cost $171,434)		193,753

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 1.6%
ABN-Amro Bank, Amsterdam,
Eurodollar Time Deposit,
5.50%, 10/1/07	$3,134	$3,134

Total Short-Term Investment

(Cost $3,134)		3,134

Total Investments - 99.7%

(Cost $174,568)		196,887
Other Assets less Liabilities - 0.3%		630

NET ASSETS - 100.0%		$197,517

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the Mid Cap Growth Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	16.7%
Consumer Staples	4.6
Energy	10.1
Financials	7.5
Health Care	14.6
Industrials	17.3
Information Technology	22.4
Materials	5.4
Telecommunication Services	1.4

Total	100.0%

      See Notes to the Financial Statements.
    EQUITY FUNDS     46     NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

SELECT EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 100.3%
Aerospace/Defense - 3.6%
Boeing (The) Co.	49,600	$5,208
Lockheed Martin Corp.	13,200	1,432

		6,640

Apparel - 1.4%
NIKE, Inc., Class B	44,700	2,622

Auto and Truck Manufacturers - 1.5%
PACCAR, Inc.	31,000	2,643

Auto Parts & Equipment - 1.7%
Johnson Controls, Inc.	25,700	3,035

Beverages - 3.3%
Anheuser-Busch Cos., Inc.	52,400	2,620
Diageo PLC ADR	38,200	3,351

		5,971

Chemicals - 2.0%
Monsanto Co.	42,600	3,652

Commercial Services - 2.3%
Accenture Ltd., Class A	60,400	2,431
McKesson Corp.	29,700	1,746

		4,177

Computers - 11.2%
Apple, Inc. *	11,900	1,827
Dell, Inc. *	68,100	1,879
EMC Corp. of Massachusetts *	228,300	4,749
Hewlett-Packard Co.	116,000	5,776
IBM Corp.	52,600	6,196

		20,427

Cosmetics/Personal Care - 1.4%
Colgate-Palmolive Co.	36,700	2,617

Diversified Financial Services - 1.0%
Janus Capital Group, Inc.	62,900	1,779

Electrical Components & Equipment - 1.7%
Energizer Holdings, Inc. *	28,700	3,181

Electronics - 1.6%
Waters Corp. *	43,300	2,898

Engineering & Construction - 8.8%
ABB Ltd. ADR	143,600	3,767
Fluor Corp.	25,000	3,600
Jacobs Engineering Group, Inc. *	47,400	3,582
KBR, Inc. *	60,200	2,334
McDermott International, Inc. *	50,300	2,720

		16,003

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 100.3% – CONTINUED
Healthcare - Products - 2.9%
Baxter International, Inc.	55,700	$3,135
Stryker Corp.	32,000	2,200

		5,335

Healthcare - Services - 1.0%
Aetna, Inc.	33,900	1,840

Insurance - 3.1%
Aflac, Inc.	63,800	3,639
Travelers Cos. (The), Inc.	41,300	2,079

		5,718

Internet - 5.0%
Amazon.com, Inc. *	51,400	4,788
eBay, Inc. *	112,000	4,370

		9,158

Machinery - Diversified - 2.3%
Deere & Co.	28,400	4,215

Mining - 1.9%
Southern Copper Corp.	27,400	3,393

Oil & Gas - 3.8%
Chevron Corp.	33,600	3,144
Exxon Mobil Corp.	41,700	3,860

		7,004

Oil & Gas Services - 8.2%
Cameron International Corp. *	41,900	3,867
National-Oilwell Varco, Inc. *	30,100	4,349
Schlumberger Ltd.	64,300	6,752

		14,968

Pharmaceuticals - 9.3%
Express Scripts, Inc. *	43,400	2,423
Medco Health Solutions, Inc. *	48,100	4,348
Merck & Co., Inc.	41,100	2,124
Schering-Plough Corp.	159,000	5,029
Teva Pharmaceutical Industries Ltd. ADR	69,300	3,082

		17,006

Retail - 5.1%
GameStop Corp., Class A *	69,300	3,905
McDonald’s Corp.	51,500	2,805
TJX Cos., Inc.	91,300	2,654

		9,364

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT     47     EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

SELECT EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 100.3% – CONTINUED
Semiconductors - 1.0%
MEMC Electronic Materials, Inc. *	29,900	$1,760

Software - 5.1%
Microsoft Corp.	179,100	5,276
Oracle Corp. *	185,700	4,021

		9,297

Telecommunications - 10.1%
America Movil SAB de C.V. ADR, Series L	41,300	2,643
Cisco Systems, Inc. *	234,600	7,768
Juniper Networks, Inc. *	94,900	3,474
Nokia OYJ ADR	120,400	4,567

		18,452

Total Common Stocks

(Cost $150,922)		183,155

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 2.1%
ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit, 5.50%, 10/1/07	$3,879	$3,879

Total Short-Term Investment

(Cost $3,879)		3,879

Total Investments - 102.4%

(Cost $154,801)		187,034
Liabilities less Other Assets - (2.4)%		(4,326)

NET ASSETS - 100.0%		$182,708

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the Select Equity Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	10.8%
Consumer Staples	6.4
Energy	12.0
Financials	4.1
Health Care	15.7
Industrials	16.1
Information Technology	29.6
Materials	3.9
Telecommunication Services	1.4

Total	100.0%

          See Notes to the Financial Statements.
   EQUITY FUNDS    48    NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

SMALL CAP GROWTH FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.9%
Advertising - 1.0%
inVentiv Health, Inc. *	11,950	$524

Aerospace/Defense - 5.7%
BE Aerospace, Inc. *	17,100	710
EDO Corp.	6,300	353
Kaman Corp.	15,725	544
Orbital Sciences Corp. *	14,450	321
Teledyne Technologies, Inc. *	7,500	401
TransDigm Group, Inc. *	5,850	267
Triumph Group, Inc.	4,225	345

		2,941

Apparel - 2.0%
Gymboree Corp. *	13,850	488
Warnaco Group (The), Inc. *	13,975	546

		1,034

Biotechnology - 1.3%
Myriad Genetics, Inc. *	7,033	367
Savient Pharmaceuticals, Inc. *	20,712	301

		668

Chemicals - 1.4%
CF Industries Holdings, Inc.	5,950	451
Terra Industries, Inc. *	8,600	269

		720

Commercial Services - 7.0%
Bankrate, Inc. *	7,547	348
Chemed Corp.	5,545	345
Consolidated Graphics, Inc. *	6,450	405
DeVry, Inc.	16,625	615
Interactive Data Corp.	20,050	565
Quanta Services, Inc. *	12,841	340
Strayer Education, Inc.	3,575	603
Team, Inc. *	14,100	386

		3,607

Computers - 5.6%
Ansoft Corp. *	12,695	419
Factset Research Systems, Inc.	6,226	427
IHS, Inc., Class A *	10,400	587
Magma Design Automation, Inc. *	25,775	362
Manhattan Associates, Inc. *	14,399	395
Micros Systems, Inc. *	11,000	716

		2,906

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.9% – CONTINUED
Cosmetics/Personal Care - 0.7%
Chattem, Inc. *	5,400	$381

Diversified Financial Services - 4.2%
Advanta Corp., Class B	20,675	567
GFI Group, Inc. *	7,025	605
Portfolio Recovery Associates, Inc. *	10,725	569
World Acceptance Corp. *	13,550	448

		2,189

Electrical Components & Equipment - 1.7%
General Cable Corp. *	8225	552
Universal Electronics, Inc. *	10,625	345

		897

Electronics - 4.3%
Dionex Corp. *	5,010	398
FARO Technologies, Inc. *	8,800	389
Flir Systems, Inc. *	6,531	362
Rofin-Sinar Technologies, Inc. *	8,400	590
Varian, Inc. *	7,444	473

		2,212

Engineering & Construction - 2.2%
Dycom Industries, Inc. *	15,100	462
EMCOR Group, Inc. *	11,225	352
URS Corp. *	5,875	332

		1,146

Entertainment - 2.2%
Bally Technologies, Inc. *	16,525	586
Vail Resorts, Inc. *	8,900	554

		1,140

Food - 1.9%
Flowers Foods, Inc.	26,325	574
Hain Celestial Group, Inc. *	12,300	395

		969

Healthcare - Products - 3.5%
Align Technology, Inc. *	16,820	426
Arthrocare Corp. *	7,618	426
Immucor, Inc. *	14,128	505
Meridian Bioscience, Inc.	14,166	429

		1,786

Healthcare - Services - 2.4%
Nighthawk Radiology Holdings, Inc. *	17,616	432
Pediatrix Medical Group, Inc. *	6,077	397

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT    49   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.9% — CONTINUED
Healthcare - Services - 2.4% – (continued)
Sunrise Senior Living, Inc. *	11,275	$399

		1,228

Home Furnishings - 1.2%
Tempur-Pedic International, Inc.	17,250	617

		617

Household Products/Wares - 1.9%
Fossil, Inc. *	12,200	456
Tupperware Brands Corp.	17,250	543

		999

Insurance - 2.7%
American Equity Investment Life Holding Co.	49,525	527
CNA Surety Corp. *	20,450	361
Delphi Financial Group, Inc., Class A	12,175	492

		1,380

Internet - 3.7%
eResearch Technology, Inc. *	35,493	404
Priceline.com, Inc. *	5,175	459
ValueClick, Inc. *	14,495	326
Vasco Data Security International, Inc. *	20,700	731

		1,920

Iron/Steel - 1.6%
Carpenter Technology Corp.	2,950	384
Cleveland-Cliffs, Inc.	4,925	433

		817

Leisure Time - 1.2%
Ambassadors Group, Inc.	16,325	622

Lodging - 0.9%
Monarch Casino & Resort, Inc. *	16,375	466

Machinery - Diversified - 2.7%
Kadant, Inc. *	9,325	261
Middleby Corp. *	7,400	478
Wabtec Corp.	17,200	644

		1,383

Metal Fabrication/Hardware - 1.5%
Kaydon Corp.	7,125	370
RBC Bearings, Inc. *	11,100	426

		796

Mining - 0.6%
Century Aluminum Co. *	6,300	332

Miscellaneous Manufacturing - 0.7%
Acuity Brands, Inc.	6,925	350

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.9% – CONTINUED
Oil & Gas - 1.5%
Atwood Oceanics, Inc. *	9,975	$764

Oil & Gas Services - 3.1%
Cal Dive International, Inc. *	26,300	395
Exterran Holdings, Inc. *	3,425	275
Matrix Service Co. *	19,450	407
NATCO Group, Inc., Class A *	10,025	519

		1,596

Pharmaceuticals - 6.0%
Cubist Pharmaceuticals, Inc. *	15,052	318
Cypress Bioscience, Inc. *	37,946	519
Isis Pharmaceuticals, Inc. *	20,852	312
KV Pharmaceutical Co., Class A *	12,761	365
MGI Pharma, Inc. *	16,327	454
Perrigo Co.	15,492	331
Pharmion Corp. *	8,619	398
Sciele Pharma, Inc. *	16,808	437

		3,134

Retail - 3.8%
Aeropostale, Inc. *	24,725	471
Burger King Holdings, Inc.	16,575	423
Jos. A. Bank Clothiers, Inc. *	12,000	401
Men’s Wearhouse, Inc.	13,200	667

		1,962

Semiconductors - 3.1%
Emulex Corp. *	15,800	303
Netlogic Microsystems, Inc. *	12,046	435
ON Semiconductor Corp. *	38,117	478
Verigy Ltd. *	16,745	414

		1,630

Software - 8.7%
Actuate Corp. *	51,264	331
Blackboard, Inc. *	10,314	473
Concur Technologies, Inc. *	12,357	389
Double-Take Software, Inc. *	28,006	535
FalconStor Software, Inc. *	30,173	363
Informatica Corp. *	26,612	418
Nuance Communications, Inc. *	26,943	520
Omnicell, Inc. *	20,325	580
Phase Forward, Inc. *	28,376	568
Wind River Systems, Inc. *	26,743	315

		4,492

See Notes to the Financial Statements.
   EQUITY FUNDS    50    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.9% – CONTINUED
Telecommunications - 4.5%
Anixter International, Inc. *	8,625	$711
Arris Group, Inc. *	32,937	407
Atheros Communications, Inc. *	11,276	338
Foundry Networks, Inc. *	29,565	525
Plantronics, Inc.	12,056	344

		2,325

Transportation - 1.4%
Gulfmark Offshore, Inc. *	8,900	433
Horizon Lines, Inc., Class A	9,200	281

		714

Total Common Stocks

(Cost $44,145)		50,647

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 1.6%
ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit, 5.50%, 10/1/07	$816	816

Total Short-Term Investment

(Cost $816)		816

Total Investments - 99.5%

(Cost $44,961)		51,463
Other Assets less Liabilities - 0.5%		263

NET ASSETS - 100.0%		$51,726
*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the Small Cap Growth Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	18.6%
Consumer Staples	2.7
Energy	5.5
Financials	7.1
Health Care	20.0
Industrials	17.2
Information Technology	25.2
Materials	3.7

Total	100.0%

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    51    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7%
Advertising - 0.0%
inVentiv Health, Inc. *	8,400	$368
Marchex, Inc., Class B	2,000	19

		387

Aerospace/Defense - 2.2%
Curtiss-Wright Corp.	76,300	3,624
Ducommun, Inc. *	12,536	405
Esterline Technologies Corp. *	173,363	9,890
Heico Corp.	13,860	684
Moog, Inc., Class A *	134,350	5,903
MTC Technologies, Inc. *	6,000	116
Orbital Sciences Corp. *	45,431	1,011
Sequa Corp., Class A *	8,900	1,476

		23,109

Airlines - 0.9%
Republic Airways Holdings, Inc. *	44,750	948
Skywest, Inc.	339,338	8,541

		9,489

Apparel - 1.1%
Deckers Outdoor Corp. *	15,600	1,713
Delta Apparel, Inc.	1,800	31
Kellwood Co.	29,950	511
Oxford Industries, Inc.	47,172	1,704
Perry Ellis International, Inc. *	24,227	671
Skechers U.S.A., Inc., Class A *	52,000	1,149
Warnaco Group (The), Inc. *	118,747	4,639
Wolverine World Wide, Inc.	22,207	609

		11,027

Auto Parts & Equipment - 0.5%
Accuride Corp. *	42,846	519
Aftermarket Technology Corp. *	80,760	2,563
ArvinMeritor, Inc.	4,900	83
Commercial Vehicle Group, Inc. *	25,884	332
Dorman Products, Inc. *	1,300	18
Modine Manufacturing Co.	64,496	1,717
Standard Motor Products, Inc.	28,409	267
Strattec Security Corp.	600	28

		5,527

Banks - 11.9%
1st Source Corp.	103,596	2,372
Alabama National Bancorp	43,466	3,387
Alliance Financial Corp. of New York	800	20

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.7% – CONTINUED
Banks - 11.9% – (continued)
Amcore Financial, Inc.	52,731	$1,314
Ameris Bancorp	15,439	279
Bancfirst Corp.	31,144	1,397
BancorpSouth, Inc.	113,310	2,753
BancTrust Financial Group, Inc.	4,600	73
Bank Mutual Corp.	7,600	90
Banner Corp.	19,041	655
Berkshire Bancorp, Inc.	5,906	96
Boston Private Financial Holdings, Inc.	68,985	1,921
Cadence Financial Corp.	1,900	33
Capitol Bancorp Ltd.	24,356	605
Central Pacific Financial Corp.	130,608	3,814
Chemical Financial Corp.	67,813	1,644
Chittenden Corp.	21,400	752
Citizens & Northern Corp.	1,500	28
Citizens Republic Bancorp, Inc.	21,757	351
City Holding Co.	27,774	1,011
Community Bancorp of Nevada *	13,751	346
Community Bank System, Inc.	255,176	4,981
Community Trust Bancorp, Inc.	49,511	1,487
Eastern Virginia Bankshares, Inc.	1,300	25
Farmers Capital Bank Corp.	7,366	210
Financial Institutions, Inc.	2,707	49
First Citizens BancShares, Inc. of North Carolina, Class A	26,785	4,671
First Commonwealth Financial Corp.	283,456	3,135
First Community Bancorp, Inc. of California	69,113	3,781
First Community Bancshares, Inc. of Virginia	33,929	1,229
First Financial Corp. of Indiana	64,100	1,942
First Indiana Corp.	38,680	1,211
First M & F Corp.	17,077	302
First Merchants Corp.	75,711	1,632
First State Bancorporation of New Mexico	60,053	1,179
First United Corp.	300	6
Firstbank Corp. of Michigan	1,300	21
FirstMerit Corp.	175,300	3,464
FNB Corp. of Pennsylvania	29,300	485
FNB Corp. of Virginia	7,297	220
GB&T Bancshares, Inc.	20,043	266
Greater Bay Bancorp	161,654	4,462
Hanmi Financial Corp.	89,240	1,382
Harleysville National Corp.	56,511	898
IBERIABANK Corp.	17,407	917

See Notes to the Financial Statements.
   EQUITY FUNDS    52    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.7% – CONTINUED
Banks - 11.9% – (continued)
Imperial Capital Bancorp, Inc.	5,500	$155
International Bancshares Corp.	75,775	1,644
Intervest Bancshares Corp.	10,405	258
Lakeland Bancorp, Inc.	45,415	617
Macatawa Bank Corp.	31,412	425
MainSource Financial Group, Inc.	23,285	411
MB Financial, Inc.	65,080	2,249
National City Corp.	119,031	2,987
National Penn Bancshares, Inc.	125,645	2,056
Old National Bancorp of Indiana	174,434	2,890
Park National Corp.	13,300	1,160
Peoples Bancorp, Inc. of Ohio	30,099	788
Prosperity Bancshares, Inc.	69,038	2,289
Provident Bankshares Corp.	61,054	1,913
Renasant Corp.	25,773	557
Republic Bancorp, Inc. of Kentucky, Class A	65,217	1,033
Royal Bancshares of Pennsylvania, Inc., Class A	11,649	255
S & T Bancorp, Inc.	35,900	1,152
Security Bank Corp. of Georgia	38,258	479
Simmons First National Corp., Class A	76,203	2,007
Southwest Bancorp, Inc. of Oklahoma	31,054	584
Sterling Financial Corp. of Pennsylvania	51,396	881
Sterling Financial Corp. of Washington	181,413	4,882
Sun Bancorp, Inc. of New Jersey *	9,086	159
Susquehanna Bancshares, Inc.	166,790	3,353
Taylor Capital Group, Inc.	15,596	436
Trustmark Corp.	100,400	2,815
UCBH Holdings, Inc.	81,300	1,421
UMB Financial Corp.	139,956	5,999
Umpqua Holdings Corp.	241,918	4,841
Union Bankshares Corp. of Virginia	22,523	512
United Bankshares, Inc.	49,950	1,521
Univest Corp. of Pennsylvania	58,079	1,378
Virginia Financial Group, Inc.	11,623	221
Webster Financial Corp.	54,617	2,300
WesBanco, Inc.	84,205	2,103
Wintrust Financial Corp.	72,343	3,088
Yadkin Valley Financial Corp.	600	10
Yardville National Bancorp	18,101	609

		123,334

Beverages - 0.3%
PepsiAmericas, Inc.	79,300	2,573

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.7% – CONTINUED
Biotechnology - 0.2%
Bio-Rad Laboratories, Inc., Class A *	25,445	$2,303
Harvard Bioscience, Inc. *	700	3

		2,306

Building Materials - 0.9%
Comfort Systems USA, Inc.	17,400	247
Gibraltar Industries, Inc.	87,304	1,615
LSI Industries, Inc.	67,036	1,376
NCI Building Systems, Inc. *	63,399	2,739
Simpson Manufacturing Co., Inc.	40,500	1,290
Universal Forest Products, Inc.	55,368	1,656

		8,923

Chemicals - 3.4%
Aceto Corp.	1,800	16
Arch Chemicals, Inc.	109,771	5,146
Cytec Industries, Inc.	34,728	2,375
Fuller (H.B.) Co.	193,545	5,744
Minerals Technologies, Inc.	94,172	6,310
NewMarket Corp.	25,235	1,246
NL Industries, Inc.	10,600	120
Schulman (A.), Inc.	105,858	2,089
Sensient Technologies Corp.	171,565	4,953
Spartech Corp.	42,600	727
Terra Industries, Inc. *	176,200	5,508
Westlake Chemical Corp.	57,760	1,463

		35,697

Commercial Services - 3.1%
ABM Industries, Inc.	29,800	595
Albany Molecular Research, Inc. *	3,300	50
Carriage Services, Inc. *	4,300	35
CBIZ, Inc. *	286,205	2,275
Coinstar, Inc. *	39,100	1,258
Consolidated Graphics, Inc. *	7,700	484
Cross Country Healthcare, Inc. *	110,575	1,932
Dollar Thrifty Automotive Group *	84,100	2,917
Electro Rent Corp.	47,739	669
Exponent, Inc. *	16,008	402
First Advantage Corp., Class A *	13,772	243
First Consulting Group, Inc. *	700	7
ICT Group, Inc. *	18,146	243
Intersections, Inc. *	800	8
Kelly Services, Inc., Class A	42,951	851
MAXIMUS, Inc.	13,056	569

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    53    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.7% – CONTINUED
Commercial Services - 3.1% – (continued)
MPS Group, Inc. *	680,334	$7,586
On Assignment, Inc. *	26,982	252
PeopleSupport, Inc. *	28,705	343
PRA International *	19,915	586
Providence Service (The) Corp. *	12,400	364
Rent-A-Center, Inc. *	180,819	3,278
Startek, Inc.	1,700	17
Stewart Enterprises, Inc., Class A	288,789	2,201
TeleTech Holdings, Inc. *	22,863	547
United Rentals, Inc. *	68,700	2,210
Viad Corp.	37,163	1,338
Volt Information Sciences, Inc. *	28,194	497

		31,757

Computers - 2.3%
Agilysys, Inc.	30,604	517
CACI International, Inc., Class A *	41,200	2,105
CIBER, Inc. *	126,005	984
Dynamics Research Corp. *	700	8
Hutchinson Technology, Inc. *	36,242	892
Imation Corp.	120,439	2,954
Integral Systems, Inc. of Maryland	9,776	210
MTS Systems Corp.	23,215	966
Ness Technologies, Inc. *	43,743	478
Netscout Systems, Inc. *	2,800	30
Palm, Inc. *	294,194	4,787
Perot Systems Corp., Class A *	499,921	8,454
Radisys Corp. *	984	12
SI International, Inc. *	44,571	1,273
TechTeam Global, Inc. *	1,700	20

		23,690

Cosmetics/Personal Care - 0.2%
Alberto-Culver Co.	82,172	2,037

Distribution/Wholesale - 0.7%
BlueLinx Holdings, Inc.	3,800	27
Brightpoint, Inc. *	51,062	766
Central European Distribution Corp. *	16,600	795
Core-Mark Holding Co., Inc. *	3,600	127
Owens & Minor, Inc.	46,600	1,775
United Stationers, Inc. *	75,000	4,164

		7,654

Diversified Financial Services - 1.5%
Advanta Corp., Class B	43,651	1,197

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.7% – CONTINUED
Diversified Financial Services - 1.5% – (continued)
AmeriCredit Corp. *	115,334	$2,028
CompuCredit Corp. *	137,586	2,987
Credit Acceptance Corp. *	43,788	1,011
Federal Agricultural Mortgage Corp., Class C	23,233	682
Financial Federal Corp.	74,861	2,097
Merrill Lynch & Co., Inc.	10,624	757
Ocwen Financial Corp. *	276,845	2,611
Stifel Financial Corp. *	12,800	740
SWS Group, Inc.	58,182	1,029

		15,139

Electric - 1.9%
Avista Corp.	20,709	421
Central Vermont Public Service Corp.	16,000	585
CH Energy Group, Inc.	23,587	1,127
Empire District Electric (The) Co.	33,123	748
Idacorp, Inc.	63,093	2,066
MGE Energy, Inc.	14,263	477
Otter Tail Corp.	63,581	2,267
PNM Resources, Inc.	42,095	980
UIL Holdings Corp.	112,815	3,554
Unisource Energy Corp.	129,900	3,883
Westar Energy, Inc.	163,300	4,010

		20,118

Electrical Components & Equipment - 0.7%
Belden, Inc.	33,000	1,548
Encore Wire Corp.	113,138	2,843
Greatbatch, Inc. *	46,200	1,228
Littelfuse, Inc. *	16,800	600
Molex, Inc., Class A	42,512	1,078

		7,297

Electronics - 3.8%
Analogic Corp.	44,389	2,830
AVX Corp.	75,300	1,212
Axsys Technologies, Inc. *	1,800	56
Bel Fuse, Inc., Class B	35,758	1,239
Brady Corp., Class A	48,300	1,733
Checkpoint Systems, Inc. *	97,503	2,573
Coherent, Inc. *	18,205	584
CTS Corp.	219,436	2,831
Cymer, Inc. *	70,000	2,687
Electro Scientific Industries, Inc. *	144,559	3,464
Excel Technology, Inc. *	36,635	914

See Notes to the Financial Statements.
   EQUITY FUNDS    54    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.7% – CONTINUED
Electronics - 3.8% – (continued)
FEI Co. *	36,579	$1,150
Keithley Instruments, Inc.	1,600	17
Kemet Corp. *	14,000	103
Multi-Fineline Electronix, Inc. *	28,253	419
Newport Corp. *	49,387	752
Park Electrochemical Corp.	38,824	1,304
PerkinElmer, Inc.	43,900	1,282
Plexus Corp. *	50,995	1,397
Rofin-Sinar Technologies, Inc. *	23,846	1,674
Rogers Corp. *	20,027	825
Spectrum Control, Inc. *	2,200	32
Stoneridge, Inc. *	33,118	338
Technitrol, Inc.	14,806	399
Tektronix, Inc.	44,361	1,231
TTM Technologies, Inc. *	204,322	2,364
Varian, Inc. *	25,800	1,641
Watts Water Technologies, Inc., Class A	139,751	4,290
Zygo Corp. *	20,758	271

		39,612

Engineering & Construction - 0.5%
Dycom Industries, Inc. *	43,190	1,323
EMCOR Group, Inc. *	67,108	2,104
Insituform Technologies, Inc., Class A *	2,124	32
URS Corp. *	27,291	1,541

		5,000

Entertainment - 1.1%
Bluegreen Corp. *	67,312	522
Churchill Downs, Inc.	61,860	3,090
Pinnacle Entertainment, Inc. *	158,082	4,304
Speedway Motorsports, Inc.	99,100	3,667

		11,583

Environmental Control - 0.2%
Metal Management, Inc.	35,600	1,929
Waste Industries USA, Inc.	15,992	458

		2,387

Food - 2.6%
Flowers Foods, Inc.	152,812	3,331
Hain Celestial Group, Inc. *	151,319	4,862
Imperial Sugar Co.	16,649	435
Lance, Inc.	49,863	1,148
Nash Finch Co.	6,179	246
Performance Food Group Co. *	68,779	2,072

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.7% – CONTINUED
Food - 2.6% – (continued)
Ralcorp Holdings, Inc. *	25,857	$1,444
Ruddick Corp.	278,483	9,340
Weis Markets, Inc.	102,108	4,359

		27,237

Forest Products & Paper - 0.3%
Mercer International, Inc. *	51,595	488
Potlatch Corp.	45,700	2,058
Rock-Tenn Co., Class A	31,886	921

		3,467

Gas - 1.9%
Laclede Group (The), Inc.	33,441	1,079
Northwest Natural Gas Co.	71,367	3,262
Piedmont Natural Gas Co., Inc.	90,500	2,271
South Jersey Industries, Inc.	92,072	3,204
Southwest Gas Corp.	132,791	3,757
Vectren Corp.	47,100	1,285
WGL Holdings, Inc.	152,800	5,178

		20,036

Hand/Machine Tools - 0.8%
Hardinge, Inc.	13,354	465
Regal-Beloit Corp.	173,872	8,327

		8,792

Healthcare – Products - 1.1%
Atrion Corp.	300	37
Candela Corp. *	2,900	25
Cantel Medical Corp. *	10,000	156
Conmed Corp. *	108,357	3,033
Cooper Cos., Inc.	15,600	818
Datascope Corp.	49,825	1,685
E-Z-Em-Inc. *	4,400	72
Exactech, Inc. *	1,900	30
Haemonetics Corp. of Massachusetts *	6,500	321
Home Diagnostics, Inc. *	1,500	14
ICU Medical, Inc. *	1,700	66
Merit Medical Systems, Inc. *	26,468	343
Microtek Medical Holdings, Inc. *	2,400	15
OraSure Technologies, Inc. *	11,200	113
Osteotech, Inc. *	2,018	15
PSS World Medical, Inc. *	6,954	133
Somanetics Corp. *	300	6
STERIS Corp.	75,300	2,058
Symmetry Medical, Inc. *	34,100	569

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    55    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.7% – CONTINUED
Healthcare - Products - 1.1% – (continued)
Thoratec Corp. *	12,600	$261
Utah Medical Products, Inc.	700	22
Vital Signs, Inc.	14,200	740
Wright Medical Group, Inc. *	8,500	228
Young Innovations, Inc.	2,200	63
Zoll Medical Corp. *	3,400	88

		10,911

Healthcare - Services - 2.8%
Amedisys, Inc. *	30,600	1,176
AMERIGROUP Corp. *	183,600	6,331
Amsurg Corp. *	42,400	978
Apria Healthcare Group, Inc. *	50,900	1,324
Centene Corp. *	9,600	206
Continucare Corp. *	9,900	28
Gentiva Health Services, Inc. *	13,966	268
Kindred Healthcare, Inc. *	106,600	1,909
LifePoint Hospitals, Inc. *	145,829	4,376
Magellan Health Services, Inc. *	140,100	5,685
Matria Healthcare, Inc. *	25,919	678
Medcath Corp. *	2,900	80
Molina Healthcare, Inc. *	34,600	1,255
National Healthcare Corp.	12,100	622
NovaMed, Inc. *	4,100	18
Odyssey HealthCare, Inc. *	43,609	419
Res-Care, Inc. *	92,449	2,112
U.S. Physical Therapy, Inc. *	1,900	28
Universal Health Services, Inc., Class B	20,300	1,105

		28,598

Home Builders - 0.2%
Lennar Corp., Class B	57,600	1,224
Monaco Coach Corp.	14,000	196
Skyline Corp.	26,613	801

		2,221

Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.	40,300	1,318
Stanley Furniture Co., Inc.	3,143	51

		1,369

Household Products/Wares - 0.6%
American Greetings Corp., Class A	68,407	1,806
Blyth, Inc.	76,588	1,566
Central Garden and Pet Co. *	8,400	75

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.7% – CONTINUED
Household Products/Wares - 0.6% – (continued)
Ennis, Inc.	105,399	$2,323

		5,770

Insurance - 7.5%
Alfa Corp.	164,483	2,990
Alleghany Corp. *	5,208	2,114
American Equity Investment Life Holding Co.	28,400	302
American Physicians Capital, Inc.	21,643	843
Argo Group International Holdings Ltd. *	32,245	1,403
CNA Surety Corp. *	94,500	1,666
Commerce Group, Inc.	171,203	5,045
Donegal Group, Inc., Class A	48,565	786
EMC Insurance Group, Inc.	28,585	743
FBL Financial Group, Inc., Class A	52,640	2,079
FPIC Insurance Group, Inc. *	30,464	1,311
Hanover Insurance Group (The), Inc.	36,294	1,604
Harleysville Group, Inc.	82,162	2,628
Horace Mann Educators Corp.	146,225	2,882
Independence Holding Co.	22,504	459
Infinity Property & Casualty Corp.	43,176	1,737
LandAmerica Financial Group, Inc.	27,423	1,069
Meadowbrook Insurance Group, Inc. *	50,203	452
Midland (The) Co.	61,050	3,355
Nationwide Financial Services, Inc., Class A	40,170	2,162
Navigators Group, Inc. *	42,542	2,308
NYMAGIC, Inc.	3,909	109
Presidential Life Corp.	2,300	39
ProAssurance Corp. *	170,270	9,172
RLI Corp.	128,700	7,300
Safety Insurance Group, Inc.	50,243	1,806
SeaBright Insurance Holdings, Inc. *	30,330	518
Selective Insurance Group, Inc.	352,258	7,496
State Auto Financial Corp.	97,470	2,851
Stewart Information Services Corp.	59,505	2,039
United America Indemnity Ltd., Class A *	45,559	980
United Fire & Casualty Co.	59,596	2,330
Unitrin, Inc.	39,000	1,934
Universal American Financial Corp. *	35,587	812
Zenith National Insurance Corp.	69,200	3,106

		78,430

Internet - 1.6%
AsiaInfo Holdings, Inc. *	7,200	65

See Notes to the Financial Statements.
   EQUITY FUNDS    56    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.7% – CONTINUED
Internet - 1.6% – (continued)
Authorize.Net Holdings, Inc. *	13,100	$231
Avocent Corp. *	65,709	1,913
Checkfree Corp. *	45,186	2,103
Harris Interactive, Inc. *	344,438	1,485
iPass, Inc. *	20,466	86
RealNetworks, Inc. *	186,896	1,267
TIBCO Software, Inc. *	1,097,593	8,111
United Online, Inc.	41,100	617
Vignette Corp. *	54,150	1,087

		16,965

Investment Companies - 0.2%
MCG Capital Corp.	174,777	2,515
Iron/Steel - 0.2%

Schnitzer Steel Industries, Inc., Class A	20,454	1,499

Leisure Time - 0.3%
Brunswick Corp.	89,759	2,052
Callaway Golf Co.	77,600	1,242
Escalade, Inc.	2,400	24
Nautilus, Inc.	18,100	144

		3,462

Lodging - 0.2%
Interstate Hotels & Resorts, Inc. *	5,400	25
Marcus Corp.	111,888	2,148

		2,173

Machinery - Diversified - 1.5%
Albany International Corp., Class A	46,764	1,753
Briggs & Stratton Corp.	71,860	1,809
Cascade Corp.	33,401	2,177
Cognex Corp.	29,317	520
Gehl Co. *	9,619	215
Gerber Scientific, Inc. *	19,700	214
NACCO Industries, Inc., Class A	21,983	2,275
Sauer-Danfoss, Inc.	211,685	5,648
Tennant Co.	21,600	1,052

		15,663

Media - 0.8%
American Satellite Network *	255	-
Belo Corp., Class A	180,516	3,134
Entercom Communications Corp., Class A	20,703	400
Hearst-Argyle Television, Inc.	52,986	1,375
Journal Communications, Inc., Class A	156,602	1,485
Playboy Enterprises, Inc., Class B *	8,700	93

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.7% – CONTINUED
Media - 0.8% – (continued)
Scholastic Corp. *	49,416	$1,723

		8,210

Metal Fabrication/Hardware - 2.3%
CIRCOR International, Inc.	69,745	3,167
Lawson Products, Inc.	21,545	750
Mueller Industries, Inc.	19,811	716
NN, Inc.	8,800	86
Quanex Corp.	169,878	7,981
Worthington Industries, Inc.	469,807	11,069

		23,769

Mining - 0.1%
Coeur D’alene Mines Corp. *	389,741	1,477

Miscellaneous Manufacturing - 2.4%
Ameron International Corp.	45,605	4,823
Aptargroup, Inc.	124,800	4,726
Barnes Group, Inc.	18,300	584
ESCO Technologies, Inc. *	23,518	782
Federal Signal Corp.	74,993	1,152
Griffon Corp. *	86,361	1,304
Lancaster Colony Corp.	14,800	565
Myers Industries, Inc.	92,099	1,825
Park-Ohio Holdings Corp. *	1,649	43
Smith (A.O.) Corp.	176,223	7,733
Standex International Corp.	51,873	1,073

		24,610

Oil & Gas - 3.5%
Bill Barrett Corp. *	77,501	3,054
Brigham Exploration Co. *	62,900	373
Callon Petroleum Co. *	16,587	231
Comstock Resources, Inc. *	47,834	1,475
Edge Petroleum Corp. *	46,500	597
Encore Acquisition Co. *	168,637	5,338
Forest Oil Corp. *	187,595	8,074
Grey Wolf, Inc. *	260,328	1,705
Petrohawk Energy Corp. *	280,589	4,607
Pogo Producing Co.	27,302	1,450
Sunsco Logistics Partners L.P.	20,600	1,054
Swift Energy Co. *	131,994	5,401
Whiting Petroleum Corp. *	69,514	3,090

		36,449

Oil & Gas Services - 2.3%
Allis-Chalmers Energy, Inc. *	50,539	957

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    57    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.7% – CONTINUED
Oil & Gas Services - 2.3% – (continued)
Exterran Holdings, Inc. *	46,800	$3,760
Gulf Island Fabrication, Inc.	8,100	311
Horizon Offshore, Inc. *	29,600	489
Hornbeck Offshore Services, Inc. *	75,242	2,761
Natural Gas Services Group, Inc. *	4,700	81
Oil States International, Inc. *	265,342	12,816
SEACOR Holdings, Inc. *	19,498	1,854
Trico Marine Services, Inc. *	23,441	699

		23,728

Packaging & Containers - 0.5%
Greif, Inc., Class A	84,234	5,111

Pharmaceuticals - 1.2%
Alpharma, Inc., Class A	138,700	2,963
Bradley Pharmaceuticals, Inc. *	33,300	606
Hi-Tech Pharmacal Co., Inc. *	2,800	33
Neogen Corp. *	4,800	114
Nutraceutical International Corp. *	30,966	471
Omega Protein Corp. *	3,455	31
Perrigo Co.	208,612	4,454
PharMerica Corp. *	39,018	582
Salix Pharmaceuticals Ltd. *	47,000	584
Sciele Pharma, Inc. *	45,800	1,192
Theragenics Corp. *	3,200	14
Viropharma, Inc. *	196,896	1,752

		12,796

Pipelines - 0.0%
Enbridge Energy Management	98,760	-
Enbridge Energy Management LLC *	2,735	136
Kinder Morgan Management LLC
(Fractional Shares)	15,394	-
TC Pipelines LP	6,398	228

		364

Real Estate - 0.2%
Avatar Holdings, Inc. *	19,118	955
Stratus Properties, Inc. *	8,582	303
W.P. Carey & Co. LLC	28,900	910

		2,168

Real Estate Investment Trusts - 4.3%
Acadia Realty Trust	24,523	665
Alesco Financial, Inc.	50,200	247
American Land Lease, Inc.	26,088	586
Anthracite Capital, Inc.	254,259	2,314

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.7% – CONTINUED
Real Estate Investment Trusts - 4.3% – (continued)
BioMed Realty Trust, Inc.	77,600	$1,870
BRT Realty Trust	14,750	256
Capital Trust, Inc. of New York, Class A	50,951	1,809
Cedar Shopping Centers, Inc.	50,900	693
EastGroup Properties, Inc.	18,265	827
Entertainment Properties Trust	31,166	1,583
Equity Inns, Inc.	64,600	1,459
First Potomac Realty Trust	28,300	617
Gramercy Capital Corp. of New York	22,000	554
Home Properties, Inc.	15,600	814
Inland Real Estate Corp.	76,100	1,179
Investors Real Estate Trust	47,936	518
LTC Properties, Inc.	103,400	2,447
National Health Investors, Inc.	94,276	2,914
National Retail Properties, Inc.	151,927	3,704
NorthStar Realty Finance Corp.	89,728	891
One Liberty Properties, Inc.	3,600	70
Parkway Properties, Inc. of Maryland	31,042	1,370
Pennsylvania Real Estate Investment Trust	89,900	3,501
Ramco-Gershenson Properties	19,981	624
Realty Income Corp.	119,300	3,334
Redwood Trust, Inc.	81,571	2,710
Senior Housing Properties Trust	167,183	3,688
Sovran Self Storage, Inc.	20,961	961
Universal Health Realty Income Trust	46,100	1,638
Winthrop Realty Trust	99,900	672

		44,515

Retail - 6.1%
AC Moore Arts & Crafts, Inc. *	10,660	168
Asbury Automotive Group, Inc.	73,320	1,452
Bob Evans Farms, Inc.	79,916	2,412
Bon-Ton Stores (The), Inc.	7,070	161
Brown Shoe Co., Inc.	106,583	2,068
Buckle (The), Inc.	53,534	2,031
Cabela’s, Inc. *	82,925	1,961
Cash America International, Inc.	79,583	2,992
CBRL Group, Inc.	45,700	1,865
Charlotte Russe Holding, Inc. *	73,339	1,074
Charming Shoppes, Inc. *	601,689	5,054
Fred’s, Inc.	100,455	1,058
Frisch’s Restaurants, Inc.	700	20
Group 1 Automotive, Inc.	9,283	312

See Notes to the Financial Statements.
   EQUITY FUNDS    58    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.7% – CONTINUED
Retail - 6.1% – (continued)
Guitar Center, Inc. *	9,800	$581
Insight Enterprises, Inc. *	135,083	3,487
Kenneth Cole Productions, Inc., Class A	31,708	614
Landry’s Restaurants, Inc.	100,123	2,649
Longs Drug Stores Corp.	28,300	1,406
Luby’s, Inc. *	101,492	1,118
MarineMax, Inc. *	73,671	1,073
Men’s Wearhouse, Inc.	26,301	1,329
Movado Group, Inc.	42,599	1,360
O’Charleys, Inc.	23,578	357
Pantry (The), Inc. *	43,792	1,122
PC Connection, Inc. *	39,689	496
Penske Auto Group, Inc.	278,202	5,631
Regis Corp.	158,793	5,067
Rush Enterprises, Inc., Class A *	19,362	491
Shoe Carnival, Inc. *	11,098	175
Sonic Automotive, Inc., Class A	64,648	1,548
Stage Stores, Inc.	222,734	4,060
Steak n Shake (The) Co. *	81,580	1,225
Stein Mart, Inc.	40,391	307
Systemax, Inc.	68,854	1,407
Talbots, Inc.	76,226	1,372
Zale Corp. *	186,436	4,314
Zones, Inc. *	1,400	15

		63,832

Savings & Loans - 2.4%
Anchor BanCorp Wisconsin, Inc.	27,200	734
Citizens First Bancorp, Inc.	4,688	84
Dime Community Bancshares	68,256	1,022
Downey Financial Corp.	124,394	7,190
First Defiance Financial Corp.	21,625	584
First Place Financial Corp. of Ohio	32,392	573
FirstFed Financial Corp. *	129,640	6,424
Flagstar Bancorp, Inc.	14,200	138
Flushing Financial Corp.	67,764	1,139
HMN Financial, Inc.	112	3
Parkvale Financial Corp.	900	26
Partners Trust Financial Group, Inc.	11,945	145
PFF Bancorp, Inc.	49,239	755
Provident Financial Holdings, Inc.	5,843	130
Provident New York Bancorp	20,073	263
TierOne Corp.	37,221	985

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.7% – CONTINUED
Savings & Loans - 2.4% – (continued)
United Community Financial Corp. of Ohio	215,473	$1,556
Washington Federal, Inc.	128,016	3,362
Willow Grove Bancorp, Inc.	7,846	98

		25,211

Semiconductors - 2.6%
Actel Corp. *	35,900	385
ATMI, Inc. *	17,000	506
Axcelis Technologies, Inc. *	114,144	583
Brooks Automation, Inc. *	76,638	1,091
Cabot Microelectronics Corp. *	2,100	90
Cohu, Inc.	36,000	675
Cree, Inc. *	118,339	3,680
DSP Group, Inc. *	90,541	1,433
Emulex Corp. *	119,300	2,287
Entegris, Inc. *	183,015	1,589
Fairchild Semiconductor International, Inc. *	67,012	1,252
International Rectifier Corp. *	37,991	1,253
Lattice Semiconductor Corp. *	103,800	466
Mattson Technology, Inc. *	147,940	1,280
MKS Instruments, Inc. *	286,557	5,450
Omnivision Technologies, Inc. *	24,000	546
Pericom Semiconductor Corp. *	1,600	19
Photronics, Inc. *	23,600	269
Rudolph Technologies, Inc. *	8,786	122
Semitool, Inc. *	21,873	212
Silicon Image, Inc. *	79,400	409
Standard Microsystems Corp. *	54,566	2,096
TriQuint Semiconductor, Inc. *	156,448	768
Veeco Instruments, Inc. *	38,037	737
White Electronic Designs Corp. *	881	5

		27,203

Software - 1.5%
Captaris, Inc. *	1,116	6
Digi International, Inc. *	42,233	601
EPIQ Systems, Inc. *	106,066	1,996
JDA Software Group, Inc. *	117,662	2,431
Lawson Software, Inc. *	680,730	6,814
Mantech International Corp., Class A *	14,800	533
MSC.Software Corp. *	15,300	208
Packeteer, Inc. *	43,854	333
Quest Software, Inc. *	86,800	1,490
Schawk, Inc.	43,883	990

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    59    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS – 94.7% – CONTINUED
Software - 1.5% – (continued)
SYNNEX Corp. *	16,900	$348

		15,750

Telecommunications - 2.3%
Anaren, Inc. *	27,296	385
Arris Group, Inc. *	60,223	744
Atlantic Tele-Network, Inc.	11,936	434
Avici Systems, Inc.	1,646	18
Black Box Corp.	26,000	1,112
EMS Technologies, Inc. *	27,485	674
Foundry Networks, Inc. *	172,200	3,060
Golden Telecom, Inc.	120,789	9,722
Hypercom Corp. *	60,625	274
Iowa Telecommunications Services, Inc.	16,344	324
Oplink Communications, Inc. *	25,615	350
Premiere Global Services, Inc. *	174,822	2,211
Radyne Corp. *	3,100	33
RF Micro Devices, Inc. *	206,913	1,392
SureWest Communications	17,291	432
Symmetricom, Inc. *	27,400	129
Syniverse Holdings, Inc. *	95,554	1,519
Tekelec *	50,795	615
USA Mobility, Inc. *	36,865	622

		24,050

Textiles - 0.7%
G&K Services, Inc., Class A	91,034	3,660
Unifirst Corp. of Massachusetts	82,286	3,083

		6,743

Toys, Games & Hobbies - 0.5%
Jakks Pacific, Inc. *	84,721	2,263
RC2 Corp. *	109,747	3,039

		5,302

Transportation - 1.6%
Alexander & Baldwin, Inc.	32,300	1,619
Arkansas Best Corp.	86,732	2,833
Frozen Food Express Industries, Inc.	2,900	20
Genesee & Wyoming, Inc., Class A *	90,274	2,603
Gulfmark Offshore, Inc. *	51,943	2,528
Marten Transport Ltd. *	50,948	785
P.A.M. Transportation Services, Inc. *	4,900	88
Saia, Inc. *	59,932	991
U.S. Xpress Enterprises, Inc., Class A *	9,842	194
USA Truck, Inc. *	4,400	67
See Notes to the Financial Statements.

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.7% – CONTINUED
Transportation - 1.6% - (continued)
Werner Enterprises, Inc.	290,157	$4,976

		16,704

Trucking & Leasing - 0.1%
Greenbrier Cos., Inc.	19,607	524

Total Common Stocks

(Cost $919,209)		986,270

OTHER - 0.0%
Escrow DLB Oil & Gas	2,100	-

Total Other

(Cost $-)		-

	NUMBER OF	VALUE
	WARRANTS	(000S)
WARRANTS - 0.0%
American Banknote Corp., Exp. 10/15/07,
Strike $10.00 *	9	-
American Banknote Corp., Exp. 10/15/07,
Strike $12.50 *	9	-

Total Warrants

(Cost $-)		-

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 4.1%
ABN-Amro Bank, Amsterdam,
Eurodollar Time Deposit,
5.50%, 10/1/07	$39,759	39,759
U.S. Treasury Bill,(1)
4.73%, 1/17/08	2,660	2,623

Total Short-Term Investments

(Cost $42,382)		42,382

Total Investments - 98.8%

(Cost $961,591)		1,028,652
Other Assets less Liabilities - 1.2%		12,529

NET ASSETS - 100.0%		$1,041,181
(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
Percentages shown are based on Net Assets.

   EQUITY FUNDS    60    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

At September 30, 2007, the Small Cap Value Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAINS
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)

S&P 500	272	$20,918	Long	12/07	$653

Russell Mini
2000	261	$21,225	Long	12/07	706

Total					$1,359

At September 30, 2007, the industry sectors for the Small Cap Value Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	12.7%
Consumer Staples	3.6
Energy	6.4
Financials	29.9
Health Care	6.8
Industrials	13.9
Information Technology	13.6
Materials	7.4
Telecommunication Services	1.6
Utilities	4.1

Total	100.0%

See Notes to the Financial Statements.

   NORTHERN FUNDS SEMIANNUAL REPORT    61    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.9%
Aerospace/Defense - 3.9%
Lockheed Martin Corp.	30,920	$3,355
Raytheon Co.	40,427	2,580

		5,935

Biotechnology - 3.8%
Amgen, Inc. *	23,900	1,352
Biogen Idec, Inc. *	46,792	3,104
Myriad Genetics, Inc. *	25,898	1,350

		5,806

Commercial Services - 3.1%
Accenture Ltd., Class A	72,607	2,922
Bankrate, Inc. *	38,804	1,790

		4,712

Computers - 22.6%
Apple, Inc. *	34,880	5,355
Cadence Design Systems, Inc. *	127,397	2,827
Dell, Inc. *	100,859	2,784
EMC Corp. of Massachusetts *	127,362	2,649
Factset Research Systems, Inc.	31,913	2,188
Hewlett-Packard Co.	120,695	6,009
IBM Corp.	29,016	3,418
Micros Systems, Inc. *	57,958	3,771
Network Appliance, Inc. *	84,018	2,261
Research In Motion Ltd. *	30,560	3,012

		34,274

Electronics - 1.4%
Waters Corp. *	31,833	2,130

Healthcare – Products - 1.2%
Alcon, Inc.	12,319	1,773

Internet - 7.9%
Digital River, Inc. *	58,632	2,624
eBay, Inc. *	99,890	3,898
McAfee, Inc. *	67,800	2,364
VeriSign, Inc. *	90,223	3,044

		11,930

Pharmaceuticals - 3.7%
Cypress Bioscience, Inc. *	172,857	2,366
Isis Pharmaceuticals, Inc. *	110,744	1,658
Pharmion Corp. *	34,203	1,578

		5,602

Semiconductors - 18.9%
ARM Holdings PLC ADR	352,448	3,317

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.9% – CONTINUED
Semiconductors - 18.9% – (continued)
ASML Holding N.V.	80,013	$2,629
Emulex Corp. *	140,917	2,702
Intersil Corp., Class A	48,843	1,633
Lam Research Corp. *	27,400	1,459
National Semiconductor Corp.	75,376	2,044
Netlogic Microsystems, Inc. *	57,645	2,082
Nvidia Corp. *	71,362	2,586
ON Semiconductor Corp. *	203,512	2,556
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	177,407	1,795
Tessera Technologies, Inc. *	48,266	1,810
Texas Instruments, Inc.	58,247	2,131
Verigy Ltd. *	73,203	1,809

		28,553

Software - 17.1%
Activision, Inc. *	114,321	2,468
Adobe Systems, Inc. *	59,794	2,611
Autodesk, Inc. *	63,584	3,177
Citrix Systems, Inc. *	57,745	2,328
Cognos, Inc. *	45,025	1,870
Double-Take Software, Inc. *	116,631	2,229
Microsoft Corp.	128,195	3,777
Nuance Communications, Inc. *	97,811	1,889
Oracle Corp. *	214,196	4,637
VMware, Inc. *	10,000	850

		25,836

Telecommunications - 12.3%
Arris Group, Inc. *	143,121	1,767
Cisco Systems, Inc. *	203,559	6,740
Nokia OYJ ADR	195,521	7,416
QUALCOMM, Inc.	64,338	2,720

		18,643

Total Common Stocks

(Cost $114,851)		145,194

     See Notes to the Financial Statements.
   EQUITY FUNDS    62    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 3.1%
ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit, 5.50%, 10/1/07	$4,684	$4,684

Total Short-Term Investment

(Cost $4,684)		4,684

Total Investments - 99.0%

(Cost $119,535)		149,878
Other Assets less Liabilities - 1.0%		1,590

NET ASSETS - 100.0%		$151,468
*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the Technology Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Aerospace & Defense	4.1%
Biotechology	7.1
Communications Equipment	14.8
Computers & Peripherals	17.2
Health Care Equipment & Supplies	1.2
Internet Software & Services	7.8
IT Services	2.0
Life Sciences Tools & Services	1.5
Pharmaceuticals	1.6
Semiconductors & Semiconductor Equipment	17.6
Software	25.1

Total	100.0%

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    63    EQUITY FUNDS

EQUITY FUNDS

 NOTES TO THE FINANCIAL STATEMENTS

1 ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2007, the Trust includes 37 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity, Enhanced Large Cap, Growth Equity, Income Equity, International Growth Equity, Large Cap Value, Mid Cap Growth, Select Equity, Small Cap Growth, Small Cap Value and Technology Funds (collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL”), each a direct subsidiary of The Northern Trust Company (“Northern Trust”), serve jointly as the investment advisers for the International Growth Equity Fund. NTI serves as the investment adviser for each of the other Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. (“PFPC”) serve as the Trust’s co-administrators, and Northern Fund Distributors, LLC is the Trust’s distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES – Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by

EQUITY FUNDS  64 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS – Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Fund and the broker. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2007, the Enhanced Large Cap and Small Cap Value Funds had entered exchange-traded long futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions was approximately $203,000 and $2,623,000, respectively. The Emerging Markets Equity Fund had entered into exchange-traded long futures contracts at September 30, 2007.

C) FOREIGN CURRENCY TRANSLATIONS – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS – Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

E) INVESTMENT TRANSACTIONS AND INCOME – Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES – Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among the Funds in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES – The Emerging Markets Equity and International Growth Equity Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The

NORTHERN FUNDS SEMIANNUAL REPORT  65 EQUITY FUNDS

EQUITY FUNDS

 NOTES TO THE FINANCIAL STATEMENTS (continued)

redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2007 were approximately $3,000 for the Emerging Markets Equity Fund. There were no redemption fees for the six months ended September 30, 2007 for the International Growth Equity Fund. These amounts are included in “Proceeds from Shares Sold” in Note 6 – Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS – Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND
PAYMENT FREQUENCY

Emerging Markets Equity	ANNUALLY
Enhanced Large Cap	QUARTERLY
Growth Equity	QUARTERLY
Income Equity	MONTHLY
International Growth Equity	ANNUALLY
Large Cap Value	ANNUALLY
Mid Cap Growth	QUARTERLY
Select Equity	ANNUALLY
Small Cap Growth	ANNUALLY
Small Cap Value	ANNUALLY
Technology	ANNUALLY

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts.

I) FEDERAL INCOME TAXES – No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2006, through the fiscal year ended March 31, 2007, the Emerging Markets Equity Fund incurred net capital losses and/or net currency losses of approximately $58,000 for which the Fund intends to treat as having been incurred in the next fiscal year.

At March 31, 2007, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

	MARCH 31,	MARCH 31,	MARCH 31,		MARCH 31,
Amounts in thousands	2009	2010	2011		2012

International Growth Equity	$–	$–	$64,099	*	$–
Mid Cap Growth	–	39,079	43,006		–
Select Equity	–	15,505	69,054		–
Small Cap Growth	7,458	129,320	28,257		–
Technology	168,466	606,810	295,527	*	21,097

*	Amounts include acquired capital loss carryforwards, which may be limited under current tax laws, expiring in varying amounts through March 31, 2011.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2007, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED

	ORDINARY	LONG-TERM	UNREALIZED
Amounts in thousands	INCOME*	CAPITAL GAINS	GAINS

Emerging Markets Equity	$4,361	$–	$29,114
Enhanced Large Cap	3,104	386	4,519
Growth Equity	3,281	9,208	73,602
Income Equity	1,056	15,504	54,697
International Growth Equity	36,230	91,078	213,004
Large Cap Value	11,007	61,079	149,106
Mid Cap Growth	–	–	14,653
Select Equity	211	–	15,610
Small Cap Growth	–	–	7,286
Small Cap Value	2,681	11,870	159,709
Technology	–	–	13,511

*	Ordinary income includes taxable discount income and short-term capital gains, if any.

EQUITY FUNDS  66 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

The taxable character of distributions paid during the fiscal year ended March 31, 2007, was as follows:

	DISTRIBUTIONS FROM

	ORDINARY	LONG-TERM
Amounts in thousands	INCOME*	CAPITAL GAINS

Emerging Markets Equity	$1,397	$–
Enhanced Large Cap	1,992	94
Growth Equity	9,806	35,483
Income Equity	13,295	11,604
International Growth Equity	34,403	98,366
Large Cap Value	24,511	98,670
Select Equity	700	–
Small Cap Value	6,319	65,349

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2006, was as follows:

	DISTRIBUTIONS FROM

	ORDINARY	LONG-TERM
Amounts in thousands	INCOME*	CAPITAL GAINS

Enhanced Large Cap	$106	$–
Growth Equity	10,053	36,993
Income Equity	13,688	23,674
International Growth Equity	10,200	–
Large Cap Value	19,759	86,098
Select Equity	445	–
Small Cap Value	13,793	25,114

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. At September 30, 2007, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Funds’ financial statements.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2007, the Funds did not have any outstanding loans. When utilized, the average dollar amounts of the borrowings and the weighted average interest rates on these borrowings were:

	DOLLAR
Amounts in thousands	AMOUNT	RATE

Emerging Markets Equity	$3,628	5.90%
Enhanced Large Cap	1,244	5.69%
Select Equity	471	5.80%

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). For the six months ended September 30, 2007, the investment advisers agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

	ANNUAL
	ADVISORY	EXPENSE
	FEES	LIMITATIONS

Emerging Markets Equity	0.35%	0.80%
Enhanced Large Cap	0.30%	0.60%
Growth Equity	0.85%	1.00%
Income Equity	0.85%	1.00%
International Growth Equity	1.00%	1.25%
Large Cap Value	0.85%	1.10%
Mid Cap Growth	0.85%	1.00%
Select Equity	0.85%	1.00%
Small Cap Growth	1.00%	1.25%
Small Cap Value	0.85%	1.00%
Technology	1.00%	1.25%

The reimbursements described above are voluntary and may be modified or terminated at any time.

NORTHERN FUNDS SEMIANNUAL REPORT  67 EQUITY FUNDS

EQUITY FUNDS

 NOTES TO THE FINANCIAL STATEMENTS (continued)

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustees fees” on the Statements of Assets and Liabilities. The Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5 INVESTMENT TRANSACTIONS

For the six months ended September 30, 2007, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Emerging Market Equity	$–	$132,169	$–	$43,175
Enhanced Large Cap	–	150,644	–	115,071
Growth Equity	–	259,306	–	290,515
Income Equity	–	166,280	–	63,908
International Growth Equity	–	466,136	–	546,170
Large Cap Value	–	265,337	–	274,516
Mid Cap Growth	–	202,308	–	216,764
Select Equity	–	105,357	–	124,636
Small Cap Growth	–	49,279	–	52,555
Small Cap Value	–	246,355	–	357,686
Technology	–	79,761	–	100,097

EQUITY FUNDS  68 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

At September 30, 2007, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

	UNREALIZED	UNREALIZED		COST BASIS
Amounts in thousands	APPRECIATION	DEPRECIATION	NET APPRECIATION	OF SECURITIES

Emerging Markets Equity	$179,988	$(8,177)	$171,811	$513,153
Enhanced Large Cap	14,238	(4,686)	9,552	163,745
Growth Equity	90,367	(16,471)	73,896	530,915
Income Equity	75,282	(16,262)	59,020	489,500
International Growth Equity	231,903	(14,181)	217,722	996,721
Large Cap Value	152,994	(30,044)	122,950	1,059,666
Mid Cap Growth	23,922	(1,603)	22,319	174,568
Select Equity	32,480	(247)	32,233	154,801
Small Cap Growth	7,242	(740)	6,502	44,961
Small Cap Value	126,060	(59,469)	67,061	961,591
Technology	31,103	(760)	30,343	119,535

NORTHERN FUNDS SEMIANNUAL REPORT  69 EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS (continued)	SEPTEMBER 30, 2007 (UNAUDITED)

6 CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2007, were as follows:

							NET	NET
		PROCEEDS	SHARES FROM			PAYMENTS	INCREASE	INCREASE
	SHARES	FROM	REINVESTED	REINVESTMENT	SHARES	FOR SHARES	(DECREASE)	(DECREASE)
Amounts in thousands	SOLD	SHARES SOLD	DIVIDENDS	OF DIVIDENDS	REDEEMED	REDEEMED	IN SHARES	IN NET ASSETS

Emerging Markets Equity	14,171	$176,894	–	$–	(6,992)	$(90,503)	7,179	$86,391
Enhanced Large Cap	6,088	71,072	18	209	(3,772)	(43,865)	2,334	27,416
Growth Equity	2,747	46,762	34	593	(3,924)	(66,859)	(1,143)	(19,504)
Income Equity	10,160	138,759	362	4,926	(4,495)	(60,795)	6,027	82,890
International Growth Equity	2,573	36,808	–	–	(7,374)	(105,748)	(4,801)	(68,940)
Large Cap Value	6,841	98,520	–	–	(9,294)	(132,835)	(2,453)	(34,315)
Mid Cap Growth	368	6,262	–	–	(1,140)	(19,292)	(772)	(13,030)
Select Equity	282	6,322	–	–	(1,198)	(26,701)	(916)	(20,379)
Small Cap Growth	238	3,425	–	–	(457)	(6,490)	(219)	(3,065)
Small Cap Value	20,689	346,576	–	–	(13,495)	(224,547)	7,194	122,029
Technology	281	3,759	–	–	(1,609)	(21,291)	(1,328)	(17,532)

Transactions in capital shares for the period ended March 31, 2007, were as follows:

							NET	NET
		PROCEEDS	SHARES FROM			PAYMENTS	INCREASE	INCREASE
	SHARES	FROM	REINVESTED	REINVESTMENT	SHARES	FOR SHARES	(DECREASE)	(DECREASE)
Amounts in thousands	SOLD	SHARES SOLD	DIVIDENDS	OF DIVIDENDS	REDEEMED	REDEEMED	IN SHARES	IN NET ASSETS

Emerging Markets Equity	43,871	$448,940	15	$159	(3,229)	$(30,874)	40,657	$418,225
Enhanced Large Cap	10,729	116,117	69	777	(2,178)	(23,662)	8,620	93,232
Growth Equity	4,589	74,073	2,217	35,842	(16,443)	(263,222)	(9,637)	(153,307)
Income Equity	11,759	150,442	1,466	18,658	(9,163)	(114,497)	4,062	54,603
International Growth Equity	10,131	136,789	7,464	96,737	(41,454)	(539,062)	(23,859)	(305,536)
Large Cap Value	14,579	201,029	6,654	90,166	(24,646)	(339,320)	(3,413)	(48,125)
Mid Cap Growth	1,006	14,610	–	–	(10,537)	(148,610)	(9,531)	(134,000)
Select Equity	837	16,862	27	567	(4,487)	(89,586)	(3,623)	(72,157)
Small Cap Growth	513	6,565	–	–	(1,989)	(24,590)	(1,476)	(18,025)
Small Cap Value	36,771	626,712	3,805	62,557	(18,101)	(306,959)	22,475	382,310
Technology	603	7,134	–	–	(5,890)	(69,878)	(5,287)	(62,744)

7 NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoptions of SFAS 157 will have on the Funds’ financial statements and financial disclosures, if any.

EQUITY FUNDS  70 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT  71 EQUITY FUNDS

EQUITY FUNDS

 FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity and International Growth Equity Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/07 - 9/30/07” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 65), if any, in the Emerging Markets Equity and International Growth Equity Funds. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Emerging Markets Equity

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.69%	$1,000.00	$1,306.00	$3.99
Hypothetical	0.69%	$1,000.00	$1,021.61	$3.50 **

Enhanced Large Cap

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.60%	$1,000.00	$1,049.80	$3.08
Hypothetical	0.60%	$1,000.00	$1,022.06	$3.04 **

Growth Equity

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	1.00%	$1,000.00	$1,086.20	$5.23
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06 **

Income Equity

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	1.00%	$1,000.00	$1,044.70	$5.13
Hypothetical	1.00%	$1,000.00	$1,020.05	5.06 **

International Growth Equity

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	1.25%	$1,000.00	$1,104.30	$6.59
Hypothetical	1.25%	$1,000.00	$1,018.80	$6.33 **

Large Cap Value

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	1.10%	$1,000.00	$1,039.40	$5.62
Hypothetical	1.10%	$1,000.00	$1,019.55	$5.57 **

Mid Cap Growth

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	1.00%	$1,000.00	$1,141.80	$5.37
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06 **

EQUITY FUNDS  72 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

Select Equity

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	1.00%	$1,000.00	$1,144.40	$5.38
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06 **

Small Cap Growth

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	1.25%	$1,000.00	$1,054.50	$6.44
Hypothetical	1.25%	$1,000.00	$1,018.80	$6.33 **

Small Cap Value

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	1.00%	$1,000.00	$972.30	$4.94
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06 **

Technology

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	1.25%	$1,000.00	$1,164.80	$6.78
Hypothetical	1.25%	$1,000.00	$1,018.80	$6.33 **

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT  73 EQUITY FUNDS

EQUITY FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

EQUITY FUNDS  74 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT  75 EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

  PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS  76 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in fund management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/ No bank guarantee

2	STATEMENTS OF ASSETS AND LIABILITIES
3	STATEMENTS OF OPERATIONS
4	STATEMENTS OF CHANGES IN NET ASSETS
5	FINANCIAL HIGHLIGHTS
10	SCHEDULES OF INVESTMENTS
	10	GLOBAL REAL ESTATE INDEX FUND
	16	INTERNATIONAL EQUITY INDEX FUND
	32	MID CAP INDEX FUND
	39	SMALL CAP INDEX FUND
	65	STOCK INDEX FUND
73	NOTES TO THE FINANCIAL STATEMENTS
79	FUND EXPENSES
80	FOR MORE INFORMATION

NORTHERN FUNDS SEMIANNUAL REPORT   1  EQUITY INDEX FUNDS

equity index funds

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2007 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL REAL	INTERNATIONAL
	ESTATE INDEX	EQUITY	MID CAP	SMALL CAP	STOCK
	FUND	INDEX FUND	INDEX FUND	INDEX FUND	INDEX FUND

ASSETS:

Investments, at cost	$1,191,769	$1,354,583	$324,834	$299,167	$593,601

Investments, at value	$1,187,086	$1,792,269	$371,717	$375,969	$829,313

Cash	-	600	9	4	-

Foreign currencies, at value (cost $2,802 and $17,256, respectively)	2,830	18,189	-	-	-

Dividend income receivable	3,201	4,252	204	350	898

Interest income receivable	1	30	2	5	13

Receivable for foreign tax reclaimable	75	1,277	-	-	-

Receivable for securities sold	-	4,661	2,445	1,054	542

Receivable for variation margin on futures contracts	169	312	1	8	-

Receivable for fund shares sold	3,062	1,715	300	209	844

Receivable from investment adviser	15	50	12	9	21

Unrealized gain on forward foreign currency exchange contracts	-	1,165	-	-	-

Prepaid and other assets	167	98	9	4	43

Total Assets	1,196,606	1,824,618	374,699	377,612	831,674

LIABILITIES:

Cash overdraft	-	-	-	-	30

Unrealized loss on forward foreign currency exchange contracts	1	31	-	-	-

Payable for securities purchased	1,526	242	3,208	1,665	402

Payable for variation margin on futures contracts	-	129	26	101	129

Payable for fund shares redeemed	814	836	67	212	829

Payable to affiliates:

Investment advisory fees	68	74	12	12	14

Co-administration fees	29	44	9	9	20

Custody and accounting fees	-	-	-	34	-

Transfer agent fees	20	30	1	6	14

Trustee fees	1	3	1	2	3

Accrued other liabilities	34	115	37	48	61

Total Liabilities	2,493	1,504	3,361	2,089	1,502

Net Assets	$1,194,113	$1,823,114	$371,338	$375,523	$830,172

ANALYSIS OF NET ASSETS:

Capital stock	$1,190,406	$1,336,865	$308,226	$273,360	$617,544

Undistributed net investment income	6,988	30,004	2,984	3,906	303

Accumulated undistributed net realized gain (loss)	1,349	13,184	13,103	21,081	(23,813)

Net unrealized appreciation (depreciation)	(4,630)	443,061	47,025	77,176	236,138

Net Assets	$1,194,113	$1,823,114	$371,338	$375,523	$830,172

Shares Outstanding ($.0001 par value, unlimited authorization)	96,902	120,436	28,568	34,029	44,064

Net Asset Value, Redemption and Offering Price Per Share	$12.32	$15.14	$13.00	$11.04	$18.84

  See Notes to the Financial Statements.
EQUITY INDEX FUNDS      2       NORTHERN FUNDS SEMIANNUAL REPORT

equity index funds

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

	GLOBAL REAL	INTERNATIONAL
Amounts in thousands	ESTATE INDEX	EQUITY	MID CAP	SMALL CAP	STOCK
	FUND	INDEX FUND	INDEX FUND	INDEX FUND	INDEX FUND

INVESTMENT INCOME:

Dividend income	$17,916 (1)	$26,329 (2)	$2,003	$2,947	$6,695

Interest income	52	1,235	252	252	577

Total Investment Income	17,968	27,564	2,255	3,199	7,272

EXPENSES:

Investment advisory fees	1,740	2,071	351	380	369

Co-administration fees	746	1,243	263	285	554

Custody and accounting fees	359	745	56	102	110

Transfer agent fees	497	828	176	190	369

Registration fees	14	12	10	10	13

Printing fees	24	48	12	12	24

Professional fees	13	27	7	7	13

Trustee fees and expenses	6	12	3	3	6

Other	6	15	4	5	8

Total Expenses	3,405	5,001	882	994	1,466

Less expenses reimbursed by investment adviser	(171)	(1,273)	(353)	(324)	(542)

Less custodian credits	(3)	-	(3)	(2)	(1)

Net Expenses	3,231	3,728	526	668	923

Net Investment Income	14,737	23,836	1,729	2,531	6,349

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	(298)	9,702	7,252	15,415	1,000

Futures contracts	-	203	621	(963)	1,585

Foreign currency transactions	173	1,123	-	-	-

Net change in unrealized appreciation (depreciation) on:

Investments	(36,204)	99,924	5,301	(13,587)	47,305

Futures contracts	-	1,976	32	244	177

Forward foreign currency exchange contracts	(8)	961	-	-	-

Translation of other assets and liabilities denominated in foreign currencies	(30)	711	-	-	-

Net Gains (Losses) on Investments and Foreign Currency	(36,367)	114,600	13,206	1,109	50,067

Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,630)	$138,436	$14,935	$3,640	$56,416

(1)	Net of $1,575 in non-reclaimable foreign withholding taxes.

(2)	Net of $3,482 in non-reclaimable foreign withholding taxes.
  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      3      EQUITY INDEX FUNDS

equity index funds
STATEMENTS OF CHANGES IN NET ASSETS

			INTERNATIONAL
	GLOBAL REAL		EQUITY		MID CAP		SMALL CAP		STOCK
	ESTATE INDEX FUND		INDEX FUND		INDEX FUND		INDEX FUND		INDEX FUND

	SIX MONTHS		SIX MONTHS		SIX MONTHS		SIX MONTHS		SIX MONTHS
	ENDED	PERIOD	ENDED	YEAR	ENDED	YEAR	ENDED	YEAR	ENDED	YEAR
	SEPT. 30,	ENDED	SEPT. 30,	ENDED	SEPT. 30,	ENDED	SEPT. 30,	ENDED	SEPT. 30,	ENDED
Amounts in thousands	2007	MARCH 31,	2007	MARCH 31,	2007	MARCH 31,	2007	MARCH 31,	2007	MARCH 31,
	(UNAUDITED)	2007 (1)	(UNAUDITED)	2007	(UNAUDITED)	2007	(UNAUDITED)	2007	(UNAUDITED)	2007

OPERATIONS:

Net investment income	$14,737	$3,697	$23,836	$28,836	$1,729	$4,244	$2,531	$2,857	$6,349	$9,611

Net realized gains (losses)	(125)	980	11,028	18,080	7,873	10,364	14,452	56,640	2,585	(638)

Net change in unrealized appreciation (depreciation)	(36,242)	31,612	103,572	181,921	5,333	3,998	(13,343)	(48,569)	47,482	50,870

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,630)	36,289	138,436	228,837	14,935	18,606	3,640	10,928	56,416	59,843

CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from capital share transactions	440,597	749,809	184,801	184,562	40,852	(31,778)	(796)	(90,445)	143,769	87,401

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	440,597	749,809	184,801	184,562	40,852	(31,778)	(796)	(90,445)	143,769	87,401

DISTRIBUTIONS PAID:

From net investment income	(8,641)	(2,150)	-	(30,997)	-	(3,420)	-	(2,800)	(6,249)	(9,490)

From net realized gains	-	(161)	-	(18,153)	-	(8,156)	-	(49,635)	-	-

Total Distributions Paid	(8,641)	(2,311)	-	(49,150)	-	(11,576)	-	(52,435)	(6,249)	(9,490)

Total Increase (Decrease) in Net Assets	410,326	783,787	323,237	364,249	55,787	(24,748)	2,844	(131,952)	193,936	137,754

NET ASSETS:

Beginning of period	783,787	-	1,499,877	1,135,628	315,551	340,299	372,679	504,631	636,236	498,482

End of period	$1,194,113	$783,787	$1,823,114	$1,499,877	$371,338	$315,551	$375,523	$372,679	$830,172	$636,236

Accumulated Undistributed Net Investment Income	$6,988	$892	$30,004	$6,168	$2,984	$1,255	$3,906	$1,375	$303	$203

(1)  Commenced investment operations on July 26, 2006.
    See Notes to the Financial Statements.
EQUITY INDEX FUNDS       4      NORTHERN FUNDS SEMIANNUAL REPORT

equity index funds
FINANCIAL HIGHLIGHTS

	GLOBAL REAL ESTATE INDEX
	FUND
	SIX MONTHS
	ENDED	PERIOD
	SEPT. 30,	ENDED
	2007	MARCH 31,
	(UNAUDITED)	2007 (4)
Selected per share data

Net Asset Value, Beginning of Period	$12.79	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17	0.15

Net realized and unrealized gains (losses)	(0.54)	2.77

Total from Investment Operations	(0.37)	2.92

LESS DISTRIBUTIONS PAID:

From net investment income (1)	(0.10)	(0.12)

From net realized gains	-	(0.01)

Total Distributions Paid	(0.10)	(0.13)

Net Asset Value, End of Period	$12.32	$12.79

Total Return (2)	(2.89)%	29.35%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,194,113	$783,787

Ratio to average net assets of: (3)

Expenses, net of reimbursements and credits	0.65%	0.65%

Expenses, before reimbursements and credits	0.68%	0.77%

Net investment income, net of reimbursements and credits	2.96%	2.27%

Net investment income, before reimbursements and credits	2.93%	2.15%

Portfolio Turnover Rate	5.67%	8.42%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)	Commenced investment operations on July 26, 2006.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      5      EQUITY INDEX FUNDS

  equity index funds

FINANCIAL HIGHLIGHTS (continued)

	INTERNATIONAL EQUITY INDEX FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	PERIOD
	SEPT. 30,	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,
	(UNAUDITED)	2007	2006	2005 (4)
Selected per share data

Net Asset Value, Beginning of Period	$13.92	$12.04	$9.81	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.25	0.35	0.15	0.02

Net realized and unrealized gains (losses)	0.97	2.04	2.18	(0.21)

Total from Investment Operations	1.22	2.39	2.33	(0.19)

LESS DISTRIBUTIONS PAID:

From net investment income (1)	-	(0.32)	(0.07)	-

From net realized gains	-	(0.19)	(0.03)	-

Total Distributions Paid	-	(0.51)	(0.10)	-

Net Asset Value, End of Period	$15.14	$13.92	$12.04	$9.81

Total Return (2)	8.76%	20.05%	23.91%	(1.90)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,823,114	$1,499,877	$1,135,628	$270,034

Ratio to average net assets of: (3)

Expenses, net of reimbursements	0.45%	0.45%	0.45%	0.45%

Expenses, before reimbursements	0.60%	0.63%	0.62%	0.62%

Net investment income, net of reimbursements	2.88%	2.31%	1.96%	7.58	%(5)

Net investment income, before reimbursements	2.73%	2.13%	1.79%	7.41	%(5)

Portfolio Turnover Rate	2.24%	7.49%	3.40%	0.00%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)	Commenced investment operations on March 22, 2005.

(5)	As the Fund commenced investment operations on March 22, 2005, annualized investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.
    See Notes to the Financial Statements.
EQUITY INDEX FUNDS      6      NORTHERN FUNDS SEMIANNUAL REPORT

	MID CAP INDEX FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	PERIOD
	SEPT. 30,	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,
	(UNAUDITED)	2007	2006	2005(3)
Selected per share data

Net Asset Value, Beginning of Period	$12.41	$11.94	$9.94	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.10	0.20	0.10	0.02

Net realized and unrealized gains (losses)	0.49	0.75	2.01	(0.08)

Total from Investment Operations	0.59	0.95	2.11	(0.06)

LESS DISTRIBUTIONS PAID:

From net investment income	-	(0.14)	(0.07)	-

From net realized gains	-	(0.34)	(0.04)	-

Total Distributions Paid	-	(0.48)	(0.11)	-

Net Asset Value, End of Period	$13.00	$12.41	$11.94	$9.94

Total Return (1)	4.75%	8.15%	21.23%	(0.50)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$371,338	$315,551	$340,299	$102,086

Ratio to average net assets of: (2)

Expenses, net of reimbursements and credits	0.30%	0.30%	0.30%	0.30%

Expenses, before reimbursements and credits	0.50%	0.52%	0.60%	0.63%

Net investment income, net of reimbursements and credits	0.98%	1.38%	1.05%	9.14	%(4)

Net investment income, before reimbursements and credits	0.78%	1.16%	0.75%	8.81	%(4)

Portfolio Turnover Rate	7.82%	23.20%	18.88%	0.00%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Commenced investment operations on March 22, 2005.

(4)	As the Fund commenced investment operations on March 22, 2005, annualized investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.
   See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      7       EQUITY INDEX FUNDS

equity index funds

FINANCIAL HIGHLIGHTS (continued)

	SMALL CAP INDEX FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$10.93	$11.98	$9.71	$9.30	$5.75	$8.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.07	0.10	0.09	0.06	0.04	0.06

Net realized and unrealized gains (losses)	0.04	0.52	2.36	0.38	3.55	(2.25)

Total from Investment Operations	0.11	0.62	2.45	0.44	3.59	(2.19)

LESS DISTRIBUTIONS PAID:

From net investment income	-	(0.09)	(0.07)	(0.03)	(0.04)	(0.05)

From net realized gains	-	(1.58)	(0.11)	-	-	(0.01)

Total Distributions Paid	-	(1.67)	(0.18)	(0.03)	(0.04)	(0.06)

Net Asset Value, End of Period	$11.04	$10.93	$11.98	$9.71	$9.30	$5.75

Total Return (1)	1.01%	5.51%	25.51%	4.74%	62.44%	(27.49)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$375,523	$372,679	$504,631	$358,525	$345,538	$173,886

Ratio to average net assets of: (2)

Expenses, net of waivers, reimbursements and credits	0.35%	0.35%	0.35%	0.62%	0.65%	0.65%

Expenses, before waivers, reimbursements and credits	0.52%	0.57%	0.51%	0.89%	1.02%	1.10%

Net investment income, net of waivers, reimbursements and credits	1.33%	0.70%	0.93%	0.66%	0.58%	0.79%

Net investment income, before waivers, reimbursements and credits	1.16%	0.48%	0.77%	0.39%	0.21%	0.34%

Portfolio Turnover Rate	13.44%	21.77%	22.33%	31.27%	26.94%	51.12%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
    See Notes to the Financial Statements.
EQUITY INDEX FUNDS      8      NORTHERN FUNDS SEMIANNUAL REPORT

	STOCK INDEX FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$17.53	$15.98	$14.57	$13.93	$10.49	$14.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.15	0.29	0.25	0.22	0.15	0.14

Net realized and unrealized gains (losses)	1.31	1.54	1.41	0.64	3.44	(3.71)

Total from Investment Operations	1.46	1.83	1.66	0.86	3.59	(3.57)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.15)	(0.28)	(0.25)	(0.22)	(0.15)	(0.14)

Total Distributions Paid	(0.15)	(0.28)	(0.25)	(0.22)	(0.15)	(0.14)

Net Asset Value, End of Period	$18.84	$17.53	$15.98	$14.57	$13.93	$10.49

Total Return (1)	8.35%	11.57%	11.46%	6.20%	34.33%	(25.22)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$830,172	$636,236	$498,482	$391,752	$392,327	$305,859

Ratio to average net assets of: (2)

Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25%	0.52%	0.55%	0.55%

Expenses, before waivers, reimbursements and credits	0.40%	0.41%	0.50%	0.79%	0.82%	0.86%

Net investment income, net of waivers, reimbursements and credits	1.72%	1.76%	1.66%	1.56%	1.18%	1.19%

Net investment income, before waivers, reimbursements and credits	1.57%	1.60%	1.41%	1.29%	0.91%	0.88%

Portfolio Turnover Rate	2.36%	3.25%	4.86%	4.22%	5.33%	6.82%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
    See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      9      EQUITY INDEX FUNDS

equity index funds
   SCHEDULE OF INVESTMENTS
    GLOBAL REAL ESTATE INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)

COMMON STOCKS - 98.7%

Australia - 12.7%

Abacus Property Group NPV	800,347	$1,365

Australand Property Group	588,963	1,214

Babcock & Brown Japan Property Trust	627,558	956

Bunnings Warehouse Property Trust	371,543	769

Centro Properties Group	1,114,478	7,297

Centro Retail Group	1,469,053	2,127

Centro Shopping America Trust	1,318,438	1,242

CFS Retail Property Trust	2,216,346	4,706

Commonwealth Property Office Fund	2,140,951	3,167

DB RREEF Trust	3,819,299	6,820

FKP Property Group	337,568	2,075

GPT Group	2,694,297	12,208

ING Industrial Fund	1,456,564	3,662

ING Office Fund	1,571,401	2,485

Macquarie CountryWide Trust	1,712,598	3,028

Macquarie DDR Trust	1,181,904	1,234

Macquarie Goodman Group	2,228,385	13,680

Macquarie Office Trust	2,646,878	3,680

Mirvac Group	1,338,773	6,482

Multiplex Group	820,532	3,652

Stockland *	43,761	347

Stockland - New	1,865,297	14,915

Sunland Group Ltd.	307,636	1,107

Tishman Speyer Office Fund	424,084	829

Valad Property Group	1,990,998	3,538

Westfield Group	2,532,339	48,821

		151,406

Austria - 1.1%

CA Immobilien Anlagen A.G. *	115,147	3,055

Conwert Immobilien Invest A.G. *	112,130	2,074

IMMOFINANZ A.G.	604,055	7,544

Sparkassen Immobilien A.G. *	88,284	1,033

		13,706

Belgium - 0.4%

Befimmo SCA Sicafi	17,202	1,791

Cofinimmo S.A.	10,456	1,851

Intervest Offices	8,667	356

Leasinvest Real Estate SCA	2,795	289

Warehouses De Pauw SCA	8,232	564

Wereldhave Belgium N.V.	2,612	220

		5,071

	NUMBER	VALUE
	OF SHARES	(000S)

COMMON STOCKS - 98.7% – CONTINUED

Bermuda - 0.2%

Orient-Express Hotels Ltd.	55,473	$2,844

Canada - 2.5%

Allied Properties Real Estate Investment Trust	31,878	708

Boardwalk Real Estate Investment Trust	68,165	3,248

Calloway Real Estate Investment Trust	98,798	2,465

Canadian Apartment Properties Real Estate Investment Trust	79,420	1,527

Canadian Hotel Income Properties Real Estate Investment Trust	1,800	35

Canadian Real Estate Investment Trust	79,800	2,405

Chartwell Seniors Housing Real Estate Investment Trust	122,300	1,575

Cominar Real Estate Investment Trust	57,443	1,239

Dundee Real Estate Investment Trust	21,307	830

Extendicare Real Estate Investment Trust	78,609	1,178

H&R Real Estate Investment Trust	176,361	4,224

InnVest Real Estate Investment Trust	71,100	859

Morguard Real Estate Investment Trust	57,300	791

Northern Property Real Estate Investment Trust	28,800	678

Primaris Retail Real Estate Investment Trust	81,092	1,511

RioCan Real Estate Investment Trust	274,379	6,862

		30,135

Cayman Islands - 0.3%

Agile Property Holdings Ltd.	1,963,000	4,122

China - 1.1%

Country Garden Holdings Co Ltd. *	4,315,000	7,340

Shimao Property Holdings Ltd.	1,740,500	5,297

		12,637

Denmark - 0.1%

TK Development *	36,838	702

Finland - 0.3%

Citycon OYJ	216,747	1,383

Sponda OYJ	108,106	1,504

Technopolis PLC	52,561	459

		3,346

France - 3.7%

Acanthe Developpement S.A.	51,093	215

Affine S.A.	5,112	321

Fonciere Des Regions	27,344	4,010

Gecina S.A.	16,379	2,782

Icade	35,065	2,557

Klepierre	91,044	5,227

    See Notes to the Financial Statements.
EQUITY INDEX FUNDS    10      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)

COMMON STOCKS - 98.7% – CONTINUED

France - 3.7% – (continued)

Mercialys	37,811	$1,465

Societe de la Tour Eiffel	6,579	1,158

Societe Immobiliere de Location pour l’Industrie et le Commerce	17,112	2,879

Unibail	90,557	23,327

		43,941

Germany - 0.9%

Alstria Office A.G. *	35,717	663

Colonia Real Estate A.G. *	28,507	1,105

Deutsche Euroshop A.G.	45,187	1,670

Deutsche Wohnen A.G.	24,704	1,062

DIC Asset A.G.	27,699	983

IVG Immobilien A.G.	114,190	4,260

Patrizia Immobilien A.G.	32,927	505

Vivacon A.G.	24,816	646

		10,894

Greece - 0.1%

Babis Vovos International Construction S.A. *	33,107	1,140

Eurobank Properties Real Estate Investment Co.	8,550	167

Lamda Development S.A.	18,260	401

		1,708

Hong Kong - 10.9%

Champion Real Estate Investment Trust	1,706,000	970

China Overseas Land & Investment Ltd.	4,857,000	11,087

China Resources Land Ltd.	1,958,000	4,082

Great Eagle Holdings Ltd.	389,625	1,479

Hang Lung Properties Ltd.	2,727,000	12,212

Henderson Land Development Co. Ltd.	1,024,000	8,123

Hongkong Land Holdings Ltd.	2,268,000	10,251

Hopson Development Holdings Ltd.	493,000	1,643

Hysan Development Co. Ltd.	1,033,000	2,865

Kerry Properties Ltd.	691,301	5,311

Kowloon Development Co. Ltd.	743,500	1,898

Link REIT (The)	2,821,000	6,207

New World China Land Ltd.	1,468,600	1,408

New World Development Ltd.	3,647,320	10,091

Shenzhen Investment Ltd.	1,929,000	1,723

Shui On Land Ltd.	1,609,000	1,959

Sino Land Co.	3,026,000	7,531

Sun Hung Kai Properties Ltd.	2,456,000	41,401

		130,241

	NUMBER	VALUE
	OF SHARES	(000S)

COMMON STOCKS - 98.7% – CONTINUED

Italy - 0.3%

Aedes S.p.A.	96,648	$652

Beni Stabili S.p.A.	991,826	1,244

Immobiliare Grande Distribuzione	160,756	631

Risanamento S.p.A. *	142,855	1,079

		3,606

Japan - 12.7%

Aeon Mall Co. Ltd.	95,320	2,917

Daibiru Corp.	69,800	880

Goldcrest Co Ltd.	17,070	786

Heiwa Real Estate Co. Ltd.	183,000	1,267

Japan Prime Realty Investment Corp.	821	3,429

Japan Real Estate Investment Corp.	539	6,485

Japan Retail Fund Investment Corp.	517	4,508

Kenedix Realty Investment Corp.	273	1,904

Mitsubishi Estate Co Ltd.	1,354,000	38,841

Mitsui Fudosan Co. Ltd.	1,161,000	32,292

Mori Trust Sogo REIT, Inc.	98	1,171

Nippon Building Fund, Inc.	672	9,785

Nippon Commercial Investment Corp.	329	1,431

Nomura Real Estate Office Fund, Inc.	357	3,735

NTT Urban Development Corp.	1,743	3,617

Orix JREIT, Inc.	287	1,962

Premier Investment Co.	124	899

Sumitomo Realty & Development Co. Ltd.	628,000	22,121

TOC Co. Ltd.	127,500	1,175

Tokyo Tatemono Co. Ltd.	315,000	4,024

Tokyu Land Corp.	526,000	5,288

Tokyu REIT, Inc.	158	1,543

United Urban Investment Corp.	201	1,386

		151,446

Luxembourg - 0.1%
GAGFAH S.A.	58,598	1,154

Netherlands - 1.9%

Corio N.V.	88,385	7,556

Eurocommercial Properties N.V.	46,405	2,583

Nieuwe Steen Investments Funds N.V.	46,414	1,294

Plaza Centers N.V. *	148,137	545

Rodamco Europe N.V.	31,180	4,349

Vastned Offices/Industrial	27,566	872

Vastned Retail N.V.	21,786	1,755

Wereldhave N.V.	27,329	3,294

		22,248

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT       11      EQUITY INDEX FUNDS

equity index funds
   SCHEDULE OF INVESTMENTS
    GLOBAL REAL ESTATE INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)

COMMON STOCKS - 98.7% – CONTINUED

New Zealand - 0.1%

Kiwi Income Property Trust	926,353	$1,019

Norway - 0.1%

Norwegian Property ASA	93,722	1,130

Poland - 0.2%

Globe Trade Centre S.A. *	141,161	2,537

Singapore - 2.6%

Allgreen Properties Ltd.	1,009,000	1,304

Ascendas Real Estate Investment Trust	1,758,000	3,230

CapitaCommercial Trust	1,368,000	2,615

CapitaLand Ltd.	1,833,000	10,054

CapitaMall Trust	1,546,000	4,058

Guocoland Ltd.	238,333	818

Keppel Land Ltd.	472,000	2,636

Mapletree Logistics Trust	1,066,000	897

Singapore Land Ltd.	209,000	1,435

Suntec Real Estate Investment Trust	1,844,000	2,420

Wing Tai Holdings Ltd.	684,000	1,777

		31,244

Spain - 0.0%

Renta Corp. Real Estate S.A.	12,674	421

Sweden - 0.9%

Castellum AB	226,341	2,822

Fabege AB	234,812	2,799

Hufvudstaden AB	106,290	1,148

Klovern AB	159,818	628

Kungsleden AB	179,617	2,316

Wihlborgs Fastigheter AB	49,231	914

		10,627

Switzerland - 0.5%

Allreal Holding A.G.	6,229	731

PSP Swiss Property A.G. *	61,620	3,274

Swiss Prime Site A.G. *	25,041	1,425

Zueblin Immobilien Holding A.G. *	40,822	353

		5,783

United Kingdom - 7.8%

Assura Group Ltd.	310,988	1,320

Big Yellow Group PLC	110,502	1,130

British Land Co. PLC	681,469	16,335

Brixton PLC	351,814	2,607

Capital & Regional PLC	93,261	1,404

CLS Holdings PLC *	68,391	713

Daejan Holdings	6,042	464

	NUMBER	VALUE
	OF SHARES	(000S)

COMMON STOCKS - 98.7% – CONTINUED

United Kingdom - 7.8% – (continued)

Derwent London PLC	132,719	$4,550

Development Securities PLC	49,826	548

Grainger Trust PLC	129,481	1,185

Great Portland Estates PLC	239,373	2,925

Hammerson PLC	382,323	9,165

Helical Bar PLC	127,215	1,188

Invista Foundation Property Trust Ltd.	463,612	1,064

Land Securities Group PLC	618,534	21,279

Liberty International PLC	477,371	11,140

Mapeley Ltd.	14,735	636

Marylebone Warwick Balfour Group PLC *	52,844	291

Minerva PLC *	214,121	991

Mucklow (A&J) Group PLC	27,092	174

Primary Health Properties PLC	37,838	269

Quintain Estates & Development PLC	169,762	2,569

Segro PLC	570,667	5,830

Shaftesbury PLC	177,337	1,797

St. Modwen Properties PLC	120,938	1,176

Unite Group PLC	162,579	1,201

Workspace Group PLC	228,430	1,480

		93,431

United States - 37.2%

Acadia Realty Trust	38,606	1,047

Agree Realty Corp.	7,174	225

Alexander’s, Inc. *	2,415	931

Alexandria Real Estate Equities, Inc.	38,797	3,735

AMB Property Corp.	131,410	7,860

American Campus Communities, Inc.	27,461	804

American Financial Realty Trust	159,380	1,283

Apartment Investment & Management Co.	129,534	5,846

Archstone-Smith Trust	294,294	17,699

Ashford Hospitality Trust, Inc.	158,130	1,589

Associated Estates Realty Corp.	15,969	208

AvalonBay Communities, Inc.	103,995	12,278

BioMed Realty Trust, Inc.	87,350	2,105

Boston Properties, Inc.	157,085	16,321

Brandywine Realty Trust	114,445	2,897

BRE Properties, Inc.	67,826	3,793

Brookfield Properties Corp.	391,528	9,732

Camden Property Trust	74,081	4,760

CBL & Associates Properties, Inc.	88,354	3,097

Cedar Shopping Centers, Inc.	51,611	703

    See Notes to the Financial Statements.
EQUITY INDEX FUNDS    12    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)

COMMON STOCKS - 98.7% – CONTINUED

United States - 37.2% – (continued)

Colonial Properties Trust	63,304	$2,171

Corporate Office Properties Trust SBI MD	62,021	2,582

Corrections Corp. of America *	162,832	4,261

Cousins Properties, Inc.	50,531	1,484

DCT Industrial Trust, Inc.	224,399	2,349

Developers Diversified Realty Corp.	165,692	9,257

DiamondRock Hospitality Co	128,986	2,246

Digital Realty Trust, Inc.	81,235	3,200

Douglas Emmett, Inc.	74,163	1,834

Duke Realty Corp.	182,330	6,165

EastGroup Properties, Inc.	29,128	1,318

Education Realty Trust, Inc.	29,480	398

Entertainment Properties Trust	35,555	1,806

Equity Inns, Inc.	74,230	1,676

Equity Lifestyle Properties, Inc.	31,930	1,654

Equity One, Inc.	44,773	1,218

Equity Residential	366,139	15,510

Essex Property Trust, Inc.	33,208	3,904

Extra Space Storage, Inc.	78,010	1,201

Federal Realty Investment Trust	74,789	6,626

FelCor Lodging Trust, Inc.	80,190	1,598

First Industrial Realty Trust, Inc.	61,202	2,379

First Potomac Realty Trust	27,457	599

Forest City Enterprises, Inc.	101,391	5,593

General Growth Properties, Inc.	323,609	17,352

Getty Realty Corp.	20,435	556

Glimcher Realty Trust	45,311	1,065

GMH Communities Trust	43,620	338

HCP, Inc.	272,553	9,041

Health Care REIT, Inc.	106,712	4,721

Healthcare Realty Trust, Inc.	58,822	1,568

Hersha Hospitality Trust	43,710	433

Highwoods Properties, Inc.	76,858	2,818

Hilltop Holdings, Inc. *	46,080	541

Home Properties, Inc.	45,097	2,353

Hospitality Properties Trust	124,138	5,046

Host Hotels & Resorts, Inc.	691,869	15,525

HRPT Properties Trust	276,523	2,735

Inland Real Estate Corp.	79,613	1,233

Investors Real Estate Trust	54,146	585

Kilroy Realty Corp.	42,731	2,591

Kimco Realty Corp.	334,395	15,118

	NUMBER	VALUE
	OF SHARES	(000S)

COMMON STOCKS - 98.7% – CONTINUED

United States - 37.2% – (continued)

Kite Realty Group Trust	33,220	$624

LaSalle Hotel Properties	51,757	2,178

Lexington Realty Trust	85,220	1,705

Liberty Property Trust	121,785	4,897

LTC Properties, Inc.	27,497	651

Macerich (The) Co.	95,322	8,348

Mack-Cali Realty Corp.	89,510	3,679

Maguire Properties, Inc.	61,600	1,591

Medical Properties Trust, Inc.	57,625	767

Mid-America Apartment Communities, Inc.	32,924	1,641

National Healthcare Corp.	11,260	579

National Retail Properties, Inc.	86,134	2,100

Nationwide Health Properties, Inc.	120,756	3,638

Omega Healthcare Investors, Inc.	82,738	1,285

Parkway Properties, Inc./Md	18,975	837

Pennsylvania Real Estate Investment Trust	48,664	1,895

Post Properties, Inc.	57,209	2,214

Prologis	337,920	22,421

PS Business Parks, Inc.	19,497	1,108

Public Storage, Inc.	168,760	13,273

Ramco-Gershenson Properties	21,210	663

Realty Income Corp.	134,480	3,759

Regency Centers Corp.	91,260	7,004

Republic Property Trust	27,703	406

Saul Centers, Inc.	15,391	793

Senior Housing Properties Trust	110,307	2,433

Simon Property Group, Inc.	294,288	29,429

SL Green Realty Corp.	78,966	9,221

Sovran Self Storage, Inc.	26,101	1,196

Strategic Hotels & Resorts, Inc.	99,110	2,041

Sun Communities, Inc.	20,659	621

Sunstone Hotel Investors, Inc.	81,040	2,078

Tanger Factory Outlet Centers	38,680	1,570

Taubman Centers, Inc.	52,932	2,898

U-Store-It Trust	68,650	906

UDR, Inc.	175,356	4,265

UDR, Inc. *	5,060	123

Universal Health Realty Income Trust	12,344	439

Urstadt Biddle Properties, Inc.	19,439	301

Ventas, Inc.	177,165	7,335

Vornado Realty Trust	199,903	21,859

Washington Real Estate Investment Trust	61,629	2,045

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT   13   EQUITY INDEX FUNDS

equity index funds

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)

COMMON STOCKS - 98.7% – CONTINUED

United States - 37.2% – (continued)

Weingarten Realty Investors	114,537	$4,749

Winthrop Realty Trust	51,670	348

		443,474

Total Common Stocks

(Cost $1,183,132)		1,178,873

RIGHTS - 0.0%

Citycon OYJ *	182,553	32

Total Rights

(Cost $-)		32

INVESTMENT COMPANIES - 0.6%

F&C Commercial Property Trust Ltd.	389	956

ING UK Real Estate Income Trust Ltd.	430	893

Invesco UK Property Income Trust Ltd.	189	412

ISIS Property Ltd.	59	164

ISIS Property Trust 2 Ltd.	97	246

ProLogis European Properties	74	1,254

Sparkassen Immo Invest Genusscheine	3	380

Standard Life Investment Property Income Trust PLC	124	286

Teesland Advantage Property Income Trust Ltd.	178	385

UK Balanced Property Trust (The) Ltd.	243	836

UK Commercial Property Trust Ltd.	326	560

Westbury Property Fund (The) Ltd.	125	380

Total Investment Companies

(Cost $7,208)		6,752

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

SHORT-TERM INVESTMENT - 0.1%

ABN Amro Bank, Amsterdam, Eurodollar Time Deposit, 5.50%, 10/1/07	$1,429	1,429

Total Short-Term Investment

(Cost $1,429)		1,429

Total Investments - 99.4%

(Cost $1,191,769)		1,187,086

Other Assets less Liabilities - 0.6%		7,027

NET ASSETS - 100.0%		$1,194,113
*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the Global Real Estate Index Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Capital Markets	0.2%

Commercial Service & Supply	0.4

Healthcare Providers & Services	0.1

Hotels Restaurants & Leisure	0.2

Household Durables	0.1

Industrial Conglomerates	6.8

Real Estate	0.2

Real Estate Investment Trusts	63.2

Real Estate Management/Development	28.8

Total	100.0%
At September 30, 2007, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	LOSS
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
Singapore		Hong Kong
Dollar	232	Dollar	1,200	9/27/07	$(1)

		Norwegian
U.S. Dollar	20	Krone	108	10/1/07	-

		Polish
U.S. Dollar	20	Zloty	53	10/1/07	-

		Australian
U.S. Dollar	100	Dollar	113	10/2/07	-

		Hong Kong
U.S. Dollar	200	Dollar	1,555	10/2/07	-

Total					$(1)

    See Notes to the Financial Statements.
EQUITY INDEX FUNDS      14      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)
At September 30, 2007, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
U.S. Dollar	37.7%

Australian Dollar	12.8

Japanese Yen	12.8

Hong Kong Dollar	11.5

Euro	9.0

British Pound	8.4

All other currencies less than 5%	7.8

Total	100.0%

  See Notes to the Financial Statements.
NORTHERN FUND SEMIANNUAL REPORT      15      EQUITY INDEX FUNDS

equity index funds

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6%

Australia - 6.3%

ABC Learning Centres Ltd.	32,918	$192

AGL Energy Ltd.	57,195	806

Alumina Ltd.	138,362	878

Amcor Ltd.	123,482	810

AMP Ltd.	239,673	2,244

Ansell Ltd.	5,525	61

APN News & Media Ltd.	9,689	45

Aristocrat Leisure Ltd.	44,804	553

Asciano Group *	64,332	513

ASX Ltd.	22,770	1,087

Australia & New Zealand Banking Group Ltd.	227,893	6,013

AXA Asia Pacific Holdings Ltd.	94,494	655

Babcock & Brown International Pty Ltd.	29,699	725

BHP Billiton Ltd.	410,340	16,241

Billabong International Ltd.	11,476	153

BlueScope Steel Ltd.	95,984	917

Boral Ltd.	72,787	465

Brambles Ltd.	180,991	2,373

Caltex Australia Ltd.	15,266	319

Centro Properties Group	112,486	737

CFS Gandel Retail Trust	183,099	389

Challenger Financial Services Group Ltd.	4,771	26

Coca-Cola Amatil Ltd.	69,954	559

Cochlear Ltd.	6,748	467

Coles Group Ltd.	144,793	1,981

Commonwealth Bank of Australia	158,693	7,950

Commonwealth Property Office Fund	175,086	259

Computershare Ltd.	68,630	566

CSL Ltd.	22,690	2,163

CSR Ltd.	100,346	277

DB RREEF Trust	382,721	683

Downer EDI Ltd.	26,445	147

Fairfax Media Ltd.	154,919	650

Fortescue Metals Group Ltd. *	18,211	772

Foster’s Group Ltd.	254,369	1,476

Futuris Corp. Ltd.	8,966	17

Goodman Fielder Ltd.	111,815	256

Goodman Group	189,901	1,166

GPT Group	261,063	1,183

Harvey Norman Holdings Ltd.	64,926	344

Iluka Resources Ltd.	5,578	27

ING Industrial Fund	8,541	22

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Australia - 6.3% – (continued)

Insurance Australia Group Ltd.	221,396	$1,033

Leighton Holdings Ltd.	18,580	850

Lend Lease Corp. Ltd.	45,018	756

Lion Nathan Ltd.	31,803	261

Macquarie Airports	36,653	142

Macquarie Bank Ltd.	32,550	2,441

Macquarie Communications Infrastructure Group	42,556	230

Macquarie Infrastructure Group	350,097	970

Macquarie Office Trust	205,616	286

Mirvac Group	143,739	696

Multiplex Group	19,763	88

National Australia Bank Ltd.	199,221	7,028

Newcrest Mining Ltd.	44,815	1,115

Newcrest Mining Ltd. IPO	15,685	390

OneSteel Ltd.	44,038	270

Orica Ltd.	38,503	1,030

Origin Energy Ltd.	106,400	974

Pacific Brands Ltd.	22,810	63

Paladin Resources Ltd. *	28,883	199

PaperlinX Ltd.	10,058	27

Perpetual Ltd.	4,700	305

Publishing & Broadcasting Ltd.	56,404	987

Qantas Airways Ltd.	111,307	552

QBE Insurance Group Ltd.	106,875	3,209

Rio Tinto Ltd.	35,094	3,374

Santos Ltd.	76,000	1,016

Sonic Healthcare Ltd.	38,220	530

Stockland	181,106	1,448

Stockland - New *	4,720	37

Suncorp-Metway Ltd.	113,262	2,043

Symbion Health Ltd.	84,728	314

TABCORP Holdings Ltd.	70,591	950

Tattersall’s Ltd.	141,878	500

Telstra Corp. Ltd.	373,674	1,448

Telstra Corp. Ltd. - Installment Receipts	181,572	461

Toll Holdings Ltd.	70,858	825

Transurban Group	133,104	863

Wesfarmers Ltd.	48,997	1,828

Westfield Group	215,851	4,161

Westpac Banking Corp.	227,822	5,769

Woodside Petroleum Ltd.	61,366	2,737

Woolworths Ltd.	148,230	3,913

    See Notes to the Financial Statements.
EQUITY INDEX FUNDS      16      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Australia - 6.3% – (continued)

WorleyParsons Ltd.	20,219	$762

Zinifex Ltd.	62,408	983

		115,031

Austria - 0.6%

Andritz A.G.	4,430	306

BWIN Interactive Entertainment A.G. *	1,650	39

Erste Bank der Oesterreichischen Sparkassen A.G.	23,800	1,816

Flughafen Wien A.G.	530	55

Immoeast A.G. *	50,330	549

IMMOFINANZ A.G.	57,704	721

Mayr-Melnhof Karton A.G.	840	93

Meinl European Land Ltd. A.G. *	38,088	544

OMV A.G.	21,110	1,411

Raiffeisen International Bank Holding A.G.	4,580	670

RHI A.G. *	800	37

Telekom Austria A.G.	45,550	1,193

Verbund - Oesterreichische Elektrizitaetswirtschafts A.G., Class A	9,110	525

Voestalpine A.G.	14,210	1,229

Wiener Staedtische Versicherung A.G.	3,360	235

Wienerberger A.G.	8,280	518

		9,941

Belgium - 1.1%

AGFA-Gevaert N.V.	15,368	296

Barco N.V.	789	68

Bekaert N.V.	1,703	229

Belgacom S.A.	19,676	914

Cofinimmo	718	127

Colruyt S.A.	2,023	428

Compagnie Maritime Belge S.A.	1,010	75

D’ieteren S.A.	176	79

Delhaize Group	9,774	937

Dexia S.A.	64,143	1,944

Euronav N.V.	1,367	43

Fortis	152,021	4,480

Groupe Bruxelles Lambert S.A.	10,001	1,214

InBev N.V.	22,887	2,076

KBC Groep N.V.	22,415	3,087

Mobistar S.A.	4,169	365

Omega Pharma S.A.	2,138	188

Solvay S.A., Class A	7,982	1,159

UCB S.A.	14,267	843

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Belgium - 1.1% – (continued)

Umicore	3,045	$728

		19,280

Bermuda - 0.1%

Frontline Ltd.	6,550	322

SeaDrill Ltd. *	32,800	738

		1,060

China - 0.1%

Belle International Holdings Ltd.	235,000	309

Foxconn International Holdings Ltd. *	275,000	754

Tencent Holdings Ltd.	110,000	711

Tingyi Cayman Islands Holding Corp.	136,000	212

		1,986

Denmark - 0.9%

A.P. Moller - Maersk A/S	136	1,869

Bang & Olufsen A/S, Class B	1,176	133

Carlsberg A/S, Class B	4,200	574

Coloplast A/S, Class B	2,956	281

D/S Torm A/S	1,677	68

Danisco A/S	6,101	475

Danske Bank A/S	56,842	2,310

DSV A/S	25,860	610

East Asiatic Co. Ltd. A/S	1,740	130

FLSmidth & Co. A/S	6,897	734

GN Store Nord A/S *	23,702	241

H. Lundbeck A/S	4,702	128

Jyske Bank (Registered) *	6,888	536

NKT Holding A/S	1,907	214

Novo-Nordisk A/S, Class B	29,879	3,609

Novozymes A/S, Class B	5,688	715

Sydbank A/S	5,377	234

Topdanmark A/S *	2,152	354

TrygVesta A/S	3,524	283

Vestas Wind Systems A/S *	23,713	1,875

William Demant Holding A/S *	3,763	333

		15,706

Finland - 1.8%

Amer Sports OYJ, Class A	5,250	122

Cargotec Corp., Class B	4,349	214

Elisa OYJ	18,830	586

Fortum OYJ	54,995	2,020

KCI Konecranes OYJ	3,474	140

Kesko OYJ, Class B	8,459	562

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      17      EQUITY INDEX FUNDS

equity index funds
SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Finland - 1.8% – (continued)

Kone OYJ, Class B	9,882	$721

Metso OYJ	15,752	1,086

Neste Oil OYJ	16,046	588

Nokia OYJ	500,456	19,042

Nokian Renkaat OYJ	14,006	549

OKO Bank PLC, Class A	7,680	159

Orion OYJ, Class B	9,541	243

Outokumpu OYJ	14,400	518

Rautaruukki OYJ	10,484	636

Sampo OYJ, Class A	53,408	1,632

Sanoma-WSOY OYJ	8,226	256

Stora Enso OYJ (Registered)	72,934	1,422

TietoEnator OYJ	8,300	186

UPM-Kymmene OYJ	65,422	1,584

Uponor OYJ	6,300	196

Wartsila OYJ, Class B	9,092	623

YIT OYJ	18,019	536

		33,621

France - 9.1%

Accor S.A.	23,853	2,120

ADP	4,239	489

Air France-KLM	15,519	571

Air Liquide	29,831	3,996

Alcatel-Lucent	284,747	2,926

Alstom	12,878	2,620

Atos Origin S.A. *	8,526	496

AXA S.A.	193,015	8,644

BNP Paribas	102,385	11,214

Bouygues	27,692	2,391

Business Objects S.A. *	10,442	466

Cap Gemini S.A.	16,789	1,036

Carrefour S.A.	73,441	5,150

Casino Guichard Perrachon S.A.	4,778	501

Cie de Saint-Gobain	40,700	4,251

Cie Generale d’Optique Essilor International S.A.	24,763	1,555

CNP Assurances	5,368	687

Credit Agricole S.A.	81,596	3,150

Dassault Systemes S.A.	7,412	487

France Telecom S.A.	222,294	7,452

Gaz de France S.A.	22,818	1,187

Gecina S.A.	1,699	289

Groupe Danone	54,026	4,256

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

France - 9.1% – (continued)

Hermes International	8,646	$974

Icade	2,073	151

Imerys S.A.	2,766	253

Klepierre	8,700	500

L’Oreal S.A.	30,807	4,045

Lafarge S.A.	18,500	2,869

Lagardere S.C.A.	15,720	1,339

LVMH Moet Hennessy Louis Vuitton S.A.	30,169	3,620

M6-Metropole Television	4,527	131

Michelin Compagnie Generale des Establissements, Class B	17,849	2,402

Neopost S.A.	3,499	494

PagesJaunes Groupe S.A.	13,903	286

Pernod-Ricard S.A.	11,237	2,454

Peugeot S.A.	18,914	1,562

PPR	9,429	1,776

Publicis Groupe	17,399	716

Renault S.A.	22,846	3,313

Safran S.A.	19,409	469

Sanofi-Aventis	124,975	10,591

Schneider Electric S.A.	26,707	3,377

SCOR SE	19,005	510

Societe BIC S.A.	2,621	225

Societe Des Autoroutes Paris-Rhin-Rhone	2,163	228

Societe Generale	45,093	7,574

Societe Television Francaise 1	15,258	410

Sodexho Alliance S.A.	10,580	732

Suez S.A.	125,670	7,407

Suez S.A. (Strip VVPR) *	8,460	-

Technip S.A.	12,484	1,117

Thales S.A.	11,658	684

Thomson	26,904	410

Total S.A.	262,851	21,391

Unibail	9,156	2,359

Valeo S.A.	6,840	381

Vallourec	5,824	1,679

Veolia Environment	42,736	3,683

Vinci S.A.	49,067	3,837

Vivendi	141,618	5,983

Zodiac S.A.	2,141	154

		166,020

    See Notes to the Financial Statements.
EQUITY INDEX FUNDS     18      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Germany - 7.7%

Adidas A.G.	25,397	$1,667

Allianz S.E. (Registered)	54,807	12,817

Altana A.G.	7,989	193

BASF A.G.	61,142	8,465

Bayer A.G.	88,662	7,063

Beiersdorf A.G.	10,827	812

Bilfinger & Berger A.G.	4,676	366

Celesio A.G.	10,084	637

Commerzbank A.G.	76,734	3,109

Continental A.G.	16,258	2,250

DaimlerChrysler A.G. (Registered)	113,053	11,398

Deutsche Bank A.G. (Registered)	62,220	8,026

Deutsche Boerse A.G.	24,630	3,357

Deutsche Lufthansa A.G. (Registered)	28,492	820

Deutsche Post A.G. (Registered)	95,591	2,783

Deutsche Postbank A.G.	9,413	692

Deutsche Telekom A.G. (Registered)	346,229	6,809

Douglas Holding A.G.	3,770	236

E.ON A.G.	76,114	14,085

Fresenius Medical Care A.G. & Co. KGaA	22,090	1,175

Heidelberger Druckmaschinen	6,784	297

Henkel KGaA	12,851	609

Hochtief A.G.	5,132	623

Hypo Real Estate Holding A.G.	16,347	930

Infineon Technologies A.G. *	93,743	1,618

IVG Immobilien A.G.	9,670	361

KarstadtQuelle A.G. *	5,818	195

Linde A.G.	14,666	1,823

MAN A.G.	13,992	2,038

Merck KGaA	7,909	955

Metro A.G.	20,224	1,828

MLP A.G.	4,394	59

Muenchener Rueckversicherungs A.G. (Registered)	25,764	4,956

Premiere A.G. *	8,244	178

Puma A.G. Rudolf Dassler Sport A.G.	777	334

Rheinmetall A.G.	4,535	361

RWE A.G.	54,348	6,841

Salzgitter A.G.	4,980	979

SAP A.G.	108,387	6,350

Siemens A.G. (Registered)	104,035	14,316

Solarworld A.G.	7,782	448

Suedzucker A.G.	5,958	120

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Germany - 7.7% – (continued)

ThyssenKrupp A.G.	44,616	$2,844

TUI A.G. *	26,341	708

Volkswagen A.G.	19,368	4,381

Wincor Nixdorf A.G.	3,410	282

		141,194

Greece - 0.7%

Alpha Bank A.E.	48,418	1,689

Coca Cola Hellenic Bottling Co. S.A.	14,170	819

Cosmote Mobile Telecommunications S.A.	14,510	499

EFG Eurobank Ergasias S.A.	39,713	1,398

Folli-Follie S.A. (Registered)	320	13

Hellenic Exchanges Holding S.A.	3,790	122

Hellenic Petroleum S.A.	12,050	193

Hellenic Technodomiki Tev S.A.	14,160	189

Hellenic Telecommunications Organization S.A.	45,800	1,699

Motor Oil Hellas Corinth Refineries S.A.	2,130	56

National Bank of Greece S.A.	50,460	3,219

OPAP S.A.	29,050	1,128

Piraeus Bank S.A.	40,150	1,436

Public Power Corp. S.A.	13,610	540

Titan Cement Co. S.A.	6,840	354

Viohalco	11,820	195

		13,549

Hong Kong - 1.9%

ASM Pacific Technology	20,000	177

Bank of East Asia Ltd.	172,973	970

BOC Hong Kong Holdings Ltd.	480,000	1,217

Cathay Pacific Airways Ltd.	173,000	473

Cheung Kong Holdings Ltd.	184,000	3,035

Cheung Kong Infrastructure Holdings Ltd.	45,000	169

CLP Holdings Ltd.	165,000	1,142

Esprit Holdings Ltd.	132,000	2,098

Giordano International Ltd.	46,000	23

Hang Lung Properties Ltd.	259,000	1,160

Hang Seng Bank Ltd.	94,300	1,676

Henderson Land Development Co. Ltd.	112,000	889

Hong Kong & China Gas Co. Ltd.	446,900	1,041

Hong Kong Electric Holdings Ltd.	180,500	938

Hong Kong Exchanges and Clearing Ltd.	132,000	4,036

Hopewell Holdings Ltd.	87,000	415

    See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      19      EQUITY INDEX FUNDS

equity index funds

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Hong Kong - 1.9% – (continued)

Hutchison Telecommunications International Ltd.	169,000	$235

Hutchison Whampoa Ltd.	266,000	2,846

Hysan Development Co. Ltd.	73,140	203

Johnson Electric Holdings Ltd.	157,000	82

Kerry Properties Ltd.	76,821	590

Kingboard Chemicals Holdings Ltd.	77,000	491

Li & Fung Ltd.	272,800	1,158

Link REIT (The)	270,000	594

Melco International Development	45,000	84

MTR Corp.	174,172	519

New World Development Ltd.	324,139	897

Noble Group Ltd.	122,000	178

Orient Overseas International Ltd.	15,700	149

PCCW Ltd.	490,000	324

Shangri-La Asia Ltd.	142,000	479

Sino Land Co.	172,866	430

Sun Hung Kai Properties Ltd.	173,000	2,916

Swire Pacific Ltd., Class A	108,500	1,316

Techtronic Industries Co.	117,000	133

Television Broadcasts Ltd.	32,000	192

Wharf Holdings Ltd.	160,000	787

Wing Hang Bank Ltd.	11,000	127

Yue Yuen Industrial Holdings	90,000	269

		34,458

Ireland - 0.8%

Allied Irish Banks PLC	108,218	2,626

Bank of Ireland	122,182	2,267

C&C Group PLC	41,701	345

CRH PLC	67,372	2,678

DCC PLC	10,097	298

Depfa Bank PLC	43,029	892

Elan Corp. PLC *	57,524	1,207

Experian Group Ltd.	129,562	1,370

Grafton Group PLC *	28,618	320

Greencore Group PLC	3,313	21

Iaws Group PLC	15,103	336

Independent News & Media PLC	65,416	244

Irish Life & Permanent PLC	34,145	758

Kerry Group PLC, Class A	17,849	530

Kingspan Group PLC (Dublin Exchange)	16,023	352

Paddy Power PLC	3,948	138

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Ireland - 0.8% – (continued)

Ryanair Holdings PLC ADR *	5,370	$223

		14,605

Italy - 3.6%

Alleanza Assicurazioni S.p.A.	52,364	698

Arnoldo Mondadori Editore S.p.A.	13,201	128

Assicurazioni Generali S.p.A.	129,486	5,703

Atlantia S.p.A.	33,307	1,126

Autogrill S.p.A.	13,187	254

Banca Monte dei Paschi di Siena S.p.A.	136,329	837

Banca Popolare di Milano Scrl	51,462	761

Banco Popolare Scarl *	81,832	1,835

Bulgari S.p.A.	15,522	244

Capitalia S.p.A.	198,217	1,895

Enel S.p.A.	531,119	6,019

ENI S.p.A.	317,828	11,789

Fiat S.p.A.	88,623	2,683

Finmeccanica S.p.A.	36,685	1,070

Fondiaria-Sai S.p.A.	6,656	313

Intesa Sanpaolo S.p.A.	942,636	7,285

Intesa Sanpaolo S.p.A. (RNC)	115,295	845

Italcementi S.p.A.	5,715	127

Lottomatica S.p.A.	6,116	221

Luxottica Group S.p.A.	17,268	588

Mediaset S.p.A.	94,653	978

Mediobanca S.p.A.	62,774	1,374

Mediolanum S.p.A.	26,828	190

Parmalat S.p.A.	197,447	702

Pirelli & C. S.p.A. *	309,841	374

Seat Pagine Gialle S.p.A.	426,520	238

Snam Rete Gas S.p.A.	109,502	682

Telecom Italia S.p.A.	1,322,332	4,024

Telecom Italia S.p.A. (RNC)	737,923	1,781

Terna S.p.A.	133,735	495

UniCredito Italiano S.p.A. (Milan Exchange)	955,621	8,183

Unione di Banche Italiane SCPA	74,642	2,008

		65,450

Japan - 19.6%

77 Bank (The) Ltd.	18,000	121

Access Co. Ltd. *	11	36

Acom Co. Ltd.	8,120	181

Aderans Holdings Co. Ltd.	2,400	50

Advantest Corp.	19,900	621

    See Notes to the Financial Statements.
EQUITY INDEX FUNDS     20      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Japan - 19.6% – (continued)

Aeon Co. Ltd.	79,800	$1,129

Aeon Credit Service Co. Ltd.	9,100	98

Aeon Mall Co. Ltd.	2,200	67

Aiful Corp.	9,950	156

Aisin Seiki Co. Ltd.	23,700	949

Ajinomoto Co., Inc.	76,000	954

Alfresa Holdings Corp.	2,400	153

All Nippon Airways Co. Ltd.	87,000	340

Alps Electric Co. Ltd.	18,600	224

Amada Co. Ltd.	46,000	515

Aoyama Trading Co. Ltd.	7,300	186

Asahi Breweries Ltd.	52,400	800

Asahi Glass Co. Ltd.	118,000	1,590

Asahi Kasei Corp.	147,000	1,189

Asatsu-DK, Inc.	3,200	103

Asics Corp.	20,000	310

Astellas Pharma, Inc.	65,800	3,161

Autobacs Seven Co. Ltd.	2,400	62

Bank of Kyoto (The) Ltd.	36,000	437

Bank of Yokohama (The) Ltd.	150,000	1,037

Benesse Corp.	8,600	330

Bridgestone Corp.	76,100	1,685

Canon Marketing Japan, Inc.	9,700	195

Canon, Inc.	130,600	7,140

Casio Computer Co. Ltd.	31,000	445

Central Glass Co. Ltd.	12,000	61

Central Japan Railway Co.	193	2,053

Chiba Bank (The) Ltd.	97,000	751

Chiyoda Corp.	19,000	343

Chubu Electric Power Co., Inc.	81,900	2,124

Chugai Pharmaceutical Co. Ltd.	34,600	572

Circle K Sunkus Co. Ltd.	2,000	31

Citizen Holdings Co. Ltd.	42,500	428

Coca-Cola West Holdings Co. Ltd.	4,700	111

COMSYS Holdings Corp.	13,000	143

Credit Saison Co. Ltd.	20,300	524

CSK Holdings Corp.	7,800	305

Dai Nippon Printing Co. Ltd.	76,000	1,088

Daicel Chemical Industries Ltd.	38,000	301

Daido Steel Co. Ltd.	41,000	350

Daiichi Sankyo Co Ltd.	85,900	2,584

Daikin Industries Ltd.	32,500	1,567

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Japan - 19.6% – (continued)

Dainippon Ink & Chemicals, Inc.	85,000	$377

Dainippon Screen Manufacturing Co. Ltd.	23,000	139

Daito Trust Construction Co. Ltd.	10,700	517

Daiwa House Industry Co. Ltd.	63,000	823

Daiwa Securities Group, Inc.	166,000	1,583

Denki Kagaku Kogyo KK	60,000	337

Denso Corp.	60,000	2,265

Dentsu, Inc.	248	705

Dowa Mining Co. Ltd.	34,000	431

E*Trade Securities Co. Ltd.	166	158

eAccess Ltd.	14	8

East Japan Railway Co.	417	3,294

Ebara Corp.	46,000	213

EDION Corp.	3,000	33

Eisai Co. Ltd.	31,500	1,491

Electric Power Development Co.	17,900	698

Elpida Memory, Inc. *	12,600	464

FamilyMart Co. Ltd.	7,400	193

Fanuc Ltd.	23,600	2,410

Fast Retailing Co. Ltd.	6,800	393

Fuji Electric Holdings Co. Ltd.	74,000	330

Fuji Soft, Inc.	1,900	39

Fuji Television Network, Inc.	64	129

FUJIFILM Holdings Corp.	60,200	2,787

Fujikura Ltd.	49,000	311

Fujitsu Ltd.	226,000	1,600

Fukuoka Financial Group, Inc.	77,000	452

Furukawa Electric (The) Co. Ltd.	85,000	417

Glory Ltd.	7,100	226

Goodwill Group, Inc. (The) *	61	11

Gunma Bank (The) Ltd.	50,000	334

Hachijuni Bank (The) Ltd.	49,523	357

Hakuhodo DY Holdings, Inc.	2,770	195

H2O Retailing Corp.	10,000	83

Hankyu Hanshin Holdings, Inc.	153,800	787

Haseko Corp. *	135,500	325

Hikari Tsushin, Inc.	2,200	60

Hino Motors Ltd.	25,000	191

Hirose Electric Co. Ltd.	4,000	487

Hiroshima Bank (The) Ltd.	65,000	355

Hitachi Chemical Co. Ltd.	13,700	284

Hitachi Construction Machinery Co. Ltd.	13,300	532
   See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      21      EQUITY INDEX FUNDS

equity index funds
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Japan - 19.6% – (continued)

Hitachi High-Technologies Corp.	8,000	$183

Hitachi Ltd.	414,000	2,761

Hokkaido Electric Power Co., Inc.	20,000	433

Hokuhoku Financial Group, Inc.	146,000	414

Honda Motor Co. Ltd.	190,400	6,408

House Foods Corp.	9,000	157

Hoya Corp.	50,400	1,723

Ibiden Co. Ltd.	15,500	1,307

Idemitsu Kosan Co. Ltd.	3,000	338

IHI Corp.	163,000	513

Inpex Holdings, Inc.	100	1,029

Isetan Co. Ltd.	23,500	317

Ito En Ltd.	7,300	178

Itochu Corp.	186,000	2,262

Itochu Techno-Science Corp.	3,700	131

J Front Retailing Co. Ltd. *	56,200	554

Jafco Co. Ltd.	3,600	134

Japan Airlines Corp. *	66,000	143

Japan Petroleum Exploration Co.	2,000	149

Japan Prime Realty Investment Corp.	71	297

Japan Real Estate Investment Corp.	48	578

Japan Retail Fund Investment Corp.	44	384

Japan Steel Works Ltd.	46,000	765

Japan Tobacco, Inc.	552	3,037

JFE Holdings, Inc.	71,100	5,046

JGC Corp.	26,000	502

Joyo Bank (The) Ltd.	82,000	458

JS Group Corp.	34,000	592

JSR Corp.	22,000	540

JTEKT Corp.	25,600	452

Jupiter Telecommunications Co. Ltd. *	277	215

Kajima Corp.	113,000	389

Kamigumi Co. Ltd.	34,000	286

Kaneka Corp.	41,000	345

Kansai Electric Power Co., Inc.	95,300	2,181

Kansai Paint Co. Ltd.	27,000	207

Kao Corp.	64,000	1,914

Kawasaki Heavy Industries Ltd.	182,000	714

Kawasaki Kisen Kaisha Ltd.	71,000	1,044

KDDI Corp.	301	2,236

Keihin Electric Express Railway Co. Ltd.	55,000	357

Keio Corp.	71,000	443

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Japan - 19.6% – (continued)

Keisei Electric Railway Co. Ltd.	29,000	$161

Keyence Corp.	4,400	978

Kikkoman Corp.	20,000	302

Kinden Corp.	10,000	92

Kintetsu Corp.	201,000	626

Kirin Brewery Co. Ltd.	99,000	1,312

Kobe Steel Ltd.	333,000	1,246

Kokuyo Co. Ltd.	10,000	104

Komatsu Ltd.	110,400	3,716

Komori Corp.	1,000	25

Konami Corp.	11,400	311

Konica Minolta Holdings, Inc.	59,500	1,010

Kose Corp.	2,800	74

Kubota Corp.	138,000	1,138

Kuraray Co. Ltd.	46,000	584

Kurita Water Industries Ltd.	14,200	483

Kyocera Corp.	20,200	1,897

Kyowa Hakko Kogyo Co. Ltd.	41,000	423

Kyushu Electric Power Co., Inc.	46,400	1,230

Lawson, Inc.	8,100	256

Leopalace21 Corp.	16,700	549

Mabuchi Motor Co. Ltd.	2,200	144

Makita Corp.	15,000	659

Marubeni Corp.	204,000	1,875

Marui Co. Ltd.	36,400	402

Matsui Securities Co. Ltd.	8,600	66

Matsumotokiyoshi Co. Ltd.	3,300	61

Matsushita Electric Industrial Co. Ltd.	240,000	4,510

Matsushita Electric Works Ltd.	46,000	556

Mediceo Paltac Holdings Co. Ltd.	18,200	279

Meiji Dairies Corp.	36,000	204

Meiji Seika Kaisha Ltd.	34,000	171

Meitec Corp.	4,100	120

Millea Holdings, Inc.	90,900	3,662

Minebea Co. Ltd.	49,000	336

Mitsubishi Chemical Holdings Corp.	147,000	1,282

Mitsubishi Corp.	165,400	5,249

Mitsubishi Electric Corp.	238,000	2,988

Mitsubishi Estate Co. Ltd.	144,000	4,131

Mitsubishi Gas Chemical Co., Inc.	49,000	455

Mitsubishi Heavy Industries Ltd.	395,000	2,587

Mitsubishi Logistics Corp.	6,000	85

   See Notes to the Financial Statements.
EQUITY INDEX FUNDS      22      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Japan - 19.6% – (continued)

Mitsubishi Materials Corp.	143,000	$890

Mitsubishi Rayon Co. Ltd.	68,000	483

Mitsubishi UFJ Financial Group, Inc.	1,028	9,053

Mitsubishi UFJ Lease & Finance Co. Ltd.	2,500	83

Mitsui & Co. Ltd.	208,000	5,060

Mitsui Chemicals, Inc.	78,000	776

Mitsui Engineering & Shipbuilding Co. Ltd.	95,000	539

Mitsui Fudosan Co. Ltd.	103,000	2,865

Mitsui Mining & Smelting Co. Ltd.	78,000	337

Mitsui O.S.K. Lines Ltd.	135,000	2,191

Mitsui Sumitomo Insurance Co. Ltd.	150,000	1,764

Mitsui Trust Holdings, Inc.	92,000	719

Mitsukoshi Ltd.	55,000	250

Mitsumi Electric Co. Ltd.	8,900	364

Mizuho Financial Group, Inc.	1,208	6,899

Murata Manufacturing Co. Ltd.	26,500	1,913

Namco Bandai Holdings, Inc.	25,800	376

NEC Corp.	248,000	1,207

NEC Electronics Corp. *	2,800	81

NGK Insulators Ltd.	33,000	1,065

NGK Spark Plug Co. Ltd.	22,000	342

NHK Spring Co. Ltd.	17,000	130

Nichirei Corp.	28,000	129

Nidec Corp.	13,500	945

Nikko Cordial Corp.	50,200	632

Nikon Corp.	40,000	1,378

Nintendo Co. Ltd.	12,100	6,309

Nippon Building Fund, Inc.	57	830

Nippon Electric Glass Co. Ltd.	41,500	669

Nippon Express Co. Ltd.	104,000	518

Nippon Meat Packers, Inc.	25,000	278

Nippon Mining Holdings, Inc.	111,500	1,122

Nippon Oil Corp.	154,000	1,433

Nippon Paper Group, Inc.	116	359

Nippon Sheet Glass Co. Ltd.	77,000	471

Nippon Shokubai Co. Ltd.	3,000	29

Nippon Steel Corp.	707,000	5,098

Nippon Telegraph & Telephone Corp.	638	2,987

Nippon Yusen Kabushiki Kaisha	135,000	1,321

Nishi-Nippon City Bank (The) Ltd.	67,000	189

Nissan Chemical Industries Ltd.	18,000	223

Nissan Motor Co. Ltd.	277,800	2,788

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Japan - 19.6% – (continued)

Nisshin Seifun Group, Inc.	25,000	$236

Nisshin Steel Co. Ltd.	97,000	438

Nisshinbo Industries, Inc.	17,000	237

Nissin Food Products Co. Ltd.	11,700	418

Nitori Co Ltd.	5,000	237

Nitto Denko Corp.	20,700	964

NOK Corp.	14,600	313

Nomura Holdings, Inc.	216,700	3,639

Nomura Real Estate Holdings, Inc.	7,000	205

Nomura Real Estate Office Fund, Inc.	30	314

Nomura Research Institute Ltd.	14,100	481

NSK Ltd.	58,000	510

NTN Corp.	53,000	474

NTT Data Corp.	157	701

NTT DoCoMo, Inc.	1,969	2,816

NTT Urban Development Corp.	155	322

Obayashi Corp.	78,000	362

Obic Co. Ltd.	970	188

Odakyu Electric Railway Co. Ltd.	80,000	517

OJI Paper Co. Ltd.	104,000	504

Oki Electric Industry Co. Ltd. *	50,000	86

Okuma Corp.	18,000	263

Okumura Corp.	13,000	66

Olympus Corp.	29,000	1,193

Omron Corp.	25,700	681

Onward Holdings Co. Ltd.	16,000	162

Oracle Corp. Japan	4,700	215

Oriental Land Co. Ltd.	6,500	377

ORIX Corp.	11,170	2,552

Osaka Gas Co. Ltd.	243,000	854

Otsuka Corp.	2,300	226

Park24 Co. Ltd.	9,400	85

Pioneer Corp.	17,400	214

Promise Co. Ltd.	9,600	234

QP Corp.	5,000	46

Rakuten, Inc.	854	335

Resona Holdings, Inc.	709	1,218

Ricoh Co. Ltd.	83,000	1,759

Rohm Co. Ltd.	12,400	1,097

Round One Corp.	17	38

Ryohin Keikaku Co. Ltd.	2,800	161

Sanken Electric Co. Ltd.	10,000	49

   See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      23      EQUITY INDEX FUNDS

equity index funds
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Japan - 19.6% – (continued)

Sankyo Co. Ltd.	7,500	$304

Santen Pharmaceutical Co. Ltd.	6,000	150

Sanwa Shutter Corp.	18,000	101

Sanyo Electric Co. Ltd. *	207,000	341

Sapporo Hokuyo Holdings, Inc.	37	368

Sapporo Holdings Ltd.	31,000	205

SBI Holdings, Inc.	1,163	306

Secom Co. Ltd.	25,700	1,239

Sega Sammy Holdings, Inc.	25,800	344

Seiko Epson Corp.	15,800	392

Seino Holdings Corp.	12,000	111

Sekisui Chemical Co. Ltd.	58,000	426

Sekisui House Ltd.	62,000	782

Seven & I Holdings Co. Ltd.	101,100	2,605

Sharp Corp.	123,000	2,236

Shimachu Co. Ltd.	4,900	130

Shimamura Co. Ltd.	2,800	262

Shimano, Inc.	8,700	305

Shimizu Corp.	77,000	420

Shin-Etsu Chemical Co. Ltd.	50,300	3,482

Shinko Electric Industries	6,000	133

Shinko Securities Co. Ltd.	67,000	311

Shinsei Bank Ltd.	179,000	565

Shionogi & Co. Ltd.	37,000	571

Shiseido Co. Ltd.	42,000	934

Shizuoka Bank (The) Ltd.	71,000	691

Showa Denko K.K.	139,000	527

Showa Shell Sekiyu K.K.	22,700	292

SMC Corp. of Japan	7,100	974

Softbank Corp.	89,300	1,651

Sojitz Corp.	125,600	548

Sompo Japan Insurance, Inc.	102,000	1,172

Sony Corp.	122,400	5,944

Stanley Electric Co. Ltd.	18,800	454

Sumco Corp.	14,700	600

Sumitomo Bakelite Co. Ltd.	22,000	127

Sumitomo Chemical Co. Ltd.	192,000	1,649

Sumitomo Corp.	131,100	2,538

Sumitomo Electric Industries Ltd.	91,500	1,460

Sumitomo Heavy Industries Ltd.	71,000	916

Sumitomo Metal Industries Ltd.	503,000	2,938

Sumitomo Metal Mining Co. Ltd.	68,000	1,654

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Japan - 19.6% – (continued)

Sumitomo Mitsui Financial Group, Inc.	807	$6,298

Sumitomo Realty & Development Co. Ltd.	47,000	1,656

Sumitomo Rubber Industries, Inc.	21,000	264

Sumitomo Titanium Corp.	2,100	183

Sumitomo Trust & Banking (The) Co. Ltd.	158,000	1,197

Suruga Bank (The) Ltd.	15,000	184

Suzuken Co. Ltd.	8,100	273

T&D Holdings, Inc.	23,900	1,473

Taiheiyo Cement Corp.	113,000	431

Taisei Corp.	124,000	360

Taisho Pharmaceutical Co. Ltd.	18,000	355

Taiyo Nippon Sanso Corp.	38,000	342

Taiyo Yuden Co. Ltd.	14,000	278

Takara Holdings, Inc.	19,000	112

Takashimaya Co. Ltd.	37,000	411

Takeda Pharmaceutical Co. Ltd.	103,100	7,263

Takefuji Corp.	14,570	290

Tanabe Seiyaku Co Ltd.	25,000	316

TDK Corp.	15,400	1,353

Teijin Ltd.	115,000	563

Terumo Corp.	20,900	1,057

THK Co. Ltd.	15,800	334

TIS, Inc.	4,100	80

Tobu Railway Co. Ltd.	99,000	466

Toho Co. Ltd. of Tokyo	14,800	293

Tohoku Electric Power Co., Inc.	53,200	1,139

Tokai Rika Co. Ltd.	3,000	84

Tokuyama Corp.	27,000	410

Tokyo Broadcasting System, Inc.	2,000	56

Tokyo Electric Power Co., Inc.	149,000	3,768

Tokyo Electron Ltd.	21,300	1,352

Tokyo Gas Co. Ltd.	275,000	1,283

Tokyo Seimitsu Co. Ltd.	4,600	96

Tokyo Steel Manufacturing Co. Ltd.	13,700	213

Tokyo Tatemono Co. Ltd.	35,000	447

Tokyu Corp.	138,000	902

Tokyu Land Corp.	56,000	563

TonenGeneral Sekiyu K.K.	37,000	373

Toppan Printing Co. Ltd.	72,000	743

Toray Industries, Inc.	163,000	1,296

Toshiba Corp.	375,000	3,508

Tosoh Corp.	61,000	396

    See Notes to the Financial Statements.
EQUITY INDEX FUNDS      24      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Japan - 19.6% – (continued)

Toto Ltd.	37,000	$269

Toyo Seikan Kaisha Ltd.	20,000	378

Toyo Suisan Kaisha Ltd.	9,000	170

Toyobo Co. Ltd.	67,000	157

Toyoda Gosei Co. Ltd.	9,100	330

Toyota Boshoku Corp.	2,700	91

Toyota Industries Corp.	22,000	950

Toyota Motor Corp.	330,500	19,538

Toyota Tsusho Corp.	27,200	723

Trend Micro, Inc.	13,000	563

Ube Industries Ltd. of Japan	125,000	444

Uni-Charm Corp.	5,400	332

UNY Co. Ltd.	24,000	209

Ushio, Inc.	14,400	262

USS Co. Ltd.	2,950	194

Wacoal Holdings Corp.	9,000	111

West Japan Railway Co.	213	1,018

Yahoo! Japan Corp.	1,899	720

Yakult Honsha Co. Ltd.	14,200	324

Yamada Denki Co. Ltd.	10,670	1,058

Yamaha Corp.	22,100	496

Yamaha Motor Co. Ltd.	24,000	613

Yamato Holdings Co. Ltd.	49,000	736

Yamazaki Baking Co. Ltd.	5,000	38

Yaskawa Electric Corp.	24,000	299

Yokogawa Electric Corp.	26,800	327

Zeon Corp.	24,000	237

		357,967

Luxembourg - 0.5%

ArcelorMittal	111,009	8,769

Oriflame Cosmetics S.A. SDR	4,100	249

		9,018

Netherlands - 5.3%

ABN AMRO Holding N.V.	221,394	11,675

Aegon N.V.	180,348	3,457

Akzo Nobel N.V.	33,924	2,798

ASML Holding N.V. *	58,004	1,925

Corio N.V.	4,947	423

Corporate Express	10,710	117

European Aeronautic Defence & Space Co. N.V.	40,646	1,251

Fugro N.V. - CVA	6,745	548

Hagemeyer N.V.	58,020	268

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Netherlands - 5.3% – (continued)

Heineken N.V.	29,673	$1,949

ING Groep N.V. - CVA	230,325	10,233

James Hardie Industries N.V.	52,064	330

Koninklijke Ahold N.V. *	157,906	2,389

Koninklijke DSM N.V.	16,457	889

Koninklijke Philips Electronics N.V.	140,183	6,332

OCE N.V.	6,940	146

Qiagen N.V. *	18,823	364

Randstad Holdings N.V.	6,202	336

Reed Elsevier N.V.	89,122	1,694

Royal Dutch Shell PLC, Class A (London Exchange)	446,860	18,435

Royal Dutch Shell PLC, Class B (London Exchange)	335,244	13,796

Royal KPN N.V.	237,603	4,127

Royal Numico N.V.	21,043	1,634

SBM Offshore N.V.	16,070	632

TNT N.V.	50,055	2,100

Unilever N.V. CVA	207,124	6,400

Vedior N.V. - CVA	21,492	473

Wereldhave N.V.	1,852	223

Wolters Kluwer N.V.	35,826	1,064

		96,008

New Zealand - 0.1%

Auckland International Airport Ltd.	121,614	289

Contact Energy Ltd.	36,081	251

Fisher & Paykel Appliances Holdings Ltd.	29,635	80

Fisher & Paykel Healthcare Corp.	73,163	183

Fletcher Building Ltd.	61,098	588

Kiwi Income Property Trust	75,449	83

Sky City Entertainment Group Ltd.	47,448	188

Sky Network Television Ltd.	22,190	97

Telecom Corp. of New Zealand Ltd.	227,316	771

Vector Ltd.	24,079	45

		2,575

Norway - 1.0%

Aker Kvaerner ASA	20,250	645

DnB NOR ASA	94,000	1,442

Marine Harvest *	307,850	392

Norsk Hydro ASA	88,150	3,834

Norske Skogindustrier ASA	18,771	201

Orkla ASA	104,400	1,865

Petroleum Geo-Services ASA *	21,450	619

    See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      25      EQUITY INDEX FUNDS

equity index funds
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Norway - 1.0% – (continued)

ProSafe ASA	24,150	$431

Renewable Energy Corp. A/S *	21,700	1,000

Schibsted ASA	3,850	203

Statoil ASA	79,800	2,720

Storebrand ASA	28,800	448

Tandberg ASA	12,050	290

Telenor ASA *	106,450	2,132

TGS Nopec Geophysical Co ASA *	14,000	287

Tomra Systems ASA	22,050	159

Yara International ASA	22,950	726

		17,394

Portugal - 0.3%

Banco BPI S.A. (Registered)	31,336	264

Banco Comercial Portugues S.A. (Registered)	266,029	1,105

Banco Espirito Santo S.A. (Registered)	28,066	637

Brisa-Auto Estradas de Portugal S.A.	37,740	495

Cimpor Cimentos de Portugal S.A.	23,050	191

Energias de Portugal S.A.	245,013	1,434

Jeronimo Martins SGPS S.A.	11,165	69

Portugal Telecom, SGPS, S.A. (Registered)	100,415	1,409

PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	9,618	143

Sonae Industria SGPS S.A. *	5,252	59

Sonae SGPS S.A.	112,786	293

		6,099

Singapore - 1.1%

Ascendas Real Estate Investment Trust	135,200	248

CapitaCommercial Trust	116,000	222

CapitaLand Ltd.	188,000	1,031

CapitaMall Trust	152,000	399

Chartered Semiconductor Manufacturing Ltd. *	115,000	84

City Developments Ltd.	68,000	741

ComfortDelgro Corp. Ltd.	251,000	328

Cosco Corp. Singapore Ltd.	121,000	485

DBS Group Holdings Ltd.	144,000	2,093

Fraser and Neave Ltd.	110,000	422

Jardine Cycle & Carriage Ltd.	12,283	153

Keppel Corp. Ltd.	137,000	1,328

Keppel Land Ltd.	46,000	257

Neptune Orient Lines Ltd.	53,000	189

Olam International Ltd.	66,000	140

Oversea-Chinese Banking Corp.	306,400	1,835

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Singapore - 1.1% – (continued)

Parkway Holdings Ltd.	70,050	$200

SembCorp Industries Ltd.	108,600	472

SembCorp Marine Ltd.	113,400	351

Singapore Airlines Ltd.	69,066	865

Singapore Exchange Ltd.	100,000	868

Singapore Land Ltd.	6,000	41

Singapore Post Ltd.	138,000	113

Singapore Press Holdings Ltd.	186,000	541

Singapore Technologies Engineering Ltd.	176,000	462

Singapore Telecommunications Ltd.	995,600	2,694

Suntec Real Estate Investment Trust	113,000	148

United Overseas Bank Ltd.	149,000	2,216

UOL Group Ltd.	66,700	233

Venture Corp. Ltd.	29,000	322

Wing Tai Holdings Ltd.	12,000	31

		19,512

Spain - 3.7%

Abertis Infraestructuras S.A.	29,866	935

Acciona S.A.	3,516	957

Acerinox S.A.	20,688	623

ACS Actividades Cons y Serv	26,285	1,452

Altadis S.A.	31,413	2,212

Antena 3 de Television S.A. *	8,862	164

Banco Bilbao Vizcaya Argentaria S.A.	457,895	10,744

Banco Popular Espanol S.A.	105,601	1,816

Banco Santander Central Hispano S.A.	764,283	14,868

Cintra Concesiones de Infraestructuras de Transporte S.A.	24,295	370

Corp. Mapfre S.A.	64,082	290

Ebro Puleva S.A.	6,195	127

Fomento de Construcciones y Contratas S.A.	5,026	407

Gamesa Corp. Tecnologica S.A.	20,916	855

Gas Natural SDG S.A.	14,832	838

Gestevision Telecinco S.A.	12,913	339

Grupo Ferrovial S.A.	7,825	663

Iberdrola S.A.	114,888	6,756

Iberia (Lineas Aereas de Espana)	39,853	195

Inditex S.A.	26,979	1,820

Indra Sistemas S.A.	14,331	388

Promotora de Informaciones S.A. (Prisa)	6,248	123

Repsol YPF S.A.	98,153	3,509

Sacyr Vallehermoso S.A.	11,180	392

    See Notes to the Financial Statements.
EQUITY INDEX FUNDS     26      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Spain - 3.7% – (continued)

Sociedad General de Aguas de Barcelona S.A., Class A	3,687	$140

Sogecable S.A. *	5,788	210

Telefonica S.A.	546,159	15,301

Union Fenosa S.A.	13,029	771

Zardoya Otis S.A.	14,703	457

Zeltia S.A.	13,127	143

		67,865

Sweden - 2.5%

Alfa Laval AB	10,600	682

Assa Abloy AB, Class B	38,200	794

Atlas Copco AB, Class A	82,200	1,424

Atlas Copco AB, Class B	52,900	846

Axfood AB	1,900	64

Billerud AB	1,200	16

Boliden AB	36,300	774

Castellum AB	19,200	239

D Carnegie AB	5,800	122

Electrolux AB, Class B	31,800	674

Elekta AB, Class B	9,400	153

Eniro AB	23,700	289

Fabege AB	18,600	222

Getinge AB, Class B	22,200	538

Hennes & Mauritz AB, Class B	58,350	3,703

Hoganas AB, Class B	2,700	72

Holmen AB, Class B	5,800	223

Husqvarna AB, Class B	35,700	462

Kungsleden AB	14,300	184

Lundin Petroleum AB *	27,600	318

Modern Times Group AB, Class B	6,400	414

Nobia AB	13,200	127

Nordea Bank AB	251,700	4,391

OMX AB	10,400	451

Sandvik AB	117,327	2,520

SAS AB *	6,500	117

Scania AB, Class B	45,400	1,107

Securitas AB, Class B	40,433	534

Securitas Direct AB, Class B *	31,900	94

Securitas Systems AB, Class B	31,900	118

Skandinaviska Enskilda Banken AB, Class A	57,123	1,859

Skanska AB, Class B	47,700	947

SKF AB, B Shares	51,400	1,084

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Sweden - 2.5% – (continued)

Ssab Svenskt Stal AB, Class A	23,375	$866

Ssab Svenskt Stal AB, Class B	10,312	352

Svenska Cellulosa AB, Class B	70,700	1,321

Svenska Handelsbanken AB, Class A	61,835	1,921

Swedish Match AB	34,700	722

Tele2 AB, Class B	37,300	807

Telefonaktiebolaget LM Ericsson, Class B	1,816,600	7,281

TeliaSonera AB	277,225	2,508

Trelleborg AB, Class B	4,700	111

Volvo AB, Class A	58,100	1,011

Volvo AB, Class B	134,400	2,343

Wihlborgs Fastigheter AB	1,440	27

		44,832

Switzerland - 6.6%

ABB Ltd. (Registered)	256,589	6,763

Adecco S.A. (Registered)	16,682	987

Ciba Specialty Chemicals A.G. (Registered)	8,979	458

Clariant A.G. (Registered) *	24,793	305

Compagnie Financiere Richemont A.G., Class A (Bearer)	64,062	4,249

Credit Suisse Group (Registered)	133,960	8,901

Geberit A.G. (Registered)	5,139	673

Givaudan S.A. (Registered)	825	763

Holcim Ltd. (Registered)	24,791	2,741

Kudelski S.A. (Bearer)	2,913	82

Kuehne & Nagel International A.G. (Registered)	6,326	623

Kuoni Reisen Holding A.G. (Registered)	264	125

Logitech International S.A. (Registered) *	19,582	583

Lonza Group A.G. (Registered)	5,040	550

Nestle S.A. (Registered)	48,921	21,994

Nobel Biocare Holding A.G. (Bearer)	2,832	767

Novartis A.G. (Registered)	283,406	15,653

OC Oerlikon Corp. A.G. (Registered) *	668	245

PSP Swiss Property A.G. (Registered) *	4,573	243

Rieter Holding A.G. (Registered)	456	247

Roche Holding A.G. (Genusschein)	85,835	15,576

Schindler Holding A.G.	5,559	351

SGS S.A. (Registered)	570	652

Sonova Holding A.G.	5,967	599

STMicroelectronics N.V.	83,604	1,407

Straumann Holding A.G. (Registered)	697	196

Sulzer A.G. (Registered)	366	525

    See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      27      EQUITY INDEX FUNDS

equity index funds
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

Switzerland - 6.6% – (continued)

Swatch Group A.G. (Bearer)	3,955	$1,299

Swatch Group A.G. (Registered)	4,910	315

Swiss Life Holding (Registered) *	4,045	1,050

Swiss Reinsurance (Registered)	43,859	3,910

Swisscom A.G. (Registered)	2,878	1,095

Syngenta A.G. (Registered)	12,864	2,776

Synthes, Inc.	7,626	854

UBS A.G. (Registered)	244,221	13,142

Xstrata PLC	76,403	5,069

Zurich Financial Services A.G. (Registered)	17,799	5,344

		121,112

United Kingdom - 19.2%

3i Group PLC	45,996	938

Acergy S.A.	24,200	719

Aegis Group PLC	90,919	232

Aggreko PLC	28,042	332

Amec PLC	39,479	598

Anglo American PLC	164,093	11,039

ARM Holdings PLC	162,887	513

Arriva PLC	23,785	376

AstraZeneca PLC	183,044	9,169

Aviva PLC	320,205	4,820

BAE Systems PLC	419,097	4,230

Balfour Beatty PLC	49,298	478

Barclays PLC	794,242	9,674

Barratt Developments PLC	38,632	591

BBA Aviation PLC	42,547	199

Bellway PLC	12,326	260

Berkeley Group Holdings PLC *	10,745	315

BG Group PLC	414,174	7,167

BHP Billiton PLC	285,444	10,217

Biffa PLC	34,839	158

Bovis Homes Group PLC	11,970	160

BP PLC	2,344,426	27,212

British Airways PLC *	72,218	566

British American Tobacco PLC	189,223	6,781

British Energy Group PLC	120,453	1,317

British Land Co. PLC	64,849	1,555

British Sky Broadcasting PLC	143,778	2,044

Brixton PLC	29,855	221

BT Group PLC	1,004,219	6,306

Bunzl PLC	37,109	532

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

United Kingdom - 19.2% – (continued)

Burberry Group PLC	50,491	$678

Cable & Wireless PLC	290,788	1,094

Cadbury Schweppes PLC	253,328	2,938

Capita Group PLC	73,140	1,083

Carnival PLC	21,761	1,039

Carphone Warehouse Group PLC	49,180	351

Cattles PLC	45,207	323

Centrica PLC	446,629	3,476

Charter PLC *	20,477	495

Close Brothers Group PLC	13,261	221

Cobham PLC	130,983	520

Compass Group PLC	257,915	1,593

Cookson Group PLC	21,167	330

CSR PLC *	12,382	163

Daily Mail & General Trust, Class A	33,322	429

Davis Service Group PLC	17,643	193

De La Rue PLC	15,138	226

Diageo PLC	330,423	7,258

DSG International PLC	228,873	632

Electrocomponents PLC	48,718	254

Emap PLC	23,538	423

Enterprise Inns PLC	68,200	826

FirstGroup PLC	55,405	780

FKI PLC	53,448	99

Friends Provident PLC	210,716	741

G4S PLC	143,853	594

Galiform PLC *	56,332	127

GKN PLC	83,765	606

GlaxoSmithKline PLC	697,981	18,516

Great Portland Estates PLC	19,162	234

Hammerson PLC	33,908	813

Hays PLC	174,773	475

HBOS PLC	454,973	8,510

Home Retail Group	102,601	782

HSBC Holdings PLC	1,436,762	26,580

ICAP PLC	62,666	675

IMI PLC	36,858	403

Imperial Chemical Industries PLC	148,264	1,977

Imperial Tobacco Group PLC	82,983	3,804

Inchcape PLC	49,530	426

Intercontinental Hotels Group PLC	39,941	793

International Power PLC	197,703	1,825

    See Notes to the Financial Statements.
EQUITY INDEX FUNDS      28      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

United Kingdom - 19.2% – (continued)

Intertek Group PLC	18,406	$357

Invensys PLC *	94,997	603

Invesco PLC	107,193	1,450

Investec PLC	44,429	465

ITV PLC	460,082	965

Johnson Matthey PLC	24,918	850

Kelda Group PLC	31,351	553

Kesa Electricals PLC	62,459	352

Kingfisher PLC	309,856	1,133

Ladbrokes PLC	72,551	641

Land Securities Group PLC	60,225	2,072

Legal & General Group PLC	779,784	2,131

Liberty International PLC	30,561	713

Lloyds TSB Group PLC	683,582	7,585

LogicaCMG PLC	179,179	554

London Stock Exchange Group PLC	17,883	601

Man Group PLC	218,183	2,470

Marks & Spencer Group PLC	210,775	2,653

Meggitt PLC	80,662	523

Michael Page International PLC	38,465	325

Michells & Butlers PLC	46,827	585

Misys PLC	50,315	227

Mondi PLC	43,030	409

National Express Group PLC	15,984	404

National Grid PLC	327,590	5,253

Next PLC	28,104	1,129

Old Mutual PLC	622,525	2,041

PartyGaming PLC *	84,282	47

Pearson PLC	95,493	1,479

Persimmon PLC	34,014	671

Premier Farnell PLC	35,671	115

Prudential PLC	299,888	4,609

Punch Taverns PLC	31,659	638

Rank Group PLC	49,456	164

Reckitt Benckiser PLC	74,698	4,388

Reed Elsevier PLC	152,910	1,933

Rentokil Initial PLC	246,838	843

Resolution PLC	93,501	1,305

Reuters Group PLC	160,542	2,111

Rexam PLC	76,908	868

Rio Tinto PLC	122,241	10,571

Rolls-Royce Group PLC *	238,921	2,553

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED

United Kingdom - 19.2% – (continued)

Royal & Sun Alliance Insurance Group PLC	368,834	$1,166

Royal Bank of Scotland Group PLC	1,154,439	12,396

SABMiller PLC	109,514	3,118

Sage Group PLC	162,629	829

Sainsbury (J.) PLC	190,169	2,246

Schroders PLC	14,039	398

Scottish & Newcastle PLC	94,146	1,177

Scottish & Southern Energy PLC	105,718	3,267

Segro PLC	49,939	510

Serco Group PLC	57,233	486

Severn Trent PLC	26,884	775

Signet Group PLC	197,982	339

Smith & Nephew PLC	118,040	1,443

Smiths Group PLC	44,794	979

SSL International PLC	17,784	155

Stagecoach Group PLC	55,994	260

Standard Life PLC	249,767	1,474

Stolt-Nielsen S.A.	3,100	92

Tate & Lyle PLC	54,673	450

Taylor Woodrow PLC	143,896	812

Tesco PLC	970,602	8,720

Thomas Cook Group PLC *	50,760	289

Tomkins PLC	96,650	449

Travis Perkins PLC	13,997	442

Trinity Mirror PLC	30,240	255

TUI Travel PLC *	61,355	316

Tullet Prebon PLC	19,798	175

Unilever PLC	158,686	5,014

United Business Media PLC	28,224	400

United Utilities PLC	110,341	1,580

Vodafone Group PLC	6,451,236	23,289

Whitbread PLC	22,884	759

William Hill PLC	40,130	528

Wolseley PLC	84,354	1,426

WPP Group PLC	149,559	2,025

Yell Group PLC	92,705	813

		350,215

Total Common Stocks

(Cost $1,290,600)		1,724,498

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      29      EQUITY INDEX FUNDS

equity index funds
   SCHEDULE OF INVESTMENTS
     INTERNATIONAL EQUITY INDEX FUND  (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
PREFERRED STOCKS - 0.3%

Germany - 0.3%

Henkel KGaA	22,283	$1,148

Porsche A.G.	1,038	2,207

ProSieben SAT.1 Media A.G.	10,433	328

RWE A.G.	4,062	458

Volkswagen A.G.	13,140	1,810

		5,951

Italy - 0.0%

Unipol S.p.A.	109,017	342

Total Preferred Stocks

(Cost $3,312)		6,293

RIGHTS - 0.1%

Capitalia S.p.A.	198,217	-

Fortis	152,021	807

Omega Pharmacy NPV	2,138	-

Raiffeisen International Bank Holding A.G.	4,580	-

Wienerberger A.G.	8,280	-

Total Rights

(Cost $ -)		807

	NUMBER	VALUE
	OF WARRANTS	(000S)
WARRANTS - 0.0%

Dowa Mining Co. Ltd., Exp 1/29/10, Strike 1.00 Yen*	30,000	-

Total Warrants

(Cost $ -)		-

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 3.3%
ABN Amro Bank, Amsterdam, Eurodollar Time Deposit, 5.50%, 10/1/07	$60,671	60,671

Total Short-Term Investment

(Cost $60,671)		60,671

Total Investments - 98.3%

(Cost $1,354,583)		1,792,269

Other Assets less Liabilities - 1.7%		30,845

NET ASSETS - 100.0%		$1,823,114

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At September 30, 2007, the International Equity Index Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)

DJ Euro Stoxx 50	654	$41,172	Long	12/07	$1,611

FTSE 100 Index	147	19,601	Long	12/07	202

Hang Sang Index	15	2,623	Long	10/07	48

SPI 200	41	6,016	Long	12/07	245

TOPIX Index	128	18,125	Long	12/07	1,039

Total					$3,145

At September 30, 2007, the International Equity Index Fund’s investments were denominated in the following currencies:

% OF LONG-TERM

CONCENTRATION BY CURRENCY	INVESTMENTS

Swiss Franc	35.7%

United States Dollar	22.4

Denmark Krone	20.7

Singapore Dollar	6.6

Norwegian Kroner	6.6

All other currencies less than 5%	8.0

Total	100.0%

    See Notes to the Financial Statements.
EQUITY INDEX FUNDS      30      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

At September 30, 2007, the industry sectors for the International Equity Index Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS

Consumer Discretionary	11.2%

Consumer Staples	8.0

Energy	7.5

Financials	27.7

Health Care	6.4

Industrials	12.2

Information Technology	5.9

Materials	10.0

Telecommunication Services	5.9

Utilities	5.2

Total	100.0%

At September 30, 2007, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN (LOSS)
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
		HongKong
U.S. Dollar	600	Dollar	4,683	9/19/07	$3

British
Pound	399	U.S. Dollar	800	12/19/07	(15)

Euro	610	U.S. Dollar	860	12/19/07	(12)

Japanese Yen	62,922	U.S. Dollar	550	12/19/07	(4)

		Australian
U.S. Dollar	1,515	Dollar	1,799	12/19/07	78

		British
U.S. Dollar	4,584	Pound	2,288	12/19/07	87

		British
U.S. Dollar	2,000	Pound	1,002	12/19/07	45

		British
U.S. Dollar	2,710	Pound	1,348	12/19/07	42

U.S. Dollar	25,520	Euro	18,382	12/19/07	752

U.S. Dollar	2,600	Euro	1,867	12/19/07	68

U.S. Dollar	3,250	Euro	2,305	12/19/07	44

		HongKong
U.S. Dollar	1,074	Dollar	8,350	12/19/07	1

		HongKong
U.S. Dollar	200	Dollar	1,554	12/19/07	-

		Japanese
U.S. Dollar	14,270	Yen	1,624,511	12/19/07	32

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN (LOSS)
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
		Japanese
U.S. Dollar	100	Yen	11,368	12/19/07	$-

		Japanese
U.S. Dollar	800	Yen	91,863	12/19/07	9

		Japanese
U.S. Dollar	1,900	Yen	216,297	12/19/07	4

Total					$1,134

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      31      EQUITY INDEX FUNDS

equity index funds

SCHEDULE OF INVESTMENTS
     MID CAP INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.5%

Advertising - 0.3%

Catalina Marketing Corp. *	11,500	$372

Getty Images, Inc. *	14,500	404

Harte-Hanks, Inc.	13,300	262

		1,038

Aerospace/Defense - 0.6%

Alliant Techsystems, Inc. *	10,289	1,125

DRS Technologies, Inc.	12,800	705

Sequa Corp., Class A *	2,000	332

		2,162

Agriculture - 0.1%

Universal Corp. of Virginia	8,100	397

Airlines - 0.3%

Airtran Holdings, Inc. *	27,100	267

Alaska Air Group, Inc. *	12,800	295

JetBlue Airways Corp. *	55,650	513

		1,075

Apparel - 0.7%

Hanesbrands, Inc. *	30,200	847

Phillips-Van Heusen Corp.	16,800	882

Timberland (The) Co., Class A *	15,200	288

Warnaco Group (The), Inc. *	14,400	563

		2,580

Auto Manufacturers - 0.4%

Oshkosh Truck Corp.	22,700	1,407

Auto Parts & Equipment - 0.8%

ArvinMeritor, Inc.	22,500	379

BorgWarner, Inc.	17,900	1,638

Lear Corp. *	23,300	748

Modine Manufacturing Co.	8,800	234

		2,999

Banks - 2.5%

Associated Banc-Corp	40,182	1,191

Bank of Hawaii Corp.	13,900	735

Cathay General Bancorp	14,200	457

City National Corp. of California	12,300	855

Colonial BancGroup (The), Inc.	44,900	971

Cullen/Frost Bankers, Inc.	18,000	902

First Community Bancorp, Inc. of California	8,900	487

FirstMerit Corp.	25,600	506

SVB Financial Group *	11,300	535

TCF Financial Corp.	34,200	895

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.5% – CONTINUED

Banks - 2.5% – (continued)

Webster Financial Corp.	15,872	$668

Westamerica Bancorporation	10,300	513

Wilmington Trust Corp.	19,300	751

		9,466

Beverages - 0.4%

Hansen Natural Corp. *	18,600	1,054

PepsiAmericas, Inc.	19,400	630

		1,684

Biotechnology - 1.7%

Affymetrix, Inc. *	22,000	558

Charles River Laboratories International, Inc. *	20,764	1,166

Invitrogen Corp. *	14,700	1,201

Millennium Pharmaceuticals, Inc. *	95,400	968

PDL BioPharma, Inc. *	36,516	789

Vertex Pharmaceuticals, Inc. *	40,600	1,560

		6,242

Building Materials - 0.7%

Florida Rock Industries, Inc.	15,100	943

Martin Marietta Materials, Inc.	13,086	1,748

		2,691

Chemicals - 3.8%

Airgas, Inc.	24,600	1,270

Albemarle Corp.	25,200	1,114

Cabot Corp.	21,400	760

Chemtura Corp.	69,100	614

Cytec Industries, Inc.	13,500	923

Ferro Corp.	11,900	238

FMC Corp.	24,200	1,259

Lubrizol Corp.	21,700	1,412

Lyondell Chemical Co.	77,200	3,578

Minerals Technologies, Inc.	5,400	362

Olin Corp.	23,400	524

RPM International, Inc.	35,400	848

Sensient Technologies Corp.	13,100	378

Valspar Corp.	29,400	800

		14,080

Coal - 0.4%

Arch Coal, Inc.	42,600	1,437

Commercial Services - 4.5%

Alliance Data Systems Corp. *	23,600	1,828

Avis Budget Group, Inc. *	31,820	728

    See Notes to the Financial Statements.
EQUITY INDEX FUNDS      32      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.5% – CONTINUED

Commercial Services - 4.5% – (continued)

Career Education Corp. *	29,800	$834

ChoicePoint, Inc. *	22,800	864

Corinthian Colleges, Inc. *	27,000	429

Corporate Executive Board Co.	11,500	854

Deluxe Corp.	16,000	589

DeVry, Inc.	19,200	711

Gartner, Inc. *	20,100	492

ITT Educational Services, Inc. *	9,500	1,156

Kelly Services, Inc., Class A	5,200	103

Korn/Ferry International *	13,200	218

Manpower, Inc.	26,200	1,686

MPS Group, Inc. *	28,300	315

Navigant Consulting, Inc. *	14,200	180

Pharmaceutical Product Development, Inc.	32,500	1,152

Quanta Services, Inc. *	51,600	1,365

Rent-A-Center, Inc. *	22,600	410

Rollins, Inc.	7,900	211

Sotheby’s	19,800	946

Strayer Education, Inc.	4,600	776

TravelCenters of America LLC - Fractional Share *	80,000	-

United Rentals, Inc. *	21,600	695

Valassis Communications, Inc. *	16,500	147

		16,689

Computers - 3.3%

Cadence Design Systems, Inc. *	86,400	1,917

Ceridian Corp. *	43,800	1,522

Diebold, Inc.	20,000	908

DST Systems, Inc. *	17,020	1,460

Henry (Jack) & Associates, Inc.	25,600	662

Imation Corp.	12,300	302

Mentor Graphics Corp. *	26,300	397

NCR Corp. *	55,300	1,313

Palm, Inc. *	32,200	524

SRA International, Inc., Class A *	11,800	331

Synopsys, Inc. *	45,700	1,238

Western Digital Corp. *	66,300	1,679

		12,253

Cosmetics/Personal Care - 0.2%

Alberto-Culver Co.	23,900	593

Distribution/Wholesale - 1.3%

CDW Corp. *	18,600	1,622

Fastenal Co.	39,000	1,771

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.5% - CONTINUED

Distribution/Wholesale - 1.3% – (continued)

Ingram Micro, Inc., Class A *	43,800	$859

Tech Data Corp. *	17,400	698

		4,950

Diversified Financial Services - 1.8%

AmeriCredit Corp. *	34,200	601

Eaton Vance Corp.	39,300	1,571

IndyMac Bancorp, Inc.	22,900	541

Jefferies Group, Inc.	33,300	927

Nuveen Investments, Inc., Class A	23,900	1,480

Raymond James Financial, Inc.	28,900	949

Waddell & Reed Financial, Inc., Class A	27,200	735

		6,804

Electric - 5.1%

Alliant Energy Corp.	34,400	1,318

Aquila, Inc. *	103,200	414

Black Hills Corp.	11,700	480

DPL, Inc.	36,600	961

Energy East Corp.	50,100	1,355

Great Plains Energy, Inc.	24,600	709

Hawaiian Electric Industries, Inc.	23,100	501

Idacorp, Inc.	14,400	471

MDU Resources Group, Inc.	53,550	1,491

Northeast Utilities	45,700	1,306

NSTAR	30,500	1,062

OGE Energy Corp.	28,800	953

Pepco Holdings, Inc.	61,700	1,671

PNM Resources, Inc.	25,185	586

Puget Energy, Inc.	32,800	803

SCANA Corp.	36,500	1,414

Sierra Pacific Resources	65,200	1,025

Westar Energy, Inc.	30,200	742

Wisconsin Energy Corp.	37,100	1,671

		18,933

Electrical Components & Equipment - 1.2%

Ametek, Inc.	31,350	1,355

Energizer Holdings, Inc. *	17,800	1,973

Hubbell, Inc., Class B	18,600	1,063

		4,391

Electronics - 2.6%

Amphenol Corp., Class A	53,448	2,125

Arrow Electronics, Inc. *	38,200	1,624

Avnet, Inc. *	45,200	1,802

   See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      33      EQUITY INDEX FUNDS

equity index funds

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.5% – CONTINUED

Electronics - 2.6% – (continued)

Gentex Corp.	45,200	$969

Kemet Corp. *	27,400	202

National Instruments Corp.	16,000	549

Thomas & Betts Corp. *	16,100	944

Varian, Inc. *	9,100	579

Vishay Intertechnology, Inc. *	55,100	718

		9,512

Engineering & Construction - 1.5%

Dycom Industries, Inc. *	12,400	380

Granite Construction, Inc.	11,300	599

Jacobs Engineering Group, Inc. *	36,300	2,743

KBR, Inc. *	51,300	1,989

		5,711

Entertainment - 0.4%

International Speedway Corp., Class A	10,000	459

Macrovision Corp. *	17,100	421

Scientific Games Corp., Class A *	20,000	752

		1,632

Environmental Control - 1.0%

Mine Safety Appliances Co.	8,400	396

Republic Services, Inc.	51,350	1,680

Stericycle, Inc. *	26,900	1,537

		3,613

Food - 0.9%

Hormel Foods Corp.	22,800	816

JM Smucker (The) Co.	17,600	940

Ruddick Corp.	12,100	406

Smithfield Foods, Inc. *	36,500	1,150

Tootsie Roll Industries, Inc.	6,883	182

		3,494

Forest Products & Paper - 0.7%

Bowater, Inc.	17,300	258

Louisiana-Pacific Corp.	32,400	550

Potlatch Corp.	11,028	497

Rayonier, Inc.	24,450	1,174

		2,479

Gas - 0.5%

AGL Resources, Inc.	22,000	872

Vectren Corp.	21,000	573

WGL Holdings, Inc.	15,400	522

		1,967

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.5% – CONTINUED

Hand/Machine Tools - 0.5%

Kennametal, Inc.	12,500	$1,050

Lincoln Electric Holdings, Inc.	12,600	978

		2,028

Healthcare - Products - 4.6%

Advanced Medical Optics, Inc. *	18,100	554

Beckman Coulter, Inc.	19,200	1,416

Cytyc Corp. *	36,700	1,749

Dentsply International, Inc.	47,400	1,974

Edwards Lifesciences Corp. *	16,600	818

Gen-Probe, Inc. *	16,500	1,099

Henry Schein, Inc. *	27,900	1,697

Hillenbrand Industries, Inc.	18,300	1,007

Intuitive Surgical, Inc. *	11,500	2,645

Kyphon, Inc. *	14,300	1,001

Resmed, Inc. *	23,800	1,020

STERIS Corp.	18,400	503

Techne Corp. *	11,200	706

Ventana Medical Systems, Inc. *	9,300	799

		16,988

Healthcare - Services - 2.6%

Apria Healthcare Group, Inc. *	14,300	372

Community Health Systems, Inc. *	29,100	915

Covance, Inc. *	19,100	1,488

Health Management Associates, Inc., Class A	73,600	511

Health Net, Inc. *	34,800	1,881

Kindred Healthcare, Inc. *	10,100	181

LifePoint Hospitals, Inc. *	18,100	543

Lincare Holdings, Inc. *	27,200	997

Psychiatric Solutions, Inc. *	17,200	676

Universal Health Services, Inc., Class B	16,889	919

WellCare Health Plans, Inc. *	12,600	1,328

		9,811

Home Builders - 0.8%

Hovnanian Enterprises, Inc., Class A *	11,700	130

MDC Holdings, Inc.	10,800	442

NVR, Inc. *	1,700	800

Ryland Group, Inc.	13,500	289

Thor Industries, Inc.	10,900	490

Toll Brothers, Inc. *	37,600	752

		2,903

Home Furnishings - 0.0%

Furniture Brands International, Inc.	15,500	157

     See Notes to the Financial Statements.
EQUITY INDEX FUNDS      34      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.5% – CONTINUED

Household Products/Wares - 0.8%

American Greetings Corp., Class A	18,000	$475

Blyth, Inc.	6,500	133

Church & Dwight, Inc.	20,800	979

Scotts Miracle-Gro (The) Co., Class A	14,300	611

Tupperware Brands Corp.	19,700	620

		2,818

Insurance - 4.5%

American Financial Group, Inc. of Ohio	22,800	650

Brown & Brown, Inc.	32,900	865

Commerce Group, Inc.	15,000	442

Everest Re Group Ltd.	19,800	2,183

Fidelity National Financial, Inc., Class A	67,577	1,181

First American Corp.	30,321	1,110

Gallagher (Arthur J.) & Co.	31,200	904

Hanover Insurance Group (The), Inc.	14,828	655

HCC Insurance Holdings, Inc.	34,800	997

Horace Mann Educators Corp.	10,900	215

Mercury General Corp.	9,600	518

Old Republic International Corp.	71,700	1,343

PMI Group (The), Inc.	26,800	876

Protective Life Corp.	22,000	934

Radian Group, Inc.	24,600	573

StanCorp Financial Group, Inc.	16,400	812

Unitrin, Inc.	15,100	749

W.R. Berkley Corp.	52,575	1,558

		16,565

Internet - 1.6%

Avocent Corp. *	15,000	437

Checkfree Corp. *	27,600	1,284

Digital River, Inc. *	12,500	559

F5 Networks, Inc. *	25,600	952

McAfee, Inc. *	49,900	1,740

NetFlix, Inc. *	16,600	344

ValueClick, Inc. *	29,100	654

		5,970

Iron/Steel - 1.3%

Carpenter Technology Corp.	8,200	1,066

Cleveland-Cliffs, Inc.	12,800	1,126

Reliance Steel & Aluminum Co.	19,900	1,125

Steel Dynamics, Inc.	29,600	1,383

		4,700

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.5% – CONTINUED

Leisure Time - 0.2%

Callaway Golf Co.	19,200	$307

Life Time Fitness, Inc. *	9,700	595

		902

Lodging - 0.2%

Boyd Gaming Corp.	17,400	746

Machinery - Construction & Mining - 0.5%

Joy Global, Inc.	33,750	1,717

Machinery - Diversified - 1.5%

AGCO Corp. *	27,900	1,416

Flowserve Corp.	17,400	1,326

Graco, Inc.	21,100	825

IDEX Corp.	24,100	877

Nordson Corp.	10,500	527

Zebra Technologies Corp., Class A *	22,000	803

		5,774

Media - 0.9%

Belo Corp., Class A	28,200	489

Entercom Communications Corp., Class A	8,000	155

Lee Enterprises, Inc.	12,700	198

Media General, Inc., Class A	7,900	217

Scholastic Corp. *	8,400	293

Washington Post (The), Co., Class B	1,740	1,397

Wiley (John) & Sons, Inc., Class A	12,800	575

		3,324

Metal Fabrication/Hardware - 0.7%

Commercial Metals Co.	35,800	1,133

Timken (The) Co.	27,500	1,021

Worthington Industries, Inc.	22,100	521

		2,675

Miscellaneous Manufacturing - 3.2%

Brink’s (The) Co.	15,000	838

Carlisle Cos., Inc.	18,700	909

Crane Co.	14,700	705

Donaldson Co., Inc.	20,900	873

Federal Signal Corp.	12,600	193

Harsco Corp.	24,800	1,470

Lancaster Colony Corp.	6,100	233

Matthews International Corp., Class A	9,000	394

Pentair, Inc.	30,800	1,022

Roper Industries, Inc.	28,000	1,834

SPX Corp.	17,200	1,592

Teleflex, Inc.	12,500	974

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      35      EQUITY INDEX FUNDS

 equity index funds

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.5% – CONTINUED

Miscellaneous Manufacturing - 3.2% – (continued)

Trinity Industries, Inc.	25,750	$967

		12,004

Office Furnishings - 0.3%

Herman Miller, Inc.	19,900	540

HNI Corp.	13,400	483

		1,023

Oil & Gas - 6.0%

Bill Barrett Corp. *	9,600	378

Cimarex Energy Co.	26,400	983

Denbury Resources, Inc. *	37,900	1,694

Encore Acquisition Co. *	17,500	554

Forest Oil Corp. *	25,900	1,115

Frontier Oil Corp.	33,000	1,374

Helmerich & Payne, Inc.	32,700	1,073

Newfield Exploration Co. *	38,700	1,864

Noble Energy, Inc.	52,008	3,643

Patterson-UTI Energy, Inc.	49,400	1,115

Pioneer Natural Resources Co.	38,200	1,718

Plains Exploration & Production Co. *	23,100	1,021

Pogo Producing Co.	18,200	967

Pride International, Inc. *	49,900	1,824

Quicksilver Resources, Inc. *	16,300	767

Southwestern Energy Co. *	51,400	2,151

		22,241

Oil & Gas Services - 2.7%

Cameron International Corp. *	32,900	3,036

Exterran Holdings, Inc. *	19,999	1,607

FMC Technologies, Inc. *	40,600	2,341

Grant Prideco, Inc. *	38,700	2,110

Superior Energy Services, Inc. *	23,600	836

		9,930

Packaging & Containers - 0.5%

Packaging Corp. of America	30,200	878

Sonoco Products Co.	29,300	884

		1,762

Pharmaceuticals - 2.2%

Cephalon, Inc. *	20,200	1,476

Endo Pharmaceuticals Holdings, Inc. *	40,600	1,259

Medicis Pharmaceutical Corp., Class A	17,500	534

NBTY, Inc. *	16,900	686

Omnicare, Inc.	36,200	1,199

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.5% – CONTINUED

Pharmaceuticals - 2.2% – (continued)

Par Pharmaceutical Cos., Inc. *	11,100	$206

Perrigo Co.	25,200	538

Sepracor, Inc. *	33,600	924

Valeant Pharmaceuticals International *	26,900	417

VCA Antech, Inc. *	24,700	1,031

		8,270

Pipelines - 1.3%

Equitable Resources, Inc.	38,100	1,976

National Fuel Gas Co.	26,300	1,231

Oneok, Inc.	32,700	1,550

		4,757

Real Estate - 0.3%

Jones Lang LaSalle, Inc.	11,900	1,223

Real Estate Investment Trusts - 3.8%

AMB Property Corp.	31,400	1,878

Cousins Properties, Inc.	11,600	341

Duke Realty Corp.	44,100	1,491

Equity One, Inc.	10,300	280

Highwoods Properties, Inc.	16,400	601

Hospitality Properties Trust	29,338	1,193

Liberty Property Trust	27,900	1,122

Macerich (The) Co.	21,549	1,887

Mack-Cali Realty Corp.	19,500	801

Nationwide Health Properties, Inc.	26,800	808

Regency Centers Corp.	22,166	1,701

UDR, Inc.	43,100	1,048

Weingarten Realty Investors	24,018	996

		14,147

Retail - 6.8%

99 Cents Only Stores *	15,700	161

Advance Auto Parts, Inc.	31,450	1,055

Aeropostale, Inc. *	24,600	469

American Eagle Outfitters, Inc.	64,800	1,705

AnnTaylor Stores Corp. *	19,100	605

Applebee’s International, Inc.	24,400	607

Barnes & Noble, Inc.	16,200	571

BJ’s Wholesale Club, Inc. *	18,600	617

Bob Evans Farms, Inc.	10,000	302

Borders Group, Inc.	18,800	251

Brinker International, Inc.	32,000	878

Carmax, Inc. *	65,600	1,334

CBRL Group, Inc.	8,044	328

    See Notes to the Financial Statements.
EQUITY INDEX FUNDS      36      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.5% – CONTINUED

Retail - 6.8% – (continued)

Charming Shoppes, Inc. *	39,204	$329

Cheesecake Factory (The), Inc. *	21,700	509

Chico’s FAS, Inc. *	52,300	735

Coldwater Creek, Inc. *	17,896	194

Collective Brands, Inc. *	19,400	428

Copart, Inc. *	22,100	760

Dick’s Sporting Goods, Inc. *	12,300	826

Dollar Tree Stores, Inc. *	29,200	1,184

Foot Locker, Inc.	45,400	696

GameStop Corp., Class A *	48,400	2,727

MSC Industrial Direct Co., Class A	15,300	774

O’Reilly Automotive, Inc. *	35,800	1,196

Pacific Sunwear of California, Inc. *	22,100	327

PetSmart, Inc.	41,800	1,333

Regis Corp.	12,400	396

Ross Stores, Inc.	43,900	1,126

Ruby Tuesday, Inc.	15,200	279

Saks, Inc.	41,800	717

Urban Outfitters, Inc. *	35,400	772

Williams-Sonoma, Inc.	27,600	900

		25,091

Savings & Loans - 1.0%

Astoria Financial Corp.	27,200	722

First Niagara Financial Group, Inc.	34,582	490

New York Community Bancorp, Inc.	96,708	1,842

Washington Federal, Inc.	24,800	651

		3,705

Semiconductors - 2.8%

Atmel Corp. *	149,200	770

Cree, Inc. *	26,800	834

Cypress Semiconductor Corp. *	46,500	1,358

Fairchild Semiconductor International, Inc. *	36,000	673

Integrated Device Technology, Inc. *	62,730	971

International Rectifier Corp. *	21,300	703

Intersil Corp., Class A	42,200	1,411

Lam Research Corp. *	40,600	2,162

Lattice Semiconductor Corp. *	36,400	163

Micrel, Inc.	17,900	193

Semtech Corp. *	20,500	420

Silicon Laboratories, Inc. *	17,800	743

TriQuint Semiconductor, Inc. *	36,300	178

		10,579

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.5% – CONTINUED

Software - 3.2%

ACI Worldwide, Inc. *	11,600	$259

Activision, Inc. *	86,944	1,877

Acxiom Corp.	20,575	407

Advent Software, Inc. *	4,800	225

Broadridge Financial Solutions, Inc.	41,300	783

Cerner Corp. *	20,600	1,232

CSG Systems International, Inc. *	14,600	310

Dun & Bradstreet Corp.	18,587	1,833

Fair Isaac Corp.	17,100	617

Global Payments, Inc.	24,000	1,061

MoneyGram International, Inc.	26,900	608

Parametric Technology Corp. *	35,800	624

SEI Investments Co.	38,400	1,048

Sybase, Inc. *	27,713	641

Wind River Systems, Inc. *	19,700	232

		11,757

Telecommunications - 3.0%

3Com Corp. *	123,800	612

ADC Telecommunications, Inc. *	37,300	731

Adtran, Inc.	19,500	449

Andrew Corp. *	49,900	691

Cincinnati Bell, Inc. *	78,000	385

CommScope, Inc. *	18,300	919

Harris Corp.	41,700	2,410

NeuStar, Inc., Class A *	22,500	772

Plantronics, Inc.	13,300	380

Polycom, Inc. *	28,900	776

Powerwave Technologies, Inc. *	42,500	262

RF Micro Devices, Inc. *	60,700	409

Telephone & Data Systems, Inc.	32,500	2,169

UTStarcom, Inc. *	37,200	136

		11,101

Textiles - 0.4%

Mohawk Industries, Inc. *	17,100	1,390

Transportation - 2.1%

Alexander & Baldwin, Inc.	12,100	607

Con-way, Inc.	14,191	653

Expeditors International Washington, Inc.	64,700	3,060

Hunt (J.B.) Transport Services, Inc.	30,300	797

Overseas Shipholding Group	8,300	638

Tidewater, Inc.	17,700	1,112

Werner Enterprises, Inc.	16,600	285

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      37      EQUITY INDEX FUNDS

equity index funds
SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
MID CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.5% – CONTINUED

Transportation - 2.1% – (continued)
YRC Worldwide, Inc. *	17,700	$483

		7,635

Trucking & Leasing - 0.2%
GATX Corp.	15,400	658

Water - 0.3%
Aqua America, Inc.	42,266	959

Total Common Stocks

(Cost $318,706)		365,589

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 1.6%
ABN Amro Bank, Amsterdam,
Eurodollar Time Deposit,

5.50%, 10/1/07	$5,571	5,571

U.S. Treasury Bill, (1)

4.71%, 1/17/08	565	557

Total Short-Term Investments

(Cost $6,128)		6,128

Total Investments - 100.1%

(Cost $324,834)		371,717

Liabilities less Other Assets- (0.1)%		(379)

NET ASSETS - 100.0%		$371,338

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At September 30, 2007, the Mid Cap Index Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)

S&P Midcap 400 E-Mini	66	$5,896	Long	12/07	$142

At September 30, 2007, the industry sectors for the Mid Cap Index Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	13.3%

Consumer Staples	2.9

Energy	9.7

Financials	14.9

Health Care	11.9

Industrials	16.3

Information Technology	15.6

Materials	7.2

Telecommunication Services	0.9

Utilities	7.3

Total	100.0%

  See Notes to the Financial Statements.
EQUITY INDEX FUNDS      38      NORTHERN FUNDS SEMIANNUAL REPORT

equity index funds
SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
SMALL CAP INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0%

Advertising - 0.3%

Catalina Marketing Corp. *	9,400	$304

Gaiam, Inc., Class A *	4,400	106

Greenfield Online, Inc. *	6,600	101

inVentiv Health, Inc. *	8,000	351

Marchex, Inc., Class B	6,300	60

ValueVision Media, Inc., Class A *	9,500	70

		992

Aerospace/Defense - 1.2%

AAR Corp. *	9,800	297

Aerovironment, Inc. *	1,079	25

Argon ST, Inc. *	3,640	72

Curtiss-Wright Corp.	11,500	546

EDO Corp.	4,500	252

Esterline Technologies Corp. *	6,800	388

GenCorp, Inc. *	14,500	173

Heico Corp.	7,200	355

Innovative Solutions & Support, Inc. *	3,300	63

Kaman Corp.	6,600	228

Moog, Inc., Class A *	9,962	438

MTC Technologies, Inc. *	2,800	54

Orbital Sciences Corp. *	15,400	343

Sequa Corp., Class A *	1,800	298

Teledyne Technologies, Inc. *	9,100	486

TransDigm Group, Inc. *	2,582	118

Triumph Group, Inc.	4,700	384

United Industrial Corp. of New York	2,200	166

		4,686

Agriculture - 0.3%

Alico, Inc.	1,100	48

Alliance One International, Inc. *	24,800	162

Andersons (The), Inc.	4,500	216

Cadiz, Inc. *	1,900	36

Maui Land & Pineapple Co., Inc. *	1,100	33

Tejon Ranch Co. *	3,000	124

Universal Corp. of Virginia	7,000	343

Vector Group Ltd.	8,867	199

		1,161

Airlines - 0.5%

Airtran Holdings, Inc. *	23,700	233

Alaska Air Group, Inc. *	10,700	247

Allegiant Travel Co. *	828	25

ExpressJet Holdings, Inc. *	13,600	42

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Airlines - 0.5% – (continued)

JetBlue Airways Corp. *	49,500	$456

Midwest Air Group, Inc. *	5,600	92

Pinnacle Airlines Corp. *	5,900	95

Republic Airways Holdings, Inc. *	10,100	214

Skywest, Inc.	18,100	456

		1,860

Apparel - 1.2%

Carter’s, Inc. *	14,400	287

Cherokee, Inc.	2,600	100

Columbia Sportswear Co.	4,200	232

Deckers Outdoor Corp. *	3,300	362

G-III Apparel Group Ltd. *	2,600	51

Gymboree Corp. *	8,500	300

Heelys, Inc. *	2,300	18

Iconix Brand Group, Inc. *	13,900	331

K-Swiss, Inc., Class A	7,100	163

Kellwood Co.	6,750	115

Maidenform Brands, Inc. *	5,300	84

Oxford Industries, Inc.	4,100	148

Perry Ellis International, Inc. *	3,500	97

Quiksilver, Inc. *	32,300	462

Skechers U.S.A., Inc., Class A *	4,700	104

Steven Madden Ltd.	6,200	118

Timberland (The) Co., Class A *	12,200	231

True Religion Apparel, Inc. *	4,300	76

Volcom, Inc. *	4,094	174

Warnaco Group (The), Inc. *	12,800	500

Weyco Group, Inc.	1,900	60

Wolverine World Wide, Inc.	14,100	386

		4,399

Auto Manufacturers - 0.2%

A.S.V., Inc. *	5,600	79

Force Protection, Inc. *	18,700	405

Wabash National Corp.	7,900	89

		573

Auto Parts & Equipment - 1.0%

Accuride Corp. *	6,200	75

Aftermarket Technology Corp. *	5,700	181

American Axle & Manufacturing Holdings, Inc.	11,600	293

Amerigon, Inc. *	6,500	113

ArvinMeritor, Inc.	18,500	311

Commercial Vehicle Group, Inc. *	5,800	75

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      39       EQUITY INDEX FUNDS

equity index funds
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Auto Parts & Equipment - 1.0% – (continued)

Cooper Tire & Rubber Co.	16,000	$390

Exide Technologies *	14,500	94

Hayes Lemmerz International, Inc. *	22,800	95

Keystone Automotive Industries, Inc. *	4,800	229

Lear Corp. *	20,600	661

Miller Industries, Inc. of Tennessee *	2,600	45

Modine Manufacturing Co.	8,400	224

Noble International Ltd.	3,150	67

Spartan Motors, Inc.	9,400	158

Standard Motor Products, Inc.	3,200	30

Superior Industries International, Inc.	5,900	128

Tenneco, Inc. *	12,200	378

Titan International, Inc.	5,800	185

Visteon Corp. *	33,600	173

		3,905

Banks - 6.1%

1st Source Corp.	3,608	83

Alabama National Bancorp	4,300	335

Amcore Financial, Inc.	5,982	149

AmericanWest Bancorp	3,220	63

Ameris Bancorp	3,520	64

Bancfirst Corp.	1,928	86

Banco Latinoamericano de Exportaciones S.A., Class E	6,100	111

Bancorp, Inc. of Delaware *	2,985	55

Bank Mutual Corp.	14,306	169

Bank of the Ozarks, Inc.	3,300	101

Banner Corp.	3,400	117

Boston Private Financial Holdings, Inc.	11,100	309

Capital City Bank Group, Inc.	3,508	109

Capital Corp. of the West	2,640	49

Capitol Bancorp Ltd.	3,700	92

Cascade Bancorp	5,856	130

Cass Information Systems, Inc.	1,650	59

Cathay General Bancorp	13,300	428

Centennial Bank Holdings, Inc. *	16,200	104

Center Financial Corp.	3,400	47

Central Pacific Financial Corp.	8,180	239

Chemical Financial Corp.	6,404	155

Chittenden Corp.	13,116	461

Citizens Republic Bancorp, Inc.	21,923	353

City Holding Co.	4,400	160

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Banks - 6.1% – (continued)

CityBank Lynwood of Washington	3,600	$103

CoBiz Financial, Inc.	4,050	69

Columbia Banking System, Inc.	4,366	139

Community Bancorp of Nevada *	1,800	45

Community Bank System, Inc.	7,800	152

Community Banks, Inc.	6,604	197

Community Trust Bancorp, Inc.	4,135	124

Corus Bankshares, Inc.	11,800	154

CVB Financial Corp.	17,154	201

Enterprise Financial Services Corp.	2,400	58

First Bancorp of North Carolina	3,400	69

First BanCorp of Puerto Rico	20,000	190

First Busey Corp.	6,916	152

First Charter Corp.	8,900	268

First Commonwealth Financial Corp.	19,028	210

First Community Bancorp, Inc. of California	7,602	416

First Community Bancshares, Inc. of Virginia	2,759	100

First Financial Bancorp	9,224	118

First Financial Bankshares, Inc.	5,661	227

First Financial Corp. of Indiana	3,606	109

First Indiana Corp.	3,477	109

First Merchants Corp.	5,127	111

First Midwest Bancorp, Inc. of Illinois	14,400	492

First Regional Bancorp of California *	2,200	54

First South Bancorp, Inc. of North Carolina	2,300	60

First State Bancorporation of New Mexico	4,800	94

FirstMerit Corp.	22,600	447

FNB Corp. of Pennsylvania	15,529	257

Fremont General Corp.	17,800	69

Frontier Financial Corp.	10,150	237

Glacier Bancorp, Inc.	13,944	314

Great Southern Bancorp, Inc.	2,800	70

Greater Bay Bancorp	14,800	408

Green Bankshares, Inc.	2,300	84

Hancock Holding Co.	6,924	277

Hanmi Financial Corp.	10,500	163

Harleysville National Corp.	7,970	127

Heartland Financial USA, Inc.	4,000	82

Heritage Commerce Corp.	3,200	68

Home Bancshares, Inc./Conway AR	3,100	68

Horizon Financial Corp.	3,500	71

IBERIABANK Corp.	3,511	185

  See Notes to the Financial Statements.
EQUITY INDEX FUNDS      40      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Banks - 6.1% – (continued)

Imperial Capital Bancorp, Inc.	1,500	$42

Independent Bank Corp. of Massachusetts	4,100	122

Independent Bank Corp. of Michigan	6,310	70

Integra Bank Corp.	4,743	86

International Bancshares Corp.	13,260	288

Irwin Financial Corp.	4,900	54

Lakeland Bancorp, Inc.	5,373	73

Lakeland Financial Corp.	3,400	79

Macatawa Bank Corp.	4,334	59

MainSource Financial Group, Inc.	4,370	77

MB Financial, Inc.	8,672	300

Midwest Banc Holdings, Inc.	4,800	71

Nara Bancorp, Inc.	5,800	91

National Penn Bancshares, Inc.	12,791	209

NBT Bancorp, Inc.	8,804	191

Old National Bancorp of Indiana	17,195	285

Old Second Bancorp, Inc.	3,838	109

Omega Financial Corp.	3,378	89

Oriental Financial Group, Inc.	5,947	68

Pacific Capital Bancorp	13,433	353

Park National Corp.	3,225	281

Peoples Bancorp, Inc. of Ohio	2,860	75

Pinnacle Financial Partners, Inc. *	4,300	124

Preferred Bank of California	1,800	71

PrivateBancorp, Inc.	5,800	202

Prosperity Bancshares, Inc.	9,200	305

Provident Bankshares Corp.	8,356	262

Renasant Corp.	4,400	95

Republic Bancorp, Inc. of Kentucky, Class A	2,197	35

Royal Bancshares of Pennsylvania, Inc., Class A	1,274	28

S & T Bancorp, Inc.	6,400	205

Sandy Spring Bancorp, Inc.	4,100	123

Santander BanCorp	1,379	18

SCBT Financial Corp.	2,506	87

Seacoast Banking Corp. of Florida	4,020	75

Security Bank Corp. of Georgia	4,200	53

Sierra Bancorp	1,600	46

Signature Bank of New York *	7,900	278

Simmons First National Corp., Class A	3,900	103

South Financial Group (The), Inc.	21,200	482

Southside Bancshares, Inc.	3,077	68

Southwest Bancorp, Inc. of Oklahoma	4,000	75

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Banks - 6.1% – (continued)

Sterling Bancorp of New York	5,129	$72

Sterling Bancshares, Inc. of Texas	18,787	214

Sterling Financial Corp. of Pennsylvania	6,957	119

Sterling Financial Corp. of Washington	12,482	336

Suffolk Bancorp	2,900	93

Sun Bancorp, Inc. of New Jersey *	4,117	72

Superior Bancorp *	6,500	57

Susquehanna Bancshares, Inc.	13,479	271

SVB Financial Group *	9,800	464

SY Bancorp, Inc.	3,485	94

Taylor Capital Group, Inc.	1,600	45

Texas Capital Bancshares, Inc. *	6,400	139

Tompkins Financial Corp.	1,853	74

Trico Bancshares	3,800	85

Trustco Bank Corp. of New York	19,494	213

Trustmark Corp.	12,700	356

UCBH Holdings, Inc.	28,500	498

UMB Financial Corp.	8,012	343

Umpqua Holdings Corp.	15,131	303

Union Bankshares Corp. of Virginia	3,700	84

United Bankshares, Inc.	9,300	283

United Community Banks, Inc. of Georgia	10,800	265

United Security Bancshares of California	2,000	38

Univest Corp. of Pennsylvania	3,250	77

USB Holding Co., Inc.	3,374	78

USB Holdings Co., Inc. - Fractional Shares *	50,000	-

Virginia Commerce Bancorp *	4,712	68

W. Holding Co., Inc.	29,900	67

Washington Trust Bancorp, Inc.	3,300	89

WesBanco, Inc.	6,000	150

West Coast Bancorp of Oregon	4,207	120

Westamerica Bancorporation	8,900	443

Western Alliance Bancorp *	3,600	85

Wilshire Bancorp, Inc.	4,200	46

Wintrust Financial Corp.	6,300	269

Yardville National Bancorp	2,700	91

		22,884

Beverages - 0.3%

Boston Beer Co., Inc., Class A *	2,600	126

Central European Distribution Corp. *	9,050	434

Coca-Cola Bottling Co. Consolidated	1,327	80

Farmer Bros. Co.	2,000	50

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      41      EQUITY INDEX FUNDS

equity index funds
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Beverages - 0.3% – (continued)

Green Mountain Coffee Roasters, Inc. *	5,100	$169

Jones Soda Co. *	7,800	94

National Beverage Corp.	2,760	23

Overland Beverage Distributing	20	-

Peet’s Coffee & Tea, Inc. *	3,900	109

		1,085

Biotechnology - 2.3%

Acorda Therapeutics, Inc. *	6,000	110

Affymax, Inc. *	659	18

Affymetrix, Inc. *	19,000	482

Alexion Pharmaceuticals, Inc. *	9,900	645

AMAG Pharmaceuticals, Inc. *	4,650	266

American Oriental Bioengineering, Inc. *	12,300	137

Applera Corp. - Celera Group *	20,800	292

Arena Pharmaceuticals, Inc. *	15,200	166

Ariad Pharmaceuticals, Inc. *	20,200	94

Arqule, Inc. *	10,000	71

Bio-Rad Laboratories, Inc., Class A *	4,800	434

BioMimetic Therapeutics, Inc. *	3,400	45

Cambrex Corp.	7,300	80

Cell Genesys, Inc. *	22,900	87

CryoLife, Inc. *	7,000	66

Cytokinetics, Inc. *	7,400	38

Encysive Pharmaceuticals, Inc. *	20,200	31

Enzo Biochem, Inc. *	7,507	85

Enzon Pharmaceuticals, Inc. *	12,000	106

Exelixis, Inc. *	26,500	281

Genomic Health, Inc. *	4,200	81

GenVec, Inc. *	20,600	48

Geron Corp. *	18,100	133

GTX, Inc. *	3,400	55

Halozyme Therapeutics, Inc. *	15,500	135

Human Genome Sciences, Inc. *	37,833	389

Illumina, Inc. *	14,036	728

Immunomedics, Inc. *	17,400	40

Incyte Corp. *	23,000	164

Integra LifeSciences Holdings Corp. *	5,300	258

InterMune, Inc. *	7,900	151

Keryx Biopharmaceuticals, Inc. *	12,600	125

Kosan Biosciences, Inc. *	9,000	45

Lifecell Corp. *	8,800	331

Martek Biosciences Corp. *	8,400	244

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Biotechnology - 2.3% – (continued)

Maxygen, Inc. *	8,100	$55

Medivation, Inc. *	6,100	122

Momenta Pharmaceuticals, Inc. *	6,200	71

Myriad Genetics, Inc. *	11,927	622

Nektar Therapeutics *	25,700	227

Novacea, Inc. *	2,600	21

Omrix Biopharmaceuticals, Inc. *	4,000	141

Orexigen Therapeutics, Inc. *	1,248	17

Protalix BioTherapeutics, Inc. *	499	17

Qiagen N.V. *	1	-

Regeneration Technologies, Inc. *	6,600	71

Regeneron Pharmaceuticals, Inc. *	17,700	315

Savient Pharmaceuticals, Inc. *	14,752	215

Seattle Genetics, Inc. *	12,100	136

SuperGen, Inc. *	15,800	69

Telik, Inc. *	14,400	42

Tercica, Inc. *	6,300	39

Xoma Ltd. *	36,500	124

		8,765

Building Materials - 0.9%

AAON, Inc.	3,900	77

Apogee Enterprises, Inc.	8,300	215

Builders FirstSource, Inc. *	4,200	45

Comfort Systems USA, Inc.	11,100	158

Drew Industries, Inc. *	5,100	207

Genlyte Group, Inc. *	7,900	508

Gibraltar Industries, Inc.	6,650	123

Goodman Global, Inc. *	9,300	222

Interline Brands, Inc. *	7,430	171

LSI Industries, Inc.	5,912	121

NCI Building Systems, Inc. *	5,200	225

PGT, Inc. *	2,900	23

Simpson Manufacturing Co., Inc.	10,000	318

Texas Industries, Inc.	7,100	557

Trex Co., Inc. *	3,300	37

U.S. Concrete, Inc. *	9,200	61

Universal Forest Products, Inc.	5,000	150

		3,218

Chemicals - 2.2%

American Vanguard Corp.	5,000	98

Arch Chemicals, Inc.	7,000	328

Balchem Corp.	4,950	101

  See Notes to the Financial Statements.
EQUITY INDEX FUNDS      42      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Chemicals - 2.2% – (continued)

CF Industries Holdings, Inc.	14,600	$1,108

Ferro Corp.	11,550	231

Fuller (H.B.) Co.	15,900	472

Georgia Gulf Corp.	10,000	139

Grace (W.R.) & Co. *	18,200	489

Hercules, Inc.	32,100	675

Innophos Holdings, Inc.	4,300	66

Innospec, Inc.	6,800	155

Kronos Worldwide, Inc.	778	15

Landec Corp. *	4,300	66

Metabolix, Inc. *	4,500	109

Minerals Technologies, Inc.	4,900	328

NewMarket Corp.	4,000	197

NL Industries, Inc.	2,300	26

Olin Corp.	19,500	436

OM Group, Inc. *	7,700	407

PolyOne Corp. *	24,100	180

Rockwood Holdings, Inc. *	9,097	326

Schulman (A.), Inc.	6,600	130

Sensient Technologies Corp.	12,200	352

Spartech Corp.	8,300	142

Stepan Co.	1,700	53

Symyx Technologies, Inc. *	9,100	79

Terra Industries, Inc. *	24,100	753

Tronox, Inc., Class B	11,400	103

UAP Holding Corp.	14,700	461

Zoltek Cos., Inc. *	5,400	236

		8,261

Closed-End Funds - 0.0%

Kayne Anderson Energy Development Co.	2,300	59

Coal - 0.1%

Alpha Natural Resources, Inc. *	16,170	376

International Coal Group, Inc. *	31,200	138

		514

Commercial Services - 6.0%

Aaron Rents, Inc.	11,850	264

ABM Industries, Inc.	11,248	225

Administaff, Inc.	6,200	225

Advance America Cash Advance Centers, Inc.	18,310	195

Advisory Board (The) Co. *	5,100	298

Albany Molecular Research, Inc. *	6,900	104

AMN Healthcare Services, Inc. *	8,900	167

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Commercial Services - 6.0% – (continued)

Arbitron, Inc.	8,100	$367

Arrowhead Research Corp. *	10,300	52

Bankrate, Inc. *	3,300	152

Barrett Business Services	1,900	45

BearingPoint, Inc. *	50,300	204

Bowne & Co., Inc.	8,200	137

Bright Horizons Family Solutions, Inc. *	6,800	291

Capella Education Co. *	2,457	137

CBIZ, Inc. *	14,900	118

CDI Corp.	3,600	100

Cenveo, Inc. *	13,970	302

Chemed Corp.	6,600	410

Clayton Holdings, Inc. *	2,600	21

Coinmach Service Corp., Class A	9,300	112

Coinstar, Inc. *	7,600	244

Consolidated Graphics, Inc. *	2,700	170

Corinthian Colleges, Inc. *	24,300	387

Cornell Cos., Inc. *	3,200	75

Corvel Corp. *	2,125	49

CoStar Group, Inc. *	4,800	257

CPI Corp.	1,200	46

CRA International, Inc. *	3,100	149

Cross Country Healthcare, Inc. *	8,800	154

Deluxe Corp.	14,000	516

DeVry, Inc.	16,500	611

Diamond Management & Technology Consultants, Inc.	8,300	76

Dollar Financial Corp. *	4,600	131

Dollar Thrifty Automotive Group *	6,100	212

DynCorp International, Inc., Class A *	6,900	159

Electro Rent Corp.	5,374	75

Emergency Medical Services Corp., Class A *	2,900	88

Euronet Worldwide, Inc. *	12,300	366

ExlService Holdings, Inc. *	5,156	110

Exponent, Inc. *	4,100	103

First Advantage Corp., Class A *	2,000	35

Forrester Research, Inc. *	3,900	92

FTI Consulting, Inc. *	10,925	550

Gartner, Inc. *	18,700	457

Geo Group (The), Inc. *	13,100	388

Gevity HR, Inc.	7,200	74

Global Cash Access Holdings, Inc. *	10,200	108

Great Lakes Dredge & Dock Corp. *	3,500	31

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      43      EQUITY INDEX FUNDS

equity index funds
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Commercial Services - 6.0% – (continued)

H&E Equipment Services, Inc. *	4,000	$72

Healthcare Services Group	12,338	250

Healthspring, Inc. *	12,000	234

Heartland Payment Systems, Inc.	4,000	103

Heidrick & Struggles International, Inc. *	5,200	190

HMS Holdings Corp. *	6,300	155

Home Solutions of America, Inc. *	11,800	40

Hudson Highland Group, Inc. *	7,400	94

Huron Consulting Group, Inc. *	5,100	370

ICT Group, Inc. *	1,800	24

Integrated Electrical Services, Inc. *	4,000	102

Interactive Data Corp.	9,700	274

Jackson Hewitt Tax Service, Inc.	8,400	235

Kelly Services, Inc., Class A	5,529	110

Kendle International, Inc. *	3,900	162

Kenexa Corp. *	7,000	215

Kforce, Inc. *	8,000	103

Korn/Ferry International *	11,900	196

Labor Ready, Inc. *	12,000	222

Landauer, Inc.	2,500	127

LECG Corp. *	6,700	100

Live Nation, Inc. *	17,000	361

MAXIMUS, Inc.	5,700	248

McGrath Rentcorp	5,964	198

Midas, Inc. *	4,400	83

Monro Muffler, Inc.	3,300	112

Morningstar, Inc. *	3,800	233

MPS Group, Inc. *	26,600	297

Multi-Color Corp.	1,350	31

Navigant Consulting, Inc. *	12,300	156

Net 1 UEPS Technologies, Inc. *	11,600	315

Odyssey Marine Exploration, Inc. *	12,200	76

On Assignment, Inc. *	7,900	74

Parexel International Corp. *	7,400	305

PeopleSupport, Inc. *	7,100	85

PharmaNet Development Group, Inc. *	4,950	144

PHH Corp. *	15,200	399

PRA International *	4,900	144

Pre-Paid Legal Services, Inc. *	2,700	150

Premier Exhibitions, Inc. *	8,200	124

Providence Service (The) Corp. *	3,330	98

Rent-A-Center, Inc. *	19,700	357

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Commercial Services - 6.0% – (continued)

Resources Connection, Inc.	13,000	$301

Rollins, Inc.	8,100	216

RSC Holdings, Inc. *	4,400	72

SAIC, Inc. *	29,500	566

Senomyx, Inc. *	8,640	106

Sotheby’s	17,200	822

Source Interlink Cos., Inc. *	11,300	40

Spherion Corp. *	14,630	121

Standard Parking Corp. *	1,400	56

Steiner Leisure Ltd. *	4,200	182

Stewart Enterprises, Inc., Class A	28,900	220

Strayer Education, Inc.	4,000	675

Team, Inc. *	3,800	104

TeleTech Holdings, Inc. *	11,700	280

TNS, Inc.	6,600	106

Universal Technical Institute, Inc. *	6,300	113

Valassis Communications, Inc. *	12,427	111

Viad Corp.	6,000	216

VistaPrint Ltd. *	10,800	404

Volt Information Sciences, Inc. *	4,575	81

Watson Wyatt Worldwide, Inc., Class A	11,100	499

Wright Express Corp. *	10,890	397

		22,695

Computers - 2.3%

3D Systems Corp. *	4,100	97

Agilysys, Inc.	8,387	142

Ansoft Corp. *	5,200	171

CACI International, Inc., Class A *	8,000	409

CIBER, Inc. *	15,000	117

COMSYS IT Partners, Inc. *	4,500	76

Comtech Group, Inc. *	4,100	75

Cray, Inc. *	9,800	71

Data Domain, Inc. *	2,300	71

Echelon Corp. *	8,800	220

Electronics for Imaging, Inc. *	16,100	432

Gateway, Inc. *	74,871	141

Henry (Jack) & Associates, Inc.	21,500	556

Hutchinson Technology, Inc. *	7,715	190

iGate Corp. *	6,000	51

IHS, Inc., Class A *	7,900	446

Imation Corp.	9,100	223

Immersion Corp. *	7,800	128

  See Notes to the Financial Statements.
EQUITY INDEX FUNDS      44      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Computers - 2.3% – (continued)

Integral Systems, Inc. of Maryland	3,234	$69

InterVoice, Inc. *	10,600	100

Isilon Systems, Inc. *	1,404	11

Limelight Networks, Inc. *	4,910	43

LivePerson, Inc. *	7,700	47

Magma Design Automation, Inc. *	10,500	148

Manhattan Associates, Inc. *	7,000	192

Mentor Graphics Corp. *	24,000	362

Mercury Computer Systems, Inc. *	5,900	61

Micros Systems, Inc. *	11,300	735

MTS Systems Corp.	5,000	208

Ness Technologies, Inc. *	7,500	82

Netezza Corp. *	429	5

Palm, Inc. *	26,506	431

Perot Systems Corp., Class A *	22,600	382

Quantum Corp. *	52,400	178

Rackable Systems, Inc. *	8,600	112

Radiant Systems, Inc. *	7,200	114

Radisys Corp. *	5,800	72

Rimage Corp. *	2,100	47

SI International, Inc. *	3,600	103

Sigma Designs, Inc. *	6,200	299

Silicon Graphics, Inc. *	1,200	24

Silicon Storage Technology, Inc. *	24,900	80

Smart Modular Technologies WWH, Inc. *	12,000	86

SRA International, Inc., Class A *	10,500	295

STEC, Inc. *	9,800	75

Stratasys, Inc. *	6,100	168

Super Micro Computer, Inc. *	669	7

SYKES Enterprises, Inc. *	8,000	133

Synaptics, Inc. *	7,300	349

Syntel, Inc.	2,800	116

Virtusa Corp. *	1,100	16

		8,766

Cosmetics/Personal Care - 0.2%

Chattem, Inc. *	4,800	339

Elizabeth Arden, Inc. *	7,100	191

Inter Parfums, Inc.	1,400	33

Revlon, Inc., Class A *	55,000	63

		626

Distribution/Wholesale - 0.7%

Beacon Roofing Supply, Inc. *	12,000	123

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Distribution/Wholesale - 0.7% – (continued)

Beijing Med-Pharm Corp. *	5,900	$69

BlueLinx Holdings, Inc.	3,700	26

Brightpoint, Inc. *	13,150	197

Building Material Holding Corp.	8,800	93

Core-Mark Holding Co., Inc. *	2,800	99

Houston Wire & Cable Co.	5,400	98

LKQ Corp. *	12,800	446

MWI Veterinary Supply, Inc. *	1,800	68

NuCo2, Inc. *	4,200	108

Owens & Minor, Inc.	10,462	398

Scansource, Inc. *	6,900	194

United Stationers, Inc. *	7,892	438

Watsco, Inc.	5,950	276

		2,633

Diversified Financial Services - 2.1%

Accredited Home Lenders Holding Co. *	6,870	80

Advanta Corp., Class B	9,050	248

Asset Acceptance Capital Corp.	4,300	50

Asta Funding, Inc.	3,300	126

Calamos Asset Management, Inc., Class A	7,000	198

Centerline Holding Co.	14,300	219

Cityscape Financial Corp. *	3,800	-

Cohen & Steers, Inc.	4,900	181

CompuCredit Corp. *	5,600	122

Cowen Group, Inc. *	5,300	73

Credit Acceptance Corp. *	2,052	47

Delta Financial Corp. *	5,200	26

Encore Capital Group, Inc. *	3,100	37

eSpeed, Inc., Class A *	5,600	48

Evercore Partners, Inc., Class A	1,700	45

FBR Capital Markets Corp. *	8,300	107

FCStone Group, Inc. *	2,700	87

Federal Agricultural Mortgage Corp., Class C	3,100	91

Financial Federal Corp.	7,400	207

Friedman Billings Ramsey Group, Inc., Class A	39,700	183

GAMCO Investors, Inc., Class A	1,600	88

GFI Group, Inc. *	4,520	389

Greenhill & Co., Inc.	4,800	293

Interactive Brokers Group, Inc., Class A *	10,200	268

International Securities Exchange Holdings, Inc.	10,100	671

KBW, Inc. *	7,068	203

Knight Capital Group, Inc., Class A *	29,100	348

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      45      EQUITY INDEX FUNDS

 equity index funds

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Diversified Financial Services - 2.1% – (continued)

LaBranche & Co., Inc. *	14,600	$68

Ladenburg Thalmann Financial Services, Inc. *	22,200	44

MarketAxess Holdings, Inc. *	8,700	131

National Financial Partners Corp.	9,799	519

Nelnet, Inc., Class A	3,900	71

NewStar Financial, Inc. *	3,757	42

Ocwen Financial Corp. *	9,400	89

optionsXpress Holdings, Inc.	12,030	314

Penson Worldwide, Inc. *	3,200	59

Piper Jaffray Cos. *	4,991	268

Portfolio Recovery Associates, Inc.	4,500	239

Sanders Morris Harris Group, Inc.	3,800	39

Stifel Financial Corp. *	3,633	210

SWS Group, Inc.	6,415	113

Thomas Weisel Partners Group, Inc. *	4,700	68

TradeStation Group, Inc. *	8,800	103

US Global Investors, Inc., Class A	3,500	67

W.P. Stewart & Co., Ltd.	3,900	39

Waddell & Reed Financial, Inc., Class A	23,500	635

World Acceptance Corp. *	5,000	165

		7,718

Diversified Minerals - 0.0%

Idaho General Mines, Inc. *	14,200	94

Electric - 1.7%

Allete, Inc.	6,800	304

Aquila, Inc. *	97,200	390

Avista Corp.	13,500	275

Black Hills Corp.	9,800	402

Central Vermont Public Service Corp.	2,100	77

CH Energy Group, Inc.	4,300	205

Cleco Corp.	17,200	435

El Paso Electric Co. *	11,900	275

Empire District Electric (The) Co.	8,200	185

EnerNOC, Inc. *	645	25

Idacorp, Inc.	11,500	376

ITC Holdings Corp.	11,500	570

MGE Energy, Inc.	5,625	188

NorthWestern Corp.	10,500	285

Ormat Technologies, Inc.	3,100	144

Otter Tail Corp.	8,100	289

Pike Electric Corp. *	4,300	81

PNM Resources, Inc.	19,900	463

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Electric - 1.7% – (continued)

Portland General Electric Co.	7,400	$206

UIL Holdings Corp.	6,733	212

Unisource Energy Corp.	9,120	272

Westar Energy, Inc.	25,200	619

		6,278

Electrical Components & Equipment - 0.8%

Advanced Energy Industries, Inc. *	9,600	145

American Superconductor Corp. *	11,447	234

Belden, Inc.	11,512	540

Coleman Cable, Inc. *	2,700	37

Encore Wire Corp.	6,000	151

Energy Conversion Devices, Inc. *	10,500	239

EnerSys *	6,900	123

GrafTech International Ltd. *	26,900	480

Greatbatch, Inc. *	6,000	160

Insteel Industries, Inc.	5,600	86

Lamson & Sessions (The) Co. *	3,800	102

Littelfuse, Inc. *	6,500	232

Medis Technologies Ltd. *	6,696	87

Powell Industries, Inc. *	2,200	83

Power-One, Inc. *	19,200	98

Superior Essex, Inc. *	5,550	207

Universal Display Corp. *	6,500	115

Vicor Corp.	5,400	65

		3,184

Electronics - 2.9%

American Science & Engineering, Inc.	2,500	157

Analogic Corp.	3,600	230

Badger Meter, Inc.	3,900	125

Bel Fuse, Inc., Class B	2,800	97

Benchmark Electronics, Inc. *	18,363	438

Brady Corp., Class A	12,838	461

Checkpoint Systems, Inc. *	10,700	282

Cogent, Inc. *	11,900	187

Coherent, Inc. *	8,100	260

CTS Corp.	9,880	127

Cubic Corp.	4,200	177

Cymer, Inc. *	9,373	360

Daktronics, Inc.	8,300	226

Dionex Corp. *	5,100	405

Eagle Test Systems, Inc. *	2,200	28

Electro Scientific Industries, Inc. *	8,000	192

  See Notes to the Financial Statements.
EQUITY INDEX FUNDS      46      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Electronics - 2.9% – (continued)

Excel Technology, Inc. *	3,400	$85

FARO Technologies, Inc. *	3,600	159

FEI Co. *	10,000	314

Flir Systems, Inc. *	18,100	1,003

II-VI, Inc. *	6,300	218

Ionatron, Inc. *	9,040	31

Itron, Inc. *	8,300	772

Kemet Corp. *	21,800	160

L-1 Identity Solutions, Inc. *	15,824	298

LoJack Corp. *	5,100	97

Measurement Specialties, Inc. *	3,900	109

Methode Electronics, Inc.	10,242	154

Multi-Fineline Electronix, Inc. *	2,300	34

Newport Corp. *	9,100	139

OSI Systems, Inc. *	4,200	95

OYO Geospace Corp. *	1,300	120

Park Electrochemical Corp.	5,500	185

Plexus Corp. *	12,000	329

Rofin-Sinar Technologies, Inc. *	4,200	295

Rogers Corp. *	4,700	194

Sonic Solutions, Inc. *	7,000	73

Taser International, Inc. *	17,300	271

Technitrol, Inc.	11,000	296

TTM Technologies, Inc. *	11,500	133

Varian, Inc. *	8,600	547

Watts Water Technologies, Inc., Class A	7,600	233

Woodward Governor Co.	8,400	524

X-Rite, Inc.	6,900	100

Zygo Corp. *	5,100	66

		10,786

Energy - Alternate Sources - 0.3%

Aventine Renewable Energy Holdings, Inc. *	8,317	88

Clean Energy Fuels Corp. *	1,900	29

Comverge, Inc. *	949	31

Evergreen Energy, Inc. *	19,500	100

Evergreen Solar, Inc. *	23,200	207

FuelCell Energy, Inc. *	19,400	173

Headwaters, Inc. *	10,200	152

MGP Ingredients, Inc.	2,600	27

Pacific Ethanol, Inc. *	10,300	99

US BioEnergy Corp. *	3,118	24

VeraSun Energy Corp. *	7,665	84

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Energy - Alternate Sources - 0.3% – (continued)

Verenium Corp. *	9,500	$50

		1,064

Engineering & Construction - 0.9%

Aecom Technology Corp. *	10,146	354

Baker (Michael) Corp. *	2,300	113

Dycom Industries, Inc. *	10,600	325

EMCOR Group, Inc. *	16,600	521

ENGlobal Corp. *	4,800	55

Granite Construction, Inc.	9,362	496

Insituform Technologies, Inc., Class A *	8,100	123

Layne Christensen Co. *	4,100	227

Perini Corp. *	6,900	386

Stanley, Inc. *	1,262	35

Washington Group International, Inc. *	7,600	667

		3,302

Entertainment - 0.8%

Bally Technologies, Inc. *	14,100	500

Bluegreen Corp. *	5,800	45

Carmike Cinemas, Inc.	3,500	64

Churchill Downs, Inc.	2,400	120

Cinemark Holdings, Inc.	6,000	111

Dover Downs Gaming & Entertainment, Inc.	3,995	41

Great Wolf Resorts, Inc. *	7,360	91

Isle of Capri Casinos, Inc. *	4,300	84

Lakes Entertainment, Inc. *	6,500	62

Macrovision Corp. *	14,000	345

Magna Entertainment Corp., Class A *	11,000	25

National CineMedia, Inc.	10,900	244

Pinnacle Entertainment, Inc. *	15,500	422

Shuffle Master, Inc. *	10,250	153

Six Flags, Inc. *	21,900	76

Speedway Motorsports, Inc.	4,000	148

Steinway Musical Instruments	2,000	59

Vail Resorts, Inc. *	8,200	511

		3,101

Environmental Control - 0.7%

American Ecology Corp.	4,300	91

Calgon Carbon Corp. *	11,700	163

Casella Waste Systems, Inc., Class A *	6,000	75

Clean Harbors, Inc. *	4,300	191

Darling International, Inc. *	20,300	201

Fuel Tech, Inc. *	5,000	110

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      47      EQUITY INDEX FUNDS

  equity index funds

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Environmental Control - 0.7% – (continued)

Metal Management, Inc.	6,600	$358

Mine Safety Appliances Co.	7,300	344

Rentech, Inc. *	46,600	101

Tetra Tech, Inc. *	15,091	319

Waste Connections, Inc. *	17,775	565

Waste Industries USA, Inc.	2,100	60

Waste Services, Inc. *	7,666	74

		2,652

Food - 1.5%

Arden Group, Inc., Class A	400	56

Cal-Maine Foods, Inc.	3,900	98

Chiquita Brands International, Inc. *	11,000	174

Flowers Foods, Inc.	19,837	433

Fresh Del Monte Produce, Inc.	7,000	201

Great Atlantic & Pacific Tea Co. *	5,300	161

Hain Celestial Group, Inc. *	11,400	366

Imperial Sugar Co.	3,700	97

Ingles Markets, Inc., Class A	3,300	95

J & J Snack Foods Corp.	3,800	132

Lance, Inc.	8,300	191

M & F Worldwide Corp. *	2,900	146

Nash Finch Co.	3,900	155

Pathmark Stores, Inc. *	9,400	120

Performance Food Group Co. *	9,300	280

Pilgrims Pride Corp.	10,500	365

Ralcorp Holdings, Inc. *	7,100	396

Ruddick Corp.	10,700	359

Sanderson Farms, Inc.	4,400	183

Seaboard Corp.	120	235

Spartan Stores, Inc.	5,800	131

Tootsie Roll Industries, Inc.	9,269	246

TreeHouse Foods, Inc. *	8,100	219

United Natural Foods, Inc. *	11,100	302

Village Super Market, Class A	800	42

Weis Markets, Inc.	2,600	111

Winn-Dixie Stores, Inc. *	8,500	159

		5,453

Forest Products & Paper - 0.5%

Bowater, Inc.	14,600	218

Buckeye Technologies, Inc. *	10,300	156

Deltic Timber Corp.	2,800	159

Glatfelter	12,200	181

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Forest Products & Paper - 0.5% – (continued)

Mercer International, Inc. *	7,400	$70

Neenah Paper, Inc.	4,000	132

Potlatch Corp.	11,060	498

Rock-Tenn Co., Class A	8,740	253

Schweitzer-Mauduit International, Inc.	4,200	98

Wausau Paper Corp.	12,342	138

Xerium Technologies, Inc.	5,400	29

		1,932

Gas - 0.8%

EnergySouth, Inc.	1,850	93

Laclede Group (The), Inc.	5,900	190

New Jersey Resources Corp.	7,550	374

Nicor, Inc.	12,600	541

Northwest Natural Gas Co.	7,450	340

Piedmont Natural Gas Co., Inc.	20,600	517

SEMCO Energy, Inc. *	6,400	51

South Jersey Industries, Inc.	8,026	279

Southwest Gas Corp.	10,800	306

WGL Holdings, Inc.	14,300	485

		3,176

Hand/Machine Tools - 0.3%

Baldor Electric Co.	11,953	477

Franklin Electric Co., Inc.	5,300	218

Hardinge, Inc.	3,300	115

Raser Technologies, Inc. *	6,800	88

Regal-Beloit Corp.	8,341	399

		1,297

Healthcare - Products - 3.9%

Abaxis, Inc. *	6,300	141

Abiomed, Inc. *	6,400	80

Accuray, Inc. *	4,336	76

Align Technology, Inc. *	15,800	400

American Medical Systems Holdings, Inc. *	19,700	334

Angiodynamics, Inc. *	6,100	115

Arrow International, Inc.	7,200	328

Arthrocare Corp. *	7,700	430

Aspect Medical Systems, Inc. *	4,400	60

Bruker BioSciences Corp. *	15,664	138

Cantel Medical Corp. *	2,100	33

Cepheid, Inc. *	14,900	340

Conceptus, Inc. *	6,900	131

Conmed Corp. *	7,325	205

  See Notes to the Financial Statements.
EQUITY INDEX FUNDS      48      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Healthcare - Products - 3.9% – (continued)

Cutera, Inc. *	4,100	$107

Cyberonics, Inc. *	5,900	82

Cynosure, Inc., Class A *	2,300	85

Datascope Corp.	3,600	122

DJO, Inc. *	6,200	304

ev3, Inc. *	4,500	74

Foxhollow Technologies, Inc. *	5,400	143

Haemonetics Corp. of Massachusetts *	6,900	341

Hansen Medical, Inc., *	1,837	50

Hologic, Inc. *	14,000	854

ICU Medical, Inc. *	3,900	151

Immucor, Inc. *	18,880	675

Insulet Corp. *	898	20

Invacare Corp.	7,412	173

Inverness Medical Innovations, Inc. *	14,200	786

Kensey Nash Corp. *	3,700	97

Kyphon, Inc. *	12,400	868

LCA-Vision, Inc.	5,550	163

Luminex Corp. *	8,800	133

Masimo Corp. *	3,610	93

Medical Action Industries, Inc. *	3,900	92

Mentor Corp.	9,000	414

Meridian Bioscience, Inc.	9,725	295

Merit Medical Systems, Inc. *	7,467	97

Micrus Endovascular Corp. *	4,400	80

Minrad International, Inc. *	9,700	46

Natus Medical, Inc. *	5,800	92

Northstar Neuroscience, Inc. *	3,900	44

NuVasive, Inc. *	9,000	323

NxStage Medical, Inc. *	6,400	93

Oakley, Inc.	7,200	209

OraSure Technologies, Inc. *	12,600	127

Orthofix International N.V. *	3,900	191

Palomar Medical Technologies, Inc. *	4,700	134

PolyMedica Corp.	6,300	331

PSS World Medical, Inc. *	17,450	334

Quidel Corp. *	8,300	162

Sirona Dental Systems, Inc. *	4,800	171

Sonic Innovations, Inc. *	5,400	49

SonoSite, Inc. *	5,000	153

Spectranetics Corp. *	9,500	128

Stereotaxis, Inc. *	6,400	88

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Healthcare - Products - 3.9% – (continued)

STERIS Corp.	16,900	$462

SurModics, Inc. *	4,300	211

Symmetry Medical, Inc. *	9,570	160

Thoratec Corp. *	13,785	285

TomoTherapy, Inc. *	2,200	51

Ventana Medical Systems, Inc. *	7,372	633

Visicu, Inc. *	2,900	22

Vital Images, Inc. *	5,200	101

Vital Signs, Inc.	2,400	125

Volcano Corp. *	5,400	89

West Pharmaceutical Services, Inc.	8,552	356

Wright Medical Group, Inc. *	9,400	252

Zoll Medical Corp. *	6,100	158

		14,690

Healthcare - Services - 1.6%

Air Methods Corp. *	2,900	134

Alliance Imaging, Inc. *	4,500	41

Amedisys, Inc. *	6,434	247

American Dental Partners, Inc. *	4,100	115

AMERIGROUP Corp. *	14,000	483

Amsurg Corp. *	8,200	189

Apria Healthcare Group, Inc. *	11,400	296

Assisted Living Concepts, Inc., Class A *	13,900	127

athenahealth, Inc. *	148	5

Bio-Reference Labs, Inc. *	2,800	95

Capital Senior Living Corp. *	6,200	52

Centene Corp. *	11,600	249

Emeritus Corp. *	1,900	51

Gentiva Health Services, Inc. *	7,400	142

Healthsouth Corp. *	21,200	371

Healthways, Inc. *	9,800	529

Hythiam, Inc. *	7,200	54

Kindred Healthcare, Inc. *	7,800	140

LHC Group, Inc. *	4,600	99

Magellan Health Services, Inc. *	10,200	414

Matria Healthcare, Inc. *	5,700	149

Medcath Corp. *	3,100	85

Molina Healthcare, Inc. *	3,300	120

National Healthcare Corp.	1,700	87

Nighthawk Radiology Holdings, Inc. *	6,200	152

Odyssey HealthCare, Inc. *	9,475	91

Psychiatric Solutions, Inc. *	15,000	589

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      49      EQUITY INDEX FUNDS

 equity index funds

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Healthcare - Services - 1.6% – (continued)

Radiation Therapy Services, Inc. *	3,400	$71

RehabCare Group, Inc. *	4,700	83

Res-Care, Inc. *	6,100	139

Skilled Healthcare Group, Inc., Class A *	6,900	109

Sun Healthcare Group, Inc. *	12,000	201

Sunrise Senior Living, Inc. *	11,600	410

		6,119

Holding Companies - Diversified - 0.3%

Aldabra 2 Acquisition Corp. *	11,000	101

Alternative Asset Management Acquisition Corp. *	11,000	97

Compass Diversified Holdings	6,800	109

Energy Infrastructure Acquisition Corp. *	3,600	35

Freedom Acquisition Holding, Inc. *	15,700	177

Information Services Group, Inc. *	6,000	46

Marathon Acquisition Corp. *	8,000	63

NTR Acquisition Co. *	4,300	41

Resource America, Inc., Class A	4,300	68

Star Maritime Acquisition Corp. *	5,200	73

Walter Industries, Inc.	12,900	347

		1,157

Home Builders - 0.4%

Amrep Corp.	800	21

Beazer Homes USA, Inc.	11,400	94

Brookfield Homes Corp.	3,267	61

Champion Enterprises, Inc. *	19,908	219

Fleetwood Enterprises, Inc. *	17,500	150

Hovnanian Enterprises, Inc., Class A *	9,700	107

M/I Homes, Inc.	3,300	46

Meritage Homes Corp. *	7,700	109

Monaco Coach Corp.	7,300	102

Palm Harbor Homes, Inc. *	2,812	35

Skyline Corp.	1,900	57

Standard-Pacific Corp.	15,900	87

WCI Communities, Inc. *	9,700	58

Williams Scotsman International, Inc. *	8,800	244

Winnebago Industries, Inc.	8,200	196

		1,586

Home Furnishings - 0.6%

American Woodmark Corp.	3,300	82

Audiovox Corp., Class A *	4,600	47

DTS, Inc. *	5,600	170

Ethan Allen Interiors, Inc.	6,900	226

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Home Furnishings - 0.6% – (continued)

Furniture Brands International, Inc.	12,400	$126

Hooker Furniture Corp.	2,900	58

Kimball International, Inc., Class B	6,756	77

La-Z-Boy, Inc.	13,300	98

Sealy Corp.	10,200	143

Tempur-Pedic International, Inc.	21,500	769

TiVo, Inc. *	26,500	168

Universal Electronics, Inc. *	4,200	136

		2,100

Household Products/Wares - 0.8%

ACCO Brands Corp. *	13,600	305

American Greetings Corp., Class A	14,400	380

Blyth, Inc.	6,600	135

Central Garden and Pet Co., Class A *	17,400	156

CSS Industries, Inc.	1,900	68

Ennis, Inc.	7,000	154

Fossil, Inc. *	11,300	422

Helen of Troy Ltd. *	7,200	139

Playtex Products, Inc. *	15,300	280

Prestige Brands Holdings, Inc. *	9,110	100

Russ Berrie & Co., Inc. *	3,200	54

Spectrum Brands, Inc. *	12,500	73

Standard Register (The) Co.	4,900	62

Tupperware Brands Corp.	16,500	520

WD-40 Co.	5,470	187

		3,035

Housewares - 0.0%

Libbey, Inc.	3,200	56

Lifetime Brands, Inc.	3,100	63

National Presto Industries, Inc.	1,300	69

		188

Insurance - 3.4%

ACA Capital Holdings, Inc. *	3,600	22

Alfa Corp.	8,800	160

American Equity Investment Life Holding Co.	15,300	163

American Physicians Capital, Inc.	2,700	105

Amerisafe, Inc. *	5,800	96

Amtrust Financial Services, Inc.	7,300	111

Argo Group International Holdings Ltd. *	6,606	287

Aspen Insurance Holdings Ltd.	22,300	622

Assured Guaranty Ltd.	17,800	484

Baldwin & Lyons, Inc., Class B	2,250	61

  See Notes to the Financial Statements.
EQUITY INDEX FUNDS      50      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Insurance - 3.4% – (continued)

Citizens, Inc. of Texas *	6,100	$47

CNA Surety Corp. *	4,400	78

Commerce Group, Inc.	14,700	433

Crawford & Co., Class B *	6,400	41

Darwin Professional Underwriters, Inc. *	1,100	24

Delphi Financial Group, Inc., Class A	11,167	451

Donegal Group, Inc., Class A	3,577	58

eHealth, Inc. *	4,100	114

EMC Insurance Group, Inc.	1,600	42

Employers Holdings, Inc.	15,300	315

Enstar Group Ltd. *	1,700	215

FBL Financial Group, Inc., Class A	3,700	146

First Acceptance Corp. *	4,721	24

First Mercury Financial Corp. *	3,160	68

Flagstone Reinsurance Holdings Ltd.	1,700	23

FPIC Insurance Group, Inc. *	2,900	125

Greenlight Capital Re Ltd., Class A *	1,400	28

Harleysville Group, Inc.	3,700	118

Hilb, Rogal & Hobbs Co.	9,600	416

Horace Mann Educators Corp.	11,600	229

Independence Holding Co.	1,480	30

Infinity Property & Casualty Corp.	5,600	225

IPC Holdings Ltd.	17,900	516

James River Group, Inc.	2,300	75

Kansas City Life Insurance Co.	1,100	48

LandAmerica Financial Group, Inc.	4,400	172

Max Capital Group Ltd.	17,100	479

Meadowbrook Insurance Group, Inc. *	6,900	62

Midland (The) Co.	3,200	176

Montpelier Re Holdings Ltd.	27,410	485

National Interstate Corp.	2,400	74

National Western Life Insurance Co., Class A	600	154

Navigators Group, Inc. *	3,600	195

NYMAGIC, Inc.	1,600	45

Odyssey Re Holdings Corp.	7,700	286

Phoenix Companies (The), Inc.	30,400	429

Platinum Underwriters Holdings Ltd.	15,100	543

PMA Capital Corp., Class A *	9,100	86

Presidential Life Corp.	5,900	100

Primus Guaranty Ltd. *	10,100	106

ProAssurance Corp. *	8,946	482

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Insurance - 3.4% – (continued)

RAM Holdings Ltd. *	3,300	$31

RLI Corp.	6,026	342

Safety Insurance Group, Inc.	3,900	140

Scottish Re Group Ltd. *	15,200	48

SeaBright Insurance Holdings, Inc. *	6,600	113

Security Capital Assurance Ltd.	5,300	121

Selective Insurance Group, Inc.	15,800	336

State Auto Financial Corp.	3,900	114

Stewart Information Services Corp.	4,700	161

Tower Group, Inc.	5,900	154

Triad Guaranty, Inc. *	3,600	68

United America Indemnity Ltd., Class A *	5,300	114

United Fire & Casualty Co.	5,700	223

Universal American Financial Corp. *	10,300	235

Validus Holdings Ltd. *	4,200	102

Zenith National Insurance Corp.	9,600	431

		12,607

Internet - 3.4%

1-800-FLOWERS.COM, Inc., Class A *	7,200	83

Ariba, Inc. *	22,254	240

Art Technology Group, Inc. *	30,600	92

AsiaInfo Holdings, Inc. *	6,900	63

Authorize.Net Holdings, Inc. *	7,384	130

Avocent Corp. *	13,600	396

Blue Coat Systems, Inc. *	3,300	260

Blue Nile, Inc. *	3,600	339

Chordiant Software, Inc. *	9,320	129

CMGI, Inc. *	126,900	173

CNET Networks, Inc. *	42,200	314

Cogent Communications Group, Inc. *	13,400	313

comScore, Inc. *	1,592	43

CyberSource Corp. *	9,700	113

DealerTrack Holdings, Inc. *	8,400	352

Dice Holdings, Inc. *	4,475	46

Digital River, Inc. *	10,700	479

Earthlink, Inc. *	35,400	280

Equinix, Inc. *	8,601	763

eResearch Technology, Inc. *	13,475	153

FTD Group, Inc.	3,680	55

Global Sources Ltd. *	3,600	80

GSI Commerce, Inc. *	5,800	154

Harris Interactive, Inc. *	14,900	64

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      51      EQUITY INDEX FUNDS

equity index funds
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Internet - 3.4% – (continued)

i2 Technologies, Inc. *	4,800	$73

Ibasis, Inc. *	7,200	77

Imergent, Inc.	3,600	81

Infospace, Inc.	8,600	151

Internap Network Services Corp. *	13,490	191

Internet Capital Group, Inc. *	10,700	128

Interwoven, Inc. *	11,700	167

iPass, Inc. *	17,700	74

j2 Global Communications, Inc. *	12,800	419

Keynote Systems, Inc. *	2,900	40

Knot (The), Inc. *	7,800	166

Lionbridge Technologies *	16,400	65

Liquidity Services, Inc. *	2,300	25

LoopNet, Inc. *	6,800	140

Mercadolibre, Inc. *	4,300	158

Move, Inc. *	27,500	76

NetFlix, Inc. *	12,200	253

NIC, Inc.	10,500	73

On2 Technologies, Inc. *	32,200	37

Online Resources Corp. *	6,200	78

Openwave Systems, Inc.	23,933	105

Orbitz Worldwide, Inc. *	9,045	102

Overstock.com, Inc. *	4,900	141

Perficient, Inc. *	8,100	177

Priceline.com, Inc. *	9,866	876

RealNetworks, Inc. *	26,500	180

RightNow Technologies, Inc. *	5,600	90

S1 Corp. *	16,400	148

Safeguard Scientifics, Inc. *	33,000	76

Sapient Corp. *	21,100	142

Secure Computing Corp. *	13,200	128

Shutterfly, Inc. *	3,269	104

Sohu.com, Inc. *	7,100	268

SonicWALL, Inc. *	17,700	155

Stamps.com, Inc. *	5,250	63

TechTarget, Inc. *	1,147	19

Terremark Worldwide, Inc. *	11,400	82

TheStreet.com, Inc.	5,100	62

TIBCO Software, Inc. *	54,100	400

Travelzoo, Inc. *	2,500	57

TriZetto Group, Inc. *	12,300	215

United Online, Inc.	17,600	264

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Internet - 3.4% – (continued)

ValueClick, Inc. *	25,900	$582

Vasco Data Security International, Inc. *	7,300	258

Vignette Corp. *	8,200	165

Vocus, Inc. *	3,900	114

Websense, Inc. *	11,700	231

		12,790

Investment Companies - 0.5%

Apollo Investment Corp.	27,943	581

Ares Capital Corp.	20,300	330

BlackRock Kelso Capital Corp.	2,700	39

Capital Southwest Corp.	700	86

Gladstone Capital Corp.	3,200	62

Hercules Technology Growth Capital, Inc.	6,800	90

Kohlberg Capital Corp.	2,800	42

MCG Capital Corp.	15,400	222

MVC Capital, Inc.	6,100	113

NGP Capital Resources Co.	4,900	80

Patriot Capital Funding, Inc.	6,400	86

PennantPark Investment Corp.	4,100	55

Prospect Capital Corp.	4,000	68

Technology Investment Capital Corp.	5,500	74

		1,928

Iron/Steel - 0.2%

Claymont Steel, Inc. *	1,500	30

Olympic Steel, Inc.	2,900	79

Ryerson, Inc.	6,832	230

Schnitzer Steel Industries, Inc., Class A	5,700	418

Universal Stainless & Alloy *	2,100	84

Wheeling-Pittsburgh Corp. *	4,000	77

		918

Leisure Time - 0.6%

Ambassadors Group, Inc.	4,900	187

Ambassadors International, Inc.	2,800	69

Arctic Cat, Inc.	3,525	58

Callaway Golf Co.	18,700	299

Life Time Fitness, Inc. *	8,600	527

Marine Products Corp.	3,300	28

Multimedia Games, Inc. *	7,800	66

Nautilus, Inc.	9,737	78

Polaris Industries, Inc.	9,301	406

Town Sports International Holdings, Inc. *	3,500	53

  See Notes to the Financial Statements.
EQUITY INDEX FUNDS      52      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Leisure Time - 0.6% – (continued)

WMS Industries, Inc. *	10,500	$347

		2,118

Lodging - 0.4%

Ameristar Casinos, Inc.	6,600	185

Gaylord Entertainment Co. *	10,600	564

Lodgian, Inc. *	5,570	66

Marcus Corp.	5,525	106

Monarch Casino & Resort, Inc. *	2,800	80

Morgans Hotel Group Co. *	6,200	135

MTR Gaming Group, Inc. *	6,400	61

Riviera Holdings Corp. *	3,000	84

Trump Entertainment Resorts, Inc. *	10,100	65

		1,346

Machinery - Construction & Mining - 0.3%

Astec Industries, Inc. *	5,300	304

Bucyrus International, Inc., Class A	9,900	722

		1,026

Machinery - Diversified - 1.3%

Albany International Corp., Class A	7,367	276

Altra Holdings, Inc. *	2,100	35

Applied Industrial Technologies, Inc.	11,153	344

Briggs & Stratton Corp.	12,800	322

Cascade Corp.	3,100	202

Chart Industries, Inc. *	3,900	125

Cognex Corp.	11,443	203

Columbus McKinnon Corp. of New York *	5,600	139

Flow International Corp. *	11,400	101

Gehl Co. *	2,940	66

Gerber Scientific, Inc. *	6,200	67

Gorman-Rupp (The) Co.	3,187	106

Hurco Cos., Inc. *	1,700	92

Intermec, Inc. *	15,500	405

Intevac, Inc. *	6,200	94

iRobot Corp. *	4,600	92

Kadant, Inc. *	3,820	107

Lindsay Corp.	3,555	156

Middleby Corp. *	3,600	232

NACCO Industries, Inc., Class A	1,500	155

Nordson Corp.	9,300	467

Robbins & Myers, Inc.	3,600	206

Sauer-Danfoss, Inc.	2,900	77

Tecumseh Products Co., Class A *	4,700	91

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Machinery - Diversified - 1.3% – (continued)

Tennant Co.	4,500	$219

TurboChef Technologies, Inc. *	5,900	78

Twin Disc, Inc.	1,400	82

Wabtec Corp.	12,574	471

		5,010

Media - 1.3%

Acacia Research - Acacia Technologies *	7,600	112

Belo Corp., Class A	22,000	382

Charter Communications, Inc., Class A *	103,700	268

Citadel Broadcasting Corp.	51,900	216

CKX, Inc. *	11,200	138

Courier Corp.	2,825	99

Cox Radio, Inc., Class A *	8,600	112

Crown Media Holdings, Inc., Class A *	4,000	29

Cumulus Media, Inc., Class A *	9,176	94

DG FastChannel, Inc. *	4,000	94

Dolan Media Co. *	3,000	73

Emmis Communications Corp., Class A	8,871	44

Entercom Communications Corp., Class A	8,600	166

Entravision Communications Corp., Class A *	18,400	170

Fisher Communications, Inc. *	2,100	105

GateHouse Media, Inc.	5,850	75

Gemstar-TV Guide International, Inc. *	69,800	486

Gray Television, Inc.	11,800	100

Journal Communications, Inc., Class A	12,000	114

Lee Enterprises, Inc.	11,900	185

Lin TV Corp., Class A *	7,100	92

Lodgenet Entertainment Corp. *	6,700	170

Martha Stewart Living Omnimedia, Inc., Class A *	6,800	79

Media General, Inc., Class A	6,800	187

Mediacom Communications Corp., Class A *	15,200	107

Nexstar Broadcasting Group, Inc., Class A *	600	6

Playboy Enterprises, Inc., Class B *	5,800	62

Primedia, Inc.	14,950	210

Radio One, Inc., Class D *	19,800	74

Salem Communications Corp., Class A	2,900	23

Scholastic Corp. *	8,900	310

Sinclair Broadcast Group, Inc., Class A	12,500	150

Spanish Broadcasting System, Inc., Class A *	12,600	33

Sun-Times Media Group, Inc., Class A *	18,071	41

Value Line, Inc.	400	20

Westwood One, Inc.	19,300	53

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      53      EQUITY INDEX FUNDS

equity index funds
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Media - 1.3% – (continued)

World Wrestling Entertainment, Inc., Class A	5,800	$87

		4,766

Metal Fabrication/Hardware - 1.1%

Ampco-Pittsburgh Corp.	2,100	83

Castle (A.M.) & Co.	2,800	91

CIRCOR International, Inc.	4,400	200

Dynamic Materials Corp.	3,500	168

Foster (L.B.) Co., Class A *	3,300	143

Haynes International, Inc. *	2,900	247

Kaydon Corp.	7,313	380

Ladish Co., Inc. *	4,200	233

Lawson Products, Inc.	1,040	36

Mueller Industries, Inc.	9,600	347

Mueller Water Products, Inc., Class A	31,700	393

Northwest Pipe Co. *	3,100	117

Quanex Corp.	9,600	451

RBC Bearings, Inc. *	5,600	215

Sun Hydraulics, Inc.	3,450	110

Valmont Industries, Inc.	5,300	450

Worthington Industries, Inc.	17,900	422

		4,086

Mining - 1.0%

AMCOL International Corp.	6,314	209

Apex Silver Mines Ltd. *	15,900	309

Brush Engineered Materials, Inc. *	5,300	275

Century Aluminum Co. *	7,600	400

Coeur D’alene Mines Corp. *	74,300	282

Compass Minerals International, Inc.	8,300	282

Hecla Mining Co. *	31,700	284

Kaiser Aluminum Corp.	4,300	303

Royal Gold, Inc.	7,300	239

RTI International Metals, Inc. *	6,000	476

Stillwater Mining Co. *	11,350	117

U.S. Gold Corp. *	14,200	89

Uranium Resources, Inc. *	14,500	136

USEC, Inc. *	22,700	233

		3,634

Miscellaneous Manufacturing - 2.0%

Actuant Corp., Class A	7,055	458

Acuity Brands, Inc.	12,100	611

American Railcar Industries, Inc.	2,500	55

Ameron International Corp.	2,400	254

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Miscellaneous Manufacturing - 2.0% – (continued)

Aptargroup, Inc.	19,200	$727

AZZ, Inc. *	3,600	126

Barnes Group, Inc.	11,264	360

Blount International, Inc. *	10,400	118

Ceradyne, Inc. *	7,050	534

Clarcor, Inc.	13,324	456

EnPro Industries, Inc. *	5,600	227

ESCO Technologies, Inc. *	6,700	223

Federal Signal Corp.	12,400	191

Freightcar America, Inc.	3,700	141

GenTek, Inc. *	2,800	84

Griffon Corp. *	7,763	117

Hexcel Corp. *	24,507	557

Koppers Holdings, Inc.	4,000	154

Lancaster Colony Corp.	5,800	221

LSB Industries, Inc. *	4,500	106

Matthews International Corp., Class A	8,700	381

Myers Industries, Inc.	7,306	145

Park-Ohio Holdings Corp. *	1,700	44

Polypore International, Inc. *	4,000	56

Raven Industries, Inc.	4,400	176

Reddy Ice Holdings, Inc.	5,000	132

Smith & Wesson Holding Corp. *	8,300	159

Smith (A.O.) Corp.	5,300	233

Standex International Corp.	3,500	72

Sturm Ruger & Co., Inc. *	6,700	120

Tredegar Corp.	8,950	154

Trimas Corp. *	2,900	39

		7,431

Office Furnishings - 0.2%

Herman Miller, Inc.	17,700	480

Interface, Inc., Class A	13,900	251

Knoll, Inc.	11,860	211

		942

Office/Business Equipment - 0.1%

IKON Office Solutions, Inc.	27,900	359

Oil & Gas - 2.9%

Alon USA Energy, Inc.	3,800	128

APCO Argentina, Inc.	300	32

Arena Resources, Inc. *	3,700	242

Atlas America, Inc.	6,460	334

ATP Oil & Gas Corp. *	6,000	282

  See Notes to the Financial Statements.
EQUITY INDEX FUNDS      54      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Oil & Gas - 2.9% – (continued)

Atwood Oceanics, Inc. *	7,100	$544

Berry Petroleum Co., Class A	9,700	384

Bill Barrett Corp. *	7,670	302

Bois d’Arc Energy, Inc. *	4,600	88

BPZ Energy, Inc. *	11,400	89

Brigham Exploration Co. *	12,500	74

Bronco Drilling Co., Inc. *	7,600	112

Callon Petroleum Co. *	5,500	77

Carrizo Oil & Gas, Inc. *	6,600	296

Clayton Williams Energy, Inc. *	1,500	50

Comstock Resources, Inc. *	11,600	358

Concho Resources, Inc. *	6,100	90

Contango Oil & Gas Co. *	3,300	119

Crosstex Energy, Inc.	10,489	398

Delek US Holdings, Inc.	2,800	70

Delta Petroleum Corp. *	18,000	323

Edge Petroleum Corp. *	8,500	109

Encore Acquisition Co. *	15,100	478

Energy Partners Ltd. *	7,367	108

EXCO Resources, Inc. *	17,100	283

FX Energy, Inc. *	10,700	80

GeoGlobal Resources, Inc. *	8,600	31

GeoMet, Inc. *	2,988	15

GMX Resources, Inc. *	3,500	113

Goodrich Petroleum Corp. *	3,500	111

Grey Wolf, Inc. *	48,000	314

Gulfport Energy Corp. *	6,000	142

Harvest Natural Resources, Inc. *	10,200	122

Mariner Energy, Inc. *	22,161	459

McMoRan Exploration Co. *	8,800	118

Meridian Resource Corp. *	23,512	58

Oilsands Quest, Inc. *	26,500	117

Parallel Petroleum Corp. *	11,000	187

Parker Drilling Co. *	29,200	237

Penn Virginia Corp.	9,700	427

Petrohawk Energy Corp. *	44,800	736

Petroleum Development Corp. *	4,302	191

Petroquest Energy, Inc. *	11,300	121

Pioneer Drilling Co. *	11,400	139

Rosetta Resources, Inc. *	14,670	269

Stone Energy Corp. *	7,476	299

Sulphco, Inc. *	10,300	91

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Oil & Gas - 2.9% – (continued)

Swift Energy Co. *	7,890	$323

Toreador Resources Corp. *	4,700	56

TXCO Resources, Inc. *	8,000	72

Vaalco Energy, Inc. *	15,800	72

Venoco, Inc. *	3,563	61

Warren Resources, Inc. *	15,930	200

Whiting Petroleum Corp. *	10,900	484

		11,015

Oil & Gas Services - 1.9%

Allis-Chalmers Energy, Inc. *	7,300	138

Basic Energy Services, Inc. *	9,800	206

Cal Dive International, Inc. *	4,533	68

CARBO Ceramics, Inc.	5,200	264

Complete Production Services, Inc. *	11,900	244

Dawson Geophysical Co. *	2,300	178

Dril-Quip, Inc. *	6,500	321

Exterran Holdings, Inc. *	16,189	1,301

Flotek Industries, Inc. *	5,000	221

Geokinetics, Inc. *	2,200	51

Gulf Island Fabrication, Inc.	3,400	131

Hercules Offshore, Inc. *	22,800	595

Horizon Offshore, Inc. *	9,600	158

Hornbeck Offshore Services, Inc. *	5,900	217

ION Geophysical Corp. *	18,400	254

Lufkin Industries, Inc.	4,000	220

Markwest Hydrocarbon, Inc.	1,650	96

Matrix Service Co. *	7,800	163

NATCO Group, Inc., Class A *	4,100	212

Newpark Resources, Inc. *	23,280	125

Oil States International, Inc. *	12,800	618

RPC, Inc.	8,841	126

Superior Offshore International, Inc. *	2,300	26

Superior Well Services, Inc. *	3,300	75

T-3 Energy Services, Inc. *	1,000	43

Trico Marine Services, Inc. *	3,800	113

Union Drilling, Inc. *	3,800	55

W-H Energy Services, Inc. *	8,500	627

Willbros Group, Inc. *	7,300	248

		7,094

Packaging & Containers - 0.3%

AEP Industries, Inc. *	1,800	76

Chesapeake Corp.	5,300	45

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      55      EQUITY INDEX FUNDS

equity index funds
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Packaging & Containers - 0.3% – (continued)

Graphic Packaging Corp. *	21,500	$97

Greif, Inc., Class A	8,600	522

Silgan Holdings, Inc.	7,100	382

		1,122

Pharmaceuticals - 3.4%

Acadia Pharmaceuticals, Inc. *	8,800	132

Adams Respiratory Therapeutics, Inc. *	9,400	362

Akorn, Inc. *	15,000	112

Alexza Pharmaceuticals, Inc. *	4,100	36

Alkermes, Inc. *	27,900	513

Allos Therapeutics, Inc. *	8,300	39

Alnylam Pharmaceuticals, Inc. *	9,000	295

Alpharma, Inc., Class A	11,450	245

Altus Pharmaceuticals, Inc. *	4,400	46

Amicus Therapeutics, Inc. *	3,900	65

Animal Health International, Inc. *	1,987	22

Array Biopharma, Inc. *	10,700	120

Auxilium Pharmaceuticals, Inc. *	8,200	173

Bentley Pharmaceuticals, Inc. *	5,500	69

Biodel, Inc. *	339	6

Bioenvision, Inc. *	15,900	84

BioMarin Pharmaceuticals, Inc. *	26,600	662

Bradley Pharmaceuticals, Inc. *	4,100	75

Cadence Pharmaceuticals, Inc. *	3,163	44

Cubist Pharmaceuticals, Inc. *	14,400	304

CV Therapeutics, Inc. *	16,900	152

Cypress Bioscience, Inc. *	9,200	126

CytRx Corp. *	25,300	88

Dendreon Corp. *	22,900	176

Discovery Laboratories, Inc. *	24,900	67

Durect Corp. *	16,700	92

HealthExtras, Inc. *	7,400	206

I-Flow Corp. *	6,400	119

Idenix Pharmaceuticals, Inc. *	6,800	20

Indevus Pharmaceuticals, Inc. *	17,800	123

Isis Pharmaceuticals, Inc. *	23,300	349

Javelin Pharmaceuticals, Inc. *	9,600	48

KV Pharmaceutical Co., Class A *	10,100	289

Ligand Pharmaceuticals, Inc., Class B	21,500	115

Mannatech, Inc.	4,700	38

MannKind Corp. *	9,800	95

Medarex, Inc. *	34,600	490

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Pharmaceuticals - 3.4% – (continued)

Medicines Co. *	13,500	$240

Medicis Pharmaceutical Corp., Class A	14,700	449

MGI Pharma, Inc. *	21,900	608

Nabi Biopharmaceuticals *	16,500	67

Nastech Pharmaceutical Co., Inc. *	7,500	100

Neurocrine Biosciences, Inc. *	10,400	104

Neurogen Corp. *	6,400	28

Noven Pharmaceuticals, Inc. *	7,400	118

Obagi Medical Products, Inc. *	1,100	20

Onyx Pharmaceuticals, Inc. *	14,600	635

OSI Pharmaceuticals, Inc. *	15,900	540

Osiris Therapeutics, Inc. *	2,600	34

Pain Therapeutics, Inc. *	9,700	91

Par Pharmaceutical Cos., Inc. *	9,300	173

Penwest Pharmaceuticals Co. *	6,900	76

Perrigo Co.	21,500	459

PetMed Express, Inc. *	6,600	92

PharMerica Corp. *	8,254	123

Pharmion Corp. *	7,200	332

Pozen, Inc. *	8,200	91

Progenics Pharmaceuticals, Inc. *	6,882	152

Rigel Pharmaceuticals, Inc. *	7,100	67

Salix Pharmaceuticals Ltd. *	13,700	170

Santarus, Inc. *	15,200	40

Sciele Pharma, Inc. *	8,500	221

Sirtris Pharmaceuticals, Inc. *	142	2

Somaxon Pharmaceuticals, Inc. *	3,300	34

Synta Pharmaceuticals Corp. *	1,700	11

United Therapeutics Corp. *	5,400	359

USANA Health Sciences, Inc. *	2,400	105

Valeant Pharmaceuticals International *	25,100	389

Vanda Pharmaceuticals, Inc. *	7,300	102

Viropharma, Inc. *	18,600	166

Vivus, Inc. *	12,700	63

Xenoport, Inc. *	5,800	273

Zymogenetics, Inc. *	10,300	134

		12,665

Real Estate - 0.2%

Avatar Holdings, Inc. *	1,600	80

Consolidated-Tomoka Land Co. of Florida	1,600	108

Grubb & Ellis Co. *	5,400	50

HFF, Inc., Class A *	3,800	45

  See Notes to the Financial Statements.
EQUITY INDEX FUNDS      56      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Real Estate - 0.2% – (continued)

Hilltop Holdings, Inc. *	12,674	$149

Meruelo Maddux Properties, Inc. *	12,300	73

Tarragon Corp. *	3,962	10

Thomas Properties Group, Inc.	5,000	60

		575

Real Estate Investment Trusts - 5.6%

Acadia Realty Trust	8,685	236

Agree Realty Corp.	2,100	66

Alesco Financial, Inc.	19,300	95

Alexander’s, Inc. *	500	193

Alexandria Real Estate Equities, Inc.	8,299	799

American Campus Communities, Inc.	6,300	184

American Financial Realty Trust	33,800	272

Anthracite Capital, Inc.	15,600	142

Anworth Mortgage Asset Corp.	12,400	67

Arbor Realty Trust, Inc.	4,000	76

Ashford Hospitality Trust, Inc.	29,781	299

Associated Estates Realty Corp.	2,600	34

BioMed Realty Trust, Inc.	17,600	424

BRT Realty Trust	900	16

Capital Lease Funding, Inc.	9,100	93

Capital Trust, Inc. of New York, Class A	4,300	153

CBRE Realty Finance, Inc.	6,000	35

Cedar Shopping Centers, Inc.	9,800	133

Corporate Office Properties Trust	11,117	463

Cousins Properties, Inc.	10,300	302

Crystal River Capital, Inc.	5,600	94

DCT Industrial Trust, Inc.	43,700	457

Deerfield Triarc Capital Corp.	13,900	126

DiamondRock Hospitality Co.	23,400	407

Digital Realty Trust, Inc.	13,500	532

EastGroup Properties, Inc.	6,500	294

Education Realty Trust, Inc.	8,760	118

Entertainment Properties Trust	7,200	366

Equity Inns, Inc.	15,500	350

Equity Lifestyle Properties, Inc.	5,300	275

Equity One, Inc.	10,300	280

Extra Space Storage, Inc.	15,700	242

FelCor Lodging Trust, Inc.	16,200	323

First Industrial Realty Trust, Inc.	13,000	505

First Potomac Realty Trust	6,300	137

Franklin Street Properties Corp.	15,742	272

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Real Estate Investment Trusts - 5.6% – (continued)

Getty Realty Corp.	4,800	$131

Glimcher Realty Trust	10,100	237

GMH Communities Trust	10,800	84

Gramercy Capital Corp. of New York	5,100	128

Healthcare Realty Trust, Inc.	12,400	331

Hersha Hospitality Trust	8,400	83

Highwoods Properties, Inc.	16,000	587

Home Properties, Inc.	8,600	449

IMPAC Mortgage Holdings, Inc.	20,900	32

Inland Real Estate Corp.	17,600	273

Investors Real Estate Trust	12,700	137

JER Investors Trust, Inc.	8,700	108

Kite Realty Group Trust	7,200	135

LaSalle Hotel Properties	10,400	438

Lexington Realty Trust	17,140	343

LTC Properties, Inc.	6,400	151

Luminent Mortgage Capital, Inc.	11,300	19

Maguire Properties, Inc.	9,700	251

Medical Properties Trust, Inc.	11,000	146

MFA Mortgage Investments, Inc.	21,700	175

Mid-America Apartment Communities, Inc.	6,500	324

Mission West Properties	3,400	41

National Health Investors, Inc.	6,500	201

National Retail Properties, Inc.	17,300	422

Nationwide Health Properties, Inc.	24,900	750

Newcastle Investment Corp.	12,000	211

NorthStar Realty Finance Corp.	17,600	175

Novastar Financial, Inc.	3,925	35

OMEGA Healthcare Investors, Inc.	15,800	245

Parkway Properties, Inc. of Maryland	3,900	172

Pennsylvania Real Estate Investment Trust	8,301	323

Post Properties, Inc.	11,900	460

PS Business Parks, Inc.	4,300	244

Quadra Realty Trust, Inc.	2,600	25

RAIT Financial Trust	18,000	148

Ramco-Gershenson Properties	4,600	144

Realty Income Corp.	28,400	794

Redwood Trust, Inc.	5,300	176

Republic Property Trust	7,400	109

Resource Capital Corp.	7,600	86

Saul Centers, Inc.	3,000	154

Senior Housing Properties Trust	20,900	461

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      57      EQUITY INDEX FUNDS

equity index funds

SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND  (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Real Estate Investment Trusts - 5.6% – (continued)
Sovran Self Storage, Inc.	4,900	$225

Strategic Hotels & Resorts, Inc.	19,262	397

Sun Communities, Inc.	4,900	147

Sunstone Hotel Investors, Inc.	15,700	403

Tanger Factory Outlet Centers, Inc.	8,100	329

U-Store-It Trust	12,900	170

Universal Health Realty Income Trust	3,300	117

Urstadt Biddle Properties, Inc., Class A	5,800	90

Washington Real Estate Investment Trust	13,100	435

Winthrop Realty Trust	9,200	62

		21,173

Retail - 5.6%

99 Cents Only Stores *	12,200	125

AC Moore Arts & Crafts, Inc. *	4,400	69

Aeropostale, Inc. *	20,100	383

AFC Enterprises *	8,200	123

Applebee’s International, Inc.	21,000	522

Asbury Automotive Group, Inc.	5,800	115

Bebe Stores, Inc.	6,500	95

Benihana, Inc., Class A *	2,400	42

Big 5 Sporting Goods Corp.	6,200	116

BJ’s Restaurants, Inc. *	3,800	80

Blockbuster, Inc., Class A *	54,400	292

Bob Evans Farms, Inc.	9,300	281

Bon-Ton Stores (The), Inc.	3,300	75

Books-A-Million, Inc.	4,700	62

Borders Group, Inc.	15,200	203

Brown Shoe Co., Inc.	11,400	221

Buckle (The), Inc.	3,900	148

Buffalo Wild Wings, Inc. *	4,000	151

Build-A-Bear Workshop, Inc. *	4,900	87

Cabela’s, Inc. *	9,400	222

Cache, Inc. *	4,100	73

California Pizza Kitchen, Inc. *	8,100	142

Carrols Restaurant Group, Inc. *	1,600	18

Casey’s General Stores, Inc.	14,000	388

Cash America International, Inc.	7,700	290

Casual Male Retail Group, Inc. *	10,800	97

Cato (The) Corp., Class A	8,400	172

CBRL Group, Inc.	6,400	261

CEC Entertainment, Inc. *	7,392	199

Charlotte Russe Holding, Inc. *	7,500	110

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Retail - 5.6% – (continued)
Charming Shoppes, Inc. *	34,200	$287

Children’s Place Retail Stores (The), Inc. *	5,800	141

Chipotle Mexican Grill, Inc., Class B *	8,500	909

Christopher & Banks Corp.	9,425	114

Citi Trends, Inc. *	4,000	87

CKE Restaurants, Inc.	16,300	264

Collective Brands, Inc. *	16,900	373

Conn’s, Inc. *	2,600	62

CSK Auto Corp. *	12,000	128

DEB Shops, Inc.	1,400	38

Denny’s Corp. *	26,300	105

Domino’s Pizza, Inc.	10,400	173

Dress Barn, Inc. *	12,400	211

DSW, Inc., Class A *	4,800	121

Eddie Bauer Holdings, Inc. *	6,900	59

Ezcorp, Inc., Class A *	11,200	151

Finish Line (The), Inc., Class A	13,300	58

First Cash Financial Services, Inc. *	7,500	176

Fred’s, Inc.	11,025	116

Gander Mountain Co. *	2,300	12

Genesco, Inc. *	5,900	272

Group 1 Automotive, Inc.	6,300	211

Guitar Center, Inc. *	7,900	468

Haverty Furniture Cos., Inc.	6,200	54

hhgregg, Inc. *	145	2

Hibbett Sports, Inc. *	9,243	229

HOT Topic, Inc. *	12,125	90

IHOP Corp.	5,000	317

Insight Enterprises, Inc. *	13,050	337

J Crew Group, Inc. *	10,600	440

Jack in the Box, Inc. *	8,100	525

Jamba, Inc. *	15,300	108

Jo-Ann Stores, Inc. *	6,610	139

Jos. A. Bank Clothiers, Inc. *	5,033	168

Kenneth Cole Productions, Inc., Class A	2,542	49

Krispy Kreme Doughnuts, Inc. *	15,100	60

Landry’s Restaurants, Inc.	4,484	119

Lithia Motors, Inc., Class A	4,300	73

Longs Drug Stores Corp.	8,600	427

Lululemon Athletica, Inc. *	4,900	206

MarineMax, Inc. *	4,500	66

McCormick & Schmick’s Seafood Restaurants, Inc. *	3,300	62

     See Notes to the Financial Statements.
EQUITY INDEX FUNDS       58       NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Retail - 5.6% – (continued)

Men’s Wearhouse, Inc.	14,100	$712

Morton’s Restaurant Group, Inc. *	2,700	43

Movado Group, Inc.	4,500	144

New York & Co., Inc. *	5,900	36

NexCen Brands, Inc. *	9,800	66

Nu Skin Enterprises, Inc., Class A	14,800	239

O’Charleys, Inc.	6,300	96

P.F. Chang’s China Bistro, Inc. *	6,700	198

Pacific Sunwear of California, Inc. *	18,200	269

Pantry (The), Inc. *	6,500	167

Papa John’s International, Inc. *	6,550	160

PC Connection, Inc. *	1,000	13

Pep Boys - Manny, Moe & Jack	10,900	153

Pier 1 Imports, Inc. *	22,900	108

Pricesmart, Inc.	2,800	66

Rare Hospitality International, Inc. *	9,175	350

Red Robin Gourmet Burgers, Inc. *	4,500	193

Regis Corp.	11,500	367

Retail Ventures, Inc. *	6,200	65

Ruby Tuesday, Inc.	14,100	259

Rush Enterprises, Inc., Class A *	6,500	165

Ruth’s Chris Steak House *	6,400	91

Sally Beauty Holdings, Inc. *	22,500	190

School Specialty, Inc. *	5,750	199

Select Comfort Corp. *	14,250	199

Shoe Carnival, Inc. *	2,300	36

Sonic Automotive, Inc., Class A	8,100	194

Sonic Corp. *	19,100	447

Stage Stores, Inc.	11,475	209

Steak n Shake (The) Co. *	7,704	116

Stein Mart, Inc.	7,100	54

Syms Corp.	1,600	24

Systemax, Inc.	2,200	45

Talbots, Inc.	6,200	112

Texas Roadhouse, Inc., Class A *	14,300	167

Triarc Cos., Inc., Class B	16,803	210

Tuesday Morning Corp.	9,800	88

Tween Brands, Inc. *	7,900	259

Under Armour, Inc., Class A *	6,400	383

West Marine, Inc. *	4,100	47

Wet Seal (The), Inc., Class A *	18,500	72

World Fuel Services Corp.	7,500	306

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Retail - 5.6% – (continued)
Zale Corp. *	12,700	$294

Zumiez, Inc. *	4,100	182

		20,962

Savings & Loans - 1.3%

Abington Bancorp, Inc.	2,400	23

Anchor BanCorp Wisconsin, Inc.	5,300	143

BankAtlantic Bancorp, Inc., Class A	11,600	101

BankFinancial Corp.	6,700	106

BankUnited Financial Corp., Class A	9,600	149

Beneficial Mutual Bancorp, Inc. *	9,700	95

Berkshire Hills Bancorp, Inc.	2,400	73

Brookline Bancorp, Inc.	19,603	227

Clifton Savings Bancorp, Inc.	3,400	40

Dime Community Bancshares	6,825	102

Downey Financial Corp.	5,500	318

First Financial Holdings, Inc.	3,300	103

First Niagara Financial Group, Inc.	31,519	446

First Place Financial Corp. of Ohio	4,800	85

FirstFed Financial Corp. *	4,850	240

Flagstar Bancorp, Inc.	11,200	109

Flushing Financial Corp.	5,425	91

Franklin Bank Corp. of Houston *	7,400	68

Investors Bancorp, Inc. *	13,200	187

Kearny Financial Corp.	5,900	76

KNBT Bancorp, Inc.	8,000	132

NASB Financial, Inc.	1,000	36

NewAlliance Bancshares, Inc.	29,400	432

Northwest Bancorp, Inc.	4,700	134

Partners Trust Financial Group, Inc.	12,330	150

PFF Bancorp, Inc.	6,190	95

Provident Financial Services, Inc.	17,329	284

Provident New York Bancorp	11,661	153

Rockville Financial, Inc.	2,200	31

Roma Financial Corp.	3,000	51

TierOne Corp.	4,700	124

United Community Financial Corp. of Ohio	7,400	54

ViewPoint Financial Group	3,300	61

Wauwatosa Holdings, Inc. *	2,900	47

Westfield Financial, Inc.	3,937	38

WSFS Financial Corp.	1,600	100

		4,704

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT       59       EQUITY INDEX FUNDS

 equity index funds

SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND  (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Semiconductors - 3.2%
Actel Corp. *	7,100	$76

Advanced Analogic Technologies, Inc. *	11,200	119

AMIS Holdings, Inc. *	15,500	150

Amkor Technology, Inc. *	28,000	323

Anadigics, Inc. *	14,800	268

Applied Micro Circuits Corp. *	73,500	232

Asyst Technologies, Inc. *	13,800	73

ATMI, Inc. *	10,000	297

AuthenTec, Inc. *	337	3

Axcelis Technologies, Inc. *	27,700	142

Brooks Automation, Inc. *	19,644	280

Cabot Microelectronics Corp. *	6,200	265

Cavium Networks, Inc. *	1,196	39

Cirrus Logic, Inc. *	22,900	147

Cohu, Inc.	6,200	116

Conexant Systems, Inc. *	129,900	156

Credence Systems Corp. *	27,480	85

Diodes, Inc. *	8,137	261

DSP Group, Inc. *	7,400	117

Emulex Corp. *	22,100	424

Entegris, Inc. *	30,877	268

Exar Corp. *	8,600	112

Formfactor, Inc. *	12,700	563

Genesis Microchip, Inc. *	11,300	89

Hittite Microwave Corp. *	3,800	168

IPG Photonics Corp. *	2,762	54

IXYS Corp. *	7,400	77

Kulicke & Soffa Industries, Inc. *	17,300	147

Lattice Semiconductor Corp. *	29,800	134

LTX Corp. *	16,700	60

Mattson Technology, Inc. *	14,400	125

Micrel, Inc.	14,400	155

Microsemi Corp. *	21,300	594

Microtune, Inc. *	14,500	87

MIPS Technologies, Inc. *	11,900	94

MKS Instruments, Inc. *	12,400	236

Monolithic Power Systems, Inc. *	6,400	163

Netlogic Microsystems, Inc. *	4,400	159

Omnivision Technologies, Inc. *	14,600	332

ON Semiconductor Corp. *	66,000	829

Pericom Semiconductor Corp. *	7,100	83

Photronics, Inc. *	10,800	123

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Semiconductors - 3.2% – (continued)
PLX Technology, Inc. *	6,800	$73

PMC - Sierra, Inc. *	54,600	458

Rudolph Technologies, Inc. *	6,632	92

Semitool, Inc. *	6,100	59

Semtech Corp. *	18,100	371

Silicon Image, Inc. *	22,300	115

Sirf Technology Holdings, Inc. *	14,000	299

Skyworks Solutions, Inc. *	41,500	375

Spansion, Inc., Class A *	22,000	186

Standard Microsystems Corp. *	6,100	234

Supertex, Inc. *	3,600	144

Syntax-Brillian Corp. *	16,900	69

Techwell, Inc. *	4,700	50

Tessera Technologies, Inc. *	13,500	506

TriQuint Semiconductor, Inc. *	38,354	188

Ultra Clean Holdings *	5,900	87

Ultratech, Inc. *	6,500	90

Veeco Instruments, Inc. *	9,300	180

Volterra Semiconductor Corp. *	6,800	83

Zoran Corp. *	12,865	260

		12,144

Software - 3.5%
ACI Worldwide, Inc. *	10,500	235

Actuate Corp. *	15,500	100

Advent Software, Inc. *	4,700	221

Allscripts Healthcare Solutions, Inc. *	14,100	381

American Reprographics Co. *	7,140	134

Ansys, Inc. *	21,500	735

Aspen Technology, Inc. *	23,700	339

Avid Technology, Inc. *	11,400	309

Blackbaud, Inc.	11,416	288

Blackboard, Inc. *	8,100	371

BladeLogic, Inc. *	1,500	39

Borland Software Corp. *	21,400	93

Bottomline Technologies, Inc. *	5,600	70

Commvault Systems, Inc. *	10,147	188

Computer Programs & Systems, Inc.	2,600	69

Concur Technologies, Inc. *	9,500	299

CSG Systems International, Inc. *	11,300	240

DemandTec, Inc. *	664	9

Digi International, Inc. *	6,800	97

DivX, Inc. *	5,300	79

     See Notes to the Financial Statements.
EQUITY INDEX FUNDS       60       NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Software - 3.5% – (continued)
Double-Take Software, Inc. *	3,000	$57

Eclipsys Corp. *	12,200	285

Epicor Software Corp. *	15,600	215

EPIQ Systems, Inc. *	6,225	117

FalconStor Software, Inc. *	10,500	127

Glu Mobile, Inc. *	1,900	17

Informatica Corp. *	22,700	356

infoUSA, Inc.	9,150	85

Innerworkings, Inc. *	4,894	84

InPhonic, Inc. *	6,500	18

Interactive Intelligence, Inc. *	2,800	53

INVESTools, Inc. *	15,000	181

JDA Software Group, Inc. *	8,000	165

Lawson Software, Inc. *	36,700	367

Mantech International Corp., Class A *	4,900	176

MicroStrategy, Inc., Class A *	2,500	198

Midway Games, Inc. *	9,789	43

Monotype Imaging Holdings, Inc. *	2,900	37

MSC.Software Corp. *	10,000	136

Nuance Communications, Inc. *	36,010	695

Omnicell, Inc. *	8,500	243

Omniture, Inc. *	8,200	249

OpenTV Corp., Class A *	18,700	28

Packeteer, Inc. *	11,100	84

Parametric Technology Corp. *	31,620	551

PDF Solutions, Inc. *	5,800	57

Pegasystems, Inc.	3,400	41

Phase Forward, Inc. *	11,600	232

Progress Software Corp. *	10,600	321

PROS Holdings, Inc. *	700	8

QAD, Inc.	3,900	34

Quality Systems, Inc.	4,500	165

Quest Software, Inc. *	18,100	311

Renaissance Learning, Inc.	2,300	28

Schawk, Inc.	4,400	99

Seachange International, Inc. *	5,800	40

Smith Micro Software, Inc. *	8,500	137

Solera Holdings, Inc. *	5,900	106

SourceForge, Inc. *	18,500	45

SPSS, Inc. *	5,300	218

Sybase, Inc. *	23,700	548

Synchronoss Technologies, Inc. *	4,800	202

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Software - 3.5% – (continued)
SYNNEX Corp. *	3,400	$70

Take-Two Interactive Software, Inc. *	18,900	323

Taleo Corp., Class A *	4,900	125

THQ, Inc. *	17,225	430

Trident Microsystems, Inc. *	14,800	235

Tyler Technologies, Inc. *	10,800	144

Ultimate Software Group, Inc. *	6,600	230

Visual Sciences, Inc. *	6,000	87

Wind River Systems, Inc. *	19,400	228

		13,327

Storage/Warehousing - 0.1%
Mobile Mini, Inc. *	9,500	229

Telecommunications - 4.3%

3Com Corp. *	108,200	534

Acme Packet, Inc. *	4,700	72

Adaptec, Inc. *	31,300	120

Adtran, Inc.	16,700	385

Airvana, Inc. *	669	4

Alaska Communications Systems Group, Inc.	11,500	166

Anaren, Inc. *	4,600	65

Andrew Corp. *	42,300	586

Anixter International, Inc. *	8,000	660

Arris Group, Inc. *	28,300	349

Atheros Communications, Inc. *	14,100	423

Atlantic Tele-Network, Inc.	1,800	65

Avanex Corp. *	56,500	93

BigBand Networks, Inc. *	2,383	15

Black Box Corp.	4,500	192

C-COR, Inc. *	13,200	152

Cbeyond, Inc. *	5,700	233

Centennial Communications Corp. *	6,200	63

Cincinnati Bell, Inc. *	67,500	333

Comtech Telecommunications Corp. *	6,025	322

Consolidated Communications Holdings, Inc.	5,600	110

CPI International, Inc. *	1,900	36

Ditech Networks, Inc. *	8,900	47

Dobson Communications Corp., Class A *	39,200	501

EMS Technologies, Inc. *	4,300	105

Extreme Networks *	32,700	126

Fairpoint Communications, Inc.	7,510	142

FiberTower Corp. *	27,700	106

Finisar Corp. *	66,100	185

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT       61       EQUITY INDEX FUNDS

equity index funds

SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND  (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Telecommunications - 4.3% – (continued)
Foundry Networks, Inc. *	39,900	$709

General Communication, Inc., Class A *	14,700	178

GeoEye, Inc. *	3,800	98

Global Crossing Ltd. *	6,800	143

Globalstar, Inc. *	5,154	38

Golden Telecom, Inc.	4,500	362

Harmonic, Inc. *	22,800	242

Harris Stratex Networks, Inc., Class A *	6,600	115

Hughes Communications, Inc. *	1,300	67

Hypercom Corp. *	14,700	66

ICO Global Communications Holdings Ltd. *	23,800	83

IDT Corp., Class B	12,300	103

Infinera Corp. *	4,266	86

InterDigital, Inc. *	12,200	254

Iowa Telecommunications Services, Inc.	8,600	171

iPCS, Inc.	4,600	158

Ixia *	11,700	102

Knology, Inc. *	5,900	99

Loral Space & Communications, Inc. *	3,100	123

Mastec, Inc. *	11,000	155

MRV Communications, Inc. *	34,334	85

Netgear, Inc. *	8,900	271

Network Equipment Technologies, Inc. *	5,600	81

Nextwave Wireless, Inc. *	5,400	31

North Pittsburgh Systems, Inc.	4,100	97

Novatel Wireless, Inc. *	8,100	183

NTELOS Holdings Corp.	6,500	191

Oplink Communications, Inc. *	5,028	69

OpNext, Inc. *	5,232	61

Optium Corp. *	2,190	23

Orbcomm, Inc. *	6,100	46

PAETEC Holding Corp. *	19,687	245

Plantronics, Inc.	12,700	363

Polycom, Inc. *	25,100	674

Powerwave Technologies, Inc. *	31,800	196

Premiere Global Services, Inc. *	18,400	233

RCN Corp. *	8,000	98

RF Micro Devices, Inc. *	50,400	339

Rural Cellular Corp., Class A *	3,500	152

SAVVIS, Inc. *	7,500	291

Shenandoah Telecom Co.	6,429	140

ShoreTel, Inc. *	1,363	20

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Telecommunications - 4.3% – (continued)
Sirenza Microdevices, Inc. *	11,600	$201

Sonus Networks, Inc. *	65,500	400

Starent Networks Corp. *	3,276	69

SureWest Communications	4,000	100

Switch & Data Facilities Co., Inc. *	3,878	63

Sycamore Networks, Inc. *	47,800	195

Symmetricom, Inc. *	12,600	59

Syniverse Holdings, Inc. *	6,480	103

Tekelec *	15,600	189

Time Warner Telecom, Inc., Class A *	39,400	866

USA Mobility, Inc. *	5,976	101

UTStarcom, Inc. *	31,400	115

Viasat, Inc. *	6,100	188

Vonage Holdings Corp. *	13,200	14

		16,094

Textiles - 0.1%

G&K Services, Inc., Class A	5,750	231

Unifirst Corp. of Massachusetts	3,400	128

		359

Toys, Games & Hobbies - 0.2%

Jakks Pacific, Inc. *	8,150	218

Leapfrog Enterprises, Inc. *	9,300	77

Marvel Entertainment, Inc. *	13,600	319

RC2 Corp. *	5,509	152

Topps (The) Co.	9,800	95

		861

Transportation - 1.6%

ABX Air, Inc. *	15,800	112

American Commercial Lines, Inc. *	14,500	344

Arkansas Best Corp.	6,200	203

Arlington Tankers Ltd.	2,400	59

Atlas Air Worldwide Holdings, Inc. *	3,999	207

Bristow Group, Inc. *	5,227	229

Celadon Group, Inc. *	6,300	74

Double Hull Tankers, Inc.	3,800	57

Dynamex, Inc. *	3,010	77

Eagle Bulk Shipping, Inc.	10,200	263

Forward Air Corp.	8,650	258

Genco Shipping & Trading Ltd.	4,400	288

General Maritime Corp.	6,700	187

Genesee & Wyoming, Inc., Class A *	9,225	266

Golar LNG Ltd.	10,100	225

     See Notes to the Financial Statements.
EQUITY INDEX FUNDS       62       NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.0% – CONTINUED

Transportation - 1.6% – (continued)

Gulfmark Offshore, Inc. *	6,600	$321

Heartland Express, Inc.	16,370	234

Horizon Lines, Inc., Class A	8,400	256

HUB Group, Inc., Class A *	10,800	324

Knight Transportation, Inc.	14,839	255

Knightsbridge Tankers Ltd.	3,700	100

Marten Transport Ltd. *	4,150	64

Nordic American Tanker Shipping	6,400	251

Old Dominion Freight Line, Inc. *	7,725	185

Pacer International, Inc.	10,700	204

Patriot Transportation Holding, Inc. *	400	39

PHI, Inc. *	3,700	112

Saia, Inc. *	4,600	76

Ship Finance International Ltd.	9,100	239

TBS International Ltd., Class A *	1,700	70

Ultrapetrol Bahamas Ltd. *	3,300	55

Universal Truckload Services, Inc. *	1,700	37

Werner Enterprises, Inc.	13,900	238

		5,909

Trucking & Leasing - 0.1%
AMERCO, Inc. *	2,800	178

Greenbrier Cos., Inc.	4,300	115

TAL International Group, Inc.	4,400	110

		403

Water - 0.2%
American States Water Co.	4,600	179

California Water Service Group	4,900	189

Consolidated Water Co., Inc.	3,200	96

Pico Holdings, Inc. *	3,500	146

SJW Corp.	4,100	140

Southwest Water Co.	6,197	78

		828

Total Common Stocks

(Cost $287,617)		364,419

OTHER - 0.0%
Escrow Position PetroCorp.	1,900	-

Total Other

(Cost $ -)		-

	NUMBER	VALUE
	OF SHARES	(000S)
RIGHTS - 0.0%
CSF Holdings, Inc.	4,212	$-

Exide Technologies Com NE	14,500	-

Total Rights

(Cost $ -)		-

	NUMBER	VALUE
	OF WARRANTS	(000S)
WARRANTS - 0.0%
Imperial Credit Industries, Exp. 1/31/08, Strike $2.15 *	33	-

Optical Cable Corp., Exp. 10/24/07, Strike $4.88 *	147	-

Optical Cable Corp., Fractional Shares, Exp. 10/24/07, Strike $4.88 *	52,400	-

Pegasus Wireless Corp., Exp 12/18/08, Strike $8.00 *	1,680	-

Total Warrants

(Cost $ -)		-

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 3.1%
ABN Amro Bank, Amsterdam, Eurodollar Time Deposit, 5.50%, 10/1/07	$10,845	10,845

U.S. Treasury Bill, (1) 5.01%, 1/17/08	715	705

Total Short-Term Investments

(Cost $11,550)		11,550

Total Investments - 100.1%

(Cost $299,167)		375,969
Liabilities less Other Assets - (0.1)%		(446)

NET ASSETS - 100.0%		$375,523
(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
Percentages shown are based on Net Assets.

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT       63       EQUITY INDEX FUNDS

equity index funds

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
     SMALL CAP INDEX FUND  (continued)

At September 30, 2007, the Small Cap Index Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)

Russell 2000	141	$11,466	Long	12/07	$374

At September 30, 2007, the industry sectors for the Small Cap Index Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	15.0%

Consumer Staples	3.0

Energy	5.9

Financials	20.3

Health Care	13.2

Industrials	15.0

Information Technology	18.3

Materials	5.0

Telecommunication Services	1.5

Utilities	2.8

Total	100.0%

     See Notes to the Financial Statements.
EQUITY INDEX FUNDS       64       NORTHERN FUNDS SEMIANNUAL REPORT

equity index funds
SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
     STOCK INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3%

Advertising - 0.1%
Interpublic Group of Cos. (The), Inc. *	24,335	$253

Omnicom Group, Inc.	18,900	909

		1,162

Aerospace/Defense - 2.3%
Boeing (The) Co.	46,568	4,889

General Dynamics Corp.	23,500	1,985

Goodrich Corp.	6,800	464

L-3 Communications Holdings, Inc.	7,000	715

Lockheed Martin Corp.	20,646	2,240

Northrop Grumman Corp.	20,798	1,622

Raytheon Co.	26,700	1,704

Rockwell Collins, Inc.	10,400	760

United Technologies Corp.	58,900	4,740

		19,119

Agriculture - 1.3%
Altria Group, Inc.	125,500	8,726

Archer-Daniels-Midland Co.	39,292	1,300

Reynolds American, Inc.	10,400	661

UST, Inc.	9,000	447

		11,134

Airlines - 0.1%

Southwest Airlines Co.	45,330	671

Apparel - 0.4%

Coach, Inc. *	22,100	1,045

Jones Apparel Group, Inc.	5,500	116

Liz Claiborne, Inc.	6,200	213

NIKE, Inc., Class B	23,300	1,367

Polo Ralph Lauren Corp.	3,500	272

VF Corp.	4,928	398

		3,411

Auto Manufacturers - 0.4%
Ford Motor Co. *	122,275	1,038

General Motors Corp.	33,000	1,211

PACCAR, Inc.	14,852	1,266

		3,515

Auto Parts & Equipment - 0.2%

Goodyear Tire & Rubber (The) Co. *	12,758	388

Johnson Controls, Inc.	11,700	1,382

		1,770

Banks - 5.8%

Bank of America Corp.	262,540	13,198

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Banks - 5.8% – (continued)
Bank of New York Mellon (The) Corp.	67,947	$2,999

BB&T Corp.	33,500	1,353

Capital One Financial Corp.	24,403	1,621

Comerica, Inc.	8,150	418

Commerce Bancorp, Inc. of New Jersey	11,900	461

Fifth Third Bancorp	33,930	1,150

First Horizon National Corp.	8,300	221

Huntington Bancshares, Inc.	23,772	404

KeyCorp	21,800	705

M&T Bank Corp.	3,900	403

Marshall & Ilsley Corp.	15,800	692

National City Corp.	37,900	951

Northern Trust Corp. (1)	10,800	716

PNC Financial Services Group, Inc.	20,600	1,403

Regions Financial Corp.	42,904	1,265

State Street Corp.	23,700	1,615

SunTrust Banks, Inc.	21,400	1,619

Synovus Financial Corp.	17,850	501

U.S. Bancorp	104,377	3,395

Wachovia Corp.	112,687	5,651

Wells Fargo & Co.	197,114	7,021

Zions Bancorporation	7,100	488

		48,250

Beverages - 2.2%

Anheuser-Busch Cos., Inc.	45,688	2,284

Brown-Forman Corp., Class B	4,600	345

Coca-Cola (The) Co.	118,900	6,833

Coca-Cola Enterprises, Inc.	15,400	373

Constellation Brands, Inc., Class A *	11,500	278

Molson Coors Brewing Co., Class B	4,300	428

Pepsi Bottling Group, Inc.	7,200	268

PepsiCo, Inc.	96,980	7,105

		17,914

Biotechnology - 0.9%

Amgen, Inc. *	64,236	3,634

Biogen Idec, Inc. *	16,855	1,118

Celgene Corp. *	23,200	1,654

Genzyme Corp. *	16,000	991

Millipore Corp. *	3,600	273

		7,670

Building Materials - 0.1%

American Standard Companies, Inc.	10,100	360

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT       65       EQUITY INDEX FUNDS

equity index funds

SCHEDULE OF INVESTMENTS
     STOCK INDEX FUND   (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Building Materials - 0.1% – (continued)
Masco Corp.	23,700	$549

		909

Chemicals - 1.7%

Air Products & Chemicals, Inc.	12,400	1,212

Ashland, Inc.	3,800	229

Dow Chemical (The) Co.	55,471	2,389

du Pont (E.I.) de Nemours & Co.	55,377	2,745

Eastman Chemical Co.	4,275	285

Ecolab, Inc.	10,100	477

Hercules, Inc.	8,100	170

International Flavors & Fragrances, Inc.	4,500	238

Monsanto Co.	32,582	2,794

PPG Industries, Inc.	9,800	740

Praxair, Inc.	19,200	1,608

Rohm & Haas Co.	8,643	481

Sherwin-Williams (The) Co.	7,000	460

Sigma-Aldrich Corp.	7,800	380

		14,208

Coal - 0.2%

Consol Energy, Inc.	11,100	517

Peabody Energy Corp.	15,300	733

		1,250

Commercial Services - 0.6%

Apollo Group, Inc., Class A *	8,600	517

Convergys Corp. *	6,400	111

Donnelley (R.R.) & Sons Co.	12,700	464

Equifax, Inc.	7,700	294

H&R Block, Inc.	19,000	402

McKesson Corp.	18,041	1,061

Monster Worldwide, Inc. *	8,200	279

Moody’s Corp.	13,104	661

Robert Half International, Inc.	9,800	293

Western Union (The) Co.	46,923	984

		5,066

Computers - 4.4%

Affiliated Computer Services, Inc., Class A *	6,500	327

Apple, Inc. *	51,400	7,892

Cognizant Technology Solutions Corp., Class A *	8,600	686

Computer Sciences Corp. *	9,900	553

Dell, Inc. *	136,100	3,756

Electronic Data Systems Corp.	30,800	673

EMC Corp. of Massachusetts *	122,612	2,550

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Computers - 4.4% – (continued)
Hewlett-Packard Co.	153,042	$7,620

IBM Corp.	80,340	9,464

Lexmark International, Inc., Class A *	6,100	253

NCR Corp. *	9,800	488

Network Appliance, Inc. *	21,100	568

SanDisk Corp. *	13,500	744

Sun Microsystems, Inc. *	210,100	1,179

Unisys Corp. *	17,000	113

		36,866

Cosmetics/Personal Care - 2.0%

Avon Products, Inc.	25,644	962

Colgate-Palmolive Co.	30,500	2,175

Estee Lauder Cos. (The), Inc., Class A	6,800	289

Procter & Gamble Co.	185,107	13,021

		16,447

Distribution/Wholesale - 0.1%

Genuine Parts Co.	9,050	453

Grainger (W.W.), Inc.	4,200	383

		836

Diversified Financial Services - 7.2%

American Express Co.	70,900	4,209

Ameriprise Financial, Inc.	14,160	894

Bear Stearns Cos. (The), Inc.	6,731	827

Charles Schwab (The) Corp.	54,900	1,186

CIT Group, Inc.	11,100	446

Citigroup, Inc.	294,361	13,738

CME Group, Inc.	3,200	1,880

Countrywide Financial Corp.	34,200	650

Discover Financial Services	29,409	612

E*TRADE Financial Corp. *	25,900	338

Fannie Mae	57,300	3,484

Federated Investors, Inc., Class B	4,214	167

Franklin Resources, Inc.	10,100	1,288

Freddie Mac	39,100	2,307

Goldman Sachs Group, Inc.	23,952	5,191

IntercontinentalExchange, Inc. *	4,100	623

Janus Capital Group, Inc.	10,300	291

JPMorgan Chase & Co.	200,925	9,206

Legg Mason, Inc.	7,310	616

Lehman Brothers Holdings, Inc.	31,000	1,914

Merrill Lynch & Co., Inc.	51,084	3,641

Morgan Stanley	62,518	3,939

     See Notes to the Financial Statements.
EQUITY INDEX FUNDS       66       NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Diversified Financial Services - 7.2% – (continued)
Price (T. Rowe) Group, Inc.	16,500	$919

SLM Corp.	25,100	1,247

		59,613

Electric - 3.1%

AES Corp. *	40,900	820

Allegheny Energy, Inc. *	9,600	502

Ameren Corp.	12,900	677

American Electric Power Co., Inc.	23,840	1,099

Centerpoint Energy, Inc.	16,822	270

CMS Energy Corp.	13,300	224

Consolidated Edison, Inc.	15,000	694

Constellation Energy Group, Inc.	10,600	909

Dominion Resources, Inc. of Virginia	17,309	1,459

DTE Energy Co.	10,100	489

Duke Energy Corp.	74,655	1,395

Dynegy, Inc., Class A *	25,907	239

Edison International	19,800	1,098

Entergy Corp.	12,000	1,299

Exelon Corp.	40,724	3,069

FirstEnergy Corp.	18,715	1,185

FPL Group, Inc.	24,800	1,510

Integrys Energy Group, Inc.	3,900	200

PG&E Corp.	19,600	937

Pinnacle West Capital Corp.	4,500	178

PPL Corp.	23,600	1,093

Progress Energy, Inc.	14,300	670

Public Service Enterprise Group, Inc.	15,050	1,324

Southern (The) Co.	45,600	1,654

TECO Energy, Inc.	11,300	186

TXU Corp.	28,168	1,929

Xcel Energy, Inc.	22,785	491

		25,600

Electrical Components & Equipment - 0.3%

Emerson Electric Co.	48,000	2,555

Molex, Inc.	8,375	225

		2,780

Electronics - 0.6%

Agilent Technologies, Inc. *	23,056	850

Applera Corp. - Applied Biosystems Group	9,600	333

Jabil Circuit, Inc.	11,300	258

PerkinElmer, Inc.	5,700	166

Solectron Corp. *	57,400	224

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Electronics - 0.6% – (continued)
Tektronix, Inc.	3,500	$97

Thermo Fisher Scientific Inc. *	25,100	1,449

Tyco Electronics Ltd.	29,447	1,043

Waters Corp. *	6,200	415

		4,835

Engineering & Construction - 0.1%

Fluor Corp.	5,100	734

Entertainment - 0.1%

International Game Technology	19,900	858

Environmental Control - 0.2%

Allied Waste Industries, Inc. *	14,200	181

Waste Management, Inc.	31,673	1,195

		1,376

Food - 1.7%

Campbell Soup Co.	12,000	444

ConAgra Foods, Inc.	30,700	802

Dean Foods Co.	8,300	212

General Mills, Inc.	20,800	1,207

Heinz (H.J.) Co.	17,900	827

Hershey (The) Co.	9,100	422

Kellogg Co.	15,500	868

Kraft Foods, Inc., Class A	93,208	3,217

Kroger Co.	42,900	1,224

McCormick & Co., Inc.	6,800	245

Safeway, Inc.	24,800	821

Sara Lee Corp.	45,500	759

SUPERVALU, Inc.	11,792	460

Sysco Corp.	37,800	1,345

Tyson Foods, Inc., Class A	15,700	280

Whole Foods Market, Inc.	8,200	401

Wrigley (Wm.) Jr. Co.	12,325	792

		14,326

Forest Products & Paper - 0.4%

International Paper Co.	26,693	957

MeadWestvaco Corp.	9,643	285

Plum Creek Timber Co., Inc.	9,800	439

Temple-Inland, Inc.	6,800	358

Weyerhaeuser Co.	12,740	921

		2,960

Gas - 0.2%

Nicor, Inc.	2,700	116

NiSource, Inc.	16,300	312

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT       67       EQUITY INDEX FUNDS

equity index funds

SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Gas - 0.2% – (continued)

Sempra Energy	15,671	$911

		1,339

Hand/Machine Tools - 0.1%

Black & Decker Corp.	4,000	333

Snap-On, Inc.	2,850	141

Stanley Works (The)	4,300	242

		716

Healthcare - Products - 3.0%

Bard (C.R.), Inc.	5,600	494

Bausch & Lomb, Inc.	3,600	230

Baxter International, Inc.	39,100	2,201

Becton, Dickinson & Co.	14,800	1,214

Boston Scientific Corp. *	77,400	1,080

Covidien Ltd. *	30,047	1,247

Johnson & Johnson	171,100	11,241

Medtronic, Inc.	68,100	3,842

Patterson Cos., Inc. *	8,300	320

St. Jude Medical, Inc. *	19,600	864

Stryker Corp.	14,800	1,018

Varian Medical Systems, Inc. *	6,800	285

Zimmer Holdings, Inc. *	14,440	1,169

		25,205

Healthcare - Services - 1.3%

Aetna, Inc.	29,892	1,622

Coventry Health Care, Inc. *	8,455	526

Humana, Inc. *	9,500	664

Laboratory Corp. of America Holdings *	7,300	571

Manor Care, Inc.	4,950	319

Quest Diagnostics, Inc.	9,000	520

Tenet Healthcare Corp. *	29,500	99

UnitedHealth Group, Inc.	78,300	3,792

WellPoint, Inc. *	36,383	2,871

		10,984

Holding Companies - Diversified - 0.1%

Leucadia National Corp.	9,800	473

Home Builders - 0.1%

Centex Corp.	7,400	197

D.R. Horton, Inc.	17,500	224

KB Home	4,972	124

Lennar Corp., Class A	9,100	206

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Home Builders - 0.1% – (continued)

Pulte Homes, Inc.	11,000	$150

		901

Home Furnishings - 0.1%

Harman International Industries, Inc.	3,700	320

Whirlpool Corp.	4,706	419

		739

Household Products/Wares - 0.4%

Avery Dennison Corp.	5,500	314

Clorox Co.	9,300	567

Fortune Brands, Inc.	8,400	684

Kimberly-Clark Corp.	24,836	1,745

		3,310

Housewares - 0.1%

Newell Rubbermaid, Inc.	15,908	458

Insurance - 4.5%

ACE Ltd.	19,300	1,169

Aflac, Inc.	29,000	1,654

Allstate (The) Corp.	35,814	2,048

AMBAC Financial Group, Inc.	6,100	384

American International Group, Inc.	152,289	10,302

AON Corp.	16,275	729

Assurant, Inc.	5,400	289

Chubb Corp.	22,900	1,228

CIGNA Corp.	16,700	890

Cincinnati Financial Corp.	9,189	398

Genworth Financial, Inc., Class A	25,600	787

Hartford Financial Services Group, Inc.	18,400	1,703

Lincoln National Corp.	16,332	1,077

Loews Corp.	25,500	1,233

Marsh & McLennan Cos., Inc.	33,600	857

MBIA, Inc.	7,850	479

Metlife, Inc.	44,700	3,117

MGIC Investment Corp.	5,000	162

Principal Financial Group, Inc.	16,400	1,035

Progressive (The) Corp.	44,352	861

Prudential Financial, Inc.	27,800	2,713

SAFECO Corp.	6,900	422

Torchmark Corp.	4,900	305

Travelers Cos. (The), Inc.	38,113	1,919

Unum Group	20,061	491

XL Capital Ltd., Class A	11,359	900

		37,152

    See Notes to the Financial Statements.
EQUITY INDEX FUNDS      68       NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Internet - 2.0%

Akamai Technologies, Inc. *	10,400	$299

Amazon.com, Inc. *	18,139	1,690

eBay, Inc. *	66,824	2,607

Google, Inc., Class A *	13,645	7,740

IAC/InterActiveCorp *	12,600	374

Symantec Corp. *	52,224	1,012

VeriSign, Inc. *	14,300	482

Yahoo!, Inc. *	79,200	2,126

		16,330

Investment Companies - 0.1%

American Capital Strategies Ltd.	11,300	483

Iron/Steel - 0.3%

Allegheny Technologies, Inc.	6,032	663

Nucor Corp.	17,100	1,017

United States Steel Corp.	7,100	752

		2,432

Leisure Time - 0.3%

Brunswick Corp.	5,700	130

Carnival Corp.	26,796	1,298

Harley-Davidson, Inc.	15,800	730

		2,158

Lodging - 0.5%

Harrah’s Entertainment, Inc.	11,050	961

Hilton Hotels Corp.	23,500	1,093

Marriott International, Inc., Class A	19,700	856

Starwood Hotels & Resorts Worldwide, Inc.	12,400	753

Wyndham Worldwide Corp.	10,361	339

		4,002

Machinery - Construction & Mining - 0.4%

Caterpillar, Inc.	37,800	2,965

Terex Corp. *	6,100	543

		3,508

Machinery - Diversified - 0.4%

Cummins, Inc.	6,300	806

Deere & Co.	13,300	1,974

Rockwell Automation, Inc.	9,300	646

		3,426

Media - 2.8%

CBS Corp., Class B	42,674	1,344

Clear Channel Communications, Inc.	28,400	1,063

Comcast Corp., Class A *	183,981	4,449

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Media - 2.8% – (continued)

DIRECTV Group (The), Inc. *	45,100	$1,095

Disney (The Walt) Co.	115,203	3,962

Dow Jones & Co., Inc.	4,400	263

Gannett Co., Inc.	13,400	585

McGraw-Hill Cos. (The), Inc.	20,800	1,059

Meredith Corp.	2,200	126

New York Times Co., Class A	8,700	172

News Corp., Class A	135,700	2,984

Scripps (E.W.) Co., Class A	4,300	181

Time Warner, Inc.	221,400	4,065

Tribune Co.	4,656	127

Viacom, Inc., Class B *	40,874	1,593

		23,068

Metal Fabrication/Hardware - 0.1%

Precision Castparts Corp.	8,300	1,228

Mining - 0.7%

Alcoa, Inc.	51,712	2,023

Freeport-McMoRan Copper & Gold, Inc.	22,472	2,357

Newmont Mining Corp.	26,477	1,184

Vulcan Materials Co.	5,500	491

		6,055

Miscellaneous Manufacturing - 5.1%

3M Co.	43,100	4,033

Cooper Industries Ltd., Class A	10,400	531

Danaher Corp.	15,000	1,240

Dover Corp.	11,300	576

Eastman Kodak Co.	15,800	423

Eaton Corp.	8,400	832

General Electric Co.	607,245	25,140

Honeywell International, Inc.	45,312	2,695

Illinois Tool Works, Inc.	25,300	1,509

Ingersoll-Rand Co. Ltd., Class A	17,700	964

ITT Corp.	11,100	754

Leggett & Platt, Inc.	9,900	190

Pall Corp.	7,666	298

Parker Hannifin Corp.	7,125	797

Textron, Inc.	14,600	908

Tyco International Ltd.	29,747	1,319

		42,209

Office/Business Equipment - 0.2%

Pitney Bowes, Inc.	12,100	550

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      69      EQUITY INDEX FUNDS

equity index funds

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Office/Business Equipment – 0.2% - (continued)

Xerox Corp. *	57,096	$990

		1,540

Oil & Gas - 8.9%

Anadarko Petroleum Corp.	26,612	1,430

Apache Corp.	20,306	1,829

Chesapeake Energy Corp.	25,500	899

Chevron Corp.	127,132	11,897

ConocoPhillips	96,046	8,430

Devon Energy Corp.	26,800	2,230

ENSCO International, Inc.	9,300	522

EOG Resources, Inc.	13,800	998

Exxon Mobil Corp.	329,314	30,481

Hess Corp.	15,800	1,051

Marathon Oil Corp.	40,418	2,305

Murphy Oil Corp.	11,800	825

Nabors Industries Ltd. *	17,100	526

Noble Corp.	16,000	785

Occidental Petroleum Corp.	50,056	3,208

Rowan Cos., Inc.	7,200	263

Sunoco, Inc.	7,400	524

Tesoro Corp.	8,100	373

Transocean, Inc. *	17,072	1,930

Valero Energy Corp.	32,500	2,183

XTO Energy, Inc.	23,100	1,428

		74,117

Oil & Gas Services - 1.8%

Baker Hughes, Inc.	18,840	1,703

BJ Services Co.	18,000	478

Halliburton Co.	53,031	2,036

National-Oilwell Varco, Inc. *	10,400	1,503

Schlumberger Ltd.	70,300	7,381

Smith International, Inc.	12,200	871

Weatherford International Ltd. *	19,494	1,310

		15,282

Packaging & Containers - 0.1%

Ball Corp.	6,200	333

Bemis Co.	4,800	140

Pactiv Corp. *	7,700	221

Sealed Air Corp.	8,106	207

		901

Pharmaceuticals - 5.4%

Abbott Laboratories	91,700	4,917

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Pharmaceuticals - 5.4% – (continued)

Allergan, Inc.	18,768	$1,210

AmerisourceBergen Corp.	10,518	477

Barr Pharmaceuticals, Inc. *	6,100	347

Bristol-Myers Squibb Co.	117,260	3,379

Cardinal Health, Inc.	21,524	1,346

Express Scripts, Inc. *	15,200	849

Forest Laboratories, Inc. *	19,300	720

Gilead Sciences, Inc. *	54,988	2,247

Hospira, Inc. *	8,280	343

King Pharmaceuticals, Inc. *	14,100	165

Lilly (Eli) & Co.	58,196	3,313

Medco Health Solutions, Inc. *	16,268	1,471

Merck & Co., Inc.	128,600	6,647

Mylan Laboratories, Inc.	14,900	238

Pfizer, Inc.	411,392	10,050

Schering-Plough Corp.	95,300	3,014

Watson Pharmaceuticals, Inc. *	6,500	211

Wyeth	80,000	3,564

		44,508

Pipelines - 0.4%

El Paso Corp.	42,147	715

Questar Corp.	10,200	536

Spectra Energy Corp.	36,477	893

Williams Cos. (The), Inc.	36,400	1,240

		3,384

Real Estate - 0.0%

CB Richard Ellis Group, Inc., Class A *	11,100	309

Real Estate Investment Trusts - 1.1%

Apartment Investment & Management Co., Class A	6,500	293

Archstone-Smith Trust	12,800	770

AvalonBay Communities, Inc.	4,700	555

Boston Properties, Inc.	6,700	696

Developers Diversified Realty Corp.	7,000	391

Equity Residential	18,000	762

General Growth Properties, Inc.	15,400	826

Host Hotels & Resorts, Inc.	31,400	705

Kimco Realty Corp.	14,400	651

ProLogis	15,435	1,024

Public Storage	6,946	546

Simon Property Group, Inc.	13,500	1,350

Vornado Realty Trust	7,900	864

		9,433

  See Notes to the Financial Statements.
EQUITY INDEX FUNDS      70      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Retail - 4.8%

Abercrombie & Fitch Co., Class A	4,700	$379

AutoNation, Inc. *	8,885	157

Autozone, Inc. *	2,700	314

Bed Bath & Beyond, Inc. *	17,200	587

Best Buy Co., Inc.	23,225	1,069

Big Lots, Inc. *	7,000	209

Circuit City Stores, Inc.	11,100	88

Costco Wholesale Corp.	26,016	1,597

CVS Caremark Corp.	87,969	3,486

Darden Restaurants, Inc.	8,950	375

Dillard’s, Inc., Class A	4,000	87

Family Dollar Stores, Inc.	8,300	220

Gap (The), Inc.	29,387	542

Home Depot (The), Inc.	100,294	3,253

Kohl’s Corp. *	18,900	1,084

Limited Brands	18,900	433

Lowe’s Cos., Inc.	87,800	2,460

Macy’s, Inc.	25,682	830

McDonald’s Corp.	70,000	3,813

Nordstrom, Inc.	11,700	549

Office Depot, Inc. *	16,200	334

OfficeMax, Inc.	4,333	148

Penney (J.C.) Co., Inc.	12,900	817

RadioShack Corp.	8,400	174

Sears Holdings Corp. *	4,473	569

Staples, Inc.	43,075	926

Starbucks Corp. *	44,900	1,176

Target Corp.	50,300	3,198

Tiffany & Co.	7,600	398

TJX Cos., Inc.	26,400	767

Wal-Mart Stores, Inc.	142,500	6,220

Walgreen Co.	58,900	2,782

Wendy’s International, Inc.	6,100	213

Yum! Brands, Inc.	29,700	1,005

		40,259

Savings & Loans - 0.3%

Hudson City Bancorp, Inc.	31,900	490

Sovereign Bancorp, Inc.	21,878	373

Washington Mutual, Inc.	52,476	1,853

		2,716

Semiconductors - 2.7%

Advanced Micro Devices, Inc. *	32,200	425

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Semiconductors - 2.7% – (continued)

Altera Corp.	21,900	$527

Analog Devices, Inc.	18,400	665

Applied Materials, Inc.	82,000	1,697

Broadcom Corp., Class A *	27,100	988

Intel Corp.	345,200	8,927

Kla-Tencor Corp.	11,500	642

Linear Technology Corp.	14,300	500

LSI Corp. *	42,500	315

MEMC Electronic Materials, Inc. *	13,400	789

Microchip Technology, Inc.	12,900	469

Micron Technology, Inc. *	41,900	465

National Semiconductor Corp.	14,200	385

Novellus Systems, Inc. *	7,600	207

Nvidia Corp. *	32,850	1,191

QLogic Corp. *	10,200	137

Teradyne, Inc. *	12,400	171

Texas Instruments, Inc.	83,700	3,063

Xilinx, Inc.	18,600	486

		22,049

Software - 3.4%

Adobe Systems, Inc. *	34,900	1,524

Autodesk, Inc. *	13,700	685

Automatic Data Processing, Inc.	32,900	1,511

BMC Software, Inc. *	11,100	347

CA, Inc.	23,893	614

Citrix Systems, Inc. *	10,700	431

Compuware Corp. *	19,500	156

Electronic Arts, Inc. *	18,500	1,036

Fidelity National Information Services, Inc.	10,200	452

Fiserv, Inc. *	10,700	544

IMS Health, Inc.	10,304	316

Intuit, Inc. *	20,100	609

Microsoft Corp.	478,780	14,105

Novell, Inc. *	20,300	155

Oracle Corp. *	233,800	5,062

Paychex, Inc.	20,600	845

		28,392

Telecommunications - 6.4%

Alltel Corp.	20,700	1,442

AT&T, Inc.	362,193	15,324

Avaya, Inc. *	27,300	463

CenturyTel, Inc.	7,250	335

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      71      EQUITY INDEX FUNDS

equity index funds
SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
STOCK INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.3% – CONTINUED

Telecommunications - 6.4% – (continued)

Ciena Corp. *	5,657	$215

Cisco Systems, Inc. *	360,500	11,936

Citizens Communications Co.	23,000	329

Corning, Inc.	93,800	2,312

Embarq Corp.	9,296	517

JDS Uniphase Corp. *	12,850	192

Juniper Networks, Inc. *	30,400	1,113

Motorola, Inc.	135,565	2,512

QUALCOMM, Inc.	98,600	4,167

Qwest Communications International, Inc. *	92,255	845

Sprint Nextel Corp.	171,236	3,254

Tellabs, Inc. *	27,800	265

Verizon Communications, Inc.	172,530	7,640

Windstream Corp.	25,899	366

		53,227

Textiles - 0.0%

Cintas Corp.	8,000	297

Toys, Games & Hobbies - 0.1%

Hasbro, Inc.	10,412	290

Mattel, Inc.	24,341	571

		861

Transportation - 1.6%

Burlington Northern Santa Fe Corp.	18,528	1,504

C.H. Robinson Worldwide, Inc.	10,800	586

CSX Corp.	25,048	1,070

FedEx Corp.	18,240	1,911

Norfolk Southern Corp.	23,900	1,241

Ryder System, Inc.	3,500	171

Union Pacific Corp.	15,600	1,764

United Parcel Service, Inc., Class B	62,200	4,671

		12,918

Total Common Stocks

(Cost $563,943)		799,649

	NUMBER	VALUE
	OF WARRANTS	(000S)

WARRANTS - 0.0%

Raytheon Co., Exp. 6/16/11, Strike $37.50	233	6

Total Warrants

(Cost $ -)		6

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 3.6%

ABN Amro Bank, Amsterdam,

Eurodollar Time Deposit,

5.50%, 10/1/07	$28,381	$28,381

U.S. Treasury Bill, (2)

4.70%, 1/17/08	1,295	1,277

Total Short-Term Investments

(Cost $29,658)		29,658

Total Investments - 99.9%

(Cost $593,601)		829,313

Other Assets less Liabilities - 0.1%		859

NET ASSETS - 100.0%		$830,172

(1)	Investment in affiliate of investment adviser.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At September 30, 2007, the Stock Index Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)

S&P500

E-Mini	403	$30,993	Long	12/07	$426

At September 30, 2007, the industry sectors for the Stock Index Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS

Consumer Discretionary	9.2%

Consumer Staples	9.5

Energy	11.7

Financials	19.9

Health Care	11.6

Industrials	11.5

Information Technology	16.2

Materials	3.2

Telecommunication Services	3.8

Utilities	3.4

Total	100.0%

  See Notes to the Financial Statements.
EQUITY INDEX FUNDS      72      NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

1 ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2007, the Trust includes 37 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Real Estate Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. (“PFPC”) serve as the Trust’s co-administrators, and Northern Fund Distributors, LLC is the Trust’s distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES – Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS – Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity.

NORTHERN FUNDS SEMIANNUAL REPORT  73 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

 NOTES TO THE FINANCIAL STATEMENTS (continued)

The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Fund and the broker. The Statements of Operations reflect gains or losses as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2007, the Mid Cap Index, Small Cap Index, and Stock Index Funds had entered into exchange-traded long futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions was approximately $557,000, $705,000 and $1,277,000, respectively. The International Equity Index Fund had entered into exchange-traded long futures contracts at September 30, 2007.

C) FOREIGN CURRENCY TRANSLATIONS – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS – Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

E) INVESTMENT TRANSACTIONS AND INCOME – Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES – Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among the Funds in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES – The Global Real Estate Index and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

EQUITY INDEX FUNDS  74 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

Redemption fees for the six months ended September 30, 2007, were less than $1,000 for the Global Real Estate Index and the International Equity Index Funds. These amounts are included in “Proceeds from Shares Sold” in Note 6 – Capital Share Transactions. The impact from redemption fees paid to both Funds were less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS – Distribution of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND
PAYMENT FREQUENCY

Global Real Estate Index	QUARTERLY
International Equity Index	ANNUALLY
Mid Cap Index	ANNUALLY
Small Cap Index	ANNUALLY
Stock Index	QUARTERLY

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts.

I) FEDERAL INCOME TAXES – No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2006, through the fiscal year ended March 31, 2007, the Stock Index Fund incurred net capital losses and/or net currency losses of approximately $407,000 for which the Fund intends to treat as having been incurred in the next fiscal year.

At March 31, 2007, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Amounts in thousands	2010	2011	2012	2013	2015

Stock Index	$2,242	$10,234	$4,423	$46	$588

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2007, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED

	ORDINARY	LONG-TERM	UNREALIZED
Amounts in thousands	INCOME*	CAPITAL GAINS	GAINS

Global Real Estate Index	$3,112	$641	$30,224
International Equity Index	13,549	1,586	332,678
Mid Cap Index	1,834	5,168	41,175
Small Cap Index	2,930	10,724	84,869
Stock Index	203	–	180,198

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2007, was as follows:

	DISTRIBUTIONS FROM

	ORDINARY	LONG-TERM
Amounts in thousands	INCOME*	CAPITAL GAINS

Global Real Estate Index	$2,224	$87
International Equity Index	37,699	11,451
Mid Cap Index	6,796	4,780
Small Cap Index	4,092	48,343
Stock Index	9,490	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2006, was as follows:

	DISTRIBUTIONS FROM

	ORDINARY	LONG-TERM
Amounts in thousands	INCOME*	CAPITAL GAINS

International Equity Index	$8,096	$97
Mid Cap Index	2,507	43
Small Cap Index	3,000	4,322
Stock Index	7,336	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN FUNDS SEMIANNUAL REPORT  75 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

 NOTES TO THE FINANCIAL STATEMENTS (continued)

In July 2006, the Financial Accounting Standards Board(“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Funds’ financial statements.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2007, the Funds did not have any outstanding loans. When utilized, the average dollar amount of the borrowings and the weighted average interest rate on these borrowings were:

	DOLLAR
Amounts in thousands	AMOUNT	RATE

Global Real Estate Index	$900	5.75%

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). For the six months ended September 30, 2007, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

	ANNUAL
	ADVISORY	EXPENSE
Amounts in thousands	FEES	LIMITATIONS

Global Real Estate Index	0.35%	0.65%
International Equity Index	0.25%	0.45%
Mid Cap Index	0.20%	0.30%
Small Cap Index	0.20%	0.35%
Stock Index	0.10%	0.25%

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. The Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and

EQUITY INDEX FUNDS  76 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5 INVESTMENT TRANSACTIONS

For the six months ended September 30, 2007, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Global Real Estate Index	$—	$499,018	$—	$55,869
International Equity Index	—	213,979	—	35,602
Mid Cap Index	—	74,619	—	26,629
Small Cap Index	—	49,292	—	53,882
Stock Index	—	141,639	—	16,842

At September 30, 2007, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

	UNREALIZED	UNREALIZED	NET APPRECIATION	COST BASIS
Amounts in thousands	APPRECIATION	DEPRECIATION	(DEPRECIATION)	OF SECURITIES

Global Real Estate Index	$70,101	$(74,784)	$(4,683)	$1,191,769
International Equity Index	462,377	(24,691)	437,686	1,354,583
Mid Cap Index	65,292	(18,409)	46,883	324,834
Small Cap Index	103,655	(26,853)	76,802	299,167
Stock Index	254,522	(18,810)	235,712	593,601

6 CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2007, were as follows:

		PROCEEDS	SHARES FROM			PAYMENTS	INCREASE	INCREASE
	SHARES	FROM SHARES	REINVESTED	REINVESTMENT	SHARES	FOR SHARES	(DECREASE)	(DECREASE)
Amounts in thousands	SOLD	SOLD	DIVIDENDS	OF DIVIDENDS	REDEEMED	REDEEMED	IN SHARES	IN NET ASSETS

Global Real Estate Index	42,732	$525,596	69	$827	(7,173)	$(85,826)	35,628	$440,597
International Equity Index	19,304	280,899	—	—	(6,625)	(96,098)	12,679	184,801
Mid Cap Index	5,009	64,977	—	—	(1,865)	(24,125)	3,144	40,852
Small Cap Index	3,265	36,457	—	—	(3,348)	(37,253)	(83)	(796)
Stock Index	11,767	217,137	102	1,896	(4,092)	(75,264)	7,777	143,769

Transactions in capital shares for the fiscal year ended March 31, 2007, were as follows:

		PROCEEDS	SHARES FROM			PAYMENTS	INCREASE	INCREASE
	SHARES	FROM SHARES	REINVESTED	REINVESTMENT	SHARES	FOR SHARES	(DECREASE)	(DECREASE)
Amounts in thousands	SOLD	SOLD	DIVIDENDS	OF DIVIDENDS	REDEEMED	REDEEMED	IN SHARES	IN NET ASSETS

Global Real Estate Index	61,922	$757,984	54	$628	(702)	$(8,803)	61,274	$749,809
International Equity Index	38,381	493,867	1,247	16,540	(26,186)	(325,845)	13,442	184,562
Mid Cap Index	9,033	106,861	583	6,868	(12,682)	(145,507)	(3,066)	(31,778)
Small Cap Index	5,515	62,479	3,943	41,955	(17,483)	(194,879)	(8,025)	(90,445)
Stock Index	12,752	214,782	194	3,261	(7,848)	(130,642)	5,098	87,401

NORTHERN FUNDS SEMIANNUAL REPORT  77 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

 NOTES TO THE FINANCIAL STATEMENTS (continued)

7 NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statements and financial disclosures, if any.

EQUITY INDEX FUNDS  78 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

FUND EXPENSES	SEPTEMBER 30, 2007 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Global Real Estate Index and the International Equity Index Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/07 - 9/30/07” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 74), if any, in the Global Real Estate Index and International Equity Index Funds. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Global Real Estate Index

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.65%	$1,000.00	$971.10	$3.21
Hypothetical	0.65%	$1,000.00	$1,021.81	$3.29 **

International Equity Index

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.45%	$1,000.00	$1,087.60	$2.35
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28 **

Mid Cap Index

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.30%	$1,000.00	$1,047.50	$1.54
Hypothetical	0.30%	$1,000.00	$1,023.56	$1.52 **

Small Cap Index

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.35%	$1,000.00	$1,010.10	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78 **

Stock Index

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.25%	$1,000.00	$1,083.50	$1.31
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27 **

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT  79 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS

    Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

  PROXY VOTING

    Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS  80 NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Fund Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/No bank guarantee

2	STATEMENTS OF ASSETS AND LIABILITIES
3	STATEMENTS OF OPERATIONS
4	STATEMENTS OF CHANGES IN NET ASSETS
5	FINANCIAL HIGHLIGHTS
10	SCHEDULES OF INVESTMENTS
	10	CALIFORNIA MUNICIPAL MONEY MARKET FUND
	18	MONEY MARKET FUND
	25	MUNICIPAL MONEY MARKET FUND
	50	U.S. GOVERNMENT MONEY MARKET FUND
	52	U.S. GOVERNMENT SELECT MONEY MARKET FUND
54	NOTES TO THE FINANCIAL STATEMENTS
58	FUND EXPENSES
59	ABBREVIATIONS AND OTHER INFORMATION
60	FOR MORE INFORMATION

NORTHERN FUNDS SEMIANNUAL REPORT   1  MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2007 (UNAUDITED)

	CALIFORNIA		MUNICIPAL	U.S. GOVERNMENT	U.S. GOVERNMENT
Amounts in thousands,	MUNICIPAL MONEY	MONEY	MONEY	MONEY	SELECT MONEY
except per share data	MARKET FUND	MARKET FUND	MARKET FUND	MARKET FUND	MARKET FUND

ASSETS:
Investments, at amortized cost	$1,222,701	$9,485,612	$5,472,240	$533,907	$1,230,363
Repurchase agreements, at cost which approximates fair value	-	1,628,486	-	442,551	-
Cash	90	61	-	-	3
Interest income receivable	7,199	78,098	28,716	2,949	4,446
Dividend income receivable	-	-	201	-	-
Receivable for fund shares sold	-	484	-	-	1
Receivable for securities sold	490	201	3,066	-	-
Receivable from investment adviser	28	227	104	10	24
Prepaid and other assets	15	94	67	8	19
Total Assets	1,230,523	11,193,263	5,504,394	979,425	1,234,856

LIABILITIES:
Cash overdraft	-	-	82	5	-
Payable for securities purchased	-	281,104	-	26,377	124,426
Payable for fund shares redeemed	1	-	112	55	-
Distributions payable to shareholders	3,469	43,251	15,394	3,393	4,162
Payable to affiliates:
Investment advisory fees	82	716	363	58	73
Co-administration fees	31	269	136	22	27
Custody and accounting fees	3	85	47	8	5
Transfer agent fees	21	179	91	15	18
Trustee fees	4	44	25	3	6
Accrued other liabilities	38	293	199	32	42
Total Liabilities	3,649	325,941	16,449	29,968	128,759

Net Assets	$1,226,874	$10,867,322	$5,487,945	$949,457	$1,106,097

ANALYSIS OF NET ASSETS:
Capital stock	$1,226,629	$10,867,322	$5,487,870	$949,472	$1,106,097
Accumulated undistributed net investment income	172	-	68	-	-
Accumulated net realized gains (losses)	73	-	7	(15)	-
Net Assets	$1,226,874	$10,867,322	$5,487,945	$949,457	$1,106,097

Shares Outstanding ($.0001 par value, unlimited authorization)	1,226,654	10,867,339	5,487,881	949,504	1,106,136
Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

See Notes to the Financial Statements.
MONEY MARKET FUNDS    2    NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

	CALIFORNIA		MUNICIPAL	U.S. GOVERNMENT	U.S. GOVERNMENT
	MUNICIPAL MONEY	MONEY	MONEY	MONEY	SELECT MONEY
Amounts in thousands	MARKET FUND	MARKET FUND	MARKET FUND	MARKET FUND	MARKET FUND

INVESTMENT INCOME:
Interest income	$23,104	$291,538	$103,503	$20,278	$26,451
Dividend income	-	-	648	-	-
Total Investment Income	23,104	291,538	104,151	20,278	26,451

EXPENSES:
Investment advisory fees	2,522	21,726	11,166	1,542	2,041
Co-administration fees	946	8,147	4,187	578	766
Custody and accounting fees	145	1,183	616	107	122
Transfer agent fees	630	5,432	2,792	386	510
Registration fees	8	40	30	15	14
Printing fees	22	168	119	14	22
Professional fees	20	151	106	13	20
Trustee fees and expenses	9	67	47	6	9
Shareholder servicing fees	-	-	-	32	-
Other	12	93	60	8	13

Total Expenses	4,314	37,007	19,123	2,701	3,517
Less expenses reimbursed by investment adviser	(843)	(6,825)	(3,692)	(526)	(706)
Less custodian credits	(4)	(308)	(77)	(54)	(4)
Net Expenses	3,467	29,874	15,354	2,121	2,807

Net Investment Income	19,637	261,664	88,797	18,157	23,644

NET REALIZED GAINS:
Net realized gains on:
Investments	73	-	7	-	-
Net Realized Gains on Investments	73	-	7	-	-

Net Increase in Net Assets Resulting from Operations	$19,710	$261,664	$88,804	$18,157	$23,644

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT    3    MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CALIFORNIA				MUNICIPAL		U.S. GOVERNMENT		U.S. GOVERNMENT
	MUNICIPAL MONEY		MONEY		MONEY		MONEY		SELECT MONEY
	MARKET FUND		MARKET FUND		MARKET FUND		MARKET FUND		MARKET FUND

	SIX MONTHS		SIX MONTHS		SIX MONTHS		SIX MONTHS		SIX MONTHS
	ENDED	YEAR	ENDED	YEAR	ENDED	YEAR	ENDED	YEAR	ENDED	YEAR
	SEPT. 30,	ENDED	SEPT. 30,	ENDED	SEPT. 30,	ENDED	SEPT. 30,	ENDED	SEPT. 30,	ENDED
	2007	MARCH 31,	2007	MARCH 31,	2007	MARCH 31,	2007	MARCH 31,	2007	MARCH 31,
Amounts in thousands	(UNAUDITED)	2007	(UNAUDITED)	2007	(UNAUDITED)	2007	(UNAUDITED)	2007	(UNAUDITED)	2007

OPERATIONS:
Net investment income	$19,637	$34,609	$261,664	$499,690	$88,797	$174,665	$18,157	$35,648	$23,644	$46,966
Net realized gains on investments	73	251	-	6	7	448	-	1	-	-
Net Increase in Net Assets Resulting from Operations	19,710	34,860	261,664	499,696	88,804	175,113	18,157	35,649	23,644	46,966

CAPITAL SHARE TRANSACTIONS: (1)
Net increase (decrease) in net assets resulting from capital share transactions	(44,347)	248,676	(301,892)	2,042,541	(382,776)	254,779	126,538	106,188	88,921	(116,163)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(44,347)	248,676	(301,892)	2,042,541	(382,776)	254,779	126,538	106,188	88,921	(116,163)

DISTRIBUTIONS PAID:
From net investment income	(19,716)	(35,153)	(261,665)	(499,690)	(89,158)	(174,666)	(18,157)	(35,648)	(23,644)	(46,966)
Total Distributions Paid	(19,716)	(35,153)	(261,665)	(499,690)	(89,158)	(174,666)	(18,157)	(35,648)	(23,644)	(46,966)

Total Increase (Decrease) in Net Assets	(44,353)	248,383	(301,893)	2,042,547	(383,130)	255,226	126,538	106,189	88,921	(116,163)
NET ASSETS:
Beginning of period	1,271,227	1,022,844	11,169,215	9,126,668	5,871,075	5,615,849	822,919	716,730	1,017,176	1,133,339
End of period	$1,226,874	$1,271,227	$10,867,322	$11,169,215	$5,487,945	$5,871,075	$949,457	$822,919	$1,106,097	$1,017,176

Accumulated Undistributed Net Investment Income	$172	$251	$ -	$1	$68	$429	$ -	$ -	$ -	$ -

(1)	The number of shares approximates the dollar amount of transactions.
See Notes to the Financial Statements.
MONEY MARKET FUNDS    4    NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

	CALIFORNIA MUNICIPAL MONEY MARKET FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.03	0.02	0.01	0.01	0.01
Total from Investment Operations	0.02	0.03	0.02	0.01	0.01	0.01

LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)
Total Distributions Paid	(0.02)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (1)	1.58%	3.06%	2.22%	0.92%	0.55%	0.95%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,226,874	$1,271,227	$1,022,844	$908,547	$762,143	$876,183
Ratio to average net assets of: (2)
Expenses, net of waivers, reimbursements and credits	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.68%	0.69%	0.78%	0.79%	0.78%	0.81%
Net investment income, net of waivers, reimbursements and credits	3.11%	2.97%	2.20%	0.94%	0.55%	0.93%
Net investment income, before waivers, reimbursements and credits	2.98%	2.83%	1.97%	0.70%	0.32%	0.67%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    5    MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS (continued)

	MONEY MARKET FUND
	SIX MONTHS
	ENDED		YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,		ENDED	ENDED	ENDED	ENDED	ENDED
	2007		MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.05	0.03	0.01	0.01	0.01
Total from Investment Operations	0.02		0.05	0.03	0.01	0.01	0.01

LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)		(0.05)	(0.03)	(0.01)	(0.01)	(0.01)
Total Distributions Paid	(0.02)		(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (1)	2.44%		4.79%	3.27%	1.22%	0.68%	1.26%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$10,867,322		$11,169,215	$9,126,668	$7,896,730	$7,435,384	$8,570,323
Ratio to average net assets of: (2)
Expenses, net of waivers, reimbursements and credits	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.68%		0.68%	0.78%	0.79%	0.78%	0.82%
Net investment income, net of waivers, reimbursements and credits	4.82%		4.71%	3.26%	1.22%	0.68%	1.26%
Net investment income, before waivers, reimbursements and credits	4.69%		4.58%	3.03%	0.98%	0.45%	0.99%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	The net expense ratio includes custodian credits of approximately $308,000, which represents 0.01% of average net assets for the period ended September 30, 2007. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
See Notes to the Financial Statements.
   MONEY MARKET FUNDS     6    NORTHERN FUNDS SEMIANNUAL REPORT

	MUNICIPAL MONEY MARKET FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.03	0.02	0.01	0.01	0.01
Total from Investment Operations	0.02	0.03	0.02	0.01	0.01	0.01

LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)
Total Distributions Paid	(0.02)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (1)	1.61%	3.08%	2.26%	0.96%	0.58%	0.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,487,945	$5,871,075	$5,615,849	$4,580,691	$4,719,992	$5,045,958
Ratio to average net assets of: (2)
Expenses, net of waivers, reimbursements and credits	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.69%	0.68%	0.78%	0.79%	0.78%	0.81%
Net investment income, net of waivers, reimbursements and credits	3.18%	3.04%	2.24%	0.95%	0.58%	0.97%
Net investment income, before waivers, reimbursements and credits	3.04%	2.91%	2.01%	0.71%	0.35%	0.71%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    7    MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS (continued)

	U.S. GOVERNMENT MONEY MARKET FUND
	SIX MONTHS
	ENDED		YEAR		YEAR		YEAR		YEAR	YEAR
	SEPT. 30,		ENDED		ENDED		ENDED		ENDED	ENDED
	2007		MARCH 31,		MARCH 31,		MARCH 31,		MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)		2007		2006		2005		2004	2003

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.05		0.03		0.01		0.01	0.01
Total from Investment Operations	0.02		0.05		0.03		0.01		0.01	0.01

LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)		(0.05)		(0.03)		(0.01)		(0.01)	(0.01)
Total Distributions Paid	(0.02)		(0.05)		(0.03)		(0.01)		(0.01)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return (1)	2.38%		4.74%		3.22%		1.19%		0.65%	1.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$949,457		$822,919		$716,730		$571,858		$622,462	$794,122
Ratio to average net assets of: (2)
Expenses, net of waivers, reimbursements and credits	0.55	%(3)	0.55	%(3)	0.55	%(3)	0.55	%(3)	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.70%		0.70%		0.81%		0.80%		0.82%	0.86%
Net investment income, net of waivers, reimbursements and credits	4.71%		4.65%		3.22%		1.17%		0.66%	1.19%
Net investment income, before waivers, reimbursements and credits	4.56%		4.50%		2.96%		0.92%		0.39%	0.88%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	The net expense ratio includes custodian credits of approximately $54,000, $73,000, $60,000, and $50,000, which represents 0.01% of average net assets for the period ended September 30, 2007 and for the fiscal years ended March 31, 2007, 2006 and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
See Notes to the Financial Statements.
   MONEY MARKET FUNDS     8    NORTHERN FUNDS SEMIANNUAL REPORT

	U.S. GOVERNMENT SELECT MONEY MARKET FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.03	0.01	0.01	0.01
Total from Investment Operations	0.02	0.05	0.03	0.01	0.01	0.01

LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)
Total Distributions Paid	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (1)	2.35%	4.66%	3.17%	1.16%	0.62%	1.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,106,097	$1,017,176	$1,133,339	$1,186,119	$924,881	$979,757
Ratio to average net assets of: (2)
Expenses, net of waivers, reimbursements and credits	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.69%	0.69%	0.79%	0.79%	0.79%	0.82%
Net investment income, net of waivers, reimbursements and credits	4.63%	4.56%	3.21%	1.22%	0.61%	1.08%
Net investment income, before waivers, reimbursements and credits	4.49%	4.42%	2.97%	0.98%	0.37%	0.81%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    9    MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 CALIFORNIA MUNICIPAL MONEY MARKET FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.7%

California - 96.6%
ABAG Finance Authority for Nonprofit Corp. Coros California COPS VRDB, Series 2000, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC),
3.80%, 10/9/07	$1,035	$1,035
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Jewish Home San Francisco (Allied Irish Bank LOC),
3.88%, 10/1/07	2,440	2,440
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Series 2002, Jackson Labs (Bank of America N.A. LOC),
3.78%, 10/9/07	840	840
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Series 2004, Thacher Schools,
3.81%, 10/9/07	3,800	3,800
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Series 2005, Institute for Defense Analyses (AMBAC Insured),
3.82%, 10/9/07	3,000	3,000
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue Refunding VRDB, Series 2002A, Amber Court Apartments (FNMA Gtd.),
3.74%, 10/9/07	5,600	5,600
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series A, Elder Care Alliance (Citibank N.A. LOC),
3.78%, 10/9/07	7,800	7,800
Alameda-Contra Costa Schools Financing Authority COPS, Series 2002J, Capital Improvement Project (KBC Bank N.V. LOC),
3.79%, 10/9/07	2,660	2,660
Alameda-Contra Costa Schools Financing Authority COPS, Series 2002K, Capital Improvement Project (KBC Bank N.V. LOC),
3.74%, 10/9/07	3,300	3,300
Bay Area Toll Bridge Revenue VRDB, Series 2001A, San Francisco Bay Area Toll Authority (AMBAC Insured),
3.62%, 10/9/07	2,320	2,320
Bay Area Toll Bridge Revenue VRDB, Series C, San Francisco Bay Area Toll Authority (AMBAC Insured),
3.70%, 10/9/07	9,400	9,400
California Community College League Financing Authority TRANS, Series 2007-A,
4.50%, 6/30/08	14,000	14,084
California Educational Facilities Authority Revenue Bonds, University of Southern California, Series 2003-45A, Soc Gen Municipal Trust Receipts, (1)
3.87%, 10/9/07	5,000	5,000
California Educational Facilities Authority Revenue VRDB, Series 2005B, Pomona College,
3.73%, 10/9/07	6,300	6,300
California Educational Facilities Authority Revenue VRDB, Series 2005, University of San Francisco (Bank of America N.A. LOC),
3.75%, 10/9/07	1,200	1,200
California Health Facilities Financing Authority Revenue VRDB, Series 2002, Adventist Health Systems (Wachovia Bank N.A. LOC),
3.94%, 10/1/07	3,800	3,800
California Health Facilities Financing Authority Revenue VRDB, Series 2004J, Catholic Healthcare West (Bank of America N.A. LOC),
3.76%, 10/9/07	5,800	5,800
See Notes to the Financial Statements.

MONEY MARKET FUNDS  10 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.7% – CONTINUED

California - 96.6% – (continued)
California Health Facilities Financing Authority Revenue VRDB, Series 2004K, Catholic Healthcare West (Bank of America N.A. LOC),
3.75%, 10/9/07	$18,750	$18,750
California Infrastructure and Economic Development Bank Revenue VRDB, J Paul Getty Trust, Series B,
3.83%, 10/1/07	2,000	2,000
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2002, Academy of Motion Pictures Arts and Sciences (AMBAC Insured),
3.80%, 10/9/07	7,000	7,000
California Pollution Control Financing Authority Revenue Bonds, Merrill Lynch P-Floats PA-538R, San Diego Gas and Electric (MBIA Insured), (1)
3.92%, 10/9/07	24,160	24,160
California Pollution Control Financing Authority Revenue Bonds, Merrill Lynch P-Floats PA-633R, San Diego Gas and Electric (MBIA Insured), (1)
3.89%, 10/9/07	11,850	11,850
California School Cash Reserve Program Authority Revenue COPS 2007-2008, Series A, TRANS,
4.25%, 7/1/08	28,000	28,127
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-1 (Dexia Credit Local LOC),
3.68%, 10/9/07	300	300
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-3 (AMBAC Insured),
3.69%, 10/9/07	6,975	6,975
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-5 (Dexia Credit Local LOC),
3.73%, 10/9/07	6,500	6,500
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-7 (FSA Corp. Insured),
3.73%, 10/9/07	12,940	12,940
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-16 (Bank of New York LOC),
3.76%, 10/9/07	4,300	4,300
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries 2005F (Citibank N.A. LOC),
3.97%, 10/1/07	600	600
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries F-4 (Bank of America N.A. LOC),
3.80%, 10/1/07	900	900
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries G-1 (Bank of Nova Scotia LOC),
3.68%, 10/9/07	9,050	9,050
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries G-3 (FSA Corp. Insured),
3.73%, 10/9/07	12,100	12,100
California State Economic Recovery Revenue VRDB, Series 2004C-4,
3.80%, 10/1/07	2,050	2,050
Series 2004C-8 (Lloyds TSB Bank, LOC),
3.90%, 10/1/07	3,350	3,350
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  11 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.7% – CONTINUED

California - 96.6% – (continued)
California State G.O., Citigroup ROCS RR II R-10195 (XLCA Insured), (1)
3.88%, 10/9/07	$8,720	$8,720
California State G.O., Kindergarten-University, Series 2004A-8 (Citibank N.A. LOC),
3.73%, 10/9/07	19,530	19,530
Series 2004A-9 (Citibank N.A. LOC),
3.76%, 10/9/07	14,100	14,100
California State G.O., Merrill Lynch P-Floats Series PT-1257 (XLCA Insured), (1)
3.93%, 10/9/07	2,020	2,020
California State G.O., Series 2003-1, ABN AMRO Munitops Certificate Trust (AMBAC Insured), (1)
3.88%, 10/9/07	6,000	6,000
California State G.O., Series 2003B-4 Floating Rate Certificates (Bank of New York LOC),
3.73%, 10/9/07	7,500	7,500
California State G.O., Soc Gen Municipal Securities Trust Receipts SGC 6 Class A (Societe Generale LOC), (1)
3.90%, 10/9/07	49,000	49,000
California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC),
3.79%, 10/9/07	36,400	36,400
California State G.O. VRDB, Series B, Subseries 2005 B-6 (KBC Bank N.V. LOC),
3.90%, 10/1/07	2,840	2,840
California State G.O. VRDB, Series N, Macon Trust Certificates (AMBAC Insured), (1)
3.88%, 10/9/07	15,750	15,750
California Statewide Communities Development Authority COPS, Series 1995, Covenant Retirement Communities (Bank of America N.A. LOC),
3.75%, 10/9/07	5,300	5,300
California Statewide Communities Development Authority COPS, Series 1999-176, Morgan Stanley Floating Rate Certificates (FSA Corp. Insured), (1)
3.89%, 10/9/07	10,595	10,595
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series 2005C, Chateau Project (FNMA Insured),
3.74%, 10/9/07	5,100	5,100
California Statewide Communities Development Authority Revenue Bonds, Citigroup ROCS RR II R-854CE (Citibank N.A. Gtd.), (1)
3.88%, 10/9/07	21,240	21,240
California Statewide Communities Development Authority Revenue VRDB, Series 2000A, Jewish Federation (Allied Irish Bank LOC),
3.92%, 10/9/07	500	500
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Gemological Institute (AMBAC Insured),
3.74%, 10/9/07	8,650	8,650
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Senior Living Facility (Bank of New York LOC),
3.75%, 10/9/07	7,900	7,900
California Statewide Communities Development Authority Revenue VRDB, Series 2003, Morgan Hill Country School (Bank of America N.A. LOC),
3.75%, 10/9/07	1,600	1,600
California Statewide Communities Development Authority Revenue VRDB, Series 2003B, Kaiser Permanente Project,
3.80%, 10/9/07	11,400	11,400
Series 2004J, Kaiser Permanente Project,
3.80%, 10/9/07	9,200	9,200
Series 2004L, Kaiser Permanente Project,
3.80%, 10/9/07	9,900	9,900
See Notes to the Financial Statements.

MONEY MARKET FUNDS  12 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.7% – CONTINUED

California - 96.6% – (continued)
California Statewide Communities Development Authority Revenue VRDB, Series 2006, Amern Baptist Homes West (Bank of America N.A. LOC),
3.75%, 10/9/07	$15,000	$15,000
California Statewide Communities Development Authority Revenue VRDB, Series 2007, Azusa Pacific University Project (Allied Irish Bank LOC),
3.78%, 10/9/07	20,000	20,000
California Statewide Communities Development Authority Revenue VRDB, Series B, Presbyterian Homes (Bank of America N.A. LOC),
3.75%, 10/9/07	4,400	4,400
California Statewide Communities Development Authority Revenue VRDB, University of San Diego (BNP Paribas LOC),
3.78%, 10/9/07	18,250	18,250
City of Berkeley Revenue VRDB, Series 1993, Berkeley YMCA (Wells Fargo Bank N.A. LOC),
3.75%, 10/9/07	3,625	3,625
City of Hayward Multifamily Housing Revenue VRDB, Series 1984A, Shorewood Apartment Project (FNMA Gtd.),
3.79%, 10/9/07	13,200	13,200
Contra Costa Water District Revenue Bonds, Series 750, Morgan Stanley Floating Certificates (FSA Corp. Insured), (1)
3.89%, 10/9/07	6,330	6,330
Covina Redevelopment Agency Multifamily Revenue Refunding VRDB, Series 1994A, Shadowhills Apartments (FNMA LOC),
3.74%, 10/9/07	900	900
Elsinore Valley Municipal Water District COPS VRDB, Series 2000A (FGIC Insured),
3.70%, 10/9/07	2,900	2,900
Fremont Revenue VRDB COPS, Series 2001, Capital Improvement Financing Project (Bank of Nova Scotia LOC),
3.73%, 10/9/07	9,700	9,700
Fresno Multifamily Housing Revenue Refunding VRDB, Series 2001A, Heron Pointe Apartments (FNMA LOC),
3.74%, 10/9/07	1,575	1,575
Golden West Schools Financing Authority G.O., Series 2005A 12, Wachovia MERLOTS (FGIC Insured), (1)(2)
3.90%, 10/9/07	5,755	5,755
Grand Terrace Community Redevelopment Multifamily Revenue Bonds, Series 1985A, Mount Vernon Villas Project (FNMA LOC),
3.76%, 10/9/07	12,125	12,125
Livermore Multifamily Revenue Refunding VRDB, Series 1990, Diablo Vista Apartments (FNMA LOC),
3.76%, 10/9/07	3,600	3,600
Long Beach Housing Authority Multifamily Revenue Refunding VRDB, Series 1998, Channel Point Apartments (FNMA Gtd.),
3.74%, 10/9/07	7,900	7,900
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series 2002, Grand Promenade Project (FHLMC Gtd.),
3.74%, 10/9/07	13,100	13,100
Los Angeles Convention and Exhibition Center Authority Lease Revenue Refunding VRDB, Series 2003E (AMBAC Insured),
3.79%, 10/9/07	37,000	37,000
Los Angeles COPS, Series 2004A, Village School, Inc. (Allied Irish Bank LOC),
3.79%, 10/9/07	6,365	6,365
Los Angeles County G.O. TRANS, Series 2007,
4.50%, 6/30/08	32,595	32,801
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  13 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.7% – CONTINUED

California - 96.6% – (continued)
Los Angeles Department of Water and Power Waterworks Revenue Bonds, Series 2001B-1,
3.78%, 10/1/07	$100	$100
Los Angeles Multifamily Revenue Refunding VRDB, Series 1991, Mountainback I Apartments Project (FHLMC LOC),
3.76%, 10/9/07	7,540	7,540
Los Angeles Unified School District COPS VRDB, Series 2005B, Administration Building Project III (AMBAC Insured),
3.73%, 10/9/07	7,110	7,110
Los Angeles Unified School District G.O. Morgan Stanley Floaters, Series 2007, (1)
3.90%, 10/9/07	30,000	30,000
Los Angeles Unified School District G.O., Series 2006, TRANS,
4.25%, 12/3/07	33,665	33,707
Los Angeles Wastewater Revenue Refunding VRDB, Subseries 2001B (FGIC Insured),
3.70%, 10/9/07	9,250	9,250
Los Angeles Water and Power Revenue VRDB, Subseries A-8,
3.76%, 10/9/07	8,900	8,900
Metropolitan Water District of Southern California Revenue Bonds, Series 2005-66, ABN AMRO Munitops Certificate Trust (FSA Corp. Insured), (1)
3.88%, 10/9/07	16,685	16,685
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series 1999B,
3.73%, 10/9/07	7,100	7,100
Metropolitan Water District of Southern California Waterworks Revenue Refunding Bonds, Series 2003C3,
3.72%, 10/9/07	2,495	2,495
Metropolitan Water District of Southern California Waterworks Revenue Refunding VRDB, Series 2003C2,
3.77%, 10/9/07	2,620	2,620
Series 2004A2,
3.70%, 10/9/07	3,985	3,985
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series 2000B-3,
3.86%, 10/1/07	4,600	4,600
Series 2001 C-2,
3.84%, 10/1/07	13,300	13,300
Series 2005B-2,
3.73%, 10/9/07	12,200	12,200
Oakland G.O. Bonds, Series 2003-A, ABN AMRO Munitops Certificate Trust 2004-22 (MBIA Insured), (1)
3.88%, 10/9/07	8,935	8,935
Oakland Revenue Bonds, MERLOTS Series 2000M (AMBAC Insured), (1)
3.90%, 10/9/07	3,000	3,000
Ohlone Community College, Series 2005B, ABN AMRO Munitops Certificate Trust 2005-43 (FSA Corp. Insured), (1)
3.88%, 10/9/07	29,690	29,690
Orange County Development Revenue Refunding VRDB, Issue G of 1998 Series 3, WLCO LF Partners (FNMA LOC),
3.74%, 10/9/07	14,800	14,800
Orange County Development Revenue VRDB, Series X, Laguna Summit Apartments (FHLMC Gtd.),
3.72%, 10/9/07	3,700	3,700
Orange County Development Revenue VRDB, Series 1985-Z, Bear Brand Apartments Project (FHLMC LOC),
3.72%, 10/9/07	3,700	3,700
See Notes to the Financial Statements.

MONEY MARKET FUNDS  14 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.7% – CONTINUED

California - 96.6% – (continued)
Orange County Housing Authority Revenue Refunding VRDB, Series 1998I, Oasis Martinique (FNMA Gtd.),
3.75%, 10/9/07	$1,600	$1,600
Orange County Sanitation District COPS, Series 2000-A,
3.85%, 10/1/07	500	500
Orange County Water District COPS, Series 2003A,
3.74%, 10/9/07	600	600
Oxnard Financing Authority Lease Revenue VRDB, Civic Center Phase 2 Project (AMBAC Insured),
3.73%, 10/9/07	4,940	4,940
Pittsburg Redevelopment Agency Tax Allocation VRDB, Series 2004A, Los Medanos Community (AMBAC Insured),
3.98%, 10/1/07	3,700	3,700
Pleasanton COPS VRDB, Assisted Living Facilities (Citibank N.A. LOC),
3.75%, 10/9/07	8,800	8,800
Riverside County Communication Facilities District Number 88-4 VRDB, Special Tax Refunding Bonds (Comerica Bank LOC),
3.73%, 10/9/07	2,250	2,250
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C, Tyler Springs Apartments (FNMA Gtd.),
3.74%, 10/9/07	6,200	6,200
Rohnert Park Multifamily Housing Revenue Refunding Bonds, Series 1995A, Crossbrook Apartments (FNMA Gtd.),
3.76%, 10/9/07	7,900	7,900
Sacramento County Housing Authority Multifamily Revenue Refunding VRDB, Series A, Bent Tree Apartments (FNMA Gtd.),
3.74%, 10/9/07	4,100	4,100
Sacramento County Housing Authority Multifamily Revenue Refunding VRDB, Series 2004C-2, Seasons of Winter (FHLMC Gtd.),
3.70%, 10/9/07	3,100	3,100
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Series 99, River C (FNMA LOC),
3.74%, 10/9/07	6,400	6,400
Sacramento County Multifamily Housing Revenue Refunding VRDB, Series 2004B, Woodbridge Apartments (FNMA Gtd.),
3.74%, 10/9/07	7,200	7,200
Sacramento County Multifamily Housing Revenue VRDB, Series 2007-B, River Pointe Apartments (FNMA Gtd.),
3.74%, 10/9/07	5,300	5,300
Sacramento County Sanitation District Financing Authority Revenue Bonds, MERLOTS Series 2000-SSS (Colld. by U.S. Government Securities), (1)
3.90%, 10/9/07	7,500	7,500
Salinas Economic Development Revenue VRDB, Series 2007A, Monterey County Public Building (Bank of New York LOC),
3.81%, 10/9/07	18,655	18,655
San Bernardino County Multifamily Revenue Refunding VRDB, Series 2004A, Housing Mortgage Mountain View (FNMA LOC),
3.74%, 10/9/07	7,110	7,110
San Diego County and School District TRANS, Series 2007A,
4.50%, 6/30/08	19,000	19,123
San Diego Unified School District G.O., Series 2007A, TRANS,
4.50%, 7/22/08	19,000	19,124
San Francisco City and County Finance Corp. Lease Revenue Bonds, Series 2000-1, Moscone Center Expansion Project (AMBAC Insured),
3.70%, 10/9/07	2,800	2,800
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  15 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.7% – CONTINUED

California - 96.6% – (continued)
San Francisco City and County G.O. Revenue VRDB, Series 2005D, Laguna Honda Hospital (MBIA Insured),
3.73%, 10/9/07	$8,100	$8,100
San Francisco City and County Multifamily Housing Revenue Refunding VRDB, Series 2000-A, Post Towers (FHLMC Insured),
3.76%, 10/9/07	14,400	14,400
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC),
3.76%, 10/9/07	8,400	8,400
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985B, Bayside Village Project (JPMorgan Chase Bank LOC),
3.76%, 10/9/07	18,350	18,350
San Jose Multifamily Housing Revenue Refunding VRDB, Series A, Kimberly Woods Apartments (FHLMC LOC),
3.74%, 10/9/07	16,050	16,050
Sequoia Unified High School District G.O. Bonds, Series 2003-2, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1)
3.87%, 10/9/07	30,945	30,945
Simi Valley Unified School District G.O., Series 2004-26, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1)
3.88%, 10/9/07	6,995	6,995
Sunnyvale COPS VRDB, Series 2001-A, Government Center Site Acquisition (AMBAC Insured),
3.74%, 10/9/07	100	100
Tahoe Forest Hospital District Revenue VRDB, Series 2002, Pacer County Health Facility (U.S. Bank N.A. LOC),
3.98%, 10/1/07	1,645	1,645
Tulare County Local Healthcare District Revenue VRDB, Series 2002 (U.S. Bank N.A. LOC),
3.98%, 10/1/07	2,000	2,000
Turlock Health Facility COPS VRDB, Series B, Emanual Medical Center, Inc. (U.S. Bank N.A. LOC),
3.75%, 10/9/07	1,500	1,500
Union City Multifamily Housing Revenue Refunding Bonds, Series A, Green Haven Apartments (FNMA Gtd.),
3.74%, 10/9/07	8,775	8,775
Watereuse Finance Authority Revenue VRDB (FSA Corp. Insured),
3.73%, 10/9/07	6,085	6,085
Western Placer Unified School District COPS, Series 2003 (Bank of America N.A. LOC),
3.80%, 10/9/07	4,930	4,930

		1,185,696

Puerto Rico - 3.1%
Puerto Rico Aqueduct and Sewer Authority Revenue Bonds, Citigroup ROCS-RR-II-R-10001CE (Citigroup, Inc. Gtd.), (1)
3.92%, 10/9/07	10,000	10,000
Puerto Rico Electric Power Authority Revenue Bonds, Citigroup ROCS-RR-II-R-637CE (Citigroup, Inc., Gtd.), (1)
3.92%, 10/9/07	15,000	15,000
Puerto Rico Highway and Transportation Authority Revenue Bonds, Citigroup ROCS-RR-II-R-785CE (Citigroup, Inc., Gtd.), (1)
3.89%, 10/9/07	12,005	12,005

		37,005

Total Municipal Investments

(Cost $1,222,701)		1,222,701

Total Investments - 99.7%

(Cost $1,222,701) (3)		1,222,701
Other Assets less Liabilities - 0.3%		4,173

NET ASSETS - 100.0%		$1,226,874
See Notes to the Financial Statements.

MONEY MARKET FUNDS  16 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	Restricted security that has been deemed illiquid. At September 30, 2007, the value of this restricted illiquid security amounted to approximately $5,755,000 or 0.5% of net assets. Additional information on this restricted illiquid security is as follows:

ACQUISITION
	AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)

Golden West Schools Financing Authority G.O. (CA), 3.90%, 10/9/07	7/8/05	$5,755

(3)	The cost for federal income tax purposes was $1,222,701.

At September 30, 2007, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS

Administration of Environment and Housing and Real Estate	14.9%
Air, Water Services and Solid Waste Management	9.3
Educational Services	8.9
Electric Services, Gas and Combined Utilities	7.6
Executive, Legislative and General Government	35.8
Health Services and Residential Care	6.5
Urban and Community Development and Social Services	5.0
All other sectors less than 5%	12.0

Total	100.0%

Percentages shown based on Net Assets.

At September 30, 2007, the maturity analysis for the California Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%

0 - 14 Days	87.9%
61 - 90 Days	2.8
181 - 364 Days	9.3

Total	100.0%
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  17 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MONEY MARKET FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

ASSET-BACKED NOTES - 3.5%

Auto Receivables - 0.5%
AmeriCredit Automobile Receivables Trust, Series 2007-BF, Class A1,
5.32%, 5/6/08	$4,540	$4,540
Ford Credit Auto Owner Trust, Series 2007-A, Class A1, (1)
5.35%, 7/15/08	37,032	37,032
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A1,
5.34%, 6/20/08	14,381	14,381

		55,953

International Receivables - 3.0%
Arkle Master Issuer PLC, FRN, Series 2007-1A, Class 1A, (1)
5.73%, 10/17/07	40,000	40,000
Granite Master Issuer PLC, FRN, Series 2007-2, Class 4A1,
5.73%, 10/17/07	20,000	20,000
Holmes Master Issuer PLC, FRN, Series 2006-1A, Class 1A, (1)
5.73%, 10/15/07	35,000	35,000
Holmes Master Issuer PLC, FRN, Series 2007-1, Class 1A1,
5.73%, 10/15/07	25,000	25,000
Interstar Millennium Trust, FRN, Series 2006-2GA, Class A1, (1)
5.13%, 10/29/07	36,483	36,483
Paragon Mortgages PLC, FRN, Series 12A, Class A1, (1)
5.74%, 10/15/07	32,264	32,264
Paragon Mortgages PLC, FRN, Series 14A, Class A1, (1)
5.75%, 10/15/07	39,089	39,089
Permanent Master Issuer PLC, FRN, Series 2006-1, Class 1A,
5.73%, 10/15/07	50,000	50,000
Permanent Master Issuer PLC, FRN, Series 2007-1, Class 1A,
5.73%, 10/15/07	20,000	20,000
Westpac Securitization Trust, FRN, Series 2007-1G, Class A1, (1)
5.47%, 11/21/07	28,019	28,019

		325,855

Total Asset-Backed Notes

(Cost $381,808)		381,808

CERTIFICATES OF DEPOSIT - 22.8%

Domestic Depository Institutions - 1.4%
Bank of America, New York,
5.41%, 3/10/08	75,000	75,000
Citibank, New York,
5.53%, 12/12/07	40,000	40,000
4.93%, 12/20/07	30,000	30,000

		145,000

Foreign Depository Institutions - 21.4%
ABN AMRO Bank NV Chicago,
5.35%, 1/16/08	35,000	35,000
ABN AMRO, London Branch,
5.32%, 10/18/07	40,000	40,000
5.32%, 5/27/08	30,000	30,000
Allied Irish Bank, London Branch,
5.44%, 6/16/08	40,000	40,000
Banco Bilbao Vizcaya Argentaria,
5.07%, 10/31/07	50,000	50,000
Banco Bilbao Vizcaya,
5.10%, 11/1/07	40,000	40,000
Bank of Montreal, Chicago Branch, FRCD,
4.89%, 10/1/07	60,000	60,000
Bank of Nova Scotia, FRCD,
5.07%, 10/31/07	25,000	24,998
Bank of Scotland PLC, London Branch,
5.78%, 12/10/07	60,000	60,000
Bank of Scotland PLC, New York Branch,
5.22%, 12/17/07	43,000	43,000
5.35%, 6/4/08	35,000	35,000
Barclays Bank, New York Branch,
5.35%, 10/2/07	30,000	30,000
5.35%, 1/22/08	25,000	25,000
5.35%, 4/14/08	40,000	40,000
5.30%, 5/22/08	25,000	25,000
BNP Paribas, New York Branch,
5.28%, 1/11/08	25,000	25,000
BNP Paribas SA, London Branch,
5.32%, 10/17/07	50,000	50,000
5.31%, 2/22/08	30,000	30,000
CALYON, New York,
4.87%, 10/1/07, FRCD	40,000	39,996
5.13%, 11/2/07	50,000	50,000
See Notes to the Financial Statements.

MONEY MARKET FUNDS  18 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CERTIFICATES OF DEPOSIT - 22.8% – CONTINUED

Foreign Depository Institutions - 21.4% – (continued)
Canadian Imperial Bank of Commerce, New York Branch, FRCD,
4.89%, 10/1/07	$70,000	$70,000
Credit Agricole SA, London Branch,
5.30%, 12/20/07	75,000	75,000
5.30%, 2/7/08	40,000	40,000
Credit Suisse First Boston, New York Branch,
5.30%, 1/14/08	35,000	35,000
5.33%, 1/16/08	60,000	60,000
5.25%, 4/11/08	30,000	30,000
Credit Suisse New York,
5.36%, 4/10/08	40,000	40,000
Deutsche Bank, London Branch,
4.91%, 10/1/07, FRCD	20,000	20,000
5.36%, 10/19/07	40,000	40,000
Deutsche Bank, New York Branch,
5.25%, 10/3/07	35,000	35,000
Lloyds Bank, New York Branch,
5.30%, 10/9/07	50,000	50,000
5.30%, 2/22/08	30,000	30,000
Monte Dei Paschi di Siena, London Branch,
5.32%, 10/25/07	20,000	20,000
National Australia Bank, London Branch,
5.40%, 6/12/08	40,000	40,000
National Bank of Canada, New York Branch,
5.69%, 10/2/07, FRCD	100,000	99,988
5.36%, 1/22/08	35,000	35,000
Nordea Bank Finland, New York Branch,
5.26%, 4/11/08	28,000	27,999
5.30%, 5/22/08	50,000	50,000
Rabobank Nederland, New York Branch,
4.90%, 12/20/07	50,000	50,000
4.90%, 12/28/07	135,000	135,000
Royal Bank of Canada, New York Branch,
5.37%, 10/25/07	51,000	51,000
Royal Bank of Scotland, London Branch,
5.70%, 12/10/07	40,000	40,000
Royal Bank of Scotland, New York Branch,
5.75%, 10/9/07, FRCD	40,000	39,996
5.28%, 1/11/08	35,000	35,000
5.29%, 2/11/08	60,000	60,000
Skandinaviska Enskilda Banken,
5.31%, 11/7/07	30,000	30,000
Societe Generale, London Branch,
5.32%, 10/2/07	40,000	40,000
5.30%, 1/2/08	30,000	30,000
5.30%, 1/3/08	40,000	39,999
Societe Generale, New York Branch,
4.89%, 10/1/07, FRCD	45,000	45,001
5.36%, 10/2/07	40,000	40,020
UBS AG, Stamford Branch,
5.44%, 12/14/07	100,000	100,000
5.25%, 4/10/08	20,000	20,000

		2,326,997

Total Certificates of Deposit

(Cost $2,471,997)		2,471,997

COMMERCIAL PAPER - 17.6%

Bank Holding Companies - 1.6%
Bank of America Co.,
5.29%, 3/4/08	50,000	48,862
Citigroup Funding, Inc.,
5.25%, 10/4/07	50,000	49,978
5.27%, 10/22/07	40,000	39,877
5.18%, 2/20/08	40,000	39,183

		177,900

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  19 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

COMMERCIAL PAPER - 17.6% – CONTINUED

Credit Arbitrage - 1.7%
Cancara Asset Securitization Ltd.,
5.26%, 10/29/07	$30,000	$29,877
Grampian Funding Ltd.,
5.52%, 10/19/07	100,000	99,724
Perry Global Funding LLC,
5.65%, 10/3/07	50,000	49,984

		179,585

Foreign Depository Institutions - 0.4%
UBS Finance Delaware, Inc.,
5.25%, 10/12/07	40,000	39,936

Multi-Seller Conduits - 12.8%
Alpine Securitization,
5.40%, 10/2/07	35,000	34,995
5.25%, 10/22/07	10,000	9,969
Apreco,
5.50%, 10/18/07	45,000	44,883
Atlantic Asset Securitization Corp.,
5.30%, 10/2/07	50,000	49,993
Cedar Springs Capital Co.,
5.27%, 10/19/07	30,000	29,921
Chariot Funding LLC,
5.55%, 10/15/07	100,000	99,784
Charta Corp.,
5.50%, 10/19/07	75,000	74,794
5.28%, 10/22/07	45,000	44,862
5.08%, 10/24/07	60,000	59,805
Concord Minuteman Capital Co., (1)
5.26%, 10/18/07	26,886	26,819
Crown Point Capital Co., FRCP,
5.62%, 12/5/07	50,000	49,998
5.67%, 12/10/07 (1)	60,000	59,995
Galleon Capital Corp.,
5.30%, 10/2/07	47,000	46,993
Gemini Securitization,
5.48%, 11/9/07	20,000	19,881
George Street Finance LLC, (1)
5.40%, 10/22/07	45,000	44,858
Jupiter Securitization Corp.,
5.55%, 10/15/07	44,779	44,682
Lexington Parker Capital,
5.31%, 10/9/07, FRCP	210,000	209,975
5.29%, 11/14/07	40,000	39,741
Park Avenue Receivables, (1)
5.55%, 10/15/07	75,000	74,838
Ranger Funding Company LLC,
5.69%, 10/12/07	80,000	79,861
5.50%, 10/15/07	50,000	49,893
Thames Asset Global Securitization Number One, Inc.,
5.65%, 10/11/07 (1)	50,000	49,921
5.80%, 10/11/07	25,000	24,960
5.26%, 10/15/07	25,347	25,295
Thunder Bay Funding, Inc.,
5.26%, 10/30/07	5,000	4,979
Variable Funding,
5.50%, 10/10/07	75,000	74,897
Yorktown Capital LLC,
5.26%, 10/26/07	20,000	19,927

		1,396,519

Non-Depository Personal Credit - 0.7%
General Electric Capital Corp.,
5.15%, 3/11/08	75,000	73,262

Single Seller Conduit - 0.4%
Aquifer Funding LLC,
5.32%, 2/8/08	50,000	49,040

Total Commercial Paper

(Cost $1,916,242)		1,916,242

CORPORATE NOTES/ BONDS - 24.5%

Bank Holding Companies - 0.5%
Citigroup Funding, Inc., FRN,
5.50%, 11/13/07	25,000	25,000
HSBC USA, Inc., FRN,
5.75%, 10/15/07	25,000	25,000

		50,000

Chemicals and Allied Products - 0.4%
BASF Finance Europe NV, FRN, (1)
5.35%, 10/22/07	40,000	40,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS  20 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE NOTES/ BONDS - 24.5% – CONTINUED

Domestic Depository Institutions - 2.6%
American Express Centurion, FRN,
5.83%, 10/16/07	$20,000	$20,003
5.61%, 10/18/07	23,000	23,002

Marshall & Ilsley Bank, MTN,
5.16%, 12/17/07	100,000	99,969
National City Bank, FRN,
5.33%, 10/25/07	35,000	35,000
Wachovia Bank, N.A., FRN,
5.61%, 11/30/07	35,000	35,002
Washington Mutual Bank, FRN,
5.57%, 11/16/07	35,000	35,003
Wells Fargo Bank, San Francisco,
5.50%, 10/12/07	40,000	40,000

		287,979

Foreign Depository Institutions - 6.0%
Allied Irish Banks PLC, FRN, (1)
5.48%, 10/19/07	40,000	40,000
Australia and New Zealand Banking Corp., FRN, (1)
5.82%, 10/9/07	25,000	25,000
5.16%, 10/23/07	21,000	21,000
5.74%, 12/5/07	70,000	70,000
Bank of Nova Scotia, FRN,
5.07%, 10/29/07	45,000	44,987
Credit Agricole, London, FRN, (1)
5.18%, 12/24/07	50,000	50,000
Danske Bank, FRN, (1)(2)
5.47%, 10/22/07	39,000	38,998
Nordea Bank Finland, New York, FRN, (1)
5.84%, 10/11/07	65,000	65,000
Royal Bank of Canada, FRN,
5.87%, 10/10/07	24,000	24,000
Royal Bank of Scotland PLC, New York, FRN, (1)
5.16%, 10/22/07	55,000	55,000
UBS AG Stamford,
5.72%, 10/16/07, FRN	40,000	40,000
5.40%, 11/28/07	100,000	100,000
Westpac Banking Corp. FRN,
5.79%, 12/11/07	15,000	15,000
Westpac Banking Corp., New York, FRN,
5.78%, 10/9/07 (1)(2)	60,000	60,000

		648,985

Insurance Carriers - 1.9%
Allstate Life Global Funding II, FRN, (1)
5.85%, 10/16/07	25,000	25,000
Genworth Global Funding, FRN, (1)
5.81%, 10/11/07	40,000	40,000
ING Verzekeringen NV, FRN, (1)
5.69%, 10/4/07	55,000	55,000
MET Life Global Funding I, FRN, (1)
5.85%, 10/15/07	50,000	50,000
5.13%, 10/22/07	40,000	40,000

		210,000

Non-Depository Personal Credit - 2.0%
American Express Bank FSB, FRN,
5.82%, 10/9/07	20,000	20,002
5.58%, 10/18/07	40,000	39,998
General Electric Capital Corp., FRN,
5.41%, 10/15/07	40,000	40,010
5.16%, 10/24/07	65,000	65,000
HSBC Finance Corp., FRN,
5.81%, 10/9/07	30,000	30,000
5.19%, 10/24/07	25,000	25,000

		220,010

Paper and Allied Products - 0.3%
Kimberly-Clark, (1)
5.26%, 12/19/07	30,000	30,000

Security and Commodity Brokers - 3.5%
Bear Stearns Co., Inc., FRN,
5.87%, 10/5/07	20,000	20,000
Goldman Sachs, FRN,
5.35%, 10/1/07	25,000	25,000
5.72%, 10/2/07	25,000	25,000
5.36%, 10/25/07 (1)(2)	40,000	40,000
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  21 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE NOTES/ BONDS - 24.5% – CONTINUED

Security and Commodity Brokers - 3.5% – (continued)
Merrill Lynch & Co., FRN,
5.80%, 10/4/07	$40,000	$40,000
5.75%, 10/18/07	50,000	50,000
5.28%, 10/24/07	25,000	25,000
5.34%, 11/23/07	35,000	35,000
Morgan Stanley, FRN,
5.88%, 10/15/07	22,000	22,000
5.22%, 10/29/07	92,800	92,801

		374,801

Structured Investment Vehicles - 7.3%
Asscher Finance Corp., FRN, (1)
5.17%, 12/26/07	40,000	40,000
Beta Finance, Inc., FRN, (1)
5.35%, 10/29/07	20,000	20,003
CC USA, Inc., FRN, (1)
5.13%, 10/25/07	25,000	25,002
5.48%, 11/20/07	40,000	39,995
Cullinan Finance Corp., (1)
5.32%, 10/9/07	30,000	29,998
5.33%, 10/25/07	48,000	47,995
5.09%, 10/29/07	60,000	59,996
5.36%, 4/15/08	50,000	50,000
5.35%, 5/15/08	50,000	50,000
Dorada Finance, Inc., (1)
5.13%, 10/25/07	35,000	35,002
5.32%, 5/27/08	20,000	19,999
Links Finance LLC, FRN, MTN, (1)
5.79%, 10/9/07	17,000	17,000
5.32%, 10/18/07	40,000	39,998
Sigma Finance, Inc., MTN, (1)
5.40%, 10/1/07, FRN	45,000	44,998
5.35%, 10/5/07	10,000	10,000
5.74%, 10/15/07	40,000	40,002
5.32%, 11/7/07	37,000	36,994
5.66%, 12/15/07	40,000	39,997
5.35%, 5/19/08	40,000	40,000
5.37%, 6/3/08	25,000	25,000
Whistlejacket Capital LLC, FRN, (1)
5.32%, 10/23/07	30,000	29,995
White Pine Finance LLC, FRN, (1)
5.32%, 10/19/07	35,000	34,996
5.46%, 10/22/07	20,000	19,998

		796,968

Total Corporate Notes/ Bonds

(Cost $2,658,743)		2,658,743

EURODOLLAR TIME DEPOSITS - 18.3%

Domestic Depository Institutions - 1.9%
Manufacturers & Traders Trust Co.,
5.20%, 10/1/07	10,230	10,230
Wells Fargo Bank, N.A., San Francisco, Cayman Branch,
5.25%, 10/1/07	200,000	200,000

		210,230

Foreign Depository Institutions - 16.4%
ABN AMRO Bank, Amsterdam, Netherlands,
5.25%, 10/1/07	200,000	200,000
Banco Popular Espanol, Madrid,
5.55%, 12/19/07	90,000	90,000
CALYON, Grand Cayman,
5.26%, 10/1/07	180,000	180,000
Credit Agricole, London,
5.28%, 10/1/07	219,000	219,000
Dexia Credit Local, Grand Cayman,
5.28%, 10/1/07	150,000	150,000
5.25%, 10/2/07	200,000	200,000
ING Bank, Amsterdam,
5.25%, 10/1/07	294,000	294,000
5.34%, 10/2/07	30,000	30,000
Royal Bank of Scotland, London,
5.19%, 10/1/07	218,892	218,892
Societe Generale, Grand Cayman,
5.30%, 10/1/07	200,000	200,000

		1,781,892

Total Eurodollar Time Deposits

(Cost $1,992,122)		1,992,122
See Notes to the Financial Statements.

MONEY MARKET FUNDS  22 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 0.6%

Administration of Environmental and Housing Programs - 0.3%
Florida Housing Financial Corp., Taxable Revenue Bonds, Series 2002A, Affordable Housing (AMBAC Insured),
5.07%, 10/9/07	$4,700	$4,700
State of Texas G.O. Taxable, Veterans’ Land Refunding Bonds, Series 2000,
5.15%, 10/9/07	14,960	14,960
State of Texas G.O. Taxable, VRDB, Veterans’ Land Refunding Bonds, Series 2002,
5.15%, 10/9/07	9,140	9,140

		28,800

Executive, Legislative and General Government - 0.2%
Cook County, Illinois, G.O. Taxable Bonds, Series 2002A,
5.15%, 10/9/07	15,300	15,300
Cook County, Illinois, G.O. Taxable Bonds, Series 2004D,
5.17%, 10/9/07	10,000	10,000

		25,300

Miscellaneous Retail - 0.1%
Macon-Bibb County, Georgia, IDR, Taxable Revenue Bonds, Bass Pro Outdoor World LLC (General Electric Capital Corp. LOC), (1)
5.12%, 10/9/07	10,600	10,600

Total Municipal Investments

(Cost $64,700)		64,700

Investments, at Amortized Cost ($9,485,612)		9,485,612

REPURCHASE AGREEMENTS - 15.0%

(Colld. at a minimum of 102%) (3)

Joint Repurchase Agreements - 0.6%
Morgan Stanley & Co., Inc., dated 9/28/07, repurchase price $27,265
4.00%, 10/1/07	27,255	27,255
Societe Generale - New York Branch, dated 9/28/07, repurchase price $13,632
3.95%, 10/1/07	13,628	13,628
UBS Securities LLC, dated 9/28/07, repurchase price $20,448
3.95%, 10/1/07	20,442	20,442

		61,325

(Colld. at a minimum of 102%) (4)

Repurchase Agreements - 14.4%
Bank of America N.A., dated 9/28/07, repurchase price $200,085
5.10%, 10/1/07	200,000	200,000
Bear Stearns, Inc., dated 9/28/07, repurchase price $300,128
5.10%, 10/1/07	300,000	300,000
Citigroup Global Markets, Inc., dated 9/28/07, repurchase price $860,366
5.10%, 10/1/07	860,000	860,000
Goldman Sachs & Co., Inc., dated 9/28/07, repurchase price $50,022
5.26%, 10/1/07	50,000	50,000
HSBC Securities (USA), Inc., dated 9/28/07, repurchase price $90,038
5.10%, 10/1/07	90,000	90,000
Lehman Brothers, Inc., dated 9/28/07, repurchase price $67,190
5.26%, 10/1/07	67,161	67,161

		1,567,161

Total Repurchase Agreements

(Cost $1,628,486)		1,628,486

Total Investments - 102.3%

(Cost $11,114,098) (5)		11,114,098
Liabilities less Other Assets - (2.3)%		(246,776)

NET ASSETS - 100.0%		$10,867,322
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  23 MONEY MARKET FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

 MONEY MARKET FUND (continued)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	Restricted security that has been deemed illiquid. At September 30, 2007, the value of these restricted illiquid securities amounted to approximately $138,998,000 or 1.3% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)

Danske Bank, FRN, 5.47%, 10/22/07	3/16/07	$38,996
Goldman Sachs, FRN, 5.36%, 10/25/07	7/26/07	40,000
Westpac Banking Corp., New York, FRN, 5.78%, 10/9/07	11/21/06	60,000

(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

	COUPON	MATURITY
NAME	RATES	DATES

U.S. Treasury Bonds	2.00% - 12.50%	8/15/14 - 4/15/29
U.S. Treasury Notes	1.88% - 2.00%	1/15/14 - 7/15/15

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

	COUPON	MATURITY
NAME	RATES	DATES

FHLMC	0.00% - 7.50%	10/1/18 - 10/1/37
FNMA	0.00% - 7.50%	10/1/17 - 9/1/37

(5)	The cost for federal income tax purposes was $11,114,098.

Percentages shown based on Net Assets.

At September 30, 2007, the maturity analysis for the Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%

0 - 14 Days	48.1%
15 - 30 Days	24.1
31 - 60 Days	4.8
61 - 90 Days	10.6
91 - 180 Days	7.2
181 - 364 Days	5.2

Total	100.0%
See Notes to the Financial Statements.

MONEY MARKET FUNDS  24 NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

 MUNICIPAL MONEY MARKET FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4%

Alabama - 2.9%
Eutaw IDB PCR Refunding Bonds, Green County Project,
4.16%, 10/1/07	$6,550	$6,550
Homewood Educational Building Authority Revenue VRDB, Series 2007B, Educational Facilities Samford University (MBIA Insured),
3.91%, 10/9/07	22,700	22,700
Jefferson County Obligation School Warrant Revenue Bonds, Series 2005B (AMBAC Insured),
3.88%, 10/9/07	66,300	66,300
Shelby County Limited Obligation Revenue VRDB, Series 2004, School Warrants (AMBAC Insured),
3.87%, 10/9/07	14,335	14,335
Taylor-Ryan Improvement District Number 2, Variable Improvement Bonds, Series 2005 (Wachovia Bank N.A. LOC),
3.90%, 10/9/07	8,180	8,180
University of Alabama Revenue VRDB, Series 2000B, Hospital (AMBAC Insured),
3.86%, 10/9/07	42,500	42,500

		160,565

Alaska - 1.0%
Alaska State Housing Finance Corp. Revenue VRDB, Series 2007C-1, Morgan Keegan Municipal Products, Inc. Various States Trust Receipts (Citigroup, Inc. Gtd.), (1)
3.92%, 10/9/07	40,220	40,220
Anchorage G.O. TANS, Series 2007,
4.25%, 12/28/07	10,000	10,016

		50,236

Arizona - 1.6%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC),
3.89%, 10/9/07	800	800
Phoenix IDA Multifamily Housing Revenue Refunding Bonds, Series 1995, Paradise Lakes Apartments Project (Bank of America N.A. LOC),
3.89%, 10/9/07	22,000	22,000
Phoenix IDA Multifamily Housing Revenue Refunding VRDB, Series 1999, Southwest Village Apartments Project (FNMA Gtd.),
3.88%, 10/9/07	9,900	9,900
Pima County IDA Multifamily Housing Revenue Refunding VRDB, Series 2001, Eastside Place Apartments (FNMA LOC),
3.87%, 10/9/07	1,290	1,290
Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC),
3.86%, 10/9/07	14,900	14,900
Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1)
3.93%, 10/9/07	8,700	8,700
Salt River Project System Revenue Bonds, Eagle Trust Series 20020301 Class A, (1)
3.93%, 10/9/07	8,000	8,000
Scottsdale IDA Revenue VRDB, Series C, Scottsdale Healthcare (FSA Corp. Insured),
3.86%, 10/9/07	2,100	2,100
Sun Devil Energy Center LLC Revenue VRDB, Series 2004, Arizona State University Project (FGIC Insured),
3.85%, 10/9/07	2,000	2,000
Tempe IDA Senior Living Revenue VRDB, Series 2002C, Friendship Village Project (Fortis Bank LOC),
3.89%, 10/9/07	17,705	17,705

		87,395

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  25 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Arkansas - 0.1%
Boone County Hospital Revenue VRDB, North Arkansas Regional Medical Center Project (Bank of America N.A. LOC),
3.87%, 10/9/07	$6,600	$6,600

California - 3.5%
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Series 2004, Thacher Schools,
3.81%, 10/9/07	1,200	1,200
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2004, California Senior Living, Elder Care Alliance (Lloyds TSB Bank LOC),
3.78%, 10/9/07	5,900	5,900
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series A, Elder Care Alliance (Citibank N.A. LOC),
3.78%, 10/9/07	7,800	7,800
Affordable Housing Agency Multifamily Revenue VRDB, Series 2003A, Westridge Hilltop (FNMA Insured),
3.74%, 10/9/07	4,345	4,345
Alameda-Contra Costa Schools COPS VRDB, Series 2002J, Capital Improvement Financing Projects (KBC Bank N.V. LOC),
3.79%, 10/9/07	2,260	2,260
Bay Area Toll Bridge Revenue VRDB, Series C, San Francisco Bay Area Toll Authority (AMBAC Insured),
3.70%, 10/9/07	4,200	4,200
California Communities Note Program TRANS, Series 2007 A-1,
4.50%, 6/30/08	20,000	20,124
California Educational Facilities Authority Pepperdine Revenue Bonds, Series 2005-32, ABN AMRO Munitops Certificate Trust (AMBAC Insured), (1)
3.88%, 10/9/07	12,000	12,000
California Educational Facilities Authority Revenue VRDB, Series 2005B, Pomona College,
3.73%, 10/9/07	400	400
California Infrastructure and Economic Development Bank Revenue VRDB, J Paul Getty Trust, Series B,
3.83%, 10/1/07	1,100	1,100
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-1 (Dexia Credit Local LOC),
3.68%, 10/9/07	7,000	7,000
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-5 (Dexia Credit Local LOC),
3.73%, 10/9/07	4,100	4,100
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-7 (FSA Corp. Insured),
3.73%, 10/9/07	5,055	5,055
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries G-1 (Bank of Nova Scotia LOC),
3.68%, 10/9/07	6,900	6,900
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries G-3 (FSA Corp. Insured),
3.73%, 10/9/07	4,900	4,900
California State Economic Recovery Revenue VRDB, Series 2004C-8 (Lloyds TSB Bank LOC),
3.90%, 10/1/07	1,200	1,200
California State G.O., Citigroup ROCS RR II R-10077 (XLCA Insured), (1)
3.88%, 10/9/07	9,005	9,005
California State G.O., Kindergarten-University, Series 2004A-8 (Citibank N.A. LOC),
3.73%, 10/9/07	3,125	3,125
California State G.O. Puttable Floating Option, Series EC 1068, Merrill P-Floats (AMBAC Insured), (1)
3.95%, 10/9/07	18,420	18,420
California State G.O., Series 2003B-4 Floating Rate Certificates (Bank of New York LOC),
3.73%, 10/9/07	2,500	2,500
See Notes to the Financial Statements.

MONEY MARKET FUNDS  26 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

California - 3.5% – (continued)
California State G.O. VRDB, Series B, Subseries 2005 B-6 (KBC Bank N.V. LOC),
3.90%, 10/1/07	$1,400	$1,400
California Statewide Communities Development Authority COPS, Series 1995, Covenant Retirement Communities (Bank of America N.A. LOC),
3.75%, 10/9/07	200	200
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Gemological Institute (AMBAC Insured),
3.74%, 10/9/07	2,465	2,465
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Senior Living Facility (Bank of New York LOC),
3.75%, 10/9/07	6,300	6,300
California Statewide Communities Development Authority Revenue VRDB, Series 2004L, Kaiser Permanente Project,
3.80%, 10/9/07	8,350	8,350
California Statewide Communities Development Authority Revenue VRDB, Series 2006, Amern Baptist Homes West (Bank of America N.A. LOC),
3.75%, 10/9/07	700	700
California Statewide Communities Development Authority Revenue VRDB, University of San Diego (BNP Paribas LOC),
3.78%, 10/9/07	4,900	4,900
Covina Redevelopment Agency Multifamily Revenue Refunding VRDB, Series 1994A, Shadowhills Apartments (FNMA LOC),
3.74%, 10/9/07	200	200
Los Angeles Convention and Exhibit Center Authority Lease Revenue Refunding VRDB, Series 2003D (AMBAC Insured),
3.73%, 10/9/07	100	100
Los Angeles Multifamily Revenue Refunding VRDB, Series 1991, Mountainback I Apartments Project (FHLMC LOC),
3.76%, 10/9/07	300	300
Los Angeles Unified School District COPS VRDB, Series 2005B, Administration Building Project III (AMBAC Insured),
3.73%, 10/9/07	3,800	3,800
Metropolitan Water District of Southern California Waterworks Revenue Refunding VRDB, Series 2004A2,
3.70%, 10/9/07	4,980	4,980
Metropolitan Water District of Southern California Waterworks Revenue Refunding VRDB, Series 2004C,
3.75%, 10/9/07	9,815	9,815
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series 2005B-2,
3.73%, 10/9/07	1,000	1,000
Orange County Housing Authority Revenue Refunding VRDB, Series 1998I, Oasis Martinique (FNMA Gtd.),
3.75%, 10/9/07	10,800	10,800
Oxnard Financing Authority Lease Revenue VRDB, Civic Center Phase 2 Project (AMBAC Insured),
3.73%, 10/9/07	10,450	10,450
Pleasanton COPS VRDB, Assisted Living Facilities (Citibank N.A. LOC),
3.75%, 10/9/07	100	100
Richmond Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series A, Summit Hilltop (FNMA Gtd.),
3.74%, 10/9/07	1,480	1,480
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C, Tyler Springs Apartments (FNMA Gtd.),
3.74%, 10/9/07	2,050	2,050
San Bernadino County Housing Authority Multifamily Revenue Refunding VRDB, Montclair Heritage Project (FHLB of San Francisco LOC),
3.71%, 10/9/07	1,000	1,000

		191,924

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  27 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Colorado - 2.6%
Arapahoe County Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run (FHLMC LOC),
3.86%, 10/9/07	$9,355	$9,355
Broomfield Urban Renewal Authority Tax Increment Revenue, Series 2005, Event Center Project (BNP Paribas LOC),
3.87%, 10/9/07	9,600	9,600
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC),
4.09%, 10/1/07	9,925	9,925
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC),
3.86%, 10/9/07	200	200
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Pueblo Serra Worship Holdings (Wells Fargo Bank N.A. LOC),
3.88%, 10/9/07	2,000	2,000
Colorado Health Facilities Authority Revenue Bonds, Frasier Meadows Manor Project (JPMorgan Chase Bank LOC),
3.86%, 10/9/07	19,315	19,315
Colorado Health Facilities Authority Revenue Bonds, Series C-1, Christian Living Community (Citibank N.A. LOC),
3.89%, 10/9/07	7,685	7,685
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC),
3.88%, 10/9/07	12,830	12,830
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC),
3.86%, 10/9/07	15,720	15,720
Eagle County Metropolitan District Revenue VRDB, Series 1999B, Eagle Ranch Golf Course Enterprise (Bank of America N.A. LOC),
3.90%, 10/9/07	6,565	6,565
Park Creek Metropolitan District Revenue Bonds, Merrill Lynch P-Floats 157 (Danske Bank Gtd.), (1)(2)
3.68%, 2/14/08	36,995	36,995
Summit County Recreational Facilities Revenue Refunding Bonds, Series 1992, Copper Mountain (Bank of Nova Scotia LOC),
3.91%, 10/9/07	4,680	4,680
Westminster EDA Tax Increment Revenue VRDB, Series 2005, North Huron Urban Renewal Project (Depfa Bank PLC LOC),
3.89%, 10/9/07	10,000	10,000

		144,870

District of Columbia - 0.8%
District of Columbia Revenue VRDB, Series 1999, The Washington Home, Inc. (Wachovia Bank N.A. LOC),
3.88%, 10/9/07	3,575	3,575
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation,
3.87%, 10/9/07	10,100	10,100
District of Columbia Revenue VRDB, Series 2005, Georgetown Day School Issue (SunTrust Bank LOC),
3.87%, 10/9/07	19,000	19,000
District of Columbia Water and Sewer Authority Revenue Bonds, Series 1998, Citibank Eagle Trust 985201 (FSA Corp. Insured), (1)
3.93%, 10/9/07	3,300	3,300
District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1)
3.93%, 10/9/07	7,590	7,590

		43,565

Florida - 7.6%
Brevard County Healthcare Facilities Revenue Refunding VRDB, Series 2003, Health First, Inc. Project (SunTrust Bank LOC),
4.02%, 10/1/07	340	340
Broward County Revenue VRDB, Series 2007, Maimonides Shalom Academy (Comerica Bank LOC),
3.87%, 10/9/07	10,000	10,000
See Notes to the Financial Statements.

MONEY MARKET FUNDS  28 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Florida - 7.6% – (continued)
Charlotte County Utility Revenue Refunding VRDB, Series 2003A (FSA Corp. Insured),
3.87%, 10/9/07	$9,500	$9,500
Dade County Special Obligation Refunding Bonds, Morgan Stanley Floating Rate Trust Certificates, Series 2000-415 (AMBAC Insured), (1)
3.91%, 10/9/07	8,995	8,995
Florida Gas Utility Revenue VRDB, Series 2006, Gas Supply Project Number 2-A-1,
3.90%, 10/9/07	29,200	29,200
Florida Housing Finance Agency Revenue Bonds, Multifamily XX (FNMA Insured),
3.85%, 10/9/07	8,100	8,100
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC),
3.88%, 10/9/07	5,815	5,815
Florida Housing Finance Corp. Revenue Bonds, Merrill Lynch P-Floats 305 (Merrill Lynch & Co., Inc. Gtd.), (1)
4.01%, 10/9/07	17,170	17,170
Florida State Board of Education G.O., Eagle 720050054 - Class A, (1)
3.93%, 10/9/07	7,000	7,000
Florida State Board of Education G.O., Series EC 1049, Merrill P-Floats, (1)
3.97%, 10/9/07	15,895	15,895
Florida State Department of Juvenile Justice Lease Certificates Revenue Bonds, Wachovia MERLOTS Series 2000-OOO (MBIA Insured), (1)
3.92%, 10/9/07	5,160	5,160
Gainesville Utility System Revenue VRDB, Series 2007-A,
3.88%, 10/9/07	30,255	30,255
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series B, Adventist Health (FGIC Insured),
3.84%, 10/9/07	15,000	15,000
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A, Adventist Health System Sunbelt (SunTrust Bank LOC),
3.86%, 10/9/07	17,365	17,365
Highlands County Health Facilities Authority Revenue VRDB, Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC),
3.86%, 10/9/07	31,680	31,680
Highlands County Health Facilities Authority Revenue VRDB, Series 2000A, Adventist Health System Sunbelt (FGIC Insured),
3.86%, 10/9/07	18,950	18,950
Highlands County Health Facilities Authority Revenue VRDB, Series 2003B, Adventist Health System Sunbelt (SunTrust Bank LOC),
3.87%, 10/9/07	10,805	10,805
Jacksonville PCR Refunding Bonds, Series 1995, Florida Power and Light Co. Project,
4.04%, 10/1/07	6,400	6,400
Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC),
3.90%, 10/9/07	4,365	4,365
Lee County IDA Healthcare Facilities Revenue VRDB, Series 2002A, Shell Point Village Project (Bank of America N.A. LOC),
3.90%, 10/9/07	8,405	8,405
Martin County Health Facilities Authority Hospital Revenue Refunding VRDB, Series 2007A, Martin Memorial Medical Center (Wachovia Bank N.A. LOC),
3.80%, 11/15/07	7,930	7,930
Orange County Finance Authority Multifamily Housing Revenue Refunding Bonds, Series 1997, Post Lake Apartments Project (FNMA Colld.),
3.85%, 10/9/07	5,365	5,365
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  29 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Florida - 7.6% – (continued)
Orange County Health Facilities Authority Revenue VRDB, Series 2007, Adventist Long Term Care (SunTrust Bank LOC),
3.86%, 10/9/07	$10,000	$10,000
Orlando and Orange County Expressway Authority Revenue VRDB, Subseries D (AMBAC Insured),
3.83%, 10/9/07	16,640	16,640
Orlando and Orange County Expressway Authority Revenue VRDB, Subseries E (AMBAC Insured),
3.83%, 10/9/07	8,940	8,940
Palm Beach School Board COPS, Series 2013, BB&T Municipal Trust Floaters (AMBAC Insured), (1)
3.90%, 10/9/07	11,185	11,185
Palm Beach School District Sales Tax Revenue CP Notes (Bank of America N.A. LOC),
3.72%, 2/14/08	65,500	65,500
Pinellas County Health Facility Authority Revenue Refunding VRDB, Series A, Bayfront Hospital (SunTrust Bank LOC),
4.02%, 10/1/07	1,000	1,000
Pinellas County Health Facility Authority Revenue Refunding VRDB, Series 2004, Bayfront Project (SunTrust Bank LOC),
4.02%, 10/1/07	14,490	14,490
Polk County IDA Revenue Bonds, Series 2004, Lifepath Hospice Project (SunTrust Bank LOC),
3.87%, 10/9/07	2,700	2,700
Tampa Revenue Refunding VRDB, Series 2007, Volunteers of America (Regions Bank LOC),
3.88%, 10/9/07	12,000	12,000

		416,150

Georgia - 4.7%
Albany-Dougherty County Hospital Authority Revenue Bonds, Series 96, Phoebe Putney Memorial Hospital (AMBAC Insured),
3.86%, 10/9/07	18,045	18,045
Clayton County Development Authority Revenue VRDB, Series 2000A, Delta Airlines Project (General Electric Capital Corp. LOC), (1)
3.92%, 10/9/07	20,400	20,400
Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.),
3.86%, 10/9/07	6,000	6,000
Cobb County G.O. TANS,
4.00%, 12/31/07	10,000	10,011
DeKalb County Housing Authority Multifamily Revenue Refunding Bonds, Series 1988, Wood Hills Apartment Project (Bank of America N.A. LOC),
3.90%, 10/9/07	14,625	14,625
DeKalb County Housing Authority Multifamily Revenue VRDB, Post Brook Project (FNMA Gtd.),
3.83%, 10/9/07	4,300	4,300
DeKalb County Hospital Authority Revenue VRDB, Series 2005, Revenue Anticipation Certificates, DeKalb Medical Center, Inc. Project (SunTrust Bank LOC),
3.87%, 10/9/07	7,900	7,900
Fulco Hospital Authority Revenue Anticipation Certificates, Series 1999, Piedmont Hospital Project (SunTrust Bank LOC),
3.86%, 10/9/07	26,675	26,675
Fulton County Development Authority Revenue Bonds, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC),
3.87%, 10/9/07	8,900	8,900
Georgia State G.O. Bonds, (1) Eagle Trust Series 97C1001,
3.93%, 10/9/07	15,500	15,500
Eagle Trust Series 97C1002,
3.93%, 10/9/07	15,100	15,100
Gordon County Hospital Authority Revenue VRDB, Series 1996-A, Adventist Health Systems Sunbelt Project (SunTrust Bank LOC),
3.99%, 10/9/07	730	730
See Notes to the Financial Statements.

MONEY MARKET FUNDS  30 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Georgia - 4.7% – (continued)
Gwinnett County Multifamily Housing Authority Revenue VRDB, Series 1997, Post Chase Project (FNMA Gtd.),
3.86%, 10/9/07	$1,300	$1,300
Gwinnett County Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.),
3.83%, 10/9/07	6,060	6,060
Gwinnett County Multifamily Housing Revenue VRDB, Series 1998, Post Court Project (FNMA Gtd.),
3.86%, 10/9/07	11,700	11,700
Macon Water and Sewer Authority Revenue Bonds, Series 2004,
3.85%, 10/9/07	9,740	9,740
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue CP Notes VRDB, Series B (Dexia Bank Belgium LOC),
3.62%, 12/6/07	30,000	30,000
Richmond County Authority Revenue Anticipation Certificates, Series 2003, University Health Services, Inc. Project (SunTrust Bank LOC),
3.87%, 10/9/07	8,800	8,800
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 2002, Chambrel Roswell (FNMA Gtd.),
3.86%, 10/9/07	10,000	10,000
Smyrna Housing Authority Multifamily Housing Revenue VRDB, Series 1995, Hills of Post Village Project (FNMA Gtd.),
3.86%, 10/9/07	4,400	4,400
Smyrna Housing Authority Multifamily Housing Revenue VRDB, Series 1996, Gardens Post Village Project (FNMA Gtd.),
3.86%, 10/9/07	8,350	8,350
State of Georgia G.O., Merrill Lynch P-Floats-EC 1019, (1)
3.97%, 10/9/07	11,825	11,825
Thomasville Hospital Authority Revenue Anticipation Certificates, Series 2003, John D. Archibold Memorial Hospital Project (SunTrust Bank LOC),
3.87%, 10/9/07	5,300	5,300
Waleska Downtown Development Authority Revenue VRDB, Reinhardt College Project (Regions Bank LOC),
3.87%, 10/9/07	4,100	4,100

		259,761

Hawaii - 0.1%
Hawaii State G.O. Bonds, Citicorp Eagle Trust 2000-1101 (FGIC Insured), (1)
3.93%, 10/9/07	6,000	6,000

Idaho - 0.2%
Idaho State G.O. TANS, Series 2007,
4.50%, 6/30/08	9,000	9,050

Illinois - 11.2%
Chicago Board of Education G.O., Series A PA 616, School Reform Board (FGIC Insured), (1)
3.99%, 10/9/07	6,705	6,705
Chicago Board of Education G.O. Variable Rate Certificates, Series 2000A, School Reform Board (FGIC Insured), (1)
3.92%, 10/9/07	6,200	6,200
Chicago Board of Education G.O. VRDB, Series D (Depfa Bank PLC LOC),
3.86%, 10/9/07	24,000	24,000
Chicago G.O. Refunding Bonds, Series 1998, Citicorp Eagle Trust 981302 (FSA Corp. Insured), (1)
3.93%, 10/9/07	11,600	11,600
Chicago G.O. Tender Notes, Series 2006 (Bank of America N.A. LOC),
3.52%, 10/11/07	10,000	10,000
Cook County G.O. Floaters, Lehman Municipal Trust Receipts Various States, Series K62W, Regulation D (MBIA Insured), (1)
3.98%, 10/9/07	4,995	4,995
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  31 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Illinois - 11.2% – (continued)
Evanston G.O., Series 2002A, Sherman Plaza,
3.84%, 10/9/07	$17,450	$17,450
Evanston G.O. VRDB, Series 2000A, Maple Street Project,
3.84%, 10/9/07	7,700	7,700
Evanston G.O. VRDB, Series C, Recreation Center Project,
3.84%, 10/9/07	4,300	4,300
Hazel Crest Retirement Center Revenue Bonds, Series 1992A, Waterford Estates Project (Depfa Bank PLC LOC),
3.89%, 10/9/07	9,765	9,765
Illinois Development Finance Authority IDR Bonds, Series 1990B, Tajon Warehouse Project (JPMorgan Chase Bank LOC),
4.01%, 10/9/07	2,225	2,225
Illinois Development Finance Authority Revenue Bonds, Series 2003, Carmel High School Project (Bank of America N.A. LOC),
3.85%, 10/9/07	6,200	6,200
Illinois Development Finance Authority Revenue Bonds, Series 2004, Robert Morris College (JPMorgan Chase Bank LOC),
3.96%, 10/9/07	10,515	10,515
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project (Harris N.A. LOC),
3.90%, 10/9/07	6,105	6,105
Illinois Development Finance Authority Revenue VRDB, Series 1999D1, AMR Pooled Program (Fifth Third Bank LOC),
3.92%, 10/9/07	4,615	4,615
Illinois Development Finance Authority Revenue VRDB, Series 1999D2, AMR Pooled Program (Fifth Third Bank LOC),
3.92%, 10/9/07	7,140	7,140
Illinois Educational Facilities Authority Revenue Bonds, Northwestern University, Macon Trust Variable Rate Certificates Series D, (1)
3.92%, 10/9/07	7,005	7,005
Illinois Educational Facilities Authority Revenue Bonds, Series A, IIT Student Housing (Harris N.A. LOC),
3.85%, 10/9/07	20,095	20,095
Illinois Educational Facilities Authority Revenue Bonds, Series 2002, Aurora University (Fifth Third Bank LOC),
3.96%, 10/9/07	3,300	3,300
Illinois Educational Facilities Authority Revenue VRDB, Series 2001, Concordia University River Project (U.S. Bank N.A. LOC),
4.09%, 10/1/07	8,000	8,000
Illinois Finance Authority Revenue Bonds, Kohl Childrens Museum (Fifth Third Bank LOC),
3.85%, 10/9/07	2,280	2,280
Illinois Finance Authority Revenue Bonds, Series A, All Saints Catholic (Harris N.A. LOC),
3.90%, 10/9/07	11,800	11,800
Illinois Finance Authority Revenue Bonds, Series 2004, Community Action Partnership (Citibank N.A. LOC),
3.88%, 10/9/07	5,860	5,860
Illinois Finance Authority Revenue Bonds, Series 2005, Mercy Alliance Project, Put Opt (Marshall & Ilsley Bank LOC),
3.90%, 10/9/07	14,000	14,000
Illinois Finance Authority Revenue Bonds, Series 2006A, Chicago Christian (Fifth Third Bank LOC),
3.86%, 10/9/07	10,200	10,200
Illinois Finance Authority Revenue Refunding VRDB, Series 2006A, Loyola University Health (JPMorgan Chase Bank LOC),
3.87%, 10/9/07	50,145	50,145
Illinois Finance Authority Revenue VRDB, Landing at Plymouth Place (Bank of America N.A. LOC),
3.86%, 10/9/07	32,500	32,500
Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC),
3.88%, 10/9/07	20,050	20,050
See Notes to the Financial Statements.

MONEY MARKET FUNDS  32 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Illinois - 11.2% – (continued)
Illinois Finance Authority Revenue VRDB, Series 2006B, Loyola University Health System (Harris N.A. LOC),
3.87%, 10/9/07	$36,100	$36,100
Illinois Finance Authority Revenue VRDB, Series 2007-A Notes, Jewish Charities (Harris N.A. LOC),
3.90%, 10/9/07	8,835	8,835
Illinois Finance Authority Revenue VRDB, Series 2007-B, Sedgebrook, Inc. (Fortis Bank LOC),
3.90%, 10/9/07	19,500	19,500
Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC),
3.88%, 10/9/07	15,000	15,000
Illinois Health Facilities Authority Revenue Bonds, Advocate Healthcare Network, Series 2003A,
3.78%, 7/3/08	10,550	10,550
Illinois Metropolitan Water Reclamation District, ABN AMRO Munitops Certificate Trust 2006-29, (1)
3.93%, 10/9/07	10,000	10,000
Illinois Multifamily Finance Authority Revenue VRDB, Series 2005 (AMT), Villagebrook Apartments Project (FHLMC LOC),
3.94%, 10/9/07	4,900	4,900
Illinois State G.O. Bonds, Series 1630, Morgan Stanley Floaters, (1)
3.91%, 10/9/07	12,085	12,085
Illinois State G.O. Bonds, Series 2002, Tax-Exempt Eagle Trust 20021301, Illinois First (FGIC Insured), (1)
3.93%, 10/9/07	5,000	5,000
Illinois State G.O. VRDB, Series 2003B,
3.86%, 10/9/07	29,800	29,800
Illinois State Sales TRB, Salomon Smith Barney Eagle Trust, (1)
3.93%, 10/9/07	5,045	5,045
Illinois State Sales Tax Revenue VRDB, Bank of America Macon Trust Receipts Series C, (1)
3.92%, 10/9/07	3,500	3,500
Illinois State Tollway Highway Revenue Bonds, Series A2, ABN AMRO Munitops Certificate Trust 2006-44 (FSA Corp. Insured), (1)
3.93%, 10/9/07	40,000	40,000
Kane County School District 304 Geneva G.O. Tax Exempt Receipts, Merrill P-Floats PT 4247 (FSA Corp. Insured), (1)
3.95%, 10/9/07	565	565
Lisle Multifamily Housing Authority Revenue Bonds, Ashley of Lisle Project (FHLMC LOC),
3.86%, 10/9/07	20,940	20,940
Metropolitan Pier and Exposition Authority Revenue Bonds, Citicorp Eagle Trust Series 20026001 (MBIA Insured), (1)
3.93%, 10/9/07	10,000	10,000
Normal G.O. VRDB, Series 2003, McLean County Project,
3.91%, 10/9/07	4,750	4,750
Quad Cities Regional EDA Revenue Bonds, Augustana College Project (Harris N.A. LOC),
3.87%, 10/9/07	14,800	14,800
Regional Transportation Authority Revenue Bonds, Citicorp Eagle Trust Series 20001303 (MBIA Insured), (1)
3.93%, 10/9/07	14,510	14,510
Rockford Revenue Bonds, Series 2002, Wesley Willows Obligation (Marshall & Ilsley Bank LOC),
4.03%, 10/1/07	4,985	4,985
Springfield Election Revenue Bonds, Series 2006-2, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1)(2)
3.93%, 10/9/07	14,995	14,995
Warren County Industrial Project Revenue Bonds, Series 2002, Monmouth College Project (Allied Irish Bank LOC),
3.87%, 10/9/07	5,985	5,985

		616,595

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  33 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Indiana - 4.2%
Dearborn County Industrial Economic Development Revenue VRDB, Series 2006, Dearborn County Hospital Project (JPMorgan Chase Bank LOC),
3.86%, 10/9/07	$15,000	$15,000
Fort Wayne Economic Development Revenue VRDB, Series 2004, University of St. Francis (JPMorgan Chase Bank LOC),
3.96%, 10/9/07	2,700	2,700
Huntington Economic Development Revenue Refunding VRDB, Series 2007, Huntington University (National City Bank LOC),
3.91%, 10/9/07	2,000	2,000
Indiana Bond Bank Revenue Notes, Series 2007A, Advanced Funding Program Notes,
4.25%, 1/31/08	35,000	35,068
Indiana Development Finance Authority Industrial Revenue Bonds, Series 1999, Youth Opportunity Center Project (JPMorgan Chase Bank LOC),
3.96%, 10/9/07	1,500	1,500
Indiana Educational Facilities Authority Revenue VRDB, Series 2003, Franklin College (JPMorgan Chase Bank LOC),
4.10%, 10/1/07	2,745	2,745
Indiana Health and Educational Facilities Financing Authority Revenue Refunding VRDB, Series 2006A, Hartsfield Community Village (Harris N.A. LOC),
3.86%, 10/9/07	7,030	7,030
Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Community Hospital LaGrange County (National City Bank LOC),
3.88%, 10/9/07	12,465	12,465
Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Parkview Health Systems (AMBAC Insured), Series 2005A,
3.87%, 10/9/07	28,000	28,000
Series 2005B,
3.87%, 10/9/07	37,590	37,590
Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Series 2007, Marian College Project (JPMorgan Chase Bank LOC),
3.87%, 10/9/07	6,000	6,000
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Project (Bank of America N.A. LOC),
3.88%, 10/9/07	10,624	10,624
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC),
4.10%, 10/1/07	1,400	1,400
Indiana Hospital Equipment Financing Revenue VRDB, Hospital Equipment Program Project (MBIA Insured),
3.88%, 10/9/07	10,510	10,510
Indianapolis Local Public Improvement Bond Bank Revenue VRDB, Series G-3, Waterworks Project (MBIA Insured),
3.85%, 10/9/07	8,300	8,300
Marion Economic Development Revenue VRDB, Wesleyan University Project (Bank of America N.A. LOC),
3.87%, 10/9/07	9,450	9,450
Marshall County Industrial Economic Development Revenue VRDB, Series 2000, Culver Educational Foundation Project (Bank of New York LOC),
3.88%, 10/9/07	22,700	22,700
Terre Haute Industrial Economic Development Revenue Bonds, Series 1985, First Financial Corp. Project (JPMorgan Chase Bank LOC),
3.96%, 10/9/07	500	500
Vincennes University Revenue Bonds, Series 2004G, Student Fees (JPMorgan Chase Bank LOC),
3.88%, 10/9/07	17,905	17,905

		231,487

See Notes to the Financial Statements.

MONEY MARKET FUNDS  34 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Iowa - 0.5%
Iowa Finance Authority Healthcare Facilities Revenue VRDB, Series A3, Iowa Health System (FGIC Insured),
3.87%, 10/9/07	$26,700	$26,700
Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2003, Des Moines University Project (Allied Irish Bank LOC),
4.10%, 10/1/07	800	800
Iowa Higher Education Loan Authority Revenue VRDB, Series 2003, Graceland College (Bank of America N.A. LOC),
3.92%, 10/9/07	1,600	1,600

		29,100

Kansas - 0.7%
Kansas Department of Transportation Highway Revenue Bonds, Citigroup ROCS-RR-II-R-10084, (1)
3.92%, 10/9/07	8,165	8,165
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC),
3.87%, 10/9/07	3,325	3,325
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/ Sunbelt (SunTrust Bank LOC),
3.88%, 10/9/07	1,900	1,900
Olathe Health Facilities Revenue VRDB, Series 2002A, Olathe Medical Center (AMBAC Insured),
4.05%, 10/1/07	4,875	4,875
Olathe Senior Living Facility Revenue VRDB, Series C-1, Catholic Care Campus (Bank of America N.A. LOC),
3.88%, 10/9/07	22,000	22,000

		40,265

Kentucky - 1.6%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC),
3.90%, 10/9/07	11,850	11,850
Henderson County Revenue Refunding Bonds, Murray-Calloway County Public Hospital Project (Branch Banking & Trust Co. LOC),
3.95%, 10/9/07	4,970	4,970
Kentucky Asset Liability Commission General Fund Revenue, Series 2007-A TRANS,
4.50%, 6/26/08	34,000	34,190
Kentucky Public Energy Authority Revenue VRDB, Series A, Gas Supply,
4.11%, 10/1/07	28,300	28,300
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC),
3.90%, 10/9/07	10,784	10,784

		90,094

Louisiana - 3.1%
Ascension Parish IDB Revenue VRDB, Series 2007, IMTT-Geismar Project (SunTrust Bank LOC),
3.87%, 10/9/07	25,000	25,000
East Baton Rouge Parish Sales Tax Revenue VRDB, Series 2006B, Road and Street Improvement (FGIC Insured),
3.86%, 10/9/07	30,300	30,300
Louisiana Environmental Facilities Development Revenue Bonds, Series 2004, Sacred Heart Project (SunTrust Bank LOC),
3.92%, 10/9/07	1,000	1,000
Louisiana Public Facilities Authority Revenue Bonds, Series 1985A, Hospital Equipment Financing and Refunding (JPMorgan Chase Bank LOC),
3.89%, 10/9/07	24,850	24,850
Louisiana Public Facilities Authority Revenue VRDB, Series 2007, International Matex Tank Terminals (SunTrust Bank LOC),
3.87%, 10/9/07	10,000	10,000
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  35 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Louisiana - 3.1% – (continued)
Louisiana State Municipal Natural Gas Purchasing and District Authority Revenue Bonds, Series 1411Q, Putters (JPMorgan Chase and Co. LOC), (1)
3.99%, 10/9/07	$48,197	$48,197
Louisiana State Offshore Terminal Authority Deepwater Revenue Refunding Bonds, Series 1992A, 1st Stage A-Loop, Inc. (SunTrust Bank LOC),
3.92%, 10/9/07	25,000	25,000
Louisiana State Offshore Terminal Authority Deepwater Revenue Refunding Bonds, Series 2003B (JPMorgan Chase Bank LOC),
3.90%, 10/9/07	5,700	5,700

		170,047

Maine - 0.3%
Maine Finance Authority Revenue VRDB, Series 2007-A, Hebron Academy (Fifth Third Bank LOC),
3.87%, 10/9/07	14,700	14,700
South Berwick Educational Revenue VRDB, Series 2000, Berwick Academy Issue (Allied Irish Bank LOC),
3.86%, 10/9/07	3,620	3,620

		18,320

Maryland - 2.9%
Baltimore County Revenue VRDB, Series 2004, Notre Dame Preparatory School (Manufacturers & Traders Trust Co. LOC),
3.89%, 10/9/07	6,560	6,560
Baltimore County Revenue VRDB, Series 2006, Maryvale Preparatory School (Manufacturers & Traders Trust Co. LOC),
3.89%, 10/9/07	4,200	4,200
Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC),
3.89%, 10/9/07	4,900	4,900
Maryland Health and Higher Educational Facilities Authority Revenue Bonds, Series A, Charleston Community (Bank of America N.A. LOC),
3.90%, 10/9/07	3,700	3,700
Maryland Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),
3.89%, 10/9/07	13,800	13,800
Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2003B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),
3.86%, 10/9/07	18,500	18,500
Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC),
3.90%, 10/9/07	19,740	19,740
Montgomery County Housing Opportunities Commission Multifamily Housing Revenue Bonds, Series 1991-A, Oakwood Apartments (FHLMC LOC),
3.88%, 10/9/07	15,320	15,320
State of Maryland G.O., Merrill P-Floats EC-1012, Enhanced Return, (1)
3.97%, 10/9/07	48,075	48,075
State of Maryland G.O., Series 1790 B, JP Morgan Putters, (1)
3.92%, 10/9/07	24,950	24,950

		159,745

Massachusetts - 1.3%
Massachusetts State Development Finance Agency Revenue VRDB, Dana Hall School (Bank of New York LOC),
3.86%, 10/9/07	3,510	3,510
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC),
3.90%, 10/9/07	4,700	4,700
See Notes to the Financial Statements.

MONEY MARKET FUNDS  36 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Massachusetts - 1.3% – (continued)
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy,
3.88%, 10/9/07	$11,000	$11,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2004, Groton School,
3.88%, 10/9/07	7,500	7,500
Massachusetts State Development Finance Agency Revenue VRDB, Series 2005, ISO New England, Inc. (KeyBank N.A. LOC),
3.87%, 10/9/07	4,900	4,900
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 1998-B, Hallmark Health Systems (FSA Corp. Insured),
3.86%, 10/9/07	17,740	17,740
Revere Housing Authority Multifamily Revenue Refunding VRDB, Series 1991-C, Waters Edge Apartment Project (FSA Corp. Insured),
3.89%, 10/9/07	23,990	23,990

		73,340

Michigan - 2.0%
Ann Arbor Michigan Economic Development Corp. Limited Obligation Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC),
3.86%, 10/9/07	3,450	3,450
Avondale School District, Series 2003, Citigroup ROCS RR II R 2047, (1)
3.92%, 10/9/07	6,375	6,375
Detroit Sewage Disposal System Revenue VRDB, Series A, Second Lien (FGIC Insured),
3.85%, 10/9/07	2,200	2,200
Detroit Sewage Disposal System Senior Lien Revenue Refunding Bonds, Series 2001E (FGIC Insured),
3.74%, 7/10/08	20,000	20,000
Farmington Hills Hospital Finance Authority Revenue Bonds, Series 1991, Botsford General Hospital (MBIA Insured),
4.10%, 10/1/07	2,950	2,950
Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC),
3.85%, 10/9/07	1,100	1,100
Grand Rapids Economic Development Corp. Revenue VRDB, Series 2000, Limited Obligation, Holland Home Health (Fifth Third Bank LOC),
3.86%, 10/9/07	9,510	9,510
Jackson County Economic Development Corp. Limited Obligation Revenue VRDB, Series 1984, Thrifty Leoni, Inc. Project (Fifth Third Bank LOC),
3.89%, 10/9/07	1,000	1,000
Macomb County Hospital Finance Authority Revenue Refunding VRDB, Series 2003A-2, Mt. Clemens General (Comerica Bank LOC),
4.08%, 10/1/07	3,700	3,700
Michigan Municipal Bond Authority Revenue Notes, Series 2007 B-2 (Bank of Nova Scotia LOC),
4.50%, 8/20/08	20,000	20,140
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A, Crittenton Hospital (Comerica Bank LOC),
4.08%, 10/1/07	6,600	6,600
Michigan State Hospital Finance Authority Revenue VRDB, Series 1999A, Covenant Retirement (Bank of America N.A. LOC),
3.86%, 10/9/07	430	430
Michigan State Hospital Finance Authority Revenue VRDB, Series 2002, Hospice of Michigan (Fifth Third Bank LOC),
3.88%, 10/9/07	5,600	5,600
Michigan State Strategic Fund Limited Obligation Revenue Bonds, Lansing Saint Vincent Home Project (Comerica Bank Insured),
3.89%, 10/9/07	2,715	2,715
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  37 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Michigan - 2.0% – (continued)
Michigan State Strategic Fund Limited Obligation Revenue Bonds, Leader Dogs for the Blind Project (Comerica Bank LOC),
3.93%, 10/9/07	$2,500	$2,500
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2005A, Holland Home Group (Fifth Third Bank LOC),
3.86%, 10/9/07	10,560	10,560
Wayne Charter County Revenue VRDB, Series 2001, University of Detroit Jesuit Project (Allied Irish Bank LOC),
3.88%, 10/9/07	10,525	10,525

		109,355

Minnesota - 1.5%
Austin Housing and Redevelopment Authority Revenue Bonds, Series 2004A, Cedars of Austin Project (Bank of America N.A. LOC),
4.00%, 10/9/07	4,320	4,320
Duluth EDA Healthcare Facilities Revenue VRDB, Series 1997, Miller-Dwan Medical Center Project (U.S. Bank N.A. LOC),
4.10%, 10/1/07	6,150	6,150
Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC),
3.86%, 10/9/07	5,625	5,625
Minneapolis Revenue VRDB, Series 2000, People Serving People Project (U.S. Bank N.A. LOC),
4.10%, 10/1/07	2,025	2,025
Minnesota Housing Finance Agency Revenue Bonds, Residential Housing Finance, Series 2007A,
3.65%, 3/4/08	10,000	10,000
Minnesota Water PCR Bonds, Series 2002A, Wachovia MERLOTS Series 2003-B06, (1)
3.92%, 10/9/07	9,965	9,965
St. Paul Housing and Redevelopment Authority Revenue Bonds, Series A, Science Museum of Minnesota (U.S. Bank N.A. LOC),
3.90%, 10/9/07	16,700	16,700
State of Minnesota Revenue Bonds, Series 2007-31, Clipper Tax-Exempt Certificate Trust, (1)
3.90%, 10/9/07	25,900	25,900

		80,685

Mississippi - 1.0%
Jackson Redevelopment Authority Revenue Bonds, Series A, Jackson Med Mall Foundation Project (JPMorgan Chase Bank LOC),
3.93%, 10/9/07	3,535	3,535
Mississippi Business Finance Corp. Revenue VRDB, Edgewater Retail Partners (JPMorgan Chase Bank LOC),
3.91%, 10/9/07	17,000	17,000
Mississippi Business Finance Corp. Revenue VRDB, Series 600, Concourse Project (Regions Bank LOC),
3.91%, 10/9/07	2,800	2,800
Mississippi Development Bank Obligation Bonds, Series 04, ABN AMRO Munitops Certificate Trust 2004-40 (FSA Corp. Insured), (1)
3.93%, 10/9/07	19,995	19,995
Mississippi Medical Center Educational Building Corp. Revenue VRDB, Adult Hospital Project (AMBAC Insured),
3.86%, 10/1/07	4,795	4,795
Mississippi Medical Center Educational Building Corp. Revenue VRDB, Series 2004, Pediatric and Research Facilities Project (AMBAC Insured),
3.87%, 10/9/07	5,900	5,900

		54,025

See Notes to the Financial Statements.

MONEY MARKET FUNDS  38 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Missouri - 1.8%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),
4.10%, 10/1/07	$545	$545
Curators University of Missouri Revenue Notes, Series FY-2007-08-A, Capital Project Notes,
4.50%, 6/30/08	25,000	25,144
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC),
3.88%, 10/9/07	10,000	10,000
Missouri State Development Finance Board Infrastructure Facilities Revenue VRDB, Series 2000C, St. Louis Convention Center (U.S. Bank N.A. LOC),
4.10%, 10/1/07	8,200	8,200
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC),
3.90%, 10/9/07	18,845	18,845
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University,
4.08%, 10/1/07	200	200
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2001B, Bethesda Health Group (U.S. Bank N.A. LOC),
4.10%, 10/1/07	8,465	8,465
Platte County IDA Multifamily Housing Revenue Refunding Bonds, Series 1996, Wexford Place Project (FHLMC Gtd.), (1)
3.88%, 10/9/07	7,980	7,980
St. Charles County IDA Revenue Refunding VRDB, Series 1993, Remington Apartments Project (FNMA Gtd.),
3.86%, 10/9/07	10,500	10,500
St. Charles County IDA Revenue Refunding VRDB, Series 1995, Casalon Apartments Project (FNMA Gtd.),
3.86%, 10/9/07	5,570	5,570
St. Louis County IDA Revenue Refunding VRDB, Series 1996-B, Friendship Village South County Project (Bank of America N.A. LOC),
3.90%, 10/9/07	4,725	4,725

		100,174

Nebraska - 0.7%
Omaha Convention Center and Arena, Citigroup Eagle Trust Series 20040009, (1)
3.93%, 10/9/07	8,000	8,000
Omaha Power District Electric Revenue Bonds, ABN AMRO Munitops Certificate Trust 2007-45 (FGIC Insured), (1)(2)
3.93%, 10/9/07	27,495	27,495

		35,495

Nevada - 1.6%
Clark County Economic Development Revenue VRDB, Bishop Gorman High School Project (Allied Irish Bank LOC),
3.85%, 10/9/07	14,800	14,800
Clark County Economic Development Revenue VRDB, Series 2000, Lutheran Secondary School Association Project (Allied Irish Bank LOC),
3.85%, 10/9/07	8,300	8,300
Las Vegas Economic Development Revenue VRDB, Series A, Keep Memory Alive Project (Bank of New York LOC),
3.85%, 10/9/07	65,400	65,400

		88,500

New Hampshire - 0.3%
New Hampshire Business Finance Authority Revenue VRDB, Cottage Hospital Issue (Allied Irish Bank LOC),
3.84%, 10/9/07	2,540	2,540
New Hampshire Health and Educational Facilities Authority Revenue Bonds, Bishop Guertin High School (Allied Irish Bank LOC),
3.95%, 10/9/07	5,765	5,765
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  39 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

New Hampshire - 0.3% – (continued)
New Hampshire Health and Educational Facilities Authority Revenue VRDB, New Hampshire Medical Center (Bank of America N.A. LOC),
3.95%, 10/9/07	$1,475	$1,475
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series A, LRG Healthcare (JPMorgan Chase Bank LOC),
3.90%, 10/9/07	5,850	5,850

		15,630

New Jersey - 1.7%
New Jersey EDA Revenue Refunding VRDB, Class A 2006, Cedar Crest Village, Inc. (Bank of New York LOC),
3.81%, 10/9/07	18,720	18,720
New Jersey EDA Revenue Refunding VRDB, Class B 2006, Cedar Crest Village, Inc. (Bank of New York LOC),
3.81%, 10/9/07	17,000	17,000
New Jersey State TRANS, Series 2008A,
4.50%, 6/24/08	55,000	55,345

		91,065

New Mexico - 0.5%
State of New Mexico TRANS, Series 2007,
4.50%, 6/30/08	25,000	25,142

New York - 0.8%
Metropolitan Transportation Authority of New York Revenue VRDB, Series 2002B, Dedicated Tax Fund (FSA Corp. Insured),
3.80%, 10/9/07	18,800	18,800
Metropolitan Transportation Authority Revenue VRDB, Subseries E-2 2005 (Fortis Bank LOC),
3.80%, 10/9/07	10,900	10,900
New York City Industrial Development Agency Civic Center Revenue VRDB, Sephardic Community Youth Center (Manufacturers & Traders Trust Co. LOC),
3.89%, 10/9/07	3,000	3,000
Suffolk County Industrial Development Agency Civic Facilities Revenue VRDB, Series 2006, St. Anthonys High School Civic (KBC Bank N.V. LOC),
3.88%, 10/9/07	10,600	10,600

		43,300

North Carolina - 1.2%
North Carolina Capital Facilities Finance Agency Educational Revenue VRDB, Series 2007, Rocky Mountain Preparatory School (Branch Banking & Trust Co. LOC),
3.88%, 10/9/07	6,500	6,500
North Carolina Capital Facilities Finance Agency Revenue Bonds, Duke University, Citigroup Eagle 2006-12, (1)
3.93%, 10/9/07	12,000	12,000
North Carolina G.O., Merrill P-Floats EC 1063, (1)
3.97%, 10/9/07	9,785	9,785
North Carolina Medical Care Commission Healthcare Revenue Refunding Bonds, Series 2003-C, First Mortgage Well Spring (Allied Irish Bank LOC),
3.90%, 10/9/07	8,615	8,615
North Carolina Medical Care Commission Healthcare Revenue VRDB, Series C, First Mortgage Pennybyrn Project (Bank of America N.A. LOC),
3.86%, 10/9/07	24,000	24,000
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1)
3.93%, 10/9/07	5,800	5,800

		66,700

Ohio - 1.9%
Akron Income Tax Revenue Bonds, Series 2004A, ABN AMRO Munitops Certificate Trust 2003-37 (FGIC Insured), (1)
3.93%, 10/9/07	3,000	3,000
See Notes to the Financial Statements.

MONEY MARKET FUNDS  40 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Ohio - 1.9% – (continued)
Cuyahoga County Healthcare Facilities Revenue Bonds, McGregor AMASA Stone (KeyBank N.A. LOC),
3.90%, 10/9/07	$13,765	$13,765
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC),
3.88%, 10/9/07	17,400	17,400
Mahoning County Hospital Facilities Revenue VRDB, Series 1997B, Forum Health Obligation Group (MBIA Insured),
3.88%, 10/9/07	200	200
Middletown Hospital Facilities Revenue Bonds, Merrill Lynch P-Floats MT-239 (Merrill Lynch & Co., Inc. Gtd.), (1)
4.01%, 10/9/07	15,495	15,495
Ohio Higher Educational Facilities Revenue VRDB, Series 2007, Marietta College Project (JPMorgan Chase Bank LOC),
3.87%, 10/9/07	6,735	6,735
Ohio Higher Educational Facilities Revenue VRDB, Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC),
3.87%, 10/9/07	13,700	13,700
Ohio Housing Finance Agency Multifamily Revenue VRDB, Series 2002F, Chambrel at Montrose (FNMA LOC),
3.86%, 10/9/07	6,351	6,351
Ohio State G.O. Bonds, Citigroup ROCS Series RR-II-R-4037, (1)
3.92%, 10/9/07	14,475	14,475
Parma Hospital Improvement Revenue VRDB, Series 2006C, Parma Community Hospital (JPMorgan Chase Bank LOC),
3.88%, 10/9/07	9,300	9,300
Summit County Port Authority Revenue Bonds, Series 2005, Lawrence School Project (Fifth Third Bank LOC),
3.86%, 10/9/07	3,475	3,475

		103,896

Oklahoma - 0.7%
Garfield County Industrial Authority PCR Refunding Bonds, Series A, Oklahoma Gas & Electric Co. Project,
3.95%, 10/9/07	17,200	17,200
Oklahoma Development Finance Authority Revenue VRDB, Series 2002C, Continuing Care Community (KBC Bank N.V. LOC),
4.10%, 10/1/07	100	100
Payne County EDA Revenue VRDB, Series 2005B, OSUF Phase 3 Student Project (AMBAC Insured),
3.87%, 10/9/07	7,885	7,885
Tulsa Airports Improvement Variable Rate Certificates Series B2 (MBIA Insured), (1)
3.92%, 10/9/07	14,190	14,190

		39,375

Oregon - 1.8%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Bank of New York LOC),
3.86%, 10/9/07	10,100	10,100
Oregon Health, Housing, Educational and Cultural Facilities Authority Revenue VRDB, Series 95A, Evangelical Lutheran Good Samaritan (U.S. Bank N.A. LOC),
3.89%, 10/9/07	2,800	2,800
Oregon State Department of Transportation Highway Usertax Revenue Bonds, Series 2006-43, ABN AMRO Munitops Certificate Trust, (1)
3.93%, 10/9/07	9,995	9,995
Oregon State Department of Transportation Highway Usertax Revenue VRDB, Series B-1, Sub Lien,
3.83%, 10/9/07	22,500	22,500
Oregon State Department of Transportation Highway Usertax Revenue VRDB, Series 2007 B-1, Sub Lien,
3.82%, 10/9/07	19,800	19,800
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  41 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Oregon - 1.8% – (continued)
Oregon State Facilities Authority Revenue VRDB, Series 2002A, Hazelden Springbrook Project (Allied Irish Bank LOC),
3.87%, 10/9/07	$3,700	$3,700
Oregon State Facilities Authority Revenue VRDB, Series 2005A, Quatama Crossing Housing (FNMA LOC),
3.88%, 10/9/07	30,445	30,445

		99,340

Pennsylvania - 2.7%
Beaver County IDA PCR Refunding VRDB, First Energy Generation (Barclays Bank PLC LOC),
4.06%, 10/1/07	10,000	10,000
Beaver County Revenue VRDB, Series 2007B (FSA Corp. Insured),
3.85%, 10/9/07	15,000	15,000
Emmaus General Authority Revenue VRDB, Subseries 1989-D25, Local Government Revenue Bonds (Depfa Bank PLC LOC),
3.92%, 10/9/07	2,000	2,000
Pennsylvania Economic Development Financing Authority Revenue VRDB, Gertrude Barber Center Project (National City Bank LOC),
3.88%, 10/9/07	5,630	5,630
Pennsylvania Economic Development Financing Authority Treasury Department Hospital Revenue VRDB, Series 2006 A3, Hospital Enhancement Loan Program (National City Bank LOC),
3.88%, 10/9/07	9,760	9,760
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Bonds, Series 2003, Philadelphia Funding Program (AMBAC Insured),
3.87%, 10/9/07	67,050	67,050
Pennsylvania Public School Building Authority Revenue Bonds, Series 2001-30, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1)
3.92%, 10/9/07	5,000	5,000
Philadelphia School District TRANS, Series 2007-A (Bank of America N.A. LOC),
4.50%, 6/27/08	20,000	20,111
Westmoreland County IDA Revenue VRDB, Series C, Retirement Redstone (Bank of Nova Scotia LOC),
3.88%, 10/9/07	13,000	13,000

		147,551

South Carolina - 1.1%
Charleston Waterworks and Sewer Revenue VRDB, Series B, Capital Improvements,
3.87%, 10/9/07	27,200	27,200
Medical University Hospital Authority Revenue VRDB, Series 2005A-5, Austin Variable Certificates (MBIA Insured), (1)
3.92%, 10/9/07	12,230	12,230
Oconee County PCR Refunding VRDB, Series 1993, Duke Energy Corp. (SunTrust Bank LOC),
3.87%, 10/9/07	19,700	19,700

		59,130

Tennessee - 5.7%
Blount County Public Building Authority Revenue VRDB, Local Government Public Improvement Bonds, Series 2004A-9-A (AMBAC Insured),
3.88%, 10/1/07	6,425	6,425
Series 2004A-9-B (AMBAC Insured),
3.88%, 10/1/07	670	670
Series A-4-A,
4.09%, 10/1/07	1,800	1,800
Chattanooga Health Educational and Housing Facility Board Revenue VRDB, Series 2004A, Tennessee Health Program-Cumberland Medical (AmSouth Bank Birmingham LOC),
3.87%, 10/9/07	21,500	21,500
Chattanooga IDB Lease Rent Revenue Bonds, Citicorp Eagle Trust Series 20004202 (AMBAC Insured), (1)
3.93%, 10/9/07	6,000	6,000
See Notes to the Financial Statements.

MONEY MARKET FUNDS  42 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Tennessee - 5.7% – (continued)
Clarksville Public Building Authority G.O. VRDB, Series 2001 (SunTrust Bank LOC),
3.87%, 10/9/07	$5,900	$5,900
Knox County Health Educational and Housing Facilities Board Revenue Bonds, Series 2000, Volunteer Student Housing LLC Project (Allied Irish Bank LOC),
3.86%, 10/9/07	13,055	13,055
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue Refunding Bonds, Richland Place, Inc. Project (SunTrust Bank LOC),
3.87%, 10/9/07	1,000	1,000
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue VRDB, Series 1996A, Adventist Health System (SunTrust Bank LOC),
3.86%, 10/9/07	1,150	1,150
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue VRDB, Series 2002, Ensworth School Project (SunTrust Bank LOC),
3.87%, 10/9/07	3,880	3,880
Metropolitan Government Nashville and Davidson County IDB Multifamily Housing Revenue Refunding VRDB, Series 1989, Graybrook (Societe Generale LOC),
3.89%, 10/9/07	6,710	6,710
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.),
3.87%, 10/9/07	4,125	4,125
Metropolitan Nashville and Davidson County Electric Revenue Bonds, Citicorp Eagle Trust Series 984201, (1)
3.93%, 10/9/07	4,205	4,205
Montgomery County Public Building Authority Pooled Financing Revenue Bonds, Series 2004, Tennessee County Loan Pool (Bank of America N.A. LOC),
4.10%, 10/1/07	8,335	8,335
Municipal Energy Acquisition Corp. Revenue Bonds, Series 1579-2006, Putters (JPMorgan Chase and Co. LOC), (1)
3.94%, 10/9/07	48,775	48,775
Sevier County Public Building Authority, Local Government Public Improvement Revenue Bonds, Series 2000 IV-B-8 (FSA Corp. Insured),
4.10%, 10/1/07	390	390
Sevier County Public Building Authority, Local Government Public Improvement Revenue Bonds, Series 2000 IV-F-2 (AMBAC Insured),
4.10%, 10/1/07	400	400
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Memphis University School Project (SunTrust Bank LOC),
3.87%, 10/9/07	4,400	4,400
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2005, Hutchison School Project (Bank of America N.A. LOC),
3.87%, 10/9/07	9,900	9,900
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series A-1, Gateway Projects (FNMA Gtd.),
3.88%, 10/9/07	5,575	5,575
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2001, Youth Villages (Allied Irish Bank LOC),
3.87%, 10/9/07	1,700	1,700
Sullivan County Health and Educational and Housing Facilities Board Revenue Bonds, Wellmont Health Systems Project (Bank of America N.A. LOC),
3.88%, 10/9/07	26,375	26,375
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  43 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Tennessee - 5.7% – (continued)
Tennergy Corp. Gas Revenue Bonds, Series 1258Q, Putters (JPMorgan Chase and Co. LOC), (1)
3.99%, 10/9/07	$39,745	$39,745
Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1)
3.99%, 10/9/07	84,280	84,280
Tennessee Local Development Authority Revenue BANS, Series 2007A, Student Loan Program,
5.00%, 6/30/08	8,000	8,080

		314,375

Texas - 11.4%
ABN AMRO Munitops Certificate Trust G.O., Series 2007-21 (PSF of Texas Gtd.), (1)(2)
3.70%, 2/15/08	16,010	16,010
Bexar County and Clear Creek Revenue Bonds, Series 2007-28, Clipper Tax-Exempt Certificate Trust, (1)(2)
3.90%, 10/9/07	39,565	39,565
Bexar County Health Facilities Development Corp. Revenue VRDB, Healthcare Chandler Memorial Home (JPMorgan Chase Bank LOC), (1)
3.88%, 10/9/07	2,890	2,890
Canton Independent School District G.O., Series 2007-69, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1)
3.93%, 10/9/07	11,355	11,355
Conroe Independent School District G.O., ABN AMRO Munitops Certificate Trust 2002-1 (PSF of Texas Gtd.), (1)
3.93%, 10/9/07	9,995	9,995
Denton Independent School District G.O., Series 2007-50, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1)
3.93%, 10/9/07	13,700	13,700
Denton Independent School District Variable Rate Certificates, Series 2004C, Piper Jaffray Funding LLC (PSF of Texas Gtd.), (1)
3.93%, 10/9/07	12,705	12,705
El Paso Housing Finance Corp. Variable Certificates, Series 2001E, SFM Revenue (GNMA Gtd.), (1)
3.92%, 10/9/07	6,945	6,945
Floresville Independent School District G.O., Series 2007-61, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1)
3.93%, 10/9/07	30,420	30,420
Grand Prairie Independent School District G.O. VRDB, Building Bonds,
3.76%, 8/1/08	45,000	45,000
Grand Prairie Independent School District G.O. VRDB, Series 2004, School Building,
3.76%, 2/1/08	19,655	19,655
Harris County Revenue TANS,
4.50%, 2/29/08	19,000	19,065
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC),
3.88%, 10/9/07	10,250	10,250
Houston Independent School District G.O. Revenue VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.),
3.75%, 6/16/08	25,000	25,000
Irving Independent School District Revenue VRDB, Series 2004A (PSF of Texas Gtd.),
3.76%, 8/1/08	17,800	17,800
Keller Independent School District G.O., Series 2001-26, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1)
3.92%, 10/9/07	6,350	6,350
La Marque Independent School District G.O., Series 2003, Smith Barney ROCS 1058 (PSF of Texas Gtd.), (1)
3.92%, 10/9/07	8,010	8,010
See Notes to the Financial Statements.

MONEY MARKET FUNDS  44 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Texas - 11.4% – (continued)
Leander Independent School District G.O., ABN AMRO Munitops Certificate Trust Series 2002-16 (PSF of Texas Gtd.), (1)
3.93%, 10/9/07	$11,000	$11,000
North Texas Tollway Authority Revenue VRDB, Series 2005C, Dallas North Tollway System (FGIC Insured),
3.88%, 10/9/07	12,900	12,900
Northside Independent School District School Building Bonds, Series 2002A, ABN AMRO Munitops Certificate Trust 2003-28 (PSF of Texas Gtd.), (1)
3.93%, 10/9/07	9,870	9,870
Northwest Independent School District G.O., Citigroup ROCS RR II R-11220 (PSF of Texas Gtd.), (1)
3.92%, 10/9/07	3,980	3,980
Richmond Higher Education Corp. Revenue VRDB, Series 2003A, Bayou University Project (AMBAC Insured),
3.87%, 10/9/07	5,700	5,700
Rockwall Independent School District G.O. VRDB, Series 2006, School Building (PSF of Texas Gtd.),
3.87%, 10/9/07	16,000	16,000
San Antonio Independent School District G.O., Series 2001B, ABN AMRO Munitops Certificate Trust 2001-29 (PSF of Texas Gtd.), (1)
3.93%, 10/9/07	19,995	19,995
State of Texas G.O., Citigroup Eagle 2006-126 Class A, (1)
3.93%, 10/9/07	51,900	51,900
State of Texas Transportation G.O., Deutsche Bank Spears/ Lifers Trust Various States, (1)
3.93%, 10/9/07	8,100	8,100
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Adventist Long Term Care (SunTrust Bank LOC),
3.86%, 10/9/07	9,610	9,610
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC),
3.86%, 10/9/07	5,215	5,215
Tarrant County Housing Finance Corp. Revenue Bonds, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),
3.86%, 10/9/07	8,545	8,545
Texas City Industrial Development Corp., Wachovia MERLOTS Series 2000-A34, Arco Pipeline Project, (1)
3.92%, 10/9/07	3,865	3,865
Texas Municipal Gas Acquisition and Supply Corp. Revenue Bonds, Merrill P-Floats PT-4249, (1)
4.01%, 10/9/07	49,990	49,990
Texas State Department of Housing and Community Affairs Revenue VRDB, Series 2003, NHP Foundation, Asmara Project (FHLMC LOC),
3.93%, 10/9/07	7,360	7,360
Texas State Transportation Commission Revenue Bonds, Putters Series 1297, (1)
3.92%, 10/9/07	25,975	25,975
Texas State Transportation Commission Revenue VRDB, Series B, First Tier,
3.87%, 10/9/07	44,100	44,100
Texas University Revenue Bonds, Series 2003B, Wachovia MERLOTS Series 2003-B14, (1)
3.92%, 10/9/07	7,765	7,765
University of Texas Permanent Fund Revenue Bonds, Lehman Municipal Trust Receipts Series K60W, Regulation D, (1)
3.93%, 10/9/07	12,000	12,000
University of Texas Permanent University Fund Revenue Bonds, Series 2036, BB&T Municipal Trust, (1)
3.92%, 10/9/07	6,000	6,000
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  45 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Texas - 11.4% – (continued)
Williamson County G.O., ABN AMRO Munitops Certificate Trust Series 2001-22 (FSA Corp. Insured), (1)
3.92%, 10/9/07	$10,395	$10,395

		624,980

Utah - 1.3%
Intermountain Power Agency Supply Revenue Bonds, Citicorp Eagle Trust CR-331 (FSA Corp. Insured), (1)
3.93%, 10/9/07	3,232	3,232
St. George Housing Revenue VRDB, Series A, OK Foundation Projects (FNMA Gtd.),
3.87%, 10/9/07	10,490	10,490
Utah Water Finance Agency Revenue VRDB (AMBAC Insured), Series A-1,
3.87%, 10/9/07	10,845	10,845
Series A-12,
3.87%, 10/9/07	4,600	4,600
Series A-20,
3.90%, 10/9/07	5,000	5,000
Series 2002A2,
3.90%, 10/9/07	3,300	3,300
Series 2002A5,
3.90%, 10/9/07	7,350	7,350
Series 2003A7,
3.90%, 10/9/07	3,300	3,300
Series 2004A9,
3.90%, 10/9/07	15,000	15,000
Series 2005A13,
3.87%, 10/9/07	10,000	10,000

		73,117

Virginia - 1.3%
Alexandria IDA Revenue Refunding VRDB, Series 2005, Goodwin House (Wachovia Bank N.A. LOC),
3.96%, 10/1/07	2,400	2,400
Alexandria IDA Revenue Refunding VRDB, Series 2005, Institute of Defense (AMBAC Insured),
3.86%, 10/9/07	5,000	5,000
Chesapeake Bay Bridge and Tunnel District Revenue Bonds, Wachovia MERLOTS Series 2003A39 (MBIA Insured), (1)
3.92%, 10/9/07	6,040	6,040
Fairfax County Educational Facilities Revenue Bonds, Series 2003, The Madeira School (Bank of America N.A. LOC),
3.90%, 10/9/07	18,600	18,600
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured),
3.98%, 10/9/07	14,510	14,510
Harrisonburg IDA Revenue Refunding Bonds, Series B, Mennonite Retirement (Citibank N.A. LOC),
3.88%, 10/9/07	11,760	11,760
Newport News Redevelopment and Multifamily Housing Revenue Refunding VRDB, Series 2001, Springhouse Apartments Project (FHLMC Gtd.),
3.86%, 10/9/07	13,200	13,200

		71,510

Washington - 3.7%
Bremerton County Revenue Bonds, Series 2003, Kitsap Regional Conference Center Parking (Bank of America N.A. LOC),
3.89%, 10/9/07	2,375	2,375
Energy Northwest Washington Enhanced Return Revenue Bonds, Merrill P-Floats EC-1007, (1)
3.97%, 10/9/07	6,920	6,920
King County G.O. Limited BANS, Series A 2006,
4.00%, 11/1/07	3,415	3,416
King County G.O. Limited BANS, Series B 2006,
4.00%, 11/1/07	7,075	7,078
Seattle Light and Power Revenue Refunding Bonds (FSA Corp. Insured), (1)
Smith Barney ROCS II-R Series 47,
3.92%, 10/9/07	17,920	17,920
Smith Barney ROCS II-R Series 48,
3.92%, 10/9/07	5,995	5,995
See Notes to the Financial Statements.

MONEY MARKET FUNDS  46 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Washington - 3.7% – (continued)
Washington State G.O., Series 1993B, Smith Barney Soc Gen Trust SGB-13, (1)
3.91%, 10/9/07	$20,600	$20,600
Washington State G.O., Series 2004D, ABN AMRO Munitops Certificate Trust Series 2004-13 (AMBAC Insured), (1)
3.93%, 10/9/07	15,000	15,000
Washington State G.O., Wachovia MERLOTS Series 2001-A54, (1)
3.92%, 10/9/07	4,095	4,095
Washington State Health and Education, ABN AMRO Munitops Certificate Trust 2006-90, (1)(2)
3.93%, 10/9/07	11,050	11,050
Washington State Healthcare Facilities Authority Revenue VRDB, Seattle Cancer Care (KeyBank N.A. LOC),
3.96%, 10/9/07	10,585	10,585
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC),
3.90%, 10/9/07	4,255	4,255
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project (KeyBank N.A. LOC),
3.90%, 10/9/07	9,000	9,000
Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC),
3.90%, 10/9/07	2,100	2,100
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding VRDB, Series 1997, Panorama City Project (KeyBank N.A. LOC),
4.08%, 10/1/07	8,365	8,365
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Series B, St. Thomas School Project (Bank of America N.A. LOC),
3.85%, 10/9/07	5,000	5,000
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC),
3.81%, 10/9/07	8,210	8,210
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC),
3.88%, 10/9/07	500	500
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series C, Skyline at First Hill Project (Bank of America N.A. LOC),
3.86%, 10/9/07	41,000	41,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2000, University Prep Academy Project (Bank of America N.A. LOC),
3.92%, 10/9/07	4,000	4,000
Washington State Revenue Bonds, Series 2007-37, Clipper Tax-Exempt Certificate Trust, (1)
3.90%, 10/9/07	14,740	14,740

		202,204

West Virginia - 0.8%
Cabell County Revenue VRDB, Series 2001, Huntington YMCA (JPMorgan Chase Bank LOC),
4.10%, 10/9/07	3,160	3,160
Monongalia County Building Commission Revenue Refunding Bonds, Series 2005B, Monongalia General Hospital Project (JPMorgan Chase Bank LOC),
3.86%, 10/9/07	13,050	13,050
West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A1, Pallottine Health Services, Inc. Project (Fifth Third Bank LOC),
3.87%, 10/9/07	26,815	26,815

		43,025

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  47 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 MUNICIPAL MONEY MARKET FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS - 99.4% – CONTINUED

Wisconsin - 2.2%
State of Wisconsin Operating Notes, Series 2007,
4.50%, 6/16/08	$22,500	$22,617
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 1997, Froedtert Memorial Lutheran Hospital Trust (Marshall & Ilsley Bank LOC),
3.90%, 10/9/07	12,277	12,277
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC),
4.10%, 10/1/07	1,400	1,400
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004C, EastCastle Place, Inc. (Bank of America N.A. LOC),
3.86%, 10/9/07	2,220	2,220
Wisconsin Health and Educational Facilities Authority Revenue Bonds, St. Joseph Community Hospital Project (Marshall & Ilsley Bank LOC),
3.90%, 10/9/07	6,240	6,240
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC),
3.90%, 10/9/07	10,000	10,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2001, Riverview Hospital Association (U.S. Bank N.A. LOC),
4.10%, 10/1/07	4,545	4,545
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002A, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC),
4.10%, 10/1/07	4,665	4,665
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002D, Pooled Financing Program (Marshall & Ilsley Bank LOC),
3.99%, 10/9/07	665	665
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2003B, Wheaton Franciscan Services (U.S. Bank N.A. LOC),
3.87%, 10/9/07	30,000	30,000
Wisconsin School Districts Cash Flow Management Program COPS, Series 2006-B,
4.25%, 11/1/07	10,000	10,006
Wisconsin State Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mercy Health Systems (Marshall & Ilsley Bank LOC),
3.90%, 10/9/07	6,500	6,500
Wisconsin State Health and Educational Facilities Authority Revenue VRDB, Series 2005, National Regency New Berlin Project (Marshall & Ilsley Bank LOC),
4.10%, 10/1/07	6,620	6,620

		117,755

Multiple States Pooled Securities - 0.8%
BB&T Municipal Trust Revenue Bonds, Series 1003 (Branch Banking & Trust Co. LOC), (1)
3.93%, 10/9/07	18,500	18,500
Lehman Brothers Pooled Municipal Trust Receipts, Floating Rate Trust Receipts P10 Regulation D (MBIA Insured), (1)
3.93%, 10/9/07	24,990	24,990

		43,490

Total Municipal Investments

(Cost $5,454,928)		5,454,928
See Notes to the Financial Statements.

MONEY MARKET FUNDS  48 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)

INVESTMENT COMPANIES - 0.3%
AIM Tax-Free Cash Reserve Portfolio	17,250,105	$17,250
Dreyfus Tax-Exempt Cash Management Fund	61,897	62

Total Investment Companies

(Cost $17,312)		17,312

Total Investments - 99.7%

(Cost $5,472,240) (3)		5,472,240
Other Assets less Liabilities - 0.3%		15,705

NET ASSETS - 100.0%		$5,487,945

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	Restricted security that has been deemed illiquid. At September 30, 2007, the value of these restricted illiquid securities amounted to approximately $146,110,000 or 2.7% of net assets. Additional information on these restricted illiquid securities is as follows:

	ACQUISITION AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)

Park Creek Metropolitan District Revenue Bonds (CO), 3.68%, 2/14/08	2/15/07	$36,995
Springfield Election Revenue Bonds (IL), 3.93%, 10/9/07	4/26/07	14,995
Omaha Power District Electric Revenue Bonds (NE), 3.93%, 10/9/07	4/19/07	27,495
ABN AMRO Munitops Certificate Trust G.O. (TX), 3.70%, 2/15/08	2/27/07 - 3/8/07	16,010
Bexar County and Clear Creek Revenue Bonds (TX), 3.90%, 10/9/07	7/13/07 - 9/7/07	39,565
Washington State Health and Education (WA), 3.93%, 10/9/07	1/18/07	11,050

(3)	The cost for federal income tax purposes was $5,472,240.

At September 30, 2007, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS

Air, Water Services & Solid Waste Management	7.3%
Educational Services	12.0
Electric Services, Gas and Combined Utilities	7.4
Executive, Legislative & General Government	26.8
General Medical & Surgical, Nursing and Personal Care	7.9
Health Services and Residential Care	14.6
Urban & Community Development, Housing Programs & Social Services	7.7
All other sectors less than 5%	16.3

Total	100.0%

Percentages shown based on Net Assets.

At September 30, 2007, the maturity analysis for the Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%

0 - 14 Days	88.3%
31 - 60 Days	0.5
61 - 90 Days	0.7
91 - 180 Days	3.9
181 - 364 Days	6.6

Total	100.0%
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  49 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 56.2% (1)

Fannie Mae - 17.3%
FNMA Bonds,
3.38%, 11/9/07	$10,485	$10,465
3.88%, 2/1/08	3,205	3,190
FNMA Discount Notes,
4.89%, 10/26/07	2,989	2,979
4.70%, 11/1/07	16,564	16,497
5.18%, 11/1/07	28,863	28,734
5.07%, 12/7/07	5,000	4,953
5.15%, 12/14/07	3,430	3,394
5.13%, 12/21/07	2,000	1,977
5.11%, 12/28/07	6,093	6,017
4.65%, 1/2/08	10,000	9,880
4.64%, 2/29/08	9,250	9,070
4.62%, 3/12/08	9,800	9,595
5.01%, 5/30/08	10,662	10,303
5.01%, 6/27/08	7,513	7,231
FNMA FRN,
5.04%, 12/28/07	5,000	4,999
FNMA Notes,
3.53%, 10/19/07	16,890	16,879
3.70%, 11/1/07	1,000	999
3.25%, 11/15/07	5,000	4,987
5.25%, 12/3/07	10,000	10,005
4.63%, 1/15/08	2,420	2,415

		164,569

Federal Farm Credit Bank - 6.6%
FFCB Discount Note,
4.83%, 11/2/07	5,000	4,978
FFCB FRN,
5.51%, 10/1/07	12,500	12,497
5.68%, 10/12/07	5,000	5,000
5.38%, 10/19/07	15,000	15,000
5.00%, 10/22/07	5,000	4,999
5.00%, 10/25/07	10,000	10,000
5.00%, 10/27/07	5,000	5,000
5.36%, 11/28/07	5,000	4,998

		62,472

Federal Home Loan Bank - 18.8%
FHLB Bonds,
4.63%, 10/24/07	1,500	1,499
5.25%, 11/2/07	5,000	5,000
5.13%, 2/12/08	5,000	4,998
5.30%, 2/13/08	5,000	5,000
5.25%, 7/10/08	5,000	4,999
FHLB Discount Notes,
4.40%, 10/1/07	9,000	9,000
4.81%, 10/17/07	10,000	9,979
4.52%, 11/21/07	19,000	18,878
4.52%, 11/28/07	32,505	32,268
4.52%, 12/10/07	4,038	4,003
4.52%, 12/12/07	1,500	1,486
4.71%, 12/12/07	10,000	9,906
4.52%, 12/14/07	2,140	2,120
4.52%, 12/19/07	5,144	5,093
4.55%, 12/19/07	17,963	17,784
4.55%, 12/26/07	2,631	2,602
FHLB FRN,
5.20%, 10/10/07	10,000	9,999
5.20%, 10/24/07	10,000	9,997
5.24%, 11/11/07	15,000	15,000
5.33%, 11/30/07	9,000	8,997

		178,608

Freddie Mac - 9.3%
FHLMC Discount Notes,
4.89%, 10/16/07	7,445	7,430
4.73%, 11/19/07	10,000	9,935
5.12%, 12/10/07	15,000	14,851
4.64%, 3/3/08	24,930	24,435
FHLMC Notes,
4.63%, 10/5/07	5,000	5,000
4.71%, 10/11/07	1,500	1,500
4.38%, 11/16/07	10,000	9,989
5.00%, 12/27/07	15,000	14,988

		88,128

See Notes to the Financial Statements.

MONEY MARKET FUNDS  50 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 56.2% (1) – CONTINUED

Overseas Private Investment Corp. - 4.2%
Participation Certificates,
Series 518-2002-406-IG,
5.15%, 10/3/07	$23,623	$23,623
Series 1995-197,
5.15%, 10/3/07	16,507	16,507

		40,130

Total U.S. Government Agencies

(Cost $533,907)		533,907

REPURCHASE AGREEMENTS - 46.6%

(Colld. at a minimum of 102%) (2)

Joint Repurchase Agreements - 9.6%
Morgan Stanley & Co., Inc., dated 9/28/07, repurchase price $40,586
4.00%, 10/1/07	40,573	40,573
Societe Generale - New York Branch, dated 9/28/07, repurchase price $20,293
3.95%, 10/1/07	20,286	20,286
UBS Securities LLC, dated 9/28/07, repurchase price $30,439
3.95%, 10/1/07	30,429	30,429

		91,288

(Colld. at a minimum of 102%) (3)

Repurchase Agreements - 37.0%
Bank of America, N.A., dated 9/28/07, repurchase price $200,085
5.10%, 10/1/07	200,000	200,000
Credit Suisse First Boston Corp., dated 9/28/07, repurchase price $50,021
5.00%, 10/1/07	50,000	50,000
Deutsche Bank Securities, Inc., dated 9/28/07, repurchase price $10,004
5.10%, 10/1/07	10,000	10,000
HSBC Securities (USA), Inc., dated 9/28/07, repurchase price $90,038
5.10%, 10/1/07	90,000	90,000

(Colld. at a minimum of 102%) (3)

Repurchase Agreements - 37.0% – (continued)
Lehman Brothers, Inc., dated 9/28/07, repurchase price $1,264
5.26%, 10/1/07	1,263	1,263

		351,263

Total Repurchase Agreements

(Cost $442,551)		442,551

Total Investments - 102.8%

(Cost $976,458)(4)		976,458
Liabilities less Other Assets - (2.8)%		(27,001)

NET ASSETS - 100.0%		$949,457

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

	COUPON	MATURITY
NAME	RATES	DATES

U.S. Treasury Bonds	2.00% - 12.50%	8/15/14 - 4/15/29
U.S. Treasury Notes	1.88% - 2.00%	1/15/14 - 7/15/15
________________________________________________________________________________

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

	COUPON	MATURITY
NAME	RATES	DATES

FHLMC	4.50% - 7.50%	3/21/11 - 10/1/37
FNMA	0.00% - 7.50%	8/29/08 - 3/1/47
________________________________________________________________________________

(4)	The cost for federal income tax purposes was $976,458.

Percentages shown based on Net Assets.

At September 30, 2007, the maturity analysis for the U.S. Government Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%

0 - 14 Days	53.4%
15 - 30 Days	9.2
31 - 60 Days	16.0
61 - 90 Days	12.4
91 - 180 Days	6.5
181 - 364 Days	2.5

Total	100.0%
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  51 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENTS

 U.S. GOVERNMENT SELECT MONEY MARKET FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 111.2% (1)

Federal Farm Credit Bank - 20.6%
FFCB Discount Notes,
4.40%, 10/1/07	$30,000	$30,000
4.89%, 10/15/07	13,450	13,424
5.15%, 10/19/07	1,615	1,611
FFCB FRN,
5.51%, 10/1/07	30,000	29,993
5.60%, 10/4/07	10,000	10,000
5.68%, 10/12/07	15,000	14,999
5.74%, 10/12/07	7,750	7,756
5.38%, 10/19/07	25,000	25,000
5.00%, 10/22/07	20,000	19,997
5.00%, 10/24/07	10,000	10,000
5.00%, 10/25/07	20,000	19,999
5.00%, 10/27/07	10,000	9,999
5.40%, 11/28/07	10,000	9,997
5.48%, 12/19/07	25,000	25,000

		227,775

Federal Home Loan Bank - 90.6%
FHLB Bonds,
4.00%, 10/22/07	3,000	2,999
4.13%, 10/26/07	27,500	27,481
5.25%, 11/2/07	16,290	16,290
5.25%, 11/5/07	7,000	7,000
5.25%, 11/16/07	25,000	24,999
5.68%, 12/3/07	3,300	3,302
5.25%, 12/12/07	2,580	2,582
5.00%, 12/19/07	3,000	3,001
3.75%, 12/21/07	10,000	9,967
2.50%, 12/28/07	1,250	1,242
5.25%, 1/29/08	10,000	10,000
4.63%, 2/1/08	4,000	3,996
5.13%, 2/12/08	5,000	4,998
5.30%, 2/13/08	25,000	25,000
4.13%, 2/15/08	10,000	9,972
5.30%, 2/25/08	10,000	10,000
5.13%, 2/28/08	5,000	4,997
5.10%, 3/6/08	6,000	5,996
2.75%, 3/14/08	9,235	9,136
5.25%, 7/10/08	10,000	9,998
FHLB Discount Notes,
4.40%, 10/1/07	171,507	171,507
4.42%, 10/1/07	100,000	100,000
4.55%, 10/2/07	100,000	99,987
4.85%, 10/3/07	20,100	20,095
4.64%, 10/5/07	3,700	3,698
4.92%, 10/5/07	20,000	19,989
4.60%, 10/10/07	8,700	8,690
4.63%, 10/10/07	2,440	2,437
5.14%, 10/10/07	20,000	19,974
4.50%, 10/11/07	11,070	11,056
4.58%, 10/12/07	3,250	3,246
4.64%, 10/12/07	6,229	6,220
4.50%, 10/15/07	2,200	2,196
4.73%, 10/16/07	15,000	14,970
4.55%, 10/17/07	1,000	998
4.81%, 10/17/07	20,000	19,957
4.55%, 10/19/07	10,690	10,666
4.62%, 10/19/07	2,480	2,474
5.13%, 10/19/07	3,511	3,502
4.86%, 10/30/07	3,671	3,657
5.12%, 10/31/07	12,600	12,546
5.14%, 11/2/07	10,000	9,954
5.14%, 11/7/07	17,983	17,888
5.11%, 11/8/07	50,000	49,730
5.14%, 11/14/07	10,000	9,937
4.73%, 11/16/07	15,000	14,909
4.72%, 12/12/07	10,000	9,906
5.09%, 12/12/07	15,000	14,847
4.64%, 3/5/08	19,905	19,505
FHLB FRN,
5.20%, 10/10/07	25,000	24,997
5.20%, 10/24/07	15,000	14,995
5.24%, 11/11/07	25,000	25,000
See Notes to the Financial Statements.

MONEY MARKET FUNDS  52 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 111.2% (1) – CONTINUED

Federal Home Loan Bank - 90.6% – (continued)
FHLB Notes,
5.75%, 10/15/07	$4,825	$4,826
4.13%, 10/19/07	39,565	39,550
3.25%, 12/17/07	5,750	5,726
5.25%, 2/13/08	10,000	9,997

		1,002,588

Total U.S. Government Agencies

(Cost $1,230,363)		1,230,363

Total Investments - 111.2%

(Cost $1,230,363) (2)		1,230,363
Liabilities less Other Assets - (11.2)%		(124,266)

NET ASSETS - 100.0%		$1,106,097

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The cost for federal income tax purposes was $1,230,363.

Percentages shown based on Net Assets.

At September 30, 2007, the maturity analysis for the U.S. Government Select Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%

0 - 14 Days	43.8%
15 - 30 Days	20.3
31 - 60 Days	17.9
61 - 90 Days	6.8
91 - 180 Days	10.3
181 - 364 Days	0.9

Total	100.0%
See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT  53 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 NOTES TO THE FINANCIAL STATEMENTS

1 ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2007, the Trust includes 37 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (collectively, the “Funds”) are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for all of the Trust’s money market funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. (“PFPC”) serve as the Trust’s co-administrators, and Northern Fund Distributors, LLC is the Trust’s distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES – The investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) CREDIT ENHANCEMENTS – The California Municipal Money Market and Municipal Money Market Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax. Certain investments owned by the Funds (primarily the California Municipal Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares.

C) REPURCHASE AGREEMENTS – During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.
Each Fund may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds for such services. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements at September 30, 2007, as reflected in their accompanying Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME – Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method. Dividend income is recognized on the ex-dividend date. Certain money market funds receive dividend income from investment companies.

E) EXPENSES – Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated

MONEY MARKET FUNDS  54 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

among the Funds in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS – Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts.

G) FEDERAL INCOME TAXES – No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At March 31, 2007, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration are as follows:

Amounts in thousands	MARCH 31, 2011

U.S. Government Money Market	$15

The Fund in the above table may offset future capital gains with this capital loss carryforward.

At March 31, 2007, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED

	TAX-EXEMPT	ORDINARY
Amounts in thousands	INCOME	INCOME*

California Municipal Money Market	$3,205	$251
Money Market	—	46,397
Municipal Money Market	15,253	429
U.S. Government Money Market	—	3,369
U.S. Government Select Money Market	—	4,008

*	Ordinary income includes taxable market discount income and capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2007, was as follows:

	DISTRIBUTIONS FROM

	TAX-EXEMPT	ORDINARY
Amounts in thousands	INCOME	INCOME*

California Municipal Money Market	$34,073	$181
Money Market	—	484,847
Municipal Money Market	171,855	—
U.S. Government Money Market	—	34,731
U.S. Government Select Money Market	—	46,931

*	Ordinary income includes taxable market discount income and capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2006, was as follows:

	DISTRIBUTIONS FROM

	TAX-EXEMPT	ORDINARY
Amounts in thousands	INCOME	INCOME*

California Municipal Money Market	$21,333	$389
Money Market	—	259,082
Municipal Money Market	105,551	26
U.S. Government Money Market	—	18,997
U.S. Government Select Money Market	—	35,269

*	Ordinary income includes taxable market discount income and capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Funds’ financial statements.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent

NORTHERN FUNDS SEMIANNUAL REPORT  55 MONEY MARKET FUNDS

MONEY MARKET FUNDS

 NOTES TO THE FINANCIAL STATEMENTS (continued)

above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2007, the Funds did not have any outstanding loans. The Funds did not incur any interest expense during the six months ended September 30, 2007.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). For the six months ended September 30, 2007, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

	ANNUAL
	ADVISORY	EXPENSE
	FEES	LIMITATIONS

California Municipal Money Market	0.40%	0.55%
Money Market	0.40%	0.55%
Municipal Money Market	0.40%	0.55%
U.S. Government Money Market	0.40%	0.55%
U.S. Government Select Money Market	0.40%	0.55%

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statements of Assets and Liabilities. The Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

MONEY MARKET FUNDS  56 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

5 CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2007, were as follows:

			PAYMENTS FOR	NET INCREASE
	PROCEEDS FROM	REINVESTMENT	SHARES	(DECREASE) IN
Amounts in thousands*	SHARES SOLD	OF DIVIDENDS	REDEEMED	NET ASSETS

California Municipal Money Market	$3,200,843	$5,407	$(3,250,597)	$(44,347)
Money Market	22,738,434	101,463	(23,141,789)	(301,892)
Municipal Money Market	12,657,918	17,812	(13,058,506)	(382,776)
U.S. Government Money Market	2,765,678	8,862	(2,648,002)	126,538
U.S. Government Select Money Market	2,515,540	8,257	(2,434,876)	88,921

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended March 31, 2007, were as follows:

			PAYMENTS FOR	NET INCREASE
	PROCEEDS FROM	REINVESTMENT	SHARES	(DECREASE) IN
Amounts in thousands*	SHARES SOLD	OF DIVIDENDS	REDEEMED	NET ASSETS

California Municipal Money Market	$7,353,582	$9,065	$(7,113,971)	$248,676
Money Market	45,021,411	172,642	(43,151,512)	2,042,541
Municipal Money Market	26,276,008	32,133	(26,053,362)	254,779
U.S. Government Money Market	4,551,456	14,656	(4,459,924)	106,188
U.S. Government Select Money Market	5,296,309	16,018	(5,428,490)	(116,163)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

6 NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statements and financial disclosures, if any.

NORTHERN FUNDS SEMIANNUAL REPORT  57 MONEY MARKET FUNDS

MONEY MARKET FUNDS

FUND EXPENSES	SEPTEMBER 30, 2007 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2007 through September 30, 2007.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/07 -9/30/07” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

California Municipal Money Market

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.55%	$1,000.00	$1,015.80	$2.78
Hypothetical	0.55%	$1,000.00	$1,022.31	$2.79 **

Money Market

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.55%	$1,000.00	$1,024.40	$2.79
Hypothetical	0.55%	$1,000.00	$1,022.31	$2.79 **

Municipal Money Market

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.55%	$1,000.00	$1,016.10	$2.78
Hypothetical	0.55%	$1,000.00	$1,022.31	$2.79 **

U.S. Government Money Market

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.55%	$1,000.00	$1,023.80	$2.79
Hypothetical	0.55%	$1,000.00	$1,022.31	$2.79 **

U.S. Government Select Money Market

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.55%	$1,000.00	$1,023.50	$2.79
Hypothetical	0.55%	$1,000.00	$1,022.31	$2.79 **

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

MONEY MARKET FUNDS  58 NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2007 (UNAUDITED)

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating rate and variable securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ABAG	Association of Bay Area Governments

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BANS	Bond Anticipation Notes

Colld.	Collateralized

COPS	Certificates of Participation

CP	Commercial Paper

EDA	Economic Development Authority

FFCB	Federal Farm Credit Bank

FGIC	Financial Guaranty Insurance Corp.

FHLB	Federal Home Loan Bank

FHLMC	Freddie Mac

FNMA	Fannie Mae

FRCD	Floating Rate Certificates of Deposit

FRCP	Floating Rate Commercial Paper

FRN	Floating Rate Notes

FSA	Financial Security Assurance

FSB	Federal Savings Bank

GNMA	Government National Mortgage Association

G.O.	General Obligation

Gtd.	Guaranteed

IDA	Industrial Development Authority

IDB	Industrial Development Board

IDR	Industrial Development Revenue

LOC	Letter of Credit

MBIA	Municipal Bond Insurance Association

MERLOTS	Municipal Exempt Receipts - Liquidity Optional Tender

MTN	Medium Term Notes

P-Floats	Puttable Floating Rate Securities

PCR	Pollution Control Revenue

PSF	Permanent School Fund

ROCS	Reset Option Certificates

SFM	Single Family Mortgage

SGB	Societe Generale Bank

Soc Gen	Societe Generale

STARS	Short Term Adjustable Rate Securities

TANS	Tax Anticipation Notes

TRANS	Tax and Revenue Anticipation Notes

TRB	Tax Revenue Bonds

TSB	Trustee Savings Bank

VRDB	Variable Rate Demand Bonds

XLCA	XL Capital Assurance

NORTHERN FUNDS SEMIANNUAL REPORT  59 MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

  PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MONEY MARKET FUNDS  60 NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/ No bank guarantee

2	STATEMENTS OF ASSETS AND LIABILITIES
4	STATEMENTS OF OPERATIONS
6	STATEMENTS OF CHANGES IN NET ASSETS
8	FINANCIAL HIGHLIGHTS
14	SCHEDULES OF INVESTMENTS
	14	BOND INDEX FUND
	34	FIXED INCOME FUND
	39	GLOBAL FIXED INCOME FUND
	41	HIGH YIELD FIXED INCOME FUND
	47	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
	49	U.S. GOVERNMENT FUND
51	NOTES TO THE FINANCIAL STATEMENTS
57	FUND EXPENSES
58	ABBREVIATIONS AND OTHER INFORMATION
60	FOR MORE INFORMATION

NORTHERN FUNDS SEMIANNUAL REPORT   1  FIXED INCOME FUNDS

fixed income funds
STATEMENTS OF ASSETS AND LIABILITIES

	BOND	FIXED
Amounts in thousands,	INDEX	INCOME
except per share data	FUND	FUND

ASSETS:

Investments, at cost	$392,088	$1,293,415

Investments, at value	$393,033	$1,289,568

Cash	361	1,900

Foreign currencies, at value (cost $314)	-	-

Interest income receivable	2,875	8,061

Receivable for securities sold	2,522	109,594

Receivable for fund shares sold	3,400	1,134

Receivable from investment adviser	11	17

Unrealized gain on forward foreign currency exchange contracts	-	-

Prepaid and other assets	19	16

Total Assets	402,221	1,410,290

LIABILITIES:

Unrealized loss on forward foreign currency exchange contracts	-	-

Payable for securities purchased	4,462	261,053

Payable for when-issued securities	32,679	39,017

Payable for fund shares redeemed	5,203	1,766

Distributions to shareholders	288	826

Payable to affiliates:

Investment advisory fees	9	128

Co-administration fees	9	28

Custody and accounting fees	-	-

Transfer agent fees	6	18

Trustee fees	-	5

Accrued other liabilities	14	33

Total Liabilities	42,670	302,874

Net Assets	$359,551	$1,107,416

ANALYSIS OF NET ASSETS:

Capital stock	$359,421	$1,138,631

Accumulated undistributed net investment income (loss)	40	(1,761)

Accumulated undistributed net realized gain (loss)	(855)	(25,607)

Net unrealized appreciation (depreciation)	945	(3,847)

Net Assets	$359,551	$1,107,416

Shares Outstanding ($.0001 par value, unlimited authorization)	36,265	114,331

Net Asset Value, Redemption and Offering Price Per Share:	$9.91	$9.69

  See Notes to the Financial Statements.
FIXED INCOME FUNDS     2     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

		SHORT-
GLOBAL	HIGH YIELD	INTERMEDIATE	U.S.
FIXED INCOME	FIXED INCOME	U.S. GOVERNMENT	GOVERNMENT
FUND	FUND	FUND	FUND

$27,370	$1,834,476	$226,946	$153,584

$29,874	$1,823,248	$227,465	$154,356

8	1,211	8	8

314	-	-	-

308	41,671	1,370	989

-	5,794	15,876	15,544

223	4,383	1,266	180

2	20	4	3

20	-	-	-

5	23	4	4

30,754	1,876,350	245,993	171,084

21	-	-	-

313	3,393	1,610	-

-	11,610	29,830	28,542

-	2,168	19	650

-	2,198	127	82

4	213	23	16

1	46	5	4

2	3	1	1

-	30	3	2

2	5	1	2

12	237	14	28

355	19,903	31,633	29,327

$30,399	$1,856,447	$214,360	$141,757

$27,895	$1,903,165	$220,363	$146,367

(155)	(541)	(11)	405

145	(34,949)	(6,511)	(5,787)

2,514	(11,228)	519	772

$30,399	$1,856,447	$214,360	$141,757

2,722	231,929	21,510	14,524

$11.17	$8.00	$9.96	$9.76

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      3      FIXED INCOME FUNDS

fixed income funds
STATEMENTS OF OPERATIONS

	BOND	FIXED
	INDEX	INCOME
Amounts in thousands	FUND	FUND

INVESTMENT INCOME:

Interest income	$6,870	$30,925

Total Investment Income	6,870	30,925

EXPENSES:

Investment advisory fees	199	3,901

Co-administration fees	199	836

Custody fees	20	67

Accounting fees	17	61

Transfer agent fees	132	557

Registration fees	11	12

Printing fees	10	30

Professional fees	7	20

Trustee fees and expenses	3	9

Shareholder servicing fees	-	1

Other	3	12

Total Expenses	601	5,506

Less expenses reimbursed by investment adviser	(258)	(489)

Less custodian credits	(11)	(2)

Net Expenses	332	5,015

Net Investment Income	6,538	25,910

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	(819)	(17,128)

Foreign currency transactions	-	(29)

Net change in unrealized appreciation (depreciation) on:

Investments	1,815	(2,291)

Forward foreign currency exchange contracts	-	-

Translation of other assets and liabilities denominated in foreign currencies	-	(16)

Net Gains (Losses) on Investments and Foreign Currency	996	(19,464)

Net Increase in Net Assets Resulting from Operations	$7,534	$6,446

     See Notes to the Financial Statements.
FIXED INCOME FUNDS     4     NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

		SHORT-
GLOBAL	HIGH YIELD	INTERMEDIATE	U.S.
FIXED INCOME	FIXED INCOME	U.S. GOVERNMENT	GOVERNMENT
FUND	FUND	FUND	FUND

$540	$73,528	$3,466	$3,745

540	73,528	3,466	3,745

122	6,346	480	497

22	1,360	103	106

31	98	14	15

13	99	17	18

14	906	69	71

9	16	10	9

10	50	10	10

7	33	7	7

3	15	3	3

1	134	-	2

4	18	4	4

236	9,075	717	742

(69)	(859)	(100)	(102)

(1)	(57)	-	(1)

166	8,159	617	639

374	65,369	2,849	3,106

486	(7,028)	(681)	(1,214)

12	-	-	-

464	(44,662)	586	539

(16)	-	-	-

4	-	-	-

950	(51,690)	(95)	(675)

$1,324	$13,679	$2,754	$2,431

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      5      FIXED INCOME FUNDS

fixed income funds
STATEMENTS OF CHANGES IN NET ASSETS

	BOND		FIXED
	INDEX		INCOME
	FUND		FUND

	SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,
Amounts in thousands	2007	2007 (1)	2007	2007

OPERATIONS:

Net investment income	$6,538	$544	$25,910	$40,793

Net realized gains (losses)	(819)	(36)	(17,157)	4,465

Net change in unrealized appreciation (depreciation)	1,815	(870)	(2,307)	10,583

Net Increase (Decrease) in Net Assets Resulting from Operations	7,534	(362)	6,446	55,841

CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from capital share transactions	190,256	169,165	60,319	264,478

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	190,256	169,165	60,319	264,478

DISTRIBUTIONS PAID:

From net investment income	(6,498)	(544)	(26,874)	(42,141)

Total Distributions Paid	(6,498)	(544)	(26,874)	(42,141)

Total Increase (Decrease) in Net Assets	191,292	168,259	39,891	278,178

NET ASSETS:

Beginning of period	168,259	-	1,067,525	789,347

End of period	$359,551	$168,259	$1,107,416	$1,067,525

Accumulated Undistributed Net Investment Income (Loss)	$40	$ -	$(1,761)	$(797)

(1) Commenced investment operations on February 27, 2007.
     See Notes to the Financial Statements.
FIXED INCOME FUNDS     6     NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED) OR FISCAL YEAR ENDED MARCH 31, 2007

				SHORT-
GLOBAL		HIGH YIELD		INTERMEDIATE		U.S.
FIXED INCOME		FIXED INCOME		U.S. GOVERNMENT		GOVERNMENT
FUND		FUND		FUND		FUND

SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,
2007	2007	2007	2007	2007	2007	2007	2007

$374	$791	$65,369	$115,130	$2,849	$5,514	$3,106	$5,979

498	110	(7,028)	4,913	(681)	(212)	(1,214)	(1,103)

452	1,044	(44,662)	36,251	586	1,408	539	2,535

1,324	1,945	13,679	156,294	2,754	6,710	2,431	7,411

(440)	(4,395)	87,772	378,092	87,013	(14,301)	(869)	(15,956)

(440)	(4,395)	87,772	378,092	87,013	(14,301)	(869)	(15,956)

-	(1,258)	(65,381)	(114,756)	(2,859)	(5,544)	(3,114)	(6,009)

-	(1,258)	(65,381)	(114,756)	(2,859)	(5,544)	(3,114)	(6,009)

884	(3,708)	36,070	419,630	86,908	(13,135)	(1,552)	(14,554)

29,515	33,223	1,820,377	1,400,747	127,452	140,587	143,309	157,863

$30,399	$29,515	$1,856,447	$1,820,377	$214,360	$127,452	$141,757	$143,309

$(155)	$(529)	$(541)	$(529)	$(11)	$(1)	$405	$413

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      7     FIXED INCOME FUNDS

fixed income funds
FINANCIAL HIGHLIGHTS

	BOND INDEX FUND

	SIX MONTHS
	ENDED		PERIOD
	SEPT. 30,		ENDED
	2007		MARCH 31,
Selected per share data	(UNAUDITED)		2007 (3)

Net Asset Value, Beginning of Period	$9.94		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.24		0.04

Net realized and unrealized losses	(0.03)		(0.06)

Total from Investment Operations	0.21		(0.02)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.24)		(0.04)

Total Distributions Paid	(0.24)		(0.04)

Net Asset Value, End of Period	$9.91		$9.94

Total Return (1)	2.16%		(0.18)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$359,551		$168,259

Ratio to average net assets of: (2)

Expenses, net of reimbursements and credits	0.25	%(4)	0.25%

Expenses, before reimbursements and credits	0.45%		0.76%

Net investment income, net of reimbursements and credits	4.93%		4.90%

Net investment income, before reimbursements and credits	4.73%		4.39%

Portfolio Turnover Rate	86.84%		36.78%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Commenced investment operations on February 27, 2007.
(4)	The net expense ratio includes custodian credits of approximately $11,000, which represents 0.01% of average net assets for the six months ended September 30, 2007. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
      See Notes to the Financial Statements.
FIXED INCOME FUNDS     8      NORTHERN FUNDS SEMIANNUAL REPORT

	FIXED INCOME FUND
	SIX MONTHS
	ENDED	YEAR	YEAR		YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED		ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,		MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006		2005	2004	2003

Net Asset Value, Beginning of Period	$9.87	$9.73	$9.94		$10.33	$10.23	$9.74

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:

Net investment income	0.23	0.45	0.39		0.38	0.35	0.37

Net realized and unrealized gains (losses)	(0.18)	0.15	(0.17)		(0.30)	0.24	0.52

Total from Investment Operations	0.05	0.60	0.22		0.08	0.59	0.89

LESS DISTRIBUTIONS PAID:

From net investment income (1)	(0.23)	(0.46)	(0.41)		(0.40)	(0.40)	(0.40)

From net realized gains	-	-	(0.02)		(0.07)	(0.09)	-

Total Distributions Paid	(0.23)	(0.46)	(0.43)		(0.47)	(0.49)	(0.40)

Net Asset Value, End of Period	$9.69	$9.87	$9.73		$9.94	$10.33	$10.23

Total Return (2)	0.58%	6.26%	2.17%		0.73%	5.92%	9.27%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,107,416	$1,067,525	$789,347		$759,861	$754,555	$727,738

Ratio to average net assets of: (3)

Expenses, net of reimbursements and credits	0.90%	0.90%	0.90	%(4)	0.90%	0.90%	0.90	%(4)

Expenses, before reimbursements and credits	0.99%	0.99%	0.99%		1.01%	1.04%	1.04%

Net investment income, net of reimbursements and credits	4.65%	4.52%	3.95%		3.71%	3.41%	3.70%

Net investment income, before reimbursements and credits	4.56%	4.43%	3.86%		3.60%	3.27%	3.56%

Portfolio Turnover Rate	380.07%	655.65%	416.25%		198.12%	257.28%	422.89%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $40,000 and $29,000, which represents 0.01% of average net assets for the fiscal years ended March 31, 2006, and 2003, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      9      FIXED INCOME FUNDS

fixed income funds
FINANCIAL HIGHLIGHTS (continued)

	GLOBAL FIXED INCOME FUND
	SIX MONTHS
	ENDED		YEAR	YEAR		YEAR		YEAR	YEAR
	SEPT. 30,		ENDED	ENDED		ENDED		ENDED	ENDED
	2007		MARCH 31,	MARCH 31,		MARCH 31,		MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)		2007	2006		2005		2004	2003

Net Asset Value, Beginning of Period	$10.65		$10.44	$11.33		$11.35		$10.59	$9.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.07		0.29	0.19		0.26		0.33	0.31

Net realized and unrealized gains (losses)	0.45		0.39	(0.84)		0.28		0.98	1.36

Total from Investment Operations	0.52		0.68	(0.65)		0.54		1.31	1.67

LESS DISTRIBUTIONS PAID:

From net investment income (1)	-		(0.47)	(0.24)		(0.56)		(0.55)	(0.21)

Total Distributions Paid	-		(0.47)	(0.24)		(0.56)		(0.55)	(0.21)

Net Asset Value, End of Period	$11.17		$10.65	$10.44		$11.33		$11.35	$10.59

Total Return (2)	4.88%		6.49%	(5.74)%		4.67%		12.54%	18.41%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$30,399		$29,515	$33,223		$42,250		$58,477	$27,746

Ratio to average net assets of: (3)

Expenses, net of reimbursements and credits	1.15	%(4)	1.15%	1.15	%(4)	1.16	%(5)	1.15%	1.15%

Expenses, before reimbursements and credits	1.64%		1.61%	1.47%		1.47%		1.50%	1.64%

Net investment income, net of reimbursements and credits	2.59%		2.52%	2.29%		2.10%		1.98%	3.07%

Net investment income, before reimbursements and credits	2.10%		2.06%	1.97%		1.79%		1.63%	2.58%

Portfolio Turnover Rate	18.89%		47.00%	51.11%		31.88%		43.52%	146.28%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $1,000 and $2,000, which represents 0.01% of average net assets for the six months ended September 30, 2007 and for the fiscal year ended March 31, 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(5)	Expense ratio, net of reimbursements, for the year would have been 1.15% absent the effect of interest expense incurred by the Fund’s temporary borrowings against a line of credit.
     See Notes to the Financial Statements.
FIXED INCOME FUNDS      10      NORTHERN FUNDS SEMIANNUAL REPORT

	HIGH YIELD FIXED INCOME FUND
	SIX MONTHS
	ENDED		YEAR	YEAR		YEAR		YEAR	YEAR
	SEPT. 30,		ENDED	ENDED		ENDED		ENDED	ENDED
	2007		MARCH 31,	MARCH 31,		MARCH 31,		MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)		2007	2006		2005		2004	2003

Net Asset Value, Beginning of Period	$8.24		$8.04	$8.12		$8.27		$7.56	$7.84

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:

Net investment income	0.29		0.59	0.56		0.58		0.66	0.64

Net realized and unrealized gains (losses)	(0.24)		0.20	(0.07)		(0.15)		0.74	(0.28)

Total from Investment Operations	0.05		0.79	0.49		0.43		1.40	0.36

LESS DISTRIBUTIONS PAID:

From net investment income (1)	(0.29)		(0.59)	(0.57)		(0.58)		(0.69)	(0.64)

Total Distributions Paid	(0.29)		(0.59)	(0.57)		(0.58)		(0.69)	(0.64)

Net Asset Value, End of Period	$8.00		$8.24	$8.04		$8.12		$8.27	$7.56

Total Return (2)	0.66%		10.16%	6.23%		5.33%		19.05%	5.10%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,856,447		$1,820,377	$1,400,747		$848,070		$781,622	$388,619

Ratio to average net assets of: (3)

Expenses, net of reimbursements and credits	0.90	%(4)	0.90%	0.90	%(4)	0.90	%(4)	0.90%	0.90%

Expenses, before reimbursements and credits	1.00%		1.00%	1.03%		1.02%		1.04%	1.07%

Net investment income, net of reimbursements and credits	7.21%		7.26%	6.99%		7.02%		7.90%	8.61%

Net investment income, before reimbursements and credits	7.11%		7.16%	6.86%		6.90%		7.76%	8.44%

Portfolio Turnover Rate	29.38%		69.24%	69.82%		87.57%		152.16%	138.79%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $53,000, $73,000 and $72,000, which represents 0.01% of average net assets for the six months ended September 30, 2007 and for the fiscal years ended March 31, 2006, and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      11      FIXED INCOME FUNDS

fixed income funds
FINANCIAL HIGHLIGHTS (continued)

	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$9.99	$9.90	$10.06	$10.48	$10.55	$10.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.21	0.41	0.30	0.21	0.18	0.29

Net realized and unrealized gains (losses)	(0.03)	0.09	(0.15)	(0.35)	0.07	0.51

Total from Investment Operations	0.18	0.50	0.15	(0.14)	0.25	0.80

LESS DISTRIBUTIONS PAID:

From net investment income	(0.21)	(0.41)	(0.31)	(0.22)	(0.20)	(0.31)

From net realized gains	-	-	-	(0.06)	(0.12)	(0.10)

Total Distributions Paid	(0.21)	(0.41)	(0.31)	(0.28)	(0.32)	(0.41)

Net Asset Value, End of Period	$9.96	$9.99	$9.90	$10.06	$10.48	$10.55

Total Return (1)	1.91%	5.19%	1.49%	(1.28)%	2.42%	7.91%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$214,360	$127,452	$140,587	$158,201	$198,956	$186,953

Ratio to average net assets of: (2)

Expenses, net of reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Expenses, before reimbursements	1.05%	1.05%	1.03%	1.04%	1.06%	1.08%

Net investment income, net of reimbursements	4.15%	4.14%	3.01%	2.09%	1.71%	2.58%

Net investment income, before reimbursements	4.00%	3.99%	2.88%	1.95%	1.55%	2.40%

Portfolio Turnover Rate	653.44%	878.94%	370.67%	185.11%	253.35%	232.91%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
     See Notes to the Financial Statements.
FIXED INCOME FUNDS      12      NORTHERN FUNDS SEMIANNUAL REPORT

	U.S. GOVERNMENT FUND
	SIX MONTHS
	ENDED	YEAR	YEAR		YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED		ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,		MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006		2005	2004	2003

Net Asset Value, Beginning of Period	$9.81	$9.71	$9.91		$10.41	$10.54	$10.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.21	0.41	0.33		0.28	0.26	0.36

Net realized and unrealized gains (losses)	(0.05)	0.10	(0.19)		(0.43)	0.02	0.71

Total from Investment Operations	0.16	0.51	0.14		(0.15)	0.28	1.07

LESS DISTRIBUTIONS PAID:

From net investment income	(0.21)	(0.41)	(0.34)		(0.29)	(0.29)	(0.38)

From net realized gains	-	-	-		(0.06)	(0.12)	(0.30)

Total Distributions Paid	(0.21)	(0.41)	(0.34)		(0.35)	(0.41)	(0.68)

Net Asset Value, End of Period	$9.76	$9.81	$9.71		$9.91	$10.41	$10.54

Total Return (1)	1.70%	5.31%	1.37%		(1.39)%	2.78%	10.73%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$141,757	$143,309	$157,863		$204,531	$283,548	$352,415

Ratio to average net assets of: (2)

Expenses, net of reimbursements and credits	0.90%	0.90%	0.90	%(3)	0.90%	0.90%	0.90%

Expenses, before reimbursements and credits	1.05%	1.06%	1.05%		1.03%	1.05%	1.05%

Net investment income, net of reimbursements and credits	4.38%	4.13%	3.34%		2.78%	2.52%	3.38%

Net investment income, before reimbursements and credits	4.23%	3.97%	3.19%		2.65%	2.37%	3.23%

Portfolio Turnover Rate	701.61%	785.03%	386.93%		142.61%	221.88%	177.76%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $16,000, which represents 0.01% of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      13      FIXED INCOME FUNDS

fixed income funds
SCHEDULE OF INVESTMENTS
BOND INDEX FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

ASSET-BACKED SECURITIES - 5.1%

Automotive - 0.3%

AmeriCredit Automobile Receivables
Trust, Series 2005-DA, Class A4,

5.02%, 11/6/12	$100	$100

Capital One Prime Auto Receivables
Trust, Series 2006-2, Class A4,

4.94%, 7/15/12	100	100

Daimler Chrysler Auto Trust,
Series 2006-C, Class A3,
5.02%, 7/8/10	250	250

Ford Credit Auto Owner Trust,
Series 2006-A, Class A4,

5.07%, 12/15/10	200	200

Household Automotive Trust,
Series 2005-3, Class A4,

4.94%, 11/19/12	240	239

Household Automotive Trust,
Series 2006-3, Class A3,

5.28%, 9/17/11	100	100

		989

Commercial Mortgage Services - 4.5%

Banc of America Commercial Mortgage,
Inc., Series 2002-2, Class A3,

5.12%, 7/11/43	190	190

Banc of America Commercial Mortgage,
Inc., Series 2004-5, Class A3,

4.56%, 11/10/41	750	734

Banc of America Commercial Mortgage,
Inc., Series 2007-1, Class A4,

5.45%, 1/15/49	330	326

Bear Stearns Commercial Mortgage
Securities, Inc., Series 2003-T10,
Class A2,

4.74%, 3/13/40	375	365

Bear Stearns Commercial Mortgage
Securities, Series 2003-PWR2,
Class A4,

5.19%, 5/11/39	250	248

Bear Stearns Commercial Mortgage
Securities, Series 2004-PWR4,
Class A3,

5.47%, 6/11/41	500	500

Bear Stearns Commercial Mortgage
Securities, Series 2007-PW17,
Class A4,

5.69%, 6/11/50	500	503

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

ASSET-BACKED SECURITIES - 5.1% – CONTINUED

Commercial Mortgage Services - 4.5% – (continued)

Chase Funding Mortgage Loan Asset-
Backed Certificates, Series 2003-6,
Class 1A7,

4.28%, 9/25/33	$262	$245

Chase Manhattan Bank-First Union
National Bank, Series 1999-1, Class A2,

7.44%, 8/15/31	319	330

Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class A4,

5.23%, 7/15/44	500	495

Commercial Mortgage Acceptance Corp.,
Series 1999-C1, Class A2,

7.03%, 6/15/31	122	125

Commercial Mortgage Pass Through,
Series 2004-LB2A, Class A4,

4.72%, 3/10/39	500	481

Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A4,

5.61%, 2/15/39	500	501

CS First Boston Mortgage Securities
Corp., Series 2002-CKS4, Class A2,

5.18%, 11/15/36	440	439

CS First Boston Mortgage Securities
Corp., Series 2003-C3, Class A5,

3.94%, 5/15/38	300	281

First Union National Bank Commercial
Mortgage, Series 2002-C1, Class A2,

6.14%, 2/12/34	500	519

GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A4,

6.29%, 8/11/33	400	416

GMAC Commercial Mortgage Securities,
Inc., Series 2000-C3, Class A2,

6.96%, 9/15/35	400	421

Greenwich Capital Commercial Funding
Corp., Series 2004-GG1, Class A7,

5.32%, 6/10/36	500	497

Greenwich Capital Commercial Funding
Corp., Series 2005-GG3, Class A2,

4.31%, 8/10/42	300	296

GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4,

4.76%, 7/10/39	500	477

      See Notes to the Financial Statements.
FIXED INCOME FUNDS       14      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

ASSET-BACKED SECURITIES - 5.1% – CONTINUED

Commercial Mortgage Services - 4.5% – (continued)
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2003-C1,
Class A1,

4.28%, 1/12/37	$54	$53

JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP1,
Class A2,

4.63%, 3/15/46	335	332

JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP5,
Class A4,

5.18%, 12/15/44	500	494

JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2006-LDP9,
Class A3,

5.34%, 5/15/47	500	491

JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2007-CB20,
Class A4,

5.79%, 2/12/51	500	502

JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2007-LDPX,
Class A3,

5.42%, 1/15/49	500	493

LB-UBS Commercial Mortgage Trust,
Series 2001-C2, Class A2,

6.65%, 11/15/27	500	526

LB-UBS Commercial Mortgage Trust,
Series 2004-C1, Class A4,

4.57%, 1/15/31	540	515

LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3,

5.35%, 11/15/38	500	493

Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A2,

4.07%, 10/12/41	145	142

Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A2,

4.17%, 8/12/39	300	294

Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4,

5.49%, 3/12/51	500	494

Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3,

6.16%, 7/12/17	500	509

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

ASSET-BACKED SECURITIES - 5.1% – CONTINUED

Commercial Mortgage Services - 4.5% – (continued)

Morgan Stanley Capital I,
Series 2005-HQ7, Class A4,

5.21%, 11/14/42	$520	$513

Morgan Stanley Capital I,
Series 2006-HQ9, Class A4,

5.73%, 7/12/44	594	602

Wachovia Bank Commercial Mortgage
Trust, Series 2004-C11, Class A4,

5.03%, 1/15/41	500	494

Wachovia Bank Commercial Mortgage
Trust, Series 2005-C17, Class A4,

5.08%, 3/15/42	500	487

Wachovia Bank Commercial Mortgage
Trust, Series 2006-C28, Class A4,

5.57%, 10/15/48	500	501

		16,324

Credit Card - 0.3%

Bank One Issuance Trust, Series 2004-A6,
Class A6,

3.94%, 4/16/12	154	152

Capital One Multi-Asset Execution Trust,
Series 2005-A3, Class A3,

4.05%, 3/15/13	200	196

Chase Issuance Trust, Series 2005-A4,
Class A4,

4.23%, 1/15/13	100	98

Citibank Credit Card Issuance Trust,
Series 2003-A10, Class A10,

4.75%, 12/10/15	130	127

Citibank Credit Card Issuance Trust,
Series 2005-A9, Class A9,

5.10%, 11/20/17	170	166

Citibank Credit Card Issuance Trust,
Series 2006-A4, Class A4,

5.45%, 5/10/13	100	102

MBNA Credit Card Master Note Trust,
Series 2006-A1, Class A1,

4.90%, 7/15/11	100	100

		941

Home Equity - 0.0%

Countrywide Asset-Backed Certificates,
Series 2005-11, Class AF3,

4.78%, 2/25/36	150	147

  See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT       15       FIXED INCOME FUNDS

fixed income funds
SCHEDULE OF INVESTMENTS
BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

ASSET-BACKED SECURITIES - 5.1% – CONTINUED

Utilities - 0.0%

Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5,

6.42%, 3/1/15	$100	$105

Total Asset-Backed Securities

(Cost $18,544)		18,506

CORPORATE BONDS - 14.2%

Aerospace/Defense - 0.3%

Boeing (The) Co.,

5.13%, 2/15/13	100	100

6.13%, 2/15/33	35	35

General Dynamics Corp.,

4.25%, 5/15/13	100	94

Lockheed Martin Corp.,

8.50%, 12/1/29	75	95

6.15%, 9/1/36	75	76

Northrop Grumman Corp.,

7.13%, 2/15/11	100	106

7.75%, 2/15/31	25	29

Raytheon Co.,

5.38%, 4/1/13	100	100

United Technologies Corp.,

6.35%, 3/1/11	50	52

6.10%, 5/15/12	100	104

4.88%, 5/1/15	150	145

		936

Agriculture - 0.1%

Altria Group, Inc.,

7.00%, 11/4/13	75	81

Archer-Daniels-Midland Co.,

5.38%, 9/15/35	175	159

Philip Morris,

7.75%, 1/15/27	25	31

Reynolds American, Inc.,

7.63%, 6/1/16	75	80

		351

Auto Manufacturers - 0.2%

DaimlerChrysler North America

Holding Corp.,

7.75%, 1/18/11	75	80

6.50%, 11/15/13	375	389

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Auto Manufacturers - 0.2% – (continued)

8.50%, 1/18/31	$75	$93

		562

Auto Parts & Equipment - 0.0%

Johnson Controls, Inc.,
5.25%, 1/15/11	75	75

Banks - 1.5%

Bank of America Corp.,

5.88%, 2/15/09	175	177

6.25%, 4/15/12	350	363

4.88%, 9/15/12	250	245

5.63%, 10/14/16	100	100

Bank of America N.A.,

5.30%, 3/15/17	675	655

Bank of New York (The) Co., Inc.,

5.13%, 11/1/11	50	50

6.38%, 4/1/12	100	104

BB&T Capital Trust II,

6.75%, 6/7/36	75	77

BB&T Corp.,

5.20%, 12/23/15	200	191

Fifth Third Bancorp,

5.45%, 1/15/17	75	72

Fifth Third Bank,

4.20%, 2/23/10	100	98

HSBC Bank USA N.A.,

4.63%, 4/1/14	125	117

JPMorgan Chase Bank N.A.,

5.88%, 6/13/16	200	200

KeyBank N.A.,

5.45%, 3/3/16	100	97

M&I Marshall & Ilsley Bank,

4.85%, 6/16/15	130	121

Mellon Funding Corp.,

5.00%, 12/1/14	100	95
National City Corp.,

4.90%, 1/15/15	200	189

PNC Bank N.A.,

4.88%, 9/21/17	100	92

Popular North America, Inc.,

4.70%, 6/30/09	100	100
SunTrust Bank,

6.38%, 4/1/11	175	182

     See Notes to the Financial Statements.
FIXED INCOME FUNDS      16      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Banks - 1.5% – (continued)

Union Planters Corp.,

7.75%, 3/1/11	$150	$161

US Bank N.A.,

4.95%, 10/30/14	250	239

Wachovia Corp.,

5.30%, 10/15/11	275	276

5.63%, 10/15/16	300	296

5.75%, 6/15/17	200	201

Wells Fargo & Co.,

4.95%, 10/16/13	200	194

5.00%, 11/15/14	100	96

5.13%, 9/15/16	475	457

5.38%, 2/7/35	50	45

		5,290

Beverages - 0.2%

Anheuser-Busch Cos., Inc.,

4.95%, 1/15/14	175	170

6.45%, 9/1/37	50	52

Bottling Group LLC,

5.50%, 4/1/16	100	100

Coca-Cola Enterprises, Inc.,

7.13%, 8/1/17	50	56

8.50%, 2/1/22	150	185

6.95%, 11/15/26	50	55

PepsiAmericas, Inc.,

4.88%, 1/15/15	50	47

PepsiCo, Inc.,

5.15%, 5/15/12	75	76

		741

Biotechnology - 0.0%

Amgen, Inc., (1) (2)

5.85%, 6/1/17	75	74

6.38%, 6/1/37	50	50

Genentech, Inc.,

4.75%, 7/15/15	50	47

		171

Building Materials - 0.0%

CRH America, Inc.,

6.00%, 9/30/16	100	97

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Chemicals - 0.2%

Dow Chemical (The) Co.,

6.13%, 2/1/11	$175	$180

EI Du Pont de Nemours & Co.,

5.25%, 12/15/16	200	192

Monsanto Co.,

5.50%, 8/15/25	50	46

Praxair, Inc.,

3.95%, 6/1/13	75	70

Rohm & Haas Co.,

6.00%, 9/15/17	50	50

7.85%, 7/15/29	50	57

		595

Commercial Services - 0.1%

McKesson Corp.,

5.70%, 3/1/17	50	49

R.R. Donnelley & Sons Co.,

5.50%, 5/15/15	75	73

Western Union (The) Co.,

5.93%, 10/1/16	75	74

6.20%, 11/17/36	50	48

		244

Computers - 0.1%

Hewlett-Packard Co.,

6.50%, 7/1/12	75	79

IBM Corp.,

4.75%, 11/29/12	75	74

8.38%, 11/1/19	50	61

6.50%, 1/15/28	100	105

		319

Cosmetics/Personal Care - 0.1%

Procter & Gamble Co.,

6.88%, 9/15/09	100	104

4.85%, 12/15/15	83	80

5.80%, 8/15/34	100	99

5.55%, 3/5/37	50	48

		331

Diversified Financial Services - 4.2%

AEP Texas Central Transition Funding LLC,

5.09%, 1/1/12	170	168

American Express Co.,

4.88%, 7/15/13	250	240

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT       17       FIXED INCOME FUNDS

fixed income funds
SCHEDULE OF INVESTMENTS
BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Diversified Financial Services - 4.2% – (continued)

American General Finance Corp.,

4.00%, 3/15/11	$150	$143

5.38%, 10/1/12	275	271

5.75%, 9/15/16	75	73

Ameriprise Financial, Inc.,

5.35%, 11/15/10	100	101

Bear Stearns (The) Cos., Inc.,

4.50%, 10/28/10	100	97

5.30%, 10/30/15	200	187

6.40%, 10/2/17	100	100

Capital One Bank,

5.75%, 9/15/10	150	151

Caterpillar Financial Services Corp.,

4.75%, 2/17/15	275	259

5.85%, 9/1/17	100	101

CIT Group, Inc.,

5.60%, 4/27/11	325	317

5.65%, 2/13/17	100	93

Citigroup, Inc.,

6.50%, 1/18/11	400	416

5.25%, 2/27/12	250	250

5.13%, 5/5/14	200	195

5.00%, 9/15/14	250	241

5.30%, 1/7/16	200	195

5.50%, 2/15/17	225	221

6.00%, 8/15/17	100	102

6.63%, 6/15/32	100	104

6.00%, 10/31/33	100	97

Countrywide Home Loans, Inc.,

4.00%, 3/22/11	125	112

Credit Suisse First Boston USA, Inc.,

4.13%, 1/15/10	100	98

6.13%, 11/15/11	325	335

6.50%, 1/15/12	200	209

5.38%, 3/2/16	75	73

7.13%, 7/15/32	50	56

General Electric Capital Corp.,

3.13%, 4/1/09	325	317

4.88%, 10/21/10	200	200

6.13%, 2/22/11	150	155

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Diversified Financial Services - 4.2% – (continued)

6.00%, 6/15/12	$500	$516

5.45%, 1/15/13	225	227

4.88%, 3/4/15	350	336

5.00%, 1/8/16	100	97

5.63%, 9/15/17	75	75

6.75%, 3/15/32	150	165

Goldman Sachs Group (The), Inc.,

7.80%, 1/28/10	250	263

6.88%, 1/15/11	300	314

6.60%, 1/15/12	100	105

4.75%, 7/15/13	350	334

5.35%, 1/15/16	100	97

5.63%, 1/15/17	200	194

5.95%, 1/15/27	150	142

6.45%, 5/1/36	100	98

6.75%, 10/1/37	90	91

Household Finance Co.,

4.75%, 5/15/09	60	60

Household Finance Corp.,

8.00%, 7/15/10	75	80

6.38%, 10/15/11	550	568

4.75%, 7/15/13	100	95

HSBC Finance Corp.,

5.50%, 1/19/16	200	194

International Lease Finance Corp.,

5.45%, 3/24/11	75	75

5.65%, 6/1/14	200	198

John Deere Capital Corp.,

7.00%, 3/15/12	100	107

JPMorgan Chase & Co.,

6.75%, 2/1/11	450	473

6.63%, 3/15/12	75	79

5.75%, 1/2/13	150	152

5.13%, 9/15/14	125	122

5.15%, 10/1/15	150	144

6.13%, 6/27/17	100	102

Lehman Brothers Holdings, Inc.,

6.63%, 1/18/12	50	52

5.25%, 2/6/12	125	122

    See Notes to the Financial Statements.
FIXED INCOME FUNDS      18       NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Diversified Financial Services - 4.2% – (continued)

6.00%, 7/19/12	$200	$203

4.80%, 3/13/14	400	372

6.20%, 9/26/14	25	25

6.50%, 7/19/17	200	203

Merrill Lynch & Co., Inc.,

4.79%, 8/4/10	100	98

6.05%, 8/15/12	250	256

5.45%, 7/15/14	200	196

6.05%, 5/16/16	200	200

5.70%, 5/2/17	50	49

6.40%, 8/28/17	150	155

6.11%, 1/29/37	150	141

Morgan Stanley,

6.75%, 4/15/11	200	209

5.63%, 1/9/12	250	252

6.60%, 4/1/12	100	104

4.75%, 4/1/14	425	399

5.38%, 10/15/15	100	96

5.45%, 1/9/17	100	96

6.25%, 8/28/17	100	102

National Rural Utilities Cooperative Finance Corp.,

7.25%, 3/1/12	275	293

SLM Corp.,

5.00%, 10/1/13	150	131

Unilever Capital Corp.,

7.13%, 11/1/10	100	106

5.90%, 11/15/32	50	49

		15,089

Electric - 1.0%

American Electric Power Co, Inc.,

5.25%, 6/1/15	150	143

Carolina Power & Light Co.,

5.13%, 9/15/13	300	294

CenterPoint Energy Transition Bond Co.

LLC, Series 2005-A, Class A2,

4.97%, 8/1/14	100	100

Commonwealth Edison Co.,

6.15%, 9/15/17	25	25

Consolidated Edison Co. of New York,

4.88%, 2/1/13	150	146

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Electric - 1.0% – (continued)

Constellation Energy Group, Inc.,

4.55%, 6/15/15	$100	$91

7.60%, 4/1/32	100	112

Detroit Edison (The) Co.,

5.70%, 10/1/37	50	46

Dominion Resources, Inc. of Virginia,

5.15%, 7/15/15	50	48

5.95%, 6/15/35	100	94

DTE Energy Co.,

6.38%, 4/15/33	50	50

Duke Energy Corp.,

5.30%, 10/1/15	100	98

6.45%, 10/15/32	106	109

Exelon Corp.,

5.63%, 6/15/35	75	67

FirstEnergy Corp.,

6.45%, 11/15/11	175	181

Florida Power & Light Co.,

5.65%, 2/1/37	250	235

Florida Power Corp.,

5.80%, 9/15/17	50	50

FPL Group Capital, Inc.,

6.65%, 6/15/67	25	24

Midamerican Energy Holdings Co.,

5.88%, 10/1/12	175	178

6.13%, 4/1/36	100	97

6.50%, 9/15/37 (1) (2)	100	101

Midamerican Funding LLC,

6.93%, 3/1/29	50	54

Nisource Finance Corp.,

5.45%, 9/15/20	100	92

Pacific Gas & Electric Co.,

4.80%, 3/1/14	100	95

6.05%, 3/1/34	200	196

Pacificorp,

6.25%, 10/15/37	50	50

PSEG Power LLC,

5.50%, 12/1/15	175	170

Public Service Co. of Colorado,

4.88%, 3/1/13	125	121

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      19      FIXED INCOME FUNDS

fixed income funds
SCHEDULE OF INVESTMENTS
BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Electric - 1.0% – (continued)

Puget Sound Energy, Inc.,

5.48%, 6/1/35	$25	$22

Southern California Edison Co.,

5.00%, 1/15/14	150	146

6.65%, 4/1/29	50	52

5.55%, 1/15/37	25	23

Southern Power Co.,

6.25%, 7/15/12	100	103

Union Electric Co.,

6.40%, 6/15/17	100	103

Virginia Electric and Power Co.,

6.00%, 1/15/36	50	48

Xcel Energy, Inc.,

6.50%, 7/1/36	100	99

		3,663

Electrical Components & Equipment - 0.0%

Emerson Electric Co.,

4.75%, 10/15/15	100	95

Environmental Control - 0.0%

Waste Management, Inc.,

5.00%, 3/15/14	100	96

WMX Technologies,

7.10%, 8/1/26	25	26

		122

Food - 0.3%

Campbell Soup Co.,

6.75%, 2/15/11	100	105

Conagra Foods, Inc.,

6.75%, 9/15/11	100	105

General Mills, Inc.,

6.00%, 2/15/12	100	102

Heinz (H.J.) Co.,

6.63%, 7/15/11	100	104

Kellogg Co.,

6.60%, 4/1/11	50	52

7.45%, 4/1/31	50	57

Kraft Foods, Inc.,

6.25%, 6/1/12	125	129

6.50%, 8/11/17	150	155

6.50%, 11/1/31	50	49

7.00%, 8/11/37	100	105

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Food - 0.3% – (continued)

Kroger Co.,

6.75%, 4/15/12	$125	$131

5.50%, 2/1/13	75	75

Safeway, Inc.,

5.80%, 8/15/12	75	76

		1,245

Forest Products & Paper - 0.1%

International Paper Co.,

5.30%, 4/1/15	100	97

MeadWestvaco Corp.,

6.85%, 4/1/12	50	52

Weyerhaeuser Co.,

7.50%, 3/1/13	125	132

7.38%, 3/15/32	100	100

		381

Gas - 0.0%

Southern California Gas Co.,

5.75%, 11/15/35	150	142

Southern Union Co.,

8.25%, 11/15/29	25	28

		170

Healthcare — Products - 0.1%

Baxter International, Inc.,

4.63%, 3/15/15	100	94

Johnson & Johnson,

5.55%, 8/15/17	150	152

6.95%, 9/1/29	50	58

		304

Healthcare — Services - 0.2%

Aetna, Inc.,

5.75%, 6/15/11	125	127

Quest Diagnostics, Inc.,

6.40%, 7/1/17	100	101

UnitedHealth Group, Inc.,

5.00%, 8/15/14	100	96

5.38%, 3/15/16	150	146

WellPoint, Inc.,

5.25%, 1/15/16	150	144

5.88%, 6/15/17	100	99

		713

     See Notes to the Financial Statements.
FIXED INCOME FUNDS      20     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Holding Companies – Diversified - 0.0%

Capmark Financial Group, Inc., (1) (2)

6.30%, 5/10/17	$25	$21

Household Products/Wares - 0.1%

Clorox Co.,

5.00%, 1/15/15	75	71

Fortune Brands, Inc.,

5.38%, 1/15/16	100	95

Kimberly-Clark Corp.,

5.00%, 8/15/13	100	98

6.13%, 8/1/17	50	52

		316

Insurance - 0.7%

Ace INA Holdings, Inc.,

6.70%, 5/15/36	50	51

Allstate Corp.,

6.75%, 5/15/18	100	107

5.55%, 5/9/35	50	45

6.50%, 5/15/57	25	24

American International Group, Inc.,

4.95%, 3/20/12	375	368

5.05%, 10/1/15	100	95

Berkshire Hathaway Finance Corp.,

4.85%, 1/15/15	175	168

Chubb Corp.,

6.00%, 5/11/37	50	48

General Electric Global Insurance

Holdings Corp.,

6.45%, 3/1/19	75	78

Genworth Financial, Inc.,

5.75%, 6/15/14	100	100

Hartford Financial Services Group, Inc.,

4.63%, 7/15/13	75	72

5.95%, 10/15/36	75	71

Lincoln National Corp.,

6.05%, 4/20/67	100	96

Marsh & McLennan Cos., Inc.,

5.75%, 9/15/15	70	68

Metlife, Inc.,

5.00%, 6/15/15	175	167

Principal Life Income Funding Trusts,

5.10%, 4/15/14	50	50

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Insurance - 0.7% – (continued)

Progressive (The) Corp.,

6.38%, 1/15/12	$350	$366

Prudential Financial, Inc.,

4.50%, 7/15/13	125	119

5.10%, 9/20/14	40	39

5.75%, 7/15/33	50	46

Travelers Cos. (The), Inc.,

6.25%, 6/15/37	75	72

Travelers Property Casualty Corp.,

5.00%, 3/15/13	100	98

		2,348

Iron/Steel - 0.0%

United States Steel Corp.,

6.05%, 6/1/17	25	24

Machinery – Construction & Mining - 0.0%

Caterpillar, Inc.,

5.70%, 8/15/16	50	50

7.30%, 5/1/31	25	29

		79

Machinery – Diversified - 0.1%

Deere & Co.,

6.95%, 4/25/14	175	190

8.10%, 5/15/30	50	62

		252

Media - 0.9%

AOL Time Warner, Inc.,

6.88%, 5/1/12	100	105

AT&T Broadband,

8.38%, 3/15/13	100	112

CBS Corp.,

5.63%, 8/15/12	250	249

Comcast Cable Communications,

6.75%, 1/30/11	75	78

Comcast Corp.,

5.30%, 1/15/14	150	146

5.85%, 11/15/15	450	446

6.50%, 1/15/17	225	232

COX Communications, Inc.,

7.13%, 10/1/12	100	106

4.63%, 6/1/13	100	94

Disney (The Walt) Co.,

6.38%, 3/1/12	150	157

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     21     FIXED INCOME FUNDS

fixed income funds
SCHEDULE OF INVESTMENTS
BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Media - 0.9% – (continued)

News America, Inc.,

5.30%, 12/15/14	$200	$194

6.40%, 12/15/35	125	121

Time Warner Cable, Inc., (1) (2)

5.85%, 5/1/17	275	267

Time Warner Entertainment Co.,

8.38%, 3/15/23	75	87

Time Warner, Inc.,

5.88%, 11/15/16	475	465

Viacom, Inc.,

6.25%, 4/30/16	250	251

Disney (The Walt) Co.,

5.88%, 12/15/17	100	101

		3,211

Mining - 0.1%

Alcoa, Inc.,

6.00%, 1/15/12	150	153

5.55%, 2/1/17	75	72

		225

Miscellaneous Manufacturing - 0.2%

3M Co.,

5.70%, 3/15/37	75	73

General Electric Co.,

5.00%, 2/1/13	200	198

Honeywell International, Inc.,

6.13%, 11/1/11	50	52

5.30%, 3/15/17	50	49

5.70%, 3/15/36	50	47

5.70%, 3/15/37	75	72

Textron, Inc.,

6.50%, 6/1/12	100	104

		595

Office/Business Equipment - 0.1%

Pitney Bowes, Inc.,

4.63%, 10/1/12	100	98

Xerox Corp.,

5.50%, 5/15/12	50	50

6.75%, 2/1/17	100	102

		250

Oil & Gas - 0.5%

Amerada Hess Corp.,

7.13%, 3/15/33	50	54

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Oil & Gas - 0.5% – (continued)

Anadarko Petroleum Corp.,

5.95%, 9/15/16	$100	$99

Apache Corp.,

5.63%, 1/15/17	150	148

Conoco, Inc.,

6.95%, 4/15/29	150	165

Devon Financing Corp. ULC,

6.88%, 9/30/11	150	158

7.88%, 9/30/31	25	29

Enterprise Products Operating LP,

5.60%, 10/15/14	250	245

6.30%, 9/15/17	85	85

Marathon Oil Corp.,

6.00%, 7/1/12	75	77

Pemex Project Funding Master Trust,

7.38%, 12/15/14	200	220

Valero Energy Corp.,

7.50%, 4/15/32	50	55

6.63%, 6/15/37	175	178

XTO Energy, Inc.,

6.25%, 4/15/13	100	103

6.25%, 8/1/17	125	127

		1,743

Pharmaceuticals - 0.4%

Abbott Laboratories,

5.60%, 5/15/11	100	102

5.88%, 5/15/16	75	76

Bristol-Myers Squibb Co.,

5.25%, 8/15/13	50	50

5.88%, 11/15/36	50	48

Cardinal Health, Inc., (1) (2)

6.00%, 6/15/17	75	75

Eli Lilly & Co.,

5.20%, 3/15/17	125	121

GlaxoSmithKline Capital, Inc.,

4.38%, 4/15/14	100	94

Merck & Co., Inc.,

4.75%, 3/1/15	75	71

5.75%, 11/15/36	50	47

Pfizer, Inc.,

3.30%, 3/2/09	100	98

     See Notes to the Financial Statements.
FIXED INCOME FUNDS      22     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Pharmaceuticals - 0.4% – (continued)

Pharmacia Corp.,

6.60%, 12/1/28	$25	$27

Schering-Plough Corp.,

5.55%, 12/1/13	100	99

6.00%, 9/15/17	100	100

Wyeth,

5.50%, 2/1/14	75	75

5.50%, 2/15/16	100	98

5.95%, 4/1/37	175	169

		1,350

Pipelines - 0.1%

Energy Transfer Partners LP,

6.13%, 2/15/17	150	145

Kinder Morgan Energy Partners LP,

5.13%, 11/15/14	250	238

Southern Natural Gas Co.,

7.35%, 2/15/31	75	78

		461

Real Estate - 0.0%

ERP Operating LP,

6.63%, 3/15/12	100	103

Regency Centers LP,

5.88%, 6/15/17	25	24

		127

Real Estate Investment Trusts - 0.2%

Boston Properties, Inc.,

6.25%, 1/15/13	100	101

Brandywine Operating Partnership LP,

5.70%, 5/1/17	150	140

Health Care Property Investors, Inc.,

6.00%, 1/30/17	50	48

Hospitality Properties Trust,

6.70%, 1/15/18	75	75

HRPT Properties Trust,

6.25%, 6/15/17	75	72

6.65%, 1/15/18	50	49

iStar Financial, Inc.,

5.15%, 3/1/12	120	111

Liberty Property LP,

6.63%, 10/1/17	50	50

Simon Property Group LP,

5.10%, 6/15/15	50	47

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Real Estate Investment Trusts - 0.2% – (continued)

5.25%, 12/1/16	$200	$187

		880

Retail - 0.7%

Costco Wholesale Corp.,

5.50%, 3/15/17	150	147

CVS Caremark Corp.,

5.75%, 8/15/11	100	101

5.75%, 6/1/17	75	73

6.25%, 6/1/27	50	48

Home Depot, Inc.,

5.25%, 12/16/13	75	72

5.40%, 3/1/16	250	234

J.C. Penney Corp., Inc.,

6.38%, 10/15/36	50	47

Lowe’s Cos., Inc.,

5.00%, 10/15/15	150	141

Macys Retail Holdings, Inc.,

5.88%, 1/15/13	100	100

May Department Stores (The) Co.,

5.75%, 7/15/14	150	145

Target Corp.,

5.88%, 3/1/12	300	307

5.38%, 5/1/17	75	72

Wal-Mart Stores, Inc.,

4.55%, 5/1/13	500	482

7.25%, 6/1/13	175	190

5.25%, 9/1/35	175	154

Yum! Brands, Inc.,

6.25%, 4/15/16	50	50

		2,363

Savings & Loans - 0.1%

Golden West Financial Corp.,

4.75%, 10/1/12	75	73

Washington Mutual Bank Henderson

N.V.,

6.88%, 6/15/11	200	207

		280

Software - 0.0%

Oracle Corp. and Ozark Holding, Inc.,

5.25%, 1/15/16	125	122

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT       23      FIXED INCOME FUNDS

fixed income funds
SCHEDULE OF INVESTMENTS
BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Telecommunications - 1.1%

AT&T Corp.,

8.00%, 11/15/31	$165	$201

AT&T Wireless Services, Inc.,

7.88%, 3/1/11	100	108

AT&T, Inc.,

6.80%, 5/15/36	50	54

BellSouth Corp.,

5.20%, 9/15/14	150	146

5.20%, 12/15/16	800	769

Bellsouth Telecommunications,

6.38%, 6/1/28	75	76

Cisco Systems, Inc.,

5.50%, 2/22/16	325	323

Embarq Corp.,

7.08%, 6/1/16	150	155

Motorola, Inc.,

7.63%, 11/15/10	100	106

SBC Communications, Inc.,

5.88%, 2/1/12	100	102

5.10%, 9/15/14	150	145

6.15%, 9/15/34	125	124

Sprint Capital Corp.,

8.38%, 3/15/12	150	165

6.90%, 5/1/19	100	100

Sprint Nextel Corp.,

6.00%, 12/1/16	525	504

Verizon Communications, Inc.,

5.55%, 2/15/16	300	297

Verizon Global Funding Corp.,

6.88%, 6/15/12	200	213

7.75%, 12/1/30	250	289

Verizon Virginia, Inc.,

4.63%, 3/15/13	100	97

		3,974

Textiles - 0.0%

Mohawk Industries, Inc.,

6.13%, 1/15/16	100	100

Transportation - 0.2%

Burlington Northern Santa Fe Corp.,

6.75%, 7/15/11	100	105

6.15%, 5/1/37	100	96

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS - 14.2% – CONTINUED

Transportation - 0.2% – (continued)

CSX Corp.,

6.00%, 10/1/36	$100	$94

6.15%, 5/1/37	100	95

Federal Express Corp.,

9.65%, 6/15/12	75	89

Norfolk Southern Corp.,

5.26%, 9/17/14	200	192

Union Pacific Corp.,

6.50%, 4/15/12	100	104

7.00%, 2/1/16	100	106

		881

Total Corporate Bonds

(Cost $51,783)		51,096

FOREIGN ISSUER BONDS - 4.4%

Banks - 0.9%

Deutsche Bank A.G. London,

6.00%, 9/1/17	225	228

HSBC Holdings PLC,

5.25%, 12/12/12	300	295

Kreditanstalt fuer Wiederaufbau,

4.63%, 1/20/11	350	353

4.75%, 5/15/12	250	251

4.13%, 10/15/14	150	145

4.88%, 1/17/17	200	198

0.00%, 6/29/37	500	101

Landwirtschaftliche Rentenbank,

5.25%, 7/15/11	175	179

5.13%, 2/1/17	300	300

Oesterreichische Kontrollbank A.G.,

4.50%, 3/9/15	250	242

Royal Bank of Canada,

5.65%, 7/20/11	250	256

Royal Bank of Scotland Group PLC,

6.38%, 2/1/11	100	104

5.00%, 11/12/13	125	126

5.00%, 10/1/14	200	193

UBS A.G./Stamford Branch,

5.88%, 7/15/16	300	310

		3,281

     See Notes to the Financial Statements.
FIXED INCOME FUNDS      24      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

FOREIGN ISSUER BONDS - 4.4% – CONTINUED

Beverages - 0.1%

Diageo Capital PLC,

5.13%, 1/30/12	$25	$25

5.50%, 9/30/16	150	146

Diageo Finance BV,

5.50%, 4/1/13	100	99

		270

Building Materials - 0.0%

Lafarge S.A.,

6.50%, 7/15/16	50	51

Chemicals - 0.0%

Potash Corp. of Saskatchewan,

5.88%, 12/1/36	50	46

Diversified Financial Services - 0.2%

ConocoPhillips Canada Funding Co.,

5.63%, 10/15/16	250	249

Credit Suisse Guernsey Ltd.,

5.86%, 5/29/49	150	142

Eksportfinans A/S,

5.50%, 5/25/16	100	103

5.50%, 6/26/17	100	102

UFJ Finance Aruba AEC,

6.75%, 7/15/13	200	207

		803

Electric - 0.1%

Hydro-Quebec,

8.00%, 2/1/13	150	172

Ontario Hydro,

7.45%, 3/31/13	50	56

Scottish Power PLC,

5.38%, 3/15/15	100	98

		326

Insurance - 0.1%

AXA S.A.,

8.60%, 12/15/30	75	89

ING Groep N.V.,

5.78%, 12/29/49	75	71

XL Capital Ltd.,

6.50%, 12/31/49	50	47

		207

Metal Fabricate/Hardware - 0.0%

Norsk Hydro ASA,

7.75%, 6/15/23	100	119

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

FOREIGN ISSUER BONDS - 4.4% – CONTINUED

Mining - 0.2%

Alcan, Inc.,

4.50%, 5/15/13	$100	$95

6.13%, 12/15/33	50	48

BHP Billiton Finance Ltd.,

5.40%, 3/29/17	50	49

BHP Billiton Finance USA Ltd.,

4.80%, 4/15/13	100	98

5.25%, 12/15/15	100	97

Vale Overseas Ltd.,

6.25%, 1/23/17	125	126

6.88%, 11/21/36	125	129

		642

Miscellaneous Manufacturing - 0.0%

Tyco Electronics Group S.A., (1) (2)

7.13%, 10/1/37	50	52

Multi-National - 0.7%

Asian Development Bank/Pasig,

4.13%, 9/15/10	150	149

5.59%, 7/16/18	50	51

European Investment Bank,

5.00%, 2/8/10	100	102

4.00%, 3/3/10	500	496

4.63%, 5/15/14	150	147

4.88%, 1/17/17	400	393

5.13%, 5/30/17	350	351

Inter-American Development Bank,

4.38%, 9/20/12	200	198

3.50%, 7/8/13	200	188

International Bank for Reconstruction & Development,

5.00%, 4/1/16	150	152

4.75%, 2/15/35	25	23

International Finance Corp.,

5.13%, 5/2/11	150	153

4.75%, 4/25/12	25	25

Nordic Investment Bank,

3.88%, 6/15/10	100	98

		2,526

Oil & Gas - 0.3%

Alberta Energy Co. Ltd.,

7.38%, 11/1/31	75	82

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      25      FIXED INCOME FUNDS

fixed income funds
SCHEDULE OF INVESTMENTS
BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

FOREIGN ISSUER BONDS - 4.4% – CONTINUED

Oil & Gas - 0.3% – (continued)

Anadarko Finance Co.,

6.75%, 5/1/11	$50	$52

7.50%, 5/1/31	75	82

Canadian Natural Resources Ltd.,

5.70%, 5/15/17	175	171

6.25%, 3/15/38	50	48

Conoco Funding Co.,

6.35%, 10/15/11	300	313

EnCana Corp.,

6.63%, 8/15/37	75	77

Nexen, Inc.,

7.88%, 3/15/32	75	87

Petro-Canada,

4.00%, 7/15/13	100	92

Suncor Energy, Inc.,

5.95%, 12/1/34	50	48

		1,052

Oil & Gas Services - 0.0%

Weatherford International Ltd.,

5.50%, 2/15/16	50	48

Pharmaceuticals - 0.1%

AstraZeneca PLC,

5.90%, 9/15/17	350	355

Pipelines - 0.1%

Enbridge, Inc.,

5.80%, 6/15/14	75	75

TransCanada PipeLines Ltd.,

5.85%, 3/15/36	125	119

		194

Regional - 0.3%

Province of British Columbia Canada,

4.30%, 5/30/13	100	96

Province of Manitoba Canada,

7.50%, 2/22/10	250	267

Province of Nova Scotia Canada,

5.75%, 2/27/12	100	104

Province of Ontario Canada,

4.38%, 2/15/13	250	242

Province of Quebec Canada,

7.50%, 9/15/29	275	342

		1,051

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

FOREIGN ISSUER BONDS - 4.4% – CONTINUED

Sovereign - 0.7%

Italy Government International Bond,

6.00%, 2/22/11	$425	$444

5.25%, 9/20/16	125	126

5.38%, 6/12/17	150	153

5.38%, 6/15/33	175	170

Republic of Korea,

4.25%, 6/1/13	100	94

Svensk Exportkredit AB,

4.50%, 9/27/10	150	150

Swedish Export Credit,

4.88%, 9/29/11	225	226

United States of Mexico,

8.38%, 1/14/11	100	110

6.38%, 1/16/13	325	342

6.63%, 3/3/15	100	107

8.13%, 12/30/19	150	182

7.50%, 4/8/33	100	119

6.75%, 9/27/34	100	109

		2,332

Telecommunications - 0.6%

British Telecommunications PLC,

8.63%, 12/15/10	100	110

9.13%, 12/15/30	100	132

Deutsche Telekom International
Finance BV,

5.25%, 7/22/13	200	196

5.75%, 3/23/16	225	222

France Telecom S.A.,

7.75%, 3/1/11	300	323

Royal KPN N.V.,

8.00%, 10/1/10	100	108

Telecom Italia Capital S.A.,

5.25%, 11/15/13	150	146

5.25%, 10/1/15	200	190

6.38%, 11/15/33	50	48

Telefonica Emisiones SAU,

6.42%, 6/20/16	350	359

Vodafone Group PLC,

5.00%, 12/16/13	250	240

5.00%, 9/15/15	100	94

5.63%, 2/27/17	50	49

     See Notes to the Financial Statements.
FIXED INCOME FUNDS      26      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

FOREIGN ISSUER BONDS - 4.4% – CONTINUED

Telecommunications - 0.6% – (continued)

6.15%, 2/27/37	$100	$96

		2,313

Transportation - 0.0%

Canadian National Railway Co.,

4.40%, 3/15/13	100	95

6.20%, 6/1/36	25	25

Canadian Pacific Railway Co.,

5.95%, 5/15/37	50	46

		166

Total Foreign Issuer Bonds

(Cost $15,895)		15,834

U.S. GOVERNMENT AGENCIES - 46.8% (3)

Fannie Mae - 22.7%

5.25%, 1/15/09	1,000	1,009

5.13%, 7/13/09	2,000	2,024

7.25%, 1/15/10	500	530

4.75%, 3/12/10	3,000	3,022

6.63%, 11/15/10	1,000	1,063

5.50%, 3/15/11	500	516

6.00%, 5/15/11	500	525

4.63%, 10/15/13	500	497

5.00%, 3/15/16	500	502

5.00%, 5/11/17	1,000	1,001

6.63%, 11/15/30	200	236

5.63%, 7/15/37	1,000	1,051

Pool #255376,

6.00%, 8/1/19	289	293

Pool #255695,

4.50%, 3/1/35	104	103

Pool #256675,

5.00%, 4/1/27	681	656

Pool #256677,

6.00%, 4/1/27	474	476

Pool #256792,

6.50%, 6/1/22	405	413

Pool #357630,

5.00%, 10/1/19	469	460

Pool #720049,

5.50%, 7/1/33	979	962

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 46.8% (3) – CONTINUED

Fannie Mae - 22.7% – (continued)

Pool #722424,

4.35%, 7/1/33	$172	$171

Pool #725185,

5.00%, 2/1/19	508	499

Pool #725425,

5.50%, 4/1/34	954	938

Pool #730811,

4.50%, 8/1/33	958	891

Pool #735222,

5.00%, 2/1/35	503	481

Pool #735358,

5.50%, 2/1/35	1,468	1,441

Pool #735502,

6.00%, 4/1/35	289	290

Pool #745754,

5.00%, 9/1/34	3,936	3,768

Pool #747383,

5.50%, 10/1/33	1,404	1,379

Pool #766083,

4.65%, 2/1/34	84	83

Pool #773287,

4.37%, 3/1/35	221	218

Pool #790406,

6.00%, 9/1/34	1,039	1,043

Pool #793666,

5.50%, 9/1/34	881	865

Pool #795136,

4.96%, 10/1/34	134	133

Pool #796250,

5.50%, 11/1/34	768	753

Pool #799999,

4.75%, 11/1/34	146	144

Pool #805043,

3.82%, 12/1/34	310	304

Pool #805159,

4.78%, 1/1/35	185	184

Pool #807701,

4.50%, 12/1/19	516	497

Pool #811944,

4.50%, 1/1/20	795	766

Pool #815639,

4.97%, 6/1/35	112	111

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      27      FIXED INCOME FUNDS

fixed income funds
SCHEDULE OF INVESTMENTS
BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 46.8% (3) – CONTINUED

Fannie Mae - 22.7% – (continued)

Pool #817795,

6.00%, 8/1/36	$1,041	$1,043

Pool #820998,

4.00%, 4/1/35	291	283

Pool #821912,

4.93%, 6/1/35	388	385

Pool #822455,

4.64%, 4/1/35	328	325

Pool #826057,

5.00%, 7/1/35	807	771

Pool #826368,

5.10%, 7/1/35	199	198

Pool #831676,

6.50%, 8/1/36	468	476

Pool #832628,

5.50%, 9/1/20	363	362

Pool #835517,

4.97%, 8/1/35	182	178

Pool #840577,

5.00%, 10/1/20	306	300

Pool #844909,

4.50%, 10/1/20	488	470

Pool #846600,

5.16%, 1/1/36	398	397

Pool #850614,

5.48%, 1/1/36	337	337

Pool #863759,

4.00%, 12/1/20	398	374

Pool #864435,

4.50%, 12/1/20	1,230	1,185

Pool #866109,

5.14%, 12/1/35	127	127

Pool #871135,

6.00%, 1/1/37	716	717

Pool #884125,

5.39%, 6/1/36	55	56

Pool #884720,

5.43%, 8/1/36	286	287

Pool #885769,

6.00%, 6/1/36	434	435

Pool #885866,

6.00%, 6/1/36	992	993

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 46.8% (3) – CONTINUED

Fannie Mae - 22.7% – (continued)

Pool #887111,

5.50%, 5/1/20	$278	$278

Pool #888100,

5.50%, 9/1/36	3,627	3,560

Pool #888152,

5.00%, 5/1/21	879	863

Pool #888205,

6.50%, 2/1/37	928	945

Pool #888366,

7.00%, 4/1/37	500	516

Pool #888447,

4.00%, 5/1/21	475	447

Pool #892536,

6.50%, 9/1/36	536	546

Pool #892968,

6.50%, 8/1/21	195	199

Pool #893363,

5.00%, 6/1/36	732	700

Pool #893366,

5.00%, 4/1/35	1,063	1,017

Pool #894453,

5.93%, 9/1/36	172	172

Pool #897519,

5.99%, 11/1/36	90	90

Pool #898089,

5.50%, 7/1/26	449	444

Pool #902188,

5.86%, 11/1/36	93	95

Pool #905090,

5.50%, 10/1/21	513	512

Pool #905759,

5.90%, 12/1/36	273	278

Pool #906090,

5.50%, 1/1/37	2,883	2,824

Pool #906237,

5.78%, 1/1/37	88	90

Pool #906389,

5.31%, 1/1/37	87	87

Pool #907818,

5.61%, 1/1/37	94	95

Pool #910338,

5.79%, 3/1/37	200	203

     See Notes to the Financial Statements.
FIXED INCOME FUNDS      28      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 46.8% (3) – CONTINUED

Fannie Mae - 22.7% – (continued)

Pool #914522,

5.77%, 3/1/37	$92	$93

Pool #915499,

5.00%, 3/1/37	1,323	1,262

Pool #918515,

5.00%, 6/1/37	1,700	1,622

Pool #919461,

5.73%, 4/1/37	100	101

Pool #920457,

4.86%, 8/1/36	88	86

Pool #920468,

4.38%, 4/1/34	84	82

Pool #920988,

5.88%, 11/1/36	84	85

Pool #923023,

6.34%, 1/1/37	200	203

Pool #923123,

5.00%, 4/1/36	472	451

Pool #923166,

7.50%, 1/1/37	428	443

Pool #928261,

4.50%, 3/1/36	490	455

Pool #940623,

5.50%, 8/1/37	1,497	1,466

Pool #945876,

5.50%, 8/1/37	1,493	1,463

Pool #945916,

6.50%, 8/1/37	1,000	1,018

Pool #946527,

7.00%, 9/1/37	483	498

Pool #947216,

6.00%, 10/1/37	994	996

Pool TBA, (4)

5.50%, 10/1/14	500	499

6.00%, 10/21/17	500	507

5.00%, 11/1/17	800	784

5.00%, 11/1/17	500	490

7.00%, 10/14/29	500	516

6.50%, 10/1/31	1,500	1,527

5.50%, 10/15/33	3,200	3,134

6.00%, 10/15/33	7,400	7,409

5.00%, 11/15/34	1,500	1,430

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 46.8% (3) – CONTINUED

Fannie Mae - 22.7% – (continued)

4.50%, 12/31/49	$1,000	$963

		81,541

Federal Farm Credit Bank - 0.1%

5.25%, 9/13/10	500	511

Federal Home Loan Bank - 3.0%

3.63%, 11/14/08	500	495

5.00%, 2/20/09	500	503

4.75%, 4/24/09	2,000	2,009

5.38%, 7/17/09	500	508

5.00%, 9/18/09	1,000	1,012

4.63%, 2/18/11	4,000	4,020

5.38%, 8/19/11	1,000	1,029

4.88%, 11/18/11	500	505

5.38%, 5/18/16	500	515

		10,596

Freddie Mac - 7.9%

5.13%, 10/15/08	500	503

5.00%, 6/11/09	2,000	2,018

6.63%, 9/15/09	1,000	1,041

4.13%, 7/12/10	500	496

5.25%, 10/6/11	1,000	1,007

4.75%, 3/5/12	3,800	3,822

5.13%, 7/15/12	1,000	1,022

5.25%, 4/18/16	500	510

5.00%, 2/16/17	500	501

Pool #1B2125,

4.53%, 3/1/35	47	46

Pool #1B2130,

4.30%, 3/1/35	97	95

Pool #1B7328,

5.79%, 4/1/37	199	201

Pool #1B7359,

5.71%, 5/1/37	199	201

Pool #1G0321,

4.85%, 9/1/35	408	406

Pool #1G1506,

5.52%, 1/1/37	190	190

Pool #1G1623,

5.70%, 4/1/37	198	196

Pool #1G1763,

4.88%, 11/1/35	124	123

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      29      FIXED INCOME FUNDS

fixed income funds
SCHEDULE OF INVESTMENTS
BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 46.8% (3) – CONTINUED

Freddie Mac - 7.9% – (continued)

Pool #1G1790,

5.44%, 11/1/35	$164	$164

Pool #1G2620,

6.00%, 11/1/36	175	177

Pool #1G2638,

6.28%, 9/1/36	161	163

Pool #1G3611,

6.03%, 4/1/37	199	203

Pool #1H1348,

5.83%, 10/1/36	177	178

Pool #1H2569,

5.22%, 9/1/35	75	75

Pool #1H2605,

5.66%, 4/1/36	90	90

Pool #1J0345,

5.71%, 3/1/37	95	96

Pool #1J0355,

5.66%, 3/1/37	84	84

Pool #1J0365,

5.93%, 4/1/37	248	251

Pool #1J1317,

5.73%, 4/1/36	323	326

Pool #1J1390,

5.96%, 12/1/36	183	183

Pool #1J1646,

5.30%, 4/1/37	391	391

Pool #1L0078,

5.12%, 6/1/35	187	185

Pool #1L0130,

4.70%, 7/1/35	95	94

Pool #1L1480,

4.37%, 12/1/33	199	196

Pool #1N0243,

6.50%, 8/1/36	77	78

Pool #781274,

4.73%, 2/1/34	103	102

Pool #782905,

4.90%, 12/1/34	115	112

Pool #783081,

4.69%, 4/1/35	132	132

Pool #847755,

5.52%, 5/1/37	491	492

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 46.8% (3) – CONTINUED

Freddie Mac - 7.9% – (continued)

Pool TBA, (4)

5.50%, 11/1/13	$500	$498

5.00%, 10/1/14	2,000	1,960

5.50%, 11/1/17	500	498

6.50%, 11/1/23	1,000	1,017

5.50%, 11/15/29	2,500	2,447

5.00%, 11/1/32	2,000	1,908

6.00%, 10/1/34	3,000	3,003

6.00%, 12/31/49	500	506

6.50%, 12/31/49	500	509

		28,496

Freddie Mac Gold - 9.5%

Pool #A16753,

5.00%, 11/1/33	494	473

Pool #A27950,

5.50%, 11/1/34	4,181	4,102

Pool #A31136,

5.50%, 1/1/35	610	598

Pool #A46224,

5.00%, 7/1/35	395	377

Pool #A48104,

5.00%, 1/1/36	1,024	978

Pool #A51296,

6.00%, 8/1/36	849	850

Pool #A54897,

6.50%, 8/1/36	523	532

Pool #A56110,

5.50%, 12/1/36	1,382	1,354

Pool #A58690,

6.00%, 3/1/37	163	164

Pool #A58718,

5.50%, 3/1/37	519	509

Pool #A61573,

5.00%, 9/1/34	3,216	3,083

Pool #A61597,

5.50%, 12/1/35	483	474

Pool #A64474,

5.50%, 9/1/37	499	489

Pool #B10630,

4.50%, 11/1/18	1,290	1,245

Pool #B17658,

4.50%, 1/1/20	49	47

     See Notes to the Financial Statements.
FIXED INCOME FUNDS      30      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 46.8% (3) – CONTINUED

Freddie Mac Gold - 9.5% – (continued)

Pool #B18502,

5.50%, 6/1/20	$231	$231

Pool #B18931,

4.50%, 3/1/20	241	232

Pool #C91009,

5.00%, 11/1/26	289	279

Pool #C91020,

5.50%, 3/1/27	674	665

Pool #D97197,

5.00%, 2/1/27	467	450

Pool #G01907,

4.50%, 8/1/34	557	518

Pool #G02069,

5.50%, 3/1/36	583	572

Pool #G02391,

6.00%, 11/1/36	289	289

Pool #G02540,

5.00%, 11/1/34	1,012	969

Pool #G02649,

6.00%, 1/1/37	482	483

Pool #G02702,

6.50%, 1/1/37	958	976

Pool #G02911,

6.00%, 4/1/37	476	476

Pool #G02973,

6.00%, 6/1/37	1,000	1,001

Pool #G03134,

5.50%, 8/1/36	1,094	1,072

Pool #G03176,

5.00%, 8/1/37	1,100	1,049

Pool #G03218,

6.00%, 9/1/37	1,000	1,001

Pool #G03351,

6.00%, 9/1/37	1,993	1,996

Pool #G08189,

7.00%, 3/1/37	357	369

Pool #G08192,

5.50%, 4/1/37	1,692	1,657

Pool #G11776,

4.50%, 9/1/20	471	453

Pool #G12673,

5.00%, 9/1/21	935	917

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 46.8% (3) – CONTINUED

Freddie Mac Gold - 9.5% – (continued)

Pool #G30327,

4.50%, 1/1/27	$392	$372

Pool #J00991,

4.00%, 1/1/21	493	463

Pool #J02541,

4.00%, 9/1/20	483	454

Pool #J03041,

6.00%, 7/1/21	390	395

Pool #J03736,

5.50%, 11/1/21	457	456

Pool #J05307,

4.50%, 8/1/22	800	770

Pool #J06175,

5.00%, 5/1/21	428	421

		34,261

Government National Mortgage Association - 0.8%

Pool TBA, (4)

6.50%, 10/1/30	500	511

6.00%, 11/15/30	500	503

5.50%, 12/31/49	500	493

6.00%, 12/31/49	1,000	1,006

6.50%, 12/31/49	500	511

		3,024

Government National Mortgage Association I - 1.1%

Pool #510835,

5.50%, 2/15/35	502	496

Pool #614169,

5.00%, 7/15/33	482	467

Pool #634431,

6.00%, 9/15/34	179	180

Pool #641416,

5.50%, 4/15/35	619	611

Pool #646341,

6.00%, 11/15/36	485	488

Pool #648538,

5.00%, 12/15/35	679	658

Pool #651753,

5.50%, 3/15/36	495	488

Pool #661917,

7.00%, 4/15/37	473	491

		3,879

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      31      FIXED INCOME FUNDS

fixed income funds
     SCHEDULE OF INVESTMENTS
      BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 46.8% (3) – CONTINUED

Government National Mortgage Association II - 1.5%

Pool #003570,

6.00%, 6/20/34	$513	$516

Pool #003665,

5.50%, 1/20/35	1,533	1,508

Pool #3852,

6.00%, 5/20/36	500	502

Pool #3994,

5.00%, 6/20/37	500	480

Pool #4018,

6.50%, 8/20/37	499	510

Pool #4026,

5.00%, 9/20/37	500	480

Pool #4027,

5.50%, 9/20/37	500	491

Pool #654804,

6.00%, 5/20/36	735	738

		5,225

Tennessee Valley Authority - 0.2%

5.50%, 7/18/17	600	618

Total U.S. Government Agencies

(Cost $167,477)		168,151

U.S. GOVERNMENT OBLIGATIONS - 27.7%

U.S. Treasury Bonds - 6.2%

8.75%, 8/15/20	1,450	1,994

7.88%, 2/15/21	1,550	2,011

8.00%, 11/15/21	2,125	2,803

7.13%, 2/15/23	800	993

6.25%, 8/15/23	3,300	3,791

6.00%, 2/15/26	2,500	2,831

5.38%, 2/15/31	1,000	1,071

4.50%, 2/15/36	475	450

4.75%, 2/15/37	5,265	5,192

5.00%, 5/15/37	1,215	1,246

		22,382

U.S. Treasury Notes - 21.5%

4.38%, 11/15/08	500	502

4.75%, 11/15/08	1,000	1,008

4.75%, 2/28/09	5,000	5,053

4.50%, 3/31/09	3,000	3,023

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT OBLIGATIONS - 27.7% – CONTINUED

U.S. Treasury Notes - 21.5% – (continued)

4.50%, 4/30/09	$6,500	$6,555

4.88%, 5/31/09	4,000	4,059

4.63%, 7/31/09	3,000	3,034

4.00%, 8/31/09	3,000	3,002

4.75%, 2/15/10	5,500	5,594

4.50%, 5/15/10	4,500	4,557

5.75%, 8/15/10	1,000	1,046

4.50%, 11/15/10	3,000	3,041

4.50%, 2/28/11	3,000	3,042

4.88%, 4/30/11	5,750	5,899

4.63%, 10/31/11	4,500	4,580

4.63%, 2/29/12	1,350	1,374

4.63%, 7/31/12	8,500	8,648

4.13%, 8/31/12	3,800	3,784

4.25%, 8/15/13	650	649

4.00%, 2/15/15	2,000	1,946

4.50%, 11/15/15	2,000	2,003

4.63%, 2/15/17	2,500	2,511

4.50%, 5/15/17	1,850	1,840

4.75%, 8/15/17	500	507

		77,257

Total U.S. Government Obligations

(Cost $98,574)		99,639

MUNICIPAL BOND - 0.1%

Illinois - 0.1%

Illinois State Taxable Pension G.O.
Unlimited Bonds,

5.10%, 6/1/33	425	398

Total Municipal Bond

(Cost $406)		398

     See Notes to the Financial Statements.
FIXED INCOME FUNDS      32      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 11.0%
ABN-AMRO Bank, Amsterdam,
Eurodollar Time Deposit,

5.50%, 10/1/07	$39,409	$39,409

Total Short-Term Investment

(Cost $39,409)		39,409

Total Investments - 109.3%

(Cost $392,088)		393,033

Liabilities less Other Assets - (9.3)%		(33,482)

NET ASSETS - 100.0%		$359,551

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2007, the value of these restricted illiquid securities amounted to approximately $640,000 or 0.2% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION
	AND	ACQUISITION
	ENFORECEABLE	COST
SECURITY	DATE	(000S)
Amgen, Inc.,
5.85%, 6/1/17	5/24/07	$75
6.38%, 6/1/37	5/24/07	50

Capmark Financial Group, Inc.,
6.30%, 5/10/17	5/3/07	25

Cardinal Health, Inc.,
6.00%, 6/15/17	6/5/07	75

Midamerican Energy Holdings Co.,
6.50%, 9/15/37	8/23/07-9/5/07	100

Time Warner Cable, Inc.,
5.85%, 5/1/17	4/4/07-8/15/07	268

Tyco Electronics Group S.A.,
7.13%, 10/1/37	9/27/07	51

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security
Percentages shown are based on Net Assets.

At September 30, 2007, the credit quality distribution for the Bond Index Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%

AAA	83.2%

AA	4.5

A	7.1

BAA	5.2

Total	100.0%

*	Standard & Poor’s Rating Services

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT        33        FIXED INCOME FUNDS

fixed income funds
     SCHEDULE OF INVESTMENTS
      FIXED INCOME FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
ASSET- BACKED SECURITIES - 10.4%

Commercial Mortgage Services - 10.4%

Banc of America Commercial
Mortgage, Inc., Series 2004-5,
Class A2,

4.18%, 11/10/41	$4,758	$4,690

Bear Stearns Commercial Mortgage
Securities, Series 2005-PWR9,
Class A2,

4.74%, 9/11/42	9,545	9,469

Chase Manhattan Bank-First Union
National Bank, Series 1999-1,
Class A2,

7.44%, 8/15/31	6,953	7,204

Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3,

6.64%, 1/17/32	5,114	5,212

Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-CKN2,
Class A3,

6.13%, 4/15/37	11,294	11,704

Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-C5,
Class A2,

4.18%, 11/15/37	8,415	8,278

First Union National Bank Commercial
Mortgage, Series 2002-C1, Class A2,

6.14%, 2/12/34	5,785	6,006

GMAC Commercial Mortgage
Securities, Inc., Series 2002-C3,
Class A2,

4.93%, 7/10/39	2,555	2,521

Greenwich Capital Commercial
Funding Corp., Series 2005-GG3,
Class A2,

4.31%, 8/10/42	10,805	10,647

JP Morgan Chase Commercial
Mortgage Securities Corp.,
Series 2005-LDP1, Class A2,

4.63%, 3/15/46	5,185	5,133

LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class A2,

4.55%, 7/15/30	8,693	8,597

LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2,

4.89%, 9/15/30	9,045	9,018

Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A2,

4.07%, 10/12/41	5,800	5,700

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
ASSET- BACKED SECURITIES - 10.4% – CONTINUED

Commercial Mortgage Services - 10.4% – (continued)
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4,

6.66%, 2/15/33	$8,741	$9,115
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP3, Class A4,

6.39%, 7/15/33	11,220	11,685

		114,979

Total Asset-Backed Securities

(Cost $115,501)		114,979

CORPORATE BONDS - 18.7%

Aerospace/Defense - 0.6%

L-3 Communications Corp.,

7.63%, 6/15/12	7,120	7,280

Apparel - 0.4%

Levi Strauss & Co.,

12.25%, 12/15/12	4,445	4,779

Banks - 0.7%

Bank of America Corp.,

6.50%, 9/15/37	5,205	5,401

JPMorgan Chase Bank N.A.,

6.00%, 10/1/17	1,925	1,944

		7,345

Diversified Financial Services - 5.5%

ANZ Capital Trust, (1) (2)

4.48%, 1/29/49	4,500	4,381

Citigroup, Inc.,

6.00%, 8/15/17	4,560	4,666

Countrywide Financial Corp.,

5.80%, 6/7/12	1,860	1,743

Ford Motor Credit Co.,

7.25%, 10/25/11	5,520	5,173

Goldman Sachs Group (The), Inc.,

6.75%, 10/1/37	4,195	4,240

Goldman Sachs Group, Inc.,

5.63%, 1/15/17	3,045	2,954

International Lease Finance Corp.,

5.35%, 3/1/12	5,125	5,072

International Lease Finance Corp.,

5.65%, 6/1/14	1,085	1,073

     See Notes to the Financial Statements.
FIXED INCOME FUNDS      34      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 18.7% – CONTINUED

Diversified Financial Services - 5.5% – (continued)

JPMorgan Chase & Co.,

5.38%, 10/1/12	$5,470	$5,476

Lehman Brothers Holdings Capital
Trust V,

5.86%, 11/29/49	3,875	3,692

Lehman Brothers Holdings, Inc.,

6.50%, 7/19/17	3,765	3,816

6.88%, 7/17/37	7,655	7,593

Merrill Lynch & Co., Inc.,

6.11%, 1/29/37	5,200	4,894

Power Receivable Finance LLC, (1) (2)

6.29%, 1/1/12	1,173	1,208

USB Realty Corp., (1) (2)

6.09%, 12/22/49	4,700	4,515

		60,496

Electric - 1.8%

AES (The) Corp.,

9.50%, 6/1/09	5,135	5,340

Midamerican Energy Holdings Co., (1) (2)

6.50%, 9/15/37	4,570	4,619

Nevada Power Co.,

6.65%, 4/1/36	4,520	4,487

PSEG Energy Holdings LLC,

10.00%, 10/1/09	5,215	5,591

		20,037

Healthcare - Services - 0.6%

HCA, Inc., (1)

9.13%, 11/15/14	6,530	6,889

Holding Companies – Diversified - 0.6%

Capmark Financial Group, Inc., (1) (2)

6.30%, 5/10/17	7,780	6,455

Insurance - 0.5%

Allstate Corp.,

6.50%, 5/15/57	455	438

Liberty Mutual Group, Inc., (1) (2)

7.50%, 8/15/36	4,970	5,095

		5,533

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 18.7% – CONTINUED

Media - 1.8%

Charter Communications Operating
LLC/Charter Communications
Operating Capital, (1)

8.00%, 4/30/12	$4,545	$4,522

Comcast Corp.,

6.95%, 8/15/37	5,040	5,290

Idearc, Inc.,

8.00%, 11/15/16	4,480	4,469

Time Warner Cable, Inc., (1) (2)

5.85%, 5/1/17	5,550	5,396

		19,677

Mining - 0.3%

Freeport-McMoRan Copper

& Gold, Inc.,

8.56%, 4/1/15	2,760	2,867

Oil & Gas - 1.4%

Apache Corp.,

6.00%, 1/15/37	2,470	2,378

Chesapeake Energy Corp.,

7.50%, 6/15/14	3,185	3,265

Premcor Refining Group (The), Inc.,

9.50%, 2/1/13	1,950	2,059

6.75%, 5/1/14	7,385	7,697

		15,399

Oil & Gas Services - 0.7%

Dresser-Rand Group, Inc.,

7.38%, 11/1/14	3,830	3,820

Weatherford International, Inc., (1) (2)

6.80%, 6/15/37	3,450	3,544

		7,364

Pharmaceuticals - 0.4%

Schering-Plough Corp.,

6.55%, 9/15/37	4,555	4,647

Pipelines - 0.9%

Consolidated Natural Gas Co.,

5.00%, 3/1/14	2,905	2,785

Kinder Morgan Energy Partners LP,

6.00%, 2/1/17	4,090	4,044

Williams Cos., Inc.,

8.13%, 3/15/12	3,435	3,701

		10,530

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      35        FIXED INCOME FUNDS

fixed income funds
     SCHEDULE OF INVESTMENTS
     FIXED INCOME FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 18.7% – CONTINUED

Real Estate Investment Trusts - 0.6%

HRPT Properties Trust,

6.65%, 1/15/18	$4,565	$4,489

iStar Financial, Inc.,

5.88%, 3/15/16	3,110	2,783

		7,272

Retail - 0.2%

CVS Caremark Corp.,

5.75%, 6/1/17	1,965	1,918

Telecommunications - 1.3%

Embarq Corp.,

8.00%, 6/1/36	4,195	4,470

Sprint Capital Corp.,

6.90%, 5/1/19	5,470	5,492

Verizon New Jersey, Inc.,

5.88%, 1/17/12	2,335	2,375

Verizon of New England, Inc.,

6.50%, 9/15/11	1,600	1,658

		13,995

Transportation - 0.4%

Kansas City Southern Railway,

9.50%, 10/1/08	5,105	5,213

Total Corporate Bonds

(Cost $209,280)		207,696

FOREIGN ISSUER BONDS - 3.1%

Banks - 0.6%

Royal Bank of Scotland Group PLC, (1)

6.99%, 10/29/49	6,515	6,637

Insurance - 1.3%

Allied World Assurance Holdings Ltd.
of Bermuda,

7.50%, 8/1/16	2,620	2,747

Catlin Insurance Co. Ltd., (1)

7.25%, 12/31/49	5,600	5,282

XL Capital Ltd.,

6.50%, 12/31/49	7,200	6,725

		14,754

Mining - 0.7%

Vale Overseas Ltd.,

6.25%, 1/11/16	7,640	7,693

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 3.1% – CONTINUED

Oil & Gas - 0.5%

Nexen, Inc.,

6.40%, 5/15/37	$5,913	$5,746

Total Foreign Issuer Bonds

(Cost $35,406)		34,830

U.S. GOVERNMENT AGENCIES - 49.7% (3)

Fannie Mae - 37.0%

4.38%, 9/13/10	17,000	16,970

Pool #255452,

5.50%, 10/1/19	6,582	6,574
Pool #535714,

7.50%, 1/1/31	209	219

Pool #535982,

7.50%, 5/1/31	439	460

Pool #545003,

8.00%, 5/1/31	14	15

Pool #545437,

7.00%, 2/1/32	423	441

Pool #545556,

7.00%, 4/1/32	289	301

Pool #545757,

7.00%, 6/1/32	2,113	2,201

Pool #555189,

7.00%, 12/1/32	1,555	1,618

Pool #581806,

7.00%, 7/1/31	708	737

Pool #725424,

5.50%, 4/1/34	20,961	20,589

Pool #725787,

5.00%, 9/1/19	16,164	15,873

Pool #739433,

5.00%, 10/1/18	416	409

Pool #796371,

5.00%, 10/1/19	269	264

Pool #796457,

6.00%, 9/1/34	11,624	11,667

Pool #797773,

5.00%, 3/1/20	1,743	1,709

Pool #814782,

7.00%, 4/1/35	41	43

     See Notes to the Financial Statements.
FIXED INCOME FUNDS        36        NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES – 49.7% (3) – CONTINUED

Fannie Mae - 37.0% – (continued)

Pool #829125,

5.50%, 10/1/35	$14,546	$14,264

Pool #831810,

6.00%, 9/1/36	18,280	18,310

Pool #845182,

5.50%, 11/1/35	14,978	14,688

Pool #869217,

5.47%, 2/1/36	12,881	12,936

Pool #869801,

5.50%, 4/1/21	1,668	1,665

Pool #893082,

5.86%, 9/1/36	9,127	9,202

Pool #919638,

5.50%, 9/1/37	13,817	13,534

Pool #928324,

6.50%, 5/1/37	12,041	12,261

Pool #928475,

5.50%, 6/1/37	25,903	25,372

Pool #928560,

5.50%, 7/1/37	10,851	10,629

Pool #942292,

6.50%, 8/1/37	7,797	7,940

Pool #944500,

5.50%, 7/1/37	10,942	10,717

Pool TBA, (4)

5.50%, 10/15/33	33,592	32,899

6.00%, 10/15/33	105,567	105,699

5.00%, 12/31/49	41,520	39,599

		409,805

Freddie Mac - 8.3%

4.63%, 10/25/12	83,860	83,765

Pool #1J0365,

5.93%, 4/1/37	8,150	8,233

		91,998

Freddie Mac Gold - 3.9%

Pool #A65182,

6.50%, 9/1/37	17,326	17,637

Pool #C00910,

7.50%, 1/1/30	690	723

Pool #C02790,

6.50%, 4/1/37	10,009	10,188

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES – 49.7% (3) – CONTINUED

Freddie Mac Gold - 3.9% – (continued)

Pool #C02838,

5.50%, 5/1/37	$14,377	$14,078

		42,626

Government National Mortgage Association - 0.5%

Pool #595091,

6.00%, 10/15/32	1,957	1,974

Pool #627123,

5.50%, 3/15/34	3,985	3,934

		5,908

Total U.S. Government Agencies

(Cost $552,591)		550,337

U.S. GOVERNMENT OBLIGATIONS - 12.5%

U.S. Treasury Bonds - 1.7%

4.75%, 2/15/37	10,052	9,913

5.00%, 5/15/37	8,525	8,745

		18,658

U.S. Treasury Inflation Indexed Note - 3.6%

2.63%, 7/15/17	39,131	40,539

U.S. Treasury Notes - 7.2%

4.00%, 8/31/09	4,074	4,077

4.50%, 5/15/10	8,114	8,216

4.13%, 8/31/12	8,275	8,241

4.00%, 2/15/15	13,225	12,867

4.75%, 8/15/17	45,320	45,929

		79,330

Total U.S. Government Obligations

(Cost $137,433)		138,527

	NUMBER	VALUE
	OF WARRANTS	(000S)
WARRANTS - 0.0%

Leap Wireless International, Exp. 4/15/10, Strike $96.80 (1)*	500	-

Total Warrants

(Cost $5)		-

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      37      FIXED INCOME FUNDS

fixed income funds
     SCHEDULE OF INVESTMENTS
     FIXED INCOME FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 22.0%

FHLB Discount Note,

4.06%, 10/1/07	$76,901	$76,901

ABN-AMRO Bank, Amsterdam,

Eurodollar Time Deposit,

5.50%, 10/1/07	166,298	166,298

Total Short-Term Investments

(Cost $243,199)		243,199

Total Investments - 116.4%

(Cost $1,293,415)		1,289,568

Liabilities less Other Assets - (16.4)%		(182,152)

NET ASSETS - 100.0%		$1,107,416
(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2007, the value of these restricted illiquid securities amounted to approximately $35,213,000 or 3.2% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION
	AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)
ANZ Capital Trust,
4.48%, 1/29/49	9/21/06	$4,368

Capmark Financial Group, Inc.,
6.30%, 5/10/17	5/3/07-6/21/07	7,641

Liberty Mutual Group, Inc.,
7.50%, 8/15/36	9/26/07	5,014

Midamerican Energy Holdings Co.,
6.50%, 9/15/37	8/23/07-9/5/07	4,592

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	1,173

Time Warner Cable, Inc.,
5.85%, 5/1/17	4/4/07	5,537

USB Realty Corp.,
6.09%, 12/22/49	1/19/07	4,740

Weatherford International, Inc.,
6.80%, 6/15/37	6/13/07	3,429

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At September 30, 2007, the credit quality distribution for the Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	77.7%

AA	2.1

A	5.1

BBB	8.8

BB	3.2

B or Lower	3.1

Total	100.0%
*	Standard & Poor’s Rating Services

     See Notes to the Financial Statements.
FIXED INCOME FUNDS        38        NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
      GLOBAL FIXED INCOME FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)(1)	(000S)
DEBT OBLIGATIONS - 90.6%

British Pound Sterling - 6.7%

Treasury of Great Britain,

5.00%, 3/7/08	112	$229

4.00%, 3/7/09	70	141

4.75%, 6/7/10	140	285

5.25%, 6/7/12	150	310

5.00%, 9/7/14	70	143

4.00%, 9/7/16	75	142

5.00%, 3/7/25	159	331

4.25%, 3/7/36	237	458

		2,039

Canadian Dollar - 4.2%

Government of Canada,

5.00%, 6/1/14	1,230	1,291

Danish Krone - 4.3%

Government of Denmark,

4.00%, 8/15/08	6,920	1,320

Euro - 31.0%

Bundesobligation,

3.25%, 4/17/09	616	868

Buoni Poliennali Del Tesoro,

4.50%, 5/1/09	280	402

5.25%, 11/1/29	90	136

Deutschland Bundesrepublik,

4.25%, 1/4/14	850	1,214

4.00%, 7/4/16	420	587

4.25%, 7/4/17	120	170

6.25%, 1/4/24	285	485

6.50%, 7/4/27	990	1,758

5.50%, 1/4/31	95	152

Government of Belgium,

5.00%, 9/28/11	400	587

4.25%, 9/28/14	190	270

Government of Finland,

3.00%, 7/4/08	265	375

Government of France O.A.T.,

4.75%, 10/25/12	500	730

Government of France Treasury

Note BTAN,

2.50%, 7/12/10	624	853

Government of Ireland,

5.00%, 4/18/13	100	148

	PRINCIPAL
	AMOUNT	VALUE
	(000S)(1)	(000S)
DEBT OBLIGATIONS - 90.6% – CONTINUED

Euro - 31.0% – (continued)

Government of Spain,

3.25%, 7/30/10	188	$262

Portugal Obrigacoes do Tesouro OT,

5.15%, 6/15/11	300	441

		9,438

Japanese Yen - 19.6%

Government of Japan Five Year Bond,

1.10%, 3/20/11	80,000	700

Government of Japan Ten Year Bonds,

1.80%, 9/21/09	60,000	533

1.90%, 6/21/10	75,000	671

1.40%, 9/20/11	53,000	468

1.50%, 3/20/12	15,000	133

0.80%, 3/20/13	160,000	1,363

1.90%, 6/20/14	36,500	330

1.30%, 3/20/15	20,000	173

Government of Japan Twenty Year Bond,

1.90%, 3/22/21	180,000	1,574

		5,945

Swedish Krona - 0.9%

Kingdom of Sweden,

9.00%, 4/20/09	1,600	267

United States Dollar - 23.9%

Freddie Mac,

5.13%, 7/15/12	750	767

U.S. Treasury Bonds,

8.75%, 5/15/17	300	395

6.63%, 2/15/27	500	608

6.38%, 8/15/27	240	285

4.50%, 2/15/36	165	156

U.S. Treasury Notes,

5.00%, 7/31/08	1,171	1,179

4.63%, 11/30/08	300	302

4.63%, 7/31/09	560	566

4.88%, 8/15/09	500	508

4.63%, 11/15/09	300	304

4.38%, 12/15/10	728	736

4.50%, 9/30/11	300	304

4.13%, 5/15/15	650	636

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      39      FIXED INCOME FUNDS

  fixed income funds

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
      GLOBAL FIXED INCOME FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)(1)	(000S)
DEBT OBLIGATIONS - 90.6% – CONTINUED

United States Dollar - 23.9% – (continued)

5.13%, 5/15/16	485	$505

		7,251

Total Debt Obligations

(Cost $25,047)		27,551

SHORT-TERM INVESTMENT - 7.7%

ABN-AMRO Bank, Amsterdam,

Eurodollar Time Deposit,

5.50%, 10/1/07	$2,323	2,323

Total Short-Term Investment

(Cost $2,323)		2,323

Total Investments - 98.3%

(Cost $27,370)		29,874

Other Assets less Liabilities - 1.7%		525

NET ASSETS - 100.0%		$30,399
(1)	Principal amounts stated in local currencies.
Percentages shown are based on Net Assets.
At September 30, 2007, the quality distribution for the Global Fixed Income Fund as a percentage of investments including cash were:

QUALITY DISTRIBUTION *	%
U.S. Government	21.6%

Other Governments	75.9

AAA	2.5

Total	100.0%
*	Standard & Poor’s Rating Services
At September 30, 2007, Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN/LOSS
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
British Pound	82	U.S. Dollar	165	10/31/07	$(2)

Canadian Dollar	520	U.S. Dollar	520	10/31/07	(4)

Danish Krone	4,985	U.S. Dollar	946	10/31/07	(9)

U.S.		Australian
Dollar	126	Dollar	145	10/31/07	3

U.S. Dollar	1,568	Euro	1,109	10/31/07	16

U.S.		Japanese
Dollar	3,157	Yen	360,060	10/31/07	(6)

U.S.		Swedish
Dollar	121	Krona	790	10/31/07	1

Total					$(1)

     See Notes to the Financial Statements.
FIXED INCOME FUNDS      40      NORTHERN FUNDS SEMIANNUAL REPORT

fixed income funds
SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
      HIGH YIELD FIXED INCOME FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 79.5%

Aerospace/Defense - 1.1%

L-3 Communications Corp.,

6.38%, 10/15/15	$9,165	$9,005

Moog, Inc.,

6.25%, 1/15/15	12,160	11,673

		20,678

Agriculture - 0.7%

Alliance One International, Inc., (1)

8.50%, 5/12/12	13,485	13,215

Apparel - 1.0%

Levi Strauss & Co.,

12.25%, 12/15/12	7,450	8,011

9.75%, 1/15/15	10,225	10,736

		18,747

Auto Manufacturers - 1.3%

General Motors Corp.,

7.13%, 7/15/13	26,025	23,878

Auto Parts & Equipment - 0.7%

Lear Corp.,

8.50%, 12/1/13	13,325	12,759

Beverages - 0.7%

Constellation Brands, Inc.,

7.25%, 9/1/16	13,825	13,825

Building Materials - 1.0%

Gibraltar Industries, Inc.,

8.00%, 12/1/15	14,030	13,188

Ply Gem Industries, Inc.,

9.00%, 2/15/12	6,750	5,603

		18,791

Chemicals - 2.8%

Hexion US Finance Corp/Hexion Nova Scotia Finance ULC,

9.75%, 11/15/14	8,150	8,965

Lyondell Chemical Co.,

8.00%, 9/15/14	12,650	13,915

Momentive Performance Materials, Inc., (1)

9.75%, 12/1/14	7,025	6,955

11.50%, 12/1/16	1,900	1,881

Mosaic (The) Co., (1)

7.38%, 12/1/14	9,400	9,870

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 79.5% – CONTINUED

Chemicals - 2.8% – (continued)

NewMarket Corp.,

7.13%, 12/15/16	$9,950	$9,651

		51,237

Commercial Services - 3.2%

ARAMARK Corp.,

8.86%, 2/1/15	17,550	17,725

Corrections Corp. of America,

6.25%, 3/15/13	8,825	8,693

Education Management LLC /

Education Management Corp.,

10.25%, 6/1/16	8,425	8,720

Hertz Corp.,

8.88%, 1/1/14	10,200	10,506

NCO Group, Inc.,

11.88%, 11/15/14	8,100	7,877

Service Corp. International,

7.00%, 6/15/17	5,650	5,551

		59,072

Computers - 0.5%

Sungard Data Systems, Inc.,

9.13%, 8/15/13	9,586	9,969

Diversified Financial Services - 5.2%

E*Trade Financial Corp.,

7.38%, 9/15/13	9,375	8,765

7.88%, 12/1/15	4,800	4,440

Ford Motor Credit Co.,

7.25%, 10/25/11	56,550	52,994

GMAC LLC,

6.88%, 9/15/11	19,325	18,391

Residential Capital Corp.,

7.38%, 6/30/10	14,200	11,786

		96,376

Electric - 7.5%

AES (The) Corp.,

9.50%, 6/1/09	17,790	18,502

Aquila, Inc.,

14.88%, 7/1/12	6,925	8,725

CMS Energy Corp.,

9.88%, 10/15/07	5,130	5,130

8.50%, 4/15/11	1,390	1,493

Dynegy Holdings, Inc., (1)

7.50%, 6/1/15	11,050	10,663

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT       41       FIXED INCOME FUNDS

fixed income funds

SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 79.5% – CONTINUED

Electric - 7.5% – (continued)

7.75%, 6/1/19	$7,400	$7,076

Edison Mission Energy,

7.50%, 6/15/13	16,875	17,297

7.00%, 5/15/17 (1)	13,200	13,002

NRG Energy, Inc.,

7.38%, 2/1/16	12,200	12,230

7.38%, 1/15/17	6,100	6,100

PSEG Energy Holdings LLC,

10.00%, 10/1/09	14,635	15,689

Reliant Energy, Inc.,

7.63%, 6/15/14	12,700	12,795

Sierra Pacific Power Co.,

6.25%, 4/15/12	1,300	1,325

Sierra Pacific Resources,

8.63%, 3/15/14	4,270	4,520

TECO Energy, Inc.,

6.75%, 5/1/15	4,925	5,041

		139,588

Electrical Components & Equipment - 0.9%

Coleman Cable, Inc., (1)

9.88%, 10/1/12	6,600	6,419

Superior Essex Communications LLC/Essex Group, Inc.,

9.00%, 4/15/12	9,677	9,556

		15,975

Engineering & Construction - 0.7%

Ahern Rentals, Inc.,

9.25%, 8/15/13	14,500	13,956

Entertainment - 0.3%

WMG Acquisition Corp.,

7.34%, 4/15/10	6,810	5,925

Environmental Control - 0.9%

Allied Waste North America, Inc.,

6.88%, 6/1/17	16,325	16,407

Food - 0.5%

Smithfield Foods, Inc.,

7.00%, 8/1/11	9,025	9,138

Forest Products & Paper - 2.3%

Georgia-Pacific Corp.,

8.13%, 5/15/11	16,665	16,915

Glatfelter,

7.13%, 5/1/16	10,100	10,049

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 79.5% – CONTINUED

Forest Products & Paper - 2.3% – (continued)

Verso Paper Holdings LLC and Verson Paper, Inc.,

11.38%, 8/1/16	$15,060	$15,851

		42,815

Gaming - 4.7%

Buffalo Thunder Development Authority, (1) (2)

9.38%, 12/15/14	9,500	8,930

Chukchansi Economic Development Authority, (1) (2)

8.00%, 11/15/13	9,005	9,095

Harrah’s Operating Co., Inc.,

6.50%, 6/1/16	12,963	10,565

MGM Mirage,

8.50%, 9/15/10	16,575	17,321

7.50%, 6/1/16	6,850	6,807

Pinnacle Entertainment, Inc.,

8.25%, 3/15/12	6,050	6,126

River Rock Entertainment Authority,

9.75%, 11/1/11	10,136	10,465

Seneca Gaming Corp.,

7.25%, 5/1/12	7,295	7,350

Wimar Opco LLC, (1)

9.63%, 12/15/14	13,900	10,772

		87,431

Healthcare - Products - 0.5%

Accellent, Inc.,

10.50%, 12/1/13	9,175	8,487

Healthcare - Services - 4.7%

AMR HoldCo, Inc./Emcare HoldCo, Inc.,

10.00%, 2/15/15	4,835	5,125

Community Health Systems, Inc.,(1)

8.88%, 7/15/15	18,050	18,546

HCA, Inc., (1)

9.13%, 11/15/14	32,550	34,340

9.25%, 11/15/16	13,800	14,663

Tenet Healthcare Corp.,

6.88%, 11/15/31	18,475	13,810

		86,484

Household Products/Wares - 0.9%
ACCO Brands Corp.,

7.63%, 8/15/15	9,210	8,795

  See Notes to the Financial Statements.
FIXED INCOME FUNDS      42      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 79.5% – CONTINUED

Household Products/Wares - 0.9% – (continued)

Visant Holding Corp.,

8.75%, 12/1/13	$7,055	$7,214

		16,009

Insurance - 0.5%

Crum & Forster Holdings Corp.,

7.75%, 5/1/17	9,350	8,883

Iron/Steel - 0.5%

Tube City IMS Corp.,

9.75%, 2/1/15	9,000	8,798

Lodging - 0.5%

Host Marriott LP,

6.75%, 6/1/16	10,325	10,222

Media - 9.8%

CCH I Holdings LLC,

13.50%, 1/15/14	25,775	25,259

CCH I LLC,

11.00%, 10/1/15	18,968	19,205

CSC Holdings, Inc.,

8.13%, 7/15/09	14,375	14,627

6.75%, 4/15/12	4,315	4,153

Dex Media East LLC,

12.13%, 11/15/12	4,850	5,177

Donnelley (R.H.) Corp.,

10.88%, 12/15/12	7,263	7,735

8.88%, 1/15/16	9,425	9,602

8.88%, 10/15/17 (1) (3)	11,525	11,698

Echostar DBS Corp.,

7.00%, 10/1/13	22,650	23,160

Idearc, Inc.,

8.00%, 11/15/16	21,185	21,132

Mediacom Broadband LLC,

8.50%, 10/15/15	7,025	7,043

TL Acquisitions, Inc., (1)

0.00%, 7/15/15	12,200	9,882

Univision Communications, Inc., (1)

9.75%, 3/15/15	11,025	10,749

Young Broadcasting, Inc.,

10.00%, 7/15/10	14,335	13,224

		182,646

Metal Fabricate/Hardware - 0.5%

Mueller Water Products, Inc.,

7.38%, 6/1/17	9,050	8,417

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 79.5% – CONTINUED

Mining - 0.8%

Freeport-McMoRan Copper & Gold, Inc.,

8.25%, 4/1/15	$8,350	$9,018

8.39%, 4/1/15	5,600	5,817

		14,835

Miscellaneous Manufacturing - 0.7%

Park-Ohio Industries, Inc.,

8.38%, 11/15/14	13,215	12,752

Oil & Gas - 5.5%

AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,

7.13%, 5/20/16	8,490	8,257

Chesapeake Energy Corp.,

7.50%, 6/15/14	6,055	6,206

6.88%, 1/15/16	15,225	15,225

Denbury Resources, Inc.,

7.50%, 12/15/15	5,175	5,304

Encore Acquisition Co.,

7.25%, 12/1/17	8,160	7,732

Inergy LP/Inergy Finance Corp.,

8.25%, 3/1/16	8,300	8,570

Pioneer Natural Resources Co.,

6.88%, 5/1/18	5,000	4,695

Plains Exploration & Production Co.,

7.00%, 3/15/17	11,200	10,472

Quicksilver Resources, Inc.,

7.13%, 4/1/16	14,395	14,179

Swift Energy Co.,

7.13%, 6/1/17	12,475	11,820

Whiting Petroleum Corp.,

7.00%, 2/1/14	9,575	9,192

		101,652

Oil & Gas Services - 0.5%

Dresser-Rand Group, Inc.,

7.38%, 11/1/14	9,927	9,902

Packaging & Containers - 2.6%

Ball Corp.,

6.63%, 3/15/18	12,000	11,790

Crown Americas LLC/Crown Americas Capital Corp.,

7.63%, 11/15/13	9,400	9,647

Jefferson Smurfit Corp. U.S.,

7.50%, 6/1/13	11,628	11,250

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      43     FIXED INCOME FUNDS

fixed income funds

SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 79.5% – CONTINUED

Packaging & Containers - 2.6% – (continued)

Packaging Dynamics Finance Corp., (1) (2)

10.00%, 5/1/16	$6,000	$6,030

Solo Cup Co.,

8.50%, 2/15/14	11,325	10,022

		48,739

Pipelines - 0.7%

Williams Cos., Inc.,

8.13%, 3/15/12	12,405	13,366

Real Estate - 0.3%

Icahn Enterprises LP, (1)

7.25%, 2/15/13	1,450	1,381

Realogy Corp., (1)

10.50%, 4/15/14	4,000	3,410

12.38%, 4/15/15	1,000	755

		5,546

Real Estate Investment Trusts - 1.3%

American Real Estate Partners LP/American Real Estate Finance Corp.,

7.13%, 2/15/13	15,685	14,940

Omega Healthcare Investors, Inc.,

7.00%, 4/1/14	9,565	9,541

		24,481

Retail - 2.9%

Dave & Buster’s, Inc.,

11.25%, 3/15/14	8,725	8,812

Neiman-Marcus Group, Inc.,

10.38%, 10/15/15	10,925	11,908

Petro Stopping Centers LP/Petro Financial Corp.,

9.00%, 2/15/12	10,355	10,847

Restaurant (The) Co.,

10.00%, 10/1/13	6,000	5,325

Rite Aid Corp.,

9.38%, 12/15/15 (1)	8,700	8,091

7.50%, 3/1/17	10,000	9,413

		54,396

Semiconductors - 0.9%

Freescale Semiconductor, Inc.,

8.88%, 12/15/14	17,000	16,405

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 79.5% – CONTINUED

Software - 0.4%

Open Solutions, Inc., (1) (2)

9.75%, 2/1/15	$6,850	$6,593

Supermarkets - 0.6%

SUPERVALU, Inc.,

7.50%, 11/15/14	11,125	11,320

Telecommunications - 6.8%

Centennial Cellular Operating Co.,

10.13%, 6/15/13	3,630	3,848

Centennial Communications Corp.,

10.00%, 1/1/13	9,025	9,544

Cincinnati Bell, Inc.,

8.38%, 1/15/14	8,825	8,803

Citizens Communications Co.,

9.00%, 8/15/31	17,495	17,757

Hawaiian Telcom Communications, Inc.,

12.50%, 5/1/15	11,725	12,663

Intelsat Corp.,

9.00%, 8/15/14	8,936	9,204

MasTec, Inc.,

7.63%, 2/1/17	10,025	9,749

PAETEC Holding Corp., (1)

9.50%, 7/15/15	8,650	8,650

Qwest Capital Funding, Inc.,

7.90%, 8/15/10	14,250	14,571

Qwest Corp., (1)

6.50%, 6/1/17	6,700	6,566

West Corp.,

11.00%, 10/15/16	8,645	9,077

Windstream Corp.,

8.25%, 8/1/16	9,275	9,890

7.00%, 3/15/19	5,600	5,460

		125,782

Textiles - 0.7%

Invista, (1) (2)

9.25%, 5/1/12	12,590	13,219

Transportation - 0.9%

Kansas City Southern Railway,

9.50%, 10/1/08	10,835	11,065

See Notes to the Financial Statements.
FIXED INCOME FUNDS      44      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 79.5% – CONTINUED

Transportation - 0.9% – (continued)

Overseas Shipholding Group, Inc,

8.25%, 3/15/13	$5,655	$5,832

		16,897

Total Corporate Bonds

(Cost $1,482,735)		1,475,613

FOREIGN ISSUER BONDS - 11.3%

Chemicals - 0.7%

Basell AF SCA, (1) (2)

8.38%, 8/15/15	13,750	12,547

Electric - 0.7%

Intergen N.V., (1) (2)

9.00%, 6/30/17	13,000	13,650

Electronics - 0.7%

NXP BV / NXP Funding LLC,

7.88%, 10/15/14	10,275	9,890

9.50%, 10/15/15	3,325	3,117

		13,007

Forest Products & Paper - 1.1%

Abitibi-Consolidated, Inc.,

8.55%, 8/1/10	7,575	6,249

Bowater Canada Finance Corp.

7.95%, 11/15/11	17,850	14,682

		20,931

Gaming - 0.6%

Galaxy Entertainment Finance Co. Ltd., (1) (2)

9.88%, 12/15/12	10,116	10,419

Insurance - 0.5%

Catlin Insurance Co. Ltd., (1)

7.25%, 12/31/49	10,000	9,432

Leisure Time - 0.5%

NCL Corp.,

10.63%, 7/15/14	8,370	8,433

Media - 0.6%

Kabel Deutschland GmbH,

10.63%, 7/1/14	10,740	11,492

Miscellaneous Manufacturing - 0.6%

Bombardier, Inc., (1) (2)

6.75%, 5/1/12	10,650	10,677

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 11.3% – CONTINUED

Oil & Gas - 1.1%

Compton Petroleum Finance Corp.,

7.63%, 12/1/13	$9,550	$9,216

OPTI Canada, Inc., (1)

8.25%, 12/15/14	10,525	10,604

		19,820

Packaging & Containers - 0.8%

Vitro SAB de CV,

9.13%, 2/1/17	15,350	15,081

Semiconductors - 1.0%

Avago Technologies Finance

Pte/Avago Technologies U.S./Avago

Technologies Wireless,

10.13%, 12/1/13	10,075	10,831

MagnaChip Semiconductor

S.A./MagnaChip Semiconductor Finance Corp.,

8.00%, 12/15/14	10,600	7,314

		18,145

Telecommunications - 2.1%

Intelsat Bermuda Ltd.,

9.25%, 6/15/16	11,325	11,750

Intelsat Ltd.,

7.63%, 4/15/12	7,725	6,605

Intelsat Subsidiary Holding Co. Ltd.,

8.25%, 1/15/13	4,110	4,171

Nortel Networks Ltd., (1)

10.75%, 7/15/16	16,225	16,955

		39,481

Transportation - 0.3%

Kansas City Southern de Mexico S.A. de CV, (1)

7.63%, 12/1/13	6,650	6,517

Total Foreign Issuer Bonds

(Cost $213,728)		209,632

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      45      FIXED INCOME FUNDS

fixed income funds
SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
      HIGH YIELD FIXED INCOME FUND (continued)

	NUMBER	VALUE
	OF WARRANTS	(000S)
WARRANTS - 0.0%
IPCS, Inc., Exp. 7/15/10, Strike $5.50 *	1,500	$ -

Leap Wireless International,
Exp. 4/15/10, Strike $96.80 (1) *	2,500	-

Leap Wireless International,
Exp. 4/15/10, Strike $96.80 (1) *	2,000	-

Total Warrants

(Cost $10)		-

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 7.4%
ABN-AMRO Bank, Amsterdam,
Eurodollar Time Deposit,

5.50%, 10/1/07	$138,003	138,003

Total Short-Term Investment

(Cost $138,003)		138,003

Total Investments - 98.2%

(Cost $1,834,476)		1,823,248

Other Assets less Liabilities - 1.8%		33,199

NET ASSETS - 100.0%		$1,856,447

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

(2)	Restricted security that has been deemed illiquid. At September 30, 2007, the value of these restricted illiquid securities amounted to approximately $91,160,000 or 4.9% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION

	AND	ACQUISITION

	ENFORECEABLE	COST

SECURITY	DATE	(000S)

Basell AF SCA,
8.38%, 8/15/15	12/1/05-8/21/07	$13,194

Bombardier, Inc.,
6.75%, 5/1/12	12/8/05-6/5/06	9,940

Buffalo Thunder Development Authority,
9.38%, 12/15/14	12/8/06-3/20/07	9,688

Chukchansi Economic Development
Authority,
8.00%, 11/15/13	12/5/05-4/18/07	9,196

Galaxy Entertainment Finance Co. Ltd.,
9.88%, 12/15/12	12/7/05-11/30/06	10,478

Intergen N.V.,
9.00%, 6/30/17	7/23/07	12,895

Invista,
9.25%, 5/1/12	4/23/04-4/18/07	13,284

Open Solutions, Inc.,
9.75%, 2/1/15	1/18/07-3/16/07	6,997

Packaging Dynamics Finance Corp.,
10.00%, 5/1/16	4/13/06-4/12/07	6,105

(3) When - Issued Security
At September 30, 2007, the credit quality distribution for the High Yield Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
BB	22.1%

B	52.6

CCC	16.4

Not Rated	1.6

Cash and Equivalents	7.3

Total	100.0%

*	Standard & Poor’s Rating Services

     See Notes to the Financial Statements.
FIXED INCOME FUNDS      46     NORTHERN FUNDS SEMIANNUAL REPORT

fixed income funds

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
   SHORT – INTERMEDIATE U.S. GOVERNMENT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 50.1%(1)

Fannie Mae - 19.3%

5.08%, 5/14/10	$1,500	$1,513

4.38%, 9/13/10	10,000	9,982

5.63%, 5/19/11	6,000	6,114

5.75%, 2/13/17	4,000	4,028

Pool #555649,

7.50%, 10/1/32	189	198

Pool #869217,

5.46%, 2/1/36	3,048	3,061

Pool #893082,

5.84%, 9/1/36	1,193	1,203

Pool TBA, (2)

5.50%, 10/15/33	8,725	8,545

6.00%, 10/15/33	6,812	6,821

		41,465

Federal Farm Credit Bank - 2.2%

4.50%, 10/17/12	4,700	4,675

Federal Home Loan Bank - 7.8%

5.00%, 10/16/09	6,510	6,541

5.20%, 9/10/10	10,100	10,154

		16,695

Freddie Mac - 16.9%

5.00%, 6/11/09	16,000	16,147

5.25%, 10/6/11	8,175	8,231

5.30%, 1/9/12	6,700	6,760

5.60%, 9/26/13	775	781

Pool #1J0365,

5.93%, 4/1/37	1,988	2,008

Pool #410092,

7.13%, 11/1/24	19	20

Series 2944, Class WD,

5.50%, 11/15/28	2,365	2,369

		36,316

Freddie Mac Gold - 0.8%

Pool #E91020,

5.50%, 8/1/17	1,769	1,769

Small Business Administration - 3.1%

Participation Certificates,

Series 2005-20L, Class 1,

5.39%, 12/1/25	1,427	1,436

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 50.1%(1) – CONTINUED

Small Business Administration - 3.1% - (continued)

Participation Certificates,

Series 2006-20B, Class 1,

5.35%, 2/1/26	$1,305	$1,315

Participation Certificates,

Series 2006-20D, Class 1,

5.64%, 4/1/26	1,962	1,995

Series 2005-P10B, Class 1,

4.94%, 8/10/15	1,861	1,835

		6,581

Total U.S. Government Agencies

(Cost $107,239)		107,501

U.S. GOVERNMENT OBLIGATIONS - 26.9%

U.S. Treasury Inflation Indexed Bond - 2.3%

3.00%, 7/15/12	4,076	4,915

U.S. Treasury Notes - 24.6%

4.00%, 8/31/09	20,206	20,220

4.13%, 8/31/12	32,637	32,504

		52,724

Total U.S. Government Obligations

(Cost $57,382)		57,639

SHORT-TERM INVESTMENT - 29.1%

FHLB Discount Note,

4.06%, 10/1/07	62,325	62,325

Total Short-Term Investment

(Cost $62,325)		62,325

Total Investments - 106.1%

(Cost $226,946)		227,465

Liabilities less Other Assets- (6.1)%		(13,105)

NET ASSETS - 100.0%		$214,360
(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	When-Issued Security
Percentages shown are based on Net Assets.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     47      FIXED INCOME FUNDS

fixed income funds

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
      SHORT — INTERMEDIATE U.S. GOVERNMENT FUND (continued)

At September 30, 2007, the credit quality distribution for the Short-Intermediate U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%

AAA	100.0%

Total	100.0%
*	Standard & Poor’s Rating Services

See Notes to the Financial Statements.
FIXED INCOME FUNDS      48      NORTHERN FUNDS SEMIANNUAL REPORT

fixed income funds

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
U.S. GOVERNMENT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 65.4%(1)

Fannie Mae - 27.9%

5.08%, 5/14/10	$1,500	$1,513

6.00%, 8/22/16	7,200	7,278

5.75%, 2/13/17	4,000	4,028

5.00%, 5/11/17	6,500	6,505

Pool #555649,

7.50%, 10/1/32	310	325

Pool #869217,

5.46%, 2/1/36	3,472	3,487

Pool #893082,

5.84%, 9/1/36	1,308	1,318

Pool TBA, (2)

5.50%, 10/15/33	8,800	8,618

6.00%, 10/15/33	6,417	6,425

		39,497

Federal Farm Credit Bank - 6.2%

4.50%, 10/17/12	8,800	8,754

Federal Home Loan Bank - 6.0%

5.20%, 9/10/10	8,500	8,545

Freddie Mac - 18.0%

5.00%, 6/11/09	5,000	5,046

5.40%, 7/16/09	2,500	2,517

5.25%, 9/3/10	2,300	2,314

5.25%, 10/6/11	2,000	2,014

5.60%, 9/26/13	800	806

5.30%, 1/9/12	7,200	7,265

Pool #1J0365,

5.93%, 4/1/37	2,236	2,259

Pool #410092,

7.13%, 11/1/24	81	83

Series 2944, Class WD,

5.50%, 11/15/28	3,125	3,130

		25,434

Government National Mortgage Association - 0.0%

Pool #268360,

10.00%, 4/15/19	24	27

Pool #270288,

10.00%, 6/15/19	25	29

		56

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES - 65.4%(1) – CONTINUED

Small Business Administration - 7.3%

Participation Certificates,

Series 2005-20L, Class 1,

5.39%, 12/1/25	$1,752	$1,763

Participation Certificates,

Series 2006-20B, Class 1,

5.35%, 2/1/26	1,584	1,597

Participation Certificates,

Series 2006-20D, Class 1,

5.64%, 4/1/26	1,775	1,805

Participation Certificates,

Series 2006-20G, Class 1,

6.07%, 7/1/26	2,832	2,928

Series 2005-P10B, Class 1,

4.94%, 8/10/15	2,279	2,247

		10,340

Total U.S. Government Agencies

(Cost $92,331)		92,626

U.S. GOVERNMENT OBLIGATIONS - 28.7%

U.S. Treasury Inflation Indexed Notes - 18.4%

3.00%, 7/15/12	17,175	20,709

2.63%, 7/15/17	5,267	5,457

		26,166

U.S. Treasury Note - 10.3%

4.13%, 8/31/12	14,602	14,542

Total U.S. Government Obligations

(Cost $40,231)		40,708

SHORT-TERM INVESTMENT - 14.8%

FHLB Discount Note,

4.06%, 10/1/07	21,022	21,022

Total Short-Term Investment

(Cost $21,022)		21,022

Total Investments - 108.9%

(Cost $153,584)		154,356

Liabilities less Other Assets — (8.9)%		(12,599)

NET ASSETS - 100.0%		$141,757

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     49      FIXED INCOME FUNDS

fixed income funds

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

U.S. GOVERNMENT FUND (continued)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	When-Issued Security
Percentages shown are based on Net Assets.
At September 30, 2007, the credit quality distribution for the U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%

AAA	100.0%

Total	100.0%
*	Standard & Poor’s Rating Services

See Notes to the Financial Statements.
FIXED INCOME FUNDS      50      NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

1 ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2007 the Trust includes 37 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index, Fixed Income, Global Fixed Income, High Yield Fixed Income, Short-Intermediate U.S. Government and U.S. Government Funds (collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Global Fixed Income Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL”), each a direct subsidiary of The Northern Trust Company (“Northern Trust”), serve jointly as the investment advisers of the Global Fixed Income Fund. NTI serves as the investment adviser for each of the other Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. (“PFPC”) serve as the Trust’s co-administrators, and Northern Fund Distributors, LLC is the Trust’s distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES – Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by

NORTHERN FUNDS SEMIANNUAL REPORT  51 FIXED INCOME FUNDS

FIXED INCOME FUNDS

 NOTES TO THE FINANCIAL STATEMENTS (continued)

other unaffiliated investment companies and investors to price the same investments.

B) FOREIGN CURRENCY TRANSLATIONS – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

C) MORTGAGE DOLLAR ROLLS – The Funds may enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS – Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

E) WHEN-ISSUED/ DELAYED DELIVERY SECURITIES – Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued securities at September 30, 2007, if any, are noted in each of the Funds’ Schedules of Investments and Statements of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME – Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Cost of investments includes amortization of premiums and accretion of discounts.

G) EXPENSES – Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among the Funds in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES – The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the

FIXED INCOME FUNDS  52 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

Redemption fees for the six months ended September 30, 2007, were approximately $12,000 for the High Yield Fixed Income Fund. This amount is included in “Proceeds from Shares Sold” in Note 6 – Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

I) DISTRIBUTIONS TO SHAREHOLDERS – Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION	PAYMENT
	FREQUENCY	FREQUENCY

Bond Index	DAILY	MONTHLY
Fixed Income	DAILY	MONTHLY
Global Fixed Income	ANNUALLY	ANNUALLY
High Yield Fixed Income	DAILY	MONTHLY
Short-Intermediate U.S. Government	DAILY	MONTHLY
U.S. Government	DAILY	MONTHLY

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts.

J) FEDERAL INCOME TAXES – No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2006, through the fiscal year ended March 31, 2007, the following Funds incurred net capital losses and/or net currency losses for which each Fund intends to treat as having been incurred in the next fiscal year:

Amounts in thousands

Fixed Income	$139
Short-Intermediate U.S. Government	142
U.S. Government	172

At March 31, 2007, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

	MAR. 31,	MAR. 31,	MAR. 31,	MAR. 31,	MAR. 31,
Amounts in thousands	2011	2012	2013	2014	2015

Bond Index	$ –	$ –	$ –	$ –	$36
Fixed Income	–	–	–	2,863	5,200
Global Fixed Income	–	192	–	–	158
High Yield Fixed Income	23,434	–	–	3,599	–
Short-Intermediate U.S. Government	–	–	1,737	1,972	1,979
U.S. Government	–	–	1,171	135	3,094

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2007, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED

			LONG-TERM
	TAX-EXEMPT	ORDINARY	CAPITAL	UNREALIZED
Amounts in thousands	INCOME	INCOME*	GAINS	GAINS (LOSSES)

Bond Index	$ –	$110	$ –	$(870)
Fixed Income	–	785	–	(2,700)
Global Fixed Income	–	223	–	1,308
High Yield Fixed Income	–	1,245	–	32,546
Short-Intermediate U.S. Government	–	73	–	(67)
U.S. Government	–	498	–	233

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN FUNDS SEMIANNUAL REPORT  53 FIXED INCOME FUNDS

FIXED INCOME FUNDS

 NOTES TO THE FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal year ended March 31, 2007, was as follows:

	DISTRIBUTIONS FROM

	TAX-EXEMPT	ORDINARY	LONG-TERM
Amounts in thousands	INCOME	INCOME*	CAPITAL GAINS

Bond Index	$ –	$434	$ –
Fixed Income	–	42,133	–
Global Fixed Income	–	1,258	–
High Yield Fixed Income	–	114,501	–
Short-Intermediate U.S. Government	–	5,541	–
U.S. Government	–	6,006	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2006, was as follows:

	DISTRIBUTIONS FROM

	TAX-EXEMPT	ORDINARY	LONG-TERM
Amounts in thousands	INCOME	INCOME*	CAPITAL GAINS

Fixed Income	$ –	$32,130	$1,310
Global Fixed Income	–	925	–
High Yield Fixed Income	–	68,029	–
Short-Intermediate U.S. Government	–	4,609	–
U.S. Government	–	6,248	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Funds’ financial statements.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2007, the Funds did not have any outstanding loans.

Interest expense for the six months ended September 30, 2007, was less than $1,000 for the Global Fixed Income Fund. When utilized, the average dollar amount of the Fund’s borrowings was $200,000 and the weighted average interest rate on these borrowings was 5.82 percent.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). For the six months ended September 30, 2007, the investment advisers agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

	ANNUAL
	ADVISORY	EXPENSE
	FEES	LIMITATIONS

Bond Index	0.15%	0.25%
Fixed Income	0.70%	0.90%
Global Fixed Income	0.85%	1.15%
High Yield Fixed Income	0.70%	0.90%
Short-Intermediate U.S. Government	0.70%	0.90%
U.S. Government	0.70%	0.90%

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable

FIXED INCOME FUNDS  54 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. The Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5 INVESTMENT TRANSACTIONS

For the six months ended September 30, 2007, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Bond Index	$372,746	$46,002	$219,243	$450
Fixed Income	3,452,911	271,532	3,069,578	527,159
Global Fixed Income	2,898	2,179	2,014	3,440
High Yield Fixed Income	–	538,776	–	493,384
Short-Intermediate U.S. Government	767,765	–	692,768	–
U.S. Government	878,717	–	857,236	–

At September 30, 2007, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

	UNREALIZED	UNREALIZED	NET APPRECIATION	COST BASIS
Amounts in thousands	APPRECIATION	DEPRECIATION	(DEPRECIATION)	OF SECURITIES

Bond Index	$2,562	$(1,617)	$945	$392,088
Fixed Income	4,613	(8,460)	(3,847)	1,293,415
Global Fixed Income	2,663	(159)	2,504	27,370
High Yield Fixed Income	21,260	(32,488)	(11,228)	1,834,476
Short-Intermediate U.S. Government	716	(197)	519	226,946
U.S. Government	936	(164)	772	153,584

NORTHERN FUNDS SEMIANNUAL REPORT  55 FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS (continued)	SEPTEMBER 30, 2007 (UNAUDITED)

6 CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2007, were as follows:

		PROCEEDS	SHARES FROM			PAYMENTS	INCREASE	INCREASE
	SHARES	FROM	REINVESTED	REINVESTMENT	SHARES	FOR SHARES	(DECREASE)	(DECREASE)
Amounts in thousands	SOLD	SHARES SOLD	DIVIDENDS	OF DIVIDENDS	REDEEMED	REDEEMED	IN SHARES	IN NET ASSETS

Bond Index	21,445	$211,059	118	$1,163	(2,231)	$(21,966)	19,332	$190,256
Fixed Income	20,555	199,643	299	2,900	(14,669)	(142,224)	6,185	60,319
Global Fixed Income	402	4,341	—	—	(452)	(4,781)	(50)	(440)
High Yield Fixed Income	35,418	285,860	1,526	12,337	(26,034)	(210,425)	10,910	87,772
Short-Intermediate U.S. Government	10,201	101,421	68	678	(1,518)	(15,086)	8,751	87,013
U.S. Government	1,676	16,277	63	611	(1,826)	(17,757)	(87)	(869)

Transactions in capital shares for the fiscal year ended March 31, 2007, were as follows:

		PROCEEDS	SHARES FROM			PAYMENTS	INCREASE	INCREASE
	SHARES	FROM	REINVESTED	REINVESTMENT	SHARES	FOR SHARES	(DECREASE)	(DECREASE)
Amounts in thousands	SOLD	SHARES SOLD	DIVIDENDS	OF DIVIDENDS	REDEEMED	REDEEMED	IN SHARES	IN NET ASSETS

Bond Index	16,994	$169,771	13	$134	(74)	$(740)	16,933	$169,165
Fixed Income	44,542	435,834	501	4,894	(18,026)	(176,250)	27,017	264,478
Global Fixed Income	1,151	12,366	18	185	(1,579)	(16,946)	(410)	(4,395)
High Yield Fixed Income	93,478	755,196	2,573	20,745	(49,280)	(397,849)	46,771	378,092
Short-Intermediate U.S. Government	4,855	48,268	159	1,575	(6,455)	(64,144)	(1,441)	(14,301)
U.S. Government	4,564	44,553	128	1,244	(6,343)	(61,753)	(1,651)	(15,956)

7 NEW ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statements and financial disclosures, if any.

FIXED INCOME FUNDS  56 NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

FUND EXPENSES	SEPTEMBER 30, 2007 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income Fund; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/07 - 9/30/07” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 52), if any, in the High Yield Fixed Income Fund. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Bond Index

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.25%	$1,000.00	$1,021.60	$1.27
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27 **

Fixed Income

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.90%	$1,000.00	$1,005.80	$4.53
Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56 **

Global Fixed Income

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	1.15%	$1,000.00	$1,048.80	$5.91
Hypothetical	1.15%	$1,000.00	$1,019.30	$5.82 **

High Yield Fixed Income

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.90%	$1,000.00	$1,006.60	$4.53
Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56 **

Short-Intermediate U.S. Government

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.90%	$1,000.00	$1,019.10	$4.56
Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56 **

U.S. Government

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	0.90%	$1,000.00	$1,017.00	$4.55
Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56 **

*	Expenses are calculated using the Funds’ annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the six months ended September 30, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT  57 FIXED INCOME FUNDS

FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2007 (UNAUDITED)

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

FHLB	Federal Home Loan Bank

G.O.	General Obligation

FIXED INCOME FUNDS  58 NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT  59 FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

  PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS  60 NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/No bank guarantee

2	STATEMENTS OF ASSETS AND LIABILITIES
4	STATEMENTS OF OPERATIONS
6	STATEMENTS OF CHANGES IN NET ASSETS
8	FINANCIAL HIGHLIGHTS
15	SCHEDULES OF INVESTMENTS
	15	ARIZONA TAX-EXEMPT FUND
	18	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
	23	CALIFORNIA TAX-EXEMPT FUND
	28	HIGH YIELD MUNICIPAL FUND
	39	INTERMEDIATE TAX-EXEMPT FUND
	48	SHORT-INTERMEDIATE TAX-EXEMPT FUND
	52	TAX-EXEMPT FUND
61	NOTES TO THE FINANCIAL STATEMENTS
66	FUND EXPENSES
67	ABBREVIATIONS AND OTHER INFORMATION
68	TRUSTEES AND OFFICERS
	68	APPROVAL OF ADVISORY AGREEMENT
72	FOR MORE INFORMATION

NORTHERN FUNDS SEMIANNUAL REPORT   1  TAX-EXEMPT FIXED INCOME FUNDS

   tax - exempt fixed income funds

STATEMENTS OF ASSETS AND LIABILITIES

		CALIFORNIA
	ARIZONA	INTERMEDIATE
Amounts in thousands, except per share data	TAX-EXEMPT FUND	TAX-EXEMPT FUND

ASSETS:

Investments, at cost	$58,861	$128,555

Investments, at value	$60,399	$130,437

Cash	9	4,679

Interest income receivable	744	1,422

Dividend income receivable	1	-

Receivable for securities sold	-	-

Receivable for fund shares sold	256	-

Receivable from investment adviser	2	3

Prepaid and other assets	5	6

Total Assets	61,416	136,547

LIABILITIES:

Payable for securities purchased	-	5,137

Payable for when-issued securities	-	2,623

Payable for fund shares redeemed	-	66

Distributions to shareholders	39	77

Payable to affiliates:

Investment advisory fees	6	12

Co-administration fees	1	3

Custody and accounting fees	1	-

Transfer agent fees	1	2

Trustee fees	1	2

Accrued other liabilities	14	14

Total Liabilities	63	7,936

Net Assets	$61,353	$128,611

ANALYSIS OF NET ASSETS:

Capital stock	$59,661	$127,049

Accumulated undistributed net investment income (loss)	-	-

Accumulated undistributed net realized gain (loss)	154	(320)

Net unrealized appreciation (depreciation)	1,538	1,882

Net Assets	$61,353	$128,611

Shares Outstanding ($.0001 par value, unlimited authorization)	6,009	12,740

Net Asset Value, Redemption and Offering Price Per Share:	$10.21	$10.09

    See Notes to the Financial Statements.
tax-exempt income funds      2     northern funds semiannual report

SEPTEMBER 30, 2007 (UNAUDITED)

			SHORT-
CALIFORNIA	HIGH YIELD	INTERMEDIATE	INTERMEDIATE
TAX-EXEMPT	MUNICIPAL	TAX-EXEMPT	TAX-EXEMPT	TAX-EXEMPT
FUND	FUND	FUND	FUND	FUND

$130,813	$353,023	$658,455	$79,518	$644,793

$134,549	$350,957	$665,991	$79,777	$662,454

853	-	10,799	2,286	5,742

1,620	5,373	8,217	716	8,111

-	40	37	1	33

-	-	16,681	-	19,296

202	357	940	797	1,220

3	5	10	3	11

5	5	10	16	11

137,232	356,737	702,685	83,596	696,878

3,825	313	15,674	-	10,683

3,684	2,784	17,612	5,857	21,639

96	220	947	4	684

83	258	395	42	415

13	38	60	6	60

3	9	17	2	16

-	-	-	1	-

2	6	11	1	11

1	1	4	1	3

18	35	33	5	45

7,725	3,664	34,753	5,919	33,556

$129,507	$353,073	$667,932	$77,677	$663,322

$125,131	$359,320	$663,332	$77,418	$647,817

-	-	77	-	(67)

640	(4,181)	(3,013)	-	(2,089)

3,736	(2,066)	7,536	259	17,661

$129,507	$353,073	$667,932	$77,677	$663,322

11,972	37,120	65,974	7,733	63,994

$10.82	$9.51	$10.12	$10.04	$10.37

See Notes to the Financial Statements.
northern funds semiannual report     3     tax - exempt fixed in come funds

   tax - exempt fixed income funds

STATEMENTS OF OPERATIONS

		CALIFORNIA
	ARIZONA	INTERMEDIATE
	TAX-EXEMPT	TAX-EXEMPT
Amounts in thousands	FUND	FUND

INVESTMENT INCOME:

Interest income	$1,312	$2,684

Dividend income	25	-

Total Investment Income	1,337	2,684

EXPENSES:

Investment advisory fees	157	334

Co-administration fees	43	91

Custody fees	12	12

Accounting fees	13	15

Transfer agent fees	28	61

Registration fees	6	4

Printing fees	11	11

Professional fees	7	7

Trustee fees and expenses	3	3

Shareholder servicing fees	-	-

Other	4	4

Total Expenses	284	542

Less expenses reimbursed by investment adviser	(69)	(85)

Less custodian credits	(1)	(2)

Net Expenses	214	455

Net Investment Income	1,123	2,229

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized losses on investments	(142)	(375)

Net change in unrealized appreciation (depreciation) on investments	(185)	(632)

Net Gains (Losses) on Investments	(327)	(1,007)

Net Increase (Decrease) in Net Assets Resulting from Operations	$796	$1,222

(1) Commenced investment operations on August 23, 2007.
   See Notes to the Financial Statements.
tax - exempt fixed income funds     4     northern funds semiannual report

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

			SHORT-
CALIFORNIA	HIGH YIELD	INTERMEDIATE	INTERMEDIATE
TAX-EXEMPT	MUNICIPAL	TAX-EXEMPT	TAX-EXEMPT	TAX-EXEMPT
FUND	FUND	FUND	FUND (1)	FUND

$2,911	$8,649	$14,131	$270	$14,269

-	192	322	1	266

2,911	8,841	14,453	271	14,535

335	1,102	1,807	33	1,713

92	254	493	10	467

12	24	42	3	40

15	25	41	3	38

61	170	328	7	311

4	10	11	4	11
11	10	23	3	23

7	7	13	2	13

3	3	6	1	6

3	24	5	-	14

4	4	8	-	8

547	1,633	2,777	66	2,644

(89)	(189)	(307)	(19)	(304)

(1)	(3)	(6)	-	(5)

457	1,441	2,464	47	2,335

2,454	7,400	11,989	224	12,200

(75)	(1,801)	(4,527)	-	(4,037)

(883)	(11,612)	1,791	259	(483)

(958)	(13,413)	(2,736)	259	(4,520)

$1,496	$(6,013)	$9,253	$483	$7,680

See Notes to the Financial Statements.
northern funds semiannual report     5     tax - exempt fixed in come funds

   tax - exempt fixed income funds

STATEMENTS OF CHANGES IN NET ASSETS

			CALIFORNIA
	ARIZONA		INTERMEDIATE
	TAX-EXEMPT		TAX-EXEMPT
	FUND		FUND

	SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,
Amounts in thousands	2007	2007	2007	2007

OPERATIONS:

Net investment income	$1,123	$2,079	$2,229	$3,184

Net realized gains (losses)	(142)	505	(375)	112

Net change in unrealized appreciation (depreciation)	(185)	(305)	(632)	113

Net Increase (Decrease) in Net Assets Resulting from Operations	796	2,279	1,222	3,409

CAPITAL SHARE TRANSACTIONS:

Net increase in net assets resulting from capital share transactions	8,444	1,072	16,933	38,099

Net Increase in Net Assets Resulting from Capital Share Transactions	8,444	1,072	16,933	38,099

DISTRIBUTIONS PAID:

From net investment income	(1,123)	(2,079)	(2,229)	(3,184)

From net realized gains	-	(269)	-	(73)

Total Distributions Paid	(1,123)	(2,348)	(2,229)	(3,257)

Total Increase in Net Assets	8,117	1,003	15,926	38,251

NET ASSETS:

Beginning of period	53,236	52,233	112,685	74,434

End of period	$61,353	$53,236	$128,611	$112,685

Accumulated Undistributed Net Investment Income (Loss)	$-	$-	$-	$-

(1) Commenced investment operations on August 23, 2007.
   See Notes to the Financial Statements.
tax - exempt fixed in come funds      6     northern funds semiannual report

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED) OR FISCAL YEAR ENDED MARCH 31, 2007

						SHORT-
CALIFORNIA		HIGH YIELD		INTERMEDIATE		INTERMEDIATE
TAX-EXEMPT		MUNICIPAL		TAX-EXEMPT		TAX-EXEMPT	TAX-EXEMPT
FUND		FUND		FUND		FUND	FUND

SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,	SEPT. 30,	MARCH 31,	SEPT. 30,	SEPT. 30,	MARCH 31 ,
2007	2007	2007	2007	2007	2007	2007(1)	2007	2007

$2,454	$4,101	$7,400	$11,669	$11,989	$20,681	$224	$12,200	$20,645

(75)	949	(1,801)	(170)	(4,527)	5,907	-	(4,037)	6,355

(883)	(742)	(11,612)	5,349	1,791	(2,380)	259	(483)	(2,550)

1,496	4,308	(6,013)	16,848	9,253	24,208	483	7,680	24,450

18,983	19,918	44,695	82,320	30,714	81,224	77,418	87,255	104,805

18,983	19,918	44,695	82,320	30,714	81,224	77,418	87,255	104,805

(2,454)	(4,101)	(7,400)	(11,669)	(11,989)	(20,681)	(224)	(12,200)	(20,645)

-	(404)	-	-	-	(5,289)	-	-	(5,318)

(2,454)	(4,505)	(7,400)	(11,669)	(11,989)	(25,970)	(224)	(12,200)	(25,963)

18,025	19,721	31,282	87,499	27,978	79,462	77,677	82,735	103,292

111,482	91,761	321,791	234,292	639,954	560,492	-	580,587	477,295
$129,507	111,482	$353,073	321,791	$667,932	639,954	$77,677	$663,322	$580,587

$-	$-	$-	$-	$77	$77	$-	$(67)	$(67)

See Notes to the Financial Statements.
northern funds semiannual report     7      tax - exempt fixed in come funds

     tax - exempt fixed income funds

FINANCIAL HIGHLIGHTS

	ARIZONA TAX-EXEMPT FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$10.28	$10.29	$10.51	$10.86	$10.88	$10.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.20	0.41	0.41	0.41	0.44	0.42
Net realized and unrealized gains (losses)	(0.07)	0.04	(0.13)	(0.26)	0.02	0.60

Total from Investment Operations	0.13	0.45	0.28	0.15	0.46	1.02

LESS DISTRIBUTIONS PAID:

From net investment income	(0.20)	(0.41)	(0.41)	(0.41)	(0.44)	(0.42)

From net realized gains	-	(0.05)	(0.09)	(0.09)	(0.04)	(0.18)

Total Distributions Paid	(0.20)	(0.46)	(0.50)	(0.50)	(0.48)	(0.60)

Net Asset Value, End of Period	$10.21	$10.28	$10.29	$10.51	$10.86	$10.88

Total Return (1)	1.30%	4.50%	2.70%	1.44%	4.28%	9.87%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$61,353	$53,236	$52,233	$65,037	$77,803	$82,177

Ratio to average net assets of: (2)

Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.85%	0.85%	0.85%	0.85%

Expenses, before waivers, reimbursements and credits	0.99%	1.01%	1.11%	1.11%	1.12%	1.12%

Net investment income, net of waivers, reimbursements and credits	3.93%	4.00%	3.88%	3.87%	4.04%	3.85%

Net investment income, before waivers, reimbursements and credits	3.69%	3.74%	3.62%	3.61%	3.77%	3.58%

Portfolio Turnover Rate	99.64%	67.02%	28.99%	36.84%	61.67%	115.89%

(1)  Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
See Notes to the Financial Statements.
tax - exempt fixed income funds      8      northern funds semiannual report

	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$10.19	$10.15	$10.29	$10.61	$10.62	$10.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.18	0.38	0.39	0.38	0.36	0.37
Net realized and unrealized gains (losses)	(0.10)	0.05	(0.11)	(0.26)	0.07	0.54

Total from Investment Operations	0.08	0.43	0.28	0.12	0.43	0.91

LESS DISTRIBUTIONS PAID:

From net investment income	(0.18)	(0.38)	(0.39)	(0.38)	(0.36)	(0.37)

From net realized gains	-	(0.01)	(0.03)	(0.06)	(0.08)	(0.18)

Total Distributions Paid	(0.18)	(0.39)	(0.42)	(0.44)	(0.44)	(0.55)

Net Asset Value, End of Period	$10.09	$10.19	$10.15	$10.29	$10.61	$10.62

Total Return (1)	0.86%	4.29%	2.70%	1.09%	4.13%	9.06%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$128,611	$112,685	$74,434	$70,277	$74,824	$82,430

Ratio to average net assets of: (2)

Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.85%	0.85%	0.85%	0.85%

Expenses, before waivers, reimbursements and credits	0.89%	0.93%	1.08%	1.10%	1.11%	1.10%

Net investment income, net of waivers, reimbursements and credits	3.67%	3.72%	3.76%	3.62%	3.42%	3.50%

Net investment income, before waivers, reimbursements and credits	3.53%	3.54%	3.53%	3.37%	3.16%	3.25%

Portfolio Turnover Rate	40.58%	41.71%	31.34%	86.88%	108.29%	136.67%

(1)  Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)      Annualized for periods less than one year.
See Notes to the Financial Statements.
northern funds semiannual report     9     tax - exempt fixed income funds

     tax - exempt fixed income funds

FINANCIAL HIGHLIGHTS (continued)

			CALIFORNIA TAX-EXEMPT FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$10.92	$10.93	$11.01	$11.30	$11.32	$10.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.22	0.46	0.45	0.46	0.45	0.44

Net realized and unrealized gains (losses)	(0.10)	0.03	(0.03)	(0.18)	0.13	0.71

Total from Investment Operations	0.12	0.49	0.42	0.28	0.58	1.15

LESS DISTRIBUTIONS PAID:

From net investment income	(0.22)	(0.46)	(0.45)	(0.46)	(0.45)	(0.44)

From net realized gains	-	(0.04)	(0.05)	(0.11)	(0.15)	(0.18)

Total Distributions Paid	(0.22)	(0.50)	(0.50)	(0.57)	(0.60)	(0.62)

Net Asset Value, End of Period	$10.82	$10.92	$10.93	$11.01	$11.30	$11.32

Total Return (1)	1.10%	4.54%	3.93%	2.56%	5.24%	10.88%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$129,507	$111,482	$91,761	$95,360	$113,845	$125,574

Ratio to average net assets of: (2)

Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.85%	0.85%	0.85%	0.85%

Expenses, before waivers, reimbursements and credits	0.90%	0.92%	1.05%	1.08%	1.08%	1.08%

Net investment income, net of waivers, reimbursements and credits	4.02%	4.14%	4.09%	4.11%	3.95%	3.97%

Net investment income, before waivers, reimbursements and credits	3.87%	3.97%	3.89%	3.88%	3.72%	3.74%

Portfolio Turnover Rate	28.78%	48.72%	21.04%	70.99%	144.30%	166.17%

(1)  Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
See Notes to the Financial Statements.
tax - exempt fixed in come funds     10     northern funds semiannual report

	HIGH YIELD MUNICIPAL FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$9.89	$9.69	$9.63	$9.61	$9.36	$9.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.21	0.42	0.42	0.42	0.44	0.46

Net realized and unrealized gains (losses)	(0.38)	0.20	0.06	0.02	0.25	0.20

Total from Investment Operations	(0.17)	0.62	0.48	0.44	0.69	0.66

LESS DISTRIBUTIONS PAID:

From net investment income	(0.21)	(0.42)	(0.42)	(0.42)	(0.44)	(0.46)

Total Distributions Paid	(0.21)	(0.42)	(0.42)	(0.42)	(0.44)	(0.46)

Net Asset Value, End of Period	$9.51	$9.89	$9.69	$9.63	$9.61	$9.36

Total Return (1)	(1.71)%	6.53%	5.00%	4.75%	7.53%	7.36%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$353,073	$321,791	$234,292	$124,859	$89,919	$52,245
Ratio to average net assets of: (2)

Expenses, net of waivers, reimbursements and credits	0.85%	0.85%	0.85%	0.85%	0.85%	0.85	% (3)

Expenses, before waivers, reimbursements and credits	0.96%	0.98%	1.05%	1.07%	1.12%	1.20%

Net investment income, net of waivers, reimbursements and credits	4.36%	4.29%	4.27%	4.43%	4.63%	4.95%

Net investment income, before waivers, reimbursements and credits	4.25%	4.16%	4.07%	4.21%	4.36%	4.60%

Portfolio Turnover Rate	13.32%	13.20%	12.95%	19.34%	16.56%	29.13%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $23,000 or 0.05% of average net assets for the fiscal year ended March 31, 2003. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
See Notes to the Financial Statements.
northern funds semiannual report     11     tax - exempt fixed in come funds

   tax - exempt fixed income funds

FINANCIAL HIGHLIGHTS (continued)

			INTERMEDIATE TAX-EXEMPT FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$10.16	$10.18	$10.30	$10.57	$10.64	$10.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.18	0.37	0.34	0.33	0.33	0.36

Net realized and unrealized gains (losses)	(0.04)	0.07	(0.08)	(0.18)	0.14	0.61

Total from Investment Operations	0.14	0.44	0.26	0.15	0.47	0.97

LESS DISTRIBUTIONS PAID:

From net investment income	(0.18)	(0.37)	(0.34)	(0.33)	(0.33)	(0.36)

From net realized gains	-	(0.09)	(0.04)	(0.09)	(0.21)	(0.23)

Total Distributions Paid	(0.18)	(0.46)	(0.38)	(0.42)	(0.54)	(0.59)

Net Asset Value, End of Period	$10.12	$10.16	$10.18	$10.30	$10.57	$10.64

Total Return (1)	1.44%	4.36%	2.56%	1.48%	4.50%	9.61%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$667,932	$639,954	$560,492	$578,274	$631,627	$668,777

Ratio to average net assets of: (2)

Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.85%	0.85%	0.85%	0.85%

Expenses, before waivers, reimbursements and credits	0.85%	0.85%	0.99%	1.01%	1.04%	1.04%

Net investment income, net of waivers, reimbursements and credits	3.65%	3.60%	3.32%	3.21%	3.10%	3.36%

Net investment income, before waivers, reimbursements and credits	3.55%	3.50%	3.18%	3.05%	2.91%	3.17%

Portfolio Turnover Rate	165.70%	281.30%	192.60%	194.77%	274.17%	278.90%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS      12       NORTHERN FUNDS SEMIANNUAL REPORT

SHORT
INTERMEDIATE
TAX-EXEMPT
FUND

PERIOD
ENDED
SEPT. 30,
2007 (3)
Selected per share data	(UNAUDITED)

Net Asset Value, Beginning of Period	$10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income	0.03

Net realized and unrealized gain	0.04

Total from Investment Operations	0.07

LESS DISTRIBUTIONS PAID:

From net investment income	(0.03)

Total Distributions Paid	(0.03)

Net Asset Value, End of Period	$10.04

Total Return (1)	0.76%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$77,677

Ratio to average net assets of: (2)

Expenses, net of reimbursements and credits	0.70%

Expenses, before reimbursements and credits	0.99%

Net investment income, net of reimbursements and credits	3.36%

Net investment income, before reimbursements and credits	3.07%

Portfolio Turnover Rate	0.00%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Commenced investment operations on August 23, 2007.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     13     TAX - EXEMPT FIXED INCOME FUNDS

    tax-exempt fixed income funds

FINANCIAL HIGHLIGHTS (continued)

			TAX-EXEMPT FUND
	SIX MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR	YEAR
	SEPT. 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2007	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
Selected per share data	(UNAUDITED)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$10.45	$10.47	$10.59	$10.98	$10.91	$10.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.20	0.42	0.43	0.44	0.44	0.46

Net realized and unrealized gains (losses)	(0.08)	0.08	(0.06)	(0.21)	0.17	0.59

Total from Investment Operations	0.12	0.50	0.37	0.23	0.61	1.05

LESS DISTRIBUTIONS PAID:

From net investment income	(0.20)	(0.42)	(0.43)	(0.44)	(0.44)	(0.46)

From net realized gains	-	(0.10)	(0.06)	(0.18)	(0.10)	(0.17)

Total Distributions Paid	(0.20)	(0.52)	(0.49)	(0.62)	(0.54)	(0.63)

Net Asset Value, End of Period	$10.37	$10.45	$10.47	$10.59	$10.98	$10.91

Total Return (1)	1.20%	4.88%	3.50%	2.18%	5.67%	10.17%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$663,322	$580,587	$477,295	$468,179	$522,221	$549,211

Ratio to average net assets of: (2)

Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.85%	0.85%	0.85%	0.85%

Expenses, before waivers, reimbursements and credits	0.85%	0.86%	1.00%	1.01%	1.05%	1.05%

Net investment income, net of waivers, reimbursements and credits	3.92%	3.97%	4.04%	4.12%	3.98%	4.23%

Net investment income, before waivers, reimbursements and credits	3.82%	3.86%	3.89%	3.96%	3.78%	4.03%

Portfolio Turnover Rate	161.57%	260.99%	163.06%	150.48%	230.83%	208.04%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS     14     NORTHERN FUNDS SEMIANNUAL REPORT

tax-exempt fixed income funds

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
       ARIZONA TAX-EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9%

Arizona - 86.1%

Arizona State Transportation Board
Highway Revenue Bonds,

5.00%, 7/1/20	$35	$37

Arizona State Transportation Board
Highway Revenue Bonds,
Prerefunded,

5.75%, 7/1/09	2,040	2,118

Arizona State University COP,
Research Infrastructure Project
(AMBAC Insured),

5.00%, 9/1/30	2,000	2,055

Arizona State University Revenue
Bonds (FGIC Insured), Prerefunded,

5.50%, 7/1/12	2,160	2,340

Chandler Water & Sewerage Revenue
Bonds (MBIA Insured),

7.25%, 7/1/09	240	255

Downtown Phoenix Hotel Corp.
Revenue Bonds, Series B (FGIC Insured),

5.00%, 7/1/36	1,500	1,539

Glendale G.O. Unlimited Bonds,

2.00%, 7/1/18	2,600	2,082

5.00%, 7/1/21	1,250	1,332

Glendale IDA Revenue Bonds, Series A,
Midwestern University,

4.75%, 5/15/08	425	428

Goodyear G.O. Unlimited Bonds
(MBIA Insured),

5.00%, 7/1/16	1,300	1,413

Maricopa County Elementary School
District No. 8 Osborn G.O. Unlimited
Bonds, Series A, School
Improvement Project 2006 (FSA Insured),

4.50%, 7/1/20	700	715

Maricopa County School District No. 8
Osborn G.O. Unlimited Refunding
Bonds, Bank Qualified (FGIC Insured),

4.70%, 7/1/14	1,000	1,064

Maricopa County Unified School District
No. 80 Chandler Capital Appreciation
G.O. Unlimited Refunding Bonds
(FGIC Insured),

0.00%, 7/1/09	1,000	937

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9% – CONTINUED

Arizona - 86.1% – (continued)

Maricopa County Unified School District
No. 89 Dysart G.O. Unlimited Bonds,
Series B, School Improvement
Project of 2002 (FSA Insured),

5.25%, 7/1/15	$1,600	$1,741

Mesa Utilities System Revenue Bonds
(FGIC Insured), Prerefunded,

5.00%, 7/1/09	30	31

Northern Arizona University COP,
Northern Arizona University
Research Projects (AMBAC Insured),

5.00%, 9/1/26	400	415

Phoenix Civic Improvement Corp. Excise
TRB, Series A, Senior Lien, Municipal
Courthouse Project, Prerefunded,

5.75%, 7/1/09	1,325	1,388

Phoenix Civic Improvement Corp. Excise
TRB, Sub Lien Series B
(MBIA Insured),

5.00%, 7/1/22	1,000	1,060

Phoenix Civic Improvement Corp. Excise
TRB, Subseries A (MBIA Insured),

5.00%, 7/1/18	1,030	1,112

4.75%, 7/1/24	1,250	1,285

Phoenix Civic Improvement Corp.
Municipal Facilities Subordinate
Excise TRB (FGIC Insured),
Prerefunded,

5.75%, 7/1/10	1,000	1,067

Phoenix Civic Improvement Corp.
Transit Excise TRB, Light Rail Project
(AMBAC Insured),

5.00%, 7/1/17	1,000	1,072

5.00%, 7/1/20	1,000	1,050

Phoenix Civic Improvement Corp.
Wastewater System Revenue Bonds,
Junior Lien (FGIC Insured),
Prerefunded,

6.25%, 7/1/10	1,000	1,080

Phoenix Civic Improvement Corp.
Wastewater System Revenue Bonds,
Junior Lien (MBIA Insured),

5.00%, 7/1/28	1,300	1,345

5.00%, 7/1/29	400	414

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     15     TAX - EXEMPT FIXED INCOME FUNDS

    tax-exempt fixed income funds

SCHEDULE OF INVESTMENTS
ARIZONA TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9% – CONTINUED

Arizona - 86.1% – (continued)

Phoenix Civic Improvement Corp. Water
System Revenue Bonds, Junior Lien
(FGIC Insured),

5.50%, 7/1/17	$3,500	$3,760

Phoenix G.O. Limited Refunding Bonds,
Series A,

4.50%, 7/1/15	1,500	1,519

Phoenix G.O. Limited Refunding Bonds,
Series B,

4.50%, 7/1/20	1,100	1,106

Phoenix G.O. Unlimited Bonds,

4.50%, 7/1/22	1,000	1,003

Phoenix G.O. Unlimited Bonds,
Series B, Various Purpose,

5.38%, 7/1/20	1,000	1,070

Pima County G.O. Unlimited Bonds
(FSA Insured),

4.00%, 7/1/14	750	757

Pima County Unified School District No. 6 Marana G.O. Unlimited Refunding Bonds (FGIC Insured),

5.40%, 7/1/14	1,300	1,370

Pima County Unified School District No. 12 Sunnyside G.O. Unlimited Bonds (FGIC Insured), Prerefunded,

5.75%, 7/1/09	2,000	2,077

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (FSA Insured), (1)

5.00%, 7/1/22	1,000	1,083

Salt River Project Agricultural Improvement & Power District Electrical Systems Revenue Refunding Bonds, Series C,

4.90%, 1/1/08	470	471

Scottsdale Municipal Property Corp. Excise Tax Revenue Bonds, Prerefunded,

5.00%, 7/1/16	1,000	1,087

Scottsdale Preservation Authority

Excise TRB (FGIC Insured), Prerefunded,

6.00%, 7/1/08	370	381
Tempe Excise Refunding TRB,

4.50%, 7/1/21	1,220	1,240

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 94.9% – CONTINUED

Arizona - 86.1% – (continued)

Tucson G.O. Unlimited, Series A,

7.25%, 7/1/12	$550	$636

Tucson Water Revenue Bonds,

Series 2005-B (FSA Insured),

5.00%, 7/1/25	1,590	1,674

Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),

5.00%, 7/1/23	1,000	1,057

5.00%, 7/1/24	1,090	1,149

5.00%, 7/1/28	1,945	2,037

		52,852

Puerto Rico - 8.8%

Puerto Rico Commonwealth Highway & Transportation Authority Revenue Refunding Bonds, Series CC (FSA Insured),

5.25%, 7/1/32	2,000	2,223

Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Escrowed to Maturity,

5.50%, 10/1/20	2,500	2,647

5.50%, 10/1/40	500	527

		5,397

Total Municipal Bonds

(Cost $56,711)		58,249

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANIES - 3.5%

AIM Tax-Free Cash Reserve Portfolio	2,147,492	2,147

Dreyfus Tax-Exempt Cash Management Fund	2,602	3

Total Investment Companies

(Cost $2,150)		2,150

Total Investments - 98.4%

(Cost $58,861)		60,399

Other Assets less Liabilities - 1.6%		954

NET ASSETS - 100.0%		$61,353

(1) When-Issued Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS     16     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)
At September 30, 2007, the industry sectors for the Arizona Tax-Exempt
Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.6%

General	13.7

General Obligation	25.1

Higher Education	8.7

School District	14.9

Special Obligation	5.3

Transportation	7.2

Utilities	5.2

Water	9.0

All other sectors less than 5%	4.3

Total	100.0%
At September 30, 2007, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	80.5%

AA	15.3

A	0.7

Cash and Equivalents	3.5

Total	100.0%

*	Standard & Poor’s Rating Services

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     17     TAX - EXEMPT FIXED INCOME FUNDS

    tax-exempt fixed income funds

SCHEDULE OF INVESTMENTS
CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 79.8%

California - 78.4%

Antelope Valley Community College
District G.O. Unlimited Bonds, Series B,
Election 2004 (MBIA Insured),

5.25%, 8/1/39	$1,000	$1,062

Arcade Water District Revenue COP
(FGIC Insured), Prerefunded,

5.00%, 11/1/07	1,000	1,021

Bay Area Governments Association
Infrastructure Financing Authority
Revenue Bonds, Payment Acceleration
Notes (FGIC Insured),

5.00%, 8/1/17	2,430	2,611

Beverly Hills PFA Lease Revenue Bonds,
Capital Improvement Project,

4.50%, 6/1/28	1,000	975

California Health Facilities Financing
Authority Revenue Bonds, Series A,
Sutter Health,

5.25%, 11/15/46	2,500	2,557

California Health Facilities Financing
Authority Revenue Refunding Bonds,
Cedars-Sinai Medical Center,

5.00%, 11/15/13	1,000	1,052

California Infrastructure & Economic
Development Bank Revenue Bonds,
Series A, Scripps Research Institute,

5.75%, 7/1/30	1,000	1,022

California State Department of Water
Resources Power Supply Revenue
Bonds, Series A (AMBAC Insured),

5.50%, 5/1/13	1,500	1,636

5.50%, 5/1/15	2,500	2,715

California State Department of Water
Resources Power Supply Revenue
Bonds, Series A, Prerefunded,

5.38%, 5/1/12	1,745	1,899

California State G.O. Unlimited Bonds,

5.00%, 2/1/20	710	735

5.25%, 2/1/25	1,500	1,577

California State G.O. Unlimited Bonds
(FGIC Insured),

4.75%, 2/1/19	85	87

California State G.O. Unlimited Bonds
(FGIC Insured), Prerefunded,

4.75%, 2/1/09	915	940

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 79.8% – CONTINUED

California - 78.4% – (continued)
California State G.O. Unlimited Refunding
Bonds,

5.00%, 6/1/15	$1,700	$1,831

5.00%, 12/1/16	3,000	3,246

5.00%, 9/1/20	2,055	2,167

5.00%, 3/1/21	1,500	1,563

5.00%, 8/1/22	920	956

California State Public Works Board
Lease Revenue Refunding Bonds,
Series A, Department of Corrections
State Prisons (AMBAC Insured),

5.25%, 12/1/13	1,350	1,439

California State Public Works Board
Lease Revenue Refunding Bonds,
Series H, Department of
Corrections & Rehabilitation,

5.00%, 6/1/19	2,000	2,103

California State Public Works Board
Lease Revenue Refunding Bonds,
Series A, Trustees California State
University,

5.25%, 10/1/14	3,545	3,630

California State Various Purpose
G.O. Unlimited Bonds,

5.25%, 11/1/16	1,450	1,567

5.00%, 12/1/21	2,000	2,101

5.25%, 11/1/24	1,000	1,055

4.75%, 3/1/34	1,000	991

California Statewide Communities
Development Authority Revenue COP,
John Muir/Mount Diablo Health System
(MBIA Insured),

5.50%, 8/15/12	4,030	4,224

California Statewide Communities
Development Authority Student
Housing Revenue Bonds, Series A, East
Campus Apartments LLC
(ACA Insured),

5.00%, 8/1/12	1,775	1,821

Carlsbad Unified School District
G.O. Unlimited Bonds, Election 2006,
Series A (MBIA Insured),

5.25%, 8/1/32	1,500	1,603

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS     18     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 79.8% – CONTINUED

California - 78.4% – (continued)
Contra Costa County Home Mortgage
Revenue Bonds, GNMA Mortgage
Backed Securities Program
(Colld. by GNMA),
Escrowed to Maturity,

7.50%, 5/1/14	$1,000	$1,224

Duarte Redevelopment Agency SFM
Revenue Refunding Bonds, Series B,
Mortgage Backed Securities Program
(Colld. by FNMA), Escrowed to
Maturity,

6.88%, 10/1/11	950	1,068

East Bay Regional Park District G.O.
Unlimited Refunding Bonds,

5.00%, 9/1/17	250	253

Fremont-Newark Community College
District G.O. Unlimited Bonds, Series A
(MBIA Insured),

5.38%, 8/1/18	1,350	1,440

5.38%, 8/1/19	625	667

Glendale Unified School District G.O.
Unlimited Bonds, Series D
(MBIA Insured),

5.38%, 9/1/18	1,000	1,060

Golden State Tobacco Securitization
Corp. Tobacco Settlement Revenue
Bonds, Series A, Enhanced Asset
Backed (AMBAC Insured),

5.00%, 6/1/21	1,000	1,034

Golden State Tobacco Securitization
Corp. Tobacco Settlement Revenue
Bonds, Series B, Enhanced Asset
Backed, Escrowed to Maturity,

5.00%, 6/1/10	2,000	2,072

Imperial Irrigation District COP,
Electric Systems Project,

6.50%, 11/1/07	1,030	1,033

Long Beach Bond Finance Authority
Natural Gas Purpose Revenue Bonds,
Series A, (1)

5.25%, 11/15/20	2,500	2,618

Los Angeles Community College
District G.O. Unlimited Bonds,
Series E, 2003 Election (FSA Insured),

5.00%, 8/1/17	300	326

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 79.8% – CONTINUED

California - 78.4% – (continued)
Los Angeles County Metropolitan
Transportation Authority Sales Tax
Revenue Refunding Bonds, Proposition
C, 2nd Series, Series A (FSA Insured),

4.50%, 7/1/26	$1,000	$1,001

4.50%, 7/1/30	750	738

Los Angeles County Metropolitan
Transportation Authority Sales TRB,
Series B, Property A-First Tier
(FSA Insured),

4.75%, 7/1/15	1,250	1,284

Los Angeles County Metropolitan
Transportation Authority Sales TRB,
Series B, Property A-First Tier
(FSA Insured), Prerefunded,

4.75%, 7/1/09	850	877

Los Angeles Department of Water &
Power Waterworks Revenue Bonds,
Series C (MBIA Insured),

5.00%, 7/1/29	1,300	1,346

Los Angeles Unified School District G.O.
Unlimited Bonds, Election of 1997,
Series F (FGIC Insured), Prerefunded,

5.00%, 7/1/13	545	587

Lucia Mar Unified School District G.O.
Unlimited Refunding Bonds
(FGIC Insured),

5.25%, 8/1/22	1,300	1,445

Metropolitan Water District of Southern
California Waterworks Revenue Bonds,
Series A, Prerefunded,

5.50%, 7/1/09	1,350	1,410

Modesto Wastewater Revenue Refunding
Bonds, Series A (FSA Insured),

5.25%, 11/1/18	1,000	1,088

Newark Unified School District Capital
Appreciation G.O. Unlimited Bonds,
Series D, Election of 1997
(FSA Insured),

0.00%, 8/1/24	2,430	1,128

Orange County Water District COP,
Series B (MBIA Insured),

5.38%, 8/15/18	1,000	1,072

Palomar Community College
District G.O. Unlimited Bonds,
Series A, Election of 2006
(FSA Insured),

4.50%, 5/1/25	1,500	1,505

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     19     TAX - EXEMPT FIXED INCOME FUNDS

    tax-exempt fixed income funds

SCHEDULE OF INVESTMENTS
   CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 79.8% – CONTINUED

California - 78.4% – (continued)
Poway Unified School District Public
Financing Authority Special TRB
(AMBAC Insured),

5.00%, 9/15/31	$1,000	$1,034

Ross Elementary School District G.O.
Unlimited Bonds, Election 2006
(MBIA Insured),

5.25%, 8/1/27	455	483

Sacramento County COP, Animal
Healthcare/Youth Detention
(AMBAC Insured),

5.00%, 10/1/26	1,490	1,562

Sacramento County Sanitation District
Financing Authority Revenue Bonds,
Series A,

5.60%, 12/1/16	915	917

San Diego Unified School District G.O.
Unlimited Refunding Bonds,
Election 1998, Series C-2 (FSA Insured),

5.50%, 7/1/19	1,220	1,377

San Francisco Bay Area Transit Financing
Authority G.O. Unlimited Bonds,
Series B, Election of 2004,

4.75%, 8/1/37	1,000	1,007

San Francisco City & County Airport
Commission International Airport
Revenue Refunding Bonds, Second
Series Issue 20 (MBIA Insured),

4.75%, 5/1/15	500	508

San Francisco City & County Airports
Commission International Airport
Revenue Refunding Bonds, Second
Series - Issue 32F (FGIC Insured),

5.00%, 5/1/15	775	842

San Francisco City & County G.O.
Unlimited Bonds, Series A, Educational
Facilities Community College Project,
Prerefunded,

5.75%, 6/15/08	700	725

San Gabriel Unified School District G.O.
Unlimited Bonds, Series A
(FSA Insured),

5.38%, 8/1/18	180	193

San Joaquin County COP, County
Administration Building
(MBIA Insured),

4.75%, 11/15/33	1,000	998

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 79.8% – CONTINUED

California - 78.4% – (continued)
San Jose Airport Revenue Bonds,
Series A (FGIC Insured),

5.25%, 3/1/16	$1,000	$1,046

San Juan Unified School District G.O.
Unlimited Bonds, Election of 2002
(FGIC Insured),

5.00%, 8/1/25	925	966

San Marcos PFA Capital Appreciation
Custom Receipts Revenue Bonds,
Escrowed to Maturity,

0.00%, 7/1/11	1,000	871

San Mateo County Community College
District G.O. Unlimited Bonds,
Series A, Election of 2001
(FGIC Insured),

5.00%, 9/1/21	1,000	1,051

San Mateo County Transit District
Revenue Bonds, Series A
(MBIA Insured), Prerefunded,

5.00%, 6/1/10	575	587

Southern California Public Power
Authority Capital Appreciation
Subordinate Revenue Refunding
Bonds, Southtran Transmission
Project,

0.00%, 7/1/14	1,000	763

Southern California Public Power
Authority Power Project Revenue
Bonds,

6.75%, 7/1/12	2,100	2,372

University of California Revenue Bonds,
Series A, Limited Project
(MBIA Insured),

4.75%, 5/15/26	1,900	1,927

University of California Revenue Bonds,
Series B, Limited Project,

4.75%, 5/15/38	1,750	1,747

University of California Revenue Bonds,
Series C (MBIA Insured),

4.75%, 5/15/31	2,000	2,014

University of California Revenue Bonds,
Series F (FSA Insured),

4.75%, 5/15/24	1,080	1,101

Washington Township Healthcare District
Revenue Bonds,

5.00%, 7/1/09	250	255

		100,808

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS     20     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 79.8% – CONTINUED

Puerto Rico - 0.9%
Puerto Rico Commonwealth Highway &
Transportation Authority
Revenue Refunding Bonds,
Series CC (FSA Insured),

5.25%, 7/1/32	$1,000	$1,111

Virgin Islands - 0.5%

Virgin Islands PFA Revenue Bonds, Series
A, Gross Receipts Tax Lien Note,

5.63%, 10/1/10	705	718

Total Municipal Bonds

(Cost $100,755)		102,637

SHORT-TERM INVESTMENTS - 21.6%
Bay Area Toll Authority Revenue VRDB,
Series C, San Francisco Bay Area
(AMBAC Insured),

3.70%, 10/4/07	2,300	2,300

California Health Facilities Financing
Authority Revenue VRDB, Series J,
Health Facilities-Catholic
(Bank of America N.A. LOC),

3.76%, 10/3/07	100	100

California Infrastructure & Economic
Development Bank Revenue VRDB,
Series B, J Paul Getty Trust,

3.83%, 10/1/07	300	300

California Pollution Control Financing
Authority PCR Refunding VRDB,
Series C, Pacific Gas & Electric
(JP Morgan Chase Bank LOC),

3.93%, 10/1/07	800	800

California State Department of Water
Resources Power Supply Revenue
VRDB, Series B-2 (BNP Paribas LOC),

3.97%, 10/1/07	100	100

California State Department of Water
Resources Power Supply
Revenue VRDB, Series C-5
(Dexia Credit Local LOC),

3.73%, 10/4/07	900	900

California State Department of Water
Resources Power Supply Revenue
VRDB, Series C-7 (FSA Insured),

3.73%, 10/4/07	4,050	4,050

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 21.6% – CONTINUED
California State Department of Water
Resources Power Supply
Revenue VRDB, Subseries F-4
(Bank Of America N.A. LOC),

3.80%, 10/1/07	$300	$300

California State Department of Water
Resources Power Supply
Revenue VRDB, Subseries G-1
(Bank of Nova Scotia LOC),

3.68%, 10/4/07	1,400	1,400

California State Department of Water
Resources Power Supply Revenue
VRDB, Subseries G-3 (FSA Insured),

3.73%, 10/4/07	100	100

California State VRDB G.O. Unlimited
VRDB, Series A, Subseries A-3
(Bank Of America N.A. LOC),

3.79%, 10/3/07	100	100

California State G.O. Unlimited VRDB,
Series B - Subseries B-6
(KBC Bank N.V. LOC),

3.90%, 10/1/07	200	200

California State G.O. Unlimited VRDB,
Kindergarten University Public,
Series A-8, (Citibank N.A. LOC),

3.73%, 10/4/07	600	600

California State G.O. Unlimited VRDB,
Kindergarten University Public,
Series A-9 (Citibank N.A. LOC),

3.76%, 10/4/07	500	500

California State G.O. Unlimited VRDB,
Series B4 (BNP Paribas LOC),

3.73%, 10/3/07	3,100	3,100

California Statewide Communities
Development Authority Revenue VRBD,
Series J,

3.80%, 10/3/07	3,200	3,200

California Statewide Communities
Development Authority Revenue VRDB,
Series L,

3.80%, 10/3/07	2,000	2,000

California Statewide Communities
Development Authority Revenue VRDB,
University of San Diego
(BNP Paribas LOC),

3.78%, 10/3/07	800	800

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     21     TAX - EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
     CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 21.6% – CONTINUED
Los Angeles Convention & Exhibit Center
Authority Lease Revenue Refunding
VRDB, Series D (AMBAC Insured),

3.73%, 10/3/07	$200	$200

Los Angeles Department of Water &
Power Waterworks Revenue VRDB,
Subseries B-1,

3.78%, 10/4/07	3,450	3,450

Metropolitan Water District of
Southern California Waterworks
Revenue Ajustable VRDB, Series B,

3.73%, 10/4/07	200	200

Orange County Water District Adjustable
COP, Series A,

3.74%, 10/3/07	2,100	2,100

Oxnard Financing Authority Lease
Revenue VRDB, Civic Center Phase 2
Project (AMBAC Insured),

3.73%, 10/4/07	600	600

San Francisco City & County
Redevelopment Agency Multifamily
Revenue VRDB, Series A,
Housing - Bayside Village Project D
(Bank One Arizona N.A. LOC),

3.76%, 10/3/07	200	200

San Francisco City & County
Redevelopment Agency Multifamily
Revenue VRDB, Series B,
Housing - Bayside Village Project D
(Bank One Arizona N.A. LOC),

3.76%, 10/3/07	200	200

Total Short-Term Investments

(Cost $27,800)		27,800

Total Investments - 101.4%

(Cost $128,555)		130,437

Liabilities less Other Assets - (1.4)%		(1,826)

NET ASSETS - 100.0%		$128,611
(1) When-Issued Security
Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	8.5%
General Obligation	21.0
Higher Education	12.2
Medical	6.3
Power	13.2
School District	6.8
Transportation	6.8
Utilities	6.2
Water	7.1
All other sectors less than 5%	11.9

Total	100.0%
At September 30, 2007, the credit quality distribution for the California
Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	47.3%
AA	9.9
A	22.8
BBB	0.6
Cash and Equivalents	19.4

Total	100.0%
*     Standard & Poor’s Rating Services

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS     22     NORTHERN FUNDS SEMIANNUAL REPORT

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
     CALIFORNIA TAX - EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 95.8%

California - 88.7%

Alameda County Unified School
District Capital Appreciation G.O.
Unlimited Bonds, Series A
(FSA Insured),

0.00%, 8/1/29	$2,000	$711

Alameda County Water District Revenue
Refunding Bonds (MBIA Insured),

4.75%, 6/1/20	2,000	2,028

Anaheim PFA Revenue Bonds, Electric
System Distributing Facilities
(MBIA Insured), Prerefunded,

5.00%, 10/1/08	2,000	2,051

Anaheim PFA Tax Allocation Revenue
Bonds, Series A, Redevelopment
Project (MBIA Insured),

5.25%, 2/1/18	250	255

Anaheim Union High School District
Capital Appreciation G.O. Unlimited
Bonds, Election 2002 (MBIA Insured),

0.00%, 8/1/28	575	216

Antelope Valley Community College
District Capital Appreciation G.O.
Unlimited Bonds, Series C, Election
2004 (MBIA Insured),

0.00%, 08/01/29	6,000	1,885

Arcadia Unified School District Capital
Appreciation G.O. Unlimited Bonds,
Series A, Election 2006 (FSA Insured),

0.00%, 08/01/25	2,710	1,127

Aztec Shops Ltd. Auxiliary Organization
Student Housing Revenue Bonds,
San Diego State University,

6.00%, 9/1/31	2,000	2,055

Bay Area Governments Association
Infrastructure Financing Authority
Revenue Bonds, Payment Acceleration
Notes (FGIC Insured),

5.00%, 8/1/17	5,000	5,372

Beverly Hills PFA Lease Revenue Bonds,
Capital Improvement Project,

4.50%, 6/1/28	1,000	975

California Educational Facilities Authority
Capital Appreciation Revenue Bonds,
Loyola Marymount (MBIA Insured),
Prerefunded,

0.00%, 10/1/09	3,435	849

0.00%, 10/1/09	4,435	1,248

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 95.8% – CONTINUED

California - 88.7% - (continued)

California Educational Facilities
Authority Revenue Bonds,
University of the Pacific,

5.00%, 11/1/30	$1,500	$1,525

California Health Facilities Finance
Authority Revenue Bonds, Series A,
Cedars-Sinai Medical Center,
Prerefunded,

6.13%, 12/1/09	3,350	3,565

California Health Facilities Financing
Authority Revenue Bonds, Series A,
Sutter Health,

5.25%, 11/15/46	2,500	2,557

California Infrastructure & Economic
Development Bank Revenue Bonds,
Series A, Bay Area Toll Bridges - First
Lien (AMBAC Insured), Prerefunded,

5.13%, 7/1/26	1,000	1,100

California Infrastructure & Economic
Development Bank Revenue Bonds,
Series A, Scripps Research Institute,

5.75%, 7/1/30	250	255

California State Department of Water
Resources Power Supply Revenue
Bonds, Series A (AMBAC Insured),

5.50%, 5/1/15	2,500	2,715

California State G.O. Unlimited Bonds,

5.00%, 2/1/20	840	870

5.13%, 6/1/24	25	26

5.25%, 2/1/25	1,500	1,577

California State G.O. Unlimited Bonds,
Prerefunded,

5.13%, 6/1/11	1,975	2,088

California State G.O. Unlimited Refunding
Bonds,

5.00%, 6/1/15	1,500	1,616

5.00%, 12/1/16	2,000	2,164

4.38%, 10/1/17	1,390	1,399

4.00%, 12/1/18	2,650	2,615

5.00%, 9/1/20	650	685

5.00%, 3/1/21	1,000	1,042

5.00%, 8/1/22	500	520

California State G.O. Unlimited Refunding
Bonds (FGIC Insured),

4.75%, 2/1/29	1,000	1,003

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     23     TAX - EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
     CALIFORNIA TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 95.8% – CONTINUED

California - 88.7% – (continued)
California State G.O. Unlimited Refunding
Bonds (MBIA Insured), (1)

4.25%, 8/1/33	$1,000	$923

California State Public Works Board
Lease Revenue Bonds, Series H,
Department of Corrections &
Rehabilitation,

5.00%, 6/1/19	500	526

California State Public Works Board
Lease Revenue Refunding Bonds,
Series B, Various Community College
Project (AMBAC Insured),

5.63%, 3/1/16	1,000	1,009

California State University Foundation
Revenue Bonds, Series A, Sacramento
Auxiliary (MBIA Insured), Prerefunded,

5.50%, 10/1/12	500	546

5.50%, 10/1/12	500	546

California State Various Purpose G.O.
Bonds,

4.75%, 3/1/34	1,000	991

California Statewide Communities
Development Authority Student
Housing Revenue Bonds, Series A, East
Campus Apartments LLC
(ACA Insured),

5.63%, 8/1/34	1,000	1,014

Dry Creek Joint Elementary School
District Capital Appreciation G.O.
Unlimited Bonds, Series A
(FSA Insured),

0.00%, 8/1/09	400	374

East Bay Municipal Utilities District Water
System Revenue Bonds
(MBIA Insured), Prerefunded,

5.00%, 6/1/11	1,000	1,053

East Bay Regional Park District G.O.
Unlimited Refunding Bonds,

5.00%, 9/1/17	2,250	2,279

Escondido Union School District G.O.
Unlimited Refunding Bonds, Series B
(FGIC Insured),

4.50%, 8/1/25	1,000	1,003

Folsom G.O. Unlimited Bonds, Series D,
School Facilities Project
(FGIC Insured),

5.70%, 8/1/13	200	204

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 95.8% – CONTINUED

California - 88.7% – (continued)

Fremont-Newark Community College
District G.O. Unlimited Bonds, Series A
(MBIA Insured),

5.38%, 8/1/19	$750	$800

Glendale Unified School District G.O.
Bonds, Series D (MBIA Insured),

5.38%, 9/1/18	665	705

Golden State Tobacco Securitization
Corp. Revenue Bonds, Series B,
Enhanced Asset Backed, Prerefunded,

5.38%, 6/1/10	2,220	2,325

5.63%, 6/1/13	2,000	2,204

Huntington Beach Unified High School
District G.O. Unlimited Bonds,
Election 2004 (FSA Insured),

5.00%, 8/1/29	1,155	1,196

Imperial Irrigation District COP,
Electric Systems Project,

6.50%, 11/1/07	825	827

Imperial Irrigation District Refunding COP,
Electric Systems Project
(MBIA Insured),

5.20%, 11/1/09	175	179

Lemoore Union High School District G.O.
Unlimited Bonds (AMBAC Insured),

6.00%, 1/1/12	200	219

Long Beach Bond Finance Authority
Natural Gas Purpose Revenue Bonds,
Series A, (1)

5.50%, 11/15/28	1,000	1,062

5.50%, 11/15/30	2,500	2,645

Los Angeles County Metropolitan
Transportation Authority Sales Tax
Revenue Refunding Bonds, Series A,
Proposition C-2nd Senior
(FSA Insured),

4.50%, 7/1/30	1,250	1,231

Los Angeles County Metropolitan
Transportation Authority Sales TRB,
Series B, Property A-First Tier
(FSA Insured),

4.75%, 7/1/15	1,750	1,798

Los Angeles County Metropolitan
Transportation Authority Sales TRB,
Series B, Property A-First Tier
(FSA Insured), Prerefunded,

4.75%, 7/1/09	1,150	1,187

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS      24     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 95.8% – CONTINUED

California - 88.7% – (continued)

Los Angeles Department of Water &
Power Waterworks Revenue Bonds,
Series C (MBIA Insured),

5.00%, 7/1/29	$1,500	$1,553

Los Angeles Harbor Department Revenue
Bonds, Escrowed to Maturity,

7.60%, 10/1/18	35	42

Lucia Mar Unified School District G.O.
Unlimited Refunding Bonds
(FGIC Insured),

5.25%, 8/1/22	700	778

Modesto Irrigation District
Refunding COP, Series B,
Capital Improvements Projects,

5.30%, 7/1/22	1,585	1,586

Monterey Regional Water Pollution
Control Agency Wastewater Revenue
Bonds (AMBAC Insured),

5.00%, 6/1/24	1,025	1,078

Natomas Unified School District G.O.
Unlimited Bonds, Series B, Election
2002 (FGIC Insured),

5.00%, 9/1/27	1,000	1,038

New Haven Unified School District G.O.
Unlimited Refunding Bonds
(FSA Insured),

5.75%, 8/1/20	320	349

Palomar Community College
District G.O. Unlimited Bonds, Series A,
Election of 2006 (FSA Insured),

4.50%, 5/1/25	1,250	1,254

Paramount Unified School District G.O.
Unlimited, Election 2006 (FSA Insured),

5.25%, 8/1/22	1,000	1,087

Perris Unified High School District
Capital Appreciation G.O. Unlimited
Bonds, Series B (FGIC Insured),

0.00%, 9/1/26	1,000	425

Poway Unified School District Public
Financing Authority Special TRB
(AMBAC Insured),

5.00%, 9/15/31	1,000	1,034

Rio Hondo Community College District
G.O. Unlimited Bonds, Series A, School
Facilities Construction & Improvement
(MBIA Insured), Prerefunded,

5.25%, 8/1/14	2,000	2,203

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 95.8% – CONTINUED

California - 88.7% – (continued)
Ross Elementary School District G.O.
Unlimited Bonds, Election 2006
(MBIA Insured),

5.25%, 8/1/27	$850	$902

Sacramento County Sanitation District
Financing Authority Revenue Bonds,
Series A,

5.60%, 12/1/16	305	305

San Diego Unified School District G.O.
Unlimited Refunding Bonds, Election
1998, Series C-2 (FSA Insured),

5.50%, 7/1/19	1,000	1,129

San Francisco Bay Area Transit Financing
Authority G.O. Unlimited Bonds,
Series B, Election of 2004,

4.75%, 8/1/37	1,280	1,289

San Francisco City & County Airport
Commission International Airport
Revenue Refunding Bonds, Second
Series Issue 20 (MBIA Insured),

4.75%, 5/1/15	1,000	1,016

San Francisco City & County G.O.
Unlimited Bonds, Series A, Educational
Facilities Community College Project,
Prerefunded,

5.75%, 6/15/08	1,200	1,243

San Francisco State Building Authority
Lease Revenue Bonds, Series A,
Department of General Services,

5.00%, 10/1/13	4,250	4,436

San Gabriel Unified School District G.O.
Unlimited Bonds, Series A
(FSA Insured),

5.38%, 8/1/19	200	214

5.38%, 8/1/20	225	241

San Joaquin County COP, County
Administration Building
(MBIA Insured),

4.75%, 11/15/33	1,000	998

San Jose Airport Revenue Bonds,
Series A (FGIC Insured),

5.25%, 3/1/16	440	460

San Jose G.O. Unlimited Bonds, Libraries
& Public Safety Project,

4.25%, 9/1/23	770	757

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     25     TAX - EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
     CALIFORNIA TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 95.8% – CONTINUED

California - 88.7% – (continued)
San Jose Unified School District Santa
Clara County G.O. Unlimited Bonds,
Series A (FSA Insured),

5.38%, 8/1/19	$500	$533

San Juan Unified School District G.O.
Unlimited Bonds, Election of 2002
(FGIC Insured),

5.00%, 8/1/25	1,000	1,044

San Mateo County Transit District
Revenue Bonds, Series A (MBIA
Insured), Prerefunded,

4.50%, 6/1/10	1,225	1,245

5.00%, 6/1/10	500	510

Santa Margarita-Dana Point Authority
Revenue Bonds, Series B, California
Improvements Districts 3, 3a, 4, & 4a
(MBIA Insured),

7.25%, 8/1/09	1,150	1,226

Santa Rosa Wastewater Revenue
Refunding Bonds, Series A
(FGIC Insured),

5.25%, 9/1/16	35	38

Torrance Hospital Revenue Bonds,
Series A, Torrance Memorial
Medical Center,

6.00%, 6/1/22	500	533

University of California Revenue Bonds,
Series A, Limited Project
(MBIA Insured),

4.75%, 5/15/26	1,000	1,014

University of California Revenue Bonds,
Series B, Limited Project,

4.75%, 5/15/38	2,525	2,521

University of California Revenue Bonds,
Series C (MBIA Insured),

4.75%, 5/15/31	1,000	1,007

University of California Revenue Bonds,
Series J (FSA Insured),

4.50%, 5/15/26	2,505	2,502

Vista Unified School District G.O.
Unlimited Bonds, Series A
(FSA Insured),

5.38%, 8/1/16	100	108

5.38%, 8/1/17	190	204

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 95.8% – CONTINUED

California - 88.7% – (continued)

Walnut Valley Unified School
District G.O. Unlimited Refunding
Bonds, Series A (MBIA Insured),

7.20%, 2/1/16	$1,000	$1,155

Washington Township Healthcare District
Revenue Bonds,

5.00%, 7/1/09	405	413

5.00%, 7/1/11	500	513

5.00%, 7/1/12	1,270	1,302

West Kern Community College District
Capital Appreciation G.O. Unlimited
Bonds, Series B, Election 2004
(XLCA Insured),

0.00%, 11/1/21	1,280	654

		114,879

Puerto Rico - 6.3%

Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Bonds, Series B (MBIA Insured),
Prerefunded,

5.75%, 7/1/10	1,600	1,709

Puerto Rico Commonwealth
Highway & Transportation Authority
Revenue Refunding Bonds,
Series CC (FSA Insured),

5.25%, 7/1/32	2,000	2,223

Puerto Rico Commonwealth
Infrastructure Financing Authority
Special Obligation Bonds, Series A,
Escrowed to Maturity,

5.50%, 10/1/40	4,000	4,218

		8,150

Virgin Islands - 0.8%

Virgin Islands PFA Revenue Bonds,
Series A, Gross Receipts Tax Lien Note,

5.63%, 10/1/10	1,050	1,070

Total Municipal Bonds

(Cost $120,363)		124,099

SHORT-TERM INVESTMENTS - 8.1%
Bay Area Toll Authority Revenue VRDB,
Series C, San Francisco Bay Area
(AMBAC Insured),

3.70%, 10/4/07	400	400

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS     26     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 8.1% – CONTINUED

California Pollution Control Financing
Authority PCR Refunding VRDB,
Series C, Pacific Gas & Electric
(JP Morgan Chase Bank LOC),

3.93%, 10/1/07	$750	$750

California State Department of Water
Resources Power Supply Revenue
VRDB, Series B-2 (BNP Paribas LOC),

3.97%, 10/1/07	500	500

California State Department of Water
Resources Power Supply Revenue
VRDB, Series C-7 (FSA Insured),

3.73%, 10/4/07	100	100

California State Department of Water
Resources Power Supply Revenue
VRDB, Subseries G-3 (FSA Insured),

3.73%, 10/4/07	500	500

California State Economic Recovery
Revenue VRDB, Series C-4,

3.80%, 10/1/07	200	200

California State Economic Recovery
Revenue VRDB, Series C-8
(Lloyds TSB Bank PLC LOC),

3.90%, 10/1/07	300	300

California State G.O. Unlimited VRDB,
Series A, Subseries A-3
(Bank Of America N.A. LOC),

3.79%, 10/3/07	100	100

California State G.O. Unlimited VRDB,
Series B4 (BNP Paribas LOC),

3.73%, 10/3/07	100	100

California Statewide Communities
Development Authority Revenue VRBD,
Series J,

3.80%, 10/3/07	6,400	6,400

Metropolitan Water District of Southern
California Waterworks Revenue
VRDB Adjustable, Series B,

3.73%, 10/4/07	200	200

Metropolitan Water District of Southern
California Waterworks Revenue VRDB,
Series B-3,

3.86%, 10/1/07	300	300

Orange County Housing Authority
Apartment Development Revenue
Refunding VRDB, Series I, Oasis
Martinique (Fannie Mae Insured),

3.75%, 10/4/07	300	300

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS- 8.1% – CONTINUED

Oxnard Financing Authority Lease
Revenue VRDB, Civic Center Phase 2
Project (AMBAC Insured),

3.73%, 10/4/07	$300	$300

Total Short-Term Investments

(Cost $10,450)		10,450

Total Investments - 103.9%

(Cost $130,813)		134,549

Liabilities less Other Assets - (3.9)%		(5,042)

NET ASSETS - 100.0%		$129,507
(1) When-Issued Security
Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	11.2%
General Obligation	17.1
Higher Education	14.7
Medical	6.6
Power	6.3
School District	11.0
Transportation	8.6
All other sectors less than 5%	24.5

Total	100.0%
At September 30, 2007, the credit quality distribution for the California Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	58.4%
AA	12.1
A	24.2
BBB	2.4
Cash and Equivalents	2.9

Total	100.0%
*     Standard & Poor’s Rating Services

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     27     TAX - EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
     HIGH YIELD MUNICIPAL FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9%

Alabama - 0.6%

Butler Industrial Development Board
Solid Waste Disposal Revenue
Refunding Bonds (AMT),
Georgia-Pacific Corp. Project,

5.75%, 9/1/28	$1,000	$957

Camden Industrial Development Board
Revenue Refunding Bonds, Series A,
Weyerhaeuser Company,

6.13%, 12/1/24	1,000	1,071

		2,028

Alaska - 0.4%

Alaska Industrial Development & Export
Authority Revenue Bonds,
Boys & Girls Home,

5.88%, 12/1/27	1,500	1,507

Arizona - 3.9%

Arizona Health Facilities Authority Health
Care Facilities Revenue Bonds,
Beatitudes Campus Project,

5.20%, 10/1/37	2,000	1,802

Arizona Health Facilities Authority
Hospital System Revenue Bonds,
John C. Lincoln Health Network,
Prerefunded,

6.88%, 12/1/10	1,000	1,115

Coconino County PCR Bonds, Series A
(AMT), Tucson Electric Power Co.,

7.13%, 10/1/32	1,000	1,029

Flagstaff IDA Revenue Refunding Bonds,
Northern Arizona Senior Living
Community Project,

5.70%, 7/1/42	4,445	4,333

Glendale IDA Revenue Refunding Bonds,
Midwestern University,

5.00%, 5/15/31	2,000	2,023

Navajo County IDA Revenue Bonds
(AMT), Stone Container Corp. Project,

7.40%, 4/1/26	2,300	2,320

Peoria IDA Revenue Refunding Bonds,
Series A, Sierra Winds Life,

6.25%, 8/15/20	500	511

Yavapai County IDA Hospital Facilities
Revenue Bonds, Series A, Yavapai
Regional Medical Center,

6.00%, 8/1/33	500	514

		13,647

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

Arkansas - 1.2%

Independence County PCR Refunding
Bonds, Entergy Ark, Inc. Project,

5.00%, 1/1/21	$3,770	$3,781

Little Rock Hotel & Restaurant Gross

Receipts Refunding TRB,

7.38%, 8/1/15	500	575

		4,356

California - 6.8%

California Educational Facilities Authority
Revenue Bonds, Dominican University,

5.00%, 12/1/25	890	881

5.00%, 12/1/36	2,000	1,934

California Pollution Control Financing
Authority Solid Waste Disposal PCR
Refunding Bonds, Series A (AMT),
U.S.A. Waste Services, Inc.,

5.10%, Mandatory Put 6/1/08	2,300	2,314

California State Department of Water
Resources Power Supply
Revenue Bonds, Series A,

6.00%, 5/1/14	500	551

California State Public Works Board
Lease Revenue Bonds, Series C,
Department of Corrections,

5.50%, 6/1/15	1,000	1,096

California Statewide Communities
Development Authority
Revenue Bonds, Series A,
California Baptist University,

5.50%, 11/1/38	2,000	1,968

Golden State Tobacco Securitization
Corp. Tobacco Settlement
Revenue Bonds, Series A,
Enhanced Asset Backed,

5.00%, 6/1/45	2,000	1,997

Golden State Tobacco Securitization
Corp. Tobacco Settlement Revenue
Bonds, Series A-5, Asset Backed,
Prerefunded,

7.88%, 6/1/13	500	607

Golden State Tobacco Securitization
Corp. Tobacco Settlement Revenue
Bonds, Series A1, Asset Backed,

5.75%, 6/1/47	3,000	2,861

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS     28     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

California - 6.8% – (continued)

Golden State Tobacco Securitization
Corp. Tobacco Settlement Revenue
Bonds, Series B, Enhanced Asset
Backed, Prerefunded,

5.50%, 6/1/13	$1,000	$1,094

Irvine Unified School District Financing
Authority Special Tax Bonds, Series A,

5.13%, 9/1/36	2,000	1,857

Laguna Beach Unified School District
G.O. Unlimited Bonds, Election of 2001
(FSA Insured),

5.00%, 8/1/28	1,000	1,032

Northstar Community Services District
No. 1 Special Tax Bonds,

5.55%, 9/1/36	1,400	1,405

5.00%, 9/1/37	3,000	2,789

Tobacco Securitization Authority of
Southern California Tobacco
Settlement Asset Backed Bonds,
San Diego County Tobacco Asset
Securitization Corp.,
Series A1-Senior,

5.00%, 6/1/37	2,000	1,728

		24,114

Colorado - 1.9%

Colorado Health Facilities Authority
Revenue Bonds, Portercare Adventist
Health Hospital, Prerefunded,

6.50%, 11/15/11	500	560

Copperleaf Metropolitan District No. 2
G.O. Limited Bonds,

5.85%, 12/1/26	2,000	1,926

5.95%, 12/1/36	2,000	1,888

Prairie Center Metropolitan District No. 3
Limited Property Tax Supported
Primary Improvements Revenue
Bonds, Series A,

5.40%, 12/15/31	2,700	2,450

		6,824

Connecticut - 0.3%
Connecticut State Development Authority
PCR Refunding Bonds, Series B (AMT),
Connecticut Light & Power,

5.95%, 9/1/28	1,000	1,030

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

District of Columbia - 0.1%

District of Columbia Revenue Bonds,
Methodist Home of the District of
Columbia Issue,

6.00%, 1/1/20	$400	$403

Florida - 11.6%
Belmont Community Development District
Capital Improvement Special
Assessment Revenue Bonds, Series B,

5.13%, 11/1/14	2,000	1,896

Broward County Airport Exempt Facility
Revenue Bonds (AMT), Learjet, Inc.
Project,

7.50%, 11/1/20	3,430	3,855

Capital Projects Finance Authority
Continuing Care Retirement Community
Revenue Bonds, Series A, The
Glenridge on Palmer Ranch Project,
Prerefunded,

8.00%, 6/1/12	750	892

Capital Trust Agency Revenue Bonds
(AMT), Fort Lauderdale Project, Cargo
Acquisition Companies Obligated
Group,

5.75%, 1/1/32	525	526

Crossings at Fleming Island Community
Development District Special
Assessment Revenue Refunding
Bonds, Series C,

7.05%, 5/1/15	400	416

Gateway Services Community
Development District Special
Assessment Bonds, Series B, Sun City
Center - Fort Meyers Project,

5.50%, 5/1/10	385	380

Halifax Hospital Medical Center
Refunding & Improvement Revenue
Bonds, Series A,

5.38%, 6/1/46	2,000	2,003

Heritage Harbor South Community
Development District Capital
Improvement Special
Assessment Bonds, Series B,

5.40%, 11/1/08	5	5

Highlands County Health Facilities
Authority Revenue Bonds, Series A,
Adventist Health System/Sunbelt,
Prerefunded,

6.00%, 11/15/11	1,250	1,371

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     29     TAX - EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
     HIGH YIELD MUNICIPAL FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

Florida - 11.6% – (continued)
Islands at Doral III Community District
Special Assessment Bonds,
Series 2004-A,

5.90%, 5/1/35	$975	$964

Jacksonville Econonomic Development
Commission Common Health Care
Facilities Revenue Refunding Bonds,
Series A, Florida Proton Therapy
Institution,

6.00%, 9/1/17	3,250	3,296

Lee County IDA IDR Bonds, Series A,
County Community Charter
Foundation, (1)

5.25%, 6/15/27	2,000	1,872

5.38%, 6/15/37	3,000	2,752

Miami Beach Health Facilities Authority
Revenue Refunding Bonds,
Mount Sinai Medical Center,

6.75%, 11/15/29	1,000	1,068

Midtown Miami Community Development
District Special Assessment Bonds,
Series A,

6.25%, 5/1/37	1,000	1,013

Orange County Health Facilities Authority
Revenue Bonds, Series B,
Orlando Regional Healthcare,

5.13%, 11/15/39	1,000	993

Old Palm Community Development
District Special Assessment Bonds,
Series B, Palm Beach Gardens,

5.38%, 5/1/14	940	919

Palm Glades Community Development
District Special Assessment Bonds,
Series B,

4.85%, 8/1/11	1,500	1,459

Poinciana Community Development
District Special Assessment Bonds,
Series A,

7.13%, 5/1/31	400	418

Reunion East Community Development
District Special Assessment Bonds,

5.80%, 5/1/36	1,000	966

Reunion West Community Development
District Special Assessment Bonds,

6.25%, 5/1/36	990	1,001

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

Florida - 11.6% – (continued)

Seminole Indian Tribe of Florida Special
Obligation Revenue Bonds,
Series A-144A,

5.75%, 10/1/22	$1,000	$1,050

5.25%, 10/1/27	1,000	998

South Village Community Development
District Capital Improvement Revenue
Bonds, Series A,

5.70%, 5/1/35	970	926

Sterling Hill Community Development
District Capital Improvement Special
Assessment Revenue Bonds, Series B,

5.50%, 11/1/10	310	309

Tern Bay Community Development
District Capital Improvement Special
Assessment Revenue Bonds, Series B,

5.00%, 5/1/15	2,475	2,271

Verano Center Community Development
District Special Assessment Bonds,
Series B, District No. 1 Infrastructure
Project,

5.00%, 11/1/12	1,995	1,952

Watergrass Community Development
District Special Assessment
Revenue Bonds, Series B,
Watergrass Development,

4.88%, 11/1/10	1,570	1,542

Westchester Community Development
District No. 1 Special Assessment
Bonds, Community Infrastructure,

6.00%, 5/1/23	2,335	2,326

Winter Garden Village at Fowler Groves
Community Development District
Special Assessment Bonds,

5.65%, 5/1/37	1,500	1,437

		40,876

Georgia - 2.5%

Atlanta Tax Allocation Bonds,
Princeton Lakes Project,

5.50%, 1/1/31	1,235	1,177

Chatham County Hospital Authority
Revenue Bonds, Series A, Memorial
Health University Medical Center, Inc.,

5.50%, 1/1/34	3,000	3,011

Georgia State G.O. Unlimited Bonds,
Series D, Prerefunded,

5.75%, 10/1/10	705	750

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS     30     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

Georgia - 2.5% – (continued)

Milledgeville-Baldwin County
Development Authority Revenue
Bonds, Georgia College & State
University Foundation, Prerefunded,

6.00%, 9/1/14	$3,500	$4,028

		8,966

Idaho - 0.8%

Madison County Hospital Revenue COP,

5.25%, 9/1/26	1,500	1,461

5.25%, 9/1/30	1,500	1,435

		2,896

Illinois - 6.6%

Illinois Development Finance Authority
Revenue Bonds, Series B, Midwestern
University, Prerefunded,

6.00%, 5/15/11	500	546

Illinois Educational Facilities Authority
Student Housing Revenue Bonds,
Educational Advancement Fund
University Center Project, Prerefunded,

6.25%, 5/1/12	750	840

Illinois Finance Authority Revenue Bonds,
Series A, Illinois Institute of
Technology,

5.00%, 4/1/20	3,000	3,039

Illinois Finance Authority Revenue Bonds,
Series A, Landing at Plymouth Place
Project,

6.00%, 5/15/37	1,250	1,265

Illinois Finance Authority Revenue Bonds,
Series A, Montgomery Place Project,

5.75%, 5/15/38	1,600	1,568

Illinois Finance Authority Revenue Bonds,
Series A, Smith Village Project,

6.25%, 11/15/35	3,000	3,074

Illinois Finance Authority Revenue Bonds,
Series A, Three Crowns Park Project,

5.88%, 2/15/38	1,500	1,497

Illinois Finance Authority Revenue
Refunding Bonds, Chicago Charter
School Project,

5.00%, 12/1/36	4,000	3,689

Illinois Finance Authority Student Housing
Revenue Bonds, Series A, MJH
Education Assistance IV,

5.13%, 6/1/35	2,000	1,703

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

Illinois - 6.6% – (continued)

Illinois Finance Authority Student Housing
Revenue Refunding Bonds, Series A,
Educational Advancement Fund,

5.25%, 5/1/34	$4,500	$4,319

Illinois Health Facilities Authority
Revenue Bonds, Riverside Health
System, Prerefunded,

6.00%, 11/15/12	1,000	1,111

Illinois Health Facilities Authority
Revenue Bonds, Series A, Lutheran
Senior Ministries Obligation,
Prerefunded,

7.38%, 8/15/11	500	572

		23,223

Indiana - 1.8%

Indiana Health & Educational Facilities
Financing Authority Hospital Revenue
Bonds, Community Foundation
Northwest Indiana,

5.50%, 3/1/37	2,000	1,971

Indiana Health Facility Financing
Authority Hospital Revenue Bonds ,
Series A, Community Foundation,

6.38%, 8/1/31	125	129

Indiana Health Facility Financing
Authority Hospital Revenue Bonds,
Series A, Community Foundation of
Northwest Indiana,

6.00%, 3/1/34	1,000	1,029

Indiana Health Facility Financing
Authority Hospital Revenue Bonds,
Series A, Community Foundation,
Prerefunded,

6.38%, 8/1/11	375	415

North Manchester Revenue Bonds,
Series A, Peabody Retirement
Community Project,

7.25%, 7/1/33	750	764

Petersburg PCR Bonds (AMT),
Indianapolis Power & Light,

6.38%, 11/1/29	1,000	1,062

Vigo County Hospital Authority Revenue
Bonds, Union Hospital, Inc., (1)

5.75%, 9/1/42	1,000	993

		6,363

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      31      TAX - EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
     HIGH YIELD MUNICIPAL FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

Iowa - 4.7%

Bremer County Healthcare & Residential
Facilities Revenue Bonds, Bartels
Lutheran Home Project, Prerefunded,

7.25%, 11/15/09	$500	$542

Bremer County Retirement Facility
Revenue Bonds, Series A, Bartels
Lutheran Home Project,

5.13%, 11/15/20	400	387

5.38%, 11/15/27	750	729

Coralville COP, Series D,

5.25%, 6/1/26	2,200	2,246

Iowa Finance Authority Senior Housing
Revenue Bonds, Series A, Wedum
Walnut Ridge LLC Project,

5.63%, 12/1/45	5,000	4,784

Iowa Higher Education Loan Authority
Revenue Bonds, Series B, Wartburg
Private College Facilities,

5.55%, 10/1/37	3,000	2,919

Iowa Higher Education Loan Authority
Revenue Refunding Bonds, Grand View
College Project,

5.10%, 10/1/36	2,500	2,356

Washington County Hospital Revenue
Bonds, Washington County Hospital
Project,

5.38%, 7/1/26	1,525	1,484

5.50%, 7/1/32	1,275	1,233

		16,680

Kansas - 0.4%

Olathe Senior Living Facility Revenue
Bonds, Series A, Aberdeen Village,
Inc., Prerefunded,

8.00%, 5/15/10	500	563

Wyandotte County-Kansas City Unified
Government Special Obligation
Revenue Refunding Bonds, Series B,
Sales Tax Second Lien,

5.00%, 12/1/20	1,000	1,008

		1,571

Maine - 0.3%

Maine Finance Authority Solid Waste
Recycling Facilities Revenue Bonds,
(AMT), Great Northern Paper Project,
Bowater Inc.,

7.75%, 10/1/22	1,000	1,013

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

Maryland - 1.9%

Annapolis Special Obligation Revenue
Bonds, Series A, Park Place Project,

5.35%, 7/1/34	$1,000	$964

Anne Arundel County Special Obligation
Bonds, National Business Park Project,
Prerefunded,

7.38%, 7/1/10	500	557

Maryland Industrial Development
Financing Authority Revenue Bonds,
Series A, Our Lady of Good Counsel
School,

6.00%, 5/1/35	1,000	1,012

Maryland State Economic Development
Corp. Student Housing Revenue Bonds,
University of Maryland, College Park
Project, Prerefunded,

5.63%, 6/1/13	1,000	1,098

Maryland State Health & Higher
Educational Facilities Authority
Revenue Bonds, Series A,
Mercy Ridge, Prerefunded,

6.00%, 4/1/13	1,000	1,122

Maryland State Health & Higher
Educational Facilities Authority
Revenue Bonds, Washington
Christian Academy,

5.50%, 7/1/38	1,170	1,131

Prince Georges County Special Obligation
Bonds, National Harbor Project,
5.20%, 7/1/34	1,000	950

		6,834

Massachusetts - 1.9%

Massachusetts State Development
Finance Agency Revenue Bonds
(AMT), Waste Management Project,

5.50%, Mandatory Put 5/1/14	1,000	1,041

Massachusetts State Development
Finance Agency Revenue Bonds,
Hampshire College,

5.70%, 10/1/34	1,000	1,040

Massachusetts State Development
Finance Agency Revenue Bonds,
Series B, Briarwood, Prerefunded,

8.25%, 12/1/10	500	573

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS     32     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

Massachusetts - 1.9% – (continued)

Massachusetts State Health &
Educational Facilities Authority
Revenue Bonds, Series A, Northern
Berkshire Health System,

6.38%, 7/1/34	$1,000	$1,038

Massachusetts State Health &
Educational Facilities Authority
Revenue Bonds, Series B,
Northern Berkshire Health System,

6.38%, 7/1/34	500	519

Massachusetts State Health &
Educational Facilities Authority
Revenue Bonds, Series D,
Milton Hospital,

5.25%, 7/1/30	2,150	2,043

Massachusetts State Health &
Educational Facilities Authority
Revenue Bonds, Series E, Berkshire
Health System (G.O. of Institution),

6.25%, 10/1/31	500	520

		6,774

Michigan - 2.1%

Flint Hospital Building Authority
Revenue Refunding Bonds,
Hurley Medical Center,

6.00%, 7/1/20	1,000	1,025

Michigan State Strategic Fund Ltd.
Obligation Revenue Refunding Bonds
(AMT), Dow Chemical Project,

5.50%, Mandatory Put 6/1/13	3,825	3,994

Michigan Strategic Fund PCR
Refunding Bonds,
General Motors Corp.,

6.20%, 9/1/20	2,500	2,504

		7,523

Minnesota - 1.5%

Duluth Economic Development Authority
Health Care Facilities Revenue Bonds,
St. Luke’s Hospital,

7.25%, 6/15/32	750	802

North Oaks Senior Housing Revenue
Bonds, Presbyterian Homes North
Oaks,

6.13%, 10/1/39	2,585	2,627

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

Minnesota - 1.5% – (continued)

St. Paul Housing & Redevelopment
Authority Revenue Bonds, Series A,
Rossy & Richard Shaller Sholom
Home East Inc.,

5.25%, 10/1/42	$2,000	$1,864

		5,293

Mississippi - 2.1%

Lowndes County Solid Waste Disposal &
PCR Refunding Bonds, Series B,
Weyerhaeuser Co. Project,

6.70%, 4/1/22	3,000	3,451

Mississippi Business Finance Corp. PCR
Refunding Bonds, Systems Energy
Resources, Inc. Project,

5.90%, 5/1/22	630	630

Mississippi Development Bank Special
Obligation Revenue Bonds, Harrison
County Highway Construction
(FGIC Insured),

5.00%, 1/1/16	3,000	3,226

		7,307

Missouri - 0.9%

Saint Louis IDA Senior Living Facilities
Revenue Bonds, Series A, Saint
Andrews Residence for Seniors,

6.38%, 12/1/41	3,005	3,071

Nevada - 0.9%

Henderson Healthcare Facility
Revenue Bonds, Series B,
Catholic Healthcare West,

5.25%, 7/1/31	3,000	3,055

New Hampshire - 0.1%

New Hampshire Business Finance
Authority PCR Refunding Bonds,
Series D (AMT), Public Service Co. of
New Hampshire,

6.00%, 5/1/21	500	515

New Jersey - 1.6%

Middlesex County Improvement Authority
Revenue Bonds, Series A, George
Street Student Housing Project,

5.00%, 8/15/35	1,000	936

New Jersey Economic Development
Authority Revenue Bonds,
Cigarette Tax,

5.75%, 6/15/34	1,000	1,042

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     33     TAX - EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
     HIGH YIELD MUNICIPAL FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

New Jersey - 1.6% – (continued)

New Jersey Economic Development
Authority Revenue Bonds, Series A,
First Mortgage-Lions Gate Project,

5.88%, 1/1/37	$1,000	$1,012

New Jersey Health Care Facilities
Financing Authority Revenue Bonds,
Series A, Capital Health Systems
Obligation Group,

5.38%, 7/1/33	1,000	1,002

New Jersey State Educational Facilities
Authority Revenue Bonds, Series D,
Fairleigh Dickinson University,

6.00%, 7/1/25	1,000	1,043

Tobacco Settlement Financing Corp.
Revenue Bonds, Prerefunded,

6.75%, 6/1/13	500	577

		5,612

New York - 3.8%

Long Island Power Authority Electric
Systems Revenue Bonds, Series B,

5.25%, 12/1/14	3,000	3,274

Metropolitan Transportation Authority
Dedicated Tax Fund Revenue Bonds,
Series A (FGIC Insured),

5.25%, 11/15/14	1,695	1,865

Monroe County Industrial Development
Agency Civic Facilities
Revenue Refunding Bonds,
Highland Hospital Rochester,

5.00%, 8/1/22	1,000	994

New York City G.O. Unlimited Bonds,
Series B,

6.50%, 8/15/09	1,500	1,582

New York City Industrial Development
Agency Special Facilities Revenue
Bonds (AMT), Terminal One Group
Association Project,

5.50%, 1/1/24	1,000	1,062

New York City Transitional Finance
Authority Revenue Refunding Bonds,
Series A-1, Future Tax Secured,

5.00%, 11/1/14	2,000	2,159

New York Liberty Development Corp.
Revenue Bonds, Series A, National
Sports Museum Project,

6.13%, 8/15/19	2,500	2,553

		13,489

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

North Carolina - 1.9%

Gaston County Industrial Facilities &
Pollution Control Financing Authority
Revenue Bonds (AMT), Exempt
Facilities-National Gypsum Co. Project,

5.75%, 8/1/35	$1,500	$1,510

North Carolina Eastern Municipal Power
Agency Power System Revenue Bonds,
Series D,

6.45%, 1/1/14	385	407

North Carolina Eastern Municipal Power
Agency Power System Revenue
Refunding Bonds, Series B,

6.13%, 1/1/09	500	514

5.70%, 1/1/17	1,500	1,554

North Carolina Eastern Municipal Power
Agency Power System Revenue
Refunding Bonds, Series F,

5.38%, 1/1/13	1,000	1,064

North Carolina Municipal Power Agency
No. 1 Catawba Electric Revenue
Bonds, Series A,

5.50%, 1/1/13	1,000	1,070

North Carolina Municipal Power Agency
No. 1 Catawba Electric Revenue
Bonds, Series B,

6.38%, 1/1/13	500	530

		6,649

Ohio - 1.2%

Ohio State Water Development Authority
Solid Waste Revenue Bonds, Series A
(AMT), Allied Waste, Inc. Project,

5.15%, 7/15/15	1,000	995

Toledo-Lucas County Port Authority
Revenue Refunding Bonds, CSX
Transportation, Inc. Project,

6.45%, 12/15/21	2,750	3,062

		4,057

Oklahoma - 1.3%

Langston Economic Development
Authority Student Housing Revenue
Bonds, Series A, Langston Community
Development Corp., Prerefunded,

7.75%, 8/1/10	500	564

Norman Regional Hospital Authority
Revenue Bonds,

5.38%, 9/1/36	2,000	1,981

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS     34     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

Oklahoma - 1.3% – (continued)

Oklahoma Development Finance
Authority Hospital Revenue Bonds,
Great Plains Regional Medical Center
Project,

5.13%, 12/1/36	$2,000	$1,859

		4,404

Pennsylvania - 7.2%

Allegheny County Redevelopment
Authority Tax Allocation Revenue
Bonds, Pittsburgh Mills Project,

5.60%, 7/1/23	2,000	2,023

Bucks County IDA Retirement Community
Revenue Bonds, Ann’s Choice Inc.,
Facility, Series A

6.25%, 1/1/35	2,600	2,660

Carbon County IDA Resource Recovery
Refunding Bonds (AMT), Panther Creek
Partners Project,

6.65%, 5/1/10	1,375	1,403

Fulton County IDA Hospital Revenue
Bonds, Fulton County Medical Center
Project,

5.90%, 7/1/40	2,000	2,001

Montgomery County Higher Education &
Health Authority Revenue Bonds,
Series A, Philadelphia Geriatric Center,
Prerefunded,

7.25%, 12/1/09	500	548

Pennsylvania Economic Development
Financing Authority Exempt Facilities
Revenue Bonds, Series A (AMT),
Amtrak Project,

6.13%, 11/1/21	1,400	1,469

Pennsylvania Economic Development
Financing Authority Exempt Facilities
Revenue Bonds, Series A (AMT),
National Gypsum Co., Shippingport
Project,

6.25%, 11/1/27	1,400	1,440

Pennsylvania Economic Development
Financing Authority Exempt Facilities
Revenue Bonds, Series A (AMT),
Reliant Energy,

6.75%, 12/1/36	1,750	1,900

Pennsylvania Higher Educational Facilities
Authority Revenue Bonds, Series A,
LaSalle University, (1)

5.00%, 5/1/37	1,500	1,482

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.9% – CONTINUED

Pennsylvania - 7.2% – (continued)

Pennsylvania State Higher Educational
Facilities Authority Revenue Bonds,
LaSalle University,

5.50%, 5/1/34	$1,000	$1,024

Pennsylvania State Higher Educational
Facilities Authority Revenue Bonds,
Series A, Philadelphia University,

5.25%, 6/1/32	1,250	1,251

Pennsylvania State Higher Educational
Facilities Authority Revenue Bonds,
Widener University,

5.40%, 7/15/36	750	762

Pennsylvania State Higher Educational
Facilities Authority Student Housing
Revenue Bonds, Series A, Student
Association, Inc. Project,

6.75%, 9/1/32	490	514

Philadelphia Hospitals & Higher
Education Facilities Authority Hospital
Revenue Refunding Bonds, Series A,
Temple University Health Systems,

5.50%, 7/1/30	5,000	5,022

Philadelphia School District G.O.
Unlimited Bonds, Series A (FSA - State
Aid Withholding), Prerefunded,

5.50%, 2/1/12	1,000	1,076

Washington County Redevelopment
Authority Revenue Bonds, Series A,
Victory Centre Project - Tanger Outlet
Development,

5.45%, 7/1/35	1,000	967

		25,542

Puerto Rico - 0.3%

Puerto Rico Highway & Transportation
Authority Transportation Revenue
Bonds,

5.00%, 7/1/09	1,000	1,016

South Carolina - 1.2%

Georgetown County Environmental
Improvement Revenue Refunding
Bonds, Series A, International Paper
Co. Project,

5.70%, 4/1/14	2,200	2,347

Lancaster County Special Assessment
Revenue Bonds, Series B, Edenmoor
Improvement District,

5.38%, 12/1/16	2,000	2,006

		4,353

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     35     TAX - EXEMPT FIXED INCOME FUNDS

tax-exempt fixed income funds

SCHEDULE OF INVESTMENTS
     HIGH YIELD MUNICIPAL FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 92.9% – CONTINUED

Tennessee - 2.7%

Johnson City Health & Educational
Facilities Board Revenue Bonds,
Series A, First Mortgage-Mountain
States Health,

5.50%, 7/1/36	$2,000	$2,023

Shelby County Health Educational &
Housing Facilities Board
Revenue Bonds, Series A,
Trezevant Manor Project,

5.75%, 9/1/37	2,700	2,683

Sumner County Health Educational &
Housing Facilities Board Revenue
Refunding & Improvement Bonds,
Series A, Regional Health,

5.50%, 11/1/37	5,000	4,971

		9,677

Texas - 8.7%

Austin City Convention Center Revenue
Bonds, Series A, Convention
Enterprise, Inc., First Tier, Prerefunded,

6.70%, 1/1/11	700	765

Brazos County Health Facilities
Development Corp. Franciscan
Services Corp. Revenue Bonds,

5.38%, 1/1/32	2,545	2,612

Brazos River Authority Refunding PCR
Bonds, Series A (AMT), Texas Utilities
Electric Co. Project,

7.70%, 4/1/33	1,000	1,087

Comal County Health Facilities
Development Revenue Bonds,
Series A, McKenna Memorial Project,

6.13%, 2/1/22	3,000	3,119

Corpus Christi G.O. Certificates
(FSA Insured), Prerefunded,

5.75%, 3/1/11	1,000	1,070

Dallas County Flood Control District No. 1
G.O. Unlimited Refunding Bonds,

7.25%, 4/1/32	1,000	1,060

Gulf Coast Waste Disposal Authority
Revenue Bonds (AMT), Valero Energy
Corp. Project,

6.65%, 4/1/32	1,000	1,052

Gulf Coast Waste Disposal Authority
Revenue Refunding Bonds,
Series A (AMT), International Paper Co.
Project,

6.10%, 8/1/24	3,000	3,100

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 92.9% – CONTINUED

Texas - 8.7% – (continued)

HFDC of Central Texas, Inc. Retirement
Facilities Revenue Bonds, Series A,

5.75%, 11/1/36	$1,000	$954

Houston Industrial Development Corp.
Revenue Bonds (AMT), Air Cargo,

6.38%, 1/1/23	500	526

Houston Water & Sewer System Junior
Lien Revenue Bonds, Series A
(FSA Insured), Prerefunded,

5.50%, 12/1/11	1,535	1,649

Lufkin Health Facilities Development
Corp. Health Systems Revenue Bonds,
Memorial Health Systems East Texas, (1)

5.50%, 2/15/37	1,320	1,329

Matagorda County Navigation District No.
1 Collateralized Revenue Refunding
Bonds, Centerpoint Energy Houston
Electric, LLC Project,

5.60%, 3/1/27	500	506

Mission Economic Development Corp.
Solid Waste Disposal Revenue Bonds,
Series A (AMT), Allied Waste N.A., Inc.
Project,

5.20%, 4/1/18	1,000	975

Port Corpus Christi Industrial
Development Corp. Environmental
Facilities Revenue Bonds (AMT),
Citgo Petroleum Corp.,

8.25%, 11/1/31	1,000	1,014

Sabine River Authority PCR Refunding
Bonds, Series B, TXU Energy
Co. LLC Project,

6.15%, 8/1/22	500	508

Sam Rayburn Municipal Power Agency
Revenue Refunding Bonds,

6.00%, 10/1/21	500	520

Tarrant County Cultural Education
Facilities Finance Corp. Retirement
Facilities Revenue Bonds, Series A,
Edgemere Project,

6.00%, 11/15/26	750	775

6.00%, 11/15/36	1,265	1,292

Tarrant County Cultural Education
Facilities Finance Corp. Retirement
Revenue Bonds, Air Force Village
Obligated Group Project,

5.13%, 5/15/37	3,000	2,874

See Notes to the Financial Statements.
TAX-EXEMPT FIXED INCOME FUNDS     36      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 92.9% – CONTINUED

Texas - 8.7% – (continued)

Texas State Turnpike Authority Central
Texas Turnpike Systems Revenue
Bonds, Series A, First Tier
(AMBAC Insured),

5.50%, 8/15/39	$1,000	$1,059

Travis County Health Facilities
Development Corp. Retirement Facility
Revenue Bonds, Querencia Barton
Creek Project,

5.65%, 11/15/35	2,750	2,723

		30,569

Virgin Islands - 0.2%

University of the Virgin Islands General
Improvement Bonds, Series A
(G.O. of University),

5.38%, 6/1/34	750	756

Virginia - 4.3%

Amherst IDA Revenue Refunding Bonds,
Educational Facilities - Sweet Briar,

5.00%, 9/1/26	1,000	990

Charles City & County IDA Solid Waste
Disposal Facilities Revenue Bonds
(AMT), Waste Management, Inc.
Project,

6.25%, Mandatory Put 4/1/12	500	533

Chesapeake Hospital Authority Facilities
Revenue Refunding Bonds,
Chesapeake General Hospital,
Series A,

5.25%, 7/1/18	1,500	1,575

Fairfax County Economic Development
Authority Residential Care Facilities
Mortgage Revenue Bonds,
Goodwin House, Inc.,

5.13%, 10/1/37	2,000	1,927

Tobacco Settlement Financing Corp.
Revenue Bonds, Asset Backed,
Prerefunded,

5.63%, 6/1/15	4,530	5,072

Tobacco Settlement Financing Corp.
Tobacco Settlement Asset Backed
Bonds, Series B1-Senior,

5.00%, 6/1/47	1,750	1,471

West Point IDA Solid Waste Disposal
Revenue Bonds, Series A (AMT),
Chesapeake Corp. Project,
6.38%, 3/1/19	2,000	1,969

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 92.9% – CONTINUED

Virginia - 4.3% – (continued)

West Point IDA Solid Waste Disposal
Revenue Bonds, Series B,
Chesapeake Corp. Project,

6.25%, 3/1/19	$1,680	$1,657

		15,194

Washington - 0.9%

Washington State Housing Finance
Commission Nonprofit Revenue Bonds,
Series A, Skyline at First Hill Project,

5.25%, 1/1/17	1,000	1,013

5.63%, 1/1/27	1,000	998

5.63%, 1/1/38	1,000	978

		2,989

Wisconsin - 1.7%

Wisconsin Health & Educational Facilities
Authority Revenue Bonds, Series A,
Beaver Dam Community Hospitals,

6.75%, 8/15/34	1,000	1,052

Wisconsin Health & Educational Facilities
Authority Revenue Bonds, Vernon
Memorial Healthcare Project,

5.10%, 3/1/25	1,000	959

Wisconsin Health & Educational Facilities
Authority Revenue Refunding Bonds,
Divine Savior Healthcare,

5.00%, 5/1/32	3,155	2,947

Wisconsin Health & Educational Facilities
Authority Revenue Refunding Bonds,
Vernon Memorial Healthcare Project,

5.25%, 3/1/35	1,000	942

		5,900

Wyoming - 0.6%

Sweetwater County Solid Waste Disposal
Revenue Refunding Bonds (AMT),
FMC Corp. Project,

5.60%, 12/1/35	2,000	1,969

Total Municipal Bonds

(Cost $330,111)		328,045

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     37     TAX-EXEMPT FIXED INCOME FUNDS

tax-exempt fixed income funds

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
     HIGH YIELD MUNICIPAL FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANY - 3.9%

AIM Tax-Free Cash Reserve Portfolio	13,777,143	$13,777

Total Investment Company

(Cost $13,777)		13,777

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 2.6%

Clarksville Tennessee Public Building
Authority Revenue VRDB, Pooled
Financing - Tennessee Municipal Bond
Fund (Bank of America LOC),

4.10%, 10/1/07	$865	865

4.10%, 10/1/07	400	400

Connecticut State Health & Educational
Facility Authority Revenue VRDB,
Series Y-2, Yale University,

4.00%, 10/1/07	490	490

Kansas Development Finance Authority
Revenue VRDB, Series BB,
VLG Shalom Obligation Group
(Sovereign Bank FSB LOC),

3.87%, 10/4/07	1,000	1,000

Las Vegas Valley Water District G.O.
Limited Adjustable Bonds, Series B,
Water Improvement,

4.05%, 10/1/07	700	700

Lower Neches Valley Authority Industrial
Development Corp. Exempt Facilities
Revenue Refunding VRDB, Series A,
Exxonmobil Project,

3.93%, 10/1/07	2,900	2,900

Mississippi Medical Center Educational
Building Corp. Revenue VRDB, Adult
Hospital Project (AMBAC Insured),

3.86%, 10/4/07	2,180	2,180

Texas Water Development Board
Revenue Refunding VRDB, Sub Lien
Series A, State Revolving,

4.00%, 10/1/07	600	600

Total Short-Term Investments

(Cost $9,135)		9,135

Total Investments - 99.4%

(Cost $353,023)		350,957

Other Assets less Liabilities - 0.6%		2,116

NET ASSETS - 100.0%		$353,073

(1) When-Issued Security
Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS

Development	23.1%

General	7.4

Medical	22.9

Pollution	9.7

All other sectors less than 5%	36.9

Total	100.0%

At September 30, 2007, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%

AAA	8.5%

AA	0.5

A	11.2

BBB	33.5

BB	4.5

B	2.4

Not Rated	33.8

Cash and Equivalents	5.6

Total	100.0%

*    Standard & Poor’s Rating Services

See Notes to the Financial Statements.
TAX-EXEMPT FIXED INCOME FUNDS     38     NORTHERN FUNDS SEMIANNUAL REPORT

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
     INTERMEDIATE TAX - EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 87.5%

Alabama - 0.8%

Alabama Agricultural & Mechanical
University Revenue Refunding Bonds,
Capital Improvement,
(AMBAC Insured),

5.00%, 11/1/22	$5,000	$5,273

Arizona - 0.8%

Phoenix Civic Improvement Corp. Transit
Excise TRB, (AMBAC Insured),
Light Rail Project,

5.00%, 7/1/17	5,000	5,362

California - 9.3%
Anaheim PFA Revenue Bonds, Electric
System Distributing Facilities
(MBIA Insured), Prerefunded,

5.00%, 10/1/08	2,000	2,051

Bay Area Governments Association
Infrastructure Financing Authority
Revenue Bonds, Payment Acceleration
Notes (FGIC Insured),

5.00%, 8/1/17	5,000	5,281

5.00%, 8/1/17	5,000	5,372

Bay Area Governments Association
Infrastructure Financing Authority
Revenue Bonds, Payment Acceleration
Notes (XLCA Insured),

5.00%, 8/1/13	5,000	5,191

California State Economic Recovery G.O.
Unlimited Bonds, Series A
(FGIC-TCRS Insured),

5.00%, 7/1/17	5,000	5,251

California State G.O. Unlimited Bonds,

5.25%, 2/1/25	3,500	3,679

5.75%, 5/1/30	135	143

California State G.O. Unlimited Bonds
(AMBAC Insured),

5.00%, 10/1/18	235	238

California State G.O. Unlimited Bonds,
Prerefunded,

5.75%, 5/1/10	390	416

5.75%, 5/1/10	50	53

California State G.O. Unlimited Bonds
(AMBAC Insured), Prerefunded,

5.00%, 10/1/07	2,620	2,646

5.00%, 10/1/07	255	258

California State G.O. Unlimited Refunding
Bonds (MBIA Insured), (1)

4.25%, 8/1/33	5,000	4,616

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 87.5% – CONTINUED

California - 9.3% – (continued)

Colton Joint Unified School District G.O.
Unlimited Bonds, Series A
(FGIC Insured),

5.38%, 8/1/26	$2,500	$2,682

Golden State Tobacco Securitization
Corp. Tobacco Settlement Revenue
Bonds, Series A, Enhanced Asset
Backed (AMBAC Insured),

5.00%, 6/1/21	3,000	3,101

Long Beach Bond Finance Authority
Natural Gas Purpose Revenue Bonds,
Series A, (1)

5.50%, 11/15/37	2,500	2,625

Los Angeles Unified School District G.O.
Unlimited Bonds, Series A
(FSA Insured), Prerefunded,

5.25%, 7/1/13	10,000	10,894

Menlo Park G.O. Unlimited Bonds,

5.25%, 8/1/27	1,000	1,059

Moreland School District G.O. Unlimited
Bonds, Series C, Election of 2002
(FGIC Insured),

0.00%, 8/1/29	3,500	1,143

San Mateo Union High School District
COP Convertible Capital Appreciation,
Series B, Phase I Projects
(AMBAC Insured),

0.00%, 12/15/43	7,370	4,091

University of California Revenue Bonds,
Series Q (FSA Insured), Multiple
Purpose Projects, Prerefunded,

5.00%, 9/1/11	1,000	1,065

		61,855

Colorado - 1.1%

Metro Wastewater Reclamation District
Gross Revenue Refunding Bonds,
Sewer Project,

5.45%, 4/1/12	2,000	2,018

Regional Transportation District Sales Tax
Revenue Bonds, Series A, Fastracks
Project (AMBAC Insured),
Prerefunded,

5.00%, 11/1/16	5,000	5,451

		7,469

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     39     TAX-EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
     INTERMEDIATE TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 87.5% – CONTINUED

Connecticut - 0.6%

Connecticut State Refunding G.O.
Unlimited, Series C,

5.00%, 6/1/15	$3,000	$3,257

Connecticut State Special Obligation Rate
Reduction Revenue Bonds, Series A,

5.00%, 6/30/09	1,000	1,026

		4,283

District of Columbia - 1.2%

District of Columbia Revenue Bonds,
Gains-Georgetown University
(AMBAC Insured),

0.00%, 4/1/40	14,000	8,158

Florida - 5.1%

Crossings at Fleming Island Community
Development District Special
Assessment Revenue Refunding
Bonds, Series C,

7.05%, 5/1/15	300	312

Dade County G.O. Unlimited Refunding
Bonds (MBIA Insured),

6.50%, 10/1/10	400	433

Florida State Department Environmental
Protection Revenue Bonds, Series B,
(MBIA Insured),

5.25%, 7/1/16	2,380	2,560

Gainesville Utility Systems Revenue
Bonds, Series A,

5.25%, 10/1/15	1,065	1,151

5.25%, 10/1/16	1,120	1,211

JEA St. Johns River Revenue Refunding
Bonds, Series 17-2,

5.25%, 10/1/13	2,000	2,116

Lee County Transportation Revenue
Refunding Bonds, Series A
(AMBAC Insured),

5.50%, 10/1/14	900	961

Marco Island Utility System Revenue
Bonds (MBIA Insured),

5.25%, 10/1/15	2,520	2,711

Miami-Dade County Aviation Revenue
Bonds, Series A (AMT) (FSA Insured),

5.00%, 10/1/33	5,000	5,015

Miami-Dade County Aviation Revenue
Refunding Bonds, Series D (AMT),
Miami Intl. Airport (MBIA Insured),

5.25%, 10/1/18	1,645	1,721

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 87.5% – CONTINUED

Florida - 5.1% – (continued)
Miami-Dade County Expressway
Authority Toll System Revenue Bonds,
Series B (FGIC Insured),

5.25%, 7/1/25	$2,525	$2,688

Miami-Dade County School District G.O.
Unlimited Refunding Bonds
(FSA Insured),

5.38%, 8/1/14	1,000	1,100

Osceola County Infrastructure Sales
Surtax Revenue Bonds
(AMBAC Insured), Prerefunded,

5.38%, 10/1/12	1,000	1,082

Palm Beach County Criminal Justice
Facilities Revenue Bonds
(FGIC Insured),

5.75%, 6/1/13	1,550	1,712

Palm Beach County G.O. Unlimited
Refunding Bonds, Series B,

6.50%, 7/1/10	250	269

Palm Coast Utility System Revenue Bonds
(MBIA Insured),

5.25%, 10/1/21	1,000	1,069

South Florida Water Management District
Special Obligation Limited Acquisition
Revenue Refunding Bonds
(AMBAC Insured),

5.25%, 10/1/13	1,250	1,358

Sunrise Utility System Revenue Refunding
Bonds, Series A (AMBAC Insured),

5.50%, 10/1/15	5,950	6,504

		33,973

Georgia - 4.2%

Fulton County Facilities Corp. COP, Fulton
County Public Purpose Project
(AMBAC Insured),

5.50%, 11/1/18	6,500	6,889

Georgia State G.O. Unlimited, Series E,

5.00%, 8/1/22	5,000	5,357

Georgia State Refunding G.O. Unlimited
Bonds, Series B,

5.00%, 7/1/18	10,000	10,702

Main Street Natural Gas Project, Inc.,
Series A, (1)

5.50%, 9/15/23	4,000	4,241

See Notes to the Financial Statements.
TAX-EXEMPT FIXED INCOME FUNDS     40     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 87.5% – CONTINUED

Georgia - 4.2% – (continued)

Milledgeville-Baldwin County
Development Authority Revenue
Bonds, College & State University
Funding, Prerefunded,

5.50%, 9/1/14	$1,000	$1,117

		28,306

Illinois - 5.4%

Chicago Board of Education G.O.
Unlimited Refunding, Series A
(MBIA Insured),

5.00%, 12/1/19	5,000	5,413

Chicago O’Hare International Airport
Revenue Bonds, Series A, Passenger
Facilities Charge (AMBAC Insured),

5.60%, 1/1/09	5,000	5,024

Chicago Wastewater Transmission
Second Lien Revenue Bonds
(MBIA Insured), Prerefunded,

6.00%, 1/1/10	1,000	1,062

6.00%, 1/1/10	1,000	1,062

Cook County Capital Improvement G.O.
Unlimited Bonds, Series C
(AMBAC Insured),

5.00%, 11/15/25	2,500	2,591

Illinois Development Finance Authority
Economic Development Revenue
Bonds, Latin School of Chicago Project,
Prerefunded,

5.60%, 8/1/08	500	508

Illinois Development Finance Authority
Revenue Bonds, Series B, Midwestern
University Project, Prerefunded,

5.75%, 5/15/11	500	541

Illinois Educational Facilities Authority
Adjustable Revenue Bonds, Field
Museum of Natural History Project,

4.60%, Mandatory Put 11/1/15	4,250	4,312

Illinois Educational Facilities Authority
Student Housing Revenue Bonds,
Educational Advancement Fund
University Center Project, Prerefunded,

6.00%, 5/1/12	750	832

Illinois Health Facilities Authority
Revenue Bonds, Riverside Health
System, Prerefunded,

6.00%, 11/15/12	1,000	1,111

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 87.5% – CONTINUED

Illinois - 5.4% – (continued)

Illinois State G.O. Unlimited Bonds,
1st Series (MBIA Insured),

5.70%, 6/1/19	$4,000	$4,201

Metropolitan Pier & Exposition Authority
TRB, Series A, McCormick Place
Expansion (MBIA Insured),

5.25%, 6/15/42	9,045	9,388

		36,045

Indiana - 0.8%

Indiana Municipal Power Agency Power
Supply Systems Revenue Bonds,
Series A (MBIA Insured),

5.00%, 1/1/42	5,000	5,119

Iowa - 1.4%

Iowa Finance Authority Hospital Facility
Revenue Bonds, Mercy Medical Center
Project (FSA Insured), Prerefunded,

6.00%, 8/15/09	3,610	3,805

Tobacco Settlement Authority of Iowa
Tobacco Settlement Revenue Bonds,
Series B, Asset Backed, Prerefunded,

5.60%, 6/1/11	5,000	5,381

		9,186

Kansas - 1.1%

Wichita Hospital Improvement Facilities
Revenue Refunding Bonds, Series III,

5.25%, 11/15/15	1,385	1,450

6.25%, 11/15/18	1,600	1,725

Wichita Water & Sewer Utility Revenue
Bonds (FGIC Insured),

5.25%, 10/1/18	4,000	4,284

		7,459

Maryland - 1.9%

Maryland State G.O. Unlimited Bonds,
State and Local Facilities, 2nd Series,

5.00%, 8/1/10	5,000	5,207

Maryland State G.O. Unlimited Refunding
Bonds,

5.00%, 2/1/09	1,000	1,020

Montgomery Improvement G.O. Unlimited
Bonds, Series A, Consolidated Public
Improvement,

5.00%, 5/1/18	5,700	6,210

		12,437

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     41     TAX-EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
     INTERMEDIATE TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 87.5% – CONTINUED

Massachusetts - 7.8%

Lawrence G.O. Limited Bonds (AMBAC
Insured - State Aid Withholding),
Prerefunded,

5.50%, 2/1/11	$2,625	$2,786

Massachusetts Health & Educational
Facilities Authority Revenue Bonds,
Series N, Harvard University
(G.O. of Institution Insured),

6.25%, 4/1/20	11,050	13,442

Massachusetts School Building Authority
Dedicated Sales Tax Revenue Bonds,
Series A (AMBAC Insured),

5.00%, 8/15/19	5,000	5,377

Massachusetts State G.O. Limited Bonds,
Series D (FGIC-TCRS Insured),

5.50%, 8/1/19	10,000	11,316

Massachusetts State Health &
Educational Facilities Authority
Revenue Bonds, Series B,
Partners Healthcare System,

5.25%, 7/1/12	3,450	3,562

Massachusetts State Housing Finance
Agency Revenue Bonds, Series III
(AMT), Single Family,

3.45%, 12/1/09	1,050	1,044

Massachusetts State Water Pollution
Abatement Revenue Refunding,
Series A, Pool PG,

5.25%, 8/1/17	10,115	11,246

Massachusetts State Water Resources
Authority Revenue Refunding Bonds,
Series D (MBIA Insured G.O. of
Authority),

5.00%, 8/1/24	3,200	3,260

		52,033

Michigan - 0.4%

Wayne Charter County Airport Revenue
Bonds, Series B (MBIA Insured),

4.88%, 12/1/23	2,500	2,533

Minnesota - 1.7%

Minnesota Public Facilities Authority
Water PCR Refunding Bonds, Series B,

5.00%, 3/1/18	5,000	5,441

Minnesota State G.O. Unlimited,

5.00%, 10/1/09	5,000	5,149

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 87.5% – CONTINUED

Minnesota - 1.7% – (continued)

Minnesota State Housing Finance
Agency SFM Revenue Bonds, Series A
(MBIA Insured),

5.35%, 7/1/17	$470	$483

		11,073

Missouri - 0.4%

Metro Development Agency District
Revenue Bonds, Series B, Metrolink
Cross Country Project (FSA Insured),

5.25%, 10/1/17	2,620	2,834

Nevada - 0.9%

Clark County IDR Bonds, Series A (AMT),
Southwest Gas Corp. Project
(AMBAC Insured),

5.25%, 7/1/34	5,000	5,088

North Las Vegas G.O. Limited Bonds,
Wastewater Reclamation System
(MBIA Insured),

4.50%, 10/1/36	1,250	1,209

		6,297

New Jersey - 3.1%

New Jersey Economic Development
Authority Revenue Bonds,
Cigarette Tax,

5.63%, 6/15/19	3,985	4,049

New Jersey Health Care Facilities
Financing Authority Revenue Bonds,
Atlantic City Medical, Prerefunded,

6.25%, 7/1/12	445	496

New Jersey Health Care Facilities
Financing Authority Revenue Bonds,
Unrefunded - Atlantic City Medical,

6.25%, 7/1/17	555	601

New Jersey Transportation Trust Fund
Authority Revenue Bonds, Series A,
Transportation System, (FSA Insured),

4.00%, 12/15/17	5,000	4,967

4.25%, 12/15/22	5,000	4,917

New Jersey Transportation Trust Fund
Authority Revenue Bonds, Series A,
Transportation System,
(FSA-CR Insured),

5.25%, 12/15/20	5,000	5,544

		20,574

See Notes to the Financial Statements.
TAX-EXEMPT FIXED INCOME FUNDS     42     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 87.5% – CONTINUED

New Mexico - 0.8%

Santa Fe City Gross Receipts TRB,

6.00%, 6/1/11	$5,250	$5,333

New York - 16.9%

Metropolitan Transportation Authority
Dedicated Tax Fund Revenue Bonds,
Series A (FGIC Insured), Prerefunded,

6.13%, 4/1/10	3,815	4,054

Metropolitan Transportation Authority
Revenue Bonds, Series A
(FGIC Insured),

4.75%, 11/15/37	3,880	3,898

Metropolitan Transportation Authority
Revenue Bonds, Series B
(MBIA Insured),

5.25%, 11/15/20	10,000	11,115

New York City G.O. Unlimited Bonds,
Series A,

6.00%, 5/15/19	30	32

New York City G.O. Unlimited Bonds,
Series A, Prerefunded,

6.00%, 5/15/10	305	327

New York City Transitional Finance
Authority Building Aid Revenue Bonds,
Series S-2 (FSA State Aid Withholding
Insured),

5.00%, 1/15/18	5,000	5,393

New York G.O. Unlimited, Subseries C1, (1)

5.00%, 10/1/20	5,000	5,295

New York Liberty Development Corp.
Revenue Bonds, Goldman Sachs
Headquarters,

5.50%, 10/1/37	5,000	5,571

New York Local Government Assistance
Corp. Revenue Refunding Bonds,
Series C (MBIA-IBC G.O. of Corp.
Insured),

5.50%, 4/1/17	2,500	2,792

New York Municipal Bond Bank Agency
Revenue Bonds, Series C
(State-Aid Withholding),

5.25%, 6/1/17	10,000	10,712

New York State Environmental Facilities
Corp. Clean Water & Drinking Revenue
Bonds, Series A, Municipal Water
Finance Authority,

5.00%, 6/15/20	5,245	5,596

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 87.5% – CONTINUED

New York - 16.9% – (continued)

New York State Environmental Facilities
Corp. Clean Water & Drinking Revenue
Bonds, Series C, Revolving Funds -
Municipal Water Finance,

5.00%, 6/15/25	$5,000	$5,227

New York State Environmental Facilities
Corp. Revenue Bonds, Series A, State
Clean Water & Drinking Revolving
Funds,

6.00%, 6/15/16	1,330	1,383

New York State Environmental Facilities
Corp. Revenue Bonds, Series A, State
Clean Water & Drinking Revolving
Funds, Prerefunded,

6.00%, 6/15/09	170	177

New York State Thruway Authority
Revenue Bonds, Series A, Highway and
Bridge Trust Fund (FSA Insured),
Prerefunded,

6.00%, 4/1/10	1,000	1,069

New York State Thruway Authority State
Personal Income Tax Revenue Bonds,
Series A,
5.25%, 3/15/21	8,000	8,746

New York State Urban Development Corp.
Personal Income Tax Revenue Bonds,
State Facilities, Series A, Prerefunded,

5.13%, 3/15/12	5,000	5,331

New York State Urban Development Corp.
Subordinate Lien Revenue Bonds
(G.O. of Corp.),

5.50%, 7/1/16	1,250	1,264

Sales Tax Asset Receivables Corp.
Revenue Bonds, Series A
(MBIA Insured),

5.25%, 10/15/19	5,100	5,540

Tobacco Settlement Financing Corp.
Revenue Bonds, Series B-1C,

5.25%, 6/1/13	5,000	5,046

5.50%, 6/1/15	5,000	5,208

5.50%, 6/1/18	5,000	5,319

5.50%, 6/1/19	2,500	2,678

5.50%, 6/1/20	5,000	5,343

Triborough Bridge & Tunnel Authority
Revenue Refunding Bonds
(MBIA Insured),

5.50%, 11/15/19	5,000	5,674

		112,790

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     43     TAX-EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
     INTERMEDIATE TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 87.5% – CONTINUED

North Carolina - 2.7%

North Carolina Eastern Municipal Power
Agency Power System Revenue
Refunding Bonds, Series A,

5.20%, 1/1/10	$2,505	$2,571

North Carolina State G.O. Unlimited
Refunding Bonds, Series B,

5.00%, 4/1/11	10,000	10,495

North Carolina State G.O. Unlimited
Refunding Bonds, Series E,

5.00%, 2/1/10	5,000	5,170

		18,236

Ohio - 0.8%

Akron G.O. Limited Bonds, Prerefunded,

5.75%, 12/1/10	1,000	1,075

Cleveland Airport Systems Revenue
Bonds, Series A (AMBAC Insured),

5.00%, 1/1/24	2,500	2,609

Ohio Housing Finance Agency Mortgage
Revenue Bonds, Series C (AMT),
Residential Mortgage-Backed
Securities (Colld. by GNMA Securities),

5.15%, 3/1/13	630	645

River Valley Local School District G.O.
Unlimited Bonds, School Facilities
Construction & Improvement
(FSA Insured),

5.25%, 11/1/20	1,235	1,302

		5,631

Oregon - 0.5%

Portland City Airport Way Urban Renewal
& Redevelopment Tax Increment
Bonds, Series A (AMBAC Insured),
Prerefunded,

6.00%, 6/15/10	3,450	3,699

Pennsylvania - 3.6%

Pennsylvania Economic Development
Financing Authority Exempt Facilities
Revenue Bonds, Series A (AMT),
Amtrak Project,

6.13%, 11/1/21	1,200	1,259

Pennsylvania Housing Finance
Agency SFM Revenue Bonds,
Series 72A (AMT),

4.80%, 4/1/12	750	766

Pennsylvania State G.O. Unlimited Bonds,
Second Series (FGIC Insured),

5.00%, 7/1/09	5,000	5,130

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 87.5% – CONTINUED

Pennsylvania - 3.6% – (continued)

Pennsylvania State G.O. Unlimited,
Second Series,

5.00%, 1/1/19	$5,000	$5,330

Pennsylvania State Higher Education
Revenue Bonds, Capital Acquisition
(MBIA Insured - G.O. of Agency),
Prerefunded,

6.00%, 12/15/10	1,815	1,949

6.13%, 12/15/10	1,925	2,075

Pennsylvania State Higher Educational
Facilities Authority Revenue Bonds,
Series A, UPMC Health System,

6.00%, 1/15/22	2,000	2,142

Pennsylvania State Turnpike Commission
Oil Franchise Refunding TRB, Series A
(AMBAC Insured),

5.00%, 12/1/19	5,075	5,426

		24,077

Puerto Rico - 2.7%

Puerto Rico Commonwealth Highway &
Transportation Authority
Transportation Revenue Bonds,
Series D, Prerefunded,

5.25%, 7/1/12	10,000	10,729

Puerto Rico Infrastructure Financing
Authority Special Tax Refunding Bonds,
Series C (AMBAC Insured),

5.50%, 7/1/24	5,500	6,246

Puerto Rico Municipal Financing Agency
G.O. Unlimited Bonds, Series A
(FSA Insured), Prerefunded,

6.00%, 8/1/09	1,000	1,055

		18,030

South Carolina - 0.6%

Charleston Educational Excellence
Finance Corp. Revenue Bonds,
Charleston County School District,

5.25%, 12/1/19	3,500	3,727

Tennessee - 0.3%

Memphis-Shelby County Airport Authority
Revenue Bonds, Series D (AMT)
(AMBAC Insured),

6.25%, 3/1/15	2,000	2,117

Texas - 5.1%

Austin City Utilities System Revenue
Refunding Bonds (FSA Insured),

5.13%, 11/15/17	3,000	3,006

See Notes to the Financial Statements.
TAX-EXEMPT FIXED INCOME FUNDS      44      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 87.5% – CONTINUED

Texas - 5.1% – (continued)

Ennis Independent School District Capital
Appreciation G.O. Unlimited Refunding
Bonds (PSF Gtd.), Prerefunded,

0.00%, 8/15/10	$2,225	$705

Ennis Independent School District Capital
Appreciation G.O. Unlimited Refunding
Bonds (PSF Gtd.),

0.00%, 8/15/26	1,140	356

Frisco Independent School District
Building G.O. Unlimited Bonds
(PSF Gtd.),
6.50%, 8/15/14	1,535	1,725

Houston Water & Sewer System Revenue
Refunding Bonds, Series D, Junior Lien
(FGIC Insured), Prerefunded,

5.00%, 12/1/07	3,500	3,577

Lewisville Independent School District
G.O. Unlimited Refunding Bonds
(PSF Gtd.),

5.25%, 8/15/18	5,000	5,449

Panhandle Regional Housing Finance
Agency Revenue Bonds, Series A
(Colld. by GNMA Securities),

6.50%, 7/20/21	500	541

Sam Rayburn Municipal Power Agency
Revenue Refunding Bonds,

6.00%, 10/1/16	1,000	1,045

6.00%, 10/1/21	1,250	1,299

San Antonio Electric & Gas Revenue
Bonds, Series A,

5.25%, 2/1/16	6,490	6,687

San Antonio Electric & Gas Revenue
Bonds, Series A, Prerefunded,

5.25%, 2/1/09	3,510	3,624

5.25%, 2/1/09	875	903

Texas Municipal Power Agency
Revenue Refunding Bonds,
Sub Lien (FGIC Insured),

4.40%, 9/1/11	5,000	5,003

		33,920

Virgin Islands - 0.1%

Virgin Islands PFA Revenue Bonds,
Series A, Gross Receipts Tax Lien Note,

5.63%, 10/1/10	700	713

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 87.5% – CONTINUED

Virginia - 1.9%

Virginia Housing Development Authority
Commonwealth Mortgage Revenue
Bonds (AMT), Series C,

4.50%, 7/1/15	$3,000	$3,022

Virginia Housing Development Authority
Commonwealth Mortgage Revenue
Bonds, Series E - Subseries E-1 (AMT)
(G.O. of Authority Insured),

4.00%, 4/1/10	5,100	5,151

Virginia Housing Development Authority
Commonwealth Mortgage Revenue
Bonds, Series F - Subseries F-1
(G.O. of Authority Insured),

4.00%, 4/1/12	2,000	2,032

Virginia Housing Development Authority
Commonwealth Mortgage Revenue
Bonds, Subseries D-3 (AMT)
(G.O. of Authority Insured),

4.55%, 4/1/23	2,500	2,407

		12,612

Washington - 3.5%

King County School District No. 1 Seattle
G.O. Limited Bonds, Series A
(School Board Guaranty Insured),

4.00%, 6/1/11	5,000	5,073

Snohomish County School District No. 15
Edmonds G.O. Unlimited Refunding
Bonds, Series B (FSA School Board
Guaranty Insured),

5.00%, 12/1/07	1,000	1,003

Washington State G.O. Unlimited Bonds,
Series C (AMBAC Insured),

5.00%, 1/1/18	6,490	6,977

Washington State G.O. Unlimited Bonds,
Series S-4,

5.75%, 1/1/12	10,000	10,440

		23,493

Total Municipal Bonds

(Cost $577,111)		584,647

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     45     TAX-EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
     INTERMEDIATE TAX - EXEMPT FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)

INVESTMENT COMPANIES - 0.2%

AIM Tax-Free Cash Reserve Portfolio	21,693	$22

Dreyfus Tax-Exempt Cash
Management Fund	1,321,732	1,322

Total Investment Companies

(Cost $1,344)		1,344

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 12.0%

California Statewide Communities
Development Authority Revenue VRDB,
University of San Diego
(BNP Paribas LOC),

3.78%, 10/3/07	$2,200	2,200

Collier County Health Facilities Authority
Revenue VRDB, Cleveland Health
Clinic, Series C-1
(JP Morgan Chase & Co. LOC),

4.04%, 10/1/07	1,600	1,600

Connecticut State Health & Educational
Facility Authority Revenue VRDB,
Series V1, Yale University,

4.00%, 10/1/07	1,000	1,000

Highlands County Health Facilities
Authority Revenue VRDB, Series A,
Adventist/Sunbelt (Suntrust Bank LOC),

3.86%, 10/4/07	100	100

Indiana Health & Educational Facilities
Financing Authority Hospital
Revenue VRDB Adjustable,
Harrison County Hospital Project
(JP Morgan Chase Bank LOC),

4.05%, 10/1/07	5,200	5,200

Jacksonville Health Facilities Authority
Hospital Revenue VRDB, Baptist
Medical Center Project
(Wachovia Bank N.A. LOC),

4.00%, 10/1/07	600	600

Las Vegas Valley Water District G.O.
Limited Adjustable Bonds, Series B,
Water Improvement,

4.05%, 10/1/07	1,700	1,700

Lee County Housing Finance Authority
Multifamily Housing Revenue
Refunding VRDB Adjustable, Series A,
Forestwood Apartments Project A
(FNMA Insured),

3.84%, 10/3/07	300	300

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

SHORT-TERM INVESTMENTS - 12.0% – CONTINUED

Los Angeles Department of Water &
Power Waterworks Revenue VRDB,
Subseries B-1,

3.78%, 10/4/07	$4,050	$4,050

Louisiana Offshore Terminal Authority
Deepwater Port Revenue Refunding
VRDB, Series A, Loop LLC Project
(SunTrust Bank LOC),

4.02%, 10/1/07	200	200

Massachusetts State Health &
Educational Facilities Authority
Revenue VRDB, Series GG-1,
Harvard University,

3.82%, 10/4/07	5,000	5,000

Michigan State Hospital Finance
Authority Revenue Refunding VRDB,
Series A, Crittenton Hospital
(Comerica Bank LOC),

4.08%, 10/1/07	600	600

Mississippi Medical Center Educational
Building Corp. Revenue VRDB, Adult
Hospital Project (AMBAC Insured),

3.86%, 10/4/07	835	835

Missouri Development Finance Board
Cultural Facilities Revenue VRDB,
Series B, Nelson Gallery Foundation
(MBIA Insured),

4.04%, 10/1/07	900	900

New Jersey Economic Development
Authority Revenue Refunding VRDB,
Series B, Cedar Crest Village, Inc.
(Sovereign Bank FSB LOC),

3.81%, 10/4/07	500	500

Ohio State Air Quality Development
Authority Revenue Refunding VRDB,
Series A, Polution Control - Firstenergy
(KeyBank N.A. LOC),

3.85%, 10/1/07	10,000	10,000

Palm Beach County Health Facilities
Authority Revenue VRDB, Bethesda
Healthcare Systems Project
(Suntrust Bank LOC),

4.02%, 10/1/07	4,100	4,100

Pennsylvania Turnpike Commission
Turnpike Revenue VRDB, Series C
(AMBAC Insured),

3.86%, 10/4/07	10,000	10,000

See Notes to the Financial Statements.
TAX-EXEMPT FIXED INCOME FUNDS     46     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

SHORT-TERM INVESTMENTS - 12.0% – CONTINUED

Pima County IDA Revenue VRDB,
Series A, Senior Living Facilities -
La Posada (LaSalle Bank N.A. LOC),

3.86%, 10/4/07	$5,300	$5,300

Sublette County PCR Floating Rate
Revenue VRDB, Exxon Project,

3.94%, 10/1/07	2,400	2,400

University of Kansas Hospital Authority
Health Facilities Revenue VRDB,
Kansas University Health System
(G.O. of Authority Insured)
(Harris Trust & Savings Bank LOC),

4.05%, 10/1/07	975	975

Utah Transit Authority Sales Tax
Revenue VRDB, Subseries B
(Fortis Bank S.A./N.V. LOC),

4.00%, 10/1/07	3,800	3,800

Valdez Marine Term Revenue
Refunding VRDB, Series B,
Exxon Pipeline Co. Project,

3.93%, 10/1/07	1,100	1,100

Valdez Marine Term Revenue Refunding
VRDB, Series B, BP Pipelines Project,

4.05%, 10/1/07	12,410	12,410

Wisconsin Health & Educational Facilities
Authority Adjustable Revenue VRDB,
Meriter Hospital, Inc. Project
(M&I Marshall Ilsley LOC),

4.10%, 10/1/07	1,200	1,200

Wisconsin Health & Educational
Facilities Authority Adjustable
Revenue VRDB, Saint Mary’s School
(M&I Marshall and Ilsley LOC),

3.94%, 10/4/07	1,830	1,830

Wisconsin State Health & Educational
Facilities Authority Revenue VRDB,
Series C, Froedtert & Community
Health (AMBAC Insured),

3.90%, 10/4/07	2,100	2,100

Total Short-Term Investments

(Cost $80,000)		80,000

Total Investments - 99.7%

(Cost $658,455)		665,991
Other Assets less Liabilities - 0.3%		1,941

NET ASSETS - 100.0%		$667,932

(1) When-Issued Security
Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS

Development	7.7%

General	6.2

General Obligation	19.3

Higher Education	6.2

Medical	5.1

School District	5.5

Transportation	13.4

Utilities	5.3

Water	5.9

All other sectors less than 5%	25.4

Total	100.0%

At September 30, 2007, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%

AAA	65.1%

AA	14.5

A	4.6

BBB	3.3

SP1/MIG1	4.9

Cash and Equivalents	7.6

Total	100.0%

*   Standard & Poor’s Rating Services

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     47     TAX-EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
     SHORT - INTERMEDIATE TAX - EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 66.5%

Alabama - 2.8%

Jefferson County Sewer Capital
Improvement Revenue Bonds, Series A
(FGIC Insured), Prerefunded,

5.50%, 2/1/11	$2,000	$2,139

Alaska - 1.0%

Alaska Municipal Bond Bank Authority
Revenue Bonds, Series C
(MBIA Insured), Prerefunded,

5.75%, 9/15/10	750	796

Arizona - 4.3%

Arizona School Facilities Board Revenue
Bonds, State School Improvement,
Prerefunded,

5.25%, 7/1/12	1,125	1,206

Phoenix Civic Improvement Corp. Transit
Excise TRB, (AMBAC Insured),
Light Rail Project

5.00%, 7/1/17	2,000	2,145

		3,351

California - 2.0%

Long Beach Bond Finance Authority
Natural Gas Purpose Revenue Bonds,
Series A, (1)

5.25%, 11/15/19	500	525

5.25%, 11/15/20	1,000	1,047

		1,572

Colorado - 5.5%

Boulder Valley School District No. Re-2
Refunding G.O. Unlimited Bonds, Series
B (State Aid Withholding), (1)

5.00%, 12/1/09	1,000	1,032

Colorado Department of Transportation
Revenue Anticipation Notes, Series A
(MBIA Insured),

5.50%, 6/15/12	1,000	1,083

Regional Transportation District Sales Tax
Revenue Bonds, Series A, Fastracks
Project (AMBAC Insured),
Prerefunded, (1)

5.00%, 11/1/16	2,000	2,180

		4,295

Florida - 2.1%

Polk County Transportation Improvement
Revenue Bonds (FSA Insured),
Prerefunded,

5.25%, 12/1/10	1,000	1,060

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 66.5% – CONTINUED

Florida - 2.1% – (continued)
Tallahassee Blueprint 2000
Intergovernmental Agency
Revenue Bonds (MBIA Insured),

5.00%, 10/1/14	$500	$538

		1,598

Georgia - 2.7%

De Kalb County School District G.O.
Unlimited (State Aid Withholding),

5.00%, 2/1/11	1,000	1,046

Gwinnett County Water & Sewerage
Authority Revenue Bonds
(County Gtd.), Prerefunded,

5.00%, 8/1/12	1,000	1,063

		2,109

Illinois - 3.6%

Illinois State G.O. Unlimited Bonds, First
Series (FGIC Insured), Prerefunded,

6.00%, 1/1/10	1,600	1,685

Kendall-Grundy Etc. Counties High School
District No. 18 G.O. Unlimited Bonds,
Series B, Kendall Etc. USD 308
(FGIC Insured), Prerefunded,

5.25%, 10/1/12	1,000	1,076

		2,761

Indiana - 0.7%

Mount Vernon of Posey County Multi-
School Building Corp. Revenue Bonds,
First Mortgage (AMBAC Insured-
State Aid Withholding),

4.00%, 1/15/13	500	508

Kentucky - 1.4%

Kentucky State Property & Buildings
Commission Revenue Bonds, Series A
(MBIA Insured), Project #66,
Prerefunded,

5.75%, 5/1/10	1,000	1,054

Louisiana - 3.0%

Louisiana State G.O. Unlimited Bonds,
Series A (FGIC Insured), Prerefunded,

5.25%, 11/15/10	1,250	1,313

5.00%, 4/1/12	1,000	1,058

		2,371

Maryland - 1.4%

Montgomery County Public Improvement
G.O. Unlimited Bonds, Series A,

5.00%, 5/1/12	1,000	1,063

See Notes to the Financial Statements.
TAX-EXEMPT FIXED INCOME FUNDS     48     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 66.5% – CONTINUED

Michigan - 2.7%

Detroit Water Supply Systems Revenue
Bonds, Senior Lien, Series A
(MBIA Insured), Prerefunded,

5.25%, 7/1/13	$1,000	$1,084

East Lansing School District G.O.
Unlimited Bonds, School Building &
Site (Qualified-School Bond Loan Fund
Insured), Prerefunded,

5.50%, 5/1/10	1,000	1,049

		2,133

Minnesota - 4.0%

Minneapolis-St Paul Metropolitan
Airports Commission Airport Revenue
Refunding Bonds, Subseries B (FGIC
Insured),

5.00%, 1/1/20	1,000	1,058

Minnesota Public Facilities Authority
Water Pollution Control Revenue
Bonds, Series A,

5.00%, 3/1/12	1,000	1,058

Minnesota State G.O. Unlimited,

5.00%, 8/1/09	1,000	1,028

		3,144

New Jersey - 3.3%

New Jersey State G.O. Unlimited
Refunding Bonds, Series J (FGIC-TCRS
Insured),

5.00%, 7/15/11	1,000	1,052

New Jersey Transportation Trust Fund
Authority Revenue Bonds,
Transportation System, Series A (FSA
Insured),

3.75%, 12/15/12	1,500	1,500

		2,552

New Mexico - 1.7%

Albuquerque Water and Sewer System
Improvement Revenue Refunding
Bonds, Series A,

5.25%, 7/1/09	1,275	1,313

New York - 1.4%

Triborough Bridge & Tunnel Authority
Revenue Bonds, Series A, General
Purpose (G.O. of Authority Insured),
Prerefunded,

5.00%, 1/1/12	1,055	1,117

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 66.5% – CONTINUED

Ohio - 2.7%

Chillicothe City School District G.O.
Unlimited Bonds, School Improvement
(FGIC Insured), Prerefunded,

5.00%, 12/1/14	$1,000	$1,084

Ohio State Building Authority Revenue
Refunding Bonds, Series A, State
Facilities Administration Building
Project (FSA Insured),

5.00%, 4/1/09	1,000	1,022

		2,106

Oregon - 4.0%

Clackamas County School District
No. 86 G.O. Unlimited Bonds
(School Board Gtd.), Prerefunded,

5.25%, 6/15/10	1,000	1,044

Multnomah Clackamas Counties School
District No. 10JT Gresham-Barlow G.O.
Unlimited Bonds (FSA Insured)
(School Bond Gtd.), Prerefunded,

5.11%, 6/15/11	1,000	1,067

Umatilla County School District No. 8R
Hermiston G.O. Unlimited Bonds
(MBIA Insured), Prerefunded,

5.20%, 6/15/09	1,000	1,028

		3,139

Pennsylvania - 3.9%

Allegheny County Port Authority
Transportation Special Revenue Bonds
(MBIA Insured), Prerefunded,

6.00%, 3/1/09	1,900	1,983

Pennsylvania State G.O. Unlimited,
Third Series,

4.50%, 12/1/12	1,000	1,020

		3,003

South Carolina - 1.3%

South Carolina Transportation
Infrastructure Bank Revenue Bonds,
Series A (AMBAC Insured),
Prerefunded,

5.50%, 10/1/09	1,000	1,048

Tennessee - 1.4%

Putnam County Schools G.O. Unlimited
(FGIC Insured), Prerefunded,

5.88%, 4/1/10	1,000	1,056

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT     49     TAX-EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
     SHORT - INTERMEDIATE TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 66.5% – CONTINUED

Texas - 4.0%

Harris County Revenue Refunding Bonds
Senior Lien, Toll Road (FSA Insured),

5.38%, 8/15/09	$1,000	$1,034

Irving Improvement Refunding
G.O. Limited Bonds,

5.00%, 9/15/11	1,000	1,053

Texas State Transportation Commission,
First Tier, (1)

5.00%, 4/1/09	1,000	1,020

		3,107

Utah - 1.4%

Utah State G.O. Unlimited Refunding
Bonds, Series B,

5.38%, 7/1/12	1,000	1,079

Virginia - 1.4%

Loudoun County G.O. Unlimited Bonds,
Series B, Public Improvement
(State Aid Withholding),

5.00%, 12/1/13	1,000	1,080

Washington - 1.4%

Franklin County Public Utility District NO
001 Electric Revenue Bonds (MBIA
Insured), Prerefunded,

5.63%, 9/1/12	1,000	1,092

Wisconsin - 1.4%

Wisconsin State G.O. Unlimited, Series F
(FSA Insured), Prerefunded,

5.50%, 5/1/12	1,000	1,081

Total Municipal Bonds

(Cost $51,408)		51,667

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANY - 0.8%
AIM Tax-Free Cash Reserve Portfolio	635,000	635

Total Investment Company

(Cost $635)		635

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

SHORT-TERM INVESTMENTS - 35.4%

Arizona Health Facilities Authority
Revenue VRDB, Banner Healther,
Series A (MBIA Insured),

3.87%, 10/3/07	$300	300

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

SHORT-TERM INVESTMENTS - 35.4% – CONTINUED

Beaver County IDA PCR Refunding VRDB,
Firstenergy Generation
(Barclays Bank PLC LOC),

4.06%, 10/1/07	$1,900	$1,900

Everett Public Facilities District Project
Revenue VRDB,

4.10%, 10/1/07	2,000	2,000

Gainesville Utilities Systems Revenue
VRDB, Series A,

3.88%, 10/3/07	1,100	1,100

Iowa Finance Authority Health Care
Facilities VRDB, Care Initiatives Project
(KBC Bank N.V. LOC),

4.10%, 10/1/07	2,070	2,070

Jackson County PCR Adjustable
Refunding Bonds, Gulf Power Co.
Project,

4.07%, 10/1/07	2,000	2,000

Jacksonville PCR Daily Refunding
Revenue VRDB, Florida Power and
Light Co. Project,

4.04%, 10/1/07	600	600

Metropolitan Transportation Authority
Revenue VRDB, Subseries E-2
(Fortis Bank S.A./N.V. LOC),

3.80%, 10/4/07	1,300	1,300

Michigan State Hospital Finance
Authority Revenue Refunding VRDB,
Series A, Crittenton Hospital (Comerica
Bank LOC),

4.08%, 10/1/07	2,000	2,000

Missouri State Health & Educational
Facilities Authority Educational
Facilities VRDB, Series B, Saint Louis
University,

4.08%, 10/1/07	400	400

Missouri State Health & Educational
Facilities Authority Health Facilities
Revenue VRDB, Series A,
Saint Francis Medical Center
(Bank Of America N.A. LOC),

4.05%, 10/1/07	1,005	1,005

New Jersey Economic Development
Authority Revenue Refunding VRDB,
Series B, Cedar Crest Village, Inc.
(Sovereign Bank FSB LOC),

3.81%, 10/4/07	2,000	2,000

See Notes to the Financial Statements.
TAX-EXEMPT FIXED INCOME FUNDS     50     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

SHORT-TERM INVESTMENTS - 35.4% – CONTINUED

Oregon State Department of
Transportation Highway User Tax
Revenue VRDB,
Sub Lien, Series B1,

3.82%, 10/4/07	$200	$200

Parma Hospital Improvement
Revenue VRDB, Series C, Parma
Community General Hospital
(JP Morgan Chase Bank LOC),

3.88%, 10/4/07	2,000	2,000

Platte County PCR Adjustable Rate
Revenue VRDB, Series A, Tri-State G&T
(National Rural Utilities Finance LOC),

4.05%, 10/1/07	2,000	2,000

Rockford Adjustable Revenue VRDB,
Wesley Willows Obligation
(M&I Marshall Ilsley LOC),

4.03%, 10/1/07	2,000	2,000

Sevier County Public Building Authority
Adjustable Revenue VRDB, Series IV-3,
Local Government Public Improvement
(FSA Insured),

4.10%, 10/1/07	2,000	2,000

University of Kansas Hospital Authority
Health Facilities Revenue VRDB,
Kansas University Health System
(G.O. of Authority Insured)
(Harris Trust & Savings Bank LOC),

4.05%, 10/1/07	2,000	2,000

Wayne Charter County Economic
Development Corp. Revenue VRDB,
University Detroit Jesuit Project
(Allied Irish Bank PLC LOC),

3.88%, 10/4/07	600	600

Total Short-Term Investments

(Cost $27,475)		27,475

Total Investments - 102.7%

(Cost $79,518)		79,777

Liabilities less Other Assets - (2.7)%		(2,100)

NET ASSETS - 100.0%		$77,677

At September 30, 2007, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS

Facilities	7.6%

General	5.9

General Obligation	18.3

Medical	11.8

Pollution	9.5

School District	10.5

Transportation	14.4

Utilities	9.0

All other sectors less than 5%	13.0

Total	100.0%

At September 30, 2007, the credit quality distribution for the Short-Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%

AAA	55.6%

AA	12.1

Cash and Equivalents	32.3

Total	100.0%

*     Standard & Poor’s Rating Services

(1) When-Issued Security
Percentages shown are based on Net Assets.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      51      TAX - EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
TAX - EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 89.1%

Arizona - 2.0%

Arizona Student Loan Acquisition
Authority Revenue Refunding Bonds,
Series A-1 (AMT) (Student Loans Gtd.),

5.90%, 5/1/24	$1,000	$1,049

Arizona Tourism & Sports Authority
Revenue Bonds, Series A,
Multipurpose Stadium Facility
(MBIA Insured),

5.00%, 7/1/31	2,250	2,305

Maricopa County Unified School District
No. 41 Gilbert G.O. Unlimited Bonds,
Unrefunded Balance,

6.25%, 7/1/15	235	239

Maricopa County Unified School District
No. 41 Gilbert G.O. Unlimited Bonds,
Prerefunded,

6.25%, 7/1/08	2,765	2,821

Phoenix Civic Improvement Corp. District
Capital Appreciation Revenue Bonds,
Series B (FGIC Insured),

0.00%, 7/1/20	2,045	1,704

Phoenix Civic Improvement Corp. Transit
Excise TRB, Light Rail Project
(AMBAC Insured),

5.00%, 7/1/17	5,000	5,362

		13,480

California - 12.3%

Anaheim PFA Revenue Bonds, Electric
System Distributing Facilities
(MBIA Insured), Prerefunded,

5.00%, 10/1/08	2,345	2,405

Antelope Valley Community College
District G.O. Unlimited Bond, Series B,
Election 2004 (MBIA Insured),

5.25%, 8/1/39	2,000	2,125

Bay Area Governments Association
Infrastructure Financing Authority
Revenue Bonds, Payment
Acceleration Notes (FGIC Insured),

5.00%, 8/1/17	5,000	5,281

5.00%, 8/1/17	5,000	5,372

Bay Area Governments Association
Infrastructure Financing Authority
Revenue Bonds, Payment
Acceleration Notes (XLCA Insured),

5.00%, 8/1/13	5,000	5,191

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 89.1% - CONTINUED

California - 12.3% - (continued)

California Housing Finance Agency
Revenue Bonds, Series E (AMT),
Home Mortgage (FGIC Insured),

5.00%, 2/1/24	$3,245	$3,265

California State Department of Water
Resources Power Supply Revenue
Bonds, Series A,

6.00%, 5/1/14	12,000	13,227

California State G.O. Unlimited Bonds,

5.25%, 2/1/25	3,500	3,679

California State G.O. Unlimited Bonds,
Prerefunded,

5.75%, 5/1/10	50	53

5.75%, 5/1/10	400	426

California State G.O. Unlimited Bonds,
Unrefunded Balance,

5.75%, 5/1/30	130	138

California State G.O. Unlimited Refunding
Bonds (MBIA Insured),

4.25%, 8/1/33	5,000	4,616

Colton Joint Unified School District
Capital Appreciation G.O. Unlimited
Bonds, Series C, Election of 2001
(FGIC Insured),

0.00%, 2/1/32	5,800	1,629

Kern High School District G.O. Unlimited
Refunding Bonds, Series A
(MBIA Insured),

6.60%, 2/1/17	1,845	2,021

6.60%, 8/1/17	1,825	1,999

Long Beach Bond Finance Authority
Natural Gas Purpose Revenue Bonds,
Series A, (1)

5.50%, 11/15/37	2,500	2,625

Los Angeles Department of Water &
Power Waterworks Revenue Bonds,
Series C (MBIA Insured),

5.00%, 7/1/29	2,500	2,588

Menlo Park G.O. Unlimited Bonds,

5.25%, 8/1/27	1,000	1,059

Moreland School District G.O. Unlimited
Bonds, Series C, Election of 2002
(FGIC Insured),

0.00%, 8/1/28	3,000	1,040

Orange County Sanitation District COP
(FGIC Insured), Prerefunded,

5.25%, 8/1/13	10,000	10,906

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS     52     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 89.1% – CONTINUED

California - 12.3% – (continued)

San Francisco Bay Area Transit Financing
Authority G.O. Unlimited Bonds,
Series B, Election of 2004,

4.75%, 8/1/37	$5,000	$5,035

San Mateo Union High School District
COP Convertible Capital Appreciation,
Series B, Phase I Projects
(AMBAC Insured),

0.00%, 12/15/43	10,000	5,551

Walnut Valley Unified School District G.O.
Unlimited Bonds, Series A
(MBIA Insured), Escrowed to Maturity,

6.00%, 8/1/13	1,000	1,130

		81,361

Colorado - 0.7%

Colorado Health Facilities Authority
Revenue Bonds, Portercare Adventist
Health Hospital, Prerefunded,

6.50%, 11/15/11	1,000	1,120

Denver City & County Special Facilities
Airport Revenue Bonds, Series A
(AMT), Rental Car Project
(MBIA Insured),

6.00%, 1/1/14	3,360	3,474

		4,594

Connecticut - 2.4%

Connecticut State Higher Education
Supplement Loan Authority Revenue
Refunding Bonds, Series A (AMT),
Family Education Loan Program
(MBIA Insured),

4.75%, 11/15/18	1,000	1,051

Connecticut State Refunding G.O.
Unlimited Bonds, Series C,

5.00%, 6/1/15	5,000	5,428

Connecticut State Special Tax Obligation
Revenue Bonds, Series A,
Transportation Infrastructure,
Partially Prerefunded,

7.13%, 6/1/10	8,625	9,159

		15,638

District of Columbia - 1.7%

District of Columbia Revenue Bonds,
Gains-Georgetown University
(AMBAC Insured),

0.00%, 4/1/40	19,610	11,427

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 89.1% – CONTINUED

Florida - 6.8%

Crossings at Fleming Island Community
Development District Special
Assessment Revenue Refunding
Bonds, Series C,

7.05%, 5/1/15	$1,300	$1,352

Florida State Board of Education Capital
Outlay G.O. Unlimited Bonds,
Unrefunded Balance,

9.13%, 6/1/14	2,090	2,454

Florida State Board of Education Capital
Outlay G.O. Unlimited Refunding Bonds,
Escrowed to Maturity,

9.13%, 6/1/14	325	424

Florida State Broward County G.O.
Unlimited Bonds,
Escrowed to Maturity,

10.00%, 7/1/14	15,950	20,192

Miami-Dade County Aviation Revenue
Bonds, Series A (AMT) (FSA Insured),

5.00%, 10/1/33	5,000	5,015

Orlando Utilities Commission Water &
Electric Revenue Refunding Bonds,
Series D, Escrowed to Maturity,

6.75%, 10/1/17	7,700	9,061

Poinciana Community Development
District Special Assessment Bonds,
Series A,

7.13%, 5/1/31	900	940

Sunrise Utility System Revenue Refunding
Bonds, Series A (AMBAC Insured),

5.50%, 10/1/15	4,945	5,406

		44,844

Georgia - 2.4%

Forsyth County G.O. Unlimited Bonds,
Prerefunded,

6.00%, 3/1/10	3,290	3,506

Gainesville & Hall County Development
Authority Revenue Bonds, Series C,
Senior Living Facilities — Lanier Village,

7.25%, 11/15/29	2,000	2,142

Georgia Municipal Electric Authority
Power Revenue Bonds, Series B
(FGIC-TCRS Insured),

6.38%, 1/1/16	2,300	2,711

Georgia State G.O. Unlimited Bonds,
Series E,

5.00%, 8/1/22	5,000	5,357

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      53      TAX - EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 89.1% – CONTINUED

Georgia - 2.4% – (continued)

Georgia State Housing & Finance
Authority Revenue Bonds, Series B
(AMT), SFM (G.O. of Authority Insured),

5.00%, 12/1/26	$1,500	$1,500

Private Colleges & Universities Authority
Student Housing Revenue Bonds,
Series A, Mercer Housing Corp.
Project,

6.00%, 6/1/21	1,000	1,052

		16,268

Illinois - 5.7%

Bolingbrook Capital Appreciation G.O.
Unlimited Bonds, Series B
(MBIA Insured),

0.00%, 1/1/33	1,400	359

Chicago Board of Education Refunding
G.O. Unlimited Bonds, Series A
(MBIA Insured),

5.00%, 12/1/19	5,000	5,413

Chicago O’Hare International Airport
Third Lien Revenue Bonds, Series B-2
(AMT) (XLCA Insured),

6.00%, 1/1/29	11,000	11,897

Cook County Capital Improvement G.O.
Unlimited Bonds, Series C
(AMBAC Insured),

5.00%, 11/15/25	2,500	2,591

Illinois Development Finance Authority
Economic Development Revenue
Bonds, Latin School of Chicago Project,
Prerefunded,

5.60%, 8/1/08	350	356

Illinois Educational Facilities Authority
Student Housing Revenue Bonds,
Educational Advancement Fund
University Center Project, Prerefunded,

6.00%, 5/1/12	750	831

Illinois Health Facilities Authority
Revenue Bonds, Riverside Health
System, Prerefunded,

6.00%, 11/15/12	1,000	1,111

Illinois State G.O. Unlimited Bonds,
1st Series,

5.60%, 8/1/21	5,000	5,229

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL BONDS - 89.1% – CONTINUED

Illinois - 5.7% - (continued)

Metropolitan Pier & Exposition Authority
Revenue Bonds, Series A, McCormick
Place Expansion (MBIA Insured),

5.25%, 6/15/42	$10,000	$10,379

		38,166

Indiana - 4.5%

Franklin Township Independent School
Building Corp. Marion County First
Mortgage Revenue Bonds,
Prerefunded,

6.50%, 7/15/10	5,000	5,481

Hamilton County Independent Public
Building Corp. First Mortgage G.O.
Unlimited Bonds,

7.25%, 8/1/13	4,200	4,885

Indiana Municipal Power Agency Power
Supply Systems Revenue Bonds,
Series A (MBIA Insured),

5.00%, 1/1/42	5,000	5,119

Indiana Office Building Commission
Capital Complex Revenue Bonds,
Series B (MBIA Insured),

7.40%, 7/1/15	5,620	6,789

Indianapolis Industrial Utilities District
Revenue Refunding Bonds, Series B
(FGIC Insured),

3.50%, 6/1/18	3,280	3,106

Indianapolis Industrial Utilities District
Revenue Refunding Bonds, Series B
(FGIC Insured), Escrowed to Maturity,

4.00%, 6/1/08	2,275	2,283

Monroe County Hospital Authority
Revenue Bonds, Series B, Bloomington
Hospital Obligation Group
(FSA Insured),

6.00%, 5/1/29	2,000	2,079

		29,742

Iowa - 0.8%

Tobacco Settlement Authority of Iowa
Tobacco Settlement Revenue Bonds,
Series B, Asset Backed, Prerefunded,

5.60%, 6/1/11	5,000	5,381

Kansas - 0.3%

Wichita Hospital Improvement Facilities
Revenue Refunding Bonds, Series III,

6.25%, 11/15/18	1,685	1,816

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS      54      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 89.1% – CONTINUED

Kentucky - 1.6%
Louisville & Jefferson County
Metropolitan Sewer District Sewer &
Drain System Revenue Bonds,
Series A (MBIA Insured),

5.50%, 5/15/34	$10,000	$10,635

Maryland - 2.4%

Maryland State G.O. Unlimited Bonds,
State and Local Facilities, 2nd Series,

5.00%, 8/1/10	5,000	5,206

Montgomery Improvement G.O. Unlimited
Bonds, Series A, Consolidated
Public Improvement,

5.00%, 5/1/18	5,000	5,448

Prince Georges County G.O. Limited
Refunding Limited Bonds, Series B,
Consolidated Public Improvement,

5.00%, 7/15/23	5,000	5,318

		15,972

Massachusetts - 5.5%

Massachusetts Bay Transportation
Authority Mass Sales Tax Revenue
Bonds, Series A,

5.00%, 7/1/24	10,000	10,829

Massachusetts Health & Educational
Facilities Authority Revenue Bonds,
Series A, Berklee College Music,

5.00%, 10/1/37	5,000	5,071

Massachusetts Health & Educational
Facilities Authority Revenue Bonds,
Series N, Harvard University
(G.O. of Institution Insured),

6.25%, 4/1/20	10,000	12,164

Massachusetts State Water Pollution
Abatement Revenue Bonds, Series A,
MWRA Program,

6.00%, 8/1/19	3,000	3,538

Massachusetts State Water Resources
Authority Revenue Refunding
Bonds, Series D
(MBIA Insured G.O. of Authority),

5.00%, 8/1/24	5,000	5,095

		36,697

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 89.1% – CONTINUED

Michigan - 0.8%

Michigan State Trunk Line Revenue
Refunding Bonds (FSA Insured),

5.00%, 11/1/18	$1,500	$1,632

Wayne Charter County Airport Revenue
Bonds, Series B (MBIA Insured),

4.88%, 12/1/23	2,500	2,533

Wayne Charter County Revenue
Refunding Bonds,
Series C (FGIC Insured),

5.38%, 12/1/15	1,000	1,071

		5,236

Minnesota - 3.4%
Minnesota Public Facilities Authority
Water PCR Refunding Bonds, Series B,

5.00%, 3/1/18	5,000	5,440

Minnesota State G.O. Unlimited Bonds,

5.00%, 10/1/09	5,000	5,149

5.00%, 6/1/11	10,000	10,513

Minnesota State Housing Finance
Agency SFM Revenue Bonds,
Series A (MBIA Insured),

5.35%, 7/1/17	475	488

Minnesota State Housing Finance
Agency SFM Revenue Bonds, Series F,

5.70%, 1/1/17	825	831

		22,421

Missouri - 0.4%

Metro Development Agency District
Revenue Bonds, Series B, Metrolink
Cross Country Project (FSA Insured),

5.25%, 10/1/17	2,500	2,704

Nevada - 1.0%

Clark County IDR Bonds (AMT), Series A,
Southwest Gas Corp. Project
(AMBAC Insured),

5.25%, 7/1/34	5,570	5,668

North Las Vegas G.O. Limited Bonds,
Wastewater Reclamation System
(MBIA Insured),

4.50%, 10/1/36	1,250	1,209

		6,877

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      55      TAX - EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 89.1% – CONTINUED

New Jersey - 4.7%

New Jersey Economic Development
Authority Revenue Bonds,
Cigarette Tax,

5.75%, 6/15/29	$5,000	$5,231

New Jersey Economic Development
Authority Revenue Refunding Bonds,
Series K, School Facilities Construction
(AMBAC Insured),

5.25%, 12/15/20	10,000	11,099

New Jersey Health Care Facilities
Financing Authority Revenue Bonds,
Atlantic City Medical, Prerefunded,

6.25%, 7/1/12	445	496

New Jersey Health Care Facilities
Financing Authority Revenue Bonds,
Unrefunded - Atlantic City Medical,

6.25%, 7/1/17	555	601

New Jersey State Turnpike Authority
Growth & Income Securities Revenue
Bonds, Series B (AMBAC Insured),

0.00%, 1/1/35	5,000	3,580

New Jersey Transportation Trust Fund
Authority Revenue Bonds, Series A
(FSA Insured),

4.00%, 12/15/17	5,000	4,967

New Jersey Transportation Trust Fund
Authority Revenue Bonds, Series A
(FSA Insured),

5.25%, 12/15/20	5,000	5,544

		31,518

New York - 11.1%

Dutchess County IDA Civic Facilities
Revenue Bonds, Bard College
Civic Facilities, Prerefunded,

5.75%, 8/1/10	2,000	2,139

Metropolitan Transportation
Authority Revenue Bonds, Series A
(FGIC Insured),

4.75%, 11/15/37	4,060	4,079

New York City G.O. Unlimited Bonds,
Series A, Unrefunded Balance,

6.00%, 5/15/30	50	53

New York City Municipal Water Finance
Authority Water & Sewer System
Revenue Bonds, Series B,
Prerefunded,

6.00%, 6/15/10	1,940	2,082

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 89.1% – CONTINUED

New York - 11.1% – (continued)

New York City Municipal Water Finance
Authority Water & Sewer System
Revenue Crossover Refunding Bonds,
Series B, Unrefunded Balance,

6.00%, 6/15/33	$1,160	$1,239

New York City Transitional Finance
Authority Revenue Bonds, Series B,
Future Tax Secured, Prerefunded,

6.00%, 5/15/10	4,000	4,284

New York City Transitional Finance
Authority Revenue Bonds, Series E,
Future Tax Secured (FGIC Insured),

5.25%, 2/1/17	5,000	5,370

New York G.O. Unlimited Bonds,
Subseries C1, (1)

5.00%, 10/1/20	5,000	5,295

New York Liberty Development Corp.
Revenue Bonds, Goldman Sachs
Headquarters,

5.50%, 10/1/37	5,000	5,571

New York State Dormitory Authority
Lease Revenue Bonds, Series A,
University Dormitory Facilities,
Prerefunded,

6.25%, 7/1/10	1,115	1,205

New York State Thruway Authority
State Personal Income Tax
Revenue Bonds, Series A,

5.25%, 3/15/21	5,000	5,466

New York State Urban Development Corp.
Revenue Refunding Bonds, Series A,
Service Contract (FSA Insured), (1)

5.25%, 1/1/19	10,000	11,052

Port Authority of New York & New Jersey
Revenue Bonds, Series 109
(G.O. of Authority),

5.38%, 1/15/32	2,000	2,022

Sales Tax Asset Receivables Corp.
Revenue Bonds, Series A
(MBIA Insured),

5.25%, 10/15/19	5,000	5,432

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS      56      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 89.1% – CONTINUED

New York - 11.1% – (continued)

Tobacco Settlement Financing Corp.

Revenue Bonds, Series B-1C,

5.50%, 6/1/16	$10,000	$10,549

5.50%, 6/1/18	5,000	5,319

5.50%, 6/1/19	2,500	2,678

		73,835

North Carolina - 3.0%

North Carolina State Eastern Municipal
Power Agency Power System Revenue
Bonds, Series A, Escrowed to Maturity,

6.50%, 1/1/18	2,655	3,211

North Carolina State Eastern Municipal
Power Agency Power System
Revenue Bonds, Series D,

6.75%, 1/1/26	1,250	1,325

North Carolina State Eastern Municipal
Power Agency Power System
Revenue Refunding Bonds, Series B,

7.00%, 1/1/08	10,000	10,078

North Carolina State G.O. Unlimited
Refunding Bonds, Series E,

5.00%, 2/1/10	5,000	5,171

		19,785

Ohio - 0.7%

Cleveland Airport Systems Revenue
Bonds, Series A (AMBAC Insured),

5.00%, 1/1/24	2,500	2,609

Ohio Housing Finance Agency Mortgage
Revenue Bonds, Series C (AMT),
Residential Mortgage-Backed
Securities (Colld. by GNMA Securities),

5.15%, 3/1/13	640	656

Plain Local School District G.O. Unlimited
Bonds (FGIC Insured), Prerefunded,

6.00%, 6/1/11	810	877

Plain Local School District G.O.
Unlimited Bonds (FGIC Insured),
Unrefunded Balance

6.00%, 12/1/25	190	203

		4,345

Oklahoma - 1.3%
McGee Creek Authority Water Revenue
Bonds (MBIA Insured),

6.00%, 1/1/13	6,000	6,342

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 89.1% – CONTINUED

Oklahoma - 1.3% – (continued)

Payne County Economic Development
Authority Student Housing Revenue
Bonds, Series A, Collegiate Housing
Foundation, Prerefunded,

6.38%, 6/1/11	$2,000	$2,189

		8,531

Oregon - 0.8%

Oregon State Housing & Community
Services Department Mortgage
Revenue Bonds, Series D (AMT),

5.00%, 7/1/26	3,505	3,505

Oregon State Housing & Community
Services Department Mortgage
Revenue Bonds, Series E,
SFM Program (FHA Insured),
6.15%, 7/1/30	350	356

Oregon State Housing & Community
Services Department Mortgage
Revenue Bonds, Series F, SFM Project,

5.55%, 7/1/30	1,160	1,186

		5,047

Pennsylvania - 2.1%

Montgomery County Higher Education &
Health Authority Revenue Bonds,
Series A, Philadelphia Geriatric Center,
Prerefunded,

7.38%, 12/1/09	3,000	3,273

Pennsylvania Housing Finance Agency
SFM Revenue Bonds,
Series 72A (AMT),

4.80%, 4/1/12	750	766

Pennsylvania State G.O. Unlimited Bonds,
Second Series (FGIC Insured),

5.00%, 7/1/09	5,000	5,130

Pennsylvania State Higher Educational
Facilities Authority Revenue Bonds,
LaSalle University,

5.50%, 5/1/34	1,330	1,362
Pennsylvania State Higher Educational
Facilities Authority Revenue Bonds,
Series A, UPMC Health System,

6.00%, 1/15/22	1,750	1,874

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      57      TAX - EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS
TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 89.1% – CONTINUED

Pennsylvania - 2.1% – (continued)

Pennsylvania State Higher Educational
Facilities Authority Student Housing
Revenue Bonds, Series A, Student
Association, Inc. Project,

6.75%, 9/1/32	$1,475	$1,546

		13,951

Puerto Rico - 3.7%

Puerto Rico Commonwealth Highway &
Transportation Authority
Transportation Revenue Bonds,
Series B, Prerefunded,

6.00%, 7/1/10	2,000	2,148

Puerto Rico Commonwealth Highway &
Transportation Authority
Transportation Revenue Bonds,
Series D, Prerefunded,

5.25%, 7/1/12	11,260	12,080

Puerto Rico Electric Power Authority
Power Revenue Refunding Bonds,
Series V V (FSA Insured),

5.50%, 7/1/20	3,350	3,794

Puerto Rico Infrastructure Financing
Authority Special Tax Refunding Bonds,
Series C (AMBAC Insured),

5.50%, 7/1/24	5,500	6,247

		24,269

Rhode Island - 0.5%

Rhode Island State Economic
Development Corp. Airport Revenue
Bonds, Series B (FGIC Insured),
Prerefunded,

6.50%, 7/1/10	3,000	3,258

Texas - 4.2%

Birdville Independent School District
Capital Appreciation G.O. Unlimited
Bonds (PSF Gtd.), Prerefunded,

0.00%, 2/15/10	1,795	906

Dallas-Fort Worth International Airport
Facilities Improvement Corp. Revenue
Bonds, Series A (AMT)
(AMBAC Insured),

5.00%, 11/1/32	1,110	1,112

Harris County Health Facilities
Development Corp. Revenue Bonds,
Series A, Christus Health (MBIA
Insured), Escrowed to Maturity,

5.50%, 7/1/09	180	186

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 89.1% – CONTINUED

Texas - 4.2% – (continued)

Harris County Revenue Refunding Bonds,
Series A, Senior Lien - Toll Road
(FSA Insured), Prerefunded,

5.25%, 8/15/10	$10,000	$10,464

Lewisville Independent School District
G.O. Unlimited Refunding Bonds
(PSF Gtd.),

5.25%, 8/15/18	5,000	5,449

Parker County Hospital District Revenue
Bonds, Campbell Health System,
Prerefunded,

6.25%, 8/15/09	1,000	1,067

Pflugerville Certificates G.O. Limited
Bonds (AMBAC Insured),

5.00%, 8/1/33	3,075	3,142

Sam Rayburn Municipal Power Agency
Revenue Refunding Bonds,

6.00%, 10/1/16	1,000	1,045

6.00%, 10/1/21	1,250	1,299

Texas State Veterans Housing
Assistance G.O. Unlimited Bonds,
Series C (AMT), Fund II,

6.10%, 6/1/21	3,000	3,119

Waxahachie Independent School District
Capital Appreciation G.O. Unlimited
Bonds (PSF Gtd.), Unrefunded Balance,

0.00%, 8/15/16	240	145

0.00%, 8/15/23	190	71

0.00%, 8/15/28	305	81

0.00%, 8/15/30	320	75

		28,161

Virginia - 0.4%

Virginia Housing Development Authority
Commonwealth Mortgage Revenue
Bonds, Subseries D-3 (AMT)
(G.O. of Authority),

4.55%, 4/1/23	2,500	2,407

Washington - 1.9%

Snohomish County School District No. 15
Edmonds G.O. Unlimited Refunding
Bonds, Series B (FSA Insured),
5.00%, 12/1/07	1,000	1,003

Washington State G.O. Unlimited Bonds,
Series B & AT-7,
6.40%, 6/1/17	5,200	6,082

See Notes to the Financial Statements.
TAX - EXEMPT FIXED INCOME FUNDS      58      NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 89.1% - CONTINUED

Washington - 1.9% – (continued)

Washington State G.O. Unlimited Bonds,
Series C (AMBAC Insured),

5.00%, 1/1/18	$5,000	$5,375

		12,460

Total Municipal Bonds

(Cost $573,165)		590,826

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANIES - 0.8%

AIM Tax-Free Cash Reserve Portfolio	5,515,972	5,516

Dreyfus Tax-Exempt Cash
Management Fund	32,039	32

Total Investment Companies

(Cost $5,548)		5,548

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 10.0%

Connecticut State Health & Educational
Facility Authority Revenue VRDB,
Series Y-2, Yale University,

4.00%, 10/1/07	$3,400	3,400

Indiana Health & Educational Facilities
Financing Authority Hospital Revenue
VRDB Adjustable, Harrison County
Hospital Project
(JP Morgan Chase Bank LOC),

4.05%, 10/1/07	2,300	2,300

Louisiana Offshore Terminal Authority
Deepwater Port Revenue Refunding
VRDB, Series A, Loop LLC Project
(SunTrust Bank LOC),

4.02%, 10/1/07	1,000	1,000

Massachusetts State Health &
Educational Facilities Authority
Revenue VRDB, Series GG-1,
Harvard University,

3.82%, 10/4/07	5,000	5,000

McAllister Academic Village LLC VRDB,
Series A, Arizona State University
Project (AMBAC Insured),

3.83%, 10/3/07	10,000	10,000

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 10.0% - CONTINUED

Michigan State Hospital Finance
Authority Revenue Refunding VRDB,
Series A, Crittenton Hospital
(Comerica Bank LOC),

4.08%, 10/1/07	$100	$100

Montana Facility Finance Authority
Revenue VRDB, Series A,
Sister of Charity,

4.04%, 10/1/07	11,680	11,680

New Jersey Economic Development
Authority Revenue Refunding VRDB,
Series B, Cedar Crest Village, Inc.
(Sovereign Bank FSB LOC),

3.81%, 10/4/07	4,100	4,100

Ohio State Air Quality Development
Authority Revenue Refunding VRDB,
Series A, Pollution Control - Firstenergy
(KeyBank N.A. LOC),

3.85%, 10/1/07	10,000	10,000

Pima County IDA Revenue VRDB,
Series A, Senior Living Facilities -
La Posada (LaSalle Bank N.A. LOC),

3.86%, 10/4/07	5,700	5,700

Sunshine State Governmental Financing
Commission Revenue VRDB
(AMBAC Insured),

4.08%, 10/1/07	2,900	2,900

Tarrant County Health Facilities
Development Corp. Revenue VRDB,
Series A, Adventist/Sunbelt
(SunTrust Bank LOC),

3.86%, 10/4/07	400	400

Texas State Transportation Commission
Revenue VRDB, Series B, First Tier,

3.87%, 10/3/07	200	200

Utah Transit Authority Sales Tax
Revenue VRDB, Subseries B
(Fortis Bank S.A./N.V. LOC),

4.00%, 10/1/07	2,500	2,500

Valdez Marine Term Revenue
Refunding Bonds, Series B,
Exxon Pipeline Co. Project,

3.93%, 10/1/07	6,700	6,700

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      59      TAX - EXEMPT FIXED INCOME FUNDS

tax - exempt fixed income funds

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)
TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 10.0% – CONTINUED

Washington State Housing Finance
Commission Nonprofit Housing
Revenue Refunding VRDB,
Emerald Heights Project
(Bank of America N.A. LOC),

4.00%, 10/1/07	$100	$100

Total Short-Term Investments

(Cost $66,080)		66,080

Total Investments - 99.9%

(Cost $644,793)		662,454
Other Assets less Liabilities - 0.1%		868

NET ASSETS - 100.0%		$663,322
(1) When-Issued Security
Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	9.8%

General	6.3

General Obligation	19.5

Higher Education	8.2

Power	6.7

Transportation	10.6

Utilities	7.5

All other sectors less than 5%	31.4

Total	100.0%
At September 30, 2007, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	63.1%

AA	14.3

A	5.7

BBB	6.1

Not Rated	0.8

SP1/MIG1	3.8

Other	0.2

Cash and Equivalents	6.0

Total	100.0%
*     Standard & Poor’s Rating Services

See Notes to the Financial Statements.
TAX — EXEMPT FIXED INCOME FUNDS      60      NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

1 ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2007, the Trust currently includes 37 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. The Short-Intermediate Tax-Exempt Fund commenced investment operations on August 23, 2007. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. (“PFPC”) serve as the Trust’s co-administrators, and Northern Fund Distributors, LLC is the Trust’s distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES – Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser have determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves

NORTHERN FUNDS SEMIANNUAL REPORT  61 TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

 NOTES TO THE FINANCIAL STATEMENTS (continued)

the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS – The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax. Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares.

C) WHEN-ISSUED/ DELAYED DELIVERY SECURITIES – Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued securities at September 30, 2007, if any, are noted in each of the Funds’ Schedules of Investments and Statements of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME – Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Funds received dividend income from investments in investment companies during the six months ended September 30, 2007. Dividend income is recognized on the ex-dividend date. Cost of investments includes amortization of premiums and accretion of discounts.

E) EXPENSES – Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among the Funds in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS – Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION	PAYMENT
	FREQUENCY	FREQUENCY

Arizona Tax-Exempt	DAILY	MONTHLY
California Intermediate Tax-Exempt	DAILY	MONTHLY
California Tax-Exempt	DAILY	MONTHLY
High Yield Municipal	DAILY	MONTHLY
Intermediate Tax-Exempt	DAILY	MONTHLY
Short-Intermediate Tax-Exempt	DAILY	MONTHLY
Tax-Exempt	DAILY	MONTHLY

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts.

G) FEDERAL INCOME TAXES – No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2006, through the fiscal year ended March 31, 2007, the High Yield Municipal Fund incurred net capital loss of approximately $47,000 for which the Fund intends to treat as having been incurred in the next fiscal year.

At March 31, 2007, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

	MAR. 31,	MAR. 31,	MAR. 31,	MAR. 31,	MAR. 31,	MAR. 31,	MAR. 31,
Amounts in thousands	2008	2009	2010	2011	2013	2014	2015

High Yield Municipal	$106	$531	$535	$107	$513	$184	$358

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

TAX-EXEMPT FIXED INCOME FUNDS  62 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

At March 31, 2007, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED

	TAX-EXEMPT	ORDINARY	LONG-TERM	UNREALIZED
Amounts in thousands	INCOME	INCOME*	CAPITAL GAINS	GAINS

Arizona Tax-Exempt	$28	$80	$216	$1,723
California Intermediate Tax-Exempt	54	5	50	2,514
California Tax-Exempt	60	97	618	4,619
High Yield Municipal	186	–	–	9,546
Intermediate Tax-Exempt	392	1,557	–	5,702
Tax-Exempt	242	1,549	443	18,100

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2007, was as follows:

	DISTRIBUTIONS FROM

	TAX-EXEMPT	ORDINARY	LONG-TERM
Amounts in thousands	INCOME	INCOME*	CAPITAL GAINS

Arizona Tax-Exempt	$2,051	$150	$148
California Intermediate Tax-Exempt	3,144	25	73
California Tax-Exempt	4,022	193	282
High Yield Municipal	11,597	20	–
Intermediate Tax-Exempt	20,568	1,855	3,490
Tax-Exempt	20,605	2,523	2,796

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2006, was as follows:

	DISTRIBUTIONS FROM

	TAX-EXEMPT	ORDINARY	LONG-TERM
Amounts in thousands	INCOME	INCOME*	CAPITAL GAINS

Arizona Tax-Exempt	$2,258	$70	$452
California Intermediate Tax-Exempt	2,625	24	200
California Tax-Exempt	3,734	257	277
High Yield Municipal	6,877	8	–
Intermediate Tax-Exempt	19,071	394	1,833
Tax-Exempt	19,057	1,349	1,273

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Funds’ financial statements.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2007, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense during the six months ended September 30, 2007.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). For the six months ended September 30, 2007, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees

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TAX-EXEMPT FIXED INCOME FUNDS

 NOTES TO THE FINANCIAL STATEMENTS (continued)

and expense limitations for the Funds during this period were as follows:

	ANNUAL
	ADVISORY	EXPENSE
	FEES	LIMITATIONS

Arizona Tax-Exempt	0.55%	0.75%
California Intermediate Tax-Exempt	0.55%	0.75%
California Tax-Exempt	0.55%	0.75%
High Yield Municipal	0.65%	0.85%
Intermediate Tax-Exempt	0.55%	0.75%
Short-Intermediate Tax-Exempt	0.50%	0.70%
Tax-Exempt	0.55%	0.75%

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. The Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5 INVESTMENT TRANSACTIONS

For the six months ended September 30, 2007, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Arizona Tax-Exempt	$ –	$30,980	$ –	$23,775
California Intermediate Tax-Exempt	–	50,006	–	38,635
California Tax-Exempt	–	51,520	–	33,554
High Yield Municipal	–	78,026	–	42,799
Intermediate Tax-Exempt	–	984,618	–	918,294
Short-Intermediate Tax-Exempt	–	53,430	–	–
Tax-Exempt	–	981,259	–	869,494

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SEPTEMBER 30, 2007 (UNAUDITED)

At September 30, 2007, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

	UNREALIZED	UNREALIZED	NET APPRECIATION	COST BASIS
Amounts in thousands	APPRECIATION	DEPRECIATION	(DEPRECIATION)	OF SECURITIES

Arizona Tax-Exempt	$1,697	(159)	$1,538	$58,861
California Intermediate Tax-Exempt	2,236	(354)	1,882	128,555
California Tax-Exempt	4,201	(465)	3,736	130,813
High Yield Municipal	5,813	(7,879)	(2,066)	353,023
Intermediate Tax-Exempt	9,261	(1,725)	7,536	658,455
Short-Intermediate Tax-Exempt	277	(18)	259	79,518
Tax-Exempt	18,585	(924)	17,661	644,793

6 CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2007, were as follows:

		PROCEEDS	SHARES FROM	REINVESTMENT		PAYMENTS	NET	NET
	SHARES	FROM	REINVESTED	OF	SHARES	FOR SHARES	INCREASE	INCREASE
Amounts in thousands	SOLD	SHARES SOLD	DIVIDENDS	DIVIDENDS	REDEEMED	REDEEMED	IN SHARES	IN NET ASSETS

Arizona Tax-Exempt	1,214	$12,346	18	$188	(403)	$(4,090)	829	$8,444
California Intermediate Tax-Exempt	2,521	25,419	21	212	(861)	(8,698)	1,681	16,933
California Tax-Exempt	2,548	27,495	30	328	(819)	(8,840)	1,759	18,983
High Yield Municipal	9,301	90,205	121	1,168	(4,824)	(46,678)	4,598	44,695
Intermediate Tax- Exempt	11,546	116,318	115	1,162	(8,645)	(86,766)	3,016	30,714
Short-Intermediate Tax-Exempt	7,769	77,791	1	7	(37)	(380)	7,733	77,418
Tax-Exempt	12,926	133,659	143	1,472	(4,641)	(47,876)	8,428	87,255

Transactions in capital shares for the fiscal year ended March 31, 2007, were as follows:

		PROCEEDS	SHARES FROM	REINVESTMENT		PAYMENTS	NET	NET
	SHARES	FROM	REINVESTED	OF	SHARES	FOR SHARES	INCREASE	INCREASE
Amounts in thousands	SOLD	SHARES SOLD	DIVIDENDS	DIVIDENDS	REDEEMED	REDEEMED	IN SHARES	IN NET ASSETS

Arizona Tax-Exempt	1,336	$13,787	58	$598	(1,292)	$(13,313)	102	$1,072
California Intermediate Tax-Exempt	5,499	56,136	34	338	(1,804)	(18,375)	3,729	38,099
California Tax-Exempt	4,119	45,103	71	771	(2,372)	(25,956)	1,818	19,918
High Yield Municipal	13,882	136,495	208	2,050	(5,735)	(56,225)	8,355	82,320
Intermediate Tax- Exempt	18,962 *	194,191 *	619	6,311	(11,676)	(119,278)	7,905	81,224
Tax-Exempt	16,294	170,960	692	7,262	(6,996)	(73,417)	9,990	104,805

*	Due to the acquisition of the Florida Intermediate Tax-Exempt Fund by the Intermediate Tax-Exempt Fund, these numbers include assets received in connection with the fund’s acquisition of approximately 3,865,000 in shares sold and $39,846,000 in proceeds from shares sold.

7 NEW ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statements and financial disclosures, if any.

NORTHERN FUNDS SEMIANNUAL REPORT  65 TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FUND EXPENSES	SEPTEMBER 30, 2007 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/07 -9/30/07” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Arizona Tax-Exempt

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/2007	9/30/2007	4/1/07 - 9/30/07

Actual	0.75%	$1,000.00	$1,013.00	$3.78
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80 **

California Intermediate Tax-Exempt

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/2007	9/30/2007	4/1/07 - 9/30/07

Actual	0.75%	$1,000.00	$1,008.60	$3.78
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80 **

California Tax-Exempt

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/2007	9/30/2007	4/1/07 - 9/30/07

Actual	0.75%	$1,000.00	$1,011.00	$3.78
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80 **

High Yield Municipal

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/2007	9/30/2007	4/1/07 - 9/30/07

Actual	0.85%	$1,000.00	$982.90	$4.23
Hypothetical	0.85%	$1,000.00	$1,020.81	$4.31 **

Intermediate Tax-Exempt

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/2007	9/30/2007	4/1/07 - 9/30/07

Actual	0.75%	$1,000.00	$1,014.40	$3.79
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80 **

Short-Intermediate Tax-Exempt(1)

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/2007	9/30/2007	4/1/07 - 9/30/07

Actual	0.70%	$1,000.00	$1,007.60	$0.75
Hypothetical	0.70%	$1,000.00	$1,004.59	$0.75 **

Tax-Exempt

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/2007	9/30/2007	4/1/07 - 9/30/07

Actual	0.75%	$1,000.00	$1,012.00	$3.78
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80 **

(1)	The Short-Intermediate Tax-Exempt Fund commenced operations on 8/23/07. Thus, to calculate account values and expenses paid, the 39 day rate of return was used (as opposed to the 6 month rate of return).

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent before expenses.

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TAX-EXEMPT FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2007 (UNAUDITED)

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ACA	American Capital Access

AMBAC	American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax

Colld.	Collateralized

COP	Certificate of Participation

FGIC	Financial Guaranty Insurance Corporation

FHA	Federal Housing Authority

FNMA	Fannie Mae

FSA	Financial Security Assurance

FSB	Federal Savings Bank

GNMA	Government National Mortgage Association

G.O.	General Obligation

Gtd.	Guaranteed

IBC	Insured Bond Certificates

IDA	Industrial Development Authority

IDR	Industrial Development Revenue

LOC	Letter of Credit

MBIA	Municipal Bond Insurance Association

PCR	Pollution Control Revenue

PFA	Public Finance Authority

PSF	Permanent School Fund

SFM	Single Family Mortgage

TCRS	Transferable Custodial Receipts

TRB	Tax Revenue Bonds

TSB	Trustee Saving Bank

VRDB	Variable Rate Demand Bonds

XLCA	XL Capital Assurance

NORTHERN FUNDS SEMIANNUAL REPORT  67 TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the Short-Intermediate Tax-Exempt Fund (the “Fund”). In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Fund with Northern Trust Investments, N.A. (“NTI” or the “Investment Adviser”).

The Advisory Agreement was initially approved with respect to the Fund by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on August 3, 2007 (the “Meeting”).

In connection with the Meeting, the Trustees received written materials and oral presentations relating to the Trustees’ consideration of the Advisory Agreement, and at that Meeting, the Trustees also considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions, of NTI and its services. The Trustees reviewed and discussed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the contractual investment advisory fees and the total expenses (after voluntary reimbursements) borne by the Fund in comparison to those borne by mutual fund peer groups and categories selected by Lipper Analytical Services, Inc. (“Lipper”), including other similar funds; (iii) the investment advisory fees charged by NTI to its certain other accounts; (iv) the nature, quality and extent of the investment advisory services, including the scope and depth of NTI’s resources, NTI’s staffing for the Fund and the experience of the portfolio manager who would be managing the Fund; (v) NTI’s financial resources and its ability to attract and retain talent; (vi) the fees paid by the Fund to NTI and its affiliates for services, and NTI’s profitability and the expenses incurred by it in connection with the provision of those services; (vii) the Fund’s expense ratios; (viii) other benefits received by NTI and its affiliates from its relationships with the Fund; and (ix) NTI’s brokerage and trade allocation policies and other matters.

In connection with their approvals of the Advisory Agreement for the Fund, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services to be provided by NTI to the Fund and the services provided to other current Funds of the Trust. In this regard, the Trustees considered both the investment advisory services, and the other nonadvisory services, that would be provided to the Fund by NTI and its affiliates and the quality of services that are currently provided to the Trust’s other Funds. The nonadvisory services include services as the Funds’ custodian, transfer agent and co-administrator. The Trustees also considered that many of the Fund’s shareholders were likely to have other client relationships with The Northern Trust Company. The Trustees concluded that NTI was able to commit substantial financial and other resources to the operations of the Fund and was able to provide quality services to the Fund. The Trustees also believed that NTI had made significant commitments to address regulatory compliance requirements that would be applicable to the Fund. The Trustees also considered NTI’s willingness to provide information requested by the Trustees.

The Trustees also considered the Fund’s contractual advisory fee rates (which do not include breakpoints); the Fund’s projected total operating expense ratio; NTI’s voluntary expense reimbursements with respect to the Fund; and whether a consistent methodology was in place in determining the fees and expenses of the Fund. In addition, the Trustees considered the fees paid by the Fund to NTI and its affiliates for custodial, transfer agency and co-administration services, and reviewed information as to whether NTI was likely to pass benefits from its economies of scale to shareholders. In this regard, the Trustees considered NTI’s view that the Fund would be sharing in economies of scale through the level at which the Fund’s advisory fees are set (i.e., below the Lipper category median) and through NTI’s voluntary expense caps for the Fund. In addition, the Trustees considered the projected assets in the Fund and the net advisory fees at those levels; the information provided by NTI relating to the projected costs of the services to be provided by NTI and its affiliates and the projected profits that may be realized by them; and information comparing the fee rates charged by NTI with

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SEPTEMBER 30, 2007 (UNAUDITED)

the fee rates charged by other, unaffiliated investment managers to their clients. Many of the comparisons of the Funds’ fee rates and total operating expenses were prepared by Lipper. All of these comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Fund. In addition, the Trustees noted NTI’s voluntary undertaking to limit the Fund’s total expense ratios to specified levels.

The Trustees did not consider the investment performance of the Fund because it had no performance history.

After deliberation, the Trustees concluded that the investment advisory fees to be paid by the Fund were reasonable in light of the services provided by NTI, its projected costs and profitability and the Fund’s projected asset levels, and that the Advisory Agreement should be approved.

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FOR MORE INFORMATION

  PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

  PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

TAX-EXEMPT FIXED INCOME FUNDS  72 NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in fund management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC
not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/No bank guarantee

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

8	SCHEDULES OF INVESTMENTS
	8	MULTI-MANAGER INTERNATIONAL EQUITY FUND
	14	MULTI-MANAGER MID CAP FUND
	19	MULTI-MANAGER SMALL CAP FUND
28	NOTES TO THE FINANCIAL STATEMENTS
33	FUND EXPENSES
34	TRUSTEES AND OFFICERS
	34	APPROVAL OF ADVISORY AGREEMENTS
40	FOR MORE INFORMATION

NORTHERN FUNDS SEMIANNUAL REPORT   1  MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2007 (UNAUDITED)

Amounts in thousands, except per share data	MULTI-MANAGER INTERNATIONAL EQUITY FUND	MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND

ASSETS:
Investments, at cost	$1,210,368	$390,393	$272,335
Investments, at value	$1,364,167	$430,122	$286,683
Foreign currencies, at Value (Cost $10,338)	10,605	-	-
Interest income receivable	224	1	1
Dividend income receivable	2,448	408	266
Receivable for foreign tax reclaimable	364	-	-
Receivable for securities sold	4,319	1,221	19,982
Receivable for fund shares sold	2,231	759	543
Receivable from investment adviser	-	-	2
Unrealized gain on forward foreign currency exchange contracts	23	-	-
Prepaid and other assets	153	7	6
Total Assets	1,384,534	432,518	307,483

LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts	26	-	-
Cash Overdraft	-	-	11
Payable for securities purchased	10,032	3,237	23,541
Payable for fund shares redeemed	334	907	582
Payable to affiliates:
Investment advisory fees	245	63	51
Co-administration fees	33	11	7
Custody and accounting fees	-	7	-
Transfer agent fees	22	7	5
Trustee fees	1	1	1
Accrued other liabilities	49	39	39
Total Liabilities	10,742	4,272	24,237

Net Assets	$1,373,792	$428,246	$283,246

ANALYSIS OF NET ASSETS:
Capital stock	$1,159,138	$376,853	$254,329
Undistributed net investment income (loss)	9,753	323	(595)
Accumulated undistributed net realized gain	50,835	11,341	15,164
Net unrealized appreciation	154,066	39,729	14,348
Net Assets	$1,373,792	$428,246	$283,246

Shares Outstanding ($.0001 par value, unlimited authorization)	105,296	35,685	24,121
Net Asset Value, Redemption and Offering Price Per Share	$13.05	$12.00	$11.74

See Notes to the Financial Statements.
    MULTI-MANAGER FUNDS      2     NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

	MULTI-MANAGER
	INTERNATIONAL	MULTI-MANAGER	MULTI-MANAGER
Amounts in thousands	EQUITY FUND	MID CAP FUND	SMALL CAP FUND

INVESTMENT INCOME:
Dividend income (1)	$16,811 (2)	$2,557	$1,202
Interest income	1,268	41	28
Total Investment Income	18,079	2,598	1,230

EXPENSES:
Investment advisory fees	6,800	1,764	1,434
Co-administration fees	927	294	195
Custody and accounting fees	490	83	74
Transfer agent fees	618	196	130
Registration fees	15	13	13
Printing fees	27	9	9
Professional fees	20	7	7
Trustee fees and expenses	9	3	3
Other	8	3	3

Total Expenses	8,914	2,372	1,868
Less expenses reimbursed by investment adviser	-	(20)	(43)
Net Expenses	8,914	2,352	1,825

Net Investment Income (Loss)	9,165	246	(595)

NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	45,067	10,661	11,978
Foreign currency transactions	(163)	-	-
Net change in unrealized appreciation (depreciation) on:
Investments	60,451	13,390	(6,291)
Forward foreign currency exchange contracts	6	-	-
Translation of other assets and liabilities denominated in foreign currencies	226	-	-
Net Gains on Investments and Foreign Currency	105,587	24,051	5,687

Net Increase in Net Assets Resulting from Operations	$114,752	$24,297	$5,092

(1)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $1,244, $202 and $315, respectively.

(2)	Net of $2,295 in non-reclaimable foreign withholding taxes.
See Notes to the Financial Statements.
    NORTHERN FUNDS SEMIANNUAL REPORT      3     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	MULTI-MANAGER
	INTERNATIONAL		MULTI-MANAGER		MULTI-MANAGER
	EQUITY FUND		MID CAP FUND		SMALL CAP FUND

	SIX MONTHS		SIX MONTHS		SIX MONTHS
	ENDED	PERIOD	ENDED	PERIOD	ENDED	PERIOD
	SEPT. 30,	ENDED	SEPT. 30,	ENDED	SEPT. 30,	ENDED
	2007	MARCH 31,	2007	MARCH 31,	2007	MARCH 31,
Amounts in thousands	(UNAUDITED)	2007 (1)	( UNAUDITED)	2007 (1)	(UNAUDITED)	2007 (1)

OPERATIONS:
Net investment income (loss)	$9,165	$2,358	$246	$478	$(595)	$(644)
Net realized gains	44,904	5,961	10,661	649	11,978	4,719
Net change in unrealized appreciation (depreciation)	60,683	93,383	13,390	26,339	(6,291)	20,639
Net Increase in Net Assets Resulting from Operations	114,752	101,702	24,297	27,466	5,092	24,714

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	170,949	988,189	59,978	316,875	51,401	202,928
Net Increase in Net Assets Resulting from Capital Share Transactions	170,949	988,189	59,978	316,875	51,401	202,928

DISTRIBUTIONS PAID:
From net investment income	-	(1,800)	-	(370)	-	-
From net realized gains	-	-	-	-	-	(889)
Total Distributions Paid	-	(1,800)	-	(370)	-	(889)

Total Increase in Net Assets	285,701	1,088,091	84,275	343,971	56,493	226,753
NET ASSETS:
Beginning of period	1,088,091	-	343,971	-	226,753	-
End of period	$1,373,792	$1,088,091	$428,246	$343,971	$283,246	$226,753

Accumulated Undistributed Net Investment Income (Loss)	$9,753	$588	$323	$77	$(595)	$ -

(1)	Commenced investment operations on June 22, 2006.
See Notes to the Financial Statements.
    MULTI-MANAGER FUNDS      4     NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

	MULTI-MANAGER
	INTERNATIONAL
	EQUITY FUND
	SIX MONTHS
	ENDED	PERIOD
	SEPT. 30,	ENDED
	2007	MARCH 31,
Selected per share data	(UNAUDITED)	2007 (4)

Net Asset Value, Beginning of Period	$11.89	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.03
Net realized and unrealized gains	1.07	1.89
Total from Investment Operations	1.16	1.92

LESS DISTRIBUTIONS PAID:
From net investment income (1)	-	(0.03)
Total Distributions Paid	-	(0.03)

Net Asset Value, End of Period	$13.05	$11.89

Total Return (2)	9.76%	19.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,373,792	$1,088,091
Ratio to average net assets of: (3)
Expenses, net of reimbursements	1.44%	1.45%
Expenses, before reimbursements	1.44%	1.48%
Net investment income, net of reimbursements	1.48%	0.47%
Net investment income, before reimbursements	1.48%	0.44%
Portfolio Turnover Rate	28.80%	40.59%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)	Commenced investment operations on June 22, 2006.
See Notes to the Financial Statements.
    NORTHERN FUNDS SEMIANNUAL REPORT      5     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS (continued)

	MULTI-MANAGER
	MID CAP FUND
	SIX MONTHS
	ENDED	PERIOD
	SEPT. 30,	ENDED
	2007	MARCH 31,
Selected per share data	(UNAUDITED)	2007 (3)

Net Asset Value, Beginning of Period	$11.25	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02
Net realized and unrealized gains	0.74	1.25
Total from Investment Operations	0.75	1.27

LESS DISTRIBUTIONS PAID:
From net investment income	-	(0.02)
Total Distributions Paid	-	(0.02)

Net Asset Value, End of Period	$12.00	$11.25

Total Return (1)	6.67%	12.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$428,246	$343,971
Ratio to average net assets of: (2)
Expenses, net of reimbursements	1.20%	1.20%
Expenses, before reimbursements	1.21%	1.29%
Net investment income, net of reimbursements	0.13%	0.29%
Net investment income, before reimbursements	0.12%	0.20%
Portfolio Turnover Rate	18.90%	16.59%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Commenced investment operations on June 22, 2006.
See Notes to the Financial Statements.
MULTI - MANAGER FUNDS      6     NORTHERN FUNDS SEMIANNUAL REPORT

	MULTI-MANAGER
	SMALL CAP FUND
	SIX MONTHS
	ENDED	PERIOD
	SEPT. 30,	ENDED
	2007	MARCH 31,
Selected per share data	(UNAUDITED)	2007 (3)

Net Asset Value, Beginning of Period	$11.47	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)	(0.03)
Net realized and unrealized gains	0.29	1.55
Total from Investment Operations	0.27	1.52

LESS DISTRIBUTIONS PAID:
From net realized gains	-	(0.05)
Total Distributions Paid	-	(0.05)

Net Asset Value, End of Period	$11.74	$11.47

Total Return (1)	2.44%	15.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$283,246	$226,753
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits	1.40%	1.40%
Expenses, before reimbursements and credits	1.43%	1.54%
Net investment loss, net of reimbursements and credits	(0.45)%	(0.51)%
Net investment loss, before reimbursements and credits	(0.48)%	(0.65)%
Portfolio Turnover Rate	98.26%	70.83%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Commenced investment operations on June 22, 2006.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      7      MULTI - MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6%
Australia - 3.0%
Alumina Ltd.	1,114,100	$7,067
AMP Ltd.	271,016	2,538
CSL Ltd.	80,724	7,695
Dyno Nobel Ltd.	3,776,400	9,059
Incitec Pivot Ltd.	58,053	4,412
National Australia Bank Ltd.	76,470	2,698
Newcrest Mining Ltd.	171,350	4,262
Rio Tinto Ltd.	34,703	3,337

		41,068

Belgium - 1.4%
Belgacom S.A.	199,620	9,271
Fortis	82,897	2,443
InBev N.V.	46,740	4,240
UCB S.A.	57,523	3,397

		19,351

Bermuda - 0.6%
Aquarius Platinum Ltd.	62,432	2,196
Credicorp Ltd.	46,300	3,135
SeaDrill Ltd. *	147,500	3,317

		8,648

Brazil - 1.1%
Centrais Eletricas Brasileiras S.A. ADR	294,000	4,124
Centrais Eletricas Brasileiras S.A.	300,432	4,409
Cia Vale do Rio Doce ADR	110,800	3,759
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	25,500	3,355

		15,647

Canada - 4.6%
Barrick Gold Corp.	498,840	20,093
Gammon Gold, Inc. *	161,301	1,927
HudBay Minerals, Inc. *	54,300	1,407
Inmet Mining Corp.	15,100	1,516
Ivanhoe Mines Ltd. *	281,600	3,675
Kinross Gold Corp. *	192,670	2,881
Novagold Resources, Inc. *	394,150	6,507
OPTI Canada, Inc. *	285,850	5,356
Patheon, Inc. *	387,000	1,207
Petro-Canada	72,050	4,135
Rogers Communications, Inc., Class B	131,900	6,011
Suncor Energy, Inc.	65,600	6,220
Teck Cominco Ltd., Class B	35,600	1,692

		62,627

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% — CONTINUED
China - 0.8%
China Coal Energy Co., H Shares	2,042,000	$6,070
China Communications Construction Co. Ltd., H Shares	1,630,000	3,876
Synear Food Holdings Ltd.	1,177,000	1,640

		11,586

Colombia - 0.2%
BanColombia S.A. ADR	72,300	2,505

Denmark - 0.8%
FLSmidth & Co. A/S	64,850	6,902
Novo-Nordisk A/S, Class B	28,170	3,403

		10,305

Egypt - 0.2%
Orascom Construction Industries GDR	14,673	2,486
Orascom Construction Industries GDR (London Exchange)	4,950	838

		3,324

Finland - 2.4%
Nokia OYJ	348,539	13,262
Outokumpu Technology OYJ	89,888	6,350
Stora Enso OYJ (Registered)	579,100	11,290
Wartsila OYJ, Class B	30,444	2,088

		32,990

France - 10.5%
Alcatel-Lucent	1,258,054	12,928
Alcatel-Lucent ADR	419,000	4,265
Alstom	45,641	9,287
Areva S.A.	3,410	3,452
BNP Paribas	40,093	4,391
Business Objects S.A. ADR *	80,125	3,595
Carrefour S.A.	125,244	8,782
Casino Guichard Perrachon S.A.	17,886	1,877
Cie de Saint-Gobain	36,418	3,804
Compagnie Generale de Geophysique-Veritas *	16,407	5,366
France Telecom S.A.	55,107	1,848
Gemalto N.V. *	469,450	13,615
L’Oreal S.A.	35,026	4,599
Neopost S.A.	16,691	2,356
PPR	20,510	3,862
Sanofi-Aventis	88,685	7,516
Suez S.A.	117,432	6,922
Technip S.A.	35,300	3,159
Thales S.A.	167,520	9,829

See Notes to the Financial Statements.
   MULTI-MANAGER FUNDS    8    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% — CONTINUED
France - 10.5% — (continued)
Total S.A., Class B *	166,402	$13,542
Total S.A. ADR	47,900	3,881
Veolia Environment	40,322	3,475
Vivendi	264,904	11,191

		143,542

Germany - 7.0%
Allianz S.E. (Registered)	53,160	12,431
BASF A.G.	12,300	1,703
Bayer A.G.	52,526	4,185
Deutsche Bank A.G. (Registered)	36,330	4,686
Deutsche Postbank A.G.	39,672	2,915
Deutsche Telekom A.G. (Registered)	161,720	3,181
GEA Group A.G. *	76,315	2,687
Infineon Technologies A.G. *	66,984	1,156
Merck KGaA	12,105	1,462
Metro A.G.	107,930	9,757
Muenchener Rueckversicherungs A.G. (Registered)	18,474	3,553
Premiere A.G. *	484,100	10,460
SAP A.G.	206,662	12,108
SGL Carbon A.G. *	51,599	2,960
Siemens A.G. (Registered)	85,264	11,733
Solarworld A.G.	51,157	2,948
Stada Arzneimittel A.G.	42,946	2,803
United Internet A.G. (Registered)	139,993	3,155
Wacker Chemie A.G.	10,300	2,413

		96,296

Greece - 0.5%
Hellenic Telecommunications Organization S.A.	119,623	4,439
National Bank of Greece S.A.	41,994	2,679

		7,118

Hong Kong - 0.2%
Cheung Kong Holdings Ltd.	189,828	3,132

India - 0.1%
Infosys Technologies Ltd. ADR	26,200	1,268

Italy - 4.9%
Alleanza Assicurazioni S.p.A.	306,640	4,085
Ansaldo STS S.p.A. *	228,610	3,194
Arnoldo Mondadori Editore S.p.A.	346,220	3,353
Assicurazioni Generali S.p.A.	86,284	3,800
Enel S.p.A.	306,397	3,472
ENI S.p.A.	316,917	11,756

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% — CONTINUED
Italy - 4.9% — (continued)
Mediaset S.p.A.	605,916	$6,261
Telecom Italia S.p.A. (RNC)	8,387,680	20,243
UniCredito Italiano S.p.A.	1,299,530	11,128

		67,292

Japan - 21.4%
Acom Co. Ltd.	89,200	1,991
Bank of Yokohama (The) Ltd.	370,000	2,558
Bridgestone Corp.	109,200	2,418
Canon, Inc.	43,850	2,397
Coca-Cola West Holdings Co. Ltd.	259,800	6,116
Dai Nippon Printing Co. Ltd.	645,000	9,234
Daiichi Sankyo Co. Ltd.	265,900	7,998
Daiwa House Industry Co. Ltd.	233,224	3,048
Daiwa Securities Group, Inc.	425,592	4,060
East Japan Railway Co.	461	3,642
Fanuc Ltd.	40,300	4,115
Fast Retailing Co. Ltd.	33,900	1,960
Fuji Television Network, Inc.	1,820	3,666
FUJIFILM Holdings Corp.	237,500	10,996
Hosiden Corp.	166,500	2,494
Ibiden Co. Ltd.	56,300	4,747
Japan Steel Works Ltd.	112,000	1,862
Japan Tobacco, Inc.	1,000	5,502
Joyo Bank (The) Ltd.	891,450	4,982
JS Group Corp.	123,000	2,143
JSR Corp.	102,000	2,504
Keyence Corp.	16,000	3,557
Kirin Brewery Co. Ltd.	653,000	8,654
Komatsu Ltd.	108,700	3,658
Kose Corp.	191,478	5,092
Marui Co. Ltd.	115,500	1,277
Matsushita Electric Industrial Co. Ltd.	163,000	3,063
MID REIT, Inc.	485	2,313
Millea Holdings, Inc. *	99,000	3,988
Mitsubishi Corp.	104,800	3,326
Mitsubishi Estate Co. Ltd.	249,000	7,143
Mitsubishi UFJ Financial Group, Inc.	533	4,694
Mitsui Engineering & Shipbuilding Co. Ltd.	568,000	3,224
Mitsui-Soko Co. Ltd.	377,587	1,758
NEC Electronics Corp. *	100,000	2,877
New City Residence Investment Corp.	300	1,648
Nippon Commercial Investment Corp.	525	2,284

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    9    MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED
Japan - 21.4% – (continued)
Nippon Electric Glass Co. Ltd.	152,000	$2,452
Nippon Oil Corp.	852,000	7,926
Nippon Residential Investment Corp.	312	1,809
Nippon Telegraph & Telephone Corp. ADR	709,450	16,509
Nipponkoa Insurance Co. Ltd.	788,852	6,871
Nomura Holdings, Inc.	512,159	8,601
NTT Data Corp.	942	4,205
NTT DoCoMo, Inc.	1,360	1,945
Pioneer Corp.	173,400	2,130
Promise Co. Ltd.	84,650	2,067
Secom Co. Ltd.	45,500	2,194
Sega Sammy Holdings, Inc.	519,700	6,933
Sekisui House Ltd.	319,000	4,022
Seven & I Holdings Co. Ltd.	332,169	8,558
Sharp Corp.	182,000	3,309
Shin-Etsu Chemical Co. Ltd.	29,000	2,008
Shiseido Co. Ltd.	269,000	5,981
SMC Corp. of Japan	12,218	1,676
Sugi Pharmacy Co. Ltd.	145,510	3,552
Sumco Corp.	54,400	2,220
Sumitomo Bakelite Co. Ltd.	525,836	3,031
Sumitomo Heavy Industries Ltd.	205,000	2,644
Sumitomo Mitsui Financial Group, Inc.	540	4,214
Sumitomo Trust & Banking (The) Co. Ltd.	1,072,757	8,128
Suzuki Motor Corp.	117,422	3,481
T&D Holdings, Inc.	44,650	2,752
Taiheiyo Cement Corp.	394,000	1,501
Takeda Pharmaceutical Co. Ltd.	67,520	4,757
Takefuji Corp.	196,400	3,904
TDK Corp.	19,800	1,740
Tokuyama Corp.	117,000	1,778
Tokyu Land Corp.	288,000	2,895
Toppan Printing Co. Ltd.	349,000	3,600
Toyota Motor Corp.	61,000	3,606
United Urban Investment Corp.	84	579
Wacoal Holdings Corp.	276,000	3,396

		293,963

Mexico - 0.3%
America Movil SAB de C.V. ADR, Series L	58,000	3,712

Netherlands - 5.5%
Aegon N.V.	118,718	2,275
Akzo Nobel N.V.	41,706	3,440

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED
Netherlands - 5.5% – (continued)
Corporate Express	278,372	$3,035
European Aeronautic Defence & Space Co. N.V.	50,624	1,558
Heineken N.V.	132,774	8,721
ING Groep N.V.	192,019	8,531
Koninklijke BAM Groep N.V.	32,798	875
Koninklijke Philips Electronics N.V. (New York Shares)	120,400	5,411
Koninklijke Philips Electronics N.V. *	126,577	5,718
Royal Dutch Shell PLC ADR	144,680	11,878
Royal Dutch Shell PLC, Class A (Amsterdam Exchange)	158,774	6,562
Royal Dutch Shell PLC, Class B	85,529	3,520
Royal KPN N.V.	469,467	8,154
SBM Offshore N.V.	58,451	2,300
Unilever N.V. CVA	128,180	3,961

		75,939

Norway - 1.0%
Renewable Energy Corp. A/S *	54,250	2,500
Statoil ASA	231,397	7,887
Yara International ASA	90,200	2,853

		13,240

Papua New Guinea - 0.3%
Lihir Gold Ltd. *	1,095,100	3,833

Portugal - 0.4%
Energias de Portugal S.A.	334,883	1,960
Energias de Portugal S.A. ADR	49,050	2,860

		4,820

Russia - 0.2%
Evraz Group S.A. GDR (Registered)	45,537	2,883
Evraz Group S.A. GDR (Registered) (London Exchange)	7,950	503

		3,386

Singapore - 0.5%
DBS Group Holdings Ltd.	450,725	6,552

South Africa - 2.3%
AngloGold Ashanti Ltd. ADR	260,700	12,224
Gold Fields Ltd.	507,300	9,162
Impala Platinum Holdings Ltd.	282,079	9,849

		31,235

South Korea - 2.7%
Hyundai Engineering & Construction Co. Ltd. *	30,503	2,913

See Notes to the Financial Statements.
   MULTI-MANAGER FUNDS    10    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED
South Korea - 2.7% – (continued)
Hyundai Motor Co. Ltd.	35,170	$2,840
Kookmin Bank ADR	46,270	3,794
Korea Electric Power Corp. ADR	325,010	7,524
KT Corp. ADR	492,090	12,327
Samsung Electronics Co. Ltd. GDR (1)	9,470	2,971
Samsung Heavy Industries Co. Ltd.	9,160	487
Samsung SDI Co. Ltd. GDR (1)	271,100	4,547

		37,403

Spain - 1.2%
Gamesa Corp. Tecnologica S.A.	67,078	2,743
Repsol YPF S.A.	218,084	7,797
Tecnicas Reunidas S.A.	36,941	2,728
Telefonica S.A.	135,621	3,800

		17,068

Sweden - 1.7%
Nordea Bank AB	497,583	8,680
Ssab Svenskt Stal AB, Class A	118,300	4,383
Telefonaktiebolaget LM Ericsson, Class B	2,576,165	10,325

		23,388

Switzerland - 3.2%
ABB Ltd. (Registered)	108,362	2,856
Credit Suisse Group	56,492	3,754
Julius Baer Holding A.G. (Registered)	58,869	4,405
Nestle S.A. (Registered)	20,154	9,061
Novartis A.G. (Registered)	110,297	6,091
Roche Holding A.G. (Genusschein)	41,368	7,507
Swatch Group A.G. (Registered)	76,448	4,899
Swiss Reinsurance (Registered)	14,639	1,305
Syngenta A.G. (Registered)	6,368	1,374
Zurich Financial Services A.G. (Registered)	6,426	1,929

		43,181

Taiwan - 0.9%
Chunghwa Telecom Co. Ltd. ADR	692,174	12,791

Thailand - 0.1%
Bangkok Bank PCL (Registered)	568,846	1,909

United Kingdom - 13.0%
Anglo American PLC	37,528	2,524
Autonomy Corp. PLC *	168,064	2,960
BAE Systems PLC	562,960	5,682
Benfield Group Ltd.	452,241	2,682
Berkeley Group Holdings PLC *	63,785	1,871
BP PLC	977,750	11,349

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6% – CONTINUED
United Kingdom - 13.0% – (continued)
BP PLC ADR	70,940	$4,920
BT Group PLC	380,953	2,392
Cadbury Schweppes PLC	893,854	10,366
Carnival PLC	27,736	1,324
Dawnay Day Treveria PLC	1,638,537	2,333
Diageo PLC	393,140	8,636
GlaxoSmithKline PLC	563,823	14,958
Imperial Chemical Industries PLC	347,408	4,633
International Power PLC	956,837	8,831
J Sainsbury PLC	434,617	5,133
John Wood Group PLC	400,497	3,246
Kingfisher PLC	2,665,312	9,747
Land Securities Group PLC	62,779	2,160
Lloyds TSB Group PLC	301,158	3,341
Lonmin PLC	48,140	3,593
Prudential PLC	271,475	4,173
Reckitt Benckiser PLC	45,986	2,701
Rio Tinto PLC	83,550	7,225
Rolls-Royce Group PLC *	290,103	3,100
Royal Bank of Scotland Group PLC	409,987	4,402
Scottish & Southern Energy PLC	87,490	2,704
Smiths Group PLC	84,047	1,838
Standard Chartered PLC	206,146	6,746
Vodafone Group PLC	2,268,900	8,191
Vodafone Group PLC ADR	296,971	10,780
Whitbread PLC	101,569	3,369
WM Morrison Supermarkets PLC	426,110	2,460
Woolworths Group PLC	1,142,972	415
WPP Group PLC	586,080	7,935

		178,720

United States - 1.6%
Apex Silver Mines Ltd. *	338,600	6,586
Newmont Mining Corp.	271,650	12,151
NII Holdings, Inc. *	30,500	2,505

		21,242

Total Common Stocks

(Cost $1,145,632)		1,299,081

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    11    MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
PREFERRED STOCKS - 0.5%
Germany - 0.4%
Henkel KgaA	120,326	$6,198

South Korea - 0.1%
Samsung SDI Co. Ltd.	18,390	713

Total Preferred Stocks

(Cost $6,561)		6,911

INVESTMENT COMPANY - 3.7%
Northern Institutional Funds - Diversified Assets Portfolio (2)	51,241,896	51,242

Total Investment Company

(Cost $51,242)		51,242

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.5%
ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit, 5.50%, 10/1/07	$6,933	6,933

Total Short-Term Investment

(Cost $6,933)		6,933

Total Investments - 99.3%

(Cost $1,210,368)		1,364,167

Other Assets less Liabilities - 0.7%		9,625

NET ASSETS - 100.0%		$1,373,792

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds - Diversified Assets Portfolio.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the Multi-Manager International Equity Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	9.7%
Consumer Staples	8.6
Energy	8.4
Financials	13.3
Health Care	4.1
Industrials	22.0
Information Technology	7.9
Materials	14.2
Telecommunication Services	8.0
Utilities	3.8

Total	100.0%

At September 30, 2007, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
U.S. Dollar	47.8%
Euro	21.2
Japanese Yen	14.9
British Pound	7.4
All other currencies less than 5%	8.7

Total	100.0%

See Notes to the Financial Statements.
   MULTI-MANAGER FUNDS    12    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

At September 30, 2007, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN (LOSS)
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
British Pound	148	U.S. Dollar	304	10/1/07	$ -
Euro	1,231	U.S. Dollar	1,757	10/1/07	(1)
Euro	296	U.S. Dollar	418	10/1/07	(4)
U.S. Dollar	1,937	British Pound	947	10/1/07	(1)
U.S. Dollar	3,982	Japanese Yen	459,019	10/1/07	20
Australian Dollar	9	U.S. Dollar	8	10/2/07	-
Euro	2,990	U.S. Dollar	4,247	10/2/07	(20)
U.S. Dollar	2,198	South African Rand	15,130	10/2/07	3

Total					$(3)

See Notes to the Financial Statements.
    NORTHERN FUNDS SEMIANNUAL REPORT      13     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6%
Advertising - 0.4%
Focus Media Holding Ltd. ADR *	32,200	$1,868

Aerospace/Defense - 1.6%
L-3 Communications Holdings, Inc.	57,275	5,850
Spirit Aerosystems Holdings, Inc., Class A *	29,700	1,157

		7,007

Apparel - 1.1%
Coach, Inc. *	71,120	3,362
Jones Apparel Group, Inc.	42,900	907
Kellwood Co.	24,600	419

		4,688

Auto Parts & Equipment - 0.9%
American Axle & Manufacturing Holdings, Inc.	78,300	1,977
ArvinMeritor, Inc.	33,600	565
Goodyear Tire & Rubber (The) Co. *	20,400	620
TRW Automotive Holdings Corp. *	21,300	675

		3,837

Banks - 3.4%
Associated Banc-Corp	25,800	764
BancorpSouth, Inc.	28,200	685
Comerica, Inc.	59,800	3,067
Commerce Bancorp, Inc. of New Jersey	67,055	2,600
East-West Bancorp, Inc.	51,760	1,861
First Horizon National Corp.	15,600	416
FirstMerit Corp.	55,400	1,095
Huntington Bancshares, Inc. of Ohio	75,100	1,275
KeyCorp	43,200	1,397
UnionBanCal Corp.	24,500	1,431

		14,591

Beverages - 1.5%
Coca-Cola Enterprises, Inc.	52,600	1,274
Hansen Natural Corp. *	39,600	2,245
Molson Coors Brewing Co., Class B	9,600	957
Pepsi Bottling Group, Inc.	50,100	1,862

		6,338

Biotechnology - 0.6%
InterMune, Inc. *	15,500	297
Vertex Pharmaceuticals, Inc. *	28,000	1,075
WuXi PharmaTech Cayman, Inc. *	46,200	1,303

		2,675

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6% – CONTINUED
Building Materials - 0.8%
Lennox International, Inc.	63,800	$2,157
Masco Corp.	47,400	1,098

		3,255

Chemicals - 3.6%
Cytec Industries, Inc.	12,700	869
Lubrizol Corp.	26,900	1,750
Lyondell Chemical Co.	45,400	2,104
Olin Corp.	87,900	1,967
PolyOne Corp. *	60,300	450
PPG Industries, Inc.	29,500	2,229
RPM International, Inc.	43,800	1,049
Schulman (A.), Inc.	30,200	596
Sensient Technologies Corp.	55,300	1,597
Sherwin-Williams (The) Co.	21,000	1,380
Spartech Corp.	39,600	676
Valspar Corp.	23,900	650

		15,317

Commercial Services - 2.5%
Advisory Board (The) Co. *	24,000	1,403
Corporate Executive Board Co.	24,500	1,819
Donnelley (R.R.) & Sons Co.	48,800	1,784
Manpower, Inc.	25,935	1,669
Resources Connection, Inc.	57,900	1,340
Strayer Education, Inc.	12,700	2,142
TravelCenters of America LLC *	2,470	81
United Rentals, Inc. *	18,800	605

		10,843

Computers - 4.8%
Brocade Communications Systems, Inc. *	188,700	1,615
Cognizant Technology Solutions Corp., Class A *	68,765	5,485
Computer Sciences Corp. *	43,800	2,449
Factset Research Systems, Inc.	36,245	2,485
Lexmark International, Inc., Class A *	42,400	1,761
Micros Systems, Inc. *	18,380	1,196
Research In Motion Ltd. *	30,300	2,986
Seagate Technology	105,200	2,691

		20,668

Cosmetics/Personal Care - 0.3%
Bare Escentuals, Inc. *	51,400	1,278

Distribution/Wholesale - 1.6%
Fastenal Co.	77,045	3,499
Grainger (W.W.), Inc.	15,400	1,404

See Notes to the Financial Statements.
   MULTI-MANAGER FUNDS     14     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6% – CONTINUED
Distribution/Wholesale - 1.6% – (continued)
LKQ Corp. *	58,690	$2,043

		6,946

Diversified Financial Services - 3.9%
Affiliated Managers Group, Inc. *	35,060	4,471
AmeriCredit Corp. *	41,200	724
CIT Group, Inc.	59,100	2,376
CME Group, Inc.	3,942	2,315
Eaton Vance Corp.	39,890	1,594
Financial Federal Corp.	59,000	1,653
GFI Group, Inc. *	11,500	990
IntercontinentalExchange, Inc. *	5,400	820
MF Global Ltd. *	28,200	818
Price (T. Rowe) Group, Inc.	16,500	919

		16,680

Electric - 4.0%
Alliant Energy Corp.	39,700	1,521
American Electric Power Co., Inc.	40,500	1,866
Centerpoint Energy, Inc.	50,400	808
DTE Energy Co.	24,200	1,172
Energy East Corp.	82,900	2,243
OGE Energy Corp.	10,100	334
Pepco Holdings, Inc.	84,500	2,288
Pinnacle West Capital Corp.	35,100	1,387
Puget Energy, Inc.	37,000	906
TECO Energy, Inc.	65,900	1,083
Westar Energy, Inc.	68,400	1,680
Xcel Energy, Inc.	85,900	1,850

		17,138

Electronics - 2.3%
Amphenol Corp., Class A	72,595	2,886
Flir Systems, Inc. *	35,610	1,972
Kemet Corp. *	123,100	905
Sanmina-SCI Corp. *	58,200	123
Technitrol, Inc.	33,600	906
Trimble Navigation Ltd. *	50,715	1,989
Vishay Intertechnology, Inc. *	76,700	999

		9,780

Engineering & Construction - 0.4%
Foster Wheeler Ltd. *	12,383	1,626

Environmental Control - 0.9%
Stericycle, Inc. *	68,710	3,927

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6% – CONTINUED
Food - 0.9%
Del Monte Foods Co.	36,900	$388
Seaboard Corp.	900	1,764
SUPERVALU, Inc.	46,200	1,802

		3,954

Forest Products & Paper - 0.6%
International Paper Co.	74,800	2,683
MeadWestvaco Corp.	1,600	47

		2,730

Gas - 0.8%
AGL Resources, Inc.	39,800	1,577
Nicor, Inc.	21,000	901
WGL Holdings, Inc.	21,600	732

		3,210

Hand/Machine Tools - 0.9%
Black & Decker Corp.	26,400	2,199
Lincoln Electric Holdings, Inc.	18,815	1,460

		3,659

Healthcare - Products - 5.7%
Bard (C.R.), Inc.	24,000	2,116
Datascope Corp.	19,600	663
Dentsply International, Inc.	58,945	2,454
Hologic, Inc. *	42,145	2,571
IDEXX Laboratories, Inc. *	31,710	3,475
Intuitive Surgical, Inc. *	12,400	2,852
Palomar Medical Technologies, Inc. *	22,400	638
Resmed, Inc. *	68,585	2,940
Stryker Corp.	48,060	3,305
Thoratec Corp. *	43,000	890
Varian Medical Systems, Inc. *	59,295	2,484

		24,388

Healthcare - Services - 2.0%
athenahealth, Inc. *	1,720	58
Covance, Inc. *	46,165	3,596
Coventry Health Care, Inc. *	31,615	1,967
Healthways, Inc. *	52,400	2,828
Universal Health Services, Inc., Class B	3,400	185

		8,634

Home Furnishings - 0.8%
Ethan Allen Interiors, Inc.	53,500	1,749
Whirlpool Corp.	17,900	1,595

		3,344

See Notes to the Financial Statements.
    NORTHERN FUNDS SEMIANNUAL REPORT      15     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6% – CONTINUED
Household Products/Wares - 1.0%
American Greetings Corp., Class A	31,900	$842
Blyth, Inc.	32,700	669
Church & Dwight, Inc.	31,355	1,475
Jarden Corp. *	1,679	52
Tupperware Brands Corp.	45,300	1,426

		4,464

Insurance - 6.7%
Assurant, Inc.	23,500	1,257
CIGNA Corp.	20,700	1,103
Cincinnati Financial Corp.	32,800	1,421
Commerce Group, Inc.	72,100	2,125
eHealth, Inc. *	58,400	1,618
Everest Re Group Ltd.	30,600	3,373
Genworth Financial, Inc., Class A	63,972	1,966
LandAmerica Financial Group, Inc.	20,100	783
Lincoln National Corp.	34,900	2,302
MBIA, Inc.	26,700	1,630
MGIC Investment Corp.	25,800	834
National Interstate Corp.	45,200	1,392
Nationwide Financial Services, Inc., Class A	40,200	2,164
PMI Group (The), Inc.	17,800	582
Presidential Life Corp.	19,600	332
Radian Group, Inc.	15,100	351
SAFECO Corp.	53,300	3,263
XL Capital Ltd., Class A	29,200	2,313

		28,809

Internet - 3.1%
Akamai Technologies, Inc. *	102,895	2,956
Baidu.com ADR *	6,400	1,854
Cogent Communications Group, Inc. *	52,300	1,221
Ctrip.com International Ltd. ADR	55,800	2,890
Digital River, Inc. *	47,665	2,133
Mercadolibre, Inc. *	28,176	1,032
NetFlix, Inc. *	49,000	1,015

		13,101

Iron/Steel - 1.3%
Allegheny Technologies, Inc.	18,800	2,067
Steel Dynamics, Inc.	30,200	1,411
United States Steel Corp.	21,600	2,288

		5,766

Leisure Time - 0.6%
Brunswick Corp.	30,600	700

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6% – CONTINUED
Leisure Time - 0.6% – (continued)
Polaris Industries, Inc.	44,300	$1,932

		2,632

Lodging - 0.8%
Home Inns & Hotels Management, Inc. ADR *	29,900	1,041
Wynn Resorts Ltd.	15,900	2,505

		3,546

Machinery - Construction & Mining - 1.1%
Joy Global, Inc.	91,220	4,639

Machinery - Diversified - 1.3%
Applied Industrial Technologies, Inc.	61,900	1,908
Flowserve Corp.	16,700	1,272
IDEX Corp.	59,615	2,170

		5,350

Media - 0.5%
Belo Corp., Class A	43,800	760
Gannett Co., Inc.	20,200	883
Tribune Co.	10,107	276

		1,919

Metal Fabrication/Hardware - 0.8%
Precision Castparts Corp.	12,700	1,879
Timken (The) Co.	40,800	1,516

		3,395

Miscellaneous Manufacturing - 2.4%
Donaldson Co., Inc.	48,335	2,019
Leggett & Platt, Inc.	70,200	1,345
Parker Hannifin Corp.	30,700	3,433
Roper Industries, Inc.	51,790	3,392

		10,189

Office Furnishings - 0.6%
Steelcase, Inc., Class A	134,100	2,411

Office/Business Equipment - 0.6%
IKON Office Solutions, Inc.	55,700	716
Xerox Corp. *	103,900	1,801

		2,517

Oil & Gas - 3.4%
Apache Corp.	19,490	1,755
Hess Corp.	23,400	1,557
Patterson-UTI Energy, Inc.	102,000	2,302
Sunoco, Inc.	39,800	2,817
Tesoro Corp.	51,800	2,384

See Notes to the Financial Statements.
   MULTI-MANAGER FUNDS    16    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6% – CONTINUED
Oil & Gas - 3.4% – (continued)
XTO Energy, Inc.	58,590	$3,623

		14,438

Oil & Gas Services - 4.9%
Compagnie Generale de Geophysique-Veritas ADR *	36,775	2,394
Core Laboratories N.V. *	14,500	1,847
FMC Technologies, Inc. *	102,360	5,902
Oceaneering International, Inc. *	31,000	2,350
SEACOR Holdings, Inc. *	15,600	1,483
Smith International, Inc.	100,740	7,193

		21,169

Packaging & Containers - 0.2%
Sonoco Products Co.	21,700	655

Pharmaceuticals - 0.8%
CV Therapeutics, Inc. *	32,400	291
King Pharmaceuticals, Inc. *	123,800	1,451
Mylan Laboratories, Inc.	47,300	755
Watson Pharmaceuticals, Inc. *	29,000	939

		3,436

Real Estate - 0.4%
Jones Lang LaSalle, Inc.	17,325	1,780

Real Estate Investment Trusts - 2.2%
American Home Mortgage Investment Corp.	25,700	9
Anthracite Capital, Inc.	52,100	474
Capital Trust, Inc. of New York, Class A	22,400	795
Entertainment Properties Trust	14,000	711
Equity Inns, Inc.	22,700	513
FelCor Lodging Trust, Inc.	26,600	530
Hospitality Properties Trust	49,500	2,012
HRPT Properties Trust	122,500	1,212
Newcastle Investment Corp.	25,100	442
Parkway Properties, Inc. of Maryland	14,800	653
RAIT Financial Trust	24,700	204
Sunstone Hotel Investors, Inc.	68,300	1,751

		9,306

Retail - 5.9%
Borders Group, Inc.	10,300	137
Brinker International, Inc.	49,100	1,347
Chipotle Mexican Grill, Inc., Class B *	21,700	2,322
Darden Restaurants, Inc.	29,300	1,227
Dick’s Sporting Goods, Inc. *	57,790	3,881
Dillard’s, Inc., Class A	6,700	146

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6% – CONTINUED
Retail - 5.9% – (continued)
Family Dollar Stores, Inc.	34,300	$911
O’Reilly Automotive, Inc. *	108,035	3,610
P.F. Chang’s China Bistro, Inc. *	54,300	1,607
Panera Bread Co., Class A *	48,335	1,972
PetSmart, Inc.	85,815	2,738
Ruby Tuesday, Inc.	71,600	1,313
Tractor Supply Co. *	39,175	1,806
Urban Outfitters, Inc. *	39,100	852
Zumiez, Inc. *	32,800	1,455

		25,324

Savings & Loans - 0.1%
Washington Federal, Inc.	22,000	578

Semiconductors - 1.5%
Cavium Networks, Inc. *	35,500	1,154
Hittite Microwave Corp. *	24,600	1,086
Marvell Technology Group Ltd. *	108,200	1,771
MKS Instruments, Inc. *	47,754	908
Novellus Systems, Inc. *	22,100	603
Photronics, Inc. *	15,400	176
Zoran Corp. *	40,500	818

		6,516

Software - 6.9%
Adobe Systems, Inc. *	69,045	3,014
Ansys, Inc. *	130,720	4,467
Cerner Corp. *	68,295	4,085
Citrix Systems, Inc. *	84,420	3,404
Electronic Arts, Inc. *	41,840	2,343
Fiserv, Inc. *	49,760	2,531
Global Payments, Inc.	56,005	2,476
Intuit, Inc. *	83,005	2,515
Salesforce.com, Inc. *	38,000	1,950
SYNNEX Corp. *	28,000	576
Take-Two Interactive Software, Inc. *	62,500	1,067
VMware, Inc., Class A *	11,302	961

		29,389

Telecommunications - 1.4%
Amdocs Ltd. *	86,095	3,202
Clearwire Corp., Class A *	39,500	965
Infinera Corp. *	76,503	1,541
USA Mobility, Inc. *	26,300	444

		6,152

     See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      17        MULTI-MANAGER FUNDS

MULTI - MANAGER FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

MULTI-MANAGER MID CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.6% – CONTINUED
Toys, Games & Hobbies - 0.7%
Hasbro, Inc.	64,700	$1,804
Mattel, Inc.	53,100	1,246

		3,050

Transportation - 3.1%
C.H. Robinson Worldwide, Inc.	50,800	2,758
Con-way, Inc.	28,400	1,306
Expeditors International Washington, Inc.	62,295	2,947
Laidlaw International, Inc.	28,600	1,007
Overseas Shipholding Group	27,200	2,090
Ryder System, Inc.	17,100	838
Tidewater, Inc.	30,700	1,929
YRC Worldwide, Inc. *	21,000	574

		13,449

Total Common Stocks

(Cost $382,632)		422,361

INVESTMENT COMPANY - 1.4%
Northern Institutional Funds - Diversified Assets Portfolio (1)	6,036,000	6,036

Total Investment Company

(Cost $6,036)		6,036

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.4%
ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit, 5.50%, 10/1/07	$1,725	1,725

Total Short-Term Investment

(Cost $1,725)		1,725

Total Investments - 100.4%

(Cost $390,393)		430,122
Liabilities less Other Assets - (0.4)%		(1,876)

NET ASSETS - 100.0%		$428,246

(1)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds - Diversified Assets Portfolio.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the Multi-Manager Mid Cap Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	15.7%
Consumer Staples	3.1
Energy	9.4
Financials	16.7
Health Care	10.5
Industrials	15.5
Information Technology	18.2
Materials	5.5
Telecommunication Services	0.6
Utilities	4.8

Total	100.0%

See Notes to the Financial Statements.
   MULTI-MANAGER FUNDS    18    NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

MULTI-MANAGER SMALL CAP FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0%
Advertising - 0.2%
Greenfield Online, Inc. *	18,100	$276
ValueVision Media, Inc., Class A *	20,200	150

		426

Aerospace/Defense - 0.4%
Aerovironment, Inc. *	5,600	129
Curtiss-Wright Corp.	4,400	209
Kaman Corp.	5,600	193
Triumph Group, Inc.	2,700	221
United Industrial Corp. of New York	3,500	263

		1,015

Agriculture - 0.6%
Alliance One International, Inc. *	91,869	601
Andersons (The), Inc.	8,215	395
Universal Corp. of Virginia	12,100	592
Vector Group Ltd.	8,480	190

		1,778

Airlines - 0.1%
Allegiant Travel Co. *	4,400	133
Pinnacle Airlines Corp. *	16,800	269

		402

Apparel - 1.0%
CROCS, Inc. *	35,380	2,379
Deckers Outdoor Corp. *	900	99
Kellwood Co.	3,120	53
Perry Ellis International, Inc. *	7,571	210

		2,741

Auto Manufacturers - 0.0%
Wabash National Corp.	3,100	35

Auto Parts & Equipment - 1.2%
Accuride Corp. *	7,400	90
Aftermarket Technology Corp. *	40,000	1,269
Amerigon, Inc. *	7,200	125
ArvinMeritor, Inc.	19,000	319
Cooper Tire & Rubber Co.	32,900	803
Exide Technologies *	21,700	141
Hayes Lemmerz International, Inc. *	39,094	163
Lear Corp. *	10,800	347
Modine Manufacturing Co.	4,200	112
Standard Motor Products, Inc.	8,400	79
Superior Industries International, Inc.	3,100	67

		3,515

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% – CONTINUED
Banks - 5.8%
Banco Latinoamericano de Exportaciones S.A., Class E	12,800	$233
Bank Mutual Corp.	28,300	334
Bank of the Ozarks, Inc.	2,400	73
Boston Private Financial Holdings, Inc.	50,000	1,392
Cathay General Bancorp	65,100	2,097
City National Corp. of California	3,900	271
Community Bancorp of Nevada *	5,800	146
CVB Financial Corp.	126,500	1,480
East-West Bancorp, Inc.	2,100	75
First BanCorp of Puerto Rico	7,400	70
First Community Bancorp, Inc. of California	1,300	71
FirstMerit Corp.	32,900	650
Fremont General Corp.	23,000	90
Greater Bay Bancorp	1,725	48
Green Bankshares, Inc.	3,500	128
Hanmi Financial Corp.	29,288	454
Home Bancshares, Inc.	3,200	70
International Bancshares Corp.	67,000	1,454
Pacific Capital Bancorp	8,200	216
Preferred Bank of California	6,972	274
Prosperity Bancshares, Inc.	34,500	1,144
Signature Bank of New York *	22,870	806
South Financial Group (The), Inc.	10,700	243
Superior Bancorp *	61,800	546
Susquehanna Bancshares, Inc.	3,300	66
SVB Financial Group *	18,100	857
Texas Capital Bancshares, Inc. *	15,200	330
Trustco Bank Corp. of New York	153,900	1,682
Umpqua Holdings Corp.	25,720	515
W. Holding Co., Inc.	277,000	620

		16,435

Beverages - 0.1%
Boston Beer Co., Inc., Class A *	5,600	272

Biotechnology - 2.0%
American Oriental Bioengineering, Inc. *	5,000	56
Applera Corp. - Celera Group *	25,920	364
Arqule, Inc. *	14,300	102
Cambrex Corp.	10,600	115
Exelixis, Inc. *	18,300	194
Genomic Health, Inc. *	4,200	81
Integra LifeSciences Holdings Corp. *	45,330	2,202

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT      19       MULTI - MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% – CONTINUED
Biotechnology - 2.0% – (continued)
Invitrogen Corp. *	1,200	$98
Kosan Biosciences, Inc. *	12,800	64
Lifecell Corp. *	30,260	1,137
Martek Biosciences Corp. *	9,300	270
Millennium Pharmaceuticals, Inc. *	60,019	609
Omrix Biopharmaceuticals, Inc. *	4,228	149
Savient Pharmaceuticals, Inc. *	15,497	226

		5,667

Building Materials - 0.2%
Apogee Enterprises, Inc.	8,000	207
Goodman Global, Inc. *	9,100	217
NCI Building Systems, Inc. *	3,000	130

		554

Chemicals - 2.9%
Airgas, Inc.	34,350	1,774
Arch Chemicals, Inc.	2,400	113
CF Industries Holdings, Inc.	24,232	1,839
Ferro Corp.	3,900	78
Innophos Holdings, Inc.	3,900	59
Innospec, Inc.	16,168	368
Metabolix, Inc. *	2,300	56
Minerals Technologies, Inc.	5,000	335
OM Group, Inc. *	6,468	342
Penford Corp.	900	34
Rockwood Holdings, Inc. *	11,300	405
RPM International, Inc.	57,500	1,377
Terra Industries, Inc. *	21,608	675
UAP Holding Corp.	26,140	820

		8,275

Coal - 0.1%
Alpha Natural Resources, Inc. *	9,600	223

Commercial Services - 8.2%
ABM Industries, Inc.	11,100	222
Albany Molecular Research, Inc. *	14,807	224
AMN Healthcare Services, Inc. *	10	-
Arbitron, Inc.	1,300	59
Avis Budget Group, Inc. *	8,900	204
Bowne & Co., Inc.	38,200	636
Career Education Corp. *	8,900	249
CDI Corp.	2,400	67
Chemed Corp.	19,600	1,218
Coinstar, Inc. *	56,480	1,817

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% – CONTINUED
Commercial Services - 8.2% – (continued)
Corinthian Colleges, Inc. *	76,850	$1,223
Corvel Corp. *	2,616	61
CPI Corp.	2,729	105
Deluxe Corp.	2,800	103
DeVry, Inc.	12,800	474
DynCorp International, Inc., Class A *	28,834	666
Electro Rent Corp.	4,900	69
Emergency Medical Services Corp. *	2,600	79
Euronet Worldwide, Inc. *	38,810	1,155
FirstService Corp. *	48,060	1,494
Gartner, Inc. *	3,100	76
Geo Group (The), Inc. *	44,790	1,326
Healthspring, Inc. *	7,300	142
Heartland Payment Systems, Inc.	44,820	1,152
Huron Consulting Group, Inc. *	16,770	1,218
Integrated Electrical Services, Inc. *	11,600	297
ITT Educational Services, Inc. *	500	61
Kforce, Inc. *	84,740	1,090
Labor Ready, Inc. *	17,776	329
MPS Group, Inc. *	12,300	137
Navigant Consulting, Inc. *	93,000	1,177
On Assignment, Inc. *	55,880	522
PharmaNet Development Group, Inc. *	7,900	229
PHH Corp. *	6,700	176
Pre-Paid Legal Services, Inc. *	9,400	521
Premier Exhibitions, Inc. *	13,200	199
Resources Connection, Inc.	28,740	665
Sotheby’s	5,800	277
Spherion Corp. *	45,011	372
Stewart Enterprises, Inc., Class A	8,500	65
TeleTech Holdings, Inc. *	12,180	291
TNS, Inc.	17,900	287
VistaPrint Ltd. *	31,940	1,194
WNS Holdings Ltd. ADR *	73,400	1,263

		23,191

Computers - 3.9%
Agilysys, Inc.	13,120	222
Ansoft Corp. *	6,231	205
CACI International, Inc., Class A *	55,620	2,842
CIBER, Inc. *	17,013	133
Diebold, Inc.	1,300	59
Electronics for Imaging, Inc. *	61,500	1,652

See Notes to the Financial Statements.
MULTI - MANAGER FUNDS       20       NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS – 96.0% – CONTINUED
Computers - 3.9% – (continued)
Hutchinson Technology, Inc. *	17,100	$421
iGate Corp. *	14,900	128
Immersion Corp. *	33,824	554
Lexmark International, Inc., Class A *	4,700	195
Magma Design Automation, Inc. *	34,400	484
Manhattan Associates, Inc. *	13,100	359
Quantum Corp. *	58,799	200
Radiant Systems, Inc. *	50,220	795
Sigma Designs, Inc. *	13,900	670
Silicon Storage Technology, Inc. *	47,700	153
Stratasys, Inc. *	3,000	83
Synopsys, Inc. *	12,780	346
Syntel, Inc.	2,400	100
Unisys Corp. *	226,000	1,496

		11,097

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc. *	8,200	221

Distribution/Wholesale - 0.8%
Bell Microproducts, Inc. *	15,800	98
Building Material Holding Corp.	6,900	73
Core-Mark Holding Co., Inc. *	4,100	144
Huttig Building Products, Inc. *	74,500	401
LKQ Corp. *	3,730	130
United Stationers, Inc. *	26,200	1,455

		2,301

Diversified Financial Services - 2.1%
Affiliated Managers Group, Inc. *	15,850	2,021
AmeriCredit Corp. *	16,134	284
Delta Financial Corp.	23,400	115
Financial Federal Corp.	3,000	84
GAMCO Investors, Inc., Class A	800	44
International Securities Exchange Holdings, Inc.	2,900	193
Merrill Lynch & Co., Inc.	420	30
National Financial Partners Corp.	29,660	1,571
Ocwen Financial Corp. *	9,100	86
Portfolio Recovery Associates, Inc.	25,900	1,374

		5,802

Electric - 1.5%
Aquila, Inc. *	100	-
Central Vermont Public Service Corp.	7,550	276
El Paso Electric Co. *	13,600	315
Idacorp, Inc.	800	26

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% – CONTINUED
Electric - 1.5% – (continued)
ITC Holdings Corp.	26,500	$1,313
Otter Tail Corp.	8,300	296
Pike Electric Corp. *	59,700	1,120
Portland General Electric Co.	22,030	613
Westar Energy, Inc.	15,035	369

		4,328

Electrical Components & Equipment - 1.2%
Ametek, Inc.	28,300	1,223
Belden, Inc.	11,922	559
Encore Wire Corp.	6,900	173
GrafTech International Ltd. *	52,789	942
Greatbatch, Inc. *	6,712	179
Powell Industries, Inc. *	4,100	155
Superior Essex, Inc. *	4,000	149

		3,380

Electronics - 3.6%
Analogic Corp.	6,430	410
Benchmark Electronics, Inc. *	61,500	1,468
Coherent, Inc. *	53,500	1,716
Cubic Corp.	9,900	417
Dionex Corp. *	4,900	389
Flir Systems, Inc. *	31,730	1,758
Methode Electronics, Inc.	14,100	212
Plexus Corp. *	64,400	1,765
Tektronix, Inc.	1,500	42
TTM Technologies, Inc. *	36,610	424
Varian, Inc. *	9,922	631
Watts Water Technologies, Inc., Class A	27,800	853

		10,085

Engineering & Construction - 0.4%
Dycom Industries, Inc. *	10,000	306
EMCOR Group, Inc. *	4,340	136
Perini Corp. *	11,031	617
Stanley, Inc. *	5,000	138

		1,197

Entertainment - 1.2%
Lions Gate Entertainment Corp. *	114,390	1,180
Macrovision Corp. *	63,100	1,554
Shuffle Master, Inc. *	45,090	674

		3,408

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT       21      MULTI - MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI – MANAGER SMALL CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% - CONTINUED
Environmental Control - 0.1%
Calgon Carbon Corp. *	12,800	$179
Metal Management, Inc.	2,500	135

		314

Food - 1.8%
Cal-Maine Foods, Inc.	16,300	411
Chiquita Brands International, Inc. *	8,318	132
Flowers Foods, Inc.	16,500	360
Fresh Del Monte Produce, Inc.	27,500	790
Ingles Markets, Inc., Class A	6,560	188
J & J Snack Foods Corp.	32,500	1,132
Nash Finch Co.	3,000	119
Performance Food Group Co. *	51,930	1,565
Sanderson Farms, Inc.	2,400	100
TreeHouse Foods, Inc. *	6,100	165

		4,962

Forest Products & Paper - 1.3%
Glatfelter	97,000	1,439
Neenah Paper, Inc.	37,500	1,241
Potlatch Corp.	22,000	991
Rayonier, Inc.	2,600	125

		3,796

Gas - 0.4%
New Jersey Resources Corp.	20,500	1,017

Hand/Machine Tools - 0.2%
Baldor Electric Co.	15,100	603
Hardinge, Inc.	2,100	73

		676

Healthcare - Products - 5.8%
Advanced Medical Optics, Inc. *	59,000	1,805
Align Technology, Inc. *	14,300	362
American Medical Systems Holdings, Inc. *	70,750	1,199
Conmed Corp. *	21,300	596
Cooper Cos., Inc.	25,500	1,337
Cynosure, Inc., Class A *	3,000	111
Dentsply International, Inc.	1,978	82
DJO, Inc. *	36,390	1,787
Hillenbrand Industries, Inc.	4,100	225
ICU Medical, Inc. *	40,000	1,550
Immucor, Inc. *	4,090	146
Invacare Corp.	20,000	468
Kinetic Concepts, Inc. *	8,900	501
Kyphon, Inc. *	34,336	2,403

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% – CONTINUED
Healthcare - Products - 5.8% – (continued)
Mentor Corp.	5,100	$ 235
NuVasive, Inc. *	47,910	1,721
Osteotech, Inc. *	5,400	41
PolyMedica Corp.	2,300	121
STERIS Corp.	12,300	336
SurModics, Inc. *	4,400	216
TomoTherapy, Inc. *	30,600	711
Ventana Medical Systems, Inc. *	3,300	283
Zoll Medical Corp. *	4,000	104

		16,340

Healthcare - Services - 2.7%
Air Methods Corp. *	26,000	1,201
AMERIGROUP Corp. *	3,600	124
Apria Healthcare Group, Inc. *	16,200	421
Centene Corp. *	8,300	179
Healthways, Inc. *	40,060	2,162
Magellan Health Services, Inc. *	38,300	1,554
Molina Healthcare, Inc. *	4,000	145
Psychiatric Solutions, Inc. *	47,940	1,883
RehabCare Group, Inc. *	4,800	85

		7,754

Holding Companies - Diversified - 0.0%
NTR Acquisition Co. *	8,500	81

Home Builders - 0.6%
MDC Holdings, Inc.	2,200	90
Meritage Homes Corp. *	21,000	297
Thor Industries, Inc.	29,500	1,327

		1,714

Home Furnishings - 1.0%
American Woodmark Corp.	4,000	99
DTS, Inc. *	67,960	2,064
Tempur-Pedic International, Inc.	17,800	636

		2,799

Household Products/Wares - 0.2%
American Greetings Corp., Class A	6,804	180
Blyth, Inc.	12,600	258
CSS Industries, Inc.	4,600	165

		603

Insurance - 3.8%
American Physicians Capital, Inc.	4,576	178
Amerisafe, Inc. *	6,300	104

See Notes to the Financial Statements.
   MULTI - MANAGER FUNDS    22    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% – CONTINUED
Insurance - 3.8% – (continued)
Aspen Insurance Holdings Ltd.	17,871	$499
Assured Guaranty Ltd.	41,290	1,122
Flagstone Reinsurance Holdings Ltd.	7,900	105
IPC Holdings Ltd.	6,400	185
Max Capital Group Ltd.	3,200	90
NYMAGIC, Inc.	6,100	170
Platinum Underwriters Holdings Ltd.	13,150	473
PMI Group (The), Inc.	5,400	176
Primus Guaranty Ltd. *	138,450	1,456
ProAssurance Corp. *	14,990	807
SeaBright Insurance Holdings, Inc. *	5,500	94
Security Capital Assurance Ltd.	88,700	2,026
Selective Insurance Group, Inc.	93,000	1,979
StanCorp Financial Group, Inc.	24,300	1,203
Stewart Information Services Corp.	5,600	192

		10,859

Internet - 3.4%
1-800-FLOWERS.COM, Inc., Class A *	21,400	248
AsiaInfo Holdings, Inc. *	53,300	483
Authorize.Net Holdings, Inc. *	3,690	65
Blue Nile, Inc. *	7,508	707
Chordiant Software, Inc. *	38,300	531
Cogent Communications Group, Inc. *	7,400	173
CyberSource Corp. *	120,410	1,408
Earthlink, Inc. *	28,200	223
eResearch Technology, Inc. *	6,800	77
Imergent, Inc.	32,750	735
Infospace, Inc.	8,293	146
Interwoven, Inc. *	23,576	335
iPass, Inc. *	28,200	118
j2 Global Communications, Inc. *	67,560	2,211
RealNetworks, Inc. *	16,060	109
S1 Corp. *	26,190	237
Shutterfly, Inc. *	10,500	335
ValueClick, Inc. *	27,410	616
Vasco Data Security International, Inc. *	12,500	441
Vignette Corp. *	25,060	503

		9,701

Investment Companies - 0.2%
Apollo Investment Corp.	22,454	467
Capital Southwest Corp.	905	111

		578

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% – CONTINUED
Iron/Steel - 0.2%
Ryerson, Inc.	4,160	$140
Schnitzer Steel Industries, Inc., Class A	3,826	281

		421

Leisure Time - 0.1%
Multimedia Games, Inc. *	19,000	162

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc. *	5,600	322

Machinery - Diversified - 0.5%
AGCO Corp. *	2,697	137
Applied Industrial Technologies, Inc.	9,600	296
Cascade Corp.	1,300	85
Chart Industries, Inc. *	2,900	93
Gorman-Rupp (The) Co.	2,100	70
Hurco Cos., Inc. *	2,200	119
NACCO Industries, Inc., Class A	1,810	187
Robbins & Myers, Inc.	2,900	166
Tecumseh Products Co., Class A *	5,100	98
Tennant Co.	2,352	115

		1,366

Media - 1.1%
Belo Corp., Class A	67,694	1,175
Central European Media Enterprises Ltd., Class A *	17,800	1,632
Journal Communications, Inc., Class A	17,100	162
Lin TV Corp., Class A *	4,200	55

		3,024

Metal Fabrication/Hardware - 0.4%
Ampco-Pittsburgh Corp.	4,390	173
Lawson Products, Inc.	2,300	80
Mueller Industries, Inc.	6,100	220
Quanex Corp.	3,400	160
Sun Hydraulics, Inc.	8,050	256
Worthington Industries, Inc.	4,600	108

		997

Mining - 0.1%
USEC, Inc. *	19,680	202

Miscellaneous Manufacturing - 1.8%
Acuity Brands, Inc.	6,000	303
Blount International, Inc. *	4,300	49
EnPro Industries, Inc. *	6,177	251
Griffon Corp. *	4,500	68
Hexcel Corp. *	54,500	1,238

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    23    MULTI - MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% – CONTINUED
Miscellaneous Manufacturing - 1.8% – (continued)
Koppers Holdings, Inc.	6,500	$251
Matthews International Corp., Class A	47,250	2,069
Raven Industries, Inc.	2,500	100
Roper Industries, Inc.	2,050	134
Smith (A.O.) Corp.	4,500	197
Sturm Ruger & Co., Inc. *	11,400	204
Tredegar Corp.	9,949	172
Trimas Corp. *	14,600	194

		5,230

Office Furnishings - 0.0%
HNI Corp.	2,100	76

Office/Business Equipment - 0.1%
IKON Office Solutions, Inc.	29,869	384

Oil & Gas - 1.8%
Atlas America, Inc.	3,300	170
ATP Oil & Gas Corp. *	1,800	85
Berry Petroleum Co., Class A	3,100	123
Bois d’Arc Energy, Inc. *	11,300	216
Brigham Exploration Co. *	15,100	89
Delek US Holdings, Inc.	4,500	113
Grey Wolf, Inc. *	24,400	160
Mariner Energy, Inc. *	11,300	234
Patterson-UTI Energy, Inc.	9,600	217
Petroquest Energy, Inc. *	17,400	187
Quicksilver Resources, Inc. *	37,500	1,764
Rosetta Resources, Inc. *	12,100	222
Stone Energy Corp. *	14,400	576
Swift Energy Co. *	10,600	434
Western Refining, Inc.	1,300	53
Whiting Petroleum Corp. *	9,300	413

		5,056

Oil & Gas Services - 1.8%
Dawson Geophysical Co. *	2,300	178
Exterran Holdings, Inc. *	900	72
Gulf Island Fabrication, Inc.	2,000	77
Lufkin Industries, Inc.	14,640	805
Newpark Resources, Inc. *	21,000	113
Oceaneering International, Inc. *	20,000	1,516
Tetra Technologies, Inc. *	75,000	1,586
Trico Marine Services, Inc. *	1,100	33
W-H Energy Services, Inc. *	5,900	435

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% – CONTINUED
Oil & Gas Services - 1.8% – (continued)
Willbros Group, Inc. *	5,100	$173

		4,988

Pharmaceuticals - 2.1%
Alkermes, Inc. *	7,200	133
Array Biopharma, Inc. *	7,900	89
Caraco Pharmaceutical Laboratories Ltd. *	13,080	200
Cephalon, Inc. *	3,200	234
Cubist Pharmaceuticals, Inc. *	23,200	490
Express Scripts, Inc. *	25,420	1,419
Isis Pharmaceuticals, Inc. *	35,031	524
MGI Pharma, Inc. *	4,800	133
Neurocrine Biosciences, Inc. *	14,600	146
Perrigo Co.	12,800	273
Pharmion Corp. *	7,905	365
Poniard Pharmaceuticals, Inc. *	11,638	66
Santarus, Inc. *	57,400	152
Sciele Pharma, Inc. *	32,300	840
United Therapeutics Corp. *	7,000	466
Vanda Pharmaceuticals, Inc. *	9,200	128
Viropharma, Inc. *	6,500	58
Watson Pharmaceuticals, Inc. *	6,300	204
Xenoport, Inc. *	3,400	160

		6,080

Real Estate - 0.2%
Jones Lang LaSalle, Inc.	5,335	548

Real Estate Investment Trusts - 2.2%
Agree Realty Corp.	4,100	128
Alesco Financial, Inc.	121,300	597
Anworth Mortgage Asset Corp.	18,934	102
Arbor Realty Trust, Inc.	15,360	290
BRT Realty Trust	4,500	78
Cousins Properties, Inc.	39,000	1,145
Duke Realty Corp.	3,833	130
Entertainment Properties Trust	8,200	417
Equity Lifestyle Properties, Inc.	5,100	264
Federal Realty Investment Trust	3,000	266
Franklin Street Properties Corp.	7,600	131
Gramercy Capital Corp. of New York	6,350	160
HCP, Inc.	10,300	342
iStar Financial, Inc.	4,537	154
Medical Properties Trust, Inc.	22,032	293
MFA Mortgage Investments, Inc.	3,700	30

See Notes to the Financial Statements.
   MULTI - MANAGER FUNDS    24    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% – CONTINUED
Real Estate Investment Trusts - 2.2% – (continued)
National Health Investors, Inc.	18,200	$563
Post Properties, Inc.	4,800	186
Quadra Realty Trust, Inc.	14,000	133
Regency Centers Corp.	3,400	261
Senior Housing Properties Trust	14,343	316
Taubman Centers, Inc.	4,400	241

		6,227

Retail - 6.6%
AC Moore Arts & Crafts, Inc. *	79,820	1,258
Aeropostale, Inc. *	5,100	97
Asbury Automotive Group, Inc.	7,657	152
AutoNation, Inc. *	3,240	57
Bob Evans Farms, Inc.	18,400	555
Borders Group, Inc.	118,000	1,573
Brinker International, Inc.	5,900	162
Buffalo Wild Wings, Inc. *	4,400	166
California Pizza Kitchen, Inc. *	29,700	522
CEC Entertainment, Inc. *	8,112	218
Children’s Place Retail Stores (The), Inc. *	63,600	1,544
Chipotle Mexican Grill, Inc., Class B *	2,100	225
Domino’s Pizza, Inc.	12,100	201
Duckwall-ALCO Stores, Inc. *	14,960	551
Fred’s, Inc.	48,000	506
GameStop Corp., Class A *	10,030	565
Group 1 Automotive, Inc.	43,500	1,460
Jack in the Box, Inc. *	3,810	247
Jo-Ann Stores, Inc. *	10,000	211
Jos. A. Bank Clothiers, Inc. *	5,910	198
Landry’s Restaurants, Inc.	15,700	415
Longs Drug Stores Corp.	2,300	114
McCormick & Schmick’s Seafood Restaurants, Inc. *	36,230	682
O’Charleys, Inc.	29,730	451
P.F. Chang’s China Bistro, Inc. *	5,000	148
Papa John’s International, Inc. *	46,700	1,141
PC Connection, Inc. *	11,700	146
Regis Corp.	5,800	185
Ruby Tuesday, Inc.	6,700	123
Rush Enterprises, Inc., Class A *	9,800	249
School Specialty, Inc. *	42,300	1,465
Select Comfort Corp. *	98,900	1,380
Sonic Automotive, Inc., Class A	4,464	107

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% – CONTINUED
Retail - 6.6% – (continued)
Systemax, Inc.	11,700	$239
Tractor Supply Co. *	28,250	1,302
West Marine, Inc. *	9,800	113

		18,728

Savings & Loans - 1.1%
BankFinancial Corp.	5,000	79
BankUnited Financial Corp., Class A	12,900	201
Brookline Bancorp, Inc.	9,900	115
Downey Financial Corp.	7,601	439
First Niagara Financial Group, Inc.	30,400	430
Flagstar Bancorp, Inc.	27,700	270
KNBT Bancorp, Inc.	11,000	182
NewAlliance Bancshares, Inc.	19,100	280
Partners Trust Financial Group, Inc.	7,829	95
Provident Financial Services, Inc.	27,044	443
Provident New York Bancorp	16,700	219
Washington Federal, Inc.	9,900	260

		3,013

Semiconductors - 3.1%
Actel Corp. *	9,174	98
Advanced Analogic Technologies, Inc. *	14,700	156
Cohu, Inc.	3,400	64
Credence Systems Corp. *	35,500	110
DSP Group, Inc. *	5,400	85
Emulex Corp. *	4,400	84
Entegris, Inc. *	193,200	1,677
Exar Corp. *	20,882	273
Intersil Corp., Class A	2,400	80
IXYS Corp. *	4,600	48
Micrel, Inc.	20,300	219
Monolithic Power Systems, Inc. *	15,500	394
Novellus Systems, Inc. *	5,200	142
ON Semiconductor Corp. *	4,745	60
Photronics, Inc. *	13,800	157
PMC - Sierra, Inc. *	14,100	118
Semtech Corp. *	18,900	387
Silicon Laboratories, Inc. *	44,480	1,858
Skyworks Solutions, Inc. *	37,000	335
TriQuint Semiconductor, Inc. *	8,030	39
Ultra Clean Holdings *	35,977	529
Volterra Semiconductor Corp. *	137,400	1,687

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    25    MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% – CONTINUED
Semiconductors - 3.1% – (continued)
Zoran Corp. *	14,000	$283

		8,883

Software - 6.3%
Acxiom Corp.	6,300	125
Avid Technology, Inc. *	62,600	1,695
Business Objects S.A. ADR *	41,000	1,840
CSG Systems International, Inc. *	12,400	263
Double-Take Software, Inc. *	7,700	147
Fair Isaac Corp.	4,400	159
Global Payments, Inc.	19,580	866
Innerworkings, Inc. *	89,500	1,542
Lawson Software, Inc. *	34,900	349
MSC.Software Corp. *	119,500	1,628
Nuance Communications, Inc. *	95,600	1,846
Omniture, Inc. *	14,200	431
Pegasystems, Inc.	8,200	98
Phase Forward, Inc. *	9,804	196
Phoenix Technologies Ltd. *	7,200	77
Schawk, Inc.	43,000	970
Synchronoss Technologies, Inc. *	10,600	446
Taleo Corp., Class A *	14,100	358
THQ, Inc. *	70,550	1,762
Ultimate Software Group, Inc. *	87,680	3,060

		17,858

Telecommunications - 4.1%
Adtran, Inc.	5,300	122
Alaska Communications Systems Group, Inc.	7,400	107
Aruba Networks, Inc. *	24,800	496
Atlantic Tele-Network, Inc.	7,100	258
C-COR, Inc. *	70,580	811
Cbeyond, Inc. *	6,200	253
Cincinnati Bell, Inc. *	20,500	101
Consolidated Communications Holdings, Inc.	10,900	214
CPI International, Inc. *	2,000	38
Ditech Networks, Inc. *	14,804	78
EMS Technologies, Inc. *	1,900	47
Foundry Networks, Inc. *	42,240	751
General Communication, Inc., Class A *	140,000	1,700
IDT Corp., Class B	22,000	184
Iowa Telecommunications Services, Inc.	10,400	206
iPCS, Inc.	40,000	1,376
Loral Space & Communications, Inc. *	4,600	183

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.0% – CONTINUED
Telecommunications - 4.1% – (continued)
Network Equipment Technologies, Inc. *	16,200	$235
Novatel Wireless, Inc. *	29,616	671
NTELOS Holdings Corp.	20,400	601
PAETEC Holding Corp. *	13,600	169
Plantronics, Inc.	6,500	185
Polycom, Inc. *	5,840	157
Premiere Global Services, Inc. *	8,700	110
RF Micro Devices, Inc. *	82,100	552
SureWest Communications	13,300	333
Switch & Data Facilities Co., Inc. *	23,500	383
Syniverse Holdings, Inc. *	74,420	1,183
USA Mobility, Inc. *	4,258	72
UTStarcom, Inc. *	23,014	84

		11,660

Textiles - 0.8%
G&K Services, Inc., Class A	23,500	945
Unifirst Corp. of Massachusetts	36,000	1,348

		2,293

Toys, Games & Hobbies - 0.4%
RC2 Corp. *	38,000	1,052

Transportation - 2.0%
Atlas Air Worldwide Holdings, Inc. *	4,565	236
Genco Shipping & Trading Ltd.	3,000	197
General Maritime Corp.	18,900	528
Gulfmark Offshore, Inc. *	3,200	156
HUB Group, Inc., Class A *	1,800	54
Knight Transportation, Inc.	81,370	1,400
Knightsbridge Tankers Ltd.	6,300	169
Landstar System, Inc.	23,000	965
Overseas Shipholding Group	1,900	146
Ship Finance International Ltd.	4,000	105
TBS International Ltd., Class A *	12,200	503
Tsakos Energy Navigation Ltd.	18,500	1,303

		5,762

Trucking & Leasing - 0.0%
TAL International Group, Inc.	3,000	75

Total Common Stocks

(Cost $257,651)		271,949

See Notes to the Financial Statements.
   MULTI-MANAGER FUNDS    26    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANIES - 4.7%
iShares Russell 2000 Index Fund	57,500	$4,602
Northern Institutional Funds - Diversified Assets Portfolio (1)	8,793,253	8,794

Total Investment Companies

(Cost $13,346)		13,396

RIGHTS - 0.0%
Exide Technologies	8,600	-

Total Rights

(Cost $ -)		-

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.5%
ABN-Amro Bank, Amsterdam, Eurodollar Time Deposit, 5.50%, 10/1/07	$1,338	1,338

Total Short-Term Investment

(Cost $1,338)		1,338

Total Investments - 101.2%

(Cost $272,335)		286,683
Liabilities less Other Assets - (1.2)%		(3,437)

NET ASSETS - 100.0%		$283,246

(1)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds - Diversified Assets Portfolio.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
At September 30, 2007, the industry sectors for the Multi-Manager Small Cap Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	15.3%
Consumer Staples	2.7
Energy	4.7
Financials	18.3
Health Care	14.4
Industrials	12.9
Information Technology	23.5
Materials	4.1
Telecommunication Services	2.6
Utilities	1.5

Total	100.0%

See Notes to the Financial Statements.
   NORTHERN FUNDS SEMIANNUAL REPORT    27    MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

 NOTES TO THE FINANCIAL STATEMENTS

1 ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2007, the Trust includes 37 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Multi-Manager International Equity, Multi-Manager Mid Cap, and Multi-Manager Small Cap Funds (collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Global Advisors, Inc. (“NTGA”) is a direct subsidiary of Northern Trust Corporation and Northern Trust Investments, N.A. (“NTI”) is a direct subsidiary of The Northern Trust Company (“Northern Trust”). NTGA and NTI serve jointly as the investment advisers of the Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. (“PFPC”) serve as the Trust’s co-administrators, and Northern Fund Distributors, LLC is the Trust’s distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES – Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

MULTI-MANAGER FUNDS  28 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

B) FOREIGN CURRENCY TRANSLATIONS – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

C) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS – Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

D) INVESTMENT TRANSACTIONS AND INCOME – Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

E) EXPENSES – Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among the Funds in proportion to each Fund’s relative net assets.

F) REDEMPTION FEES – The Multi-Manager International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

There were no redemption fees for the six months ended September 30, 2007, for the Multi-Manager International Equity Fund.

G) DISTRIBUTIONS TO SHAREHOLDERS – Distribution of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND
PAYMENT FREQUENCY

Multi-Manager International Equity	ANNUALLY
Multi-Manager Mid Cap	ANNUALLY
Multi-Manager Small Cap	ANNUALLY

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the

NORTHERN FUNDS SEMIANNUAL REPORT  29 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

 NOTES TO THE FINANCIAL STATEMENTS (continued)

recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts.

H) FEDERAL INCOME TAXES – No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

At March 31, 2007, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED

	ORDINARY	LONG-TERM	UNREALIZED
Amounts in thousands	INCOME*	CAPITAL GAINS	GAINS

Multi-Manager International Equity	$9,812	$–	$90,090
Multi-Manager Mid Cap	1,251	30	25,814
Multi-Manager Small Cap	3,873	6	19,946

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the period ended March 31, 2007, was as follows:

	DISTRIBUTIONS FROM

	ORDINARY	LONG-TERM
Amounts in thousands	INCOME*	CAPITAL GAINS

Multi-Manager International Equity	$1,800	$–
Multi-Manager Mid Cap	370	–
Multi-Manager Small Cap	888	2

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Funds’ financial statements.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2007, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense during the six months ended September 30, 2007.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a joint advisory fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). For the six months ended September 30, 2007, the investment advisers agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during the six months ended September 30, 2007 were as follows:

	ANNUAL
	ADVISORY	EXPENSE
	FEES	LIMITATIONS

Multi-Manager International Equity	1.10%	1.45%
Multi-Manager Mid Cap	0.90%	1.20%
Multi-Manager Small Cap	1.10%	1.40%

The reimbursements described above are voluntary and may be modified or terminated at any time.

Pursuant to the Investment Advisory Agreement with the Trust, each of NTI and NTGA is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI and NTGA oversee and monitor the selection and performance of Sub-Advisers and allocate resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI and NTGA.

MULTI-MANAGER FUNDS  30 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

As of September 30, 2007, Altrinsic Global Advisors, LLC, Oechsle International Advisors, LLC, Tradewinds Global Investors, LLC and UBS Global Asset Management (Americas) Inc. are the sub-advisers for the Multi-Manager International Equity Fund. Effective August 30, 2007, Nicholas Applegate Capital Management, LLC is no longer a sub-adviser for the Multi-Manager International Equity Fund and its assets were transferred to UBS Global Asset Management (Americas) Inc.

As of September 30, 2007, Geneva Capital Management Ltd., LSV Asset Management and TCW Investment Management Company are the sub-advisers for the Multi-Manager Mid Cap Fund.

As of September 30, 2007, Goldman Sachs Asset Management, L.P., Metropolitan West Capital Management, LLC and William Blair & Company, LLC are the sub-advisers for the Multi-Manager Small Cap Fund. Effective August 22, 2007, NorthPointe Capital, LLC is no longer a sub-adviser for the Multi-Manager Small Cap Fund and its assets were transferred to Goldman Sachs Asset Management, L.P.

The Investment Advisers are responsible for payment of sub-advisory fees to these sub-advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. The Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5 RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the SEC. Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custodial fees payable to NTI and/or its affiliates on the uninvested cash invested in the Portfolio are 0.35 percent. NTI is currently reimbursing each of the Funds invested in the Portfolio for the advisory fees received by NTI from the Portfolio in respect of each Fund’s assets invested in the Portfolio. The exemptive order requires the Funds’ Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

NORTHERN FUNDS SEMIANNUAL REPORT  31 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS (continued)	SEPTEMBER 30, 2007 (UNAUDITED)

6 INVESTMENT TRANSACTIONS

For the six months ended September 30, 2007, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Multi-Manager International Equity	$—	$497,182	$—	$339,862
Multi-Manager Mid Cap	—	154,287	—	71,587
Multi-Manager Small Cap	—	296,244	—	242,917

At September 30, 2007, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

	UNREALIZED	UNREALIZED		COST BASIS
Amounts in thousands	APPRECIATION	DEPRECIATION	NET APPRECIATION	OF SECURITIES

Multi-Manager International Equity	$189,979	$(36,180)	$153,799	$1,210,368
Multi-Manager Mid Cap	61,248	(21,519)	39,729	390,393
Multi-Manager Small Cap	27,168	(12,820)	14,348	272,335

7 CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2007, were as follows:

		PROCEEDS	SHARES FROM			PAYMENTS	NET	NET
	SHARES	FROM	REINVESTED	REINVESTMENT	SHARES	FOR SHARES	INCREASE	INCREASE
Amounts in thousands	SOLD	SHARES SOLD	DIVIDENDS	OF DIVIDENDS	REDEEMED	REDEEMED	IN SHARES	IN NET ASSETS

Multi-Manager International Equity	20,897	$259,755	—	$—	(7,129)	$(88,806)	13,768	$170,949
Multi-Manager Mid Cap	7,296	85,476	—	—	(2,178)	(25,498)	5,118	59,978
Multi-Manager Small Cap	5,787	68,343	—	—	(1,437)	(16,942)	4,350	51,401

Transactions in capital shares for the period ended March 31, 2007, were as follows:

		PROCEEDS	SHARES FROM			PAYMENTS	NET	NET
	SHARES	FROM	REINVESTED	REINVESTMENT	SHARES	FOR SHARES	INCREASE	INCREASE
Amounts in thousands	SOLD	SHARES SOLD	DIVIDENDS	OF DIVIDENDS	REDEEMED	REDEEMED	IN SHARES	IN NET ASSETS

Multi-Manager International Equity	95,622	$1,035,118	6	$65	(4,100)	$(46,994)	91,528	$988,189
Multi-Manager Mid Cap	32,677	339,473	1	9	(2,111)	(22,607)	30,567	316,875
Multi-Manager Small Cap	22,284	230,136	38	417	(2,551)	(27,625)	19,771	202,928

8 NEW ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statements and financial disclosures, if any.

9 SUBSEQUENT EVENT

Effective October 17, 2007, the Multi-Manager Large Cap Fund was funded. Delaware Management Company, Inc., Jennison Associates LLC, Marsico Capital Management, LLC and Metropolitan West Capital Management, LLC are the sub-advisers for the Multi-Manager Large Cap Fund.

MULTI-MANAGER FUNDS  32 NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

FUND EXPENSES	SEPTEMBER 30, 2007 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Multi-Manager International Equity Fund; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/07 - 9/30/07” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 29) in the Multi-Manager International Equity Fund. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Multi-Manager International Equity

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	1.44%	$1,000.00	$1,097.60	$7.57
Hypothetical	1.44%	$1,000.00	$1,017.85	$7.28 **

Multi-Manager Mid Cap

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	1.20%	$1,000.00	$1,066.70	$6.22
Hypothetical	1.20%	$1,000.00	$1,019.05	$6.07 **

Multi-Manager Small Cap

		BEGINNING	ENDING
		ACCOUNT	ACCOUNT	EXPENSES
	EXPENSE	VALUE	VALUE	PAID*
	RATIO	4/1/07	9/30/07	4/1/07 - 9/30/07

Actual	1.40%	$1,000.00	$1,024.40	$7.10
Hypothetical	1.40%	$1,000.00	$1,018.05	$7.08 **

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT  33 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENTS

The Multi-Manager Board of Trustees (“Trustees”) oversee the management of the Multi-Manager International Equity, Large Cap, Mid Cap and Small Cap Funds (together, the “Multi-Manager Funds” or “Funds”) and review the investment performance and expenses of the Funds. In addition, the Trustees determine annually whether to re-approve and continue the Trust’s investment advisory agreement (the “Multi-Manager Advisory Agreement”) for the Multi-Manager Funds with the Investment Advisers, and sub-advisory agreements (the “Sub-Advisory Agreements”) with each of the sub-advisers (together, “Sub-Advisers”) to the Multi-Manager Funds.

The Multi-Manager Advisory Agreement was most recently re-approved with respect to the Multi-Manager International Equity, Mid Cap and Small Cap Funds (the “Current Multi-Manager Funds”) by the Trustees, including all of the Trustees who are not parties to the Multi-Manger Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on August 3, 2007 (the “August Meeting”). In addition, the Multi-Manager Advisory Agreement for the Multi-Manager Large Cap Fund (which commenced operations on October 17, 2007) was initially approved by the Trustees at the August Meeting.

In preparation for the Trustees’ consideration of the Multi-Manager Advisory Agreement at the August Meeting, the Trustees reviewed information on the following topics for the Current Multi-Manager Funds at a meeting held on May 4, 2007 (the “May Meeting” and together with the August Meeting, referred to as the “Meetings”): the Investment Advisers’ profitability on a Fund-by-Fund basis; the qualifications of the Investment Advisers, the Sub-Advisers and their affiliates to provide services to the Funds; and policies adopted by the Investment Advisers and Sub-Advisers regarding compliance, including brokerage, trade allocations and other matters.

In connection with the Meetings and their evaluation of the Multi-Manager Advisory Agreement, the Trustees considered the Investment Advisers’ written and oral presentations and discussed the information that had been provided at each of the Meetings. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meetings without employees of the Investment Advisers present.

In evaluating whether to continue or approve, as the case may be, the Multi-Manager Advisory Agreement for the Current Multi-Manager Funds and the new Multi-Manager Large Cap Fund, the Trustees considered that the Investment Advisers engage Sub-Advisers, subject to the Trustees’ approval, to manage the assets of the Funds. They also discussed that the Investment Advisers provide general investment management services to the Multi-Manager Funds and have ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees considered that the Investment Advisers are also responsible for selecting each Multi-Manager Fund’s investment strategies; allocating and reallocating assets among the Sub-Advisers consistent with each Fund’s investment objective and strategies; monitoring and evaluating Sub-Adviser performance; and implementing procedures relating to the Sub-Advisers’ compliance with the relevant Fund’s investment objectives, policies and restrictions. In addition to providing these services, the Investment Advisers manage the cash portion of each Multi-Manager Fund.

The Board considered that the Investment Advisers select the Sub-Advisers to manage the Funds on the basis of both qualitative and quantitative analyses that assess, among other things, each Sub-Adviser’s investment style, historical performance and the characteristics of each Sub-Adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures and earnings and volatility statistics). The Investment Advisers then allocate assets to a Sub-Adviser selected through this process on the basis of a particular strategy assigned to it with the goal that the investment styles of the Sub-Advisers for each Fund are complementary. Thus, the Sub-Advisers are chosen not only based on their performance but also for their anticipated investment synergy with the other Sub-Advisers managing assets of the same Fund. The Trustees considered the Investment Advisers’ selection and allocation methodology in evaluating their services under the Multi-Manager Advisory Agreement.

The Trustees also considered that the prospectuses for the Multi-Manager Funds disclose the Investment Advisers’ role in selecting the Sub-Advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund.

MULTI-MANAGER FUNDS  34 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

In evaluating the Multi-Manager Advisory Agreement, generally the Trustees relied upon their knowledge of the Investment Advisers and their services resulting from their meetings and interactions with management throughout the year. The Trustees reviewed and discussed, among other things, information relating to: (i) the terms of the Multi-Manager Advisory Agreement; (ii) the contractual investment advisory fees and the total expenses (after voluntary reimbursements) borne by the Multi-Manager Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper Analytical Services, Inc. (“Lipper”), including other multi-manager funds that operate similarly to the Funds; (iii) Lipper and benchmark information with respect to the Current Multi-Manager Funds’ performance, such information not being available for the Multi-Manager Large Cap Fund; (iv) the nature, quality and extent of the investment advisory services, including the scope and depth of the Investment Advisers’ resources, the Investment Advisers’ staffing for the Funds and the experience of the persons who supervise the Sub-Advisers; (v) the Investment Advisers’ financial resources and their ability to attract and retain talent; (vi) the fees paid by the Funds to the Investment Advisers and their affiliates for services, and the expenses incurred by them in connection with the provision of those services; (vii) the Funds’ expense ratios; (viii) other benefits received by the Investment Advisers and their affiliates from their relationships with the Funds; and (ix) potential economies of scale at various projected Fund asset levels. The Trustees reviewed the sub-advisory fees (which are based on breakpoints) and the investment advisory fees (which do not use breakpoints) and the spread between the aggregate sub-advisory fees and the investment advisory fees at these different levels. The Trustees also reviewed these spreads in comparison to fee spreads among investment advisers and sub-advisers to other similarly-managed mutual funds.

The Trustees also reviewed and considered materials relating to the Investment Advisers’ investment management services. These materials included: (i) information with respect to the proprietary model for selecting Sub-Advisers for the Funds; (ii) the due diligence process used by the Investment Advisers to evaluate the Sub-Advisers; (iii) the program developed by the Investment Advisers to monitor the Sub-Advisers’ compliance with the Funds’ investment objectives, strategies and restrictions; (iv) the systems used by the Investment Advisers to monitor the Sub-Advisers’ investment performance; and (v) safeguards for addressing potential conflicts of interest.

In connection with their approvals of the Multi-Manager Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services, and the other nonadvisory services, provided to the Funds by the Investment Advisers and their affiliates. The advisory services included the Investment Advisers’ development of and expertise with a multi-manager platform, including the resources it had invested in the program and the proprietary model for selection and monitoring of money managers. In addition, the Trustees considered that the Investment Advisers were responsible for monitoring 11 different Sub-Advisers for the Current Multi-Manager Funds and four additional Sub-Advisers for the Multi-Manager Large Cap Fund. The nonadvisory services include services as the Funds’ custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds’ shareholders were likely to have other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Advisers both committed substantial financial and other resources to the operations of the Multi-Manager Funds and provided quality services to the Funds. The Trustees also believed that the Investment Advisers had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds and had established a program to monitor the Sub-Advisers’ compliance policies and procedures. The Trustees also considered the Investment Advisers’ willingness to provide information requested by the Trustees.

The Trustees also discussed the Multi-Manager Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; the Investment Advisers’ voluntary expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. In addition, the Trustees considered the fees paid by the Multi-Manager Funds to the Investment Advisers and their affiliates for custodial, transfer agency and co-administration services, and the fees payable to the Investment Advisers and/or their affiliates under the cash sweep program, and reviewed information as to whether the Investment Advisers were likely to pass benefits from their economies of scale to shareholders. In this regard, the Trustees considered the Investment Advisers’ view that the Current Multi-Manager Funds were sharing, and the Multi-Manager Large Cap Fund may be sharing, in

NORTHERN FUNDS SEMIANNUAL REPORT  35 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

 TRUSTEES AND OFFICERS (continued)

economies of scale through the level at which the Funds’ advisory fees are set (i.e., below the Lipper category median) and through the Investment Advisers’ voluntary expense caps for the Funds. In addition, the Trustees considered the current and projected assets in the Funds and the net advisory fees at those levels after the Investment Advisers’ payment of the sub-advisory fees; the information provided by the Investment Advisers relating to the current and projected costs of the services to be provided by the Investment Advisers and their affiliates, and the current and projected profits that may be realized by them; and information comparing the fee rates charged by the Investment Advisers with the fee rates charged by other, unaffiliated investment managers to their clients. Regarding profitability, the Trustees noted that the Investment Advisers had presented quarterly profitability reports to the Trustees on a Fund-by-Fund basis, as required by the Funds’ exemptive order. With respect to the Investment Advisers’ costs, the Trustees considered that the Investment Advisers had borne costs related to research and compliance with respect to the Multi-Manager Funds. All of these comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds. Information was also provided on the fee rates charged by the Investment Advisers to private accounts managed by them. In addition, the Trustees noted the Investment Advisers’ voluntary undertaking to limit the Funds’ total expense ratios to specified levels and that they would be paying the Sub-Advisers from their investment advisory fees.

The Trustees did not consider the investment performance of the Multi-Manager Large Cap Fund because it had no performance history. The Trustees, however, considered and evaluated the performance of the Current Multi-Manager Funds and each Sub-Adviser over the one-year period. The Trustees believed that the Investment Advisers were carefully monitoring each Sub-Adviser’s performance and making asset allocation changes and otherwise conferring with the Sub-Advisers when necessary to improve performance.

After deliberation, the Trustees concluded that the investment advisory fees paid by Multi-Manager Funds, including the Multi-Manager Large Cap Fund, were reasonable on a Fund-by-Fund basis in light of the services provided by the Investment Advisers, their costs and profitability and the Funds’ current and projected asset levels, and that the Multi-Manager Advisory Agreement should be approved and re-approved, as the case may be.

With respect to the Sub-Advisory Agreements, the Trustees reviewed information and written materials from the Investment Advisers and Sub-Advisers regarding (i) the nature and quality of the investment advisory services provided, or to be provided, by each Sub-Adviser including the experience and qualifications of the personnel providing such services; (ii) each Sub-Adviser’s financial condition, history of operations and ownership structure; (iii) each Sub-Adviser’s brokerage and soft dollar practices; (iv) each Sub-Adviser’s investment strategies and style of investing; (v) the performance history of the Sub-Advisers with respect to accounts or funds managed similarly to the Multi-Manager Funds; (vi) each Sub-Adviser’s compliance policies and procedures (including their Codes of Ethics) and the Investment Advisers’ and the Trust’s Chief Compliance Officer’s evaluations of such policies and procedures; (vii) the Sub-Advisers’ anticipated conflicts of interest in managing the Funds; and (viii) the terms of the Sub-Advisory Agreements. With respect to two of the Sub-Advisers, Marsico Capital Management, LLC and Tradewinds Global Investors, LLC, the Trustees reviewed information regarding pending changes of control of the Sub-Advisers that were anticipated to occur in the fall of 2007.

The Trustees also reviewed the Investment Advisers’ proprietary methodology for allocating assets among the various Sub-Advisers, the current and proposed allocations to each Sub-Adviser within each Multi-Manager Fund and the recommended mix of Sub-Advisers for each Fund based on their investment styles and strategies.

In connection with the approvals of the Sub-Advisory Agreements for each of the Multi-Manager Funds, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision. However, the Trustees relied upon the recommendations and evaluations of the Investment Advisers with respect to each of the Sub-Advisers.

With respect to the nature, extent and quality of the services to be provided by each Sub-Adviser, the Trustees considered the information provided by the Investment Advisers with respect to each Sub-Adviser’s qualifications and experience in managing the type of strategies for which the Sub-Adviser was being engaged in connection with a Multi-Manager Fund. With respect to UBS Global Asset Management, the Trustees considered that the proposed portfolio management team was the same team that had previously managed the assets of the Multi-Manager International Equity Fund when they were employed by

MULTI-MANAGER FUNDS  36 NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2007 (UNAUDITED)

Nicholas-Applegate Capital Management. The Trustees considered the performance of the portfolio management team while at Nicholas-Applegate Capital Management in evaluating whether to approve the Sub-Advisory Agreement with UBS Global Asset Management. Finally, the Trustees considered the information provided with respect to the Sub-Advisers’ management of potential conflicts of interest that might result from their management of the Multi-Manager Funds and other accounts.

The Trustees also considered and evaluated performance information presented with respect to each existing Sub-Adviser’s allocated assets and the Investment Advisers’ evaluation of their performance. This information was compared to performance information for other peers supplied by Lipper. The Trustees also considered overall Multi-Manager Fund performance, which indicated that the Multi-Manager Small Cap Fund had generally outperformed or was competitive with its benchmark and Lipper peers for the periods since inception. The Multi-Manager International Equity and Mid Cap Funds had not performed as well, but the Trustees considered the short time period in which the existing Multi-Manager Funds had been operating.

With respect to the sub-advisory fees, the Trustees considered that the Sub-Advisers were each paid by the Investment Advisers out of their advisory fees and not by the Funds. The Trustees also believed, based on representations of the Investment Advisers, that each Sub-Advisory Agreement had been negotiated at arms length among the Investment Advisers and Sub-Advisers. The Trustees also reviewed and considered information prepared by Lipper that compared each Fund’s aggregate sub-advisory fees with the aggregate sub-advisory fees of other multi-manager mutual funds. The Trustees also considered information prepared by the Investment Advisers that showed the levels of aggregate sub-advisory fees rates as the Funds’ assets increased. Finally, the Trustees also considered the Investment Advisers’ representations that the fees to be paid to the Sub-Advisers were reasonable in light of the anticipated quality of the services to be performed by them.

Based on the Trustee’s deliberations and the recommendations of the Investment Advisers, the Trustees concluded that the fees paid to the Sub-Advisers on a Fund-by-Fund basis were reasonable in light of the services provided by them and that the Sub-Advisory Agreements should be approved and re-approved, as the case may be.

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MULTI-MANAGER FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT  39 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

  PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MULTI-MANAGER FUNDS  40 NORTHERN FUNDS SEMIANNUAL REPORT

Item 2. Code of Ethics.
Not applicable for the reporting period.
Item 3. Audit Committee Financial Expert.
Not applicable for the reporting period.
Item 4. Principal Accountant Fees and Services.
Not applicable for the reporting period.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Funds

By (Signature and Title)	/s/ Lloyd A. Wennlund

Lloyd A. Wennlund, President
(Principal Executive Officer)
Date: December 5, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Lloyd A. Wennlund

Lloyd A. Wennlund, President
(Principal Executive Officer)
Date: December 5, 2007

By (Signature and Title)	/s/ Randal Rein

Randal Rein, Assistant Treasurer
(Principal Financial and Accounting Officer)
Date: December 5, 2007